                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

                              INVESTMENT COMPANIES

Investment Company Act file number  811-10325

                            VANECK VECTORS ETF TRUST
               (Exact name of registrant as specified in charter)

                      666 Third Avenue, New York, NY 10017
               (Address of principal executive offices) (Zip code)

                         Van Eck Associates Corporation
                      666 THIRD AVENUE, NEW YORK, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 293-2000

Date of fiscal year end:  APRIL 30

                    Date of reporting period: APRIL 30, 2019

Item 1. Report to Shareholders

ANNUAL REPORT April 30, 2019

VANECK VECTORS®

AMT-Free Intermediate Municipal Index ETF	ITM®
AMT-Free Long Municipal Index ETF	MLN®
AMT-Free Short Municipal Index ETF	SMB®
High-Yield Municipal Index ETF	HYD®
Short High-Yield Municipal Index ETF	SHYD®
CEF Municipal Income ETF	XMPT®

800.826.2333	vaneck.com

Certain information contained in this management discussion represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of April 30, 2019.

VANECK VECTORS ETFs

April 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this annual report.

Investment Outlook

As we write this letter in May 2019, conditions seem good for bond funds. Central banks from China to Europe are “accommodative” and not in a position to raise interest rates, which would hurt bond prices. Furthermore, global growth does not seem to be in a position to heat up. This macro situation should be positive for the income funds included in this annual report.

Getting to this relatively placid environment was a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. In early March, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending which will provide banks in the euro zone with cheap rates.

Last but not least, China’s “drip stimulus” (as opposed to big infrastructure stimulus program similar to what was implemented after the financial crisis) has been felt in the real economy, with manufacturing Purchasing Manager Index (PMI) ticking positive after March 2019.

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, a persistently strong U.S. dollar, certain country-specific factors, e.g., Iran and Venezuela, and the escalating trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find performance discussions and financial statements for each of the funds for the twelve month period ended April 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck
Trustee and President
VanEck Vectors ETF Trust

May 23, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK VECTORS ETFs

(unaudited) (continued)

Market Review

AMT-Free Intermediate Municipal Index ETF

Municipal bonds from California contributed the most to the fund’s positive total return of 6.98%. No state/U.S. territory detracted from performance. The state and local sectors were the two largest contributing sectors to the fund’s performance.

AMT-Free Long Municipal Index ETF

The healthcare, transportation, local, and water & sewer sectors contributed most to the fund’s gain of 7.15% for the 12 month period and while no sector detracted from performance, the industrial revenue sector contributed the least. Municipal bonds issued by California and New York contributed the most to performance. No state/U.S. territory detracted from performance.

AMT-Free Short Municipal Index ETF

Among short municipal bonds, the state sector contributed the greatest positive return to the fund, which overall gained 3.70% for the year. The local, transportation, and special tax sectors also contributed positively to return. In terms of state/U.S. territory, New York and Texas contributed the most to the total return of the Fund. No state/U.S territory detracted from performance.

Short High-Yield Municipal Index ETF/High-Yield Municipal Index ETF

The industrial revenue sector was by far the largest contributor to the 5.16% positive performance of the Short High-Yield Municipal Index ETF and no sector detracted from performance. Grouped by state/U.S. territory, Illinois was the greatest contributor to the fund’s total return, while municipal bonds from Indiana detracted the most from performance, but then only minimally.

In the High-Yield Municipal Index ETF, the industrial revenue and healthcare sectors contributed most to the fund’s positive total return of 5.46%. While no sector detracted from performance, the solid waste/resource contributed the least. Municipal bonds from Illinois made by far the greatest contribution to performance and only those from Oregon and the District of Columbia detracted from performance, and then only minimally.

CEF Municipal Income ETF

The CEF Municipal Income ETF returned an impressive 9.83% over the 12 months under review. During the period the discounts at which municipal closed-end funds (CEFs) trade widened out significantly as the U.S. Federal Reserve (Fed) began raising the benchmark interest rate. Starting September 11, 2018 at -7.44%, the discount widened to as much as -12.11% on December 20, 2018. Shortly thereafter, the Fed turned much more dovish and the discounts began to narrow, settling in the -6% range, and ending the 12 month period on April 30, 2019 at -6.95%. In addition to the Fed’s action (followed by their hard pause), the swift narrowing that occurred was also supported by the continuation of ultra-low supply in the form of new issuance from state and local governments working together with historically strong investor demand for municipals.

2

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns

	Share Price	NAV	LMT2TR1	Share Price	NAV	LMT2TR1
One Year	7.24%	6.98%	7.46%	7.24%	6.98%	7.46%
Five Year	3.49%	3.54%	4.13%	18.72%	19.00%	22.41%
Ten Year	4.39%	4.43%	5.07%	53.62%	54.30%	63.96%

[1]	Bloomberg Barclays AMT-Free Intermediate Continuous Municipal Index (LMT2TR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated intermediate term tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds and is calculated using a market value weighting methodology. To be included in the Index, a bond must be rated investment grade (in accordance with the Index Provider’s methodology).

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods. The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 9 for more information.

3

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns

	Share Price	NAV	LMT3TR1	Share Price	NAV	LMT3TR1
One Year	7.76%	7.15%	8.03%	7.76%	7.15%	8.03%
Five Year	4.83%	4.79%	5.49%	26.58%	26.36%	30.62%
Ten Year	5.62%	5.61%	6.52%	72.82%	72.63%	88.03%

[1]	Bloomberg Barclays AMT-Free Long Continuous Municipal Index (LMT3TR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated long-term tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds, and is calculated using a market value weighting methodology. To be included in the Index, bonds must be rated investment grade (in accordance with the Index Provider’s methodology).

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods. The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 9 for more information.

4

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns

	Share Price	NAV	LMT1TR1	Share Price	NAV	LMT1TR1
One Year	4.25%	3.70%	4.10%	4.25%	3.70%	4.10%
Five Year	1.20%	1.17%	1.64%	6.17%	5.98%	8.46%
Ten Year	1.87%	1.93%	2.44%	20.34%	21.11%	27.30%

[1]	Bloomberg Barclays AMT-Free Short Continuous Municipal Index (LMT1TR) is a market size weighted index comprised of publicly traded municipal bonds that cover the U.S. dollar denominated short-term tax-exempt bond market. It is a total return benchmark designed for high quality and tax efficient investments. The Index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds and pre-refunded bonds and is calculated using a market value weighting methodology. To be included in the Index, bonds must be rated investment grade (in accordance with the Index Provider’s methodology).

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods. The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 9 for more information.

5

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns

	Share Price	NAV	LMEHTR[1]	Share Price	NAV	LMEHTR[1]
One Year	5.56%	5.46%	7.94%	5.56%	5.46%	7.94%
Five Year	5.61%	5.63%	6.87%	31.40%	31.52%	39.39%
Ten Year	7.19%	7.29%	8.77%	100.32%	102.14%	131.84%

[1]	Bloomberg Barclays Municipal Custom High Yield Composite Index (LMEHTR) is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield long-term tax-exempt bond market. The majority of the Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector. The Index is calculated using a market value weighting methodology and tracks the high yield municipal bond market with a 75% weight in non-investment grade municipal bonds and a targeted 25% weight in triple-B rated investment grade municipal bonds (in accordance with the Index Provider’s methodology).

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods. The result is compared with the Fund’s benchmark.	Hypothetical Growth of $10,000

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 9 for more information.

6

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns

	Share Price	NAV	BMHYTR[1]	Share Price	NAV	BMHYTR[1]
One Year	5.25%	5.16%	7.35%	5.25%	5.16%	7.35%
Five Year	2.65%	2.67%	4.31%	13.94%	14.11%	23.50%
Life*	2.88%	2.88%	4.63%	16.20%	16.19%	27.09%

*	Commencement of Fund: 1/13/2014; First Day of Secondary Market Trading: 1/14/2014.

[1]	Bloomberg Barclays Municipal High-Yield Short Duration Index (BMHYTR) is a market size weighted index composed of publicly traded municipal bonds that cover the U.S. dollar denominated high yield short-term tax-exempt bond market. The majority of the Index’s constituents are from the revenue sector, with some constituents being from the general obligation sector, and is calculated using a market value weighting methodology. The Index tracks the high yield municipal bond market with a targeted 65% weight in noninvestment grade municipal bonds, a targeted 25% weight in triple-B rated investment grade municipal bonds and a targeted 10% weight in single-A rated investment grade municipal bonds (in accordance with the Index Provider’s methodology).

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 9 for more information.

7

VANECK VECTORS CEF MUNICIPAL INCOME ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns

	Share Price	NAV	CEFMXTR[1]	Share Price	NAV	CEFMXTR[1]
One Year	9.82%	9.83%	10.27%	9.82%	9.83%	10.27%
Five Year	5.67%	5.68%	6.02%	31.75%	31.82%	33.94%
Life*	5.98%	5.97%	6.34%	57.38%	57.24%	61.56%

*	Commencement of Fund: 7/12/2011; First Day of Secondary Market Trading: 7/13/2011

[1]	S-Network Municipal Bond Closed-End Fund IndexSM (CEFMXTR) is a rules based index intended to serve as a benchmark for closed-end funds listed in the U.S. that are principally engaged in asset management processes designed to produce federally tax-exempt annual yield. The Index employs a modified total net assets weighting methodology designed to provide investment exposure across the various business segments that together comprise the federally tax-exempt annual yield sector of the closed-end fund market. The Index is divided into four main closed-end fund segments including: leveraged municipal fixed income closed-end funds; unleveraged municipal fixed income closed-end funds; leveraged high yield municipal fixed income closed-end funds; and unleveraged high yield municipal fixed income closed-end funds.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 9 for more information.

8

VANECK VECTORS ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund, except for a Fund with unitary fees, reflects temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell fund shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Certain indices may take into account withholding taxes. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

The Intermediate Index, Long Index, Short Index, High Yield Index, and Short High-Yield Index are published by Bloomberg Finance L.P. and its affiliates (Bloomberg). CEFMX Index is published by S-Network Global Indexes, LLC (S-Network).

Bloomberg and S-Network are referred to herein as the “Index Providers.” The Index Providers do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

Premium/discount information regarding how often the closing trading price of the Shares of each Fund were above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for each of the four previous calendar quarters and the immediately preceding five years (if applicable) can be found at www.vaneck.com.

9

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* November 1, 2018 – April 30, 2019
AMT-Free Intermediate Municipal Index ETF
Actual	$1,000.00	$1,069.50	0.24%	$1.23
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20
AMT-Free Long Municipal Index ETF
Actual	$1,000.00	$1,079.60	0.24%	$1.24
Hypothetical**	$1,000.00	$1,023.60	0.24%	$1.20
AMT-Free Short Municipal Index ETF
Actual	$1,000.00	$1,030.30	0.20%	$1.01
Hypothetical**	$1,000.00	$1,023.80	0.20%	$1.00
High-Yield Municipal Index ETF
Actual	$1,000.00	$1,049.00	0.35%	$1.78
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
Short High-Yield Municipal Index ETF
Actual	$1,000.00	$1,041.70	0.35%	$1.77
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
CEF Municipal Income ETF
Actual	$1,000.00	$1,135.80	0.40%	$2.12
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended April 30, 2019) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
10

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal Amount		Value

MUNICIPAL BONDS: 98.8%
Alabama: 0.9%
	Alabama Federal Aid Highway Finance Authority (RB)
$540,000	4.00%, 09/01/24 (c)	$583,821
945,000	5.00%, 09/01/24 (c)	1,096,965
400,000	5.00%, 09/01/24 (c)	460,372
	Alabama Federal Aid Highway Finance Authority, Series A (RB)
940,000	5.00%, 09/01/26 (c)	1,116,701
10,000	5.00%, 09/01/26 (c)	11,847
715,000	5.00%, 09/01/27 (c)	861,897
250,000	5.00%, 09/01/27 (c)	300,445
150,000	5.00%, 09/01/27	186,789
280,000	5.00%, 09/01/27 (c)	339,374
100,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/25	119,792
	Alabama Public School and College Authority, Series B (RB)
535,000	5.00%, 07/01/24 (c)	618,594
540,000	5.00%, 07/01/24 (c)	626,400
	Auburn University, Series A (RB)
10,000	5.00%, 06/01/26 (c)	11,970
25,000	5.00%, 06/01/26 (c)	30,080
860,000	Board of Trustees of the University of Alabama, Series B (RB) 3.00%, 07/01/27 (c)	868,437
	County of Jefferson (RB)
100,000	5.00%, 03/15/27 (c)	116,003
600,000	5.00%, 03/15/27 (c)	712,728
525,000	5.00%, 03/15/27 (c)	627,265
	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Series A (RB)
530,000	3.00%, 02/01/26 (c)	534,388
260,000	3.00%, 02/01/26 (c)	263,767
	Lower Alabama Gas District, Series A (RB)
275,000	5.00%, 09/01/29	327,718
360,000	5.00%, 09/01/31	433,742
100,000	5.00%, 09/01/34	122,701
1,325,000	State of Alabama, Series A (GO) 5.00%, 11/01/28 (c)	1,634,361
	UAB Medicine Finance Authority, Series B (RB)
150,000	5.00%, 09/01/26 (c)	175,103
225,000	5.00%, 09/01/26 (c)	265,331
280,000	UAB Medicine Finance Authority, Series B-1 (RB) 5.00%, 03/01/27 (c)	332,212
	Water Works Board of the City of Birmingham, Series A (RB)
595,000	5.00%, 01/01/27 (c)	701,672
250,000	5.00%, 01/01/27 (c)	296,848
775,000	5.00%, 01/01/27 (c)	937,231
		14,714,554
Principal Amount		Value

Alaska: 0.3%
	Alaska Housing Finance Corp., Series A (RB)
$900,000	4.00%, 06/01/27 (c)	$981,774
125,000	4.00%, 06/01/27 (c)	136,795
15,000	5.00%, 06/01/25 (c)	17,445
590,000	5.00%, 06/01/27 (c)	696,489
	Matanuska-Susitna Borough, Goose Creek Correctional Center Project (RB)
250,000	5.00%, 09/01/25 (c)	285,620
300,000	5.25%, 09/01/25 (c)	354,288
500,000	State of Alaska, International Airports System, Series B (RB) 5.00%, 10/01/25 (c)	567,845
130,000	State of Alaska, Series A (GO) 5.00%, 08/01/25 (c)	150,184
	State of Alaska, Series B (GO)
205,000	5.00%, 08/01/25 (c)	236,828
1,125,000	5.00%, 08/01/25 (c)	1,314,540
		4,741,808
Arizona: 1.5%
	Arizona Transportation Board, Highway Revenue (RB)
150,000	5.00%, 07/01/24 (c)	171,879
110,000	5.00%, 07/01/24 (c)	126,641
25,000	5.00%, 07/01/24 (c)	29,083
1,050,000	5.00%, 07/01/26 (c)	1,249,867
810,000	5.00%, 07/01/26 (c)	968,347
210,000	Arizona Transportation Board, Maricopa County Regional Area (RB) 5.00%, 07/01/24 (c)	244,295
	Arizona Water Infrastructure Finance Authority, Series A (RB)
35,000	5.00%, 10/01/24 (c)	40,990
405,000	5.00%, 10/01/24 (c)	475,154
750,000	Board of Regents, Arizona State University, Series A (RB) 5.00%, 07/01/25 (c)	884,895
130,000	Board of Regents, Arizona State University, Series B (RB) 5.00%, 07/01/25 (c)	154,214
	Board of Regents, University of Arizona (RB)
215,000	3.00%, 06/01/26 (c)	216,296
100,000	5.00%, 06/01/26 (c)	118,428
165,000	5.00%, 06/01/26 (c)	194,693
30,000	City of Chandler (GO) 5.00%, 07/01/24 (c)	34,917
450,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/25 (c)	530,964
	City of Mesa, Utility System Revenue (RB)
1,235,000	3.25%, 07/01/24 (c)	1,283,227
730,000	3.25%, 07/01/24 (c)	762,872
1,590,000	4.00%, 07/01/26 (c)	1,748,793
705,000	5.00%, 07/01/26 (c)	850,188
270,000	5.00%, 07/01/26 (c)	323,819

See Notes to Financial Statements

11

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Arizona: (continued)
	City of Phoenix (GO)
$1,250,000	4.00%, 07/01/24 (c)	$1,391,262
335,000	5.00%, 07/01/26 (c)	407,615
	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB)
130,000	5.00%, 07/01/24 (c)	150,081
860,000	5.00%, 07/01/26 (c)	1,036,524
120,000	5.00%, 07/01/26 (c)	143,017
620,000	5.00%, 07/01/26 (c)	747,261
150,000	5.00%, 07/01/26 (c)	177,539
1,250,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series B (RB) 4.00%, 07/01/24 (c)	1,374,375
	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB)
250,000	5.00%, 07/01/27 (c)	297,550
100,000	5.00%, 07/01/27 (c)	119,736
250,000	5.00%, 07/01/27 (c)	302,635
500,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series D (RB) 5.00%, 07/01/27 (c)	594,860
	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series A (RB)
1,870,000	5.00%, 07/01/24 (c)	2,175,483
115,000	5.00%, 07/01/25 (c)	136,633
1,250,000	City of Phoenix Civic Improvement Corp., Subordinated Excise Tax Revenue, Series B (RB) 5.00%, 07/01/26	1,523,012
250,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/27 (c)	299,683
	Maricopa County Industrial Development Authority, Banner Health, Series A (RB)
20,000	3.13%, 01/01/27 (c)	20,207
215,000	5.00%, 01/01/28	265,067
710,000	5.00%, 01/01/29	887,408
190,000	Maricopa County Special Health Care District, Series C (GO) 5.00%, 07/01/25	225,268
25,000	Pima County, Sewer System (RB) 5.00%, 07/01/25	29,721
	Salt River Project Agricultural Improvement and Power District, Series A (RB)
2,000,000	5.00%, 06/01/25 (c)	2,325,880
120,000	5.00%, 01/01/26	145,004
140,000	5.00%, 01/01/27 (c)	171,686
250,000	5.00%, 01/01/28 (c)	304,130
		25,661,199
Principal Amount		Value

Arkansas: 0.1%
$770,000	City of Little Rock, Sewer Revenue (RB) 4.70%, 04/01/25 (c)	$882,859
1,095,000	State of Arkansas, Federal Highway Grant Anticipation (GO) 5.00%, 10/01/24 (c)	1,284,063
		2,166,922
California: 15.4%
210,000	Airport Commission of San Francisco, Series D (RB) 5.00%, 05/01/25	251,492
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM)
125,000	3.00%, 10/01/26 (c)	125,180
705,000	4.00%, 10/01/26 (c)	759,370
1,055,000	Alameda County Joint Powers Authority (RB) 5.00%, 12/01/26 (c)	1,276,371
	Anaheim Housing and Public Improvements Authority, Series A (RB)
135,000	5.00%, 10/01/21 (c)	145,400
245,000	5.00%, 10/01/21 (c)	263,573
25,000	5.00%, 10/01/21 (c)	27,050
45,000	5.00%, 10/01/21 (c)	48,667
1,720,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	1,914,996
1,055,000	Bay Area Toll Authority, Series S-7 (RB) 4.00%, 04/01/27 (c)	1,175,755
1,370,000	California Department of Water Resources, Central Valley Project Water System (RB) 5.00%, 12/01/24 (c)	1,617,134
	California Department of Water Resources, Central Valley Project Water System, Series AV (RB)
750,000	4.00%, 06/01/26 (c)	841,785
700,000	4.00%, 06/01/26 (c)	789,894
100,000	California Health Facilities Financing Authority, Adventist Health System, Series A (RB) 4.00%, 03/01/26 (c)	110,480
110,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center (RB) 5.00%, 11/15/25 (c)	132,766
310,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series A (RB) 5.00%, 08/15/26 (c)	371,414

See Notes to Financial Statements

12

Principal Amount		Value

California: (continued)
$400,000	California Health Facilities Financing Authority, Cedars-Sinai Medical Center, Series B (RB) 3.00%, 08/15/26 (c)	$402,520
175,000	California Health Facilities Financing Authority, El Camino Hospital (RB) 3.75%, 02/01/27 (c)	183,253
140,000	California Health Facilities Financing Authority, Kaiser Permanente, Series A (RB) 5.00%, 11/01/27	178,275
	California Health Facilities Financing Authority, Lucile Salter Packard Children Hospital, Series A (RB)
100,000	4.00%, 08/15/24 (c)	105,337
160,000	5.00%, 08/15/26 (c)	188,474
	California Health Facilities Financing Authority, Providence Health and Services, Series A (RB)
500,000	5.00%, 10/01/24 (c)	572,380
1,000,000	5.00%, 10/01/24 (c)	1,166,450
125,000	5.00%, 10/01/24 (c)	146,653
45,000	5.00%, 10/01/24 (c)	53,127
1,000,000	5.00%, 10/01/26 (c)	1,193,270
300,000	California Health Facilities Financing Authority, Providence St. Joseph Health, Series B-3 (RB) 2.00%, 10/01/25 (c) (p)	302,841
750,000	California Health Facilities Financing Authority, Stanford Health Care, Series A (RB) 5.00%, 11/15/27 (c)	919,125
150,000	California Health Facilities Financing Authority, Sutter Health, Series A (RB) 5.00%, 11/15/27 (c)	180,546
	California Infrastructure and Economic Development Bank, Clean Water State (RB)
100,000	5.00%, 10/01/25	121,853
100,000	5.00%, 10/01/25	121,853
550,000	5.00%, 04/01/26 (c)	676,428
115,000	5.00%, 04/01/26 (c)	137,405
1,235,000	5.00%, 04/01/26 (c)	1,512,863
55,000	5.00%, 04/01/26 (c)	66,981
840,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/27 (c)	981,002
1,000,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 5.00%, 07/01/27 (c)	1,172,150
	California State Public Works Board, Department of Corrections and Rehabilitation, Series C (RB)
135,000	5.25%, 10/01/24 (c)	156,855
695,000	5.25%, 10/01/24 (c)	820,010
Principal Amount		Value

California: (continued)
	California State Public Works Board, Department of Corrections and Rehabilitation, Series D (RB)
$1,290,000	3.00%, 09/01/27 (c)	$1,320,805
500,000	3.00%, 09/01/27 (c)	515,645
250,000	5.00%, 09/01/24 (c)	288,218
270,000	5.00%, 09/01/24 (c)	314,612
	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB)
590,000	2.50%, 10/01/26 (c)	597,086
400,000	4.00%, 10/01/26 (c)	447,172
	California State Public Works Board, Department of Corrections and Rehabilitation, Series H (RB)
270,000	3.00%, 12/01/25 (c)	281,497
520,000	3.25%, 12/01/25 (c)	542,646
345,000	3.38%, 12/01/25 (c)	361,312
	California State Public Works Board, Department of General Services, Series F (RB)
600,000	5.00%, 05/01/25 (c)	706,818
60,000	5.00%, 05/01/25 (c)	70,025
930,000	5.00%, 05/01/25 (c)	1,087,598
270,000	5.00%, 05/01/25	319,777
	California State Public Works Board, Judicial Council of California, Series B (RB)
245,000	5.00%, 10/01/24 (c)	281,679
35,000	5.00%, 10/01/24 (c)	40,069
60,000	5.00%, 10/01/24 (c)	69,416
300,000	5.00%, 10/01/24 (c)	346,413
	California State Public Works Board, Various Capital Projects, Series B (RB)
120,000	5.00%, 10/01/27 (c)	146,783
1,060,000	5.00%, 10/01/27 (c)	1,304,881
1,045,000	5.00%, 10/01/27 (c)	1,294,421
	California State Public Works Board, Various Capital Projects, Series C (RB)
425,000	4.00%, 11/01/26 (c)	471,248
45,000	5.00%, 11/01/26 (c)	54,424
30,000	5.00%, 11/01/26 (c)	36,075
30,000	5.00%, 11/01/26 (c)	36,489
160,000	5.00%, 03/01/27	196,504
1,000,000	California State Public Works Board, Various Capital Projects, Series D (RB) 5.00%, 10/01/26 (c)	1,211,370
950,000	California State Public Works Board, Various Correctional Facilities, Series C (RB) 5.00%, 11/01/28 (c)	1,186,084

See Notes to Financial Statements

13

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
	California State University, Series A (RB)
$910,000	3.00%, 05/01/26 (c)	$918,081
50,000	5.00%, 11/01/25	60,776
300,000	5.00%, 11/01/25 (c)	352,200
450,000	5.00%, 11/01/25 (c)	546,673
35,000	5.00%, 11/01/25 (c)	41,418
15,000	5.00%, 11/01/25 (c)	17,946
100,000	5.00%, 11/01/25	121,552
220,000	5.00%, 05/01/26 (c)	262,024
130,000	5.00%, 05/01/26 (c)	159,879
10,000	5.00%, 05/01/26 (c)	11,951
510,000	5.00%, 05/01/27 (c)	618,564
765,000	5.00%, 05/01/27 (c)	932,045
1,015,000	5.00%, 05/01/27 (c)	1,255,880
525,000	California State Veterans, Series CL (GO) 3.50%, 12/01/24 (c)	546,693
	California Statewide Communities Development Authority, Enloe Medical Center (RB)
610,000	3.00%, 02/15/26 (c)	635,083
130,000	3.25%, 02/15/26 (c)	134,680
725,000	5.00%, 02/15/26 (c)	875,590
735,000	5.00%, 02/15/26 (c)	882,933
500,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	566,515
1,000,000	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB) 5.00%, 01/01/28 (c)	1,157,150
270,000	California Statewide Communities Development Authority, Series A (RB) 4.13%, 03/01/26 (c)	287,523
300,000	Campbell Union High School District, Series B (GO) 5.00%, 08/01/26 (c)	355,722
140,000	Chabot-Las Positas Community College District (GO) 4.00%, 08/01/26 (c)	152,272
255,000	City and County of San Francisco, Series B (CP) 3.00%, 10/01/25 (c)	261,962
	City and County of San Francisco, Series R-1 (GO)
40,000	5.00%, 06/15/23 (c)	45,493
45,000	5.00%, 06/15/23 (c)	51,238
	City of Bakersfield, Wastewater Revenue, Series A (RB)
240,000	5.00%, 09/15/20 (c)	250,975
15,000	5.00%, 09/15/25 (c)	17,905
Principal Amount		Value

California: (continued)
	City of Los Angeles, Wastewater System, Series A (RB)
$30,000	5.00%, 06/01/25 (c)	$35,904
250,000	5.00%, 06/01/27 (c)	305,968
20,000	Contra Costa Transportation Authority (RB) 5.00%, 03/01/25 (c)	23,329
30,000	Contra Costa Water District (RB) 5.00%, 10/01/24 (c)	35,367
250,000	Corona-Norco Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	273,533
150,000	County of San Diego, Edgemoor and RCS Refunding, Series A (CP) 5.00%, 10/15/24 (c)	174,791
	County of Santa Clara, Series C (GO)
525,000	5.00%, 08/01/27 (c)	640,264
125,000	5.00%, 08/01/27 (c)	156,975
620,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/25 (c)	731,061
120,000	Desert Community College District (GO) 5.00%, 08/01/27 (c)	145,940
15,000	East Bay Municipal Utility District, Wastewater System, Series A (RB) 5.00%, 06/01/25	18,145
	East Bay Municipal Utility District, Water System, Series A (RB)
175,000	4.00%, 06/01/25 (c)	191,163
1,035,000	5.00%, 06/01/24 (c)	1,188,035
315,000	5.00%, 06/01/24 (c)	362,615
1,000,000	5.00%, 06/01/24 (c)	1,163,470
20,000	5.00%, 06/01/25	24,194
460,000	5.00%, 06/01/27 (c)	563,247
	East Bay Municipal Utility District, Water System, Series B (RB)
140,000	5.00%, 06/01/25	169,357
930,000	5.00%, 06/01/27	1,176,757
220,000	5.00%, 06/01/27 (c)	271,841
775,000	5.00%, 06/01/29	1,015,072
	Eastern Municipal Water District, Financing Authority, Series B (RB)
560,000	5.00%, 07/01/26 (c)	668,265
145,000	5.00%, 07/01/26 (c)	173,880
	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB)
625,000	5.00%, 07/01/26 (c)	752,287
250,000	5.00%, 07/01/26 (c)	299,560
435,000	5.00%, 07/01/26 (c)	526,485
25,000	5.00%, 07/01/26 (c)	30,657
100,000	5.00%, 07/01/26 (c)	121,930
250,000	El Camino Healthcare District (GO) 4.00%, 02/01/27 (c)	275,370
	El Dorado Irrigation District, Series C (RB)
100,000	5.00%, 03/01/26 (c)	118,123
520,000	5.00%, 03/01/26 (c)	621,733

See Notes to Financial Statements

14

Principal Amount		Value

California: (continued)
$30,000	Emeryville Redevelopment Agency Successor Agency (AGM) (TA) 5.00%, 09/01/24 (c)	$35,174
	Fontana Redevelopment Agency Successor Agency (TA)
205,000	5.00%, 10/01/26	254,040
760,000	5.00%, 10/01/27 (c)	921,226
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
200,000	3.25%, 06/01/25 (c)	202,146
335,000	3.25%, 06/01/25 (c)	342,668
220,000	5.00%, 06/01/25 (c)	252,886
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
1,015,000	5.00%, 06/01/26	1,178,709
2,500,000	5.00%, 06/01/28 (c)	2,864,850
1,000,000	5.00%, 06/01/28 (c)	1,163,100
	Imperial Irrigation District, Electric System, Series C (RB)
215,000	5.00%, 05/01/26 (c)	253,461
750,000	5.00%, 05/01/26 (c)	888,262
135,000	5.00%, 05/01/26 (c)	160,546
105,000	Long Beach Unified School District (GO) 5.00%, 08/01/26 (c)	129,407
	Los Angeles Community College District, Series A (GO)
1,120,000	4.00%, 08/01/24 (c)	1,210,250
1,340,000	5.00%, 08/01/24 (c)	1,568,537
175,000	5.00%, 08/01/24 (c)	204,461
1,435,000	5.00%, 08/01/24 (c)	1,692,410
690,000	5.00%, 08/01/24 (c)	812,240
265,000	5.00%, 08/01/24 (c)	311,362
1,580,000	5.00%, 08/01/24 (c)	1,852,945
	Los Angeles Community College District, Series G (GO)
1,000,000	4.00%, 08/01/24 (c)	1,113,540
150,000	5.00%, 08/01/24 (c)	177,074
125,000	5.00%, 08/01/24 (c)	147,423
	Los Angeles Community College District, Series I (GO)
775,000	2.13%, 08/01/26 (c)	749,719
170,000	4.00%, 08/01/26 (c)	187,258
25,000	4.00%, 08/01/26	29,242
110,000	4.00%, 08/01/26 (c)	128,161
	Los Angeles Community College District, Series J (GO)
750,000	4.00%, 08/01/27 (c)	840,007
400,000	4.00%, 08/01/27 (c)	450,344
100,000	5.00%, 08/01/27 (c)	125,984
	Los Angeles County Metropolitan Transportation Authority, Series A (RB)
50,000	4.00%, 07/01/26 (c)	56,388
105,000	5.00%, 06/01/25	126,746
800,000	5.00%, 07/01/25 (c)	966,648
165,000	5.00%, 06/01/26 (c)	198,526
375,000	5.00%, 06/01/26 (c)	454,594
115,000	5.00%, 06/01/26 (c)	140,928
Principal Amount		Value

California: (continued)
	Los Angeles County Public Works Financing Authority, Series B (RB)
$15,000	5.00%, 12/01/25 (c)	$17,724
435,000	5.00%, 12/01/25 (c)	525,262
	Los Angeles County Public Works Financing Authority, Series D (RB)
830,000	5.00%, 12/01/25 (c)	969,498
320,000	5.00%, 12/01/25 (c)	378,323
	Los Angeles Department of Water and Power, Series A (RB)
725,000	3.25%, 01/01/25 (c)	751,926
25,000	5.00%, 01/01/25 (c)	28,981
30,000	5.00%, 01/01/25 (c)	35,485
1,975,000	5.00%, 01/01/25 (c)	2,309,249
195,000	5.00%, 01/01/26 (c)	236,619
155,000	5.00%, 01/01/26 (c)	188,576
30,000	5.00%, 01/01/26 (c)	36,755
1,000,000	5.00%, 01/01/27 (c)	1,212,090
500,000	5.00%, 01/01/28 (c)	614,120
500,000	5.00%, 01/01/28 (c)	617,830
	Los Angeles Department of Water and Power, Series B (RB)
1,175,000	5.00%, 01/01/24 (c)	1,350,310
170,000	5.00%, 06/01/25 (c)	204,988
35,000	5.00%, 01/01/26 (c)	42,554
125,000	5.00%, 01/01/26 (c)	152,078
275,000	5.00%, 01/01/27 (c)	330,657
	Los Angeles Department of Water and Power, Series C (RB)
240,000	5.00%, 07/01/24 (c)	282,031
1,000,000	5.00%, 07/01/27 (c)	1,248,870
200,000	5.00%, 07/01/27 (c)	241,996
500,000	5.00%, 07/01/27 (c)	607,245
	Los Angeles Department of Water and Power, Series D (RB)
245,000	5.00%, 07/01/24 (c)	282,652
100,000	5.00%, 07/01/24 (c)	115,133
1,285,000	5.00%, 07/01/24 (c)	1,500,970
920,000	5.00%, 07/01/24 (c)	1,072,140
185,000	Los Angeles Department of Water and Power, Series E (RB) 5.00%, 07/01/24 (c)	212,606
	Los Angeles Unified School District, Series A (GO)
175,000	5.00%, 07/01/21 (c)	186,694
20,000	5.00%, 07/01/21 (c)	21,350
695,000	5.00%, 07/01/25 (c)	817,348
25,000	5.00%, 07/01/25 (c)	29,465
105,000	5.00%, 07/01/25 (c)	124,355
105,000	5.00%, 07/01/26	127,225
110,000	5.00%, 07/01/27	135,622
	Los Angeles Unified School District, Series B (GO)
1,200,000	2.00%, 07/01/26 (c)	1,158,060
780,000	3.00%, 07/01/26 (c)	804,827
845,000	3.00%, 07/01/26 (c)	866,345
605,000	5.00%, 07/01/24 (c)	699,531
685,000	5.00%, 07/01/26 (c)	825,356
1,035,000	5.00%, 07/01/26 (c)	1,241,141

See Notes to Financial Statements

15

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
	Los Angeles Unified School District, Series B-1 (GO)
$585,000	5.00%, 01/01/28 (c)	$709,909
345,000	5.00%, 01/01/28 (c)	422,601
	Los Angeles Unified School District, Series C (GO)
1,040,000	5.00%, 07/01/24 (c)	1,199,172
830,000	5.00%, 07/01/24 (c)	954,143
565,000	5.00%, 07/01/24 (c)	649,371
610,000	5.00%, 07/01/24 (c)	702,391
200,000	5.00%, 07/01/25	237,508
	Metropolitan Water District of Southern California, Series A (RB)
300,000	2.50%, 07/01/26	317,508
830,000	2.50%, 07/01/27	879,410
100,000	5.00%, 01/01/26 (c)	118,805
	Monterey Peninsula Community College District (GO)
730,000	0.00%, 02/01/26 (c) ^	514,533
975,000	0.00%, 02/01/26 (c) ^	657,355
865,000	0.00%, 02/01/26 (c) ^	666,102
615,000	0.00%, 02/01/26 (c) ^	453,895
	Municipal Improvement Corp. of Los Angeles, Series B (RB)
135,000	5.00%, 11/01/26 (c)	165,788
615,000	5.00%, 11/01/26 (c)	749,058
275,000	5.00%, 11/01/26	340,711
230,000	5.00%, 11/01/26 (c)	284,800
	Northern California Transmission Agency Project, Series A (RB)
20,000	5.00%, 05/01/26 (c)	23,991
40,000	5.00%, 05/01/26 (c)	48,614
45,000	5.00%, 05/01/26 (c)	54,869
	Oakland Unified School District (GO)
275,000	5.00%, 08/01/26 (c)	326,293
175,000	5.00%, 08/01/26 (c)	206,537
450,000	5.00%, 08/01/26 (c)	523,948
925,000	5.00%, 08/01/26 (c)	1,101,027
125,000	5.00%, 08/01/26	149,354
400,000	5.00%, 08/01/27 (c)	467,224
	Oakland Unified School District, Series A (GO)
335,000	5.00%, 08/01/25 (c)	381,324
400,000	5.00%, 08/01/25 (c)	458,348
315,000	Palm Springs Unified School District (GO) 4.00%, 08/01/26 (c)	345,599
	Palm Springs Unified School District, Series D (GO)
425,000	2.50%, 08/01/26 (c)	414,443
150,000	3.00%, 08/01/26 (c)	154,352
690,000	Palomar Community College District (GO) 5.00%, 05/01/25 (c)	806,734
775,000	Palomar Health, Series B (GO) 5.00%, 08/01/26 (c)	918,073
Principal Amount		Value

California: (continued)
$250,000	Pittsburg Successor Agency, Los Medanos Community, Series A (AGM) (TA) 5.00%, 09/01/26 (c)	$298,933
250,000	Placentia-Yorba Linda Unified School District, Series A (CP) (AGM) 4.00%, 10/01/25 (c)	273,910
100,000	Poway Unified School District (GO) 5.00%, 08/01/24 (c)	116,179
	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series A (RB)
440,000	5.00%, 10/01/25 (c)	520,489
475,000	5.00%, 10/01/25 (c)	564,062
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB)
30,000	5.00%, 05/01/25 (c)	35,870
180,000	5.00%, 05/01/25 (c)	216,938
715,000	5.00%, 11/01/26 (c)	853,081
25,000	5.00%, 11/01/26 (c)	30,064
	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series D (RB)
585,000	5.00%, 11/01/27 (c)	712,273
190,000	5.00%, 11/01/27 (c)	240,584
300,000	Rancho Cucamonga Redevelopment Agency (AGM) (TA) 5.00%, 09/01/24 (c)	347,910
	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB)
160,000	4.00%, 05/15/25	182,704
650,000	5.00%, 05/15/26 (c)	764,400
645,000	Regents of the University of California, Series AM (RB) 5.00%, 05/15/24 (c)	747,232
	Regents of the University of California, Series AO (RB)
190,000	5.00%, 05/15/25 (c)	221,044
510,000	5.00%, 05/15/25 (c)	595,374
605,000	5.00%, 05/15/25 (c)	727,149
	Regents of the University of California, Series AR (RB)
500,000	5.00%, 05/15/26 (c)	598,885
750,000	5.00%, 05/15/26 (c)	906,255
	Regents of the University of California, Series I (RB)
150,000	5.00%, 05/15/25 (c)	175,509
1,115,000	5.00%, 05/15/25 (c)	1,312,634
460,000	5.00%, 05/15/25 (c)	549,944
950,000	5.00%, 05/15/25 (c)	1,127,327
455,000	Regents of the University of California, Series K (RB) 5.00%, 05/15/26 (c)	548,794
150,000	Riverside Community College District (GO) 5.00%, 08/01/25 (c)	178,170

See Notes to Financial Statements

16

Principal Amount		Value

California: (continued)
$20,000	Riverside County Public Financing Authority (RB) 5.00%, 11/01/25	$23,954
730,000	Riverside County Transportation Commission, Series A (RB) 2.00%, 06/01/24 (c)	715,466
	Sacramento City Financing Authority, Master Lease Program Facilities (RB)
650,000	3.38%, 12/01/25 (c)	694,154
10,000	5.00%, 12/01/25 (c)	11,937
	Sacramento County Sanitation Districts Financing Authority, Series A (RB)
1,060,000	5.00%, 06/01/24 (c)	1,209,418
170,000	5.00%, 06/01/24 (c)	198,604
350,000	5.00%, 06/01/24 (c)	400,960
15,000	5.00%, 06/01/24 (c)	17,365
250,000	5.00%, 06/01/24 (c)	287,053
20,000	Sacramento Municipal Utility District (RB) 5.00%, 07/01/25	24,245
1,000,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/28	1,285,880
	San Diego Association of Governments, South Bay Expressway, Series A (RB)
705,000	5.00%, 07/01/27 (c)	843,948
500,000	5.00%, 07/01/27 (c)	602,365
	San Diego Community College District (GO)
855,000	5.00%, 08/01/26 (c)	1,039,535
45,000	5.00%, 08/01/26 (c)	55,198
	San Diego County Regional Transportation Commission, Series A (RB)
700,000	5.00%, 04/01/26 (c)	836,983
105,000	5.00%, 04/01/26 (c)	126,101
	San Diego County Water Authority, Series A (RB)
60,000	5.00%, 05/01/25 (c)	71,665
500,000	5.00%, 05/01/26 (c)	595,460
150,000	5.00%, 05/01/26 (c)	179,100
100,000	5.00%, 05/01/26 (c)	119,910
	San Diego Public Facilities Financing Authority (RB)
195,000	5.00%, 05/15/25	235,622
365,000	5.00%, 10/15/25 (c)	434,773
445,000	5.00%, 10/15/25 (c)	527,387
70,000	San Diego Public Facilities Financing Authority, Series A (RB) 5.00%, 05/15/26 (c)	85,478
155,000	San Diego Public Facilities Financing Authority, Series B (RB) 5.00%, 08/01/26	192,017
	San Diego Regional Building Authority, Series A (RB)
555,000	5.00%, 10/15/25 (c)	654,833
325,000	5.00%, 10/15/25 (c)	381,394
Principal Amount		Value

California: (continued)
$510,000	San Diego Unified School District, Series F (GO) 5.00%, 07/01/25 (c)	$602,055
	San Diego Unified School District, Series I (GO)
115,000	0.00%, 07/01/25 (c) ^	65,089
220,000	0.00%, 07/01/25 (c) ^	130,568
650,000	5.00%, 07/01/27 (c)	798,889
40,000	San Diego Unified School District, Series R-4 (GO) 5.00%, 07/01/25 (c)	48,019
	San Diego Unified School District, Series R-5 (GO)
20,000	4.00%, 07/01/26 (c)	23,091
520,000	5.00%, 07/01/26 (c)	636,480
50,000	5.00%, 07/01/26	61,526
575,000	San Diego Unified School District, Series SR-1 (GO) 4.00%, 07/01/26 (c)	640,251
100,000	San Francisco Bay Area Rapid Transit District, Series A (RB) 5.00%, 07/01/25	121,291
210,000	San Francisco Bay Area Rapid Transit District, Series D (GO) 5.00%, 08/01/25 (c)	251,771
	San Francisco Community College District (GO)
120,000	5.00%, 06/15/25 (c)	141,752
910,000	5.00%, 06/15/25 (c)	1,080,743
140,000	5.00%, 06/15/25	168,612
	San Francisco County Transportation Authority (RB)
1,100,000	3.00%, 02/01/27 (c)	1,117,820
500,000	3.00%, 02/01/27 (c)	506,895
135,000	3.00%, 02/01/27 (c)	139,999
325,000	4.00%, 02/01/27 (c)	379,740
	San Francisco Unified School District, Proposition A (GO)
500,000	3.00%, 06/15/24 (c)	518,390
445,000	3.25%, 06/15/24 (c)	457,500
525,000	5.00%, 06/15/24 (c)	617,064
165,000	San Joaquin County Transportation Authority (RB) 5.00%, 03/01/27 (c)	200,373
	San Joaquin County, Administration Building Project (CP) (AGM)
520,000	5.00%, 11/15/27 (c)	638,456
500,000	5.00%, 11/15/27 (c)	619,145
25,000	San Joaquin Delta Community College District, Series A (GO) 5.00%, 08/01/25 (c)	29,582
25,000	San Jose Evergreen Community College District, Series A (GO) 5.00%, 09/01/24 (c)	29,354
230,000	San Jose Redevelopment Agency, Series A (TA) 5.00%, 08/01/27 (c)	275,609

See Notes to Financial Statements

17

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
	San Marcos Unified School District (GO)
$400,000	4.00%, 08/01/27 (c)	$442,320
350,000	5.00%, 08/01/27 (c)	421,152
515,000	5.00%, 08/01/27 (c)	634,176
360,000	5.00%, 08/01/27 (c)	439,106
300,000	San Mateo County Transit District, Series A (RB) 5.00%, 06/01/25 (c)	353,703
20,000	San Mateo Joint Powers Financing Authority, Maple Street Correctional Center, Series A (RB) 5.00%, 06/15/24 (c)	23,154
670,000	San Mateo Union High School District, Series C (GO) 4.00%, 09/01/26 (c)	739,204
	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB)
1,000,000	4.00%, 05/15/25 (c)	1,080,150
760,000	4.00%, 05/15/25 (c)	825,474
1,715,000	Santa Clara Unified School District (GO) 3.00%, 07/01/26 (c)	1,739,559
25,000	Santa Clara Valley Water District, Series A (RB) 5.00%, 12/01/25 (c)	29,690
500,000	Sequoia Union High School District (GO) 3.00%, 07/01/26 (c)	517,245
20,000	Southern California Public Power Authority, APEX Power Project, Series A (RB) 5.00%, 07/01/21 (c)	21,429
	State of California (GO)
120,000	4.00%, 09/01/26 (c)	133,088
1,885,000	5.00%, 03/01/25 (c)	2,181,284
270,000	State of California, Department of Water Resources, Central Valley Project, Series AS (RB) 5.00%, 12/01/24 (c)	321,727
	State of California, Department of Water Resources, Central Valley Project, Series AW (RB)
275,000	5.00%, 12/01/26 (c)	333,127
20,000	5.00%, 12/01/26 (c)	24,433
900,000	State of California, Department of Water Resources, Central Valley Project, Series AX (RB) 5.00%, 12/01/27 (c)	1,122,948
100,000	State of California, Series CL (GO) 3.75%, 12/01/24 (c)	103,594
	State of California, Various Purpose (GO)
645,000	3.00%, 09/01/26 (c)	656,571
1,575,000	3.13%, 04/01/29 (c)	1,607,051
430,000	3.50%, 08/01/27	480,546
105,000	4.00%, 02/01/25 (c)	113,022
700,000	4.00%, 08/01/26 (c)	769,293
Principal Amount		Value

California: (continued)
$130,000	4.00%, 08/01/26 (c)	$142,294
545,000	4.00%, 09/01/26	629,257
650,000	4.00%, 09/01/26 (c)	717,762
645,000	4.00%, 09/01/26 (c)	712,699
250,000	4.00%, 09/01/26 (c)	275,118
1,810,000	4.00%, 09/01/26 (c)	2,007,417
1,000,000	4.00%, 09/01/26 (c)	1,138,800
950,000	4.00%, 09/01/26 (c)	1,053,616
100,000	4.00%, 11/01/27 (c)	112,410
115,000	5.00%, 09/01/21 (c)	123,753
355,000	5.00%, 09/01/21 (c)	382,189
390,000	5.00%, 09/01/21 (c)	419,496
140,000	5.00%, 09/01/21 (c)	150,255
1,050,000	5.00%, 09/01/21 (c)	1,128,666
1,065,000	5.00%, 09/01/23 (c)	1,209,116
265,000	5.00%, 08/01/24 (c)	304,469
260,000	5.00%, 08/01/24 (c)	297,856
965,000	5.00%, 10/01/24 (c)	1,123,453
1,105,000	5.00%, 10/01/24 (c)	1,295,159
990,000	5.00%, 10/01/24 (c)	1,160,369
1,000,000	5.00%, 10/01/24 (c)	1,164,200
25,000	5.00%, 10/01/24 (c)	29,232
775,000	5.00%, 10/01/24 (c)	890,490
255,000	5.00%, 10/01/24 (c)	293,477
25,000	5.00%, 02/01/25 (c)	29,466
1,040,000	5.00%, 02/01/25 (c)	1,215,521
20,000	5.00%, 02/01/25 (c)	23,537
1,300,000	5.00%, 02/01/25 (c)	1,515,423
250,000	5.00%, 02/01/25 (c)	289,133
630,000	5.00%, 02/01/25 (c)	727,014
1,000,000	5.00%, 02/01/25 (c)	1,173,250
1,140,000	5.00%, 03/01/25 (c)	1,347,685
800,000	5.00%, 03/01/25 (c)	943,800
450,000	5.00%, 03/01/25 (c)	529,794
400,000	5.00%, 03/01/25 (c)	463,924
690,000	5.00%, 03/01/25 (c)	815,283
195,000	5.00%, 08/01/25	233,021
185,000	5.00%, 08/01/25 (c)	220,829
1,035,000	5.00%, 08/01/25 (c)	1,229,373
1,425,000	5.00%, 08/01/25 (c)	1,666,224
1,660,000	5.00%, 08/01/25 (c)	1,962,054
1,715,000	5.00%, 08/01/25 (c)	1,995,831
620,000	5.00%, 08/01/25	740,888
420,000	5.00%, 09/01/25 (c)	502,013
30,000	5.00%, 09/01/25 (c)	35,818
1,305,000	5.00%, 09/01/25 (c)	1,552,063
115,000	5.00%, 09/01/25	137,684
1,300,000	5.00%, 09/01/25 (c)	1,522,521
25,000	5.00%, 09/01/25	29,931
1,010,000	5.00%, 09/01/25	1,209,222
135,000	5.00%, 10/01/25	161,937
750,000	5.00%, 04/01/26 (c)	899,820
190,000	5.00%, 08/01/26 (c)	225,291
600,000	5.00%, 08/01/26 (c)	716,196
150,000	5.00%, 08/01/26 (c)	182,462
865,000	5.00%, 08/01/26	1,056,295
510,000	5.00%, 08/01/26 (c)	613,545
1,135,000	5.00%, 08/01/26 (c)	1,385,903
1,535,000	5.00%, 08/01/26 (c)	1,857,212

See Notes to Financial Statements

18

Principal Amount		Value

California: (continued)
$955,000	5.00%, 08/01/26 (c)	$1,155,464
165,000	5.00%, 08/01/26 (c)	196,667
1,000,000	5.00%, 09/01/26	1,223,130
390,000	5.00%, 09/01/26 (c)	464,954
1,000,000	5.00%, 09/01/26 (c)	1,211,570
250,000	5.00%, 09/01/26 (c)	301,165
320,000	5.00%, 09/01/26 (c)	383,702
2,000,000	5.00%, 09/01/26 (c)	2,423,140
3,000,000	5.00%, 09/01/26 (c)	3,553,410
475,000	5.00%, 09/01/26	580,987
835,000	5.00%, 09/01/26 (c)	1,001,223
150,000	5.00%, 09/01/26 (c)	182,732
15,000	5.00%, 09/01/26	18,347
2,500,000	5.00%, 09/01/26 (c)	2,986,750
500,000	5.00%, 09/01/26 (c)	609,105
2,500,000	5.00%, 04/01/27	3,091,525
1,920,000	5.00%, 08/01/27 (c)	2,371,162
950,000	5.00%, 08/01/27 (c)	1,165,783
2,070,000	5.00%, 08/01/27 (c)	2,571,768
2,480,000	5.00%, 11/01/27 (c)	3,093,453
1,020,000	5.00%, 11/01/27 (c)	1,256,232
2,645,000	5.00%, 11/01/27 (c)	3,237,163
700,000	5.00%, 04/01/28	880,719
450,000	5.00%, 08/01/28	569,043
2,500,000	5.00%, 04/01/30	3,218,100
340,000	5.00%, 04/01/31	441,116
250,000	5.25%, 08/01/25 (c)	296,748
425,000	5.25%, 08/01/25 (c)	503,136
	Stockton Unified School District (GO)
100,000	5.00%, 02/01/26 (c)	117,700
100,000	5.00%, 02/01/26 (c)	119,605
335,000	Successor Agency to the Redevelopment Agency of the City of San Diego, Series A (TA) 5.00%, 09/01/25 (c)	404,657
125,000	Sweetwater Union High School District (GO) 5.00%, 08/01/24 (c)	142,205
	Trustees of the California State University, Series A (RB)
250,000	4.00%, 05/01/26 (c)	289,488
1,490,000	5.00%, 11/01/24 (c)	1,740,633
750,000	5.00%, 05/01/26 (c)	901,110
410,000	5.00%, 05/01/26 (c)	499,450
830,000	5.00%, 05/01/26 (c)	1,016,526
125,000	Tuolumne Wind Project Authority, Series A (RB) 5.00%, 01/01/27	156,405
	University of California, Series AM (RB)
100,000	5.25%, 05/15/24 (c)	115,727
100,000	5.25%, 05/15/24 (c)	116,198
	University of California, Series AO (RB)
20,000	5.00%, 05/15/25 (c)	23,451
100,000	5.00%, 05/15/25 (c)	117,568
130,000	5.00%, 05/15/25 (c)	155,667
10,000	University of California, Series AR (RB) 5.00%, 05/15/26 (c)	12,014
310,000	University of California, Series AZ (RB)
	5.00%, 05/15/28 (c)	381,678
Principal Amount		Value

California: (continued)
	University of California, Series I (RB)
$1,395,000	5.00%, 05/15/25 (c)	$1,635,735
285,000	5.00%, 05/15/25 (c)	341,450
180,000	Walnut Energy Center Authority, Series A (RB) 5.00%, 07/01/24 (c)	204,878
	West Basin Municipal Water District, Series A (RB)
155,000	5.00%, 02/01/26 (c)	188,232
100,000	5.00%, 02/01/26 (c)	121,806
20,000	West Contra Costa Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	23,499
500,000	Yosemite Community College District (GO) 5.00%, 08/01/25 (c)	592,275
		264,202,521
Colorado: 1.4%
250,000	Adams 12 Five Star Schools, Series B (GO) 5.00%, 12/15/26 (c)	306,123
540,000	Adams and Arapahoe Joint School District No. 28J, Series A (GO) (SAW) 5.00%, 12/01/26 (c)	649,744
	Adams and Weld Counties, School District No. 27J (GO) (SAW)
365,000	4.00%, 12/01/25 (c)	401,690
160,000	5.00%, 12/01/25 (c)	187,274
	Board of Governors of Colorado State University System (RB)
935,000	5.00%, 03/01/28 (c)	1,131,911
510,000	5.00%, 03/01/28 (c)	628,641
1,050,000	Boulder Valley School District No. Re-2 Boulder, Series B (GO) (SAW) 4.00%, 06/01/27 (c)	1,211,983
200,000	City and County of Denver, Series A-2 (RB) 0.00%, 08/01/26 (c) ^	116,346
	City of Aurora, Water Revenue, First Lien (RB)
115,000	5.00%, 08/01/26 (c)	136,675
490,000	5.00%, 08/01/26 (c)	584,119
	City of Colorado Springs, Utilities System, Series A-1 (RB)
100,000	5.00%, 11/15/27 (c)	121,765
120,000	5.00%, 11/15/27 (c)	147,342
110,000	5.00%, 11/15/27 (c)	136,125
545,000	Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A (RB) 5.00%, 05/15/26 (c)	641,492
2,245,000	Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series C (RB) 5.00%, 11/15/26 (p)	2,704,013
	Colorado Health Facilities Authority, NCMC, Inc. Project (RB)
260,000	3.25%, 05/15/26 (c)	265,114
160,000	4.00%, 05/15/26 (c)	176,728

See Notes to Financial Statements

19

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Colorado: (continued)
$115,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/26	$139,225
295,000	Denver City and County School District No. 1 (GO) 5.00%, 12/01/25	354,988
	Garfield Pitkin and Eagle Counties School District No. Re-1 (GO)
565,000	5.00%, 12/15/25 (c)	671,830
975,000	5.00%, 12/15/25 (c)	1,162,668
1,110,000	Jefferson County School District R-1 (GO) 5.00%, 12/15/28 (c)	1,381,295
	Mesa County Valley School District No. 51 (GO) (SAW)
500,000	5.00%, 12/01/27 (c)	610,350
500,000	5.00%, 12/01/27 (c)	615,145
	Park Creek Metropolitan District, Series A (RB)
105,000	5.00%, 12/01/25 (c)	117,731
560,000	5.00%, 12/01/25 (c)	635,062
250,000	5.00%, 12/01/25 (c)	284,478
980,000	Regents of the University of Colorado, Series A (RB) 5.00%, 06/01/25 (c)	1,154,195
800,000	Regents of the University of Colorado, Series B (RB) 4.00%, 06/01/24 (c)	886,800
	Regents of the University of Colorado, Series B-1 (RB)
600,000	2.75%, 06/01/26 (c)	614,322
1,000,000	4.00%, 06/01/26 (c)	1,097,430
540,000	4.00%, 06/01/26 (c)	594,200
825,000	Regional Transportation District, Series A (CP) 4.13%, 06/01/23 (c)	876,521
100,000	Regional Transportation District, Series B (RB) 5.00%, 11/01/27 (c)	121,428
135,000	State of Connecticut, Series K (CP) 5.00%, 03/15/27 (c)	161,181
	University of Colorado, Series A-2 (RB)
800,000	3.00%, 06/01/24 (c)	804,864
500,000	4.00%, 06/01/28 (c)	553,090
250,000	5.00%, 06/01/25	297,920
25,000	University of Colorado, Series B (RB) 5.00%, 06/01/24 (c)	28,968
	University of Colorado, Series B-1 (RB)
860,000	2.25%, 06/01/26 (c)	866,132
30,000	5.00%, 06/01/25	35,750
		23,612,658
Connecticut: 2.3%
160,000	City of Hartford, Series C (GO) (AGM) 4.00%, 07/15/25 (c)	170,896
	Connecticut Housing Finance Authority, Series A-1 (RB)
260,000	2.88%, 05/15/25 (c)	262,319
200,000	3.88%, 11/15/26 (c)	209,872
Principal Amount		Value

Connecticut: (continued)
$500,000	Connecticut Housing Finance Authority, Series D-1 (RB) 3.20%, 11/15/26 (c)	$507,140
200,000	Connecticut Housing Finance Authority, Series F-1 (RB) 3.05%, 05/15/26 (c)	202,398
250,000	Connecticut State Health & Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	254,493
	Connecticut State Health and Educational Facilities Authority, Series A (RB)
995,000	5.00%, 07/01/24 (c)	1,130,997
125,000	5.00%, 07/01/24 (c)	143,933
20,000	5.00%, 07/01/24 (c)	23,104
140,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 3.13%, 06/01/26 (c)	140,179
1,195,000	Connecticut State Health and Educational Facilities Authority, Yale University Issue, Series A-2 (RB) 2.00%, 07/01/26 (p)	1,196,314
120,000	Connecticut State, Special Tax Revenue, Transportation Infrastructure Purposes, Series A (RB) 5.00%, 09/01/24 (c)	135,361
	South Central Connecticut Regional Water Authority, Series B (RB)
310,000	4.00%, 08/01/26 (c)	336,961
500,000	4.00%, 08/01/26 (c)	544,865
25,000	5.00%, 08/01/26 (c)	29,874
	State of Connecticut, Series A (GO)
100,000	3.25%, 03/15/25 (c)	102,063
230,000	3.25%, 03/15/26 (c)	231,249
1,000,000	5.00%, 03/15/25 (c)	1,133,780
110,000	5.00%, 03/15/26 (c)	126,378
630,000	5.00%, 03/15/26 (c)	739,324
1,000,000	5.00%, 04/15/27 (c)	1,187,190
	State of Connecticut, Series B (GO)
30,000	4.00%, 11/15/24 (c)	31,971
440,000	5.00%, 05/15/25	511,443
290,000	5.00%, 06/15/25 (c)	330,023
575,000	5.00%, 06/15/25 (c)	668,104
625,000	5.00%, 06/15/25 (c)	721,837
150,000	5.00%, 11/15/25	176,067
585,000	5.00%, 05/15/26	693,108
1,065,000	5.00%, 04/15/27	1,275,987
100,000	5.00%, 04/15/27	119,811
1,025,000	State of Connecticut, Series C (GO) 5.00%, 06/15/25	1,193,387
810,000	State of Connecticut, Series D (GO) 4.00%, 08/15/26 (c)	872,743
	State of Connecticut, Series E (GO)
395,000	3.00%, 10/15/26 (c)	391,398
585,000	4.00%, 09/01/24 (c)	620,416

See Notes to Financial Statements

20

Principal Amount		Value

Connecticut: (continued)
$500,000	4.00%, 09/01/24 (c)	$539,945
100,000	5.00%, 08/01/25 (c)	115,752
400,000	5.00%, 09/15/27	482,244
1,000,000	5.00%, 09/15/28 (c)	1,204,930
	State of Connecticut, Series F (GO)
335,000	3.25%, 11/15/25 (c)	344,263
1,030,000	5.00%, 11/15/24 (c)	1,177,496
420,000	5.00%, 11/15/25 (c)	482,576
290,000	5.00%, 11/15/25 (c)	339,428
400,000	5.00%, 11/15/25 (c)	463,472
975,000	5.00%, 11/15/25	1,144,435
	State of Connecticut, Special Tax Obligation, Series A (RB)
785,000	4.00%, 09/01/26 (c)	828,599
320,000	5.00%, 09/01/24 (c)	357,482
150,000	5.00%, 09/01/24 (c)	166,847
470,000	5.00%, 09/01/24 (c)	538,643
295,000	5.00%, 09/01/24 (c)	337,061
220,000	5.00%, 09/01/24 (c)	250,411
255,000	5.00%, 08/01/25 (c)	289,777
590,000	5.00%, 08/01/25 (c)	667,302
795,000	5.00%, 08/01/25 (c)	894,677
55,000	5.00%, 08/01/25 (c)	63,737
440,000	5.00%, 08/01/25	512,732
335,000	5.00%, 08/01/25 (c)	384,382
225,000	5.00%, 08/01/25 (c)	259,310
100,000	5.00%, 09/01/25	116,718
200,000	5.00%, 09/01/26 (c)	228,050
10,000	5.00%, 09/01/26	11,824
375,000	5.00%, 09/01/26 (c)	429,908
190,000	5.00%, 01/01/28 (c)	220,332
	State of Connecticut, Special Tax Obligation, Series B (RB)
335,000	5.00%, 09/01/26 (c)	391,307
100,000	5.00%, 09/01/26 (c)	117,274
1,025,000	5.00%, 10/01/28	1,236,365
135,000	State of Connecticut, Special Tax Obligation, Series C (RB) 5.00%, 10/01/26	159,821
	State of Connecticut, State Revolving Fund, Series A (RB)
125,000	3.13%, 03/01/25 (c)	128,926
1,000,000	5.00%, 05/01/27 (c)	1,200,530
	University of Connecticut, Series A (RB)
210,000	3.00%, 03/15/26 (c)	206,451
200,000	5.00%, 02/15/25 (c)	227,086
860,000	5.00%, 02/15/25 (c)	987,461
100,000	5.00%, 02/15/25 (c)	114,354
770,000	5.00%, 01/15/26	906,144
265,000	5.00%, 03/15/26 (c)	305,715
280,000	5.00%, 03/15/26 (c)	328,493
435,000	5.00%, 03/15/26 (c)	508,232
380,000	5.00%, 03/15/26 (c)	442,081
745,000	5.00%, 01/15/27 (c)	877,610
335,000	5.00%, 01/15/27 (c)	398,915
1,060,000	5.00%, 01/15/27	1,267,739
		39,071,822
Principal Amount		Value

Delaware: 0.2%
$180,000	Delaware State Health Facilities Authority (RB) 3.00%, 07/01/27 (c)	$182,333
	Delaware Transportation Authority (RB)
30,000	4.00%, 07/01/25	33,845
20,000	5.00%, 07/01/25	23,854
	State of Delaware (GO)
505,000	3.13%, 03/01/27 (c)	520,069
500,000	4.00%, 03/01/27 (c)	568,195
1,000,000	5.00%, 03/01/26	1,212,170
	State of Delaware, Series A (GO)
545,000	2.13%, 03/01/26 (c)	552,428
500,000	5.00%, 02/01/28 (c)	621,910
500,000	5.00%, 02/01/28	628,640
		4,343,444
District of Columbia: 1.1%
	District of Columbia (RB)
645,000	5.00%, 04/01/27 (c)	772,955
105,000	5.00%, 04/01/27 (c)	127,302
130,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	150,081
	District of Columbia, Series A (GO)
30,000	5.00%, 06/01/25	35,712
420,000	5.00%, 06/01/25 (c)	487,431
20,000	5.00%, 12/01/25	24,108
10,000	5.00%, 06/01/26	12,172
290,000	5.00%, 06/01/26 (c)	342,542
210,000	5.00%, 06/01/26 (c)	252,449
30,000	5.00%, 06/01/26 (c)	35,861
250,000	5.00%, 06/01/26 (c)	296,250
580,000	5.00%, 06/01/27 (c)	696,748
170,000	5.00%, 06/01/27 (c)	205,098
750,000	5.00%, 06/01/28 (c)	909,315
	District of Columbia, Series C (GO)
1,025,000	5.00%, 06/01/24 (c)	1,164,154
280,000	5.00%, 06/01/24 (c)	319,460
	District of Columbia, Series D (GO)
500,000	4.00%, 06/01/27 (c)	551,850
160,000	5.00%, 12/01/26 (c)	194,466
20,000	5.00%, 12/01/26 (c)	24,034
1,000,000	5.00%, 06/01/27 (c)	1,233,120
500,000	5.00%, 06/01/27 (c)	603,230
25,000	District of Columbia, Series E (GO) 5.00%, 12/01/26 (c)	30,042
195,000	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series A (RB) 5.00%, 04/01/26 (c)	228,366
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series B (RB)
1,000,000	5.00%, 10/01/25 (c)	1,165,870
1,010,000	5.00%, 10/01/25 (c)	1,196,022
1,030,000	5.00%, 04/01/26 (c)	1,213,185
100,000	5.00%, 04/01/26 (c)	118,259

See Notes to Financial Statements

21

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

District of Columbia: (continued)
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series C (RB)
$100,000	5.00%, 10/01/24 (c)	$114,696
200,000	5.00%, 10/01/24 (c)	231,722
	Washington Metropolitan Area Transit Authority, Series A-1 (RB)
140,000	5.00%, 07/01/27 (c)	168,893
330,000	5.00%, 07/01/27	408,273
	Washington Metropolitan Area Transit Authority, Series A-2 (RB)
1,050,000	5.00%, 07/01/27 (c)	1,254,004
300,000	5.00%, 07/01/27 (c)	360,690
	Washington Metropolitan Area Transit Authority, Series B (RB)
150,000	5.00%, 07/01/25	178,517
650,000	5.00%, 07/01/27 (c)	784,147
1,070,000	5.00%, 07/01/27 (c)	1,281,764
240,000	5.00%, 07/01/27	296,926
555,000	5.00%, 07/01/27 (c)	673,703
		18,143,417
Florida: 4.4%
10,000	Brevard County School District, Series C (CP) 5.00%, 07/01/25 (c)	11,536
375,000	Broward County School Board, Series A (CP) 5.00%, 07/01/25	444,124
520,000	Central Florida Expressway Authority (RB) 3.00%, 07/01/27 (c)	523,437
1,055,000	Central Florida Expressway Authority, Series A (RB) 3.00%, 07/01/26 (c)	1,066,478
	Central Florida Expressway Authority, Series B (RB)
30,000	5.00%, 07/01/25	35,588
115,000	5.00%, 07/01/26	139,170
175,000	City of Cape Coral, Water and Sewer (RB) 5.00%, 10/01/27 (c)	210,301
	City of Gainesville, Utilities System (RB)
500,000	5.00%, 10/01/27 (c)	600,275
195,000	5.00%, 10/01/27 (c)	235,535
515,000	City of Jacksonville (RB) 5.00%, 10/01/24 (c)	587,811
585,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/27	703,767
	City of Jacksonville, Transportation Revenue (RB)
100,000	3.00%, 10/01/25 (c)	101,259
310,000	3.00%, 10/01/25 (c)	314,836
450,000	3.25%, 10/01/25 (c)	458,847
1,025,000	5.00%, 10/01/24 (c)	1,171,667
210,000	5.00%, 10/01/25 (c)	246,462
295,000	City of Lakeland, Department of Electric Utilities (RB) 5.00%, 04/01/26 (c)	353,791
Principal Amount		Value

Florida: (continued)
$540,000	City of Lakeland, Lakeland Regional Health System (RB) 5.00%, 11/15/26 (c)	$637,675
	City of Port St. Lucie, Utility System Revenue (RB)
500,000	4.00%, 09/01/26 (c)	550,790
585,000	5.00%, 09/01/26 (c)	693,804
1,000,000	City of Tallahassee, Energy System Revenue (RB) 5.00%, 10/01/23 (c)	1,128,190
100,000	County of Lee, Florida Transportation Facilities (RB) (AGM) 5.00%, 10/01/24 (c)	115,917
	County of Miami-Dade (RB)
845,000	0.00%, 10/01/26 (c) ^	568,465
400,000	0.00%, 10/01/26 (c) ^	255,380
1,000,000	3.38%, 07/01/28 (c)	1,036,500
510,000	5.00%, 10/01/26 (c)	606,319
275,000	5.00%, 10/01/26	334,769
115,000	5.00%, 10/01/26 (c)	133,770
	County of Miami-Dade, Aviation Revenue, Series A (RB)
750,000	5.00%, 10/01/26 (c)	879,735
1,060,000	5.00%, 10/01/26 (c)	1,274,459
190,000	County of Miami-Dade, Aviation Revenue, Series B (RB) 5.00%, 10/01/24 (c)	222,161
	County of Miami-Dade, Building Better Communities Program, Series A (GO)
200,000	5.00%, 07/01/25	238,410
100,000	5.00%, 07/01/25 (c)	116,719
55,000	5.00%, 07/01/25	65,563
280,000	5.00%, 07/01/26 (c)	329,174
500,000	5.00%, 07/01/26 (c)	585,505
575,000	5.00%, 07/01/26 (c)	693,674
1,000,000	5.00%, 07/01/26 (c)	1,192,550
	County of Miami-Dade, Building Better Communities Program, Series B (GO)
485,000	3.00%, 07/01/24 (c)	495,927
555,000	4.00%, 07/01/24 (c)	596,436
125,000	4.00%, 07/01/24 (c)	133,896
275,000	5.00%, 07/01/24 (c)	318,557
	County of Miami-Dade, Capital Asset Acquisition, Series B (RB)
990,000	5.00%, 04/01/26 (c)	1,180,407
1,000,000	5.00%, 04/01/26 (c)	1,197,400
1,000,000	County of Miami-Dade, Educational Facilities Authority, Series A (RB) 5.00%, 04/01/25 (c)	1,136,260
25,000	County of Miami-Dade, Expressway Authority Toll System, Series A (RB) 5.00%, 07/01/26 (c)	29,211
	County of Miami-Dade, Expressway Authority Toll System, Series B (RB)
130,000	5.00%, 07/01/24 (c)	149,275
125,000	5.00%, 07/01/24 (c)	143,733

See Notes to Financial Statements

22

Principal Amount		Value

Florida: (continued)
$250,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/26 (c)	$271,403
	County of Miami-Dade, Water and Sewer System (RB)
250,000	5.00%, 10/01/25 (c)	298,540
270,000	5.00%, 10/01/25	322,785
1,000,000	5.00%, 10/01/27 (c)	1,234,300
	County of Miami-Dade, Water and Sewer System, Series B (RB)
370,000	3.00%, 10/01/27 (c)	370,873
605,000	5.00%, 10/01/25 (c)	704,020
	Florida Department of Environmental Protection, Series A (RB)
215,000	5.00%, 07/01/25	255,321
115,000	5.00%, 07/01/25	136,567
125,000	5.00%, 07/01/27	154,010
	Florida Department of Management Services, Series A (CP)
105,000	5.00%, 08/01/25	124,924
1,025,000	5.00%, 09/01/27 (c)	1,264,460
500,000	Florida Higher Educational Facilities Financial Authority (RB) 5.00%, 04/01/26 (c)	565,575
475,000	Florida Housing Finance Corp., Series 1 (RB) 3.25%, 01/01/27 (c)	484,015
	Florida Municipal Power Agency, All-Requirements Power Supply, Series A (RB)
635,000	3.00%, 10/01/26 (c)	650,545
125,000	5.00%, 10/01/26 (c)	148,405
195,000	5.00%, 10/01/26 (c)	233,893
470,000	5.00%, 10/01/27	579,966
145,000	Florida Municipal Power Agency, All-Requirements Power Supply, Series B (RB) 5.00%, 10/01/25 (c)	172,090
680,000	Florida State Board of Education, Public Education Capital Outlay, Series B (GO) 3.00%, 06/01/24 (c)	709,104
640,000	Florida State Board of Education, Public Education Capital Outlay, Series C (GO) 3.00%, 06/01/24 (c)	653,722
1,000,000	Florida State Department of Transportation, Turnpike Enterprise, Series A (RB) 5.00%, 07/01/25 (c)	1,186,900
	Florida’s Turnpike Enterprise, Series B (RB)
265,000	5.00%, 07/01/25 (c)	313,002
110,000	5.00%, 07/01/25 (c)	130,559
740,000	Florida’s Turnpike Enterprise, Series C (RB) 5.00%, 07/01/26 (c)	878,698
995,000	Halifax Hospital Medical Center (RB) 3.38%, 06/01/26 (c)	1,008,631
Principal Amount		Value

Florida: (continued)
	Hernando County School District, Series A (CP) (AGM)
$450,000	3.00%, 07/01/26 (c)	$453,924
450,000	3.00%, 07/01/26 (c)	454,603
	JEA Electric System, Series B (RB)
175,000	3.38%, 10/01/22 (c)	175,373
695,000	5.00%, 10/01/27 (c)	799,813
	JEA Electric System, Series Three B (RB)
850,000	5.00%, 10/01/27 (c)	1,000,246
610,000	5.00%, 10/01/27 (c)	722,386
350,000	5.00%, 10/01/27	420,172
15,000	JEA Water and Sewer System, Series A (RB) 5.00%, 04/01/24 (c)	17,332
	Manatee County School District (RB) (AGM)
190,000	5.00%, 10/01/26	229,832
160,000	5.00%, 04/01/27 (c)	192,211
	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series A (TA)
1,025,000	5.00%, 02/01/24 (c)	1,160,946
610,000	5.00%, 02/01/24 (c)	688,165
965,000	5.00%, 02/01/24 (c)	1,091,994
640,000	5.00%, 02/01/24 (c)	729,510
145,000	5.00%, 02/01/24 (c)	164,434
425,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA) 5.00%, 02/01/24 (c)	480,938
1,020,000	Orange County Health Facilities Authority (RB) 5.00%, 08/01/23 (c)	1,130,935
410,000	Orange County School Board, Series C (CP) 5.00%, 08/01/26 (c)	479,384
310,000	Orange County School Board, Series D (CP) 5.00%, 08/01/25 (c)	358,131
	Orange County, Tourist Development Tax (RB)
110,000	5.00%, 10/01/27	135,545
420,000	5.00%, 10/01/30	536,516
120,000	Orlando Utilities Commission, Series A (RB) 5.00%, 10/01/27 (c)	145,457
10,000	Palm Beach County Health Facilities Authority, Act Retirement - Life Communities, Inc. (RB) 5.00%, 11/15/26 (c)	11,429
	Palm Beach County School Board, Series A (CP)
125,000	5.00%, 08/01/26	151,318
120,000	5.00%, 08/01/27	147,860

See Notes to Financial Statements

23

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Florida: (continued)
$385,000	Palm Beach County School Board, Series B (CP) 5.00%, 08/01/25	$456,802
110,000	Palm Beach County School Board, Series C (CP) 5.00%, 08/01/28 (c)	136,294
175,000	Reedy Creek Improvement District, Series A (GO) 5.00%, 06/01/27 (c)	212,804
125,000	School Board of Miami-Dade County (GO) 3.25%, 03/15/27 (c)	128,401
170,000	School Board of Miami-Dade County, Series A (CP) 5.00%, 05/01/25	199,019
720,000	School Board of Miami-Dade County, Series B (CP) (AGM) 5.00%, 05/01/25 (c)	839,354
	School Board of Miami-Dade County, Series C (CP)
1,020,000	3.25%, 02/01/21 (c)	1,028,170
265,000	3.25%, 02/01/21 (c)	267,369
	School Board of Miami-Dade County, Series D (CP)
140,000	4.00%, 02/01/26 (c)	150,429
265,000	5.00%, 11/01/24 (c)	303,955
165,000	5.00%, 02/01/26	195,819
250,000	5.00%, 02/01/26 (c)	294,340
200,000	School District of Broward County, Series A (CP) 5.00%, 07/01/26 (c)	234,298
	South Broward Hospital District (RB)
500,000	4.00%, 05/01/26 (c)	536,355
435,000	5.00%, 05/01/26 (c)	514,827
	South Florida Water Management District (CP)
400,000	3.00%, 04/01/26 (c)	406,904
150,000	5.00%, 04/01/26 (c)	178,229
	South Miami Health Facilities Authority (RB)
1,000,000	5.00%, 08/15/27 (c)	1,188,810
710,000	5.00%, 08/15/27 (c)	859,171
500,000	St. Johns River Power Park, Issue 3, Series 7 (RB) 3.00%, 10/01/19 (c)	502,160
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/25	118,947
255,000	5.00%, 07/01/26	309,930
	State of Florida, Board of Education, Lottery Revenue, Series B (RB)
1,015,000	5.00%, 07/01/25	1,207,312
100,000	5.00%, 07/01/26	121,541
	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO)
825,000	2.70%, 06/01/24 (c)	849,898
650,000	4.00%, 06/01/28 (c)	730,593
525,000	5.00%, 06/01/24 (c)	609,436
Principal Amount		Value

Florida: (continued)
$1,085,000	5.00%, 06/01/25 (c)	$1,286,083
795,000	5.00%, 06/01/28 (c)	987,867
	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO)
10,000	3.00%, 06/01/24 (c)	10,500
125,000	5.00%, 06/01/24 (c)	145,104
	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO)
500,000	3.00%, 06/01/24 (c)	510,720
250,000	3.00%, 06/01/24 (c)	256,960
965,000	4.00%, 06/01/26 (c)	1,079,159
500,000	4.00%, 06/01/26 (c)	562,395
1,500,000	4.00%, 06/01/27 (c)	1,699,200
20,000	5.00%, 06/01/24 (c)	23,217
585,000	5.00%, 06/01/27	725,148
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
20,000	4.00%, 06/01/26	22,987
10,000	5.00%, 06/01/26 (c)	12,113
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
1,070,000	2.38%, 06/01/26 (c)	1,055,320
500,000	3.00%, 06/01/25 (c)	518,765
200,000	4.00%, 06/01/25 (c)	218,626
	State of Florida, Board of Education, Public Education Capital Outlay, Series F (GO)
35,000	5.00%, 06/01/25 (c)	41,575
35,000	5.00%, 06/01/26 (c)	42,396
	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO)
600,000	3.00%, 07/01/27 (c)	606,582
555,000	3.00%, 07/01/27 (c)	581,168
40,000	5.00%, 07/01/26 (c)	48,580
750,000	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series B (GO) 5.00%, 07/01/28 (c)	926,805
555,000	State of Florida, Department of Transportation, Turnpike Revenue, Series B (RB) 2.63%, 07/01/25 (c)	569,641
15,000	Tampa Bay, Water Utility System, Series A (RB) 5.00%, 10/01/25	17,983
	Volusia County School Board, Master Lease Program, Series B (CP)
500,000	5.00%, 08/01/24 (c)	573,595
575,000	5.00%, 08/01/24 (c)	654,091
15,000	5.00%, 08/01/24 (c)	17,305
280,000	5.00%, 08/01/24 (c)	322,420
		75,073,749

See Notes to Financial Statements

24

Principal Amount		Value

Georgia: 1.7%
	Atlanta Airport Passenger Facility, Series A (RB)
$275,000	5.00%, 01/01/24 (c)	$310,618
405,000	5.00%, 01/01/24 (c)	462,494
420,000	Augusta, Water and Sewer Revenue (RB) 3.00%, 10/01/27 (c)	429,009
1,000,000	City of Atlanta, Airport Passenger Facility Charge, Subordinate Lien, Series A (RB) 5.00%, 01/01/24 (c)	1,122,890
130,000	City of Atlanta, Department of Aviation, Series A (RB) 5.00%, 01/01/24 (c)	148,017
	City of Atlanta, Public Improvement (GO)
630,000	4.50%, 12/01/24 (c)	718,168
25,000	4.88%, 12/01/24 (c)	29,226
330,000	5.00%, 12/01/24 (c)	384,542
	City of Atlanta, Water and Wastewater (RB)
580,000	5.00%, 05/01/25 (c)	671,512
1,000,000	5.00%, 05/01/25 (c)	1,155,230
990,000	5.00%, 05/01/25 (c)	1,148,865
125,000	5.00%, 05/01/25 (c)	147,696
30,000	5.00%, 05/01/25 (c)	34,900
1,040,000	City of Austin, Water and Wastewater System (RB) 5.00%, 05/01/25 (c)	1,219,972
250,000	Clarke County Hospital Authority, Series A (RB) 5.00%, 07/01/26 (c)	293,955
750,000	Cobb County Kennestone Hospital Authority, Series A (RB) 5.00%, 04/01/27 (c)	869,092
25,000	County of Forsyth, Series B (GO) 5.00%, 03/01/25 (c)	29,539
1,000,000	Forsyth County School District (GO) 5.00%, 02/01/28 (c)	1,253,040
	Gainesville and Hall County Hospital Authority, Northeast Georgia Health System, Series A (RB)
225,000	5.00%, 02/15/27 (c)	257,283
100,000	5.00%, 02/15/27 (c)	117,292
	Georgia Housing and Finance Authority, Single Family Mortgage, Series B-1 (RB)
925,000	2.90%, 12/01/25 (c)	934,814
285,000	3.00%, 06/01/24 (c)	290,686
190,000	Glynn-Brunswick Memorial Hospital Authority (RB) 5.00%, 08/01/25 (c)	210,159
15,000	Henry County School District (GO) (SAW) 5.00%, 08/01/25	17,925
	Metropolitan Atlanta Rapid Transit Authority, Series B (RB)
300,000	5.00%, 07/01/26 (c)	356,022
30,000	5.00%, 07/01/26 (c)	35,711
Principal Amount		Value

Georgia: (continued)
	Metropolitan Atlanta Rapid Transit Authority, Series C (RB)
$495,000	5.00%, 07/01/26 (c)	$595,500
235,000	5.00%, 07/01/26 (c)	284,202
420,000	5.00%, 07/01/26	511,417
	Municipal Electric Authority of Georgia, Series A (RB)
110,000	5.00%, 01/01/25 (c)	124,615
200,000	5.00%, 07/01/26 (c)	231,012
1,090,000	5.00%, 07/01/26 (c)	1,261,871
	Richmond County Hospital Authority, University Health Services, Inc. Project (RB)
345,000	3.00%, 07/01/26 (c)	347,829
585,000	5.00%, 07/01/26 (c)	694,489
	State of Georgia, Series A (GO)
985,000	2.50%, 02/01/26 (c)	949,717
1,000,000	3.00%, 02/01/24 (c)	1,031,620
125,000	5.00%, 02/01/26	151,418
1,190,000	5.00%, 02/01/26 (c)	1,436,735
680,000	5.00%, 02/01/26 (c)	816,564
600,000	5.00%, 07/01/26	733,308
1,000,000	5.00%, 02/01/27	1,236,080
150,000	5.00%, 02/01/27 (c)	182,940
350,000	5.00%, 02/01/27 (c)	429,429
	State of Georgia, Series C (GO)
1,200,000	5.00%, 07/01/25	1,434,336
130,000	5.00%, 07/01/27	161,949
	State of Georgia, Series C-1 (GO)
1,080,000	4.00%, 07/01/25	1,226,513
1,010,000	5.00%, 02/01/26	1,223,453
610,000	State of Georgia, Series E (GO) 5.00%, 12/01/25	736,154
		28,449,808
Hawaii: 1.3%
35,000	City and County of Honolulu, Board of Water Supply, Series A (RB) 5.00%, 07/01/24 (c)	40,124
675,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	797,539
	City and County of Honolulu, Series B (GO)
10,000	5.00%, 10/01/25 (c)	11,749
760,000	5.00%, 10/01/25 (c)	902,386
1,010,000	5.00%, 10/01/25 (c)	1,203,678
1,000,000	5.00%, 09/01/27 (c)	1,209,670
1,000,000	City and County of Honolulu, Series C (GO) 5.00%, 10/01/29	1,278,310
	City and County of Honolulu, Wastewater System, Series A (RB)
970,000	4.00%, 07/01/26 (c)	1,055,302
1,015,000	5.00%, 07/01/26 (c)	1,199,375
100,000	City and County of Honolulu, Wastewater System, Series B (RB) 4.00%, 07/01/26 (c)	108,155

See Notes to Financial Statements

25

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Hawaii: (continued)
$175,000	State of Hawaii, Department of Budget and Finance, Series A (RB) 5.00%, 07/01/25	$205,697
250,000	State of Hawaii, Series A (RB) 5.00%, 07/01/24 (c)	284,743
295,000	State of Hawaii, Series B (RB) 5.00%, 07/01/26 (c)	353,440
	State of Hawaii, Series EO (GO)
1,300,000	5.00%, 08/01/24 (c)	1,514,669
1,645,000	5.00%, 08/01/24 (c)	1,899,646
25,000	State of Hawaii, Series EQ (GO) 5.00%, 08/01/24 (c)	28,493
50,000	State of Hawaii, Series ET (GO) 5.00%, 10/01/25	59,910
	State of Hawaii, Series EY (GO)
120,000	5.00%, 10/01/25 (c)	143,011
1,205,000	5.00%, 10/01/25 (c)	1,440,867
500,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/25 (c)	597,870
200,000	State of Hawaii, Series FB (GO) 4.00%, 04/01/26 (c)	226,458
10,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/25	11,982
15,000	State of Hawaii, Series FH (GO) 5.00%, 10/01/26 (c)	18,207
	State of Hawaii, Series FK (GO)
690,000	5.00%, 05/01/27 (c)	823,618
130,000	5.00%, 05/01/27 (c)	155,648
	State of Hawaii, Series FN (GO)
500,000	5.00%, 10/01/27 (c)	610,730
105,000	5.00%, 10/01/27 (c)	129,969
	State of Hawaii, Series FT (GO)
295,000	4.00%, 01/01/28 (c)	328,131
250,000	5.00%, 01/01/26	301,045
1,020,000	5.00%, 10/01/27 (c)	1,239,647
150,000	5.00%, 01/01/28 (c)	182,739
1,150,000	5.00%, 01/01/28 (c)	1,407,335
1,300,000	State of Hawaii, Series FW (GO) 5.00%, 01/01/28	1,623,778
160,000	State of Hawaii, Series HI (GO) 5.00%, 10/01/26	195,643
	University of Hawaii, Series E (RB)
285,000	5.00%, 10/01/26 (c)	339,033
240,000	5.00%, 10/01/26 (c)	284,398
		22,212,995
Idaho: 0.0%
500,000	Ada and Boise Counties Independent School District (GO) 5.00%, 02/01/27 (c)	599,030
	Idaho Health Facilities Authority, Trinity Health Group, Series D (RB)
115,000	5.00%, 06/01/22 (c)	124,171
185,000	5.00%, 06/01/22 (c)	200,041
		923,242
Illinois: 4.6%
235,000	Chicago Board of Education (RB) 5.75%, 04/01/27 (c)	270,915
Principal Amount		Value

Illinois: (continued)
$1,315,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/24 (c)	$1,484,701
175,000	Chicago O’Hare International Airport, Series A (RB) 5.00%, 01/01/27 (c)	208,077
	Chicago O’Hare International Airport, Series B (RB)
575,000	5.00%, 01/01/25 (c)	660,629
510,000	5.00%, 01/01/25 (c)	580,992
135,000	5.00%, 01/01/25 (c)	153,409
580,000	5.00%, 01/01/25 (c)	657,447
315,000	5.00%, 01/01/25 (c)	366,102
130,000	5.00%, 01/01/25 (c)	151,545
460,000	5.00%, 01/01/27 (c)	540,012
100,000	5.00%, 01/01/27 (c)	116,980
	Chicago O’Hare International Airport, Series C (RB)
135,000	5.00%, 01/01/26 (c)	156,252
545,000	5.00%, 01/01/26	648,343
500,000	Chicago Transit Authority (RB) 5.00%, 06/01/26	581,775
100,000	City of Chicago, Board of Education, Dedicated Capital Improvement Tax (ST) 5.75%, 04/01/27 (c)	115,732
	City of Chicago, Motor Fuel Tax (RB) (AGM)
765,000	5.00%, 01/01/24 (c)	829,130
150,000	5.00%, 01/01/24 (c)	163,134
750,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	828,690
	City of Chicago, Series A (GO)
800,000	5.63%, 01/01/27 (c)	913,680
340,000	5.63%, 01/01/27 (c)	390,541
510,000	City of Chicago, Series C (GO) 5.00%, 01/01/26 (c)	545,241
100,000	City of Chicago, Series E (GO) 5.50%, 01/01/25 (c)	109,303
	City of Chicago, Wastewater Transmission Revenue, Second Lien (RB)
125,000	5.00%, 01/01/24 (c)	137,539
225,000	5.00%, 01/01/24 (c)	250,290
1,125,000	5.00%, 01/01/24 (c)	1,255,871
100,000	City of Chicago, Wastewater Transmission Revenue, Second Lien, Series B (RB) 5.00%, 01/01/26	115,846
	City of Chicago, Water Revenue, Second Lien (RB)
500,000	4.00%, 11/01/24 (c)	518,865
120,000	5.00%, 11/01/24 (c)	133,946
75,000	5.00%, 11/01/24 (c)	84,147
655,000	5.00%, 11/01/24 (c)	733,862
1,010,000	5.00%, 11/01/27 (c)	1,181,963
180,000	5.25%, 11/01/27 (c)	210,163

See Notes to Financial Statements

26

Principal Amount		Value

Illinois: (continued)
	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB)
$305,000	5.00%, 11/01/26 (c)	$346,816
420,000	5.00%, 11/01/26 (c)	479,653
	City of Springfield, Electric Revenue, Senior Lien (RB)
420,000	5.00%, 03/01/25 (c)	474,709
15,000	5.00%, 03/01/25 (c)	16,871
635,000	5.00%, 03/01/25 (c)	730,021
425,000	5.00%, 03/01/25 (c)	486,374
1,000,000	Community College District No. 512, Counties of Cook, Kane, Lake, and McHenry, Series B (GO) 5.00%, 12/01/27	1,234,770
210,000	Community Unit School District No. 300, Kane, McHenry, Cook and DeKalb Counties (GO) 5.00%, 01/01/25 (c)	240,398
325,000	County of Cook, Series A (GO) 5.00%, 11/15/26 (c)	366,213
	Illinois Finance Authority of Clean Water Initiative (RB)
155,000	5.00%, 01/01/27 (c)	183,481
115,000	5.00%, 01/01/27 (c)	138,077
	Illinois Finance Authority, Advocate Health Care Network (RB)
225,000	5.00%, 08/01/24 (c)	252,632
235,000	5.00%, 08/01/24 (c)	269,843
	Illinois Finance Authority, Clean Water Initiative (RB)
230,000	4.00%, 07/01/25	258,904
165,000	4.00%, 01/01/26 (c)	181,363
100,000	4.00%, 01/01/26 (c)	112,330
135,000	5.00%, 01/01/26	161,532
685,000	5.00%, 01/01/26 (c)	808,416
400,000	5.00%, 01/01/27 (c)	486,596
	Illinois Finance Authority, Mercy Health Corp. (RB)
20,000	4.00%, 06/01/26 (c)	21,055
1,000,000	4.00%, 06/01/26 (c)	1,047,810
150,000	4.00%, 06/01/26 (c)	158,744
325,000	5.00%, 12/01/25	380,497
250,000	5.00%, 06/01/26 (c)	282,138
130,000	5.00%, 06/01/26 (c)	151,356
	Illinois Finance Authority, Northwestern Memorial Healthcare, Series A (RB)
1,325,000	3.00%, 01/15/28 (c)	1,299,560
280,000	5.00%, 07/15/27	342,597
260,000	Illinois Finance Authority, Northwestern University (RB) 5.00%, 12/01/28	329,540
100,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 5.00%, 11/15/25 (c)	112,885
1,010,000	Illinois Finance Authority, Presence Health Network, Series C (RB) 4.00%, 02/15/27 (c)	1,097,345
Principal Amount		Value

Illinois: (continued)
	Illinois Finance Authority, Rush University Medical Center Obligated Group, Series A (RB)
$100,000	5.00%, 05/15/25 (c)	$112,258
125,000	5.00%, 05/15/25 (c)	142,333
195,000	5.00%, 05/15/25 (c)	225,229
190,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24 (c)	218,551
500,000	Illinois Housing Development Authority, Series B (RB) 3.45%, 04/01/27 (c)	515,190
220,000	Illinois Housing Development Authority, Series C (RB) 3.10%, 02/01/26 (c)	219,155
170,000	Illinois Municipal Electric Agency, Power Supply System, Series A (RB) 5.00%, 08/01/25 (c)	196,095
	Illinois State Toll Highway Authority, Series A (RB)
290,000	4.00%, 01/01/26 (c)	311,512
220,000	5.00%, 01/01/26 (c)	254,694
700,000	5.00%, 01/01/26 (c)	808,241
510,000	5.00%, 01/01/28 (c)	608,654
345,000	Illinois State Toll Highway Authority, Series B (RB) 5.00%, 01/01/24 (c)	393,645
	Illinois State Toll Highway Authority, Series C (RB)
500,000	5.00%, 01/01/25 (c)	569,960
100,000	5.00%, 01/01/25 (c)	115,932
	Kane, Cook, and Dupage Counties, School District No. U-46, Series A (GO)
215,000	5.00%, 01/01/24 (c)	237,397
120,000	5.00%, 01/01/24 (c)	133,380
	Kane, Cook, and Dupage Counties, School District No. U-46, Series D (GO)
190,000	5.00%, 01/01/24 (c)	212,240
450,000	5.00%, 01/01/24 (c)	498,870
410,000	5.00%, 01/01/24 (c)	460,586
1,055,000	5.00%, 01/01/24 (c)	1,181,146
165,000	Kendall, Kane, and Will Counties Community Unit School District No. 308 (GO) 5.00%, 02/01/26 (c)	188,790
	Metropolitan Water Reclamation District of Greater Chicago, Series A (GO)
405,000	5.00%, 12/01/26 (c)	477,021
340,000	5.00%, 12/01/26	407,711
	Northern Illinois Municipal Power Agency, Series A (RB)
1,130,000	4.00%, 12/01/26 (c)	1,201,461
30,000	5.00%, 12/01/25	35,203

See Notes to Financial Statements

27

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Illinois: (continued)
	Railsplitter Tobacco Settlement Authority (RB)
$1,785,000	5.00%, 06/01/26 (c)	$2,100,659
175,000	5.00%, 06/01/26	206,988
	Regional Transportation Authority of Illinois, Series A (RB)
500,000	5.00%, 07/01/25	585,485
500,000	5.00%, 07/01/27 (c)	597,515
	Sales Tax Securitization Corp., Series A (RB)
100,000	5.00%, 01/01/26	114,924
250,000	5.00%, 01/01/28 (c)	285,378
850,000	5.00%, 01/01/28 (c)	966,883
250,000	5.00%, 01/01/28 (c)	286,390
1,160,000	5.00%, 01/01/28 (c)	1,353,059
1,160,000	5.00%, 01/01/28 (c)	1,343,848
	State of Illinois (RB)
300,000	3.00%, 06/15/26 (c)	252,879
495,000	3.00%, 06/15/26 (c)	435,357
1,010,000	3.00%, 06/15/26 (c)	910,889
475,000	3.00%, 06/15/26 (c)	422,926
320,000	3.00%, 06/15/26 (c)	269,853
720,000	3.50%, 06/01/26 (c)	691,430
1,120,000	3.50%, 06/01/26 (c)	1,038,509
595,000	4.00%, 01/01/26 (c)	597,243
1,000,000	4.00%, 06/01/26 (c)	983,160
1,060,000	4.00%, 06/01/26 (c)	1,058,124
2,670,000	4.00%, 06/01/26 (c)	2,638,654
280,000	4.00%, 06/15/26 (c)	291,743
750,000	4.13%, 11/01/26 (c)	756,585
960,000	5.00%, 04/01/24 (c)	1,016,938
615,000	5.00%, 04/01/24 (c)	657,988
1,080,000	5.00%, 05/01/24 (c)	1,153,678
280,000	5.00%, 05/01/24 (c)	301,118
275,000	5.00%, 05/01/24 (c)	295,292
550,000	5.00%, 05/01/24 (c)	580,728
1,025,000	5.00%, 01/01/26 (c)	1,093,511
185,000	5.00%, 01/01/26 (c)	202,220
130,000	5.00%, 01/01/26 (c)	139,048
575,000	5.00%, 01/01/26 (c)	622,794
1,080,000	5.00%, 01/01/26	1,181,466
1,050,000	5.00%, 06/01/26 (c)	1,151,388
400,000	5.00%, 06/15/26 (c)	445,552
1,010,000	5.00%, 02/01/27	1,111,939
1,890,000	5.00%, 02/01/27 (c)	2,081,287
150,000	6.00%, 05/01/25	171,449
1,000,000	6.00%, 05/01/26	1,159,170
	State of Illinois, Series A (RB)
185,000	5.00%, 06/15/26	206,414
100,000	5.00%, 06/15/26 (c)	111,376
1,000,000	5.00%, 05/01/28 (c)	1,077,240
260,000	5.00%, 10/01/28	288,075
1,200,000	5.25%, 12/01/27 (c)	1,330,320
	State of Illinois, Series D (GO)
4,060,000	5.00%, 11/01/25	4,449,354
500,000	5.00%, 06/15/26 (c)	554,350
2,200,000	5.00%, 11/01/27 (c)	2,431,924
30,000	University of Illinois, Series A (RB)
	4.00%, 04/01/25 (c)	31,488
		79,307,490
Principal Amount		Value

Indiana: 0.7%
$585,000	Ball State University, Series R (RB) 5.00%, 07/01/27	$719,772
15,000	Carmel Local Public Improvement Bond Bank (RB) 5.00%, 07/15/26 (c)	17,844
	Indiana Finance Authority Highway, Series C (RB)
1,060,000	5.00%, 12/01/26 (c)	1,292,034
150,000	5.00%, 12/01/26 (c)	183,740
1,000,000	5.00%, 02/01/28 (c)	1,246,640
385,000	5.00%, 06/01/28	485,312
130,000	Indiana Finance Authority, Series B (RB) 5.00%, 02/01/26 (c)	156,771
610,000	Indiana Finance Authority, Series C (RB) 5.00%, 02/01/28 (c)	755,412
	Indiana Finance Authority, Series E (RB)
100,000	5.00%, 08/01/26 (c)	121,174
1,000,000	5.00%, 08/01/26 (c)	1,204,890
160,000	5.00%, 08/01/26 (c)	195,240
2,165,000	5.00%, 06/01/29	2,764,012
125,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.00%, 08/01/25 (c)	147,826
300,000	Indiana Housing and Community Development Authority, Single Family Mortgage, Series A-1 (RB) 2.85%, 07/01/25 (c)	298,719
	Indiana Municipal Power Agency, Series A (RB)
1,050,000	5.00%, 07/01/26 (c)	1,231,513
250,000	5.00%, 01/01/28 (c)	300,300
205,000	Indiana Municipal Power Agency, Series C (RB) 5.00%, 07/01/26 (c)	247,140
15,000	Indiana University, Series W-2 (RB) 5.00%, 08/01/24 (c)	17,476
160,000	Indianapolis Local Public Improvement Bond Bank, Series C (RB) 4.00%, 01/01/28 (c)	175,752
10,000	IPS Multi-School Building Corp. (RB) 5.00%, 01/15/25 (c)	11,626
220,000	Purdue University, Series CC (RB) 5.00%, 07/01/25	262,535
185,000	Trustees of the Indiana State University, Series A (RB) 5.00%, 06/01/26 (c)	224,588
140,000	Zionsville Community Schools Building Corp., Series B (RB) 3.00%, 07/15/24 (c)	145,166
		12,205,482
Iowa: 0.2%
	Iowa Finance Authority (RB)
1,000,000	5.00%, 08/01/27 (c)	1,215,510
1,000,000	5.00%, 08/01/27 (c)	1,237,220

See Notes to Financial Statements

28

Principal Amount		Value

Iowa: (continued)
$125,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/26 (c)	$150,034
130,000	State of Iowa, Prison Infrastructure Fund, Series A (RB) 5.00%, 06/15/26	157,286
		2,760,050
Kansas: 0.9%
	Butler County Unified School District No. 385 (GO)
300,000	4.00%, 09/01/27 (c)	331,506
500,000	4.00%, 09/01/27 (c)	557,835
500,000	5.00%, 09/01/27 (c)	597,545
250,000	5.00%, 09/01/27 (c)	299,685
540,000	City of Wichita, Series 811 (GO) 3.00%, 06/01/23 (c)	555,763
210,000	Johnson and Miami Counties Unified School District No. 230 Spring Hills (GO) 4.00%, 09/01/26 (c)	227,245
300,000	Johnson County Unified School District No. 512, Series A (GO) 4.00%, 10/01/25 (c)	325,236
	Johnson County, Series A (GO)
750,000	4.00%, 09/01/27 (c)	825,532
750,000	5.00%, 09/01/27 (c)	922,185
	Kansas Development Finance Authority, National Bio and Agro-Defense Facility, Series G (RB)
225,000	5.00%, 04/01/23 (c)	249,739
10,000	5.00%, 04/01/23 (c)	11,098
	Kansas Development Finance Authority, State of Kansas Projects, Series A (RB)
380,000	5.00%, 05/01/23 (c)	422,628
155,000	5.00%, 05/01/23 (c)	172,577
935,000	5.00%, 05/01/23 (c)	1,039,580
	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB)
110,000	5.00%, 09/01/24 (c)	126,842
740,000	5.00%, 09/01/24 (c)	861,042
150,000	5.00%, 09/01/27 (c)	180,480
960,000	5.00%, 09/01/27 (c)	1,162,099
1,015,000	5.00%, 09/01/27 (c)	1,224,932
400,000	5.00%, 09/01/27	496,704
875,000	5.00%, 09/01/27 (c)	1,059,205
	State of Kansas, Department of Transportation, Highway Revenue, Series B (RB)
765,000	5.00%, 09/01/25 (c)	900,321
120,000	5.00%, 09/01/25 (c)	140,681
1,000,000	5.00%, 09/01/25 (c)	1,165,780
445,000	5.00%, 09/01/25	531,303
555,000	5.00%, 09/01/25 (c)	660,805
295,000	5.00%, 09/01/25 (c)	349,879
250,000	Wyandotte County, Kansas City Unified Government, Series A (GO) 4.00%, 09/01/26 (c)	271,050
		15,669,277
Principal Amount		Value

Kentucky: 0.7%
$125,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series A (RB) 5.00%, 08/01/25 (c)	$144,083
670,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/25	777,347
	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB)
1,020,000	5.00%, 11/01/26 (c)	1,201,601
585,000	5.00%, 11/01/26 (c)	691,294
450,000	5.00%, 11/01/26	531,040
	Kentucky Asset Liability Commission Project, Federal Highway Trust, First Series A (RB)
20,000	5.00%, 09/01/25 (c)	23,408
80,000	5.00%, 09/01/25	94,047
325,000	Kentucky Bond Development Corp., Saint Elizabeth Medical Center, Inc. (RB) 3.00%, 05/01/26 (c)	326,599
	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB)
1,030,000	5.00%, 09/01/25 (c)	1,180,792
200,000	5.00%, 09/01/25 (c)	231,972
100,000	Kentucky State Property and Building Commission No. 119 (RB) 5.00%, 05/01/28	119,231
165,000	Kentucky Turnpike Authority, Series A (RB) 5.00%, 07/01/26 (c)	193,205
	Kentucky Turnpike Authority, Series B (RB)
310,000	5.00%, 07/01/25	361,829
170,000	5.00%, 07/01/25	198,422
800,000	5.00%, 07/01/26	949,248
380,000	5.00%, 07/01/27	457,360
	Louisville and Jefferson County Metro Government, Norton Healthcare, Inc., Series A (RB)
975,000	4.00%, 10/01/26 (c)	1,017,656
55,000	5.00%, 10/01/26 (c)	64,403
290,000	5.00%, 10/01/26 (c)	334,872
105,000	Louisville and Jefferson County Metro Government, Water System (RB) 3.00%, 11/15/25 (c)	106,579
20,000	Paducah Electric Plant Board, Series A (RB) (AGM) 5.00%, 10/01/26	23,454
490,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series A (RB) 5.00%, 07/01/25	571,923

See Notes to Financial Statements

29

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Kentucky: (continued)
$125,000	Turnpike Authority of Kentucky Economic Development Road, Revitalization Projects, Series B (RB) 5.00%, 07/01/26	$148,320
	University of Kentucky, Series A (RB)
1,050,000	3.00%, 04/01/26 (c)	1,050,063
500,000	4.00%, 04/01/26 (c)	550,245
1,025,000	University of Kentucky, Series B (RB) 5.00%, 04/01/25 (c)	1,200,921
		12,549,914
Louisiana: 1.0%
250,000	East Baton Rouge Sewerage Commission, Series B (RB) 5.00%, 02/01/25 (c)	287,720
2,635,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	2,678,636
	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB)
200,000	3.25%, 10/01/27 (c)	204,566
990,000	5.00%, 10/01/27 (c)	1,168,259
295,000	Louisiana Public Facilities Authority (RB) 5.00%, 07/01/25 (c)	335,359
505,000	Louisiana Public Facilities Authority, Entergy Louisiana, LLC Project, Series B (RB) 3.50%, 06/01/21 (c)	508,828
	Louisiana Public Facilities Authority, Hurricane Recovery Program (RB)
900,000	5.00%, 06/01/24 (c)	1,026,369
535,000	5.00%, 06/01/24 (c)	610,949
365,000	5.00%, 06/01/24 (c)	417,575
1,060,000	Louisiana State Citizens Property Insurance Corp., Series A (RB) 5.00%, 06/01/26	1,276,876
	State of Louisiana, Gasoline and Fuels Tax Revenue, Series B (RB)
350,000	5.00%, 05/01/24 (c)	399,676
100,000	5.00%, 05/01/25	118,124
	State of Louisiana, Series A (GO)
150,000	3.50%, 04/01/27 (c)	157,847
1,000,000	5.00%, 05/01/25 (c)	1,159,740
1,000,000	5.00%, 03/01/26	1,202,870
640,000	5.00%, 09/01/26 (c)	758,790
565,000	5.00%, 04/01/27 (c)	680,260
	State of Louisiana, Series B (GO)
200,000	5.00%, 08/01/26 (c)	238,692
875,000	5.00%, 10/01/26	1,064,499
150,000	5.00%, 10/01/27	185,751
	State of Louisiana, Series C (GO)
100,000	5.00%, 08/01/24 (c)	115,096
710,000	5.00%, 08/01/24 (c)	818,715
Principal Amount		Value

Louisiana: (continued)
	State of Louisiana, Series D (GO)
$375,000	5.00%, 09/01/25	$446,242
100,000	5.00%, 09/01/26 (c)	119,569
	State of Louisiana, Series D-1 (GO)
125,000	5.00%, 12/01/24 (c)	143,941
500,000	5.00%, 12/01/24 (c)	580,915
		16,705,864
Maine: 0.0%
480,000	Maine Turnpike Authority (RB) 5.00%, 07/01/25 (c)	568,786
Maryland: 2.9%
	City of Baltimore, Consolidated Public Improvement, Series B (GO)
1,250,000	5.00%, 10/15/25	1,497,362
250,000	5.00%, 10/15/26	306,113
250,000	5.00%, 10/15/27 (c)	309,193
280,000	5.00%, 10/15/27	348,452
125,000	City of Baltimore, Convention Center Hotel (RB) 5.00%, 09/01/27 (c)	144,709
1,730,000	County of Baltimore (GO) 5.00%, 03/01/26	2,095,808
525,000	County of Harford, Series B (GO) 3.00%, 07/01/24 (c)	552,127
	County of Montgomery, Series A (GO)
1,645,000	5.00%, 11/01/24 (c)	1,915,570
1,190,000	5.00%, 11/01/24 (c)	1,391,729
20,000	5.00%, 12/01/24 (c)	23,467
	County of Montgomery, Series B (GO)
275,000	4.00%, 12/01/23 (c)	304,057
1,800,000	5.00%, 11/01/24 (c)	2,113,020
350,000	5.00%, 11/01/24 (c)	410,281
1,190,000	County of Montgomery, Series C (GO) 4.00%, 10/01/27 (c)	1,353,411
15,000	Maryland Economic Development Corp., College Park Projects (RB) (AGM) 5.00%, 06/01/26 (c)	17,681
255,000	Maryland Health and Higher Educational Facilities Authority, Lifebridge Health Issue (RB) 4.00%, 07/01/25 (c)	269,571
550,000	Maryland Health and Higher Educational Facilities Authority, Medstar Health Issue (RB) 5.00%, 02/15/25 (c)	634,419
1,250,000	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB) 4.00%, 07/01/25 (c)	1,333,512
	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program (RB)
750,000	5.00%, 05/01/26 (c)	885,660
250,000	5.00%, 05/01/26 (c)	291,525
240,000	5.00%, 05/01/26	289,008
250,000	5.00%, 05/01/26 (c)	296,885

See Notes to Financial Statements

30

Principal Amount		Value

Maryland: (continued)
$1,000,000	Maryland Stadium Authority, Baltimore City Public School Construction and Revitalization Program, Series A (RB) 5.00%, 05/01/28 (c)	$1,196,170
	Maryland State Department of Transportation (RB)
500,000	3.00%, 09/01/27 (c)	516,025
1,500,000	4.00%, 05/01/25 (c)	1,679,550
	Maryland State Transportation Authority (RB)
300,000	3.00%, 07/01/27 (c)	302,289
510,000	3.00%, 07/01/27 (c)	518,104
	Maryland Water Quality Financing Administration (RB)
810,000	2.80%, 03/01/24 (c)	840,181
655,000	3.00%, 03/01/24 (c)	670,058
	Prince George’s County, Series A (GO)
445,000	4.00%, 09/01/24 (c)	496,847
140,000	4.00%, 09/01/24 (c)	155,855
1,000,000	4.00%, 07/15/28 (c)	1,146,060
1,000,000	5.00%, 07/15/28	1,265,660
1,150,000	5.00%, 07/15/28 (c)	1,446,021
	State of Maryland, Department of Transportation (RB)
1,000,000	3.00%, 11/01/24 (c)	1,025,010
855,000	3.13%, 05/01/25 (c)	882,035
750,000	4.00%, 05/01/28 (c)	863,812
295,000	5.00%, 11/01/24 (c)	345,472
200,000	State of Maryland, Department of Transportation, Second Issue (RB) 3.13%, 06/01/23 (c)	205,020
435,000	State of Maryland, Department of Transportation, Third Issue (RB) 3.00%, 12/15/23 (c)	444,031
	State of Maryland, State and Local Facilities Loan, First Series (GO)
350,000	3.00%, 06/01/24 (c)	356,664
420,000	5.00%, 06/01/24 (c)	487,670
	State of Maryland, State and Local Facilities Loan, First Series (GO)
350,000	4.00%, 06/01/24 (c)	387,566
3,000,000	5.00%, 03/15/29 (c)	3,760,440
	State of Maryland, State and Local Facilities Loan, First Series A (GO)
405,000	3.00%, 03/01/23 (c)	415,008
250,000	3.13%, 03/15/28 (c)	258,303
1,745,000	4.00%, 03/15/27 (c)	1,970,088
1,250,000	5.00%, 03/15/26	1,516,512
1,000,000	5.00%, 03/15/28	1,259,990
100,000	State of Maryland, State and Local Facilities Loan, First Series B (GO) 4.00%, 08/01/26	115,040
	State of Maryland, State and Local Facilities Loan, Second Series (GO)
530,000	4.00%, 08/01/28 (c)	596,451
1,000,000	5.00%, 08/01/28 (c)	1,250,320
Principal Amount		Value

Maryland: (continued)
	State of Maryland, State and Local Facilities Loan, Second Series A (GO)
$350,000	2.75%, 08/01/23 (c)	$364,158
1,000,000	3.00%, 08/01/27 (c)	1,029,070
215,000	4.00%, 08/01/23 (c)	231,153
	State of Maryland, State and Local Facilities Loan, Second Series B (GO)
100,000	3.00%, 08/01/22 (c)	102,280
1,255,000	4.00%, 08/01/22 (c)	1,339,449
1,000,000	5.00%, 08/01/26	1,222,680
	Washington Suburban Sanitary District (GO)
115,000	3.00%, 06/01/24 (c)	119,584
500,000	3.00%, 06/01/24 (c)	515,440
560,000	3.00%, 06/01/24 (c)	582,322
100,000	5.00%, 06/01/25	119,232
	Washington Suburban Sanitary District, Second Series (GO)
1,170,000	4.00%, 06/01/24 (c)	1,277,511
550,000	5.00%, 06/01/27 (c)	677,083
		50,735,774
Massachusetts: 3.1%
	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB)
1,100,000	5.00%, 06/01/24 (c)	1,250,425
720,000	5.00%, 06/15/24 (c)	836,287
1,000,000	5.00%, 06/15/24 (c)	1,160,430
15,000	5.00%, 06/01/25 (c)	17,746
20,000	5.00%, 06/01/25 (c)	23,593
	Commonwealth of Massachusetts, Series A (GO)
290,000	3.00%, 03/01/24 (c)	291,560
210,000	4.00%, 05/01/23 (c)	228,178
850,000	5.00%, 03/01/24 (c)	968,719
1,260,000	5.00%, 07/01/25 (c)	1,487,821
105,000	5.00%, 07/01/25	125,301
160,000	5.00%, 07/01/25 (c)	188,093
1,000,000	5.00%, 03/01/26	1,211,450
275,000	5.00%, 07/01/26 (c)	332,577
1,000,000	5.00%, 07/01/26	1,219,920
	Commonwealth of Massachusetts, Series B (GO)
600,000	5.00%, 07/01/26 (c)	714,210
1,860,000	5.00%, 07/01/26 (c)	2,195,525
155,000	5.00%, 07/01/26 (c)	186,355
1,155,000	5.00%, 07/01/28	1,458,800
	Commonwealth of Massachusetts, Series C (GO)
740,000	3.00%, 07/01/22 (c)	764,087
1,000,000	3.00%, 02/01/24 (c)	1,012,300
1,070,000	4.00%, 07/01/22 (c)	1,129,492
435,000	4.00%, 07/01/22 (c)	462,096
2,345,000	5.00%, 08/01/25	2,803,752
	Commonwealth of Massachusetts, Series E (GO)
1,150,000	3.00%, 11/01/27 (c)	1,157,820

See Notes to Financial Statements

31

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Massachusetts: (continued)
$100,000	5.00%, 11/01/27 (c)	$121,867
420,000	Commonwealth of Massachusetts, Series F (GO) 3.00%, 11/01/22 (c)	434,666
	Commonwealth of Massachusetts, Series I (GO)
500,000	5.00%, 12/01/26 (c)	595,985
10,000	5.00%, 12/01/26 (c)	12,252
	Commonwealth of Massachusetts, Transportation Fund Revenue, Series A (RB)
145,000	3.00%, 06/01/25 (c)	148,535
20,000	5.00%, 06/01/26 (c)	24,280
	Massachusetts Bay Transportation Authority, Series A (RB)
1,160,000	0.00%, 07/01/26 (c) ^	806,444
810,000	0.00%, 07/01/26 (c) ^	631,184
130,000	0.00%, 07/01/26 (c) ^	97,631
890,000	0.00%, 07/01/26 (c) ^	718,212
210,000	2.00%, 07/01/26 (c)	209,055
1,315,000	4.00%, 07/01/25 (c)	1,441,108
160,000	5.00%, 07/01/25	191,349
1,070,000	Massachusetts Bay Transportation Authority, Series B (RB) 5.00%, 07/01/25	1,278,254
800,000	Massachusetts Clean Water Trust, Series 18 (RB) 5.00%, 02/01/24 (c)	913,848
	Massachusetts Clean Water Trust, Series 19 (RB)
500,000	5.00%, 02/01/26 (c)	593,820
1,100,000	5.00%, 02/01/26 (c)	1,311,596
940,000	5.00%, 02/01/26 (c)	1,130,510
1,000,000	Massachusetts Clean Water Trust, Series 21 (RB) 5.00%, 08/01/28 (c)	1,231,080
1,000,000	Massachusetts Department of Transportation, Metropolitan Highway System, Series A (RB) 5.00%, 01/01/29	1,266,850
2,905,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 5.00%, 07/01/26 (c)	3,269,374
130,000	Massachusetts Development Finance Agency, Caregroup Issue, Series J-2 (RB) (SBG) 5.00%, 07/01/28 (c)	151,165
	Massachusetts Development Finance Agency, Harvard University, Series A (RB)
480,000	5.00%, 07/15/26 (c)	573,653
700,000	5.00%, 07/15/26 (c)	857,157
	Massachusetts Development Finance Agency, Lahey Health System, Series F (RB)
1,000,000	5.00%, 08/15/25 (c)	1,127,900
125,000	5.00%, 08/15/25 (c)	143,474
Principal Amount		Value

Massachusetts: (continued)
	Massachusetts Development Finance Agency, Partners Healthcare System, Series Q (RB)
$100,000	3.13%, 07/01/26 (c)	$101,223
105,000	5.00%, 07/01/26	127,225
300,000	5.00%, 07/01/26 (c)	353,394
	Massachusetts Development Finance Agency, Series I (RB)
760,000	3.00%, 07/01/26 (c)	768,755
200,000	3.25%, 07/01/26 (c)	201,422
200,000	5.00%, 07/01/26 (c)	233,116
500,000	Massachusetts Development Finance Agency, Suffolk University (RB) 5.00%, 07/01/27 (c)	571,605
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	117,059
330,000	Massachusetts Development Finance Agency, Wellforce Issue, Series A (RB) 5.00%, 07/01/27	392,575
500,000	Massachusetts Housing Finance Agency, Series 178 (RB) 3.70%, 06/01/25 (c)	516,700
1,000,000	Massachusetts School Building Authority, Dedicated Sales Tax, Series B (RB) 5.00%, 01/15/25 (c)	1,174,200
	Massachusetts School Building Authority, Dedicated Sales Tax, Series C (RB)
15,000	5.00%, 08/15/25	17,970
125,000	5.00%, 11/15/26 (c)	149,365
	Massachusetts State College Building Authority, Series A (RB)
1,000,000	4.00%, 05/01/25 (c)	1,115,120
500,000	5.00%, 05/01/25 (c)	578,300
835,000	Massachusetts Water Pollution Abatement Trust (RB) 5.00%, 08/01/24 (c)	971,464
	Massachusetts Water Resources Authority, Series C (RB)
685,000	5.00%, 08/01/26 (c)	816,643
2,115,000	5.00%, 08/01/27 (c)	2,581,527
730,000	University of Massachusetts Building Authority, Series 1 (RB) 5.00%, 11/01/25 (c)	876,869
1,020,000	University of Massachusetts Building Authority, Series 3 (RB) 5.00%, 11/01/27 (c)	1,250,877
		53,423,195
Michigan: 2.0%
285,000	Board of Governors of Wayne State University, Series A (RB) 5.00%, 05/15/26 (c)	336,462

See Notes to Financial Statements

32

Principal Amount		Value

Michigan: (continued)
	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB)
$250,000	5.00%, 07/01/26 (c)	$291,620
250,000	5.00%, 07/01/26 (c)	292,695
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series B (RB)
1,220,000	5.00%, 07/01/26 (c)	1,413,321
1,500,000	5.00%, 07/01/26 (c)	1,749,720
500,000	5.00%, 07/01/26 (c)	587,910
	Great Lakes Water Authority, Sewage Disposal System, Senior Lien, Series C (RB)
1,025,000	5.00%, 07/01/26 (c)	1,196,913
30,000	5.00%, 07/01/26 (c)	35,650
130,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series D (RB) 5.00%, 07/01/26 (c)	151,642
	Great Lakes Water Authority, Water Supply System, Senior Lien, Series C (RB)
155,000	5.00%, 07/01/26 (c)	185,157
365,000	5.00%, 07/01/26	438,456
140,000	Michigan Finance Authority Hospital, Henry Ford Health System (RB) 3.00%, 11/15/26 (c)	136,748
	Michigan Finance Authority Local Government Loan Program, Series C (RB)
500,000	5.00%, 07/01/25 (c)	580,775
250,000	5.00%, 07/01/25 (c)	291,150
	Michigan Finance Authority Local Government Loan Program, Series H-1 (RB)
725,000	5.00%, 10/01/24 (c)	815,922
140,000	5.00%, 11/15/26 (c)	167,779
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
1,975,000	5.00%, 08/01/24 (c)	2,226,872
1,790,000	5.00%, 08/01/24 (c)	2,056,352
	Michigan Finance Authority, Clean Water, Series B (RB)
110,000	5.00%, 10/01/25	131,875
100,000	5.00%, 10/01/26	122,355
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM)
750,000	5.00%, 07/01/24 (c)	847,207
405,000	5.00%, 07/01/24 (c)	459,181
560,000	5.00%, 07/01/24 (c)	643,703
	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-2 (RB) (AGM)
935,000	5.00%, 07/01/24 (c)	1,068,780
110,000	5.00%, 07/01/24 (c)	126,080
Principal Amount		Value

Michigan: (continued)
$1,450,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series D-4 (RB) 5.00%, 07/01/24 (c)	$1,647,171
	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB)
105,000	5.00%, 06/01/22 (c)	113,537
75,000	5.00%, 06/01/27 (c)	89,411
1,205,000	5.50%, 06/01/25 (c)	1,449,808
265,000	5.50%, 06/01/25 (c)	315,986
	Michigan State Building Authority, Series I (RB)
15,000	5.00%, 10/15/25 (c)	17,463
200,000	5.00%, 10/15/25 (c)	234,046
360,000	5.00%, 10/15/25 (c)	423,306
125,000	5.00%, 10/15/26 (c)	147,363
120,000	5.00%, 10/15/26 (c)	140,558
570,000	5.00%, 10/15/26 (c)	674,281
1,440,000	5.00%, 10/15/26 (c)	1,718,323
515,000	5.00%, 10/15/26 (c)	611,429
100,000	Michigan State Hospital Finance Authority, Series B (RB) 5.00%, 12/01/26	121,396
100,000	Michigan State Hospital Finance Authority, Series C (RB) 5.00%, 12/01/27	123,477
960,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 3.35%, 12/01/25 (c)	985,546
	Michigan State Housing Development Authority, Single-Family Mortgage, Series B (RB)
490,000	3.10%, 06/01/26 (c)	496,772
170,000	3.35%, 06/01/26 (c)	172,958
1,010,000	Regents of the University of Michigan (RB) 5.00%, 04/01/26 (c)	1,196,173
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB)
420,000	5.00%, 03/01/24 (c)	469,384
330,000	5.00%, 03/01/24 (c)	376,071
3,000,000	State of Michigan, Environmental Program (GO) 3.00%, 05/01/26 (c)	3,098,280
	State of Michigan, Environmental Program, Series A (GO)
280,000	5.00%, 12/01/24 (c)	327,088
500,000	5.00%, 12/01/25 (c)	596,185
10,000	5.00%, 12/01/25 (c)	11,958
	State of Michigan, Grant Anticipation Refunding Bonds (RB)
300,000	5.00%, 03/15/26	360,942
1,100,000	5.00%, 03/15/27	1,348,281
		33,621,518

See Notes to Financial Statements

33

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Minnesota: 1.2%
	City of Maple Grove, Minnesota Health Care Facilities (RB)
$180,000	3.38%, 05/01/27 (c)	$184,039
345,000	3.50%, 05/01/27 (c)	353,680
1,000,000	City of Minneapolis, Fairview Health Services, Series A (RB) 5.00%, 11/15/25 (c)	1,146,180
520,000	City of St. Cloud, Minnesota Health Care, Series A (RB) 3.00%, 05/01/26 (c)	512,626
335,000	City of St. Paul, Housing and Redevelopment Authority, Series A (RB) 4.00%, 07/01/25 (c)	354,142
	County of Hennepin, First Lien, Sales Tax, Series A (RB)
1,000,000	5.00%, 12/15/23 (c)	1,145,020
1,500,000	5.00%, 12/15/25	1,808,655
	Minneapolis St Paul Metropolitan Airports Commission, Series B (RB)
135,000	4.00%, 01/01/26	153,923
120,000	5.00%, 01/01/26	144,334
515,000	5.00%, 01/01/27 (c)	621,579
325,000	5.00%, 01/01/27 (c)	389,750
750,000	Minnesota Public Facilities Authority, Series B (GO) 5.00%, 10/01/26	919,410
1,000,000	Regents of the University of Minnesota, Series B (RB) 5.00%, 12/01/27 (c)	1,223,740
500,000	Roseville Independent School District No. 623 (GO) (SD CRED PROG) 5.00%, 02/01/27 (c)	595,525
	Sartell-St. Stephen Independent School District No. 748 (GO) (SD CRED PROG)
750,000	5.00%, 02/01/25 (c)	880,387
600,000	5.00%, 02/01/25 (c)	705,384
	State of Minnesota, State Trunk Highway, Series B (GO)
555,000	2.25%, 08/01/26 (c)	528,859
440,000	3.00%, 08/01/24 (c)	458,656
500,000	3.00%, 08/01/26 (c)	528,680
570,000	3.25%, 08/01/25 (c)	585,202
1,000,000	4.00%, 08/01/24 (c)	1,112,920
225,000	4.00%, 08/01/24 (c)	250,904
185,000	4.00%, 08/01/26	213,096
585,000	4.00%, 08/01/26 (c)	671,217
	State of Minnesota, Various Purpose, Series A (GO)
1,025,000	5.00%, 08/01/27	1,276,227
400,000	5.00%, 10/01/27 (c)	497,932
	State of Minnesota, Various Purpose, Series D (GO)
925,000	2.25%, 08/01/26 (c)	917,692
1,000,000	3.00%, 10/01/27 (c)	1,039,810
1,000,000	3.00%, 10/01/27 (c)	1,053,060
		20,272,629
Principal Amount		Value

Mississippi: 0.5%
$1,000,000	Mississippi Development Bank, Desoto County Highway Construction Project (RB) 5.00%, 01/01/23 (c)	$1,094,370
300,000	Mississippi Development Bank, Jackson Public School District, Series A (RB) 5.00%, 04/01/26 (c)	351,591
	State of Mississippi, Series A (GO)
125,000	5.00%, 10/01/26	152,651
835,000	5.00%, 10/01/27 (c)	1,004,764
300,000	5.00%, 10/01/27 (c)	359,658
500,000	5.00%, 10/01/27 (c)	604,790
1,000,000	5.00%, 10/01/27 (c)	1,220,600
650,000	5.00%, 10/01/27 (c)	789,412
	State of Mississippi, Series B (GO)
155,000	5.00%, 12/01/26 (c)	183,923
750,000	5.00%, 12/01/26 (c)	900,675
	State of Mississippi, Series C (GO)
850,000	5.00%, 10/01/25	1,017,883
845,000	5.00%, 10/01/25 (c)	1,010,400
105,000	State of Mississippi, Series E (RB) 5.00%, 10/15/25	123,395
		8,814,112
Missouri: 0.8%
	City of Kansas City, Downtown Arena Project, Series E (RB)
450,000	3.00%, 04/01/25 (c)	453,325
750,000	5.00%, 04/01/25 (c)	858,412
570,000	City of Kansas City, Sanitary Sewer System Revenue, Series A (RB) 5.00%, 01/01/25 (c)	667,134
100,000	City of Springfield, Missouri Public Utility (RB) 4.00%, 08/01/25 (c)	109,437
	County of Jackson, Harry S. Truman Sports Complex Project (RB)
10,000	5.00%, 12/01/24 (c)	11,515
195,000	5.00%, 12/01/24 (c)	225,328
	Curators of the University of Missouri, Series A (RB)
185,000	5.00%, 11/01/24 (c)	214,646
300,000	5.00%, 11/01/24 (c)	350,976
	Health and Educational Facilities Authority of the State of Missouri, Series A (RB)
630,000	4.00%, 06/01/24 (c)	658,854
110,000	5.00%, 02/01/24 (c)	117,646
960,000	5.00%, 06/01/24 (c)	1,086,864
615,000	5.00%, 06/01/24 (c)	704,544
1,000,000	5.00%, 06/01/24 (c)	1,127,030
	Metropolitan St. Louis Sewer District, Wastewater System, Series B (RB)
490,000	5.00%, 05/01/25 (c)	569,125
1,165,000	5.00%, 05/01/25 (c)	1,355,978
	Missouri Highway and Transportation Commission, First Lien, Series A (RB)
535,000	5.00%, 05/01/24 (c)	618,369
515,000	5.00%, 05/01/26	625,813

See Notes to Financial Statements

34

Principal Amount		Value

Missouri: (continued)
	Missouri Joint Municipal Electric Utility Commission, Iatan 2 Project, Series A (RB)
$310,000	5.00%, 01/01/24 (c)	$346,335
290,000	5.00%, 01/01/24 (c)	326,676
215,000	5.00%, 01/01/24 (c)	243,763
100,000	Missouri Joint Municipal Electric Utility Commission, Plum Point Project, Series A (RB) 5.00%, 01/01/25 (c)	115,957
395,000	Missouri Joint Municipal Electric Utility Commission, Power Project, Series A (RB) 5.00%, 06/01/25 (c)	456,225
15,000	Missouri Joint Municipal Electric Utility Commission, Prairie State Project, Series A (RB) 4.00%, 06/01/26 (c)	16,361
125,000	Missouri State Health and Educational Facilities, Series A (RB) 5.00%, 06/01/24 (c)	142,745
	Platte County Park Hill School District (GO) (SAW)
225,000	3.00%, 03/01/26 (c)	226,807
105,000	3.00%, 03/01/26 (c)	106,391
1,035,000	Springfield School District No. R-12 (GO) (SAW) 4.00%, 03/01/28 (c)	1,179,165
615,000	St Louis Land Clearance for Redevelopment Authority, Series A (RB) 4.25%, 06/01/26	655,695
		13,571,116
Nebraska: 0.5%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
1,000,000	5.00%, 09/01/27	1,170,990
300,000	5.00%, 09/01/32	363,747
100,000	City of Lincoln, Electric System, Series A (RB) 5.00%, 09/01/25 (c)	116,706
115,000	Douglas County Hospital Authority No. 2 (RB) 4.00%, 05/15/26 (c)	124,174
245,000	Douglas County School District No. 0001 (GO) 3.00%, 12/15/24 (c)	247,648
260,000	Metropolitan Utilities District of Omaha, Water System (RB) 3.25%, 12/01/25 (c)	266,061
100,000	Omaha Public Power District, Electric System, Series A (RB) 5.00%, 12/01/27 (c)	120,045
	Omaha Public Power District, Electric System, Series AA (RB)
130,000	2.25%, 08/01/19 (c)	129,925
120,000	4.00%, 02/01/24 (c)	127,561
1,090,000	5.00%, 02/01/24 (c)	1,240,322
Principal Amount		Value

Nebraska: (continued)
$1,855,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 08/01/24 (c)	$2,119,096
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
1,295,000	3.00%, 07/01/26 (c)	1,298,108
560,000	3.13%, 07/01/26 (c)	561,322
1,400,000	5.00%, 01/01/25 (c)	1,594,362
		9,480,067
Nevada: 1.3%
	City of Las Vegas, Series C (GO)
125,000	5.00%, 03/01/26 (c)	146,823
500,000	5.00%, 03/01/26 (c)	596,085
120,000	Clark County Limited Tax Bond Bank (GO) 5.00%, 06/01/25	142,392
	Clark County Limited Tax Bond Bank, Series A (GO)
120,000	5.00%, 11/01/25	143,726
110,000	5.00%, 05/01/26 (c)	131,366
500,000	5.00%, 05/01/26 (c)	604,220
300,000	Clark County Limited Tax Bond Bank, Series B (GO) 5.00%, 11/01/26 (c)	360,057
	Clark County Limited Tax Flood Control (GO)
890,000	4.00%, 05/01/25 (c)	970,180
420,000	5.00%, 05/01/25 (c)	493,941
980,000	5.00%, 05/01/25 (c)	1,140,063
	Clark County Limited Tax, Series A (GO)
150,000	5.00%, 06/01/28 (c)	181,308
1,000,000	5.00%, 06/01/28 (c)	1,233,550
	Clark County Limited Tax, Series C (GO)
500,000	3.00%, 07/01/27 (c)	503,305
305,000	3.00%, 07/01/27 (c)	309,102
1,025,000	Clark County School District, Limited Tax, Series C (GO) 5.00%, 12/15/25 (c)	1,203,596
	Clark County School District, Series B (GO)
250,000	4.00%, 11/01/26 (c)	273,078
140,000	4.00%, 11/01/26 (c)	153,390
850,000	5.00%, 11/01/26	1,038,997
	Clark County School District, Series C (GO)
1,010,000	5.00%, 06/15/25	1,184,144
200,000	5.00%, 12/15/25 (c)	235,624
855,000	5.00%, 12/15/27 (c)	1,009,687
	Clark County School District, Series D (GO)
200,000	4.00%, 12/15/25 (c)	214,164
25,000	5.00%, 06/15/25	29,311
1,000,000	5.00%, 12/15/25 (c)	1,165,190
	Clark County Water Reclamation District (GO)
630,000	3.00%, 07/01/26 (c)	662,628
220,000	5.00%, 07/01/26	267,720

See Notes to Financial Statements

35

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Nevada: (continued)
	Las Vegas Valley Water District, Series A (GO)
$500,000	4.00%, 02/01/27 (c)	$547,130
190,000	5.00%, 06/01/26 (c)	229,533
	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) (AGM)
325,000	3.38%, 06/01/28 (c)	334,506
1,000,000	4.00%, 06/01/27 (c)	1,095,090
1,000,000	4.00%, 06/01/28 (c)	1,105,500
1,000,000	4.00%, 06/01/28 (c)	1,113,540
20,000	5.00%, 12/01/25	24,012
220,000	5.00%, 06/01/26 (c)	266,768
1,020,000	5.00%, 06/01/26 (c)	1,229,467
270,000	5.00%, 06/01/26 (c)	324,235
795,000	5.00%, 06/01/27 (c)	962,411
	Truckee Meadows Water Authority (RB)
355,000	5.00%, 07/01/26 (c)	418,115
30,000	5.00%, 07/01/26 (c)	35,557
		22,079,511
New Jersey: 4.0%
800,000	Camden County, New Jersey Improvement Authority, Series A (RB) 5.00%, 02/15/24 (c)	893,528
600,000	County of Union, Technical School Bonds, Series A (GO) 3.00%, 09/01/25 (c)	624,972
2,030,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	2,169,765
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
130,000	4.00%, 11/01/25	138,369
1,000,000	5.00%, 11/01/25	1,144,840
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
165,000	4.13%, 06/15/25	176,324
380,000	5.50%, 12/15/26 (c)	433,641
	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB)
1,500,000	4.75%, 12/15/26 (c)	1,628,655
275,000	5.50%, 12/15/26 (c)	317,903
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
1,175,000	5.00%, 06/15/27 (c)	1,301,900
615,000	5.00%, 06/15/27 (c)	679,384
340,000	5.00%, 06/15/27 (c)	377,818
245,000	5.00%, 06/15/27	280,581
250,000	5.00%, 06/15/27 (c)	280,278
Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
$240,000	3.50%, 06/15/24 (c)	$246,190
260,000	5.00%, 06/15/24 (c)	287,349
610,000	5.00%, 06/15/24 (c)	657,586
1,035,000	5.00%, 06/15/24 (c)	1,136,492
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
240,000	5.00%, 06/15/24 (c)	259,678
1,220,000	5.00%, 06/15/24 (c)	1,331,898
555,000	5.00%, 06/15/24 (c)	609,423
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
285,000	5.00%, 06/15/25 (c)	308,746
180,000	5.00%, 06/15/25 (c)	195,404
440,000	5.25%, 06/15/25 (c)	495,990
100,000	5.25%, 06/15/25 (c)	110,359
250,000	5.25%, 06/15/25 (c)	276,818
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
1,585,000	4.25%, 06/15/25 (c)	1,696,742
565,000	4.38%, 06/15/25 (c)	606,714
115,000	5.00%, 06/15/25	129,667
3,000,000	New Jersey Economic Development Authority, State House Project, Series B (RB) 5.00%, 06/15/26	3,412,740
	New Jersey Economic Development Motor Vehicle, Series A (RB)
335,000	3.38%, 07/01/27 (c)	334,481
440,000	4.00%, 07/01/27 (c)	447,713
450,000	4.00%, 07/01/27 (c)	465,165
365,000	5.00%, 07/01/27 (c)	404,551
235,000	New Jersey Educational Facilities Authority, College of New Jersey, Series G (RB) 5.00%, 07/01/25 (c)	272,668
230,000	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB) 5.00%, 06/15/24 (c)	251,096
1,100,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	1,219,372
400,000	New Jersey Educational Facilities Authority, Montclair State University Issue, Series B (RB) 5.00%, 07/01/26 (c)	478,964
200,000	New Jersey Educational Facilities Authority, Princeton University, Series A (RB) 5.00%, 07/01/25 (c)	237,766

See Notes to Financial Statements

36

Principal Amount		Value

New Jersey: (continued)
$1,000,000	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB) 5.00%, 07/01/26 (c)	$1,160,930
1,590,000	New Jersey Health Care Facilities Financing Authority, Barnabas Health Issue, Series A (RB) 4.00%, 07/01/26 (c)	1,730,174
1,000,000	New Jersey Health Care Facilities Financing Authority, Hackensack Meridian Health Obligated Group Issue, Series A (RB) 5.00%, 07/01/27 (c)	1,227,100
20,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp. (RB) 5.00%, 07/01/25	23,725
200,000	New Jersey Health Care Facilities Financing Authority, Hospital Corp., Series A (RB) (AGM) 5.00%, 07/01/25 (c)	226,908
	New Jersey Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, Series A (RB)
1,390,000	3.00%, 07/01/26 (c)	1,394,351
310,000	3.38%, 07/01/27 (c)	315,915
115,000	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB) 3.00%, 07/01/26 (c)	109,314
1,500,000	New Jersey Housing and Mortgage Finance Agency, Series A (RB) 3.75%, 10/01/27 (c)	1,562,790
	New Jersey State Turnpike Authority, Series A (RB)
865,000	5.00%, 07/01/24 (c)	993,712
765,000	5.00%, 07/01/24 (c)	881,272
	New Jersey State Turnpike Authority, Series B (RB)
2,900,000	5.00%, 01/01/28 (c)	3,467,356
1,080,000	5.00%, 01/01/28 (c)	1,296,356
115,000	5.00%, 01/01/28 (c)	138,591
	New Jersey Transportation Trust Fund Authority, Series A (RB)
1,330,000	4.00%, 12/15/28 (c)	1,395,569
435,000	5.00%, 06/15/26 (c)	496,135
500,000	5.00%, 12/15/27	577,500
1,000,000	5.00%, 12/15/28 (c)	1,134,280
500,000	5.00%, 12/15/28	582,000
	New Jersey Transportation Trust Fund Authority, Series A-1 (RB)
780,000	4.10%, 06/15/26 (c)	816,793
750,000	5.00%, 06/15/26 (c)	868,762
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
265,000	4.25%, 06/15/25 (c)	285,527
320,000	4.63%, 06/15/25 (c)	345,376
655,000	4.75%, 06/15/25 (c)	699,874
Principal Amount		Value

New Jersey: (continued)
$360,000	5.00%, 06/15/24 (c)	$402,019
500,000	5.00%, 06/15/25 (c)	563,835
435,000	5.25%, 06/15/25 (c)	492,959
300,000	5.25%, 06/15/25 (c)	341,187
170,000	New Jersey Transportation Trust Fund Authority, Series C (RB) 5.25%, 12/15/24 (c)	187,612
1,110,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/24 (c)	1,206,082
	New Jersey Turnpike Authority, Series A (RB)
135,000	4.00%, 01/01/27 (c)	145,832
800,000	5.00%, 07/01/24 (c)	911,176
585,000	5.00%, 07/01/24 (c)	670,808
1,565,000	5.00%, 07/01/24 (c)	1,786,228
330,000	5.00%, 07/01/24 (c)	378,404
1,800,000	5.00%, 07/01/24 (c)	2,060,370
105,000	5.00%, 01/01/26 (c)	122,672
375,000	5.00%, 01/01/26 (c)	433,534
30,000	5.00%, 01/01/26 (c)	34,903
2,010,000	5.00%, 01/01/27 (c)	2,407,075
270,000	5.00%, 01/01/27 (c)	317,490
	New Jersey Turnpike Authority, Series E (RB)
340,000	5.00%, 01/01/25 (c)	391,316
150,000	5.00%, 01/01/27	182,834
200,000	5.00%, 01/01/28 (c)	241,028
115,000	5.00%, 01/01/28 (c)	141,435
2,130,000	New Jersey Turnpike Authority, Series G (RB) (AGM) 4.00%, 01/01/28 (c)	2,335,289
	State of New Jersey, Various Purposes (GO)
700,000	5.00%, 06/01/25 (c)	801,654
130,000	5.00%, 06/01/25 (c)	150,866
625,000	5.00%, 06/01/27	747,212
225,000	The State University of New Jersey, Rutgers, Series M (RB) 5.00%, 05/01/26 (c)	263,637
	Tobacco Settlement Financing Corp., Series A (RB)
125,000	5.00%, 06/01/27	148,278
175,000	5.00%, 06/01/28 (c)	201,107
1,250,000	5.00%, 06/01/28 (c)	1,451,825
500,000	5.00%, 06/01/28 (c)	585,025
		68,155,532
New Mexico: 0.3%
	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB)
500,000	2.85%, 07/01/25 (c)	519,060
985,000	5.00%, 07/01/25 (c)	1,168,515
285,000	Albuquerque Municipal School District No. 12 (GO) (SAW) 5.00%, 08/01/26	346,298

See Notes to Financial Statements

37

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New Mexico: (continued)
$2,400,000	New Mexico Finance Authority, State Transportation, Senior Lien, Series B-1 (RB) 5.00%, 06/15/24 (c)	$2,786,304
520,000	Regents of the University of New Mexico, Series A (RB) 2.50%, 06/01/26 (c)	522,304
	State of New Mexico, Series A (RB)
100,000	5.00%, 07/01/25	118,883
250,000	5.00%, 03/01/27	307,448
		5,768,812
New York: 14.6%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) (AGM)
955,000	4.00%, 01/15/27 (c)	1,063,058
500,000	5.00%, 01/15/27 (c)	578,540
1,740,000	5.00%, 01/15/27 (c)	2,038,027
500,000	City of New York Housing Development Corp., Series G-1 (RB) 3.10%, 11/01/25 (c)	507,215
	City of New York, Series A (GO)
350,000	4.00%, 08/01/26 (c)	383,100
15,000	5.00%, 08/01/24 (c)	17,419
350,000	5.00%, 08/01/25	417,785
1,100,000	5.00%, 08/01/25 (c)	1,311,398
150,000	5.00%, 08/01/25	179,051
760,000	5.00%, 08/01/25 (c)	908,603
2,160,000	5.00%, 08/01/26 (c)	2,585,650
500,000	5.00%, 08/01/27 (c)	617,320
100,000	5.00%, 08/01/27	123,732
	City of New York, Series B-1 (GO)
395,000	5.00%, 12/01/26 (c)	475,276
910,000	5.25%, 10/01/27 (c)	1,123,359
	City of New York, Series C (GO)
185,000	5.00%, 02/01/25 (c)	218,098
735,000	5.00%, 08/01/26	894,752
225,000	5.00%, 02/01/27 (c)	274,822
	City of New York, Series C and D (GO)
100,000	5.00%, 08/01/25	119,367
20,000	5.00%, 02/01/26 (c)	24,007
1,050,000	5.00%, 02/01/26 (c)	1,264,882
400,000	5.00%, 02/01/26 (c)	476,016
500,000	5.00%, 08/01/26	608,675
1,250,000	5.00%, 02/01/28 (c)	1,515,125
820,000	5.00%, 02/01/28 (c)	1,022,376
	City of New York, Series E (GO)
540,000	5.00%, 08/01/26 (c)	646,412
560,000	5.00%, 08/01/26	681,716
	City of New York, Series E-1 (GO)
1,015,000	5.00%, 03/01/28 (c)	1,239,630
1,000,000	5.25%, 03/01/28 (c)	1,233,230
1,500,000	5.25%, 03/01/28 (c)	1,868,205
	City of New York, Series J (GO)
405,000	5.00%, 08/01/24 (c)	462,307
20,000	5.00%, 08/01/24 (c)	22,861
185,000	City of New York, Series J-7 (GO) 5.00%, 08/01/26	225,210
Principal Amount		Value

New York: (continued)
	County of Nassau, Series B (GO)
$135,000	5.00%, 04/01/24 (c)	$150,729
300,000	5.00%, 04/01/24 (c)	339,564
500,000	County of Nassau, Series C (GO) 5.00%, 10/01/27 (c)	596,645
	County of Suffolk, Series C (GO)
500,000	5.00%, 05/01/24 (c)	570,070
735,000	5.00%, 05/01/24 (c)	839,796
	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB)
325,000	3.00%, 07/01/26 (c)	336,258
275,000	4.00%, 07/01/26 (c)	294,833
500,000	5.00%, 07/01/26 (c)	576,755
1,000,000	5.00%, 07/01/26	1,193,150
100,000	5.00%, 07/01/26 (c)	116,362
275,000	5.00%, 07/01/26 (c)	324,891
300,000	5.00%, 07/01/26 (c)	351,666
770,000	Erie County, New York Industrial Development Agency School Facilities, City School District of Buffalo, Series A (RB) (SAW) 5.00%, 11/01/25 (c)	925,147
	Hudson Yards Infrastructure Corp., Series A (RB)
450,000	5.00%, 02/15/27 (c)	539,064
280,000	5.00%, 02/15/27 (c)	338,363
	Long Island Power Authority (RB)
750,000	5.00%, 09/01/27 (c)	898,200
500,000	5.00%, 09/01/27 (c)	601,465
250,000	5.00%, 09/01/27 (c)	301,743
30,000	Long Island Power Authority, Series B (RB) 5.00%, 09/01/26 (c)	36,348
	Metropolitan Transportation Authority, Series A (RB)
340,000	4.00%, 11/15/26 (c)	367,040
150,000	4.00%, 11/15/26	174,684
205,000	5.25%, 11/15/26 (c)	247,367
100,000	5.25%, 11/15/26 (c)	121,485
105,000	5.25%, 11/15/26 (c)	127,037
125,000	5.25%, 11/15/26 (c)	152,501
290,000	5.25%, 11/15/26 (c)	358,730
	Metropolitan Transportation Authority, Series A-1 (RB)
240,000	5.00%, 05/15/25 (c)	280,939
845,000	5.00%, 05/15/26 (c)	991,008
	Metropolitan Transportation Authority, Series A-2 (RB)
485,000	5.00%, 11/15/25	572,853
1,020,000	5.00%, 05/15/27 (c)	1,211,648
125,000	5.00%, 05/15/27 (c)	151,210
	Metropolitan Transportation Authority, Series B (RB)
215,000	4.00%, 11/15/26 (c)	232,073
1,205,000	5.00%, 11/15/25	1,423,274
30,000	5.00%, 11/15/25	35,434
250,000	5.00%, 11/15/26	300,535
825,000	5.00%, 11/15/27	1,007,077
335,000	5.00%, 11/15/28	413,819

See Notes to Financial Statements

38

Principal Amount		Value

New York: (continued)
$430,000	Metropolitan Transportation Authority, Series B-1 (RB) 5.00%, 11/15/26 (c)	$507,486
	Metropolitan Transportation Authority, Series B-2 (RB)
2,030,000	4.00%, 11/15/27 (c)	2,256,649
15,000	5.00%, 11/15/26 (c)	18,210
1,050,000	5.00%, 11/15/27 (c)	1,265,775
150,000	5.00%, 11/15/27 (c)	182,517
	Metropolitan Transportation Authority, Series C (RB)
140,000	5.00%, 11/15/24 (c)	158,523
1,000,000	5.00%, 11/15/24 (c)	1,137,330
	Metropolitan Transportation Authority, Series C-1 (RB)
395,000	4.00%, 05/15/28 (c)	431,198
1,000,000	4.00%, 05/15/28 (c)	1,102,190
1,590,000	5.00%, 11/15/25 (c)	1,868,600
90,000	5.00%, 11/15/26 (c)	106,176
900,000	5.00%, 11/15/26 (c)	1,077,201
2,000,000	5.00%, 05/15/28 (c)	2,371,440
2,540,000	5.00%, 05/15/28 (c)	3,025,597
420,000	5.00%, 05/15/28 (c)	515,298
1,415,000	5.00%, 05/15/28 (c)	1,702,004
1,035,000	Metropolitan Transportation Authority, Series C-2 (RB) 0.00%, 11/15/33 ^	647,672
	Metropolitan Transportation Authority, Series D (RB)
265,000	3.13%, 11/15/26 (c)	265,186
400,000	4.00%, 11/15/26 (c)	435,328
735,000	5.00%, 11/15/26 (c)	874,709
1,680,000	5.00%, 11/15/26 (c)	1,989,170
535,000	5.00%, 05/15/28 (c)	637,281
1,040,000	5.00%, 05/15/28 (c)	1,258,130
	Metropolitan Transportation Authority, Series D-1 (RB)
690,000	5.00%, 11/15/24 (c)	781,294
105,000	5.00%, 11/15/24 (c)	119,929
1,000,000	5.00%, 11/15/25 (c)	1,168,640
175,000	5.00%, 11/15/25 (c)	205,546
	Metropolitan Transportation Authority, Series F (RB)
600,000	5.00%, 11/15/25 (c)	685,872
25,000	5.00%, 11/15/25	29,529
20,000	Nassau County Interim Finance Authority, Series A (RB) 5.00%, 11/15/25	24,208
200,000	Nassau County, New York General Improvement, Series A (GO) 5.00%, 04/01/24 (c)	227,186
	Nassau County, New York General Improvement, Series B (GO)
645,000	5.00%, 04/01/24 (c)	732,675
110,000	5.00%, 10/01/26 (c)	129,702
265,000	New York City Housing Development Corp., Multi-Family Housing, Series G-1 (RB) 3.38%, 11/01/23 (c)	274,116
Principal Amount		Value

New York: (continued)
$310,000	New York City Housing Development Corp., Multi-Family Housing, Series H (RB) 2.95%, 05/01/25 (c) (p)	$319,049
955,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series A (RB) 4.50%, 06/15/26 (c)	1,084,899
355,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB) 5.00%, 06/15/24 (c)	410,788
	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB)
955,000	5.00%, 12/15/19 (c)	975,275
460,000	5.00%, 06/15/25 (c)	547,773
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
500,000	5.00%, 07/15/21 (c)	534,330
690,000	5.00%, 01/15/26 (c)	810,115
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-2 (RB) (SAW)
100,000	3.50%, 07/15/25 (c)	104,343
135,000	5.00%, 07/15/25 (c)	160,804
1,010,000	5.00%, 07/15/28 (c)	1,245,966
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-4 (RB) (SAW)
500,000	5.00%, 07/15/28 (c)	608,790
100,000	5.00%, 07/15/28 (c)	123,363
1,500,000	5.25%, 07/15/28 (c)	1,852,515
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A (RB)
255,000	3.50%, 08/01/24 (c)	266,840
200,000	5.00%, 08/01/24 (c)	228,440
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
2,645,000	4.00%, 05/01/26 (c)	2,931,744
880,000	5.00%, 08/01/25 (c)	1,044,463
135,000	5.00%, 08/01/25 (c)	159,478
3,055,000	5.00%, 08/01/25 (c)	3,570,226
225,000	5.00%, 08/01/25 (c)	261,700
1,100,000	5.00%, 05/01/26 (c)	1,298,451
125,000	5.00%, 05/01/26 (c)	146,253
1,000,000	5.00%, 05/01/26 (c)	1,173,470
1,500,000	5.00%, 05/01/26 (c)	1,766,055
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B (RB)
260,000	5.00%, 08/01/24 (c)	299,406
300,000	5.00%, 08/01/24 (c)	343,989
10,000	5.00%, 08/01/24 (c)	11,623
30,000	5.00%, 08/01/24 (c)	34,789

See Notes to Financial Statements

39

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series B-1 (RB)
$115,000	4.00%, 08/01/27 (c)	$126,685
100,000	5.00%, 08/01/24 (c)	114,220
785,000	5.00%, 11/01/25 (c)	924,243
185,000	5.00%, 11/01/25 (c)	219,521
450,000	5.00%, 11/01/25 (c)	528,421
1,015,000	5.00%, 08/01/26 (c)	1,200,075
300,000	5.00%, 08/01/26 (c)	356,958
1,750,000	5.00%, 08/01/26 (c)	2,105,512
540,000	5.00%, 08/01/26 (c)	640,186
1,000,000	5.00%, 08/01/27 (c)	1,205,540
350,000	5.00%, 08/01/27 (c)	418,824
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
100,000	5.00%, 05/01/25 (c)	118,768
20,000	5.00%, 11/01/25 (c)	24,024
2,500,000	5.00%, 05/01/27 (c)	3,033,200
1,510,000	5.00%, 05/01/27 (c)	1,802,729
460,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series D-1 (RB) 5.00%, 02/01/24 (c)	521,879
100,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E (RB) 3.50%, 05/01/27 (c)	103,164
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB)
100,000	3.00%, 02/01/26 (c)	100,815
15,000	4.00%, 02/01/26	17,155
155,000	5.00%, 02/01/25 (c)	178,572
500,000	5.00%, 02/01/26 (c)	584,235
1,000,000	5.00%, 02/01/26 (c)	1,180,030
2,115,000	5.00%, 02/01/26 (c)	2,523,470
1,500,000	5.00%, 02/01/26 (c)	1,779,150
1,155,000	5.00%, 02/01/27 (c)	1,400,310
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series F (RB)
1,265,000	4.00%, 02/01/26 (c)	1,385,744
1,035,000	5.00%, 02/01/26 (c)	1,227,613
1,145,000	5.00%, 02/01/26 (c)	1,351,134
	New York City Trust for Cultural Resources, The Museum of Modern Art, Series 1-E (RB)
185,000	4.00%, 04/01/26	213,821
705,000	4.00%, 10/01/26 (c)	799,308
850,000	4.00%, 10/01/26 (c)	975,630
115,000	New York City Water and Sewer System, Series BB (RB) 5.00%, 06/15/27 (c)	142,479
140,000	New York City Water and Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	163,885
Principal Amount		Value

New York: (continued)
$120,000	New York City Water and Sewer System, Series EE (RB) 5.00%, 06/15/27 (c)	$144,538
195,000	New York City Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	231,243
	New York City Water and Sewer System, Series HH (RB)
250,000	3.38%, 06/15/25 (c)	263,095
25,000	5.00%, 06/15/25 (c)	29,903
305,000	New York Convention Center Development Corp. (RB) 5.00%, 11/15/25 (c)	356,447
	New York State Dormitory Authority, Columbia University (RB)
10,000	5.00%, 10/01/25	12,124
110,000	5.00%, 04/01/26 (c)	134,638
20,000	5.00%, 04/01/26 (c)	24,383
105,000	New York State Dormitory Authority, Columbia University, Series A (RB) 5.00%, 10/01/25	127,301
25,000	New York State Dormitory Authority, Columbia University, Series B (RB) 5.00%, 10/01/27	31,624
	New York State Dormitory Authority, Cornell University, Series A (RB)
200,000	4.00%, 07/01/26 (c)	221,522
230,000	5.00%, 07/01/26 (c)	276,150
225,000	New York State Dormitory Authority, Department of Health, Series A (RB) 5.00%, 07/01/25	268,648
800,000	New York State Dormitory Authority, Fordham University (RB) 4.00%, 07/01/27 (c)	866,088
170,000	New York State Dormitory Authority, Hospitals Centers, Series A (RB) 5.00%, 07/01/26	205,603
770,000	New York State Dormitory Authority, Icahn School of Medicine Sinai, Series A (RB) 5.00%, 07/01/25 (c)	902,140
105,000	New York State Dormitory Authority, Long Island Jewish, Series A (RB) 5.00%, 05/01/25 (c)	122,471
	New York State Dormitory Authority, New York State University, Series A (RB)
30,000	5.00%, 07/01/25	35,588
20,000	5.00%, 07/01/25 (c)	23,272
15,000	5.00%, 07/01/25 (c)	17,862
150,000	5.00%, 07/01/25 (c)	175,868
	New York State Dormitory Authority, New York State University, Series B (RB)
200,000	5.00%, 07/01/25 (c)	232,098
20,000	5.00%, 07/01/25 (c)	23,372

See Notes to Financial Statements

40

Principal Amount		Value

New York: (continued)
	New York State Dormitory Authority, New York University, Series A (RB)
$1,000,000	2.80%, 07/01/25 (c)	$1,057,760
260,000	5.00%, 07/01/26 (c)	312,554
260,000	5.00%, 07/01/26	318,159
250,000	5.00%, 07/01/27 (c)	303,898
250,000	5.00%, 07/01/27 (c)	310,713
385,000	5.00%, 07/01/28 (c)	475,783
	New York State Dormitory Authority, School Districts Bond, Series A (RB) (SAW)
1,325,000	5.00%, 10/01/26 (c)	1,592,252
200,000	5.00%, 10/01/26 (c)	238,542
620,000	5.00%, 10/01/27 (c)	760,951
100,000	5.00%, 10/01/27 (c)	121,202
35,000	New York State Dormitory Authority, School Districts Bond, Series D (RB) (SAW) 5.00%, 10/01/25 (c)	41,187
1,170,000	New York State Dormitory Authority, School Districts Bond, Series G (RB) (SAW) 5.00%, 10/01/25	1,406,597
525,000	New York State Dormitory Authority, Sloan-Kettering Cancer Center, Series 1 (RB) 4.00%, 07/01/27 (c)	577,999
	New York State Dormitory Authority, State Personal Income Tax, Series A (RB)
160,000	5.00%, 02/15/25 (c)	183,622
15,000	5.00%, 02/15/25 (c)	17,695
195,000	5.00%, 03/15/25 (c)	224,603
2,000,000	5.00%, 03/15/25 (c)	2,317,780
1,760,000	5.00%, 03/15/25 (c)	2,069,866
1,150,000	5.00%, 03/15/25 (c)	1,335,840
150,000	5.00%, 03/15/25 (c)	177,276
1,040,000	5.00%, 08/15/26 (c)	1,260,033
300,000	5.00%, 02/15/27 (c)	358,773
715,000	5.00%, 02/15/27 (c)	858,908
1,375,000	5.00%, 02/15/27 (c)	1,676,936
	New York State Dormitory Authority, State Personal Income Tax, Series B (RB)
475,000	4.00%, 02/15/27 (c)	519,740
1,025,000	5.00%, 02/15/25 (c)	1,197,815
2,000,000	5.00%, 08/15/27 (c)	2,426,160
385,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/24 (c)	440,536
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
315,000	5.00%, 08/15/26 (c)	379,799
540,000	5.00%, 08/15/26 (c)	654,248
Principal Amount		Value

New York: (continued)
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
$510,000	5.00%, 02/15/25 (c)	$598,781
320,000	5.00%, 02/15/25 (c)	377,501
350,000	5.00%, 09/15/25 (c)	411,072
180,000	5.00%, 09/15/25 (c)	210,879
100,000	5.00%, 09/15/25 (c)	119,784
215,000	5.00%, 09/15/25 (c)	255,609
175,000	5.25%, 09/15/25 (c)	207,916
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
570,000	5.00%, 03/15/24 (c)	649,030
715,000	5.00%, 03/15/24 (c)	810,982
115,000	5.00%, 03/15/24 (c)	131,089
775,000	5.00%, 03/15/24 (c)	892,544
1,060,000	5.00%, 03/15/24 (c)	1,210,658
20,000	5.00%, 03/15/25 (c)	23,674
140,000	5.00%, 09/15/26 (c)	167,665
25,000	5.00%, 09/15/26 (c)	29,679
2,380,000	5.00%, 09/15/26 (c)	2,882,704
1,010,000	5.00%, 09/15/26 (c)	1,234,573
2,350,000	5.00%, 09/15/26 (c)	2,860,772
1,000,000	5.00%, 03/15/27 (c)	1,195,610
1,405,000	5.00%, 03/15/27 (c)	1,674,816
305,000	5.00%, 03/15/27 (c)	370,191
515,000	5.00%, 03/15/27 (c)	621,049
	New York State Dormitory Authority, State Sales Tax, Series B (RB)
340,000	5.00%, 09/15/25 (c)	398,327
1,640,000	5.00%, 09/15/25 (c)	1,917,734
500,000	5.00%, 09/15/25 (c)	583,220
120,000	5.00%, 09/15/25 (c)	144,384
285,000	5.00%, 09/15/25 (c)	338,643
170,000	5.00%, 09/15/25 (c)	200,853
750,000	New York State Dormitory Authority, State Sales Tax, Series C (RB) 5.00%, 03/15/28 (c)	905,887
2,500,000	New York State Dormitory Authority, State Sales Tax, Series E (RB) 5.00%, 03/15/26	3,047,775
	New York State Dormitory Authority, Supported Debt Montefiore, Series A (RB)
950,000	5.00%, 08/01/26	1,124,572
300,000	5.00%, 08/01/27	360,279
1,000,000	5.00%, 08/01/28 (c)	1,168,210
10,000	New York State Environmental Facilities Corp., Master Finance Program, Series B (RB) 5.00%, 05/15/24 (c)	11,517
	New York State Environmental Facilities Corp., Master Finance Program, Series D (RB)
690,000	5.00%, 03/15/25 (c)	822,770
110,000	5.00%, 03/15/25 (c)	131,359
100,000	5.00%, 03/15/25 (c)	119,028

See Notes to Financial Statements

41

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series A (RB)
$165,000	5.00%, 06/15/24 (c)	$192,161
335,000	5.00%, 06/15/25 (c)	390,161
15,000	5.00%, 06/15/25 (c)	17,705
1,415,000	5.00%, 06/15/26 (c)	1,691,307
765,000	5.00%, 06/15/26 (c)	922,896
500,000	5.00%, 06/15/26 (c)	606,260
150,000	5.00%, 06/15/27 (c)	180,872
	New York State Environmental Facilities Corp., Municipal Water Finance Authority Projects, Series E (RB)
495,000	3.00%, 06/15/27 (c)	506,152
500,000	5.00%, 06/15/27 (c)	604,950
1,000,000	5.00%, 06/15/27 (c)	1,211,920
500,000	5.00%, 06/15/27	628,385
	New York State Thruway Authority, Series A (RB)
600,000	5.00%, 01/01/26 (c)	697,842
625,000	5.00%, 01/01/26 (c)	731,450
	New York State Thruway Authority, Series K (RB)
1,020,000	5.00%, 01/01/25 (c)	1,176,754
1,000,000	5.00%, 01/01/25 (c)	1,156,130
	New York State Thruway Authority, Series L (RB)
1,500,000	5.00%, 01/01/28 (c)	1,818,180
1,000,000	5.00%, 01/01/28 (c)	1,207,280
	New York State Urban Development Corp., State Personal Income, Series A (RB)
125,000	5.00%, 03/15/24 (c)	142,269
780,000	5.00%, 03/15/24 (c)	890,292
115,000	5.00%, 03/15/24 (c)	130,155
170,000	5.00%, 09/15/25 (c)	198,943
1,010,000	5.00%, 09/15/25 (c)	1,178,428
140,000	5.00%, 09/15/25 (c)	165,316
670,000	5.00%, 03/15/26 (c)	800,623
1,200,000	5.00%, 03/15/26 (c)	1,447,200
990,000	5.00%, 03/15/26	1,200,464
645,000	5.00%, 03/15/27	795,498
	New York State Urban Development Corp., State Personal Income, Series B (RB)
1,100,000	5.00%, 03/15/24 (c)	1,260,325
1,100,000	5.00%, 09/15/25 (c)	1,311,409
	New York State Urban Development Corp., State Personal Income, Series C (RB)
2,500,000	5.00%, 03/15/27	3,083,325
2,000,000	5.00%, 09/15/27 (c)	2,417,840
350,000	5.00%, 09/15/27 (c)	425,061
	Port Authority of New York and New Jersey, Series 183 (RB)
565,000	3.00%, 06/15/24 (c)	596,595
870,000	3.25%, 06/15/24 (c)	898,588
Principal Amount		Value

New York: (continued)
	Port Authority of New York and New Jersey, Series 184 (RB)
$205,000	5.00%, 09/01/24 (c)	$234,887
230,000	5.00%, 09/01/24 (c)	264,196
190,000	5.00%, 09/01/24 (c)	219,304
20,000	Port Authority of New York and New Jersey, Series 189 (RB) 5.00%, 05/01/25	23,964
	Port Authority of New York and New Jersey, Series 190 (RB)
1,200,000	5.00%, 05/01/20 (c)	1,238,508
100,000	5.00%, 05/01/20 (c)	103,391
	Port Authority of New York and New Jersey, Series 194 (RB)
110,000	5.00%, 10/15/25 (c)	128,942
100,000	5.00%, 10/15/25 (c)	117,697
	Port Authority of New York and New Jersey, Series 205 (RB)
2,500,000	5.00%, 11/15/27 (c)	3,031,000
1,000,000	5.00%, 11/15/27 (c)	1,223,750
840,000	5.00%, 11/15/27 (c)	1,040,987
500,000	Port Authority of New York and New Jersey, Series 211 (RB) 5.00%, 09/01/28 (c)	614,435
	Sales Tax Asset Receivable Corp., Series A (RB)
335,000	3.00%, 10/15/24 (c)	350,521
3,140,000	5.00%, 10/15/24 (c)	3,644,347
1,200,000	5.00%, 10/15/24 (c)	1,403,760
2,225,000	5.00%, 10/15/24 (c)	2,591,480
130,000	5.00%, 10/15/24 (c)	152,593
305,000	5.00%, 10/15/24 (c)	358,875
790,000	State of New York Mortgage Agency, Series 191 (RB) 3.45%, 04/01/24 (c)	817,713
1,000,000	State of New York Mortgage Agency, Series 192 (RB) 3.80%, 10/01/24 (c)	1,042,010
615,000	State of New York Mortgage Agency, Series 195 (RB) 3.00%, 04/01/25 (c)	619,508
775,000	State of New York Mortgage Agency, Series 197 (RB) 2.60%, 04/01/25 (c)	756,113
830,000	State of New York Mortgage Agency, Series 208 (RB) 3.60%, 04/01/27 (c)	859,623
10,000	Suffolk County Water Authority (RB) 4.00%, 06/01/25 (c)	11,075
	Town of Oyster Bay (GO) (AGM)
285,000	4.00%, 08/01/22 (c)	300,997
520,000	4.00%, 08/01/22 (c)	552,412
20,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	24,117
	Triborough Bridge and Tunnel Authority, Series B (RB)
1,550,000	5.00%, 05/15/27 (c)	1,879,452
1,070,000	5.00%, 05/15/27 (c)	1,288,087

See Notes to Financial Statements

42

Principal Amount		Value

New York: (continued)
$1,255,000	5.00%, 05/15/27 (c)	$1,504,243
1,000,000	5.00%, 05/15/27 (c)	1,249,840
1,035,000	5.00%, 05/15/27 (c)	1,277,904
1,350,000	5.00%, 05/15/27 (c)	1,647,742
1,000,000	5.00%, 11/15/31	1,311,650
	Triborough Bridge and Tunnel Authority, Series C (RB)
1,165,000	5.00%, 11/15/27	1,468,692
500,000	5.00%, 11/15/28	639,355
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
845,000	5.00%, 06/01/27 (c)	952,526
185,000	5.00%, 06/01/27 (c)	215,858
130,000	5.00%, 06/01/27 (c)	152,764
	Utility Debt Securitization Authority (RB)
1,210,000	3.00%, 12/15/25 (c)	1,236,245
200,000	5.00%, 12/15/25 (c)	241,292
1,685,000	5.00%, 12/15/25 (c)	1,994,568
	Utility Debt Securitization Authority, Series A (RB)
140,000	5.00%, 06/15/23 (c)	158,927
430,000	5.00%, 06/15/24 (c)	499,862
360,000	5.00%, 06/15/25 (c)	429,613
185,000	5.00%, 12/15/25 (c)	223,195
425,000	5.00%, 06/15/26 (c)	515,733
610,000	5.00%, 06/15/26 (c)	726,827
500,000	5.00%, 06/15/26 (c)	590,770
1,135,000	Utility Debt Securitization Authority, Series B (RB) 5.00%, 06/15/26 (c)	1,363,986
		251,154,004
North Carolina: 1.3%
450,000	Cape Fear Public Utility Authority, Water and Sewer System (RB) 4.00%, 08/01/26 (c)	502,744
100,000	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB) 4.00%, 01/15/26 (c)	108,957
1,000,000	County of Buncombe (RB) 5.00%, 06/01/25	1,189,770
590,000	County of Forsyth, Public Improvement, Series B (GO) 3.00%, 03/01/27 (c)	603,021
	County of Guilford (GO)
135,000	4.00%, 03/01/26	154,690
1,000,000	5.00%, 03/01/27	1,238,010
	County of Mecklenburg, Series A (GO)
900,000	4.00%, 04/01/27 (c)	1,020,609
1,000,000	4.00%, 04/01/27 (c)	1,145,970
	County of Mecklenburg, Series B (GO)
250,000	2.00%, 12/01/26 (c)	240,253
500,000	5.00%, 12/01/25	604,095
1,055,000	County of Wake, Public Improvement Bonds (GO) 3.00%, 09/01/24 (c)	1,120,726
500,000	County of Wake, Series A (RB) 5.00%, 12/01/26 (c)	606,260
Principal Amount		Value

North Carolina: (continued)
$15,000	North Carolina Medical Care Commission, Duke University Health System, Series A (RB) 5.00%, 06/01/26	$18,169
10,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	11,004
365,000	North Carolina Medical Care Commission, Health Care Facilities, Series A (RB) 5.00%, 06/01/27	449,972
135,000	North Carolina Medical Care Commission, Vidant Health (RB) 5.00%, 06/01/25 (c)	155,065
355,000	North Carolina Municipal Power Agency No. 1, Series A (RB) 3.00%, 05/31/19 (c)	354,929
500,000	North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/27 (c)	572,530
	North Carolina Turnpike Authority, Triangle Expressway System, Series A (RB)
1,000,000	4.00%, 01/01/28 (c)	1,105,690
360,000	4.00%, 01/01/28 (c)	399,254
1,000,000	4.00%, 01/01/28 (c)	1,112,690
75,000	State of North Carolina (RB) 5.00%, 03/01/25 (c)	87,923
	State of North Carolina, Series A (GO)
1,000,000	3.00%, 06/01/28 (c)	1,022,600
500,000	5.00%, 06/01/26	609,705
1,140,000	5.00%, 06/01/28 (c)	1,424,373
	State of North Carolina, Series B (RB)
1,000,000	3.00%, 05/01/27 (c)	1,027,770
1,000,000	5.00%, 05/01/25	1,186,240
115,000	5.00%, 06/01/25	136,678
1,140,000	5.00%, 06/01/26 (c)	1,387,334
115,000	5.00%, 06/01/26	139,889
1,000,000	5.00%, 05/01/27 (c)	1,227,020
	State of North Carolina, Series C (RB)
500,000	5.00%, 05/01/24 (c)	578,305
540,000	5.00%, 05/01/24 (c)	624,510
		22,166,755
North Dakota: 0.2%
1,010,000	County of Ward, North Dakota Health Care Facilities, Series C (RB) 5.00%, 06/01/28 (c)	1,138,260
	North Dakota Public Finance Authority, Series A (RB)
1,085,000	5.00%, 10/01/24 (c)	1,251,124
900,000	5.00%, 10/01/24 (c)	1,045,755
		3,435,139

See Notes to Financial Statements

43

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Ohio: 2.4%
$500,000	City of Cleveland, Bridges and Roadways Improvements, Series B-2 (RB) 5.00%, 04/01/28 (c)	$606,700
	City of Columbus, Series 1 (GO)
250,000	4.00%, 04/01/27	289,575
200,000	4.00%, 10/01/27 (c)	227,194
250,000	5.00%, 10/01/27 (c)	311,855
750,000	5.00%, 10/01/27 (c)	928,237
	City of Columbus, Series A (GO)
1,175,000	3.00%, 02/15/24 (c)	1,235,195
800,000	4.00%, 02/15/24 (c)	872,032
	City of Columbus, Sewerage Revenue (RB)
1,520,000	5.00%, 12/01/24 (c)	1,776,515
250,000	5.00%, 12/01/24 (c)	288,738
25,000	5.00%, 12/01/24 (c)	29,416
500,000	5.00%, 12/01/24 (c)	584,850
	City of Columbus, Various Purpose, Series A (GO)
300,000	3.00%, 07/01/25 (c)	312,012
500,000	3.00%, 07/01/25 (c)	525,465
750,000	3.00%, 07/01/25 (c)	798,067
960,000	3.00%, 08/15/25 (c)	983,366
750,000	3.10%, 07/01/25 (c)	778,095
1,120,000	3.20%, 07/01/25 (c)	1,159,872
1,100,000	4.00%, 08/15/25 (c)	1,242,373
10,000	Cleveland Municipal School District, Series A (GO) (SD CRED PROG) 5.00%, 06/01/23 (c)	11,023
	County of Allen, Mercy Health, Series A (RB)
1,000,000	5.00%, 02/01/28 (c)	1,200,640
115,000	5.00%, 02/01/28 (c)	140,378
	County of Butler (RB)
400,000	4.00%, 11/15/27 (c)	421,156
1,805,000	5.00%, 11/15/27 (c)	2,106,579
290,000	County of Cuyahoga, Convention Hotel Project (CP) 5.00%, 06/01/24 (c)	327,355
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
100,000	5.00%, 02/15/27 (c)	112,623
250,000	5.00%, 02/15/27 (c)	285,058
350,000	County of Cuyahoga, Various Purpose Sales Tax (RB) 3.13%, 12/01/24 (c)	358,155
	County of Franklin, Series A (RB)
145,000	5.00%, 11/01/27 (c)	173,761
125,000	5.00%, 11/01/27 (c)	150,611
120,000	5.00%, 11/01/27 (c)	145,393
340,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/26 (c)	406,439
	County of Hamilton, Sewer System Revenue, Series A (RB)
100,000	5.00%, 12/01/24 (c)	115,636
375,000	5.00%, 12/01/24 (c)	434,393
Principal Amount		Value

Ohio: (continued)
$165,000	County of Scioto, Southern Ohio Medical Center (RB) 3.38%, 02/15/26 (c)	$166,416
	Cuyahoga Community College District (GO)
500,000	4.00%, 06/01/26 (c)	547,410
350,000	4.00%, 06/01/26 (c)	384,048
	Dayton City School District (GO) (SD CRED PROG)
305,000	5.00%, 11/01/26	368,068
35,000	5.00%, 11/01/28	43,217
95,000	5.00%, 11/01/29	117,996
50,000	Franklin County Convention Facilities Authority (RB) 5.00%, 12/01/24 (c)	57,719
	Kent State University (RB)
50,000	5.00%, 05/01/25	58,844
20,000	5.00%, 05/01/26 (c)	23,905
30,000	Miami University (RB) 5.00%, 09/01/25	35,759
	Ohio Turnpike and Infrastructure Commission, Series A (RB)
500,000	5.00%, 02/15/28 (c)	602,270
500,000	5.00%, 02/15/28 (c)	607,470
500,000	5.00%, 02/15/28 (c)	613,165
1,020,000	Ohio Water Development Authority, Fresh Water (RB) 5.00%, 03/01/28 (c)	1,284,700
125,000	Ohio Water Development Authority, Fresh Water, Series A (RB) 5.00%, 06/01/26 (c)	151,599
	Ohio Water Development Authority, Fresh Water, Series B (RB)
140,000	5.00%, 06/01/26 (c)	166,554
1,000,000	5.00%, 12/01/26 (c)	1,202,040
200,000	5.00%, 12/01/26 (c)	241,580
	Ohio Water Development Authority, Water Pollution Control, Series A (RB)
10,000	5.00%, 06/01/25	11,911
2,030,000	5.00%, 06/01/27 (c)	2,461,598
	Ohio Water Development Authority, Water Pollution Control, Series B (RB)
20,000	5.00%, 12/01/25 (c)	23,985
40,000	5.00%, 12/01/25 (c)	48,102
	State of Ohio Hospital, Cleveland Clinic Health System, Series A (RB)
760,000	4.00%, 01/01/28 (c)	836,053
1,875,000	5.00%, 03/15/24 (c)	2,127,506
115,000	5.00%, 01/01/27	140,447
100,000	5.00%, 01/01/28 (c)	120,728
115,000	5.00%, 01/01/28 (c)	141,535
110,000	5.00%, 01/01/28 (c)	136,466
110,000	5.00%, 01/01/28 (c)	134,323
	State of Ohio, Capital Facilities Lease Appropriation Bonds, Series A (RB)
700,000	5.00%, 04/01/25 (c)	820,169
615,000	5.00%, 04/01/28 (c)	748,350
505,000	5.00%, 04/01/28 (c)	609,661
640,000	5.00%, 04/01/28 (c)	775,123

See Notes to Financial Statements

44

Principal Amount		Value

Ohio: (continued)
	State of Ohio, Common School, Series A (GO)
$25,000	5.00%, 03/15/24 (c)	$28,313
960,000	5.00%, 09/15/26	1,172,102
25,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 08/01/25	29,842
395,000	State of Ohio, Higher Education, Series C (GO) 5.00%, 08/01/27	490,444
165,000	State of Ohio, Higher Educational Facility, Case Western Reserve University Project (RB) 3.25%, 12/01/25 (c)	167,581
550,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/26 (c)	657,354
1,000,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 05/01/27 (c)	1,202,960
1,000,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/28	1,259,970
225,000	State of Ohio, Major New State Infrastructure Improvement Bonds (RB) 5.00%, 06/15/26 (c)	270,740
100,000	State of Ohio, Major New State Infrastructure Improvement Bonds, Series B (GO) 4.00%, 03/01/24 (c)	110,211
100,000	State of Ohio, Parks and Recreation Improvement, Series A (RB) 5.00%, 12/01/27 (c)	122,589
500,000	State of Ohio, Parks and Recreation Improvement, Series C (RB) 5.00%, 12/01/26 (c)	601,580
		41,261,160
Oklahoma: 0.4%
330,000	Canadian County Educational Facilities Authority (RB) 3.00%, 09/01/26 (c)	340,428
	Grand River Dam Authority, Series A (RB)
1,065,000	5.00%, 06/01/24 (c)	1,213,780
150,000	5.00%, 06/01/24 (c)	171,216
130,000	5.00%, 06/01/24 (c)	149,880
320,000	5.00%, 06/01/26	386,416
130,000	5.00%, 12/01/26 (c)	155,514
100,000	5.00%, 12/01/26 (c)	120,113
155,000	Oklahoma Capitol Improvement Authority (RB) 4.00%, 07/01/26 (c)	167,955
	Oklahoma Capitol Improvement Authority, Series A (RB)
1,025,000	5.00%, 07/01/24 (c)	1,175,050
100,000	5.00%, 07/01/24 (c)	115,305
250,000	5.00%, 07/01/24 (c)	289,198
Principal Amount		Value

Oklahoma: (continued)
$15,000	Oklahoma Development Finance Authority Health System, Series A (RB) 5.00%, 08/15/25 (c)	$17,464
565,000	Oklahoma Turnpike Authority, Series C (RB) 5.00%, 01/01/27 (c)	667,796
100,000	Oklahoma Turnpike Authority, Series D (RB) 5.00%, 01/01/27	122,528
	Oklahoma Turnpike Authority, Series E (RB)
100,000	5.00%, 01/01/27 (c)	120,774
155,000	5.00%, 01/01/27 (c)	189,213
530,000	Tulsa County Industrial Authority (RB) 5.00%, 09/01/25 (c)	622,718
500,000	Tulsa Public Facilities Authority (RB) 3.00%, 06/01/25	529,920
30,000	University of Oklahoma, Series C (RB) 5.00%, 07/01/25 (c)	34,584
		6,589,852
Oregon: 1.3%
410,000	City of Eugene, Electric Utility System Revenue, Series A (RB) 4.00%, 08/01/26 (c)	452,648
1,285,000	Corvallis School District No. 509J, Series B (GO) (SBG) 5.00%, 06/15/28 (c)	1,559,951
	Hillsboro School District No. 1J (GO) (SBG)
590,000	5.00%, 06/15/27 (c)	703,209
1,000,000	5.00%, 06/15/27 (c)	1,211,330
	Multnomah and Clackamas Counties School District No. 10JT (GO) (SBG)
930,000	0.00%, 06/15/27 (c) ^	569,365
1,030,000	0.00%, 06/15/27 (c) ^	663,289
500,000	Multnomah and Clackamas Counties School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	552,235
290,000	Multnomah County School District No. 1J, Series B (GO) (SBG) 5.00%, 06/15/25	345,526
130,000	Multnomah County School District No. 7, Series B (GO) (SBG) 0.00%, 06/15/25 (c) ^	85,379
	North Clackamas School District No. 12 (GO) (SBG)
510,000	5.00%, 06/15/24 (c)	590,534
1,385,000	5.00%, 06/15/24 (c)	1,602,777
200,000	Oregon Health and Science University, Series B (RB) 5.00%, 07/01/26 (c)	234,692
25,000	Oregon State Department of Administrative Services, Series B (RB) 5.00%, 04/01/24 (c)	28,848

See Notes to Financial Statements

45

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Oregon: (continued)
$120,000	Oregon State Department of Administrative Services, Series C (RB) 5.00%, 04/01/27 (c)	$147,851
	Oregon State Facilities Authority, Samaritan Health Services Project, Series A (RB)
195,000	5.00%, 10/01/26 (c)	219,071
430,000	5.00%, 10/01/26 (c)	485,431
115,000	Portland Community College District (GO) 5.00%, 06/15/26 (c)	138,968
515,000	Salem-Keizer School District No. 24J (GO) (SBG) 5.00%, 06/15/28 (c)	633,594
125,000	Sherwood School District No. 88J, Series B (GO) (SBG) 5.00%, 06/15/27 (c)	150,149
1,010,000	State of Oregon, Department of Administrative Services, Lottery Revenue, Series A (RB) 5.00%, 04/01/27 (c)	1,236,816
	State of Oregon, Department of Administrative Services, Lottery Revenue, Series D (RB)
1,010,000	5.00%, 04/01/25 (c)	1,191,426
1,440,000	5.00%, 04/01/25 (c)	1,701,734
	State of Oregon, Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
250,000	4.00%, 11/15/24 (c)	270,875
1,520,000	5.00%, 11/15/24 (c)	1,768,778
160,000	5.00%, 11/15/24 (c)	185,304
125,000	5.00%, 11/15/24 (c)	146,739
250,000	5.00%, 11/15/24 (c)	290,918
745,000	5.00%, 11/15/24 (c)	873,282
2,100,000	5.00%, 11/15/24 (c)	2,454,459
450,000	State of Oregon, Higher Education, Series I (GO) 4.00%, 08/01/27 (c)	497,839
145,000	State of Oregon, Seismic Project and Article XI-Q, Series A (GO) 5.00%, 05/01/27 (c)	174,934
10,000	State of Oregon, Seismic Project and Article XI-Q, Series F (GO) 5.00%, 05/01/26 (c)	12,034
	Tri-County Metropolitan Transportation District of Oregon, Series A (RB)
320,000	3.25%, 04/01/28 (c)	326,013
235,000	5.00%, 10/01/26	284,084
350,000	Washington and Clackamas Counties, Tigard-Tualatin School District No. 23 (GO) (SBG) 5.00%, 06/15/26	426,332
	Washington and Multnomah Counties, Beaverton School District 48, Series B (GO) (SBG)
115,000	5.00%, 06/15/24 (c)	131,032
750,000	5.00%, 06/15/24 (c)	866,437
		23,213,883
Principal Amount		Value

Pennsylvania: 4.0%
	Allegheny County Hospital Development Authority, Series A (RB)
$100,000	5.00%, 04/01/27	$118,707
120,000	5.00%, 04/01/28 (c)	140,356
	Allegheny County Sanitary Authority, Sewer Revenue (RB) (AGM)
100,000	4.00%, 12/01/26 (c)	108,478
290,000	5.00%, 12/01/25 (c)	337,804
10,000	5.00%, 12/01/25	11,944
380,000	City of Philadelphia (GO) (AGM) 5.00%, 08/01/27 (c)	451,679
1,000,000	City of Philadelphia, Pennsylvania Gas Works, Series 14 (RB) 5.00%, 10/01/26 (c)	1,167,260
	City of Philadelphia, Series A (GO)
1,025,000	5.00%, 08/01/25 (c)	1,189,051
285,000	5.00%, 08/01/25 (c)	331,720
100,000	5.00%, 08/01/27 (c)	115,743
750,000	5.00%, 08/01/27 (c)	879,255
750,000	5.00%, 08/01/27 (c)	886,657
110,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/25	130,918
10,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/25 (c)	11,719
	Commonwealth Financing Authority (RB)
200,000	5.00%, 06/01/25 (c)	226,652
500,000	5.00%, 06/01/25 (c)	567,975
415,000	5.00%, 06/01/28 (c)	489,559
265,000	5.00%, 06/01/28 (c)	315,498
775,000	5.00%, 06/01/28 (c)	929,124
	Commonwealth of Pennsylvania, First Series (GO)
510,000	3.00%, 01/01/27 (c)	520,358
600,000	4.00%, 01/01/27 (c)	659,940
225,000	5.00%, 06/15/24 (c)	259,526
1,430,000	5.00%, 03/15/25 (c)	1,638,094
650,000	5.00%, 03/15/25 (c)	751,894
230,000	5.00%, 03/15/25 (c)	262,267
200,000	5.00%, 03/15/25 (c)	234,094
775,000	5.00%, 08/15/25	918,801
1,285,000	5.00%, 09/15/25	1,526,169
500,000	5.00%, 02/01/26 (c)	590,535
1,605,000	5.00%, 09/15/26	1,939,899
	Commonwealth of Pennsylvania, Second Series (GO) (AGM)
395,000	3.00%, 09/15/26 (c)	399,337
1,160,000	3.00%, 09/15/26 (c)	1,163,260
350,000	4.00%, 08/15/25 (c)	376,282
170,000	4.00%, 09/15/26 (c)	183,303
610,000	4.00%, 09/15/26 (c)	670,817
1,720,000	5.00%, 08/15/25 (c)	1,978,774
1,775,000	5.00%, 09/15/26	2,145,371
210,000	5.00%, 01/15/27 (c)	252,365

See Notes to Financial Statements

46

Principal Amount		Value

Pennsylvania: (continued)
$695,000	County of Allegheny, Series C-75 (GO) 5.00%, 11/01/26 (c)	$837,246
750,000	County of Chester, Series A (GO) 4.00%, 07/15/26 (c)	849,975
	Dauphin County General Authority, Pinnacle Health System Project, Series A (RB)
1,090,000	3.00%, 06/01/26 (c)	1,069,028
20,000	4.00%, 06/01/26 (c)	21,402
450,000	4.00%, 06/01/26 (c)	479,178
330,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/26	398,267
525,000	Montgomery County Higher Education and Health Authority Thomas Jefferson University, Series A (RB) 5.00%, 09/01/28 (c)	619,169
	Pennsylvania Economic Development Financing Authority (RB)
100,000	4.00%, 09/15/26 (c)	107,119
215,000	4.00%, 09/15/26 (c)	231,241
385,000	5.00%, 09/15/26 (c)	455,220
1,000,000	Pennsylvania Economic Development Financing Authority UPMC, Series A (RB) 3.38%, 11/15/27 (c)	1,013,640
	Pennsylvania Economic Development Financing Authority, Series A (RB)
205,000	4.00%, 11/15/27 (c)	222,220
700,000	5.00%, 08/01/24 (c)	801,906
360,000	Pennsylvania Higher Educational Facilities Authority (RB) 5.00%, 06/15/25	422,298
125,000	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania (RB) 5.00%, 05/01/26 (c)	143,164
985,000	Pennsylvania Higher Educational Facilities Authority, Commonwealth of Pennsylvania, Series AT-1 (RB) 5.00%, 06/15/26 (c)	1,147,505
775,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 4.00%, 06/15/26 (c)	829,126
	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series A (RB)
150,000	3.13%, 08/15/27 (c)	152,288
725,000	4.00%, 08/15/26 (c)	812,167
1,000,000	5.00%, 08/15/27 (c)	1,219,950
270,000	5.00%, 08/15/27 (c)	320,900
275,000	5.00%, 08/15/27 (c)	330,671
Principal Amount		Value

Pennsylvania: (continued)
$1,040,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System, Series C (RB) 5.00%, 08/15/25	$1,231,610
425,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 119 (RB) 3.20%, 04/01/25 (c)	432,710
700,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 121 (RB) 2.80%, 10/01/25 (c)	700,231
985,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 122 (RB) 3.65%, 04/01/26 (c)	1,029,611
360,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 123B (RB) 3.45%, 10/01/26 (c)	372,352
300,000	Pennsylvania Housing Finance Agency, Single Family Mortgage, Series 124-B (RB) 3.20%, 10/01/26 (c)	305,727
20,000	Pennsylvania State University, Series B (RB) 5.00%, 09/01/26 (c)	23,973
	Pennsylvania Turnpike Commission (RB)
175,000	5.00%, 12/01/25 (c)	203,690
550,000	5.00%, 12/01/25 (c)	638,115
110,000	5.00%, 12/01/26 (c)	133,727
300,000	5.00%, 12/01/27 (c)	349,560
1,000,000	5.00%, 12/01/27	1,202,440
250,000	5.00%, 12/01/27 (c)	291,420
	Pennsylvania Turnpike Commission, Second Series B (RB)
1,085,000	3.00%, 06/01/26 (c)	1,081,810
720,000	3.00%, 06/01/26 (c)	722,405
690,000	4.00%, 06/01/26 (c)	733,242
	Pennsylvania Turnpike Commission, Series A (RB)
595,000	0.00%, 12/01/26 (c)	589,746
15,000	5.00%, 12/01/26 (c)	17,274
310,000	5.00%, 12/01/26 (c)	370,121
750,000	5.00%, 12/01/26 (c)	887,902
300,000	Pennsylvania Turnpike Commission, Series A-1 (RB) 5.00%, 06/01/25 (c)	347,592
	Pennsylvania Turnpike Commission, Series A-2 (RB)
790,000	5.00%, 06/01/26 (c)	906,525
175,000	5.00%, 12/01/27 (c)	211,188
100,000	5.00%, 12/01/27 (c)	121,707
510,000	Pennsylvania Turnpike Commission, Series B (RB) (AGM) 5.00%, 06/01/27 (c)	591,625

See Notes to Financial Statements

47

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Pennsylvania: (continued)
$1,000,000	Pennsylvania Turnpike Commission, Series B-1 (RB) 5.00%, 06/01/27 (c)	$1,168,780
	Pennsylvania Turnpike Commission, Series B-2 (RB)
205,000	5.00%, 06/01/27 (c)	238,257
2,460,000	5.00%, 06/01/27 (c)	2,925,826
430,000	Pennsylvania Turnpike Commission, Series C (RB) 5.00%, 12/01/24 (c)	491,262
	Philadelphia Authority for Industrial Development (RB)
10,000	5.00%, 04/01/25 (c)	11,457
930,000	5.00%, 04/01/25 (c)	1,058,917
110,000	Philadelphia Authority for Industrial Development, Children’s Hospital of Philadelphia Project (RB) 4.00%, 07/01/27 (c)	119,840
	Philadelphia Gas Works Co., Fourteenth Series (RB)
1,000,000	5.00%, 10/01/25	1,171,020
1,000,000	5.00%, 10/01/26 (c)	1,155,370
1,030,000	5.00%, 10/01/26 (c)	1,193,317
1,015,000	5.00%, 10/01/26 (c)	1,179,460
1,225,000	Philadelphia School District, Series F (GO) (SAW) 5.00%, 09/01/25	1,417,227
170,000	Reading School District of Berks County (GO) (AGM) (SAW) 5.00%, 03/01/27 (c)	196,425
	School District of Philadelphia, Series A (GO) (SAW)
410,000	5.00%, 09/01/28 (c)	477,683
450,000	5.00%, 09/01/28 (c)	529,573
250,000	5.00%, 09/01/28 (c)	296,328
485,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	555,320
845,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/27 (c)	1,031,052
	State Public School Building Authority, Philadelphia Scholl District, Series A (RB) (AGM) (SAW)
260,000	5.00%, 12/01/26 (c)	300,542
1,000,000	5.00%, 12/01/26 (c)	1,172,340
965,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/25 (c)	1,126,223
		68,677,387
Rhode Island: 0.2%
	Rhode Island Commerce Corp., Department of Transportation, Series B (RB)
285,000	5.00%, 06/15/25	334,499
380,000	5.00%, 06/15/26 (c)	448,784
230,000	5.00%, 06/15/26 (c)	274,342
125,000	5.00%, 06/15/26	149,669
Principal Amount		Value

Rhode Island: (continued)
	Rhode Island Health and Educational Building Corp., Series A (RB)
$1,000,000	4.00%, 05/15/26 (c)	$1,104,820
385,000	5.00%, 05/15/25 (c)	448,810
110,000	5.00%, 05/15/26 (c)	130,222
345,000	State of Rhode Island and Providence Plantations, Series A (GO) 3.00%, 04/01/28 (c)	350,596
250,000	State of Rhode Island and Providence Plantations, Series B (GO) 5.00%, 08/01/27 (c)	303,245
	State of Rhode Island and Providence Plantations, Series D (GO)
180,000	5.00%, 08/01/24 (c)	208,145
250,000	5.00%, 08/01/24 (c)	290,040
		4,043,172
South Carolina: 0.6%
	Charleston Educational Excellence Finance Corp. (RB)
150,000	5.00%, 12/01/24 (c)	172,941
25,000	5.00%, 12/01/24 (c)	29,146
	Greenwood Fifty Schools Facilities, Inc., Greenwood School District No. 50 (RB)
100,000	3.00%, 06/01/26 (c)	101,422
135,000	3.13%, 06/01/26 (c)	137,341
175,000	3.25%, 06/01/26 (c)	178,794
250,000	5.00%, 06/01/26 (c)	296,385
480,000	Kershaw County Public School District (RB) 3.38%, 12/01/25 (c)	496,819
	Lancaster County School District (GO)
325,000	3.25%, 03/01/27 (c)	333,707
1,000,000	4.00%, 03/01/27 (c)	1,146,540
100,000	Lexington County Health Services District, Inc. (RB) (AGM) 5.00%, 11/01/27 (c)	117,689
100,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 3.50%, 06/01/25 (c)	104,214
	South Carolina Public Service Authority, Series A (RB)
140,000	3.13%, 06/01/26 (c)	140,585
235,000	5.00%, 06/01/25 (c)	271,676
200,000	5.00%, 06/01/26 (c)	234,256
1,145,000	5.00%, 06/01/26 (c)	1,321,444
205,000	5.00%, 06/01/26 (c)	238,815
185,000	5.00%, 06/01/26 (c)	214,354
	South Carolina Public Service Authority, Series C (RB)
1,560,000	5.00%, 12/01/24 (c)	1,758,713
110,000	5.00%, 12/01/24 (c)	125,106
390,000	5.00%, 12/01/24 (c)	447,303
1,000,000	South Carolina State, Clemson University, Series A (GO) (SAW) 4.00%, 10/01/27 (c)	1,129,690

See Notes to Financial Statements

48

Principal Amount		Value

South Carolina: (continued)
$655,000	South Carolina Transportation Infrastructure Bank, Series A (RB) 2.25%, 10/01/25 (c)	$593,109
	York County, South Carolina Fort Mill School District No. 4, Series B (GO)
500,000	3.00%, 03/01/27 (c)	501,230
325,000	3.00%, 03/01/27 (c)	327,724
		10,419,003
South Dakota: 0.0%
	South Dakota Health and Educational Facilities Authority (RB)
100,000	5.00%, 09/01/27 (c)	117,542
255,000	5.00%, 09/01/27 (c)	302,333
		419,875
Tennessee: 0.9%
725,000	City of Chattanooga, Electric System, Series A (RB) 5.00%, 09/01/25	867,528
	Knox County Health Educational and Housing Facility Board (RB)
700,000	5.00%, 04/01/27 (c)	787,150
490,000	5.00%, 04/01/27 (c)	554,170
150,000	Memphis-Shelby County Industrial Development Board (RB) 5.00%, 11/01/26 (c)	178,085
	Metropolitan Government of Nashville and Davidson County (GO)
915,000	2.50%, 07/01/26 (c)	929,082
580,000	4.00%, 07/01/26 (c)	642,872
545,000	4.00%, 07/01/26 (c)	606,454
335,000	4.00%, 07/01/27	387,816
590,000	4.00%, 07/01/27 (c)	680,187
1,205,000	4.00%, 07/01/27 (c)	1,343,912
915,000	4.75%, 07/01/26	1,096,097
100,000	5.00%, 01/01/26	120,418
25,000	5.00%, 07/01/26 (c)	29,694
235,000	5.00%, 07/01/26 (c)	280,198
400,000	Metropolitan Government of Nashville and Davidson County, Series C (GO) 5.00%, 07/01/25 (c)	473,988
	Metropolitan Government of Nashville and Davidson County, Vanderbilt University Center, Series A (RB)
130,000	5.00%, 07/01/26 (c)	147,830
600,000	5.00%, 07/01/26 (c)	694,338
200,000	Shelby County Health Educational and Housing Facilities Board (RB) 5.00%, 05/01/27 (c)	241,290
	State of Tennessee, Series A (GO)
1,000,000	5.00%, 08/01/26 (c)	1,217,170
780,000	5.00%, 08/01/26	954,876
15,000	State of Tennessee, Series B (GO) 5.00%, 09/01/24 (c)	17,553
495,000	Tennessee Housing Development Agency (RB) 3.50%, 07/01/27 (c)	517,755
Principal Amount		Value

Tennessee: (continued)
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series A (RB)
$160,000	5.00%, 11/01/27 (c)	$194,755
395,000	5.00%, 11/01/27 (c)	477,871
265,000	5.00%, 11/01/27	331,701
750,000	5.00%, 11/01/27 (c)	927,637
	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB)
20,000	5.00%, 11/01/25 (c)	23,900
40,000	5.00%, 11/01/25	48,072
		14,772,399
Texas: 9.3%
250,000	Alamo Community College District (GO) 5.00%, 08/15/26	303,990
	Aldine Independent School District, Series A (GO)
1,030,000	4.00%, 02/15/27 (c)	1,132,712
675,000	4.00%, 02/15/27 (c)	739,584
140,000	5.00%, 02/15/25 (c)	164,230
700,000	5.00%, 02/15/27 (c)	852,586
1,000,000	5.00%, 02/15/27 (c)	1,221,010
	Allen Independent School District (GO)
185,000	4.00%, 02/15/26 (c)	201,583
135,000	5.00%, 02/15/26	162,136
400,000	5.00%, 02/15/26 (c)	470,696
1,000,000	Alvin Independent School District (GO) 4.00%, 02/15/28 (c)	1,107,430
500,000	Alvin Independent School District, Series A (GO) 5.00%, 02/15/26 (c)	589,245
425,000	Arlington Independent School District (GO) 5.00%, 02/15/23 (c)	475,545
	Austin Convention Enterprises, Inc., Series A (RB)
145,000	5.00%, 01/01/27 (c)	168,597
760,000	5.00%, 01/01/27 (c)	889,428
375,000	5.00%, 01/01/27 (c)	444,600
	Austin Convention Enterprises, Inc., Series B (RB)
500,000	5.00%, 01/01/27 (c)	556,765
500,000	5.00%, 01/01/27 (c)	562,890
500,000	Austin Independent School District (GO) 4.00%, 08/01/26 (c)	551,235
500,000	Austin Independent School District, Series B (GO) 5.00%, 08/01/26 (c)	603,675
100,000	Austin Independent School District, Series C (GO) 5.00%, 08/01/26 (c)	119,483
315,000	Beaumont Independent School District (GO) 3.00%, 02/15/26 (c)	325,805

See Notes to Financial Statements

49

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
	Bexar County Hospital District (GO)
$250,000	3.00%, 02/15/26 (c)	$255,780
115,000	4.00%, 02/15/26 (c)	125,079
180,000	5.00%, 02/15/26	216,056
1,000,000	5.00%, 02/15/26 (c)	1,179,870
250,000	Birdville Independent School District, Series B (GO) 5.00%, 02/15/25 (c)	292,003
535,000	Board of Regents of Texas A&M University System, Series A (RB) 5.50%, 07/01/25 (c)	647,757
1,175,000	Board of Regents of Texas A&M University System, Series C (RB) 5.00%, 05/15/25	1,395,066
250,000	Board of Regents of the University of North Texas, Series A (RB) 5.00%, 04/15/27	305,843
	Board of Regents of the University of Texas System, Series A (RB)
930,000	5.00%, 03/15/25 (c)	1,087,412
525,000	5.00%, 07/01/25 (c)	614,098
	Board of Regents of the University of Texas System, Series B (RB)
100,000	5.00%, 08/15/24 (c)	114,709
125,000	5.00%, 07/01/26 (c)	151,439
180,000	Board of Regents of the University of Texas System, Series D (RB) 5.00%, 08/15/25	214,931
520,000	Board of Regents of the University of Texas System, Series E (RB) 5.00%, 08/15/27	646,552
	Board of Regents of the University of Texas System, Series J (RB)
120,000	5.00%, 08/15/25	143,287
25,000	5.00%, 08/15/26 (c)	30,341
30,000	Board of Regents of University of Texas System, Permanent University Fund Bonds, Series B (RB) 5.00%, 07/01/25	35,723
270,000	Board of Regents of University of Texas System, Series E (RB) 5.00%, 08/15/26	329,546
330,000	Burleson Independent School District (GO) 3.50%, 02/01/26 (c)	343,804
	Central Texas Regional Mobility Authority, Senior Lien (RB)
250,000	5.00%, 01/01/26 (c)	287,733
625,000	5.00%, 01/01/26 (c)	723,837
60,000	5.00%, 01/01/26 (c)	70,257
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
100,000	5.00%, 07/01/25 (c)	113,266
400,000	5.00%, 07/01/25 (c)	459,348
30,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	33,799
150,000	City of Arlington, Senior Lien Special Tax (AGM) (ST) 5.00%, 02/15/25 (c)	173,909
Principal Amount		Value

Texas: (continued)
$15,000	City of Austin (GO) 5.00%, 09/01/25 (c)	$17,959
35,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/25	41,932
	City of Austin, Water and Wastewater System (RB)
650,000	5.00%, 05/15/24 (c)	741,552
130,000	5.00%, 05/15/24 (c)	148,591
1,050,000	5.00%, 05/15/24 (c)	1,204,392
1,025,000	5.00%, 05/15/24 (c)	1,171,483
995,000	5.00%, 11/15/26 (c)	1,183,164
360,000	5.00%, 11/15/26 (c)	429,080
	City of Dallas (GO)
500,000	5.00%, 02/15/24 (c)	564,515
1,040,000	5.00%, 02/15/24 (c)	1,184,487
420,000	5.00%, 02/15/25 (c)	478,330
840,000	5.00%, 02/15/25 (c)	969,251
500,000	5.00%, 02/15/27 (c)	609,700
	City of Dallas, Waterworks and Sewer System, Series A (RB)
1,080,000	5.00%, 10/01/25 (c)	1,279,627
540,000	5.00%, 10/01/25 (c)	641,968
600,000	5.00%, 10/01/26 (c)	719,598
555,000	5.00%, 10/01/26 (c)	668,214
965,000	City of Denton, Utility System (RB) 5.00%, 12/01/26 (c)	1,144,355
100,000	City of El Paso (GO) 4.00%, 08/15/26 (c)	108,339
455,000	City of El Paso, Water and Sewer Revenue (RB) 5.00%, 03/01/24 (c)	521,689
130,000	City of Fort Worth (GO) 5.00%, 03/01/26	156,189
545,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/25 (c)	636,702
	City of Houston, Combined Utility System, First Lien, Series B (RB)
1,025,000	5.00%, 11/15/24 (c)	1,193,213
180,000	5.00%, 11/15/26 (c)	212,321
200,000	5.00%, 11/15/26 (c)	240,472
540,000	5.00%, 11/15/26	658,411
250,000	5.00%, 11/15/27	310,015
	City of Houston, Combined Utility System, First Lien, Series C (RB)
780,000	5.00%, 05/15/24 (c)	895,908
250,000	5.00%, 05/15/24 (c)	289,103
35,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/24 (c)	40,965
	City of Houston, Series A (GO)
650,000	5.00%, 03/01/24 (c)	737,217
1,000,000	5.00%, 03/01/24 (c)	1,137,140
535,000	5.00%, 03/01/26 (c)	623,259
180,000	5.00%, 03/01/26 (c)	211,064
515,000	5.00%, 03/01/26 (c)	607,350
520,000	5.00%, 03/01/27 (c)	617,802
500,000	5.00%, 03/01/27 (c)	596,270

See Notes to Financial Statements

50

Principal Amount		Value

Texas: (continued)
$60,000	City of Lubbock (GO) 5.00%, 02/15/25 (c)	$70,206
	City of San Antonio, Electric and Gas Systems (RB)
500,000	4.00%, 08/01/26 (c)	544,900
30,000	5.00%, 02/01/26	36,043
100,000	5.00%, 02/01/26 (c)	117,389
110,000	5.00%, 08/01/26 (c)	130,837
1,030,000	5.00%, 08/01/26 (c)	1,249,050
125,000	5.00%, 08/01/26 (c)	150,528
1,000,000	5.00%, 08/01/27 (c)	1,201,260
	City of San Antonio, General Improvement (GO)
1,070,000	5.00%, 02/01/24 (c)	1,225,942
1,030,000	5.00%, 02/01/24 (c)	1,183,655
510,000	City of San Antonio, Water System, Series A (RB) 5.00%, 05/15/26 (c)	600,958
	Collin County Community College District (GO)
500,000	3.25%, 08/15/27 (c)	512,065
925,000	4.00%, 08/15/27 (c)	1,037,970
1,015,000	5.00%, 08/15/27 (c)	1,249,526
	Conroe Independent School District (GO)
35,000	5.00%, 02/15/25 (c)	40,651
665,000	5.00%, 02/15/27 (c)	800,301
	County of Bexar (GO)
150,000	4.00%, 06/15/25 (c)	161,964
500,000	4.00%, 06/15/25 (c)	541,445
1,000,000	5.00%, 06/15/26 (c)	1,179,300
250,000	County of Dallas (GO) 5.00%, 08/15/26 (c)	302,648
615,000	County of Denton (GO) 4.00%, 07/15/25 (c)	676,783
	County of Fort Bend, Series B (GO)
500,000	4.00%, 03/01/26 (c)	552,050
20,000	5.00%, 03/01/26 (c)	23,853
	County of Harris, Toll Road, Senior Lien, Series A (RB)
375,000	5.00%, 08/15/25	446,295
145,000	5.00%, 08/15/26 (c)	171,786
670,000	5.00%, 08/15/26 (c)	791,873
660,000	5.00%, 08/15/26 (c)	777,942
685,000	5.00%, 08/15/26 (c)	816,397
115,000	5.00%, 08/15/26	139,661
195,000	5.00%, 08/15/26 (c)	236,360
190,000	5.00%, 08/15/26 (c)	228,165
	County of Harris, Toll Road, Senior Lien, Series B (RB)
160,000	5.00%, 08/15/25 (c)	185,554
335,000	5.00%, 08/15/25 (c)	388,007
190,000	5.00%, 08/15/25 (c)	224,143
600,000	5.00%, 08/15/25 (c)	706,266
	County of Harris, Unlimited Tax Road, Series A (GO)
1,115,000	5.00%, 10/01/25 (c)	1,321,097
1,020,000	5.00%, 10/01/25 (c)	1,201,795
25,000	5.00%, 10/01/25	29,821
365,000	5.00%, 10/01/25 (c)	435,628
Principal Amount		Value

Texas: (continued)
	Cypress-Fairbanks Independent School District (GO)
$360,000	3.00%, 02/15/26 (c)	$370,757
590,000	5.00%, 02/15/25 (c)	687,539
125,000	5.00%, 02/15/26 (c)	148,539
710,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/24 (c)	813,184
835,000	Dallas Area Rapid Transit, Senior Lien (RB) 5.00%, 12/01/29 (c)	1,049,854
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
185,000	5.00%, 12/01/24 (c)	216,755
165,000	5.00%, 12/01/25 (c)	195,284
1,050,000	5.00%, 12/01/25 (c)	1,237,047
545,000	5.00%, 12/01/25 (c)	650,959
130,000	5.00%, 12/01/25 (c)	154,565
	Dallas County Utility and Reclamation District (GO)
650,000	5.00%, 02/15/26	772,895
340,000	5.00%, 02/15/28	418,142
	Dallas Independent School District, Series A (GO)
1,030,000	5.00%, 08/15/24 (c)	1,187,641
10,000	5.00%, 08/15/24 (c)	11,558
1,170,000	Denton Independent School District (GO) 5.00%, 02/15/25 (c)	1,373,919
	Eagle Mountain and Saginaw Independent School District (GO)
335,000	4.00%, 02/15/26 (c)	365,606
10,000	5.00%, 02/15/26 (c)	11,789
115,000	El Paso Independent School District (GO) 5.00%, 08/15/24 (c)	131,853
315,000	Forney Independent School District (GO) 5.00%, 08/15/25 (c)	364,909
635,000	Fort Bend Independent School District (GO) 4.00%, 08/15/27 (c)	715,099
	Fort Worth Independent School District (GO)
45,000	5.00%, 02/15/25 (c)	52,638
500,000	5.00%, 02/15/26 (c)	597,220
750,000	5.00%, 02/15/26	902,880
	Frisco Independent School District (GO)
500,000	4.00%, 02/15/27 (c)	551,405
1,000,000	4.00%, 02/15/27 (c)	1,110,160
	Garland Independent School District (GO)
165,000	4.00%, 02/15/25 (c)	180,528
120,000	5.00%, 02/15/25 (c)	140,987
100,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	122,524
250,000	Grapevine-Colleyville Independent School District (GO) 5.00%, 08/15/25 (c)	291,873

See Notes to Financial Statements

51

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
	Harris County Cultural Education Facilities Finance Corp. (RB)
$300,000	5.00%, 11/15/27 (c)	$364,413
195,000	5.00%, 11/15/27	237,188
500,000	Harris County Cultural Education Facilities Finance Corp., Series A (RB) 5.00%, 12/01/24 (c)	576,625
	Harris County Flood Control District, Series A (GO)
500,000	5.00%, 10/01/24 (c)	584,915
1,180,000	5.00%, 10/01/25 (c)	1,403,598
210,000	5.00%, 10/01/27 (c)	251,983
250,000	5.00%, 10/01/27 (c)	306,238
	Harris County, Cultural Education Facilities Finance Corp., Baylor College of Medicine (RB)
730,000	3.00%, 05/15/26 (c)	707,260
385,000	3.00%, 05/15/26 (c)	375,910
285,000	5.00%, 05/15/26 (c)	338,651
160,000	Harris County, Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Series A (RB) 5.00%, 12/01/24 (c)	185,709
1,455,000	Harris County, Cultural Education Facilities Finance Corp., Series A (RB) 5.00%, 12/01/24 (c)	1,649,242
150,000	Harris County, Cultural Education Facilities Finance Corp., Texas Children’s Hospital (RB) 5.00%, 10/01/25 (c)	177,329
	Harris County, Flood Control District, Series A (GO)
510,000	5.00%, 10/01/24 (c)	595,175
580,000	5.00%, 10/01/24 (c)	677,846
275,000	5.00%, 10/01/25 (c)	327,844
1,230,000	5.00%, 10/01/25 (c)	1,469,641
100,000	Harris County, Hospital District Senior Lien (RB) 4.00%, 02/15/26 (c)	105,451
	Harris County, Houston Sports Authority, Senior Lien, Series A (RB)
985,000	5.00%, 11/15/24 (c)	1,121,708
100,000	5.00%, 11/15/24 (c)	113,493
440,000	5.00%, 11/15/24 (c)	503,994
445,000	5.00%, 11/15/24 (c)	507,981
260,000	Harris County, Toll Road Senior Lien, Series A (RB) 5.00%, 02/15/28 (c)	313,719
	Hays Consolidated Independent School District (GO)
800,000	4.00%, 02/15/27 (c)	873,600
500,000	4.00%, 02/15/27 (c)	547,645
500,000	Houston Independent School District (GO) 5.00%, 07/15/28 (c)	610,795
Principal Amount		Value

Texas: (continued)
	Houston Independent School District, Limited Tax School House (GO)
$525,000	5.00%, 02/15/26	$632,016
1,000,000	5.00%, 02/15/27 (c)	1,190,460
750,000	5.00%, 02/15/27 (c)	907,980
900,000	5.00%, 02/15/27	1,103,697
	Houston Independent School District, Limited Tax School House, Series A (GO)
1,080,000	4.00%, 02/15/26 (c)	1,180,667
350,000	4.00%, 02/15/26 (c)	384,104
100,000	5.00%, 02/15/26 (c)	119,976
1,000,000	5.00%, 02/15/26 (c)	1,198,660
135,000	5.00%, 02/15/26 (c)	160,597
750,000	Houston, Public Improvement, Series A (GO) 5.00%, 03/01/24 (c)	854,707
100,000	Humble Independent School District, Series A (GO) 4.00%, 02/15/25 (c)	111,202
210,000	Humble Independent School District, Series C (GO) 4.00%, 02/15/26 (c)	228,753
	Katy Independent School District, Fort Bend, Harris and Waller Counties, Series A (GO)
315,000	4.00%, 02/15/25 (c)	341,221
280,000	5.00%, 02/15/25 (c)	328,796
100,000	Lamar Consolidated Indecent School District, Unlimited Tax, Series A (GO) 5.00%, 02/15/25 (c)	117,307
400,000	Lewisville Independent School District, Series A (GO) 4.00%, 08/15/25 (c)	448,988
	Lewisville Independent School District, Series B (GO)
500,000	5.00%, 08/15/25 (c)	591,145
90,000	5.00%, 08/15/25 (c)	106,934
195,000	5.00%, 08/15/25	232,458
1,000,000	Lone Star College System (GO) 5.00%, 02/15/26 (c)	1,167,500
	Lower Colorado River Authority, LCRA Transmission Services Corp. Project (RB)
320,000	5.00%, 05/15/26 (c)	375,027
270,000	5.00%, 05/15/26 (c)	323,141
	Lower Colorado River Authority, Series B (RB)
370,000	5.00%, 05/15/25 (c)	428,245
380,000	5.00%, 05/15/25 (c)	441,233
105,000	5.00%, 05/15/25 (c)	123,219
500,000	Mansfield Independent School District (GO) 5.00%, 02/15/25 (c)	583,975
	Metropolitan Transit Authority of Harris County, Series A (RB)
150,000	5.00%, 11/01/25	179,658
75,000	5.00%, 11/01/26 (c)	91,098

See Notes to Financial Statements

52

Principal Amount		Value

Texas: (continued)
	Montgomery Independent School District (GO)
$500,000	4.00%, 02/15/25 (c)	$545,850
100,000	5.00%, 02/15/25 (c)	116,890
1,000,000	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series B (RB) 4.00%, 07/01/26 (c)	1,034,520
	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB)
250,000	4.00%, 08/15/27 (c)	271,275
250,000	5.00%, 08/15/27 (c)	299,775
	North Harris County Regional Water Authority (RB)
20,000	5.00%, 12/15/25	23,853
150,000	5.00%, 12/15/26 (c)	178,956
40,000	5.00%, 12/15/26 (c)	48,277
235,000	5.00%, 12/15/26 (c)	284,963
	North Texas Municipal Water District, Water System (RB)
150,000	3.00%, 09/01/25 (c)	154,578
530,000	5.00%, 09/01/25 (c)	626,168
30,000	5.00%, 09/01/25 (c)	35,287
700,000	5.00%, 09/01/26 (c)	820,358
30,000	5.00%, 09/01/26 (c)	35,635
400,000	5.00%, 09/01/26 (c)	477,648
	North Texas Tollway Authority, First Tier, Series A (RB)
500,000	5.00%, 01/01/26 (c)	581,535
295,000	5.00%, 01/01/26 (c)	348,017
425,000	5.00%, 01/01/26 (c)	499,354
575,000	5.00%, 01/01/26 (c)	672,934
640,000	5.00%, 01/01/26 (c)	757,805
460,000	5.00%, 01/01/26 (c)	542,671
620,000	5.00%, 01/01/26 (c)	728,469
100,000	North Texas Tollway Authority, First Tier, Series B (RB) 4.00%, 01/01/25 (c)	105,985
655,000	North Texas Tollway Authority, Second Tier, Series A (RB) 5.00%, 01/01/25 (c)	747,021
	North Texas Tollway Authority, Second Tier, Series B (RB) (AGM)
450,000	4.00%, 01/01/27 (c)	487,399
685,000	5.00%, 01/01/24 (c)	767,796
875,000	5.00%, 01/01/26 (c)	1,028,685
1,000,000	Northside Independent School District (GO) 5.00%, 08/15/27 (c)	1,203,770
	Northwest Independent School District (GO)
25,000	5.00%, 02/15/25 (c)	29,118
300,000	5.00%, 02/15/25 (c)	350,850
105,000	5.00%, 02/15/25 (c)	123,174
1,000,000	Northwest Independent School District, Series A (GO) 5.00%, 02/15/25 (c)	1,173,090
Principal Amount		Value

Texas: (continued)
	Permanent University Fund, Texas A&M University System, Series A (RB)
$250,000	5.25%, 07/01/25 (c)	$294,603
360,000	5.50%, 07/01/25	438,685
	Pharr-San Juan-Alamo Independent School District (GO)
100,000	3.25%, 02/01/25 (c)	102,365
775,000	4.00%, 02/01/25 (c)	846,672
100,000	Plano Independent School District (GO) 5.00%, 02/15/26 (c)	119,584
	San Antonio Water System, Junior Lien, Series A (RB)
400,000	5.00%, 05/15/26 (c)	474,052
650,000	5.00%, 05/15/26 (c)	774,221
500,000	5.00%, 05/15/28 (c)	605,565
200,000	San Antonio Water System, Junior Lien, Series B (RB) 5.00%, 05/15/25 (c)	229,028
	Socorro Independent School District, Series B (GO)
225,000	4.00%, 08/15/27 (c)	247,464
780,000	5.00%, 08/15/27 (c)	954,455
800,000	5.00%, 08/15/27 (c)	972,040
	Spring Independent School District (GO)
45,000	5.00%, 08/15/25 (c)	52,847
1,000,000	5.00%, 08/15/25 (c)	1,186,670
15,000	State of Texas, Finance Authority (GO) 5.00%, 10/01/26	18,295
	State of Texas, Transportation Commission, Highway Improvement (GO)
20,000	5.00%, 04/01/24 (c)	22,988
20,000	5.00%, 04/01/26 (c)	23,616
	State of Texas, Transportation Commission, Highway Improvement, Series A (GO)
1,000,000	5.00%, 04/01/26 (c)	1,184,580
500,000	5.00%, 04/01/26 (c)	595,715
	State of Texas, Transportation Commission, Mobility Fund (GO)
1,000,000	4.00%, 04/01/24 (c)	1,080,760
775,000	5.00%, 04/01/24 (c)	891,165
	State of Texas, Transportation Commission, Mobility Fund, Series A (GO)
180,000	5.00%, 10/01/24 (c)	207,547
150,000	5.00%, 10/01/25 (c)	178,925
1,035,000	5.00%, 10/01/25 (c)	1,230,439
150,000	5.00%, 10/01/27 (c)	180,623
	State of Texas, Transportation Commission, Mobility Fund, Series B (GO)
240,000	5.00%, 10/01/27 (c)	288,996
1,860,000	5.00%, 10/01/27 (c)	2,249,819
	Tarrant County Cultural Education Facilities Finance Corp., Baylor Scott and White Health Project, Series A (RB)
80,000	5.00%, 05/15/26 (c)	94,502
855,000	5.00%, 05/15/26 (c)	1,015,449

See Notes to Financial Statements

53

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
$315,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 5.00%, 02/15/26	$376,321
	Tarrant Regional Water Control and Improvement District (RB)
70,000	5.00%, 03/01/25 (c)	82,497
135,000	5.00%, 03/01/25 (c)	158,775
1,030,000	5.00%, 03/01/25 (c)	1,218,274
1,020,000	5.00%, 03/01/25 (c)	1,203,957
	Texas A&M University, Series D (RB)
10,000	4.00%, 05/15/26 (c)	11,259
190,000	5.00%, 05/15/26	230,639
	Texas A&M University, Series E (RB)
25,000	5.00%, 05/15/25	29,682
100,000	5.00%, 05/15/27 (c)	122,356
495,000	Texas Public Finance Authority (GO) 5.00%, 10/01/26 (c)	602,984
130,000	Texas Public Finance Authority, Series A (GO) 5.00%, 10/01/26	158,556
	Texas State University System, Board of Regents, Series A (RB)
150,000	5.00%, 03/15/25 (c)	175,844
10,000	5.00%, 03/15/26	12,060
1,000,000	5.00%, 03/15/27 (c)	1,217,970
125,000	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24 (c)	142,075
1,115,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/26	1,359,921
245,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 10/01/25	293,062
	Texas Water Development Board (RB)
125,000	5.00%, 04/15/26	151,201
600,000	5.00%, 10/15/26 (c)	726,354
1,000,000	5.00%, 08/01/27 (c)	1,219,490
	Texas Water Development Board, Series A (RB)
20,000	4.00%, 10/15/25 (c)	22,011
400,000	4.00%, 10/15/27 (c)	445,872
180,000	4.00%, 04/15/28 (c)	199,093
600,000	4.00%, 04/15/28 (c)	670,398
125,000	5.00%, 10/15/25 (c)	146,635
1,060,000	5.00%, 10/15/25 (c)	1,268,332
165,000	5.00%, 10/15/25 (c)	197,429
250,000	5.00%, 10/15/27 (c)	306,680
200,000	5.00%, 10/15/27 (c)	243,216
	Texas Water Development Board, Series B (RB)
1,000,000	4.00%, 10/15/28 (c)	1,119,370
1,000,000	5.00%, 10/15/28 (c)	1,231,710
Principal Amount		Value

Texas: (continued)
	Trinity River Authority, Regional Wastewater System (RB)
$100,000	5.00%, 08/01/25	$119,171
170,000	5.00%, 08/01/26	206,564
285,000	5.00%, 08/01/27 (c)	342,074
595,000	5.00%, 08/01/27 (c)	722,580
	University of North Texas, Series A (RB)
140,000	5.00%, 04/15/27 (c)	165,969
75,000	5.00%, 04/15/27 (c)	90,608
145,000	5.00%, 04/15/27 (c)	176,149
155,000	University of Texas, Series B (RB) 5.00%, 08/15/26	189,184
	Via Metropolitan Transit Authority, Sales Tax (RB)
275,000	5.00%, 01/15/27 (c)	329,211
115,000	5.00%, 01/15/27 (c)	138,535
	Ysleta Independent School District (GO)
125,000	5.00%, 08/15/24 (c)	144,131
200,000	5.00%, 08/15/24 (c)	231,480
		159,888,292
Utah: 0.3%
395,000	Central Utah Water Conservancy District (RB) 4.00%, 10/01/27 (c)	437,553
1,140,000	State of Utah (GO) 5.00%, 01/01/27 (c)	1,403,215
365,000	University of Utah, Series A (RB) 5.00%, 08/01/27 (c)	442,738
1,000,000	University of Utah, Series B-1 (RB) 5.00%, 08/01/26	1,218,110
	Utah Transit Authority, Subordinated Sales Tax (RB)
130,000	0.00%, 06/15/26 (c) ^	84,130
935,000	3.00%, 06/15/26 (c)	973,232
600,000	4.00%, 06/15/26 (c)	664,878
	Utah Transit Authority, Subordinated Sales Tax, Series A (RB)
255,000	5.00%, 06/15/25 (c)	297,741
100,000	5.00%, 06/15/25 (c)	116,959
		5,638,556
Vermont: 0.1%
1,100,000	Vermont Educational and Health Buildings Financing Agency, Series A (RB) 5.00%, 06/01/26 (c)	1,279,069
Virginia: 2.1%
650,000	Arlington County, Series B (GO) 5.00%, 08/15/26 (c)	794,800
	City of Richmond, Public Utility Revenue, Series A (RB)
1,520,000	5.00%, 01/15/26 (c)	1,808,906
20,000	5.00%, 01/15/26	24,188
	Commonwealth of Virginia, Series B (GO) (SAW)
500,000	5.00%, 06/01/25 (c)	592,665
1,000,000	5.00%, 06/01/25 (c)	1,191,050

See Notes to Financial Statements

54

Principal Amount		Value

Virginia: (continued)
$1,000,000	County of Arlington (GO) 5.00%, 08/15/27 (c)	$1,230,400
	County of Fairfax, Public Improvement, Series A (GO) (SAW)
15,000	5.00%, 10/01/24 (c)	17,573
1,000,000	5.00%, 10/01/25	1,204,250
750,000	5.00%, 04/01/28 (c)	933,952
1,755,000	5.00%, 04/01/29 (c)	2,209,843
15,000	County of Fairfax, Public Improvement, Series B (GO) (SAW) 5.00%, 04/01/25 (c)	17,960
25,000	County of Henrico, Water and Sewer Revenue (RB) 5.00%, 05/01/25	29,813
485,000	Fairfax County Economic Development Authority, Series A (RB) 5.00%, 10/01/24 (c)	561,116
	Fairfax County Industrial Development Authority (RB)
165,000	5.00%, 05/15/26	199,926
155,000	5.00%, 05/15/26 (c)	184,028
550,000	Fairfax County Water Authority (RB) 4.00%, 04/01/27 (c)	635,118
260,000	Hampton Roads Sanitation District, Series A (RB) 5.00%, 08/01/26 (c)	312,010
	Upper Occoquan Sewage Authority (RB)
200,000	5.00%, 07/01/25 (c)	236,994
830,000	5.00%, 07/01/25 (c)	985,127
100,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 3.00%, 02/01/27 (c)	102,145
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB)
100,000	5.00%, 02/01/26	120,638
100,000	5.00%, 02/01/27	123,037
1,000,000	5.00%, 02/01/28 (c)	1,229,560
1,000,000	5.00%, 02/01/28 (c)	1,237,470
120,000	5.00%, 02/01/28 (c)	149,488
	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB)
750,000	3.00%, 09/01/27 (c)	755,790
1,025,000	5.00%, 09/01/26 (c)	1,248,952
1,000,000	5.00%, 09/01/26 (c)	1,213,620
	Virginia Commonwealth Transportation Board (RB)
250,000	4.00%, 05/15/24 (c)	269,915
15,000	5.00%, 05/15/24 (c)	17,307
1,000,000	5.00%, 05/15/24 (c)	1,155,360
1,000,000	5.00%, 05/15/26	1,216,840
510,000	5.00%, 09/15/26 (c)	623,006
20,000	5.00%, 09/15/26 (c)	24,316
Principal Amount		Value

Virginia: (continued)
	Virginia Commonwealth Transportation Board, Series A (RB)
$180,000	4.00%, 11/15/27 (c)	$197,973
120,000	5.00%, 11/15/27 (c)	147,012
1,000,000	5.00%, 11/15/27 (c)	1,220,700
	Virginia Public Building Authority, Series A (RB)
125,000	3.00%, 08/01/24 (c)	130,073
475,000	3.00%, 08/01/24 (c)	495,140
695,000	3.00%, 08/01/26 (c)	704,758
400,000	3.00%, 08/01/28 (c)	403,932
1,050,000	3.13%, 08/01/28 (c)	1,063,776
250,000	4.00%, 08/01/27 (c)	281,440
100,000	5.00%, 08/01/25	119,367
610,000	5.00%, 08/01/25	728,139
485,000	5.00%, 08/01/26	591,152
700,000	5.00%, 08/01/28 (c)	868,749
	Virginia Public Building Authority, Series B (RB)
25,000	5.00%, 08/01/25	29,842
15,000	5.00%, 08/01/26	18,283
400,000	Virginia Public Building Authority, Series C (RB) 4.00%, 08/01/24 (c)	445,416
	Virginia Public School Authority (RB) (SAW)
750,000	5.00%, 08/01/26 (c)	913,447
30,000	5.00%, 08/01/26 (c)	36,365
30,000	5.00%, 08/01/26	36,726
575,000	5.00%, 08/01/26 (c)	701,235
775,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/25 (c)	919,034
1,000,000	Virginia Public School Authority, Series B (RB) (SAW) 4.00%, 08/01/24 (c)	1,113,000
1,040,000	Virginia Resources Authority, Series C (RB) 4.00%, 11/01/26 (c)	1,142,232
750,000	Virginia Small Business Financing Authority, Hampton University (RB) 5.25%, 10/01/24 (c)	868,515
		35,833,469
Washington: 4.0%
600,000	Auburn School District No. 408 of King and Pierce Counties (GO) (SBG) 4.00%, 06/01/26 (c)	652,662
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
795,000	5.00%, 11/01/25 (c)	932,320
815,000	5.00%, 11/01/25 (c)	949,100
590,000	5.00%, 11/01/25 (c)	694,583
15,000	5.00%, 11/01/25	18,027
110,000	5.00%, 11/01/25 (c)	130,158
	City of Seattle, Drainage and Wastewater System (RB)
525,000	4.00%, 04/01/26 (c)	572,864
500,000	4.00%, 07/01/27 (c)	548,930

See Notes to Financial Statements

55

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Washington: (continued)
$915,000	City of Seattle, Municipal Light and Power Revenue, Series A (RB) 4.00%, 01/01/28 (c)	$1,006,491
135,000	City of Seattle, Municipal Light and Power Revenue, Series B (RB) 5.00%, 04/01/26 (c)	162,036
125,000	City of Seattle, Series A (GO) 5.00%, 06/01/25	148,881
	City of Seattle, Water System Improvement (RB)
115,000	4.00%, 02/01/27 (c)	127,713
100,000	5.00%, 05/01/25	118,624
1,000,000	5.00%, 05/01/25 (c)	1,172,850
20,000	5.00%, 08/01/26	24,377
500,000	5.00%, 02/01/27 (c)	605,205
15,000	City of Spokane, Water and Wastewater Revenue (RB) 5.00%, 12/01/24 (c)	17,574
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
195,000	5.00%, 07/01/20 (c)	202,256
900,000	5.00%, 07/01/24 (c)	1,028,421
185,000	5.00%, 07/01/26 (c)	223,458
915,000	5.00%, 07/01/27 (c)	1,122,394
1,330,000	5.00%, 07/01/27 (c)	1,601,998
125,000	5.00%, 07/01/28 (c)	153,890
	Energy Northwest, Colombia Generating Station Electric, Series C (RB)
715,000	5.00%, 07/01/25 (c)	834,212
1,000,000	5.00%, 07/01/28 (c)	1,227,100
	Energy Northwest, Project 1 Electric, Series A (RB)
430,000	5.00%, 07/01/22 (c)	472,213
1,760,000	5.00%, 07/01/25	2,093,467
340,000	5.00%, 07/01/25 (c)	403,301
475,000	5.00%, 07/01/27 (c)	586,098
	Energy Northwest, Project 1 Electric, Series C (RB)
1,145,000	5.00%, 07/01/24 (c)	1,324,559
675,000	5.00%, 07/01/24 (c)	783,094
	Energy Northwest, Project 3 Electric, Series A (RB)
105,000	5.00%, 07/01/25	124,894
130,000	5.00%, 07/01/25 (c)	154,639
1,125,000	5.00%, 07/01/26	1,367,336
130,000	5.00%, 07/01/26 (c)	157,594
1,000,000	FYI Properties (RB) 5.00%, 06/01/27	1,226,920
	Grant and Douglas Counties School District No. 144-101 (GO) (SBG)
125,000	4.00%, 06/01/26 (c)	135,104
520,000	4.00%, 06/01/26 (c)	575,208
1,000,000	King County School District No. 210 (GO) (SBG) 4.00%, 12/01/27 (c)	1,106,800
	King County School District No. 401 (GO) (SBG)
935,000	3.13%, 12/01/26 (c)	958,272
900,000	5.00%, 12/01/26 (c)	1,078,020
Principal Amount		Value

Washington: (continued)
	King County School District No. 405 (GO) (SBG)
$515,000	5.00%, 12/01/26 (c)	$624,448
360,000	5.00%, 12/01/26	441,292
580,000	King County School District No. 411 (GO) (SBG) 4.00%, 06/01/26 (c)	638,400
1,075,000	King County School District No. 414 (GO) (SBG) 5.00%, 06/01/27 (c)	1,301,782
840,000	King County, Washington Limited Tax (GO) 4.00%, 07/01/27 (c)	952,308
570,000	King County, Washington Limited Tax, Series A (GO) 5.00%, 01/01/25 (c)	666,472
	King County, Washington Limited Tax, Series E (GO)
460,000	4.00%, 12/01/25 (c)	500,664
500,000	5.00%, 12/01/25 (c)	599,250
445,000	King County, Washington Sewer Revenue, Series B (RB) 5.00%, 07/01/24 (c)	514,068
	Kitsap County School District No. 401 (GO) (SBG)
250,000	4.00%, 06/01/26 (c)	272,618
15,000	4.00%, 06/01/26 (c)	16,878
945,000	Klickitat County Public Utility District No. 1 (RB) 5.00%, 06/01/25 (c)	1,078,132
	Pierce County School District No. 10 (GO) (SBG)
640,000	5.00%, 12/01/24 (c)	733,818
25,000	5.00%, 12/01/25 (c)	29,279
175,000	Pierce County School District No. 416 (GO) (SBG) 4.00%, 06/01/26 (c)	192,621
	Port of Seattle, Intermediate Lien (RB)
30,000	5.00%, 02/01/26 (c)	35,232
130,000	5.00%, 02/01/26 (c)	153,898
395,000	Port of Seattle, Intermediate Lien, Series B (RB) 5.00%, 09/01/24 (c)	455,771
500,000	Port of Tacoma, Series A (GO) 5.00%, 12/01/26 (c)	604,305
500,000	Puyallup School District No. 3 (GO) (SBG) 5.00%, 06/01/27 (c)	597,685
1,015,000	Snohomish County School District No. 201 (GO) (SBG) 5.00%, 12/01/25 (c)	1,210,306
125,000	State of Washington, Motor Vehicle Fuel Tax, Series C (GO) 5.00%, 01/01/26 (c)	146,659
1,105,000	State of Washington, Motor Vehicle Fuel Tax, Series R-A (GO) 5.00%, 08/01/26 (c)	1,315,613

See Notes to Financial Statements

56

Principal Amount		Value

Washington: (continued)
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
$415,000	5.00%, 07/01/24 (c)	$481,902
135,000	5.00%, 08/01/26 (c)	161,503
1,035,000	5.00%, 08/01/26 (c)	1,246,813
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-C (GO) 5.00%, 01/01/26 (c)	1,170,340
1,000,000	State of Washington, Motor Vehicle Fuel Tax, Series R-D (GO) 5.00%, 01/01/25 (c)	1,156,300
10,000	State of Washington, Motor Vehicle Fuel Tax, Series R-F (GO) 5.00%, 01/01/25 (c)	11,749
545,000	State of Washington, Motor Vehicle Fuel Tax, Series R-H (GO) 5.00%, 01/01/25 (c)	630,183
	State of Washington, Series A (GO)
115,000	5.00%, 08/01/26 (c)	135,686
955,000	5.00%, 08/01/26 (c)	1,130,539
150,000	State of Washington, Series B (GO) 5.00%, 01/01/26 (c)	177,311
	State of Washington, Series C (GO)
175,000	5.00%, 02/01/25 (c)	205,646
960,000	5.00%, 02/01/25 (c)	1,098,710
500,000	5.00%, 02/01/26 (c)	597,260
100,000	5.00%, 08/01/27	124,163
1,000,000	5.00%, 08/01/27 (c)	1,206,380
170,000	5.00%, 02/01/28 (c)	209,450
	State of Washington, Series D (GO)
250,000	5.00%, 08/01/25	298,580
110,000	5.00%, 02/01/27	135,341
1,000,000	5.00%, 08/01/27 (c)	1,210,460
	State of Washington, Various Purpose, Series A (GO)
1,000,000	5.00%, 08/01/26 (c)	1,204,650
245,000	5.00%, 08/01/26 (c)	293,098
915,000	5.00%, 08/01/26 (c)	1,089,399
200,000	5.00%, 08/01/26 (c)	239,264
500,000	5.00%, 08/01/27 (c)	603,190
500,000	5.00%, 08/01/27 (c)	598,735
	State of Washington, Various Purpose, Series A-1 (GO)
385,000	5.00%, 08/01/24 (c)	444,178
1,010,000	5.00%, 08/01/25 (c)	1,174,549
20,000	State of Washington, Various Purpose, Series C (GO) 5.00%, 02/01/26 (c)	23,997
	State of Washington, Various Purpose, Series R-A (GO)
1,190,000	4.00%, 07/01/24 (c)	1,322,673
25,000	5.00%, 08/01/26 (c)	29,595
	State of Washington, Various Purpose, Series R-B (GO)
20,000	5.00%, 01/01/26 (c)	23,465
1,060,000	5.00%, 01/01/26 (c)	1,247,217
105,000	5.00%, 01/01/26 (c)	125,542
145,000	5.00%, 08/01/26 (c)	175,612
Principal Amount		Value

Washington: (continued)
	State of Washington, Various Purpose, Series R-C (GO)
$360,000	5.00%, 01/01/25 (c)	$419,987
1,410,000	5.00%, 01/01/25 (c)	1,651,448
	State of Washington, Various Purpose, Series R-E (GO)
630,000	5.00%, 01/01/25 (c)	725,558
250,000	5.00%, 01/01/25 (c)	286,590
1,000,000	5.00%, 01/01/25 (c)	1,174,900
550,000	5.00%, 01/01/25 (c)	638,913
220,000	Tacoma School District No. 10 (GO) (SBG) 5.00%, 12/01/25 (c)	259,354
	Washington Health Care Facilities Authority, Providence St. Joseph Health, Series B (RB) (ACA)
195,000	5.00%, 10/01/25	231,303
225,000	5.00%, 10/01/28 (c)	269,303
250,000	5.00%, 10/01/28 (c)	305,348
1,000,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 5.00%, 08/15/27 (c)	1,125,440
	Washington State University (RB)
405,000	5.00%, 04/01/25 (c)	466,191
325,000	5.00%, 04/01/25 (c)	373,136
430,000	5.00%, 04/01/25 (c)	497,291
820,000	5.00%, 04/01/25 (c)	946,346
		69,259,730
West Virginia: 0.2%
270,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/27 (c)	328,517
	West Virginia Hospital Finance Authority, Series A (RB)
1,055,000	3.00%, 06/01/26 (c)	1,052,542
240,000	4.00%, 06/01/26 (c)	252,629
595,000	5.00%, 06/01/25	692,955
240,000	5.00%, 06/01/26 (c)	281,479
1,045,000	5.00%, 06/01/26	1,237,520
		3,845,642
Wisconsin: 1.6%
1,000,000	Central Brown County Water Authority, Series A (RB) 5.00%, 11/01/24 (c)	1,136,180
155,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/26	176,108
	City of Milwaukee, Series N4 (GO)
200,000	5.00%, 04/01/26	240,424
100,000	5.00%, 04/01/27	122,256
350,000	Middleton-Cross Plains Area School District, Series A (GO) 3.25%, 03/01/27 (c)	354,172
	Public Finance Authority, KU Campus Development Corp.- Central District Development Project (RB)
180,000	5.00%, 03/01/26 (c)	212,528
205,000	5.00%, 03/01/26 (c)	243,362

See Notes to Financial Statements

57

VANECK VECTORS AMT-FREE INTERMEDIATE MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Wisconsin: (continued)
$560,000	Public Finance Authority, Renown Regional Medical Center Project, Series A (RB) 5.00%, 06/01/25 (c)	$633,399
	State of Wisconsin, Environmental Improvement Fund, Series A (RB)
185,000	5.00%, 06/01/25 (c)	215,342
100,000	5.00%, 06/01/25 (c)	116,153
100,000	5.00%, 06/01/25	119,041
185,000	5.00%, 06/01/25 (c)	218,583
150,000	5.00%, 06/01/25 (c)	176,475
220,000	5.00%, 06/01/25 (c)	257,864
	State of Wisconsin, General Fund Annual Appropriation, Series B (RB)
10,000	5.00%, 05/01/26 (c)	11,840
20,000	5.00%, 05/01/26 (c)	23,803
	State of Wisconsin, Series 1 (GO)
15,000	5.00%, 05/01/25 (c)	17,756
535,000	5.00%, 05/01/25	635,307
460,000	5.00%, 05/01/27 (c)	556,292
250,000	5.00%, 05/01/27 (c)	305,580
405,000	5.00%, 05/01/27 (c)	500,341
	State of Wisconsin, Series 2 (GO)
510,000	5.00%, 05/01/26 (c)	618,171
150,000	5.00%, 05/01/26 (c)	180,530
635,000	5.00%, 11/01/26	778,688
315,000	5.00%, 11/01/26	386,278
500,000	5.00%, 05/01/27 (c)	617,705
	State of Wisconsin, Series 3 (GO)
145,000	5.00%, 11/01/22 (c)	160,363
385,000	5.00%, 11/01/22 (c)	427,866
500,000	5.00%, 05/01/27 (c)	602,755
450,000	5.00%, 05/01/27 (c)	544,198
	State of Wisconsin, Series 4 (GO)
40,000	5.00%, 11/01/24 (c)	46,660
1,575,000	5.00%, 11/01/24 (c)	1,840,828
700,000	5.00%, 11/01/24 (c)	820,946
	State of Wisconsin, Series A (GO)
100,000	4.00%, 05/01/26 (c)	109,496
250,000	5.00%, 05/01/25 (c)	291,988
1,170,000	5.00%, 05/01/25 (c)	1,355,843
1,010,000	5.00%, 05/01/25 (c)	1,165,590
210,000	State of Wisconsin, Series B (GO) 5.00%, 05/01/25 (c)	245,270
500,000	State of Wisconsin, Series D (GO) 4.00%, 05/01/24 (c)	547,740
500,000	Sun Prairie Area School District (GO) 4.00%, 03/01/25 (c)	545,790
	Wisconsin Department of Transportation, Series 1 (RB)
565,000	5.00%, 07/01/24 (c)	643,942
15,000	5.00%, 07/01/25 (c)	17,842
500,000	5.00%, 07/01/26	607,705
Principal Amount		Value

Wisconsin: (continued)
	Wisconsin Department of Transportation, Series 2 (RB)
$470,000	5.00%, 07/01/27 (c)	$568,977
115,000	5.00%, 07/01/27 (c)	140,463
	Wisconsin Department of Transportation, Series A (RB)
1,160,000	5.00%, 07/01/24 (c)	1,331,993
510,000	5.00%, 07/01/24 (c)	587,515
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
1,000,000	4.00%, 05/15/26 (c)	1,079,670
1,500,000	4.00%, 05/15/26 (c)	1,602,915
450,000	5.00%, 11/01/24 (c)	513,279
35,000	5.00%, 05/15/26 (c)	41,669
280,000	5.00%, 05/15/26 (c)	334,765
100,000	5.00%, 05/15/26 (c)	118,200
500,000	Wisconsin Health and Educational Facilities Authority, Children’s Hospital of Wisconsin, Inc. (RB) 4.00%, 08/15/27 (c)	545,715
125,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 5.00%, 04/01/27 (c)	145,961
155,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/24 (c)	179,377
1,000,000	Wisconsin Health and Educational Facilities Authority, ProHealth Care, Inc. Obligated Group (RB) 3.38%, 08/15/24 (c)	1,034,980
855,000	Wisconsin Health and Educational Facilities Authority, Series B (RB) 3.15%, 09/01/25 (c)	858,121
		27,912,600
Total Municipal Bonds (Cost: $1,655,784,572)		1,698,817,255

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $2,585,114)
2,585,114	Dreyfus Government Cash Management Fund – Institutional Shares	2,585,114
Total Investments: 98.9% (Cost: $1,658,369,686)		1,701,402,369
Other assets less liabilities: 1.1%		18,778,683
NET ASSETS: 100.0%		$1,720,181,052

See Notes to Financial Statements

58

Definitions:
ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	6.6%	$111,553,970
Health Care	6.9	117,442,953
Housing	1.1	18,921,112
Industrial Revenue	0.5	8,300,729
Leasing	7.1	121,089,223
Local	17.3	293,999,577
Power	5.2	88,716,566
Solid Waste/Resource Recovery	0.1	2,270,171
Special Tax	11.1	189,368,379
State	20.3	346,082,267
Tobacco	0.8	13,753,570
Transportation	12.8	217,470,147
Water & Sewer	10.0	169,848,591
Money Market Fund	0.2	2,585,114
	100.0%	$1,701,402,369

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$1,698,817,255	$—	$1,698,817,255
Money Market Fund	2,585,114	—	—	2,585,114
Total	$2,585,114	$1,698,817,255	$—	$1,701,402,369

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

59

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal Amount		Value

MUNICIPAL BONDS: 98.7%
Alabama: 1.4%
$250,000	Alabama Federal Aid Highway Finance Authority (RB) 5.00%, 09/01/27 (c)	$297,537
235,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 4.00%, 09/01/27 (c)	256,416
260,000	Infirmary Health System, Inc., Series A (RB) 4.00%, 02/01/26 (c)	264,607
85,000	Lower Alabama Gas District, Series A (RB) 5.00%, 09/01/46	109,311
210,000	Tuscaloosa City Board of Education (RB) 4.00%, 08/01/26 (c)	220,739
	UAB Medicine Finance Authority (RB)
110,000	4.00%, 09/01/26 (c)	116,807
280,000	4.00%, 03/01/27 (c)	293,586
220,000	5.00%, 09/01/26 (c)	250,853
260,000	Water Works Board of the City of Birmingham, Series B (RB) 5.00%, 01/01/27 (c)	298,540
		2,108,396
Alaska: 0.1%
215,000	Municipality Of Anchorage, Senior Lien, Series A (RB) 4.00%, 12/01/24 (c)	223,716
Arizona: 0.9%
225,000	Arizona Health Facilities Authority, Series A (RB) 5.00%, 01/01/24 (c)	246,375
215,000	City of Phoenix Civic Improvement Corp., Series D (RB) 4.00%, 07/01/27 (c)	229,482
350,000	Maricopa County Industrial Development Authority, Banner Health, Series A (RB) 4.00%, 01/01/27 (c)	371,854
270,000	Maricopa County Industrial Development Authority, Series A (RB) 5.00%, 01/01/27 (c)	313,764
220,000	Salt River Project Agricultural Improvement and Power District, Series A (RB) 5.00%, 06/01/25 (c)	251,260
		1,412,735
California: 16.6%
345,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series B (RB) 5.00%, 05/01/24 (c)	386,462
300,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series E (RB) 5.00%, 05/01/28 (c)	352,929
Principal Amount		Value

California: (continued)
$315,000	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB) (AGM) 4.00%, 10/01/26 (c)	$336,020
230,000	Anaheim Elementary School District (GO) 3.00%, 08/01/26 (c)	217,030
150,000	Anaheim Public Financing Authority (RB) 5.00%, 05/01/24 (c)	169,431
345,000	Antelope Valley Community College District (GO) 5.00%, 02/01/25 (c)	394,608
390,000	Bay Area Toll Authority, Series F-1 (RB) 5.00%, 04/01/24 (c)	428,041
220,000	Bay Area Toll Authority, Series S-6 (RB) 5.00%, 10/01/24 (c)	242,906
315,000	Beverly Hills Unified School District (GO) 0.00%, 08/01/26 (c) ^	144,163
250,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	282,470
160,000	California Educational Facilities Authority, Series U-6 (RB) 5.00%, 05/01/45	220,904
	California Health Facilities Financing Authority, Series A (RB)
350,000	4.00%, 03/01/26 (c)	366,184
230,000	4.00%, 11/15/27 (c)	241,288
310,000	5.00%, 10/01/24 (c)	348,297
250,000	5.00%, 11/15/25 (c)	284,610
	California Health Facilities Financing Authority, Series B (RB)
300,000	4.00%, 11/15/26 (c)	321,996
155,000	4.00%, 11/15/26 (c)	165,504
350,000	5.00%, 11/15/26 (c)	411,299
415,000	California Infrastructure and Economic Development Bank, Series A (RB) 4.00%, 11/01/23 (c)	431,309
160,000	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB) 4.00%, 07/01/27 (c)	166,450
200,000	California Municipal Finance Authority, Orange County Civic Center Infrastructure Improvement Program - Phase I, Series A (RB) 4.00%, 06/01/27 (c)	213,100
350,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	388,269
	California State University, Series A (RB)
305,000	3.13%, 05/01/26 (c)	307,596
250,000	4.00%, 05/01/26 (c)	264,733
	California Statewide Communities Development Authority (RB)
200,000	4.00%, 08/01/23 (c)	205,050
120,000	4.00%, 07/01/24 (c)	123,894

See Notes to Financial Statements

60

Principal Amount		Value

California: (continued)
$300,000	California Statewide Communities Development Authority, Adventist Health System/West, Series A (RB) 5.00%, 03/01/28 (c)	$348,033
155,000	California Statewide Communities Development Authority, Huntington Memorial Hospital, Series B (RB) 5.00%, 07/01/24 (c)	170,923
	California Statewide Communities Development Authority, John Muir Health, Series A (RB)
150,000	4.00%, 08/15/26 (c)	155,192
20,000	4.00%, 08/15/26 (c)	20,894
125,000	California Statewide Communities Development Authority, Los Angeles Jewish Home For The Aging, Series A (RB) 5.00%, 08/01/22 (c)	138,663
455,000	Centinela Valley Union High School District, Series B (GO) (AGM) 4.00%, 08/01/26 (c)	482,282
275,000	Cerritos Community College District, Series A (GO) 5.00%, 08/01/24 (c)	310,288
155,000	City of Los Angeles, Department of Airports, Series B (RB) 5.00%, 05/15/25 (c)	176,678
340,000	City of Los Angeles, Wastewater System, Series A (RB) 4.00%, 06/01/25 (c)	358,285
255,000	County of Santa Clara, Series C (GO) 3.00%, 08/01/27 (c)	256,910
195,000	Cupertino Union School District, Series C (GO) 4.00%, 08/01/26 (c)	210,345
300,000	Department of Veterans Affairs of the State of California, Home Purchase Program, Series B (RB) 3.38%, 06/01/26 (c)	301,221
290,000	East Bay Municipal Utility District, Water System, Series B (RB) 4.00%, 06/01/25 (c)	308,081
390,000	Eastern Municipal Water District, Water and Wastewater Revenue, Series A (RB) 5.00%, 07/01/26 (c)	453,149
170,000	Elk Grove Unified School District (CP) 3.13%, 02/01/26 (c)	165,320
130,000	Glendale Community College District, Series A (GO) 4.00%, 08/01/27 (c)	139,276
	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB)
475,000	5.00%, 06/01/25 (c)	534,042
125,000	5.00%, 06/01/25 (c)	141,028
185,000	Hayward Area Recreation and Park District, Series A (GO) 4.00%, 08/01/27 (c)	198,061
Principal Amount		Value

California: (continued)
$105,000	Imperial Irrigation District, Electric System, Series B-2 (RB) 5.00%, 11/01/26 (c)	$121,847
165,000	Imperial Irrigation District, Electric System, Series C (RB) 5.00%, 05/01/26 (c)	192,027
185,000	Kaweah Delta Health Care District, Series B (RB) 5.00%, 06/01/25 (c)	202,286
	Livermore Valley Joint Unified School District (GO)
215,000	3.00%, 08/01/26 (c)	202,506
250,000	4.00%, 08/01/26 (c)	266,785
100,000	Los Angeles Community College District, Series J (GO) 4.00%, 08/01/27 (c)	110,197
750,000	Los Angeles County Metropolitan Transportation Authority, Series A (RB) (AGM) 5.00%, 07/01/28 (c)	903,570
	Los Angeles Department of Water and Power, Series A (RB)
335,000	5.00%, 07/01/24 (c)	378,148
105,000	5.00%, 01/01/26 (c)	121,147
300,000	5.00%, 01/01/26 (c)	343,890
340,000	5.00%, 01/01/26 (c)	391,626
540,000	5.00%, 01/01/27 (c)	641,466
250,000	5.00%, 01/01/28 (c)	298,225
275,000	Los Angeles Department of Water and Power, Series C (RB) 5.00%, 07/01/27 (c)	324,376
	Los Angeles Unified School District, Series A (GO)
200,000	4.00%, 07/01/25 (c)	212,902
335,000	5.00%, 07/01/25 (c)	383,984
200,000	Marin Healthcare District, Series A (GO) 4.00%, 08/01/25 (c)	213,158
345,000	Metropolitan Water District of Southern California, Series A (RB) 5.00%, 07/01/25 (c)	397,578
530,000	Miracosta Community College District (GO) 4.00%, 08/01/27 (c)	571,255
100,000	Montebello Unified School District, Series A (GO) 4.00%, 08/01/26 (c)	104,766
110,000	Oakland Unified School District, Series A (GO) 5.00%, 08/01/25 (c)	123,493
380,000	Oxnard School District (GO) 4.00%, 08/01/27 (c)	403,689
110,000	Peralta Community College District (GO) 4.00%, 08/01/25 (c)	116,844
125,000	Port of Los Angeles, Harbor Department, Series B (RB) 5.00%, 08/01/24 (c)	142,399
250,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 4.00%, 10/01/25 (c)	265,708

See Notes to Financial Statements

61

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
$265,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/26 (c)	$302,044
250,000	Regents of the University of California, Series AR (RB) 4.00%, 05/15/26 (c)	269,275
370,000	Riverside County Public Financing Authority (RB) 4.13%, 11/01/25 (c)	393,784
150,000	San Diego County Regional Transportation Commission, Series A (RB) 4.75%, 04/01/24 (c)	167,871
250,000	San Diego Unified School District, Series G (GO) 4.00%, 07/01/25 (c)	264,175
	San Diego Unified School District, Series I (GO)
380,000	0.00%, 07/01/25 (c) ^	177,376
425,000	0.00%, 07/01/25 (c) ^	218,127
215,000	3.13%, 07/01/27 (c)	211,695
595,000	4.00%, 07/01/27 (c)	636,483
230,000	San Francisco Bay Area Rapid Transit District, Series E (GO) 4.00%, 08/01/27 (c)	251,728
150,000	San Francisco Municipal Transportation Agency (RB) 4.00%, 03/01/27 (c)	160,386
250,000	Santa Clara County Financing Authority, Multiple Facilities Projects, Series Q (RB) 3.00%, 05/15/25 (c)	248,423
250,000	Santa Monica Community College District, Series A (GO) 5.00%, 08/01/28 (c)	300,867
	State of California, Various Purpose (GO)
105,000	4.00%, 09/01/26 (c)	112,096
400,000	5.00%, 10/01/24 (c)	451,000
590,000	5.00%, 09/01/26 (c)	685,781
240,000	Victor Valley Community College District (GO) 4.00%, 08/01/26 (c)	254,750
235,000	West Hollywood Public Financing Authority (RB) 4.00%, 04/01/26 (c)	248,646
250,000	West Valley-Mission Community College District, Series A (GO) 4.00%, 08/01/29 (c)	272,417
		25,344,010
Colorado: 2.3%
220,000	Adams and Weld Counties, School District No. 27J (GO) (SAW) 5.00%, 12/01/25 (c)	255,589
550,000	Board of Governors of Colorado State University System (RB) 4.00%, 03/01/28 (c)	586,899
Principal Amount		Value

Colorado: (continued)
$230,000	City and County of Denver, Board of Water Commissioners, Series B (RB) 4.00%, 09/15/27 (c)	$247,234
285,000	City and County of Denver, Colorado Certificates of Participation, Series A (CP) 4.00%, 06/01/26 (c)	300,592
240,000	City of Aurora, Water Revenue, First Lien (RB) 2.00%, 08/01/19 (c)	229,154
120,000	City of Colorado Springs, Utilities System, Series A (RB) 4.00%, 11/15/25 (c)	126,721
320,000	Colorado Health Facilities Authority, Adventist Health System/Sunbelt Obligated Group, Series A (RB) 4.00%, 05/15/28 (c)	338,963
280,000	Colorado Health Facilities Authority, Children Hospital, Series A (RB) 5.00%, 06/01/26 (c)	318,545
225,000	Colorado Health Facilities Authority, Vail Valley Center Project (RB) 4.00%, 01/15/26 (c)	233,136
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	270,037
250,000	5.00%, 12/31/24 (c)	270,840
110,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/23 (c)	120,898
230,000	University of Colorado (RB) 4.00%, 06/01/28 (c)	250,955
		3,549,563
Connecticut: 1.0%
300,000	Connecticut Housing Finance Authority (RB) 4.00%, 05/15/27 (c)	312,468
100,000	Connecticut Housing Finance Authority, Series A-1 (RB) 3.50%, 05/15/25 (c)	100,768
15,000	Connecticut Housing Finance Authority, Series C-1 (RB) 3.50%, 11/15/24 (c)	15,451
250,000	Connecticut State Health and Educational Facilities Authority, Trinity Health Credit Group (RB) 5.00%, 06/01/26 (c)	284,947
220,000	Metropolitan District, Clean Water Project, Series A (RB) 5.00%, 11/01/24 (c)	245,183
230,000	State of Connecticut Health and Educational Facilities Authority, Quinnipiac University, Series L (RB) 4.13%, 07/01/25 (c)	241,263
215,000	State of Connecticut, State Revolving Fund, Series A (RB) 5.00%, 05/01/27 (c)	254,698
		1,454,778

See Notes to Financial Statements

62

Principal Amount		Value

Delaware: 0.1%
$150,000	County of New Castle (GO) 4.00%, 04/01/27 (c)	$160,107
District of Columbia: 1.5%
145,000	District of Columbia (RB) 5.00%, 04/01/27 (c)	169,622
250,000	District of Columbia, Children’s Hospital Obligated Group (RB) 5.00%, 01/15/26 (c)	279,542
	District of Columbia, Series A (GO)
310,000	4.00%, 06/01/27 (c)	339,109
250,000	5.00%, 06/01/27 (c)	295,725
350,000	District of Columbia, Series D (GO) 5.00%, 12/01/26 (c)	413,826
	District of Columbia, Water and Sewer Authority, Subordinated Lien, Series A (RB)
230,000	3.25%, 04/01/26 (c)	232,852
100,000	5.00%, 04/01/26 (c)	115,448
475,000	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB) 5.00%, 04/01/22 (c)	503,923
		2,350,047
Florida: 4.8%
345,000	Central Florida Expressway Authority (RB) 4.00%, 07/01/27 (c)	367,194
250,000	City of Jacksonville, Series A (RB) 5.25%, 10/01/27 (c)	292,912
	City of Port St. Lucie, Southwest Annexation Special Assessment District No. 1 (SA)
170,000	3.00%, 07/01/26 (c)	164,589
200,000	3.25%, 07/01/26 (c)	197,718
255,000	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB) 4.00%, 12/01/25 (c)	260,613
345,000	City of Tampa, Baycare Health System, Series A (RB) 4.00%, 05/15/26 (c)	362,040
900,000	Collier County Water and Sewer District (RB) 3.00%, 07/01/29 (c)	895,230
805,000	County of Miami-Dade (RB) 4.00%, 10/01/26 (c)	852,865
500,000	County of Miami-Dade, Florida Transit System (RB) 4.00%, 07/01/28 (c)	535,420
	County of Miami-Dade, Water and Sewer System (RB)
360,000	4.00%, 10/01/27 (c)	389,786
210,000	4.00%, 10/01/27 (c)	224,177
140,000	County of Miami-Dade, Water and Sewer System, Series B (RB) 3.13%, 10/01/27 (c)	139,506
125,000	Greater Orlando Aviation Authority (RB) 5.00%, 10/01/26 (c)	144,545

Principal Amount		Value

Florida: (continued)
	Halifax Hospital Medical Center (RB)
$260,000	3.75%, 06/01/26 (c)	$263,879
110,000	5.00%, 06/01/26 (c)	122,169
140,000	JEA Electric System, Series Three A (RB) 3.75%, 04/01/20 (c)	140,400
160,000	Miami Beach Redevelopment Agency, Historic Convention Village, Series B (AGM) (TA) 5.00%, 02/01/24 (c)	178,832
135,000	Miami Beach Redevelopment Agency, Series A (AGM) (TA) 5.00%, 02/01/24 (c)	152,017
	Miami-Dade County Educational Facilities Authority, Series A (RB)
240,000	4.00%, 04/01/25 (c)	251,806
465,000	5.00%, 04/01/25 (c)	514,611
265,000	Orange County Health Facilities Authority (RB) 4.00%, 10/01/26 (c)	275,205
355,000	Palm Beach County, Public Improvement (RB) 5.00%, 12/01/25 (c)	412,993
260,000	State of Florida, Department of Transportation, Full Faith and Credit, Right-of-Way Acquisition and Bridge Construction, Series A (GO) 3.25%, 07/01/27 (c)	267,088
		7,405,595
Georgia: 1.5%
260,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	267,238
150,000	County of Paulding, Water and Sewerage Revenue (RB) 3.00%, 12/01/26 (c)	142,940
90,000	Dahlonega Downtown Development Authority (RB) 3.13%, 07/01/23 (c)	87,871
100,000	Forsyth County School District (GO) 5.00%, 02/01/28 (c)	120,386
350,000	Georgia Higher Education Facilities Authority, USG Real Estate Foundation I, LLC Project (RB) 4.13%, 06/15/25 (c)	372,057
150,000	Georgia Housing and Finance Authority (RB) 3.55%, 12/01/26 (c)	153,677
150,000	Georgia Housing and Finance Authority, Series A-1 (RB) 3.20%, 12/01/25 (c)	150,321
	Georgia Housing and Finance Authority, Series B-1 (RB)
115,000	3.35%, 12/01/25 (c)	115,541
120,000	3.35%, 12/01/25 (c)	120,564
335,000	Gwinnett County School District (GO) (SAW) 5.00%, 02/01/29 (c)	408,033

See Notes to Financial Statements

63

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Georgia: (continued)
$165,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	$171,021
150,000	Private Colleges and Universities Authority, Emory University, Series B (RB) 3.00%, 10/01/24 (c)	146,169
100,000	State of Georgia, Series A (GO) 3.00%, 02/01/27 (c)	99,973
		2,355,791
Hawaii: 0.1%
130,000	City and County of Honolulu, Series A (GO) 5.00%, 10/01/25 (c)	149,188
Idaho: 0.1%
190,000	Idaho Health Facilities Authority, Series A (RB) 5.00%, 03/01/24 (c)	206,281
Illinois: 5.0%
100,000	Chicago Board of Education (ST) 6.00%, 04/01/27 (c)	115,874
250,000	Chicago Midway International Airport, Series B (RB) 5.00%, 01/01/26 (c)	280,637
	Chicago O’Hare International Airport (RB)
250,000	5.00%, 01/01/27 (c)	284,270
150,000	5.00%, 01/01/27 (c)	170,562
	Chicago O’Hare International Airport, Series C (RB)
165,000	5.00%, 01/01/26 (c)	188,348
150,000	5.00%, 01/01/27 (c)	172,377
255,000	Chicago O’Hare International Airport, Series D (RB) 5.00%, 01/01/27 (c)	291,705
500,000	Chicago Transit Authority, Second Lien (RB) (AGM) 5.00%, 12/01/26 (c)	553,630
250,000	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO) 5.50%, 01/01/25 (c)	271,952
510,000	City of Chicago, O’Hare International Airport, Senior Lien, Series D (RB) 5.00%, 01/01/25 (c)	568,670
350,000	City of Chicago, Series A (GO) 6.00%, 01/01/27 (c)	399,336
	City of Chicago, Water Revenue, Second Lien (RB)
405,000	5.00%, 11/01/24 (c)	442,337
250,000	5.00%, 11/01/27 (c)	282,467
	County of Cook (RB)
150,000	4.00%, 11/15/27 (c)	159,662
160,000	4.00%, 11/15/27 (c)	168,728
115,000	County of Will (GO)
	4.00%, 11/15/25 (c)	122,967
230,000	Illinois Finance Authority, Advocate Health Care Network (RB) 4.13%, 05/01/25 (c)	240,069
Principal Amount		Value

Illinois: (continued)
$355,000	Illinois Finance Authority, DePaul University, Series A (RB) 3.00%, 10/01/26 (c)	$340,885
510,000	Illinois Finance Authority, Mercy Health Corp. (RB) 5.00%, 06/01/26 (c)	558,914
300,000	Illinois Finance Authority, OSF Healthcare System, Series A (RB) 4.13%, 11/15/25 (c)	309,201
140,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/25 (c)	158,292
370,000	Illinois State Toll Highway Authority (RB) 5.00%, 01/01/26 (c)	419,480
165,000	Northern Illinois Municipal Power Agency, Series A (RB) 4.00%, 12/01/26 (c)	171,790
	State of Illinois, Series A (GO)
630,000	5.00%, 05/01/28 (c)	670,931
250,000	5.00%, 05/01/28 (c)	266,648
		7,609,732
Indiana: 0.8%
240,000	Indiana Finance Authority, Stadium Project, Series A (RB) 5.25%, 08/01/25 (c)	282,319
190,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 07/01/26 (c)	217,335
120,000	Richmond Hospital Authority, Reid Hospital Project, Series A (RB) 5.00%, 01/01/25 (c)	131,956
515,000	Trustees of Indiana University, Series A (RB) 4.00%, 06/01/25 (c)	545,812
		1,177,422
Iowa: 0.4%
	Iowa Higher Education Loan Authority (RB)
300,000	5.00%, 12/01/26 (c)	350,127
250,000	5.00%, 12/01/26 (c)	292,727
		642,854
Kansas: 0.8%
200,000	Johnson and Miami Counties Unified School District No. 230 Spring Hills (GO) 4.00%, 09/01/26 (c)	214,414
180,000	Johnson County, Series A (GO) 4.00%, 09/01/27 (c)	196,135
	Sedgwick County Unified School District No. 260 (GO)
150,000	4.00%, 10/01/26 (c)	160,329
300,000	5.00%, 10/01/26 (c)	342,810
225,000	Shawnee County Unified School District No. 501 (GO) 4.00%, 08/01/22 (c)	231,077
125,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/27 (c)	149,080
		1,293,845

See Notes to Financial Statements

64

Principal Amount		Value

Kentucky: 1.1%
$500,000	Commonwealth of Kentucky, Certificates of Participation, Series A (CP) 4.00%, 04/15/28 (c)	$517,415
600,000	Kentucky Bond Development Corp., Lexington Center Corp. Project (RB) 4.00%, 09/01/28 (c)	622,452
	Louisville and Jefferson County, Metropolitan Sewer District, Series A (RB)
225,000	3.00%, 11/15/25 (c)	212,497
235,000	3.25%, 11/15/26 (c)	232,380
140,000	University of Kentucky, Series A (RB) 3.25%, 04/01/25 (c)	140,958
		1,725,702
Louisiana: 1.8%
235,000	East Baton Rouge Sewerage Commission, Series B (RB) 4.00%, 02/01/25 (c)	246,851
140,000	Louisiana Local Government Environmental Facilities and Community Development Authority, East Baton Rouge Commission Project, Series A (RB) 5.00%, 02/01/24 (c)	154,689
230,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Woman’s Hospital Foundation Project, Series A (RB) 4.00%, 10/01/27 (c)	238,204
	Louisiana Public Facilities Authority, Louisiana State University Nicholson Gateway Project (RB)
315,000	5.00%, 07/01/26 (c)	344,270
340,000	5.00%, 07/01/26 (c)	373,735
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
230,000	4.00%, 05/15/27 (c)	237,530
280,000	4.25%, 05/15/25 (c)	293,695
240,000	New Orleans Aviation Board, North Terminal Project, Series A (RB) 5.00%, 01/01/27 (c)	273,233
500,000	State of Louisiana, Gasoline and Fuels Tax Revenue, Series A (RB) 4.50%, 05/01/25 (c)	542,745
		2,704,952
Maine: 0.2%
250,000	Maine Municipal Bond Bank, Series C (RB) 5.00%, 11/01/27 (c)	297,947
Maryland: 1.5%
190,000	City of Baltimore, Water Projects, Series A (RB) 5.00%, 01/01/25 (c)	214,003
250,000	County of Baltimore (GO) 4.00%, 03/01/28 (c)	272,000

Principal Amount		Value

Maryland: (continued)
$115,000	Maryland Health and Higher Educational Facilities Authority (RB) 4.00%, 07/01/24 (c)	$119,675
270,000	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB) 4.00%, 07/01/26 (c)	277,109
	Maryland Health and Higher Educational Facilities Authority, Series A (RB)
260,000	4.00%, 05/15/27 (c)	273,554
220,000	5.00%, 07/01/26 (c)	248,904
150,000	Maryland Health and Higher Educational Facilities Authority, Series D (RB) 4.00%, 01/01/28 (c)	157,698
100,000	Prince George’s County (CP) 3.25%, 10/01/27 (c)	100,125
270,000	Trinity Health Credit Group, Maryland Health and Higher Educational Facility, Series MD (RB) 4.00%, 06/01/27 (c)	288,031
390,000	Washington Suburban Sanitary District (GO) 4.00%, 06/01/24 (c)	412,776
		2,363,875
Massachusetts: 4.6%
175,000	Boston Water and Sewer Commission, Series A (RB) 3.63%, 11/01/24 (c)	178,722
160,000	Boston Water and Sewer Commission, Series B (RB) 3.00%, 11/01/23 (c)	153,626
275,000	Commonwealth of Massachusetts (GO) 5.00%, 04/01/27 (c)	320,510
315,000	Commonwealth of Massachusetts, Accelerated Bridge Program, Series A (RB) 5.00%, 06/01/28 (c)	371,546
430,000	Commonwealth of Massachusetts, Series A (GO) 5.00%, 03/01/24 (c)	481,510
	Commonwealth of Massachusetts, Series E (GO)
120,000	3.00%, 04/01/25 (c)	113,819
275,000	3.25%, 09/01/25 (c)	275,550
440,000	4.00%, 04/01/25 (c)	466,088
375,000	4.00%, 09/01/25 (c)	399,337
295,000	4.00%, 09/01/25 (c)	314,432
245,000	Commonwealth of Massachusetts, Series G (GO) 3.00%, 09/01/26 (c)	230,266
230,000	Commonwealth of Massachusetts, Series J (GO) 4.00%, 12/01/26 (c)	246,284
100,000	Massachusetts Bay Transportation Authority, Series A (RB) 5.00%, 07/01/27 (c)	117,170

See Notes to Financial Statements

65

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Massachusetts: (continued)
$250,000	Massachusetts Development Finance Agency (RB) 4.00%, 10/01/27 (c)	$268,340
250,000	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB) 4.00%, 07/01/26 (c)	257,108
200,000	Massachusetts Development Finance Agency, Boston Student Housing Project (RB) 5.00%, 10/01/26 (c)	216,714
	Massachusetts Development Finance Agency, Dana-Farber Cancer Institute, Series N (RB)
200,000	5.00%, 12/01/26 (c)	228,092
290,000	5.00%, 12/01/26 (c)	336,229
300,000	Massachusetts Development Finance Agency, Lahey Health System Obligated Group Issue, Series F (RB) 5.00%, 08/15/25 (c)	331,083
280,000	Massachusetts Development Finance Agency, Series D (RB) 5.00%, 07/01/25 (c)	305,897
250,000	Massachusetts Development Finance Agency, Suffolk University (RB) 4.00%, 07/01/27 (c)	258,435
565,000	Massachusetts School Building Authority, Series C (RB) 5.00%, 08/15/25 (c)	653,259
290,000	Massachusetts Water Resources Authority, Series C (RB) 4.00%, 08/01/26 (c)	314,319
150,000	Massachusetts Water Resources Authority, Series D (RB) 3.00%, 08/01/26 (c)	146,060
		6,984,396
Michigan: 2.2%
250,000	Great Lakes Water Authority, Sewage Disposal System, Second Lien, Series C (RB) 5.00%, 07/01/26 (c)	286,642
390,000	Great Lakes Water Authority, Water Supply System, Second Lien, Series B (RB) 5.00%, 07/01/26 (c)	440,345
220,000	Great Lakes Water Authority, Water Supply System, Senior Lien, Series A (RB) 5.00%, 07/01/26 (c)	251,757
	Michigan Finance Authority (RB)
150,000	4.00%, 06/01/27 (c)	158,475
500,000	5.00%, 06/01/22 (c)	540,340
	Michigan Finance Authority, Henry Ford Health System (RB)
225,000	4.00%, 11/15/26 (c)	234,362
110,000	4.00%, 11/15/26 (c)	116,749
410,000	Michigan Finance Authority, Trinity Health Credit Group, Series MI (RB) 4.00%, 06/01/25 (c)	434,481
Principal Amount		Value

Michigan: (continued)
$100,000	Michigan State Housing Development Authority, Series A (RB) 3.70%, 12/01/25 (c)	$102,923
500,000	Michigan State Housing Development Authority, Single-Family Mortgage, Series A (RB) 4.00%, 06/01/28 (c)	521,035
190,000	Wayne County Airport Authority, Series A (RB) 5.00%, 12/01/27 (c)	220,845
		3,307,954
Minnesota: 0.1%
125,000	City of Apple Valley, Minnesota Senior Living LLC Project, Series A (RB) 4.50%, 01/01/22 (c)	127,971
Mississippi: 0.2%
230,000	State of Mississippi (GO) 4.00%, 10/01/27 (c)	253,363
Missouri: 0.6%
130,000	Health and Educational Facilities Authority of the State of Missouri, Series A (RB) 5.00%, 10/01/25 (c)	148,278
235,000	Health and Educational Facilities Authority of the State of Missouri, Series C (RB) 4.00%, 11/15/27 (c)	250,682
250,000	Health and Educational Facilities Authority of the State of Missouri, Series F (RB) 4.00%, 11/15/24 (c)	260,093
315,000	Health and Educational Facilities Authority, Series C (RB) 4.00%, 07/01/26 (c) (p)	331,897
		990,950
Montana: 0.1%
165,000	Gallatin County High School District No. 7, Series A (GO) 4.00%, 06/01/27 (c)	179,868
Nebraska: 0.9%
475,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 09/01/37	588,625
505,000	Nebraska Public Power District, Series A-2 (RB) 5.00%, 01/01/22 (c)	540,340
210,000	Sarpy County Hospital Authority No. 1 (RB) 3.00%, 05/15/26 (c)	195,481
		1,324,446
Nevada: 0.6%
390,000	Carson City, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	431,613
200,000	Las Vegas Convention and Visitors Authority, Series C (RB) 4.00%, 07/01/26 (c)	209,322
100,000	Las Vegas Redevelopment Agency (TA) 5.00%, 06/15/26 (c)	110,804

See Notes to Financial Statements

66

Principal Amount		Value

Nevada: (continued)
$135,000	Las Vegas Valley Water District, Series A (GO) 4.00%, 02/01/27 (c)	$145,022
		896,761
New Hampshire: 0.3%
265,000	New Hampshire Municipal Bond Bank, Series B (RB) 4.00%, 08/15/27 (c)	285,503
200,000	New Hampshire Municipal Bond Bank, Series D (RB) 4.00%, 08/15/26 (c)	214,834
		500,337
New Jersey: 3.1%
	Atlantic County Improvement Authority, Series A (RB) (AGM)
140,000	3.25%, 07/01/26 (c)	139,087
165,000	4.00%, 07/01/26 (c)	173,229
320,000	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB) 5.00%, 04/01/28 (c)	351,712
	New Jersey Health Care Facilities Financing Authority, Series A (RB)
160,000	4.00%, 07/01/27 (c)	173,280
130,000	5.00%, 07/01/24 (c)	145,743
235,000	New Jersey Transportation Trust Fund Authority, Series A (RB) 5.00%, 12/15/28 (c)	262,239
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
910,000	4.50%, 12/15/28 (c)	949,203
485,000	4.75%, 06/15/25 (c)	512,499
100,000	5.00%, 06/15/24 (c)	106,264
380,000	New Jersey Turnpike Authority, Series A (RB) 4.00%, 01/01/29 (c)	407,170
100,000	New Jersey Turnpike Authority, Series B (RB) 5.00%, 01/01/28 (c)	117,519
215,000	New Jersey Turnpike Authority, Series E (RB) 5.00%, 01/01/25 (c)	241,267
210,000	New Jersey Turnpike Authority, Series G (RB) 4.00%, 01/01/28 (c)	224,519
	Rutgers, State University of New Jersey, Series M (RB)
290,000	3.13%, 05/01/21 (c)	290,618
125,000	3.13%, 05/01/21 (c)	125,130
500,000	Tobacco Settlement Financing Corp., Series B (RB) 5.00%, 06/01/28 (c)	522,240
		4,741,719
New York: 15.5%
	Brooklyn Arena Local Development Corp., Series A (RB) (AGM)
110,000	3.00%, 01/15/27 (c)	105,613
140,000	3.00%, 01/15/27 (c)	140,143
Principal Amount		Value

New York: (continued)
	Build NYC Resource Corp., New York Law School Project (RB)
$240,000	4.00%, 01/01/26 (c)	$240,130
500,000	5.00%, 01/01/26 (c)	540,200
	City of New York, Series B-1 (GO)
200,000	5.00%, 10/01/27 (c)	237,138
100,000	5.00%, 10/01/27 (c)	119,237
125,000	County of Nassau, Series C (GO) 5.00%, 04/01/26 (c)	141,115
115,000	Dutchess County Local Development Corp. (RB) 5.00%, 07/01/25 (c)	130,025
255,000	Dutchess County Local Development Corp., Health Quest System, Inc., Series B (RB) 5.00%, 07/01/26 (c)	286,867
	Hudson Yards Infrastructure Corp., Series A (RB)
500,000	4.00%, 02/15/27 (c)	534,330
1,160,000	5.00%, 02/15/27 (c)	1,352,920
215,000	Jefferson County Civic Facility Development Corp., Samaritan Medical Center Project, Series A (RB) 4.00%, 11/01/27 (c)	216,503
300,000	Long Island Power Authority (RB) 5.00%, 09/01/27 (c)	347,481
250,000	Metropolitan Transportation Authority (RB) 4.00%, 05/15/28 (c)	266,133
	Metropolitan Transportation Authority, Series A (RB)
300,000	5.00%, 05/15/25 (c)	335,913
715,000	5.00%, 11/15/28 (c)	840,590
285,000	Metropolitan Transportation Authority, Series A-1 (RB) 5.00%, 05/15/26 (c)	327,704
	Metropolitan Transportation Authority, Series B (RB)
130,000	5.00%, 05/15/24 (c)	143,345
155,000	5.25%, 05/15/25 (c)	174,318
	Metropolitan Transportation Authority, Series C-1 (RB)
225,000	5.00%, 11/15/26 (c)	258,377
250,000	5.25%, 11/15/26 (c)	288,780
250,000	Metropolitan Transportation Authority, Series D-1 (RB) 5.25%, 11/15/24 (c)	285,750
	MTA Hudson Rail Yards Trust, Series A (RB)
500,000	5.00%, 11/15/19 (c)	508,090
145,000	5.00%, 11/15/23 (c)	158,320
255,000	New York City Housing Development Corp., Series D (RB) 3.65%, 02/01/25 (c)	259,118
	New York City Housing Development Corp., Sustainable Neighborhood Bonds, Series G-1 (RB)
400,000	3.45%, 11/01/25 (c)	408,832
250,000	3.75%, 11/01/25 (c)	254,028

See Notes to Financial Statements

67

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
$215,000	New York City Municipal Water Finance Authority, Series A (RB) 3.00%, 06/15/26 (c)	$215,811
375,000	New York City Municipal Water Finance Authority, Series BB-2 (RB) 5.00%, 06/15/25 (c)	427,335
190,000	New York City Municipal Water Finance Authority, Series CC-1 (RB) 4.00%, 12/15/26 (c)	206,152
400,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series AA (RB) 5.00%, 06/15/24 (c)	451,728
105,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series CC (RB) 4.00%, 06/15/24 (c)	110,073
120,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series DD (RB) 5.00%, 06/15/24 (c)	136,676
	New York City Municipal Water Finance Authority, Water and Sewer System, Series EE (RB)
175,000	4.00%, 06/15/27 (c)	189,901
375,000	5.00%, 06/15/24 (c)	426,919
205,000	New York City Municipal Water Finance Authority, Water and Sewer System, Series FF (RB) 5.00%, 06/15/25 (c)	234,922
235,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW) 4.00%, 01/15/26 (c)	250,759
250,000	New York City Transitional Finance Authority, Building Aid Revenue, Series S-3 (RB) (SAW) 5.00%, 07/15/28 (c)	301,207
	New York City Transitional Finance Authority, Future Tax Secured Revenue (RB)
315,000	4.00%, 05/01/26 (c)	337,050
400,000	4.00%, 08/01/27 (c)	431,744
250,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A-1 (RB) 5.00%, 08/01/25 (c)	288,852
500,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series A-3 (RB) 5.00%, 08/01/27 (c)	587,220
500,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series B-1 (RB) 5.00%, 08/01/24 (c)	567,860
285,000	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-1 (RB) 5.00%, 05/01/27 (c)	332,378
Principal Amount		Value

New York: (continued)
	New York City Transitional Finance Authority, Future Tax Secured Revenue, Series F-3 (RB)
$175,000	3.00%, 02/01/26 (c)	$173,959
245,000	3.00%, 02/01/26 (c)	245,115
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series A-1 (RB)
260,000	5.00%, 08/01/28 (c)	309,098
170,000	5.00%, 08/01/28 (c)	205,406
230,000	New York Convention Center Development Corp., Series A (RB) 0.00%, 11/15/47 ^	82,059
	New York State Dormitory Authority (RB)
200,000	4.00%, 07/01/26 (c)	213,712
375,000	4.00%, 07/01/26 (c)	401,490
800,000	4.00%, 03/15/27 (c)	853,088
205,000	4.00%, 07/01/27 (c)	222,519
550,000	5.00%, 03/15/24 (c)	622,418
420,000	5.00%, 01/01/27 (c)	480,686
150,000	5.00%, 03/15/27 (c)	174,717
390,000	5.00%, 07/01/28 (c)	467,602
235,000	5.00%, 07/01/28 (c)	282,407
160,000	New York State Dormitory Authority, New York University, Series A (RB) 2.13%, 07/01/21 (c)	158,470
	New York State Dormitory Authority, Series A (RB)
250,000	4.00%, 03/15/27 (c)	267,528
155,000	5.00%, 03/15/24 (c)	175,255
600,000	5.00%, 07/01/28 (c)	722,886
150,000	New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/24 (c)	168,519
250,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 08/15/26 (c)	289,332
225,000	New York State Housing Finance Agency, Series D (RB) 3.70%, 05/01/28 (c)	231,075
195,000	New York State Housing Finance Agency, Series M (RB) 3.75%, 11/01/26 (c)	199,304
	New York State Urban Development Corp., State Personal Income, Series A (RB)
115,000	5.00%, 09/15/25 (c)	132,588
500,000	5.00%, 09/15/28 (c)	595,265
450,000	Port Authority of New York and New Jersey, Series 194 (RB) 5.00%, 10/15/25 (c)	521,671
190,000	State of New York Mortgage Agency, Series 203 (RB) 3.50%, 04/01/26 (c)	192,018
300,000	Triborough Bridge and Tunnel Authority, Series A (RB) 5.00%, 05/15/26 (c)	348,345

See Notes to Financial Statements

68

Principal Amount		Value

New York: (continued)
$130,000	Triborough Bridge and Tunnel Authority, Series B-3 (RB) 5.00%, 11/15/25 (c)	$151,021
160,000	Utility Debt Securitization Authority (RB) 5.00%, 12/15/25 (c)	187,286
310,000	Westchester County Local Development Corp., Medical Center (RB) 3.75%, 11/01/25 (c)	312,629
		23,785,055
North Carolina: 0.9%
100,000	North Carolina Agricultural & Technical State University (RB) 5.00%, 10/01/25 (c)	113,759
265,000	North Carolina Capital Facilities Finance Agency (RB) 5.00%, 10/01/25 (c)	301,461
	North Carolina Housing Finance Agency (RB)
150,000	3.85%, 07/01/27 (c)	155,895
350,000	4.00%, 07/01/27 (c)	363,170
350,000	North Carolina Medical Care Commission, Duke University Health System, Series D (RB) 4.00%, 06/01/26 (c)	372,431
		1,306,716
Ohio: 2.3%
	American Municipal Power, Inc., Series A (RB)
190,000	4.00%, 02/15/26 (c)	196,804
220,000	5.00%, 02/15/26 (c)	248,114
240,000	City of Chillicothe, Hospital Facilities, Adena Health System Obligated Group Project (RB) 4.00%, 12/01/27 (c)	247,865
100,000	City of Cleveland, Airport System Revenue, Series B (RB) 5.00%, 07/01/28 (c)	114,655
100,000	Clermont County Port Authority, West Clermont Local School District Project (RB) 4.25%, 12/01/25 (c)	104,723
375,000	Columbus City School District (GO) 5.00%, 12/01/26 (c)	434,227
150,000	County of Allen, Mercy Health, Series A (RB) 5.00%, 11/01/24 (c)	163,947
260,000	County of Franklin (RB) 5.00%, 06/01/27 (c)	298,657
150,000	Euclid City School District, Series A (GO) (SD CRED PROG) 4.00%, 01/15/26 (c)	155,751
250,000	Hamilton County, Life Enriching Communities Project (RB) 5.00%, 01/01/26 (c)	261,655
190,000	North Royalton City School District (GO) 5.00%, 06/01/25 (c)	216,005
565,000	Northeast Ohio Regional Sewer District (RB) 5.00%, 11/15/24 (c)	639,151
Principal Amount		Value

Ohio: (continued)
$210,000	Ohio Housing Finance Agency, Series D (RB) 3.63%, 09/01/26 (c)	$214,521
250,000	State of Ohio, Higher Education, Series A (GO) 5.00%, 02/01/26 (c)	290,062
		3,586,137
Oklahoma: 0.5%
250,000	Edmond Public Works Authority (RB) 4.00%, 07/01/27 (c)	265,015
350,000	Oklahoma Turnpike Authority (RB) 4.00%, 01/01/26 (c)	369,645
100,000	University of Oklahoma, Series C (RB) 4.00%, 07/01/25 (c)	106,160
		740,820
Oregon: 0.9%
335,000	City of Portland, Sewer System Revenue, Series B (RB) 4.00%, 10/01/24 (c)	353,361
190,000	Lake Oswego School District No. 7J (GO) (SBG) 4.00%, 06/01/27 (c)	204,138
295,000	Multnomah County School District No. 1J, Series B (GO) (SBG) 3.25%, 06/15/27 (c)	297,956
175,000	North Clackamas School District No. 12, Series A (GO) (SBG) 0.00%, 06/15/27 (c) ^	79,111
170,000	Oregon Health and Science University, Series B (RB) 4.00%, 07/01/26 (c)	180,154
240,000	Salem Hospital Facility Authority, Series A (RB) 4.00%, 05/15/26 (c)	249,415
		1,364,135
Pennsylvania: 4.6%
200,000	Berks County Industrial Development Authority (RB) 5.00%, 11/01/27 (c)	224,970
180,000	Chester County Health and Education Facilities Authority, Series A (RB) 4.00%, 10/01/27 (c)	190,508
140,000	Delaware County Authority, Series A (RB) 3.75%, 04/01/27 (c)	144,964
230,000	Geisinger Authority, Health System, Series A-2 (RB) 4.00%, 02/15/27 (c)	244,246
	Montgomery County Higher Education and Health Authority (RB)
145,000	5.00%, 12/01/24 (c)	154,193
110,000	5.00%, 09/01/28 (c)	127,529
150,000	Montgomery County Industrial Development Authority (RB) 5.00%, 11/15/26 (c)	168,363
115,000	Pennsylvania Higher Educational Facilities Authority (RB) 4.00%, 08/15/25 (c)	120,354

See Notes to Financial Statements

69

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Pennsylvania: (continued)
	Pennsylvania Housing Finance Agency (RB)
$195,000	3.20%, 10/01/25 (c)	$189,916
250,000	3.65%, 04/01/27 (c)	256,543
250,000	3.90%, 10/01/26 (c)	259,298
455,000	4.00%, 10/01/26 (c)	469,979
	Pennsylvania Turnpike Commission (RB) (AGM)
125,000	4.00%, 12/01/26 (c)	133,981
115,000	5.00%, 12/01/24 (c)	128,170
150,000	5.00%, 12/01/27 (c)	173,342
155,000	5.00%, 12/01/27 (c)	177,039
650,000	Pennsylvania Turnpike Commission, Series A (RB) (AGM) 5.00%, 12/01/28 (c)	756,431
	Pennsylvania Turnpike Commission, Series B (RB)
230,000	5.00%, 12/01/25 (c)	259,493
100,000	5.00%, 12/01/25 (c)	114,211
125,000	5.00%, 12/01/25 (c)	138,811
205,000	5.00%, 12/01/25 (c)	232,199
250,000	Pennsylvania Turnpike Commission, Third Series (RB) 4.00%, 12/01/27 (c)	266,430
	Philadelphia Authority for Industrial Development (RB)
330,000	5.00%, 07/01/24 (c)	365,742
100,000	5.00%, 04/01/25 (c)	111,818
305,000	Philadelphia Gas Works Co., Fifteenth Series (RB) 5.00%, 08/01/27 (c)	348,295
100,000	School District of Philadelphia, Series F (GO) (SAW) 5.00%, 09/01/26 (c)	113,203
220,000	State College Area School District (GO) (SAW) 5.00%, 03/15/25 (c)	249,676
145,000	West View Municipal Authority Water Revenue (RB) 4.00%, 11/15/24 (c)	152,407
710,000	Westmoreland County Municipal Authority (RB) 5.00%, 08/15/27 (c)	839,227
		7,111,338
Rhode Island: 0.2%
310,000	Rhode Island Health and Educational Building Corp., Brown University Issue, Series A (RB) 4.00%, 09/01/27 (c)	335,150
South Carolina: 1.0%
100,000	Brookland-Cayce School District No. 2, Lexington County (GO) 3.00%, 03/01/26 (c)	97,519
195,000	Greenville Health System, Series B (RB) 5.00%, 05/01/24 (c)	215,151
100,000	Lexington County School District No. 2 (GO) 3.00%, 03/01/26 (c)	98,092
Principal Amount		Value

South Carolina: (continued)
	South Carolina Public Service Authority, Series A (RB)
$125,000	4.00%, 06/01/25 (c)	$129,234
205,000	5.00%, 06/01/25 (c)	226,855
125,000	5.50%, 06/01/24 (c)	138,873
	South Carolina Public Service Authority, Series C (RB)
120,000	4.00%, 12/01/24 (c)	123,760
200,000	5.00%, 12/01/24 (c)	220,294
185,000	South Carolina Public Service Authority, Series E (RB) 5.25%, 12/01/25 (c)	207,814
		1,457,592
Tennessee: 1.3%
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
250,000	5.00%, 10/01/24 (c)	272,740
375,000	5.00%, 10/01/24 (c)	407,539
230,000	County of Sullivan (GO) 4.00%, 05/01/26 (c)	242,724
125,000	Metropolitan Nashville Airport Authority, Series A (RB) 5.00%, 07/01/25 (c)	140,660
250,000	Sullivan County (GO) 3.75%, 05/01/26 (c)	254,833
585,000	Tennessee State School Bond Authority, Higher Education Facilities Second Program, Series B (RB) 5.00%, 11/01/25 (c)	663,367
		1,981,863
Texas: 10.8%
190,000	Aldine Independent School District (GO) 3.13%, 02/15/25 (c)	188,702
350,000	Alvin Independent School District (GO) 3.38%, 02/15/28 (c)	356,513
55,000	Bexar County, Combined Venue Tax (RB) (AGM) 3.75%, 08/15/24 (c)	56,394
650,000	Board of Regents of the University of Texas System, Series E (RB) 4.00%, 08/15/27 (c)	692,042
250,000	Central Texas Regional Mobility Authority, Senior Lien (RB) 5.00%, 01/01/26 (c)	281,007
250,000	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB) 5.00%, 07/01/25 (c)	279,180
175,000	Central Texas Turnpike System, Series B (RB) 5.00%, 08/15/24 (c)	195,935
145,000	City of Arlington, Senior Lien Special Tax (AGM) (ST) 4.00%, 02/15/28 (c)	154,460
250,000	City of Austin, Airport System, Series A (RB) 5.00%, 11/15/26 (c)	288,620
110,000	City of Austin, Water and Wastewater System (RB) 5.00%, 05/15/24 (c)	124,144

See Notes to Financial Statements

70

Principal Amount		Value

Texas: (continued)
$260,000	City of Corpus Christi, Utility System, Series C (RB) 5.00%, 07/15/25 (c)	$292,170
190,000	City of Dallas (GO) (AGM) 3.25%, 02/15/27 (c)	192,426
200,000	City of Dallas, Waterworks and Sewer System, Series A (RB) 4.00%, 10/01/26 (c)	217,148
280,000	City of Denton (GO) 4.00%, 02/15/27 (c)	298,827
285,000	City of El Paso (GO) 4.00%, 08/15/26 (c)	301,020
440,000	City of Houston, Combined Utility System, First Lien, Series B (RB) 4.00%, 11/15/26 (c)	473,352
220,000	City of Houston, Combined Utility System, First Lien, Series D (RB) 5.00%, 11/15/28 (c)	262,458
265,000	Cleburne Independent School District (GO) 5.00%, 02/15/26 (c)	303,722
	Collin County Community College District (GO)
150,000	3.50%, 08/15/22 (c)	151,553
300,000	3.50%, 08/15/24 (c)	305,817
250,000	Coppell Independent School District (GO) 4.00%, 08/15/28 (c)	268,760
220,000	County of Bexar (GO) 4.00%, 06/15/26 (c)	234,575
	Dallas Area Rapid Transit, Senior Lien, Series A (RB)
220,000	5.00%, 12/01/25 (c)	250,760
175,000	5.00%, 12/01/25 (c)	201,166
1,020,000	Frisco Independent School District (GO) 4.00%, 02/15/27 (c)	1,093,919
640,000	Grand Parkway Transportation Corp., Series A (RB) 5.00%, 04/01/28 (c)	750,566
185,000	Harris County Cultural Education Facilities Finance Corp. (RB) 4.00%, 11/15/27 (c)	200,085
150,000	Harris County Toll Road Authority (RB) 4.00%, 02/15/28 (c)	162,411
340,000	Harris County, Senior Lien, Series A (RB) 5.00%, 08/15/26 (c)	392,272
215,000	Keller Independent School District (GO) 4.00%, 08/15/25 (c)	227,943
	Klein Independent School District (GO)
305,000	4.00%, 08/01/25 (c)	322,495
200,000	4.00%, 08/01/26 (c)	212,722
	Leander Independent School District, Series A (GO)
125,000	0.00%, 08/16/26 (c) ^	46,744
1,460,000	0.00%, 08/16/26 (c) ^	595,227
300,000	2.25%, 08/15/19 (c)	296,985
100,000	Leander Independent School District, Series D (GO) 0.00%, 08/15/24 (c) ^	44,020
Principal Amount		Value

Texas: (continued)
	New Hope Cultural Education Facilities Finance Corp., Cardinal Bay, Inc., Series A-1 (RB)
$300,000	5.00%, 07/01/26 (c)	$333,999
520,000	5.00%, 07/01/26 (c)	582,499
	North Texas Tollway Authority (RB)
290,000	4.00%, 01/01/26 (c)	305,709
345,000	5.00%, 01/01/23 (c)	376,695
160,000	Regents of the University of Texas, Series B (RB) 4.00%, 02/15/26 (c)	172,517
145,000	San Jacinto College District, Series B (GO) 3.38%, 02/15/26 (c)	146,946
450,000	State of Texas (GO) 5.00%, 10/01/24 (c)	510,808
325,000	State of Texas, Series D (GO) 4.00%, 05/15/25 (c)	343,291
115,000	Tarrant County Cultural Education Facilities Finance Corp. (RB) 4.00%, 05/15/26 (c)	120,511
	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB)
360,000	2.25%, 02/15/20 (c)	351,216
220,000	4.00%, 08/15/26 (c)	231,733
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
150,000	5.00%, 08/15/24 (c)	165,092
290,000	5.00%, 08/15/24 (c)	321,363
	Texas Water Development Board (RB)
400,000	4.00%, 10/15/26 (c)	437,228
325,000	4.00%, 04/15/28 (c)	350,867
265,000	5.00%, 10/15/25 (c)	305,158
340,000	5.00%, 04/15/28 (c)	402,383
150,000	University of Houston (RB) 4.00%, 02/15/26 (c)	160,208
215,000	University of Texas, Series B (RB) 2.50%, 08/15/21 (c)	213,205
		16,547,568
Utah: 0.5%
	Utah County, IHC Health Services, Inc., Series B (RB)
210,000	3.00%, 05/15/26 (c)	199,000
350,000	4.00%, 05/15/24 (c)	365,620
220,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/25 (c)	253,110
		817,730
Vermont: 0.2%
220,000	Vermont Educational and Health Buildings Financing Agency, Series B (RB) 5.00%, 06/01/26 (c)	251,029
Virginia: 1.0%
260,000	Chesapeake Bay Bridge and Tunnel District (RB) (AGM) 5.00%, 07/01/26 (c)	300,695

See Notes to Financial Statements

71

VANECK VECTORS AMT-FREE LONG MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Virginia: (continued)
$250,000	Fairfax County Industrial Development Authority (RB) 4.00%, 05/15/28 (c)	$267,378
250,000	Norfolk Economic Development Authority, Series B (RB) 4.00%, 11/01/28 (c)	267,588
	Virginia Commonwealth Transportation Board (RB)
105,000	3.00%, 05/15/26 (c)	104,273
250,000	3.00%, 05/15/27 (c)	251,308
150,000	3.25%, 05/15/28 (c)	152,873
195,000	Virginia Small Business Financing Authority, Hampton University (RB) 4.00%, 10/01/24 (c)	201,076
		1,545,191
Washington: 2.4%
	Central Puget Sound Regional Transit Authority, Series S-1 (RB)
210,000	5.00%, 11/01/25 (c)	239,843
245,000	5.00%, 11/01/25 (c)	283,761
450,000	City of Seattle, Municipal Light and Power Revenue, Series A (RB) 4.00%, 01/01/28 (c)	481,986
230,000	City of Seattle, Series C (RB) 4.00%, 09/01/27 (c)	248,027
290,000	King County Housing Authority (RB) 3.50%, 05/01/28 (c)	302,038
340,000	State of Washington, Series A (GO) 5.00%, 08/01/26 (c)	395,202
200,000	State of Washington, Various Purpose, Series A (GO) 5.00%, 08/01/27 (c)	236,828
195,000	Tacoma School District No. 10 (GO) (SBG) 5.25%, 12/01/24 (c)	227,399
475,000	University of Washington, Series A (RB) 4.00%, 12/01/26 (c)	509,323
435,000	Washington Health Care Facilities Authority, MultiCare Health System, Series A (RB) 5.00%, 08/15/25 (c)	484,794
205,000	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB) 4.00%, 08/15/27 (c)	207,874
		3,617,075
West Virginia: 0.2%
	West Virginia Hospital Finance Authority, Series A (RB)
110,000	3.00%, 06/01/26 (c)	105,735
160,000	3.25%, 06/01/26 (c)	155,667
		261,402
Principal Amount		Value

Wisconsin: 1.5%
$240,000	State of Wisconsin (GO) 5.00%, 05/01/25 (c)	$276,334
250,000	Village of Mount Pleasant, Series A (TA) 5.00%, 04/01/28 (c)	288,430
	Wisconsin Health and Educational Facilities Authority, Ascension Senior Credit Group, Series A (RB)
275,000	4.00%, 05/15/26 (c)	288,758
410,000	4.50%, 05/15/26 (c)	453,058
205,000	Wisconsin Health and Educational Facilities Authority, Froedtert Health, Inc., Series A (RB) 4.00%, 04/01/27 (c)	217,823
225,000	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series A (RB) 3.50%, 02/15/26 (c)	221,508
	Wisconsin Health and Educational Facilities Authority, Marshfield Clinic Health System, Inc., Series C (RB)
115,000	4.00%, 02/15/27 (c)	116,615
105,000	4.00%, 02/15/27 (c)	107,511
250,000	Wisconsin Housing and Economic Development Authority, Series D (RB) 3.30%, 09/01/25 (c)	252,403
		2,222,440
Wyoming: 0.2%
90,000	Wyoming Community Development Authority (RB) 3.70%, 06/01/24 (c)	91,427
160,000	Wyoming Municipal Power Agency, Inc., Series A (RB) 5.00%, 01/01/27 (c)	181,501
		272,928
Total Municipal Bonds (Cost: $147,707,864)		151,048,470

Number of Shares
MONEY MARKET FUND: 0.3% (Cost: $437,205)
437,205	Dreyfus Government Cash Management Fund – Institutional Shares	437,205
Total Investments: 99.0% (Cost: $148,145,069)		151,485,675
Other assets less liabilities: 1.0%		1,515,917
NET ASSETS: 100.0%		$153,001,592

See Notes to Financial Statements

72

Definitions:
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
ST	Special Tax
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond

Summary of Investments By Sector	% of Investments	Value
Education	10.1%	$15,251,594
Health Care	18.4	27,851,897
Housing	4.3	6,580,589
Industrial Revenue	0.5	697,936
Leasing	4.8	7,295,005
Local	13.5	20,449,189
Power	4.8	7,262,166
Special Tax	12.4	18,829,458
State	5.8	8,755,861
Tobacco	0.8	1,197,310
Transportation	13.0	19,727,834
Water & Sewer	11.3	17,149,631
Money Market Fund	0.3	437,205
	100.0%	$151,485,675

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$151,048,470	$—	$151,048,470
Money Market Fund	437,205	—	—	437,205
Total	$437,205	$151,048,470	$—	$151,485,675

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

73

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal Amount		Value

MUNICIPAL BONDS: 98.4%
Alabama: 1.9%
$250,000	Alabama Federal Aid Highway Finance Authority, Series A (RB) 5.00%, 09/01/22	$277,413
125,000	Alabama Federal Aid Highway Finance Authority, Series B (RB) 5.00%, 09/01/23	142,589
325,000	Alabama Public School and College Authority, Series A (RB) 5.00%, 02/01/22	354,578
	Alabama Public School and College Authority, Series B (RB)
285,000	5.00%, 01/01/21	300,795
25,000	5.00%, 01/01/23	27,986
	Black Belt Energy Gas District, Series A (RB) (SAW)
400,000	4.00%, 09/01/23 (c) (p)	427,132
860,000	5.00%, 12/01/23	952,132
375,000	Jefferson County (RB) 5.00%, 09/15/22	412,687
250,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 03/01/24 (c) (p)	270,125
105,000	State of Alabama, Series A (GO) 5.00%, 08/01/20	109,429
450,000	UAB Medicine Finance Authority, Series B (RB) 5.00%, 09/01/23	510,088
		3,784,954
Alaska: 0.5%
750,000	Alaska Municipal Bond Bank Authority, Series 3 (RB) 4.00%, 12/01/21	792,810
125,000	Alaska Railroad Corp., Series B (RB) 5.00%, 08/01/23	140,196
		933,006
Arizona: 1.9%
15,000	Arizona Health Facilities, Banner Health, Series A (RB) 5.00%, 01/01/23	16,718
95,000	Arizona School Facilities Board, Series A (CP) 5.00%, 09/01/20	99,221
225,000	Board of Regents of Arizona, University Projects, Series A (CP) 5.00%, 06/01/22	247,169
250,000	City of Chandler (GO) 4.00%, 07/01/21	262,845
300,000	City of Glendale, Water and Sewer Revenue, Senior Lien (RB) 5.00%, 07/01/20	311,673
225,000	City of Phoenix (GO) 4.00%, 07/01/20	231,305
125,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System (RB) 5.00%, 07/01/23	141,853
Principal Amount		Value

Arizona: (continued)
$870,000	City of Phoenix Civic Improvement Corp., Junior Lien Wastewater System, Series B (RB) 5.00%, 07/01/23	$988,042
200,000	City of Phoenix Civic Improvement Corp., Senior Lien Airport Revenue, Series B (RB) 5.00%, 07/01/24	232,644
250,000	City of Phoenix Civic Improvement Corp., Series D (RB) 5.00%, 07/01/23	283,057
250,000	City of Tucson, Water System Revenue (RB) 5.00%, 07/01/21	267,975
50,000	Maricopa County High School District No. 210 (GO) 5.00%, 07/01/22	55,169
250,000	Maricopa County Industrial Development Authority, Series A (RB) 5.00%, 01/01/21	263,345
	Pima County (GO)
15,000	4.00%, 07/01/22	16,100
310,000	4.00%, 07/01/23	338,973
105,000	State of Arizona, Certificates of Participation (CP) 5.00%, 10/01/21	113,219
		3,869,308
California: 12.8%
100,000	ABAG Finance Authority for Nonprofit Corporations, Series A (RB) 5.00%, 08/01/21	107,922
250,000	Anaheim Housing and Public Improvements Authority, Series B (RB) 5.00%, 04/01/23 (c)	283,535
475,000	Bay Area Toll Authority, Series G (RB) 2.00%, 10/01/23 (c) (p)	478,320
500,000	Bay Area Toll Authority, Toll Bridge Revenue, Series E (RB) 2.00%, 10/01/20 (c) (p)	501,040
500,000	California Health Facilities Financing Authority, St. Joseph Health System, Series C (RB) 5.00%, 10/18/22 (p)	554,935
100,000	California Infrastructure and Economic Development Bank, Clean Water State (RB) 5.00%, 10/01/24	118,633
325,000	California Municipal Finance Authority, Community Medical Centers, Series A (RB) 5.00%, 02/01/22	351,565
360,000	California State Department of Water Resources, Central Valley Project (RB) 5.00%, 12/01/21	393,322
720,000	California State Department of Water Resources, Power Supply Revenue, Series O (RB) 5.00%, 05/01/21	771,322

See Notes to Financial Statements

74

Principal Amount		Value

California: (continued)
$85,000	California State Public Works Board, Department of Corrections and Rehabilitation, Series E (RB) 5.00%, 09/01/20	$88,834
1,215,000	California State Public Works Board, Series D (RB) 5.00%, 09/01/23	1,384,322
450,000	California State Public Works Board, Various Capital Projects, Series B (RB) 5.00%, 10/01/22	500,058
320,000	California State University, Series A (RB) 5.00%, 11/01/21	347,862
70,000	California State University, Series B-2 (RB) 4.00%, 05/01/21 (c) (p)	73,270
	California State, Various Purpose (GO)
600,000	5.00%, 09/01/23	684,426
250,000	5.00%, 10/01/23	285,802
100,000	City and County of San Francisco, Series B (CP) 5.00%, 04/01/25	119,822
250,000	City and County of San Francisco, Series R-1 (GO) 5.00%, 06/15/21	268,703
275,000	City of Bakersfield, Wastewater Revenue, Series A (RB) 5.00%, 09/15/21	297,877
150,000	City of Los Angeles, Department of Airports, Series C (RB) 4.00%, 05/15/20	154,107
500,000	Contra Costa Transportation Authority Sales Tax, Series A (RB) 5.00%, 03/01/21	532,410
285,000	Department of Airports of the City of Los Angeles, Series C (RB) 5.00%, 05/15/22	316,270
275,000	Elk Grove Unified School District (GO) 5.00%, 08/01/21	296,656
500,000	Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement, Series A (RB) 5.00%, 06/01/22	549,425
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
700,000	5.00%, 06/01/21	744,793
1,000,000	5.00%, 06/01/23	1,112,000
250,000	Los Angeles Community College District, Series A (GO) 5.00%, 08/01/20	261,180
500,000	Los Angeles Community College District, Series J (GO) 3.00%, 08/01/23	532,885
	Los Angeles Department of Water and Power, Series A (RB)
35,000	5.00%, 07/01/21	37,672
250,000	5.00%, 07/01/23	286,420
115,000	Los Angeles Department of Water and Power, Series B (RB) 5.00%, 07/01/20	119,787
Principal Amount		Value

California: (continued)
$200,000	Los Angeles Department of Water and Power, Series D (RB) 5.00%, 07/01/22	$222,048
	Los Angeles Unified School District, Series A (GO)
10,000	4.00%, 07/01/21	10,501
60,000	5.00%, 07/01/21	64,274
750,000	5.00%, 07/01/24	870,802
130,000	Los Angeles Unified School District, Series B (GO) 5.00%, 07/01/23	147,414
	Los Angeles Unified School District, Series C (GO)
335,000	5.00%, 07/01/20	348,511
140,000	5.00%, 07/01/21	149,974
35,000	Metropolitan Water District of Southern California, Series E (RB) 5.00%, 07/01/21	37,688
1,000,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,081,820
	Oakland Unified School District (GO) (AGM)
515,000	5.00%, 08/01/21	555,798
430,000	5.00%, 08/01/23	485,083
100,000	Orange County Sanitation District (RB) 5.00%, 02/01/24	116,657
930,000	Public Utilities Commission of the City and County of San Francisco, Wastewater Revenue, Series B (RB) 2.13%, 04/01/23 (c) (p)	941,327
15,000	Public Utilities Commission of the City and County of San Francisco, Water Revenue, Series A (RB) 5.00%, 11/01/22	16,838
240,000	Regents of the University of California, Medical Center Pooled Revenue, Series L (RB) 5.00%, 05/15/21	257,232
420,000	Regents of the University of California, Series AO (RB) 5.00%, 05/15/21	450,421
100,000	Riverside County Transportation Commission, Series A (RB) 5.00%, 06/01/21	107,453
250,000	Riverside County Transportation Commission, Series B (RB) 5.00%, 06/01/25	302,422
300,000	Sacramento County, Airport System, Series B (RB) 5.00%, 07/01/23	341,484
15,000	Sacramento County, Sanitation District Financial Authority, Series A (RB) 5.00%, 12/01/21	16,376
125,000	Sacramento Municipal Utility District, Series D (RB) 5.00%, 08/15/24	147,785
25,000	San Diego Public Facilities Financing Authority (RB) 5.00%, 05/15/22	27,688

See Notes to Financial Statements

75

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
$100,000	San Francisco Community College District (GO) 5.00%, 06/15/24	$117,482
10,000	San Francisco State Building Authority, Civic Center Complex, Series A (RB) 5.00%, 12/01/21	10,891
285,000	San Francisco Unified School District, Proposition A (GO) 2.00%, 06/15/22	289,822
	State of California, Various Purpose (GO)
300,000	4.00%, 11/01/24	336,654
100,000	5.00%, 08/01/20	104,472
500,000	5.00%, 09/01/21	539,250
300,000	5.00%, 09/01/21	323,550
145,000	5.00%, 08/01/22	160,660
265,000	5.00%, 09/01/22	294,330
450,000	5.00%, 10/01/22	501,007
500,000	5.00%, 09/01/23	570,355
1,000,000	5.00%, 09/01/23	1,140,710
525,000	5.00%, 11/01/23	601,503
100,000	5.00%, 03/01/24	115,509
100,000	5.00%, 10/01/24	117,209
250,000	5.00%, 11/01/24	293,627
100,000	5.00%, 03/01/25	118,340
300,000	Stockton Unified School District (GO) 5.00%, 08/01/23	340,929
500,000	University of California, Series AT (RB) 1.40%, 11/15/20 (c) (p)	496,605
		25,727,676
Colorado: 0.6%
125,000	Boulder Valley School District No. RE-2, Series B (GO) (SAW) 4.00%, 12/01/23	137,913
250,000	City of Aurora, Water Revenue, First Lien (RB) 5.00%, 08/01/22	276,665
500,000	Colorado Higher Education, Series A (CP) 5.00%, 11/01/23	570,525
125,000	Denver City and County School District No. 1 (GO) (SAW) 5.00%, 12/01/20	131,646
140,000	Regional Transportation District, Series A (CP) 5.00%, 06/01/20	145,001
		1,261,750
Connecticut: 3.9%
215,000	City of New Haven, Series A (GO) (AGM) 5.00%, 08/15/24	244,543
350,000	City of New Haven, Series B (GO) (AGM) 5.00%, 08/01/22	381,867
390,000	State of Connecticut Health and Educational Facilities Authority, Yale University, Series C-2 (RB) 5.00%, 02/01/23 (p)	436,078
	State of Connecticut, Series A (RB)
270,000	5.00%, 09/01/20	281,594
280,000	5.00%, 03/15/23	311,447
265,000	5.00%, 04/15/23	295,372
Principal Amount		Value

Connecticut: (continued)
	State of Connecticut, Series B (GO)
$375,000	4.00%, 05/15/23	$404,044
290,000	5.00%, 05/15/21	308,110
	State of Connecticut, Series C (GO)
250,000	5.00%, 06/15/23	279,768
125,000	5.00%, 06/15/24	142,670
	State of Connecticut, Series D (GO)
115,000	5.00%, 06/15/20	119,188
300,000	5.00%, 08/15/23	337,038
	State of Connecticut, Series E (GO)
175,000	5.00%, 09/01/22	192,274
350,000	5.00%, 10/15/22	385,763
290,000	State of Connecticut, Series G (GO) 3.00%, 11/01/20	295,507
	State of Connecticut, Special Tax Obligation, Series A (RB)
100,000	5.00%, 08/01/20	104,028
305,000	5.00%, 01/01/22	329,778
325,000	5.00%, 09/01/22	358,520
480,000	5.00%, 01/01/23	532,978
375,000	5.00%, 04/15/23	417,979
300,000	5.00%, 08/01/23	338,298
100,000	5.00%, 09/01/23	112,996
175,000	5.00%, 09/01/23	197,743
400,000	State of Connecticut, Special Tax Obligation, Series B (RB) 5.00%, 08/01/23	451,064
	University of Connecticut, Series A (RB)
170,000	5.00%, 01/15/22	183,959
370,000	5.00%, 02/15/24	419,772
		7,862,378
Delaware: 0.5%
150,000	Delaware Transportation Authority (RB) 5.00%, 07/01/22	165,603
650,000	State of Delaware, Series B (GO) 5.00%, 07/01/23	738,757
		904,360
District of Columbia: 1.0%
	District of Columbia, Series A (GO)
200,000	5.00%, 06/01/20	207,276
1,020,000	5.00%, 06/01/21	1,090,798
440,000	5.00%, 06/01/22	484,612
225,000	Washington Metropolitan Area Transit Authority, Series A-1 (RB) 5.00%, 07/01/24	261,603
		2,044,289
Florida: 3.8%
	Citizens Property Insurance Corp., Series A-1 (RB)
130,000	5.00%, 12/01/19 (c)	132,428
450,000	5.00%, 12/01/21 (c)	486,162
265,000	City of Jacksonville, Series B (RB) 5.00%, 10/01/24	305,704
245,000	Florida Department of Environmental Protection, Series A (RB) 5.00%, 07/01/20	254,477
200,000	Hillsborough County (RB) 5.00%, 11/01/21	216,234

See Notes to Financial Statements

76

Principal Amount		Value

Florida: (continued)
$460,000	Miami Beach Redevelopment Agency, City Center and Historical Convention Village, Series B (TA) 5.00%, 02/01/24	$526,360
110,000	Miami-Dade County, Building Better Communities Program, Series B (GO) 5.00%, 07/01/20	114,358
	Miami-Dade County, Expressway Authority, Toll System Revenue, Series B (RB)
50,000	5.00%, 07/01/20	51,904
250,000	5.00%, 07/01/21	267,313
85,000	Miami-Dade County, School Board Foundation, Inc., Series A (CP) 5.00%, 05/01/20	87,762
	Miami-Dade County, Water and Sewer System (RB)
185,000	5.00%, 10/01/20	193,677
495,000	5.00%, 10/01/23	564,755
100,000	Palm Beach County School Board, Series B (CP) 5.00%, 08/01/22	110,432
270,000	School District of Broward County, Series A (CP) 5.00%, 07/01/22	296,681
210,000	School District of Broward County, Series C (CP) 5.00%, 07/01/24	243,037
	State of Florida, Board of Education, Lottery Revenue, Series A (RB)
100,000	5.00%, 07/01/21	107,168
450,000	5.00%, 07/01/23	510,084
1,150,000	State of Florida, Board of Education, Public Education Capital Outlay, Series A (GO) 5.00%, 06/01/24	1,336,162
130,000	State of Florida, Board of Education, Public Education Capital Outlay, Series B (GO) 5.00%, 06/01/23	147,256
125,000	State of Florida, Board of Education, Public Education Capital Outlay, Series C (GO) 5.00%, 06/01/22	137,674
	State of Florida, Board of Education, Public Education Capital Outlay, Series D (GO)
250,000	5.00%, 06/01/20	259,203
275,000	5.00%, 06/01/21	294,206
150,000	5.00%, 06/01/23	169,911
	State of Florida, Board of Education, Public Education Capital Outlay, Series E (GO)
225,000	5.00%, 06/01/23	254,867
100,000	5.00%, 06/01/24	116,188
	State of Florida, Department of Management Services, Series A (CP)
275,000	5.00%, 08/01/22	304,056
180,000	5.00%, 09/01/23	205,166
		7,693,225
Principal Amount		Value

Georgia: 3.2%
$500,000	Burke County Development Authority, Series F (RB) 3.00%, 02/01/23 (p)	$504,240
290,000	Georgia State Road and Tollway Authority, Series B (RB) 5.00%, 06/01/21	310,007
500,000	Main Street Natural Gas, Inc., Series A (RB) 4.00%, 06/01/23 (c) (p)	539,800
500,000	Main Street Natural Gas, Inc., Series C (RB) 4.00%, 06/01/23	536,665
1,000,000	Monroe County Industrial Development Agency (RB) 2.35%, 12/11/20 (p)	996,700
200,000	Municipal Electric Authority of Georgia, Series A (RB) 4.00%, 01/01/21	206,344
730,000	Richmond County, Board of Education (GO) (SAW) 5.00%, 10/01/21	788,407
	State of Georgia, Series A (GO)
50,000	5.00%, 02/01/21	52,943
480,000	5.00%, 02/01/22	523,954
160,000	5.00%, 02/01/23	179,771
15,000	5.00%, 02/01/23	16,854
1,000,000	State of Georgia, Series E (GO) 5.00%, 12/01/24	1,178,640
460,000	State of Georgia, Series F (GO) 5.00%, 07/01/21	493,378
		6,327,703
Hawaii: 1.1%
120,000	City and County of Honolulu, Series B (GO) 5.00%, 10/01/23	137,131
115,000	City and County of Honolulu, Wastewater System, Series A (RB) 5.00%, 07/01/24	133,523
110,000	State of Hawaii (GO) 5.00%, 10/01/24	128,744
200,000	State of Hawaii, Series EP (GO) 5.00%, 08/01/20	208,486
120,000	State of Hawaii, Series EZ (GO) 5.00%, 10/01/23	137,021
500,000	State of Hawaii, Series FB (GO) 5.00%, 04/01/21	532,010
700,000	State of Hawaii, Series FE (GO) 5.00%, 10/01/23	799,288
100,000	State of Hawaii, Series FT (GO) 5.00%, 01/01/23	111,904
		2,188,107
Idaho: 0.2%
450,000	Idaho Health Facilities Authority, Trinity Health Credit Group, Series D (RB) 5.00%, 12/01/21	487,111
Illinois: 5.2%
115,000	Chicago O’Hare International Airport (RB) 5.00%, 01/01/24	131,215

See Notes to Financial Statements

77

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Illinois: (continued)
	Chicago O’Hare International Airport, Series B (RB)
$100,000	5.00%, 01/01/22	$108,423
270,000	5.00%, 01/01/24	308,070
	Chicago O’Hare International Airport, Series C (RB)
250,000	5.00%, 01/01/22	271,058
100,000	5.00%, 01/01/22	108,423
150,000	5.00%, 01/01/23	167,063
	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB)
380,000	5.00%, 06/01/22	411,483
350,000	5.00%, 06/01/23	387,401
	City of Chicago, Water Revenue, Second Lien (RB)
215,000	5.00%, 11/01/20	224,598
525,000	5.00%, 11/01/23	587,459
	City of Springfield, Electric Revenue, Senior Lien (RB)
165,000	5.00%, 03/01/23	183,353
235,000	5.00%, 03/01/24	266,532
130,000	5.00%, 03/01/25	150,398
	Illinois Finance Authority of Clean Water Initiative (RB)
310,000	4.00%, 01/01/23	334,775
340,000	5.00%, 07/01/22	374,483
250,000	5.00%, 01/01/23	278,815
155,000	5.00%, 01/01/24	177,227
250,000	Illinois Finance Authority, Series A (RB) 5.00%, 07/15/23	282,365
210,000	Illinois Finance Authority, University of Chicago, Series A (RB) 5.00%, 10/01/24	246,021
120,000	McHenry County Conservation District (GO) 5.00%, 02/01/21	126,828
250,000	Regional Transportation Authority (RB) 5.00%, 07/01/24	286,537
370,000	Sales Tax Securitization Corp., Series A (RB) 5.00%, 01/01/23	404,354
	State of Illinois (GO)
85,000	5.00%, 05/01/20	87,233
700,000	5.00%, 01/01/21	728,210
100,000	5.00%, 04/01/21	104,622
725,000	5.00%, 06/01/21	761,141
110,000	5.00%, 05/01/22	117,231
350,000	5.00%, 06/01/22	373,604
350,000	5.00%, 02/01/23	374,370
	State of Illinois, Series C (RB)
250,000	4.00%, 06/15/21	258,368
395,000	5.00%, 06/15/22	425,861
740,000	State of Illinois, Series D (GO) 5.00%, 11/01/22	796,262
300,000	State of Illinois, Toll Highway Authority, Series A (RB) 5.00%, 12/01/22	334,602
300,000	University of Illinois, Series A (CP) 5.00%, 08/15/20	311,946
		10,490,331
Principal Amount		Value

Indiana: 0.2%
$110,000	Indiana Finance Authority, Indiana University Health Obligated Group, Series A (RB) 5.00%, 12/01/23	$125,726
250,000	Indiana Municipal Power Agency, Series A (RB) 5.00%, 01/01/22	271,468
		397,194
Iowa: 0.5%
	Iowa Finance Authority (RB)
285,000	5.00%, 08/01/20	297,021
250,000	5.00%, 08/01/23	284,770
25,000	State of Iowa, IJob Program, Series A (RB) 5.00%, 06/01/22	27,527
250,000	State of Iowa, Prison Infrastructure Fund (RB) 5.00%, 06/15/23	283,050
		892,368
Kansas: 0.6%
350,000	Johnson County Unified School District No. 233, Series B (GO) 5.00%, 09/01/22	388,255
230,000	Kansas Development Finance Authority, Series G (RB) 5.00%, 04/01/22	250,176
535,000	State of Kansas, Department of Transportation, Highway Revenue, Series A (RB) 5.00%, 09/01/22	592,924
		1,231,355
Kentucky: 1.8%
220,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/24	251,409
	Kentucky State Property and Building Commission No. 108, Series B (RB)
15,000	5.00%, 08/01/21	15,995
220,000	5.00%, 08/01/22	240,612
	Kentucky State Property and Building Commission No. 112, Series B (RB)
570,000	5.00%, 11/01/22	627,342
320,000	5.00%, 11/01/23	360,115
	Kentucky Turnpike Authority, Series A (RB)
55,000	5.00%, 07/01/20	57,069
20,000	5.00%, 07/01/21	21,336
	Kentucky Turnpike Authority, Series B (RB)
310,000	5.00%, 07/01/22	339,431
300,000	5.00%, 07/01/23	336,327
125,000	5.00%, 07/01/24	143,071
250,000	University of Kentucky, Series B (RB) 5.00%, 10/01/21	269,815
	University of Kentucky, Series D (RB)
430,000	5.00%, 10/01/23	490,793
355,000	5.25%, 10/01/20	372,885
		3,526,200

See Notes to Financial Statements

78

Principal Amount		Value

Louisiana: 1.0%
$390,000	City of New Orleans (GO) 5.00%, 12/01/20	$409,106
70,000	City of New Orleans, Sewerage Service (RB) 5.00%, 06/01/22	76,193
175,000	Louisiana Local Government Environmental Facilities and Community Development Authority (RB) 5.00%, 10/01/22	192,871
	Louisiana State Citizens Property Insurance Corp. (RB)
35,000	5.00%, 06/01/20	36,212
310,000	5.00%, 06/01/21	330,661
300,000	5.00%, 06/01/22	329,277
590,000	5.00%, 06/01/23	665,083
		2,039,403
Maryland: 4.4%
35,000	Anne Arundel County (GO) 5.00%, 04/01/23	39,453
500,000	Maryland State Stadium Authority, Baltimore City Public Schools (RB) 5.00%, 05/01/23	562,635
145,000	Maryland Water Quality Financing Administration (RB) 5.00%, 03/01/21	153,964
410,000	Montgomery County, Consolidated Public Improvement, Series B (GO) 5.00%, 12/01/23	470,758
300,000	Montgomery County, Series A (GO) 5.00%, 11/01/22	334,482
455,000	Montgomery County, Series B (GO) 5.00%, 11/01/23	521,303
2,730,000	State of Maryland (GO) 5.00%, 03/15/24	3,157,900
	State of Maryland, Department of Transportation (RB)
15,000	5.00%, 02/01/23	16,848
165,000	5.00%, 09/01/24	193,088
40,000	State of Maryland, Department of Transportation, Second Issue (RB) 5.00%, 06/01/21	42,794
	State of Maryland, Department of Transportation, Third Issue (RB)
100,000	5.00%, 12/15/20	105,511
200,000	5.00%, 12/15/23	229,964
30,000	State of Maryland, First Series A (GO) 5.00%, 03/01/23	33,762
	State of Maryland, Second Series C (GO)
510,000	5.00%, 08/01/21	548,398
635,000	5.00%, 08/01/22	702,945
235,000	5.00%, 08/01/24	274,433
790,000	State of Maryland, State and Local Facilities Loan, First Series (GO) 5.00%, 06/01/22	870,343
145,000	State of Maryland, State and Local Facilities Loan, Second Series (GO) 5.00%, 08/01/22	160,515
Principal Amount		Value

Maryland: (continued)
$170,000	State of Maryland, State and Local Facilities Loan, Second Series C (GO) 5.25%, 08/01/20	$177,715
290,000	Washington Suburban Sanitary District (GO) 4.00%, 06/01/20	297,517
		8,894,328
Massachusetts: 1.7%
	Commonwealth of Massachusetts, Federal Highway Grant Anticipation, Series A (RB)
20,000	5.00%, 06/15/21 (c)	21,409
150,000	5.00%, 06/15/23 (c)	169,836
85,000	Commonwealth of Massachusetts, Series A (RB) 5.00%, 06/01/20	88,148
10,000	Commonwealth of Massachusetts, Series C (GO) 5.00%, 10/01/21	10,808
900,000	Commonwealth of Massachusetts, Series D (GO) 5.00%, 07/01/23	1,022,112
125,000	Massachusetts Bay Transportation Authority (RB) 4.00%, 12/01/21	132,624
	Massachusetts Development Finance Agency, Care Group, Series H-1 (RB)
480,000	5.00%, 07/01/21	509,338
500,000	5.00%, 07/01/22	544,410
325,000	Massachusetts Development Finance Agency, Care Group, Series I (RB) 5.00%, 07/01/21	344,864
10,000	Massachusetts Development Finance Agency, Harvard University, Series A (RB) 5.00%, 07/15/22	11,089
30,000	Massachusetts Development Finance Agency, Healthcare System, Series Q (RB) 5.00%, 07/01/22	33,052
250,000	Massachusetts State Water Resources Authority, Series C (RB) 5.00%, 08/01/22	277,253
220,000	Massachusetts Water Resources Authority, Series C (RB) 5.00%, 08/01/23	250,987
		3,415,930
Michigan: 1.9%
	Michigan Finance Authority, Beaumont Health Credit Group, Series A (RB)
165,000	4.00%, 08/01/20	169,516
295,000	5.00%, 08/01/22	324,889
750,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-3 (RB) (AGM) 5.00%, 07/01/21	802,102

See Notes to Financial Statements

79

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Michigan: (continued)
$500,000	Michigan Finance Authority, Detroit Water and Sewerage Department, Senior Lien, Series C-5 (RB) 5.00%, 07/01/20	$518,690
200,000	Michigan Finance Authority, Henry Ford Health System (RB) 5.00%, 11/15/21	215,392
100,000	Michigan State Building Authority, Series I (RB) 5.00%, 04/15/23	112,761
500,000	Michigan Strategic Fund, Detroit Edison Company Pollution Control Project, Series CC (RB) 1.45%, 09/01/21 (p)	487,335
500,000	Regents of University of Michigan, Series A (RB) 5.00%, 04/01/23	564,220
	Royal Oak Hospital Finance Authority, William Beaumont Hospital Obligated Group, Series D (RB)
250,000	2.25%, 09/01/20	251,865
35,000	5.00%, 09/01/21	37,572
175,000	State of Michigan (RB) 5.00%, 03/15/24	201,191
145,000	Wayne County Airport Authority, Series C (RB) 5.00%, 12/01/23	165,181
		3,850,714
Minnesota: 1.9%
750,000	Regents of University of Minnesota, Series B (RB) 5.00%, 12/01/22	837,615
370,000	Rosemount-Apple Valley-Eagan Independent School District No. 196 (GO) (SD CRED PROG) 5.00%, 02/01/22	403,674
290,000	State of Minnesota, 911 Services Revenue (RB) 5.00%, 06/01/21	309,943
435,000	State of Minnesota, Series E (GO) 3.00%, 08/01/21	448,133
475,000	State of Minnesota, State Trunk Highway, Series E (GO) 3.00%, 08/01/24	503,946
150,000	State of Minnesota, Various Purpose, Series A (GO) 5.00%, 08/01/21	161,121
	State of Minnesota, Various Purpose, Series D (GO)
235,000	5.00%, 08/01/20	244,821
510,000	5.00%, 08/01/22	564,055
380,000	5.00%, 08/01/22	420,276
		3,893,584
Mississippi: 0.2%
	State of Mississippi, Series E (RB)
105,000	5.00%, 10/15/20	109,951
200,000	5.00%, 10/15/21	215,600
		325,551
Principal Amount		Value

Missouri: 1.1%
$1,000,000	City of St. Louis, Missouri Airport, Series A (RB) (AGM) 5.00%, 07/01/23	$1,130,510
260,000	Health and Educational Facilities Authority of the State of Missouri (RB) 5.00%, 11/15/22	288,122
150,000	Missouri Highway and Transportation Commission, First Lien, Series A (RB) 5.00%, 05/01/24	174,155
520,000	Springfield School District No. R-12, Series B (GO) (SAW) 5.00%, 03/01/22	568,870
		2,161,657
Nebraska: 1.5%
500,000	Central Plains Energy Project, Gas Project Crossover, Series A (RB) 5.00%, 10/01/23 (c) (p)	555,410
440,000	Lincoln Electric System, Series A (RB) 5.00%, 09/01/20	459,725
825,000	Metropolitan Utilities District of Omaha, Water System (RB) 5.00%, 12/01/21	894,349
70,000	Nebraska Public Power District, Series A (RB) 5.00%, 01/01/21	73,832
570,000	Omaha Public Power District, Electric System, Series B (RB) 5.00%, 02/01/21	603,145
	Public Power Generation Agency, Whelan Energy Unit 2, Series A (RB)
100,000	5.00%, 01/01/22	108,015
195,000	5.00%, 01/01/23	216,011
		2,910,487
Nevada: 1.3%
230,000	Clark County Flood Control (GO) 5.00%, 11/01/22	256,188
100,000	Clark County Limited Tax Bond Bank, Series A (GO) 5.00%, 11/01/23	114,432
250,000	Clark County School District, Series D (GO) 5.00%, 06/15/23	281,137
250,000	Clark County Water Reclamation District (GO) 5.00%, 07/01/22	276,170
450,000	Clark County, Series B (GO) 5.00%, 11/01/23	514,944
300,000	Las Vegas Valley Water District, Series A (GO) 5.00%, 06/01/22	330,225
300,000	State of Nevada, Highway Improvement, Motor Vehicle Fuel Tax (RB) 5.00%, 12/01/24	352,191
500,000	State of Nevada, Series B (GO) 5.00%, 11/01/21	541,355
		2,666,642

See Notes to Financial Statements

80

Principal Amount		Value

New Jersey: 2.3%
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
$125,000	5.00%, 11/01/23	$139,814
100,000	5.00%, 11/01/24	113,399
145,000	New Jersey Economic Development Authority, Princeton University, Series A (RB) 5.00%, 07/01/20	150,883
160,000	New Jersey Economic Development Authority, Princeton University, Series B (RB) 5.00%, 07/01/22	177,219
125,000	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB) 5.00%, 06/15/22	135,166
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
90,000	5.00%, 06/15/20	92,952
320,000	5.00%, 06/15/21	338,963
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
330,000	5.00%, 06/15/22	356,839
365,000	5.00%, 06/15/23	401,766
225,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24	252,302
35,000	New Jersey Health Care Facilities Financing Authority, Series A (RB) 5.00%, 07/01/20	36,329
125,000	New Jersey Transit Corp., Series A (RB) 5.00%, 09/15/21	133,554
	New Jersey Turnpike Authority, Series C (RB)
100,000	5.00%, 01/01/21	105,457
120,000	5.00%, 01/01/22	130,304
	State of New Jersey, Series T (GO)
225,000	5.00%, 06/01/21	239,234
335,000	5.00%, 06/01/22	365,582
800,000	State of New Jersey, Various Purposes (GO) 5.00%, 06/01/22	873,032
440,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/23	487,929
		4,530,724
New Mexico: 1.6%
655,000	Albuquerque Bernalillo County Water Utility Authority, Senior Lien (RB) 5.00%, 07/01/21	701,950
	Albuquerque Bernalillo County Water Utility Authority, Subordinate Lien, Series B (RB)
335,000	5.00%, 07/01/23	379,009
175,000	5.00%, 07/01/24	202,813
Principal Amount		Value

New Mexico: (continued)
$250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	$248,273
325,000	New Mexico Finance Authority, Series D (RB) 5.00%, 06/01/22	357,848
320,000	State of New Mexico, Series A (GO) 5.00%, 03/01/23	359,750
775,000	State of New Mexico, Series B (RB) 4.00%, 07/01/23	846,455
160,000	State of New Mexico, Severance Tax, Series B (RB) 5.00%, 07/01/21	171,256
		3,267,354
New York: 10.8%
750,000	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB) 5.00%, 07/15/23	835,815
	City of New York, Series A (GO)
670,000	5.00%, 08/01/22	741,013
375,000	5.00%, 08/01/22	414,746
320,000	City of New York, Series C and D (GO) 5.00%, 08/01/23	363,517
	City of New York, Series J (GO)
320,000	5.00%, 08/01/20	333,578
100,000	5.00%, 08/01/21	107,483
100,000	City of Yonkers, Series C (GO) 5.00%, 10/01/23	114,689
50,000	Erie County Industrial Development, Series A (RB) (SAW) 5.00%, 05/01/21	53,451
	Hudson Yards Infrastructure Corp., Series A (RB)
100,000	3.00%, 02/15/22	104,021
210,000	5.00%, 02/15/22	230,097
100,000	5.00%, 02/15/23	112,873
500,000	Long Island Power Authority, Series B (RB) 5.00%, 09/01/22	554,480
30,000	Metropolitan Transportation Authority, Series A (RB) 5.00%, 11/15/22	33,628
	Metropolitan Transportation Authority, Series A-1 (RB)
600,000	5.00%, 11/15/23	681,084
500,000	5.00%, 11/15/24 (p)	573,830
	Metropolitan Transportation Authority, Series A-2 (RB)
250,000	5.00%, 11/15/20	262,378
15,000	5.00%, 11/15/21	16,178
	Metropolitan Transportation Authority, Series B (RB)
335,000	5.00%, 11/15/21	361,301
450,000	5.00%, 11/15/22	498,672
10,000	5.00%, 11/15/22	11,082
165,000	5.00%, 11/15/23	187,298
250,000	5.00%, 11/15/23	283,785
125,000	5.00%, 11/15/24	144,800

See Notes to Financial Statements

81

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
$175,000	Metropolitan Transportation Authority, Series C (RB) 5.00%, 11/15/20	$183,664
500,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 11/15/23	567,570
	Metropolitan Transportation Authority, Series D (RB)
255,000	5.00%, 11/15/21	275,020
10,000	5.00%, 11/15/22	11,082
250,000	Monroe County Industrial Development Agency (RB) (SAW) 5.00%, 05/01/23	283,077
640,000	New York City Housing Development Corp., Multi-Family Housing, Series C-2 (RB) 2.20%, 11/01/20 (c)	643,501
	New York City Transitional Finance Authority, Building Aid Revenue, Series S-1 (RB) (SAW)
790,000	5.00%, 07/15/23	898,151
250,000	5.00%, 07/15/24	292,050
1,000,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series 1 (RB) 5.00%, 11/01/22	1,115,670
	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series C (RB)
90,000	5.00%, 11/01/20	94,550
310,000	5.00%, 11/01/21	335,879
60,000	New York City Transitional Finance Authority, Future Tax Secured Subordinate, Series E-1 (RB) 5.00%, 02/01/22	65,494
500,000	New York City Transitional Finance Authority, Series S-3 (RB) (SAW) 5.00%, 07/15/21 (c)	537,030
125,000	New York State Dormitory Authority (RB) 5.00%, 10/01/24	147,861
	New York State Dormitory Authority, New York NYU Hospitals Center (RB)
100,000	5.00%, 07/01/21	107,212
100,000	5.00%, 07/01/22	110,272
	New York State Dormitory Authority, New York State University, Series A (RB)
195,000	5.00%, 07/01/20	202,726
200,000	5.00%, 03/15/21	212,548
325,000	5.00%, 07/01/22	358,384
250,000	New York State Dormitory Authority, School District, Series A (RB) (SAW) 5.00%, 10/01/22	277,898
285,000	New York State Dormitory Authority, School of Medicine at Mount Sinai, Series A (RB) 4.00%, 07/01/20	292,316
Principal Amount		Value

New York: (continued)
	New York State Dormitory Authority, Series A (RB)
$100,000	5.00%, 03/15/24	$115,832
600,000	5.00%, 03/15/24	694,992
110,000	5.00%, 07/01/24	128,726
100,000	New York State Dormitory Authority, Series B (RB) 5.00%, 03/15/23	112,906
155,000	New York State Dormitory Authority, Series C (RB) 5.00%, 03/15/24	179,540
675,000	New York State Dormitory Authority, State Personal Income Tax, Series A (RB) 5.00%, 02/15/23	759,253
10,000	New York State Dormitory Authority, State Personal Income Tax, Series C (RB) 5.00%, 03/15/23	11,275
	New York State Dormitory Authority, State Personal Income Tax, Series D (RB)
770,000	5.00%, 02/15/22	841,487
815,000	5.00%, 02/15/23	916,728
	New York State Dormitory Authority, State Personal Income Tax, Series E (RB)
900,000	4.00%, 03/15/21	939,951
225,000	5.00%, 03/15/21	239,117
	New York State Dormitory Authority, State Sales Tax, Series A (RB)
250,000	5.00%, 03/15/21	265,685
155,000	5.00%, 03/15/22	169,900
250,000	New York State Housing Finance Agency, Series M (RB) 2.00%, 05/01/21	251,108
	New York State Thruway Authority (RB)
165,000	5.00%, 01/01/24	190,179
200,000	5.00%, 01/01/24	230,520
790,000	New York State Urban Development Corp., State Personal Income, Series A (RB) 5.00%, 03/15/23	891,325
20,000	Sales Tax Asset Receivable Corp., Series A (RB) 5.00%, 10/15/22	22,407
75,000	Triborough Bridge and Tunnel Authority, Series C-1 (RB) 5.00%, 11/15/23	86,299
500,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/22	544,125
		21,623,109
North Carolina: 1.4%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Series A (RB)
115,000	4.00%, 01/15/23	124,327
105,000	5.00%, 01/15/22	114,114

See Notes to Financial Statements

82

Principal Amount		Value

North Carolina: (continued)
$340,000	City of Charlotte, North Carolina Water and Sewer System (RB) 5.00%, 07/01/22	$375,812
290,000	County of Durham (GO) 4.00%, 10/01/24	325,113
150,000	Mecklenburg County, Series A (GO) 5.00%, 09/01/21	161,775
350,000	Mecklenburg County, Series B (GO) 5.00%, 12/01/21	380,348
500,000	State of North Carolina, Grant Anticipation Revenue Vehicle (RB) 5.00%, 03/01/23	560,725
500,000	State of North Carolina, Series A (GO) 5.00%, 06/01/24	581,470
140,000	State of North Carolina, Series C (RB) 5.00%, 05/01/23	158,348
10,000	Wake County, Series A (RB) 5.00%, 12/01/20	10,532
		2,792,564
Ohio: 2.5%
	American Municipal Power, Inc., Series A (RB)
145,000	5.00%, 02/15/21	153,300
15,000	5.00%, 02/15/23	16,743
120,000	City of Cincinnati, Various Purpose, Series A (GO) 5.00%, 12/01/20	126,322
260,000	City of Cleveland, Airport System Revenue, Series B (RB) (AGM) 5.00%, 01/01/23	289,185
250,000	City of Columbus, Various Purpose, Series A (GO) 2.00%, 08/15/20	251,360
100,000	County of Hamilton, Sales Tax, Series A (RB) 5.00%, 12/01/21	108,406
155,000	Hamilton County, Ohio Sales Tax Revenue, Series A (RB) 5.00%, 12/01/23	177,233
790,000	Ohio State Higher Educational Facility, Case Western University (RB) 5.00%, 12/01/23	903,318
100,000	Ohio Water Development Authority, Water Pollution Control, Series A (RB) 5.00%, 06/01/24	116,294
150,000	Ohio Water Development Authority, Water Pollution Control, Series B (RB) 5.00%, 12/01/21	162,927
260,000	State of Ohio, Highway Capital Improvement, Series R (GO) 5.00%, 05/01/22	285,914
200,000	State of Ohio, Highway Capital Improvement, Series S (GO) 5.00%, 05/01/22	219,934
675,000	State of Ohio, Highway Capital Improvement, Series T (GO) 5.00%, 11/01/22	753,077
350,000	State of Ohio, Highway Capital Improvement, Series U (GO) 5.00%, 05/01/23	395,727
Principal Amount		Value

Ohio: (continued)
$930,000	State of Ohio, Infrastructure Improvement, Series C (GO) 5.00%, 09/01/21	$1,002,112
20,000	State of Ohio, Infrastructure Project, Series 1 (RB) 5.00%, 12/15/22	22,368
100,000	State of Ohio, Infrastructure Project, Series 1-A (RB) 5.00%, 12/15/23	114,742
		5,098,962
Oklahoma: 0.3%
500,000	Oklahoma Development Finance Authority, Health System Revenue, Series A (RB) 5.00%, 08/15/22	550,230
10,000	Oklahoma Water Resources Board, Clean Water Program (RB) 5.00%, 04/01/23	11,280
		561,510
Oregon: 0.9%
250,000	City of Portland, Water System, First Lien, Series A (RB) 5.00%, 04/01/21	266,103
200,000	Medford School District No. 549C (GO) (SBG) 5.00%, 12/15/20	210,956
10,000	Oregon State Lottery, Department of Administrative Services, Series B (RB) 5.00%, 04/01/23	11,284
285,000	Oregon State Lottery, Department of Administrative Services, Series C (RB) 5.00%, 04/01/23	321,605
	State of Oregon, Department of Transportation, Highway User Tax, Senior Lien, Series A (RB)
165,000	5.00%, 11/15/23	189,156
225,000	5.00%, 11/15/24	264,512
365,000	State of Oregon, Series A (GO) 5.00%, 05/01/22	401,157
25,000	Washington County, Series B (GO) 5.00%, 03/01/23	28,135
		1,692,908
Pennsylvania: 3.8%
385,000	Allegheny County Sanitary Authority, Sewer Revenue (RB) 5.00%, 12/01/22	427,985
	City of Philadelphia, Gas Works Revenue, Thirteenth Series (RB)
400,000	5.00%, 08/01/20	416,160
500,000	5.00%, 08/01/21	534,090
310,000	City of Philadelphia, Water and Wastewater Revenue (RB) 5.00%, 10/01/22	344,156
100,000	City of Philadelphia, Water and Wastewater Revenue, Series B (RB) 5.00%, 07/01/22	110,239
250,000	Commonwealth Financing Authority (RB) 5.00%, 06/01/23	279,928

See Notes to Financial Statements

83

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Pennsylvania: (continued)
$380,000	Commonwealth of Pennsylvania (GO) 5.00%, 01/15/22	$412,984
150,000	Commonwealth of Pennsylvania, First Series (GO) 5.00%, 03/15/21	159,182
	Commonwealth of Pennsylvania, Second Series (GO)
580,000	5.00%, 01/15/21	612,376
250,000	5.00%, 08/15/22	276,213
590,000	5.00%, 09/15/22	653,372
370,000	5.00%, 01/15/23	413,501
270,000	Lancaster County Hospital Authority University of Pennsylvania Health System, Series B (RB) 5.00%, 08/15/22	297,945
500,000	Montgomery County, Higher Education and Health Authority Thomas Jefferson University, Series A (RB) 5.00%, 09/01/23	563,650
150,000	Northampton County, General Purpose Authority (RB) 5.00%, 11/01/23	171,018
310,000	Pennsylvania Economic Development Financing Authority (RB) 5.00%, 03/15/24	355,300
175,000	Pennsylvania Higher Educational Facilities Authority, Series AT-1 (RB) 5.00%, 06/15/23	196,945
350,000	Pennsylvania Higher Educational Facilities Authority, University of Pennsylvania Health System (RB) 5.00%, 08/15/21	375,651
	Pennsylvania State University, Series B (RB)
315,000	5.00%, 09/01/21	339,349
350,000	5.00%, 09/01/22	388,013
	School District of Philadelphia, Series F (GO) (SAW)
100,000	5.00%, 09/01/22	109,464
120,000	5.00%, 09/01/24	136,225
115,000	Southeastern Pennsylvania Transportation Authority (RB) 5.00%, 06/01/23	129,587
		7,703,333
Rhode Island: 0.3%
	Rhode Island Commerce Corp., Series A (RB)
25,000	5.00%, 06/15/21	26,675
105,000	5.00%, 06/15/22	115,169
70,000	State of Rhode Island, Series D (GO) 5.00%, 08/01/20	72,944
440,000	Tobacco Settlement Financing Corp., Series A (RB) 5.00%, 06/01/22	472,410
		687,198
South Carolina: 1.7%
400,000	Beaufort County School District, Series A (GO) 5.00%, 03/01/20	411,436
Principal Amount		Value

South Carolina: (continued)
$250,000	Charleston Educational Excellence Finance Corp. (RB) 5.00%, 12/01/24	$293,057
500,000	County of York (GO) (SAW) 5.00%, 04/01/24	580,050
700,000	Patriots Energy Group Financing Agency, Series A (RB) 4.00%, 11/01/23 (c) (p)	759,430
575,000	SCAGO Educational Facilities Corp. for Pickens School District (RB) 5.00%, 12/01/21	621,816
350,000	State of South Carolina, Series B (GO) (SAW) 5.00%, 04/01/24	405,678
330,000	York County, South Carolina Fort Mill School District No. 4, Series B (GO) 5.00%, 03/01/23	370,993
		3,442,460
Tennessee: 0.9%
10,000	City of Chattanooga, Tennessee Electric System, Series A (RB) 5.00%, 09/01/20	10,452
	Metropolitan Government of Nashville and Davidson County (GO)
200,000	5.00%, 07/01/23	227,050
200,000	5.00%, 07/01/24	232,752
100,000	State of Tennessee, School Bond Authority, Series B (RB) 5.00%, 11/01/20	105,056
435,000	State of Tennessee, Series A (GO) 5.00%, 08/01/20	453,457
500,000	Tennergy Corp., Series A (RB) 5.00%, 07/01/24 (c) (p)	571,905
250,000	Tennessee Energy Acquisition Corp., Series A (RB) 4.00%, 02/01/23 (c) (p)	265,053
		1,865,725
Texas: 10.1%
300,000	Aldine Independent School District, Series A (GO) 5.00%, 02/15/23	336,381
50,000	Alvin Independent School District, Series C (GO) 5.00%, 02/15/21	52,972
	Austin Independent School District, Series B (GO)
250,000	5.00%, 08/01/22	276,163
680,000	5.00%, 08/01/24	790,758
725,000	Bexar County Hospital District (GO) 5.00%, 02/15/24	832,880
240,000	Board of Regents of the Texas State University System, Series A (RB) 5.00%, 03/15/22	262,644
10,000	Board of Regents of the Texas State University System, Series D (RB) 5.00%, 08/15/22	11,076
250,000	Board of Regents of the University of North Texas, Series A (RB) 5.00%, 04/15/22	273,950

See Notes to Financial Statements

84

Principal Amount		Value

Texas: (continued)
$110,000	Central Texas Turnpike System (RB) 5.00%, 04/01/20 (c) (p)	$113,033
15,000	City of Austin, Electric Utility, Series A (RB) 5.00%, 11/15/22	16,710
440,000	City of Austin, Water and Wastewater System (RB) 5.00%, 11/15/22	489,988
310,000	City of Austin, Water and Wastewater System, Series A (RB) 5.00%, 05/15/22	340,411
	City of Dallas (GO)
225,000	5.00%, 02/15/21	238,167
500,000	5.00%, 02/15/22	544,985
250,000	5.00%, 02/15/24	286,827
105,000	City of Fort Worth (GO) 5.00%, 03/01/24	120,810
350,000	City of Fort Worth, Series A (GO) 5.00%, 03/01/23	392,507
65,000	City of Frisco, Series A (GO) 5.00%, 02/15/22	70,904
250,000	City of Houston, Airport System, Series D (RB) 5.00%, 07/01/24	289,465
	City of Houston, Combined Utility System, First Lien, Series C (RB)
100,000	4.00%, 05/15/21	104,747
390,000	5.00%, 05/15/20	403,568
100,000	5.00%, 05/15/23	112,806
150,000	5.00%, 05/15/24	173,462
	City of Houston, Combined Utility System, First Lien, Series D (RB)
440,000	5.00%, 11/15/20	462,541
130,000	5.00%, 11/15/21	140,847
	City of Houston, Series A (GO)
250,000	5.00%, 03/01/23	279,770
125,000	5.00%, 03/01/23	139,885
50,000	City of San Antonio, Electric and Gas Systems (RB) 5.00%, 02/01/22	54,466
65,000	City of San Antonio, General Improvement (GO) 5.00%, 02/01/21	68,791
115,000	Colorado River Municipal Water District (RB) 5.00%, 01/01/24	131,603
150,000	Conroe Independent School District (GO) 5.00%, 02/15/23	168,309
125,000	Cypress-Fairbanks Independent School District (GO) 5.00%, 02/15/24	143,973
700,000	Cypress-Fairbanks Independent School District, Series C (GO) 5.00%, 02/15/23	785,715
115,000	Dallas Area Rapid Transit, Senior Lien, Series A (RB) 5.00%, 12/01/22	128,349
Principal Amount		Value

Texas: (continued)
$375,000	Dallas County, Texas Combination Tax and Parking Garage (GO) 5.00%, 08/15/23	$425,929
150,000	Dallas/Fort Worth International Airport, Series E (RB) 5.00%, 11/01/20	157,493
	Fort Worth Independent School District (GO)
125,000	5.00%, 02/15/21	132,429
100,000	5.00%, 02/15/22	109,111
150,000	5.00%, 02/15/24	172,692
200,000	Harris County, Houston Sports Authority, Senior Lien, Series A (RB) 5.00%, 11/15/20	209,590
320,000	Harris County, Series A (GO) 5.00%, 10/01/22	355,597
	Houston Independent School District (GO)
450,000	5.00%, 02/15/21	476,743
680,000	5.00%, 02/15/22	741,955
155,000	5.00%, 02/15/24	178,448
165,000	Houston Independent School District, Limited Tax School House, Series A (GO) 5.00%, 02/15/24	189,961
70,000	Houston Independent School District, Public Facility Corp. (RB) 5.00%, 09/15/20	73,239
650,000	Houston Independent School District, Series A (GO) 5.00%, 02/15/23	729,592
440,000	Metropolitan Transit Authority of Harris County, Series A (RB) 5.00%, 11/01/24	515,266
160,000	New Hope Cultural Education Facilities Finance Corp., Children’s Health System, Series A (RB) 5.00%, 08/15/23	181,234
70,000	North Texas Municipal Water District, Water System (RB) 5.00%, 09/01/20	73,148
470,000	Northeast Independent School District (GO) 5.00%, 08/01/21	504,954
390,000	Northwest Independent School District, Series B (GO) 5.00%, 02/15/23	437,603
100,000	Permanent University Fund, Texas A&M University System, Series A (RB) 5.75%, 07/01/24	119,852
	Plano Independent School District (GO)
125,000	5.00%, 02/15/21	132,405
425,000	5.00%, 02/15/22	463,722
	San Antonio Independent School District (GO)
150,000	5.00%, 02/15/21	158,915
200,000	5.00%, 02/15/25	235,460
90,000	San Antonio Water System, Junior Lien, Series A (RB) 5.00%, 05/15/20	93,141

See Notes to Financial Statements

85

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
$490,000	Spring Branch Independent School District, Series A (GO) 5.00%, 02/01/21	$518,493
460,000	State of Texas (GO) 5.00%, 10/01/23	524,612
250,000	Tarrant County Cultural Education Facilities Finance Corp., Texas Health Resources System, Series A (RB) 5.00%, 02/15/24	286,580
710,000	Texas Transportation Commission, State Highway Fund, First Tier (RB) 5.00%, 10/01/23	810,380
205,000	Texas Transportation Commission, State Highway Fund, First Tier, Series A (RB) 5.00%, 04/01/24	236,875
210,000	Texas Transportation Commission, State Mobility Fund (GO) 5.00%, 10/01/20	219,910
350,000	Texas Water Development Board (RB) 5.00%, 08/01/23	397,596
340,000	Texas Water Development Board, Series A (RB) 5.00%, 04/15/23	383,248
345,000	Trinity River Authority, Regional Wastewater System (RB) 3.00%, 08/01/22	359,835
360,000	University of Texas, Series D (RB) 5.00%, 08/15/21	387,227
275,000	University of Texas, Series H (RB) 5.00%, 08/15/23	313,079
		20,345,777
Utah: 0.6%
500,000	State of Utah (GO) 5.00%, 07/01/23	568,275
100,000	University of Utah, Series A (RB) 5.00%, 08/01/23	113,687
385,000	Utah Transit Authority, Subordinated Sales Tax, Series A (RB) 5.00%, 06/15/22	424,012
		1,105,974
Virginia: 2.7%
240,000	City of Alexandria, Series C (GO) (SAW) 5.00%, 07/01/23	273,290
765,000	County of Fairfax, Public Improvement, Series A (GO) (SAW) 5.00%, 10/01/20	801,980
	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series A (RB)
545,000	5.00%, 02/01/22	594,448
60,000	5.00%, 02/01/23	67,298
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series B (RB) 5.00%, 02/01/22	272,683
Principal Amount		Value

Virginia: (continued)
$135,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series C (RB) 5.00%, 02/01/24	$155,539
250,000	Virginia College Building Authority, 21st Century College and Equipment Programs Educational Facilities, Series E (RB) 5.00%, 02/01/23	280,602
125,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series A (RB) 5.00%, 09/01/22	138,921
215,000	Virginia College Building Authority, Educational Facilities, Public Higher Education Financing Program, Series B (RB) (SAW) 5.00%, 09/01/22	239,018
	Virginia Commonwealth Transportation Board (RB)
150,000	5.00%, 09/15/22	166,580
400,000	5.00%, 09/15/23	456,388
175,000	Virginia Commonwealth Transportation Board, Series C (RB) 5.00%, 05/15/23	197,923
	Virginia Public Building Authority, Series A (RB)
160,000	5.00%, 08/01/23	181,970
120,000	5.00%, 08/01/24	139,873
425,000	Virginia Public School Authority, Series A (RB) (SAW) 5.00%, 08/01/24	496,085
395,000	Virginia Resources Authority (RB) 5.00%, 10/01/22	440,192
500,000	Virginia Resources Authority, Series B (RB) 5.00%, 10/01/21	540,620
		5,443,410
Washington: 1.7%
25,000	Central Puget Sound Regional Transit Authority, Series S-1 (RB) 5.00%, 11/01/22	27,865
100,000	County of King (GO) 5.00%, 07/01/24	116,484
	Energy Northwest, Colombia Generating Station Electric, Series A (RB)
465,000	5.00%, 07/01/22	513,067
100,000	5.00%, 07/01/23	113,439
50,000	Port of Seattle, Series B (RB) 5.00%, 03/01/23	55,935
	State of Washington, Motor Vehicle Fuel Tax, Series R-B (GO)
850,000	5.00%, 07/01/22	938,697
1,000,000	5.00%, 07/01/23	1,134,390
200,000	State of Washington, Series A (GO) 5.00%, 07/01/23	226,878

See Notes to Financial Statements

86

Principal Amount		Value

Washington: (continued)
$200,000	State of Washington, Series D (GO) 5.00%, 02/01/24	$230,328
130,000	State of Washington, Various Purpose, Series R-A (GO) 5.00%, 07/01/20	135,119
		3,492,202
West Virginia: 0.2%
410,000	State of West Virginia, Commissioner of Highways, Surface Transportation Improvements, Series A (RB) 5.00%, 09/01/23	465,116
Wisconsin: 1.9%
545,000	City of Madison, Series A (GO) 4.00%, 10/01/22	588,922
100,000	City of Milwaukee, Series N2 (GO) 4.00%, 03/01/23	108,608
225,000	City of Milwaukee, Series N4 (GO) 5.00%, 04/01/24	259,641
125,000	State of Wisconsin (GO) 5.00%, 11/01/21	135,339
	State of Wisconsin, Series 1 (GO)
210,000	5.00%, 11/01/21	227,369
500,000	5.00%, 11/01/22	556,930
	State of Wisconsin, Series A (GO)
110,000	5.00%, 05/01/23 (c)	124,380
750,000	5.00%, 05/01/23 (c)	848,047
Principal Amount		Value

Wisconsin: (continued)
$500,000	Wisconsin Department of Transportation, Series 1 (RB) 5.00%, 07/01/21	$535,840
120,000	Wisconsin Department of Transportation, Series 2 (RB) 5.00%, 07/01/24	139,393
165,000	Wisconsin Health and Educational Facilities Authority, Hospital Sisters Services, Inc., Series A (RB) 5.00%, 11/15/23	187,453
		3,711,922
Total Municipal Bonds (Cost: $196,717,345)		197,609,859

Number of Shares
MONEY MARKET FUND: 0.3% (Cost: $640,172)
640,172	Dreyfus Government Cash Management Fund – Institutional Shares	640,172
Total Investments: 98.7% (Cost: $197,357,517)		198,250,031
Other assets less liabilities: 1.3%		2,624,647
NET ASSETS: 100.0%		$200,874,678

Definitions:
AGM	Assured Guaranty Municipal Corp.
CP	Certificate of Participation
GO	General Obligation
RB	Revenue Bond
SAW	State Aid Withholding
SBG	School Board Guaranteed
SD CRED PROG	Special District Credit Enhancement Program
TA	Tax Allocation

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor

See Notes to Financial Statements

87

VANECK VECTORS AMT-FREE SHORT MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Summary of Investments By Sector	% of Investments	Value
Education	7.8%	$15,374,621
Health Care	4.5	8,966,324
Housing	0.5	894,609
Industrial Revenue	3.9	7,691,780
Leasing	6.4	12,662,644
Local	16.2	32,183,349
Power	3.6	7,139,741
Solid Waste/Resource Recovery	0.0	16,376
Special Tax	10.5	20,760,275
State	23.9	47,378,177
Tobacco	2.1	4,190,610
Transportation	11.0	21,837,946
Water & Sewer	9.3	18,513,407
Money Market Fund	0.3	640,172
	100.0%	$198,250,031

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Municipal Bonds*	$—	$197,609,859	$—	$197,609,859
Money Market Fund	640,172	—	—	640,172
Total	$640,172	$197,609,859	$—	$198,250,031

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

88

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal Amount		Value

CORPORATE BONDS: 0.0% (Cost: $55,996)
South Carolina: 0.0%
$55,996	Anuvia Florida LLC 5.00%, 01/01/29 # ∞	$41,997
MUNICIPAL BONDS: 98.3%
Alabama: 1.1%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
800,000	6.45%, 05/31/19 (c)	804,256
2,415,000	6.45%, 05/31/19 (c)	2,427,848
	Alabama Special Care Facilities Financing Authority, Methodist Home for Aging (RB)
550,000	5.25%, 06/01/25	611,199
500,000	5.75%, 06/01/26 (c)	543,515
2,750,000	6.00%, 06/01/26 (c)	3,022,112
1,390,000	Huntsville-Redstone Village Special Care Facilities Financing Authority (RB) 5.50%, 05/31/19 (c) (d) *	1,145,568
	Jefferson County, Alabama Sewer Revenue, Series D (RB)
9,000,000	6.00%, 10/01/23 (c)	10,481,400
8,000,000	6.50%, 10/01/23 (c)	9,482,080
	Jefferson County, Alabama Sewer Revenue, Series E (RB)
60,000	0.00%, 10/01/23 (c) ^	21,433
100,000	0.00%, 10/01/23 (c) ^	42,241
		28,581,652
Alaska: 0.5%
	Northern Tobacco Securitization Corp., Series A (RB)
7,580,000	5.00%, 05/16/19 (c)	7,419,001
4,680,000	5.00%, 05/16/19 (c)	4,679,813
1,520,000	Northern Tobacco Securitization Corp., Series B (RB) 0.00%, 05/16/19 (c) ^	170,681
		12,269,495
American Samoa: 0.1%
	American Samoa Economic Development Authority, Series A (RB)
250,000	6.50%, 09/01/28	260,498
1,000,000	6.63%, 09/01/25 (c)	1,019,710
500,000	7.13%, 09/01/28 (c)	520,755
		1,800,963
Arizona: 2.5%
	Arizona Industrial Development Authority, American Charter School Foundation Project (RB)
2,940,000	6.00%, 07/01/27 (c)	3,253,139
2,000,000	6.00%, 07/01/27 (c)	2,247,980
	Arizona Industrial Development Authority, Basis School Project, Series A (RB)
250,000	5.13%, 07/01/26 (c)	267,195
500,000	5.25%, 07/01/26 (c)	530,575
500,000	5.38%, 07/01/26 (c)	533,125
Principal Amount		Value

Arizona: (continued)
	Arizona Industrial Development Authority, Basis School Project, Series D (RB)
$515,000	5.00%, 07/01/27 (c)	$539,571
270,000	5.00%, 07/01/27 (c)	283,829
500,000	Arizona Industrial Development Authority, Basis School Project, Series G (RB) (AGM) 5.00%, 07/01/27 (c)	525,610
	Arizona Industrial Development Authority, Doral Academy – Fire Mesa and Red Rock Campus, Series A (RB)
300,000	5.00%, 07/15/27 (c)	317,559
400,000	5.00%, 07/15/27 (c)	428,292
	Arizona Industrial Development Authority, Education Facility, Series A (RB)
1,000,000	5.25%, 07/01/23 (c)	1,007,850
2,800,000	5.50%, 07/01/23 (c)	2,821,756
	Arizona Industrial Development Authority, Great Lakes Living Communities, Third Tier, Series C (RB)
2,500,000	5.00%, 07/01/29 (c)	2,523,650
2,500,000	5.50%, 07/01/29 (c)	2,612,675
1,000,000	Arizona Industrial Development Authority, Kazen Education Project (RB) 5.70%, 07/01/26 (c)	1,083,510
	Glendale Industrial Development Authority, Beatitudes Campus Project (RB)
250,000	4.00%, 11/15/24 (c)	253,228
1,350,000	5.00%, 11/15/24 (c)	1,395,454
1,000,000	5.00%, 11/15/24 (c)	1,051,020
	Glendale Industrial Development Authority, Glencroft Retirement Community Project (RB)
600,000	5.00%, 11/15/26 (c)	620,148
650,000	5.25%, 11/15/26 (c)	669,130
400,000	5.25%, 11/15/26 (c)	410,500
	Industrial Development Authority of Phoenix, Basis Schools, Inc. Project, Series A (RB)
500,000	4.00%, 07/01/25	518,510
1,000,000	5.00%, 07/01/25 (c)	1,040,790
1,500,000	5.00%, 07/01/25 (c)	1,587,870
500,000	5.00%, 07/01/25 (c)	520,670
675,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project (RB) 5.00%, 07/01/25 (c)	701,791
750,000	Industrial Development Authority of Phoenix, Legacy Traditional School Project, Series A (RB) 5.00%, 07/01/26 (c)	796,755

See Notes to Financial Statements

89

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Arizona: (continued)
	Industrial Development Authority of the City of Phoenix, Downtown Student Housing, Series A (RB)
$500,000	5.00%, 07/01/28 (c)	$560,030
650,000	5.00%, 07/01/28 (c)	735,078
3,000,000	Industrial Development Authority of the City of Phoenix, Guam Facilities Foundation, Inc. (RB) 5.38%, 02/01/24 (c)	3,000,000
750,000	Maricopa County Industrial Development Authority, Paradise School Project (RB) 5.00%, 07/01/26 (c)	788,632
400,000	Peoria Industrial Development Authority, Sierra Winds Life Care Community Project, Series A (RB) 5.00%, 11/15/24	406,952
	Pima County Industrial Development Authority, American Leadership Academy (RB)
1,250,000	4.13%, 06/15/22 (c)	1,266,575
3,540,000	5.00%, 06/15/22 (c)	3,597,985
3,000,000	5.00%, 06/15/22 (c)	3,053,550
	Pima County Industrial Development Authority, Edkey Charter Schools Project (RB)
250,000	5.25%, 07/01/26 (c)	227,923
250,000	5.38%, 07/01/26 (c)	221,438
250,000	5.50%, 07/01/26 (c)	220,900
295,000	6.00%, 07/01/20 (c)	293,599
1,000,000	6.00%, 07/01/20 (c)	949,750
	Salt Verde Financial Corp. (RB)
5,540,000	5.00%, 12/01/32	6,846,110
6,055,000	5.00%, 12/01/37	7,635,476
290,000	5.25%, 12/01/23	327,401
305,000	5.25%, 12/01/24	351,052
265,000	5.25%, 12/01/25	310,569
215,000	5.25%, 12/01/27	259,892
245,000	5.25%, 12/01/28	299,770
315,000	5.50%, 12/01/29	396,418
1,000,000	Tempe Industrial Development Authority, Friendship Village of Tempe, Series A (RB) 6.25%, 12/01/21 (c)	1,057,120
	Tempe Industrial Development Authority, Mirabella at ASU Project, Series A (RB)
1,000,000	6.00%, 10/01/27 (c)	1,111,460
500,000	6.13%, 10/01/27 (c)	548,655
2,100,000	6.13%, 10/01/27 (c)	2,312,016
		65,320,533
Arkansas: 0.1%
	Pulaski County Public Facilities Board, Carti Project (RB)
715,000	5.25%, 07/01/23 (c)	725,510
735,000	5.50%, 07/01/23 (c)	744,518
		1,470,028
Principal Amount		Value

California: 13.3%
	Alameda Corridor Transportation Authority, Second Subordinate Lien, Series B (RB)
$2,055,000	5.00%, 10/01/26 (c)	$2,319,746
5,000,000	5.00%, 10/01/26 (c)	5,628,550
3,000,000	5.00%, 10/01/26 (c)	3,405,090
1,650,000	5.00%, 10/01/26 (c)	1,867,998
	Anaheim Community Facilities District No. 08-1 (ST)
500,000	4.00%, 09/01/23 (c)	510,180
750,000	4.00%, 09/01/23 (c)	767,205
200,000	4.00%, 09/01/23 (c)	206,408
	Antelope Valley Healthcare District, Series A (RB)
300,000	5.00%, 03/01/26 (c)	310,668
1,250,000	5.25%, 03/01/26 (c)	1,336,575
500,000	California Community College Financing Authority, Orange Coast College Project (RB) 5.25%, 05/01/28 (c)	562,910
1,000,000	California Community Housing Agency Workforce, Series A (RB) 5.00%, 04/01/29 (c)	1,064,290
	California County Tobacco Securitization Agency (RB)
1,200,000	5.45%, 05/16/19 (c)	1,221,156
3,555,000	5.60%, 05/16/19 (c)	3,557,453
8,190,000	5.70%, 05/16/19 (c)	8,193,358
30,000	California County Tobacco Securitization Agency, Alameda County Tobacco Asset Securitization Corp. (RB) 5.88%, 05/31/19 (c)	30,305
105,000	California County Tobacco Securitization Agency, Gold Country Settlement Funding Corp. (RB) 5.25%, 05/16/19 (c)	102,809
	California County Tobacco Securitization Agency, Golden Gate Tobacco, Series A (RB)
4,115,000	5.00%, 05/16/19 (c)	4,114,835
15,000	5.00%, 05/16/19 (c)	15,000
25,000	California County Tobacco Securitization Agency, Kern County Tobacco Funding Corp. (RB) 5.00%, 06/01/21	26,290
700,000	California County Tobacco Securitization Agency, Series C (RB) 0.00%, 05/20/19 (c) ^	98,686
	California County Tobacco Securitization Agency, Sonoma County Securitization Corp. (RB)
1,120,000	5.13%, 05/31/19 (c)	1,122,957
2,000,000	5.25%, 05/31/19 (c)	2,005,300

See Notes to Financial Statements

90

Principal Amount		Value

California: (continued)
$10,850,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series C (RB) 0.00%, 05/16/19 (c) ^	$712,628
17,250,000	California County Tobacco Securitization Agency, Stanislaus County Tobacco, Series D (RB) 0.00%, 05/16/19 (c) ^	797,467
	California Health Facilities Financing Authority, Children’s Hospital, Series A (RB)
250,000	4.00%, 08/15/27 (c)	262,035
500,000	4.20%, 08/15/27 (c)	531,975
80,000	4.25%, 11/15/22 (c)	84,987
460,000	5.00%, 08/15/27 (c)	529,041
1,410,000	5.00%, 08/15/27 (c)	1,610,953
	California Municipal Finance Authority, California Baptist University, Series A (RB)
500,000	5.50%, 11/01/25 (c)	566,980
1,000,000	6.13%, 11/01/23 (c)	1,153,750
	California Municipal Finance Authority, Eisenhower Medical Center, Series A (RB)
250,000	5.00%, 07/01/27 (c)	291,440
200,000	5.00%, 07/01/27 (c)	234,430
485,000	5.75%, 07/01/20 (c)	508,566
900,000	California Municipal Finance Authority, Eisenhower Medical Center, Series B (RB) 5.00%, 07/01/27 (c)	1,012,824
	California Municipal Finance Authority, Julian Charter School Project, Series A (RB)
320,000	5.00%, 03/01/25	323,686
2,900,000	5.63%, 03/01/25 (c)	2,890,343
	California Municipal Finance Authority, LINXS APM Project, Series A (RB) (AGM)
1,950,000	3.00%, 06/30/28 (c)	1,952,379
650,000	3.25%, 06/30/28 (c)	656,552
730,000	3.50%, 06/30/28 (c)	743,191
3,500,000	4.00%, 06/30/28 (c)	3,639,860
7,555,000	5.00%, 06/30/28 (c)	8,603,785
2,040,000	5.00%, 06/30/28 (c)	2,369,970
2,550,000	5.00%, 06/30/28 (c)	2,913,426
500,000	5.00%, 06/30/28 (c)	596,080
500,000	5.00%, 06/30/28 (c)	598,180
200,000	5.00%, 06/30/28 (c)	233,086
1,035,000	5.00%, 06/30/28 (c)	1,220,451
1,600,000	California Municipal Finance Authority, LINXS APM Project, Series B (RB) (AGM) 5.00%, 06/01/28 (c)	1,819,680
Principal Amount		Value

California: (continued)
	California Municipal Finance Authority, Northbay Healthcare Group, Series A (RB)
$230,000	5.25%, 11/01/26 (c)	$252,936
750,000	5.25%, 11/01/26 (c)	825,607
	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB)
500,000	5.00%, 07/01/26 (c)	528,935
1,000,000	5.00%, 07/01/28 (c)	1,063,410
930,000	California Municipal Finance Authority, Rocketship Education, Series A (RB) 7.00%, 06/01/22 (c)	1,031,984
1,500,000	California Municipal Finance Authority, Santa Rosa Academy Project, Series A (RB) 6.00%, 07/01/22 (c)	1,593,735
250,000	California Municipal Finance Authority, UCR Dundee-Glasgow Student Housing Project (RB) 4.00%, 11/15/28 (c)	262,720
150,000	California Municipal Finance Authority, West Village Student Housing Project (RB) 4.00%, 11/15/28 (c)	157,632
	California Pollution Control Financing Authority, Solid Waste Disposal (RB)
3,500,000	7.50%, 07/01/22 (c)	3,663,485
500,000	7.50%, 12/01/24 (c)	497,310
2,935,000	8.00%, 07/01/27 (c)	3,184,974
400,000	California Public Finance Authority, Henry Mayo Newhall Hospital (RB) 5.00%, 10/15/26 (c)	440,896
	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB)
300,000	5.00%, 07/01/27 (c)	313,683
4,900,000	5.00%, 07/01/27 (c)	5,058,809
345,000	5.00%, 07/01/27	368,774
485,000	5.00%, 07/01/27 (c)	513,620
400,000	California School Finance Authority, Bright Star Schools Obligated Group (RB) 5.00%, 06/01/27 (c)	413,136
	California School Finance Authority, Rocketship Education Obligated Group, Series A (RB)
250,000	5.13%, 06/01/26 (c)	261,225
250,000	5.25%, 06/01/26 (c)	261,560
1,000,000	California Statewide Communities Development Authority, Baptist University, Series A (RB) 5.00%, 11/01/27 (c)	1,126,650
250,000	California Statewide Communities Development Authority, College Housing (RB) 5.25%, 07/01/29 (c)	270,230

See Notes to Financial Statements

91

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB)
$1,960,000	5.50%, 05/31/19 (c)	$1,926,641
365,000	5.75%, 05/31/19 (c)	355,977
3,270,000	5.75%, 05/31/19 (c)	3,208,687
1,225,000	5.75%, 05/31/19 (c)	1,199,177
55,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series H (RB) 5.75%, 05/31/19 (c)	53,677
	California Statewide Communities Development Authority, Independence Support, LLC Project (RB)
100,000	6.00%, 06/01/25 (d) *	61,000
125,000	6.50%, 06/01/25 (c) (d) *	76,250
	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB)
90,000	5.00%, 05/15/20	92,989
385,000	5.00%, 05/15/26 (c)	444,848
75,000	California Statewide Communities Development Authority, Lancer Plaza Project (RB) 5.63%, 11/01/23 (c)	84,401
	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB)
1,010,000	4.90%, 07/20/19 (c)	1,034,088
1,100,000	5.00%, 06/01/26 (c)	1,246,300
350,000	5.00%, 06/01/26 (c)	397,457
1,835,000	5.00%, 06/01/26 (c)	2,003,875
1,595,000	5.00%, 06/01/26 (c)	1,752,937
1,300,000	5.25%, 12/01/24 (c)	1,460,732
4,880,000	5.25%, 12/01/24 (c)	5,306,658
3,240,000	5.25%, 12/01/24 (c)	3,590,114
7,380,000	5.25%, 06/01/26 (c)	8,111,432
7,940,000	5.50%, 12/01/24 (c)	8,713,038
5,500,000	5.50%, 06/01/28 (c)	6,254,160
1,325,000	California Statewide Communities Development Authority, Methodist Hospital of Southern California (RB) 4.25%, 01/01/28 (c)	1,386,149
	California Statewide Communities Development Authority, Provident Group Pomona Properties LLC, Series A (RB)
2,130,000	5.00%, 06/01/26 (c)	2,316,162
125,000	5.75%, 01/15/23 (c)	132,704
1,000,000	California Statewide Communities Development Authority, Infrastructure Program, Series B (SA) 5.00%, 09/02/28 (c)	1,097,620
Principal Amount		Value

California: (continued)
$1,000,000	California Statewide Communities Development Authority, The Terraces at San Joaquin Gardens Project, Series A (RB) 6.00%, 10/01/22 (c)	$1,067,800
	California Statewide Financing Authority, Pooled Tobacco Securitization Program (RB)
5,000,000	0.00%, 05/16/19 (c) ^	230,200
7,350,000	0.00%, 05/16/19 (c) ^	1,327,704
52,750,000	0.00%, 05/31/19 (c) ^	1,708,045
3,175,000	6.00%, 05/31/19 (c)	3,193,510
900,000	6.00%, 05/31/19 (c)	905,247
120,000	Cathedral City, California Public Financing Authority, Series A (AMBAC) (TA) 4.50%, 05/31/19 (c)	120,125
55,000	Chino Public Financing Authority (ST) 5.00%, 09/01/22 (c)	58,406
	City of Dublin, Community Facilities District No. 2015-1 (ST)
1,840,000	5.00%, 09/01/27 (c)	2,025,159
1,150,000	5.00%, 09/01/27 (c)	1,288,667
250,000	City of Fremont, Community Facilities District No. 1 (ST) 5.00%, 09/01/25 (c)	272,450
	City of Irvine, Community Facilities District No. 2013-3 (ST)
1,000,000	4.00%, 09/01/23 (c)	1,029,700
1,800,000	4.00%, 09/01/23 (c)	1,841,994
250,000	4.00%, 09/01/23 (c)	262,635
230,000	4.00%, 09/01/23 (c)	243,577
250,000	4.00%, 09/01/23 (c)	263,470
750,000	City of Irvine, Reassessment District No. 15-2 (SA) 5.00%, 09/02/25 (c)	824,460
1,620,000	City of Long Beach, Marina System Revenue (RB) 5.00%, 05/15/25 (c)	1,769,591
110,000	City of Marysville, Fremont-Rideout Health Group (RB) 5.25%, 01/01/21 (c)	116,883
500,000	City of Oroville Hospital (RB) 5.25%, 04/01/29 (c)	565,890
840,000	City of Rocklin, Community Facilities District No. 10 (ST) 5.00%, 09/01/25 (c)	929,443
	City of Roseville, Fiddyment Ranch Community Facilities District No. 1 (ST)
500,000	3.75%, 09/01/27 (c)	500,690
155,000	5.00%, 09/01/27 (c)	173,330
135,000	5.00%, 09/01/27 (c)	150,447
200,000	City of Roseville, Westpark Community Facility District No. 1 (ST) 5.00%, 09/01/25 (c)	219,992

See Notes to Financial Statements

92

Principal Amount		Value

California: (continued)
$225,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	$248,967
1,060,000	City of San Clemente, Facilities District No. 2006-1 (ST) 5.00%, 09/01/25 (c)	1,160,244
1,000,000	Compton Public Finance Authority (RB) 4.00%, 09/01/24 (c)	1,013,870
1,300,000	Elk Grove Finance Authority (ST) 5.00%, 09/01/26 (c)	1,443,624
	Folsom Ranch Financing Authority (ST)
1,000,000	5.00%, 09/01/27 (c)	1,109,820
2,000,000	5.00%, 09/01/27 (c)	2,259,780
1,100,000	5.00%, 09/01/27 (c)	1,261,931
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series A (RB)
1,000,000	5.75%, 01/15/24 (c)	1,150,990
2,500,000	6.00%, 01/15/24 (c)	2,926,950
	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-1 (RB)
100,000	3.95%, 07/15/27 (c)	103,218
1,000,000	6.00%, 01/15/24 (c)	1,168,620
6,525,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	7,258,932
1,000,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series C (RB) 6.50%, 01/15/24 (c)	1,176,180
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
3,500,000	3.50%, 06/01/22 (c)	3,491,215
6,505,000	5.00%, 06/01/22 (c)	6,385,308
2,630,000	5.00%, 06/01/25	3,013,086
400,000	5.00%, 06/01/27	469,232
4,000,000	5.00%, 06/01/28 (c)	4,614,520
750,000	5.00%, 06/01/28 (c)	851,842
3,815,000	5.25%, 06/01/22 (c)	3,840,675
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-2 (RB)
12,750,000	5.00%, 06/01/22 (c)	12,515,400
14,585,000	5.30%, 06/01/22 (c)	14,848,113
83,745,000	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series B (RB) 0.00%, 05/16/19 (c) ^	13,369,889
250,000	Independent Cities Finance Authority, Mobil Home Park, Series A (RB) 3.75%, 10/15/26 (c)	247,878
9,410,000	Inland Empire Tobacco Securitization Authority (RB) 0.00%, 05/16/19 (c) ^	1,360,121
Principal Amount		Value

California: (continued)
$3,990,000	Inland Empire Tobacco Securitization Authority, Series A (RB) 4.63%, 05/16/19 (c)	$3,990,040
790,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	817,950
1,000,000	Irvine Unified School District No. 09-1, Series D (ST) 5.00%, 09/01/27 (c)	1,103,730
405,000	Lake Elsinore Public Financing Authority (ST) 5.00%, 09/01/25 (c)	443,301
50,000	Lincoln Public Financing Authority, Twelve Bridges, Series B (SA) 6.00%, 09/02/21 (c)	54,711
1,575,000	MSR Energy Authority, Series A (RB) 6.50%, 11/01/39	2,324,117
	MSR Energy Authority, Series B (RB)
1,680,000	6.13%, 11/01/29	2,099,244
805,000	6.50%, 11/01/39	1,187,882
2,500,000	7.00%, 11/01/34	3,684,325
	MSR Energy Authority, Series C (RB)
700,000	6.13%, 11/01/29	873,824
3,850,000	6.50%, 11/01/39	5,681,175
3,105,000	7.00%, 11/01/34	4,575,932
	Orange County Community Facilities District No. 1, Series A (ST)
1,000,000	4.25%, 08/15/25 (c)	1,037,940
465,000	5.25%, 08/15/25 (c)	511,086
	Palomar Health (CP)
850,000	4.00%, 11/01/27 (c)	868,572
1,500,000	4.00%, 11/01/27 (c)	1,526,640
250,000	5.00%, 11/01/26 (c)	282,303
500,000	5.00%, 11/01/26 (c)	555,020
125,000	Palomar Pomerado Health, Series A (GO) 0.00%, 08/01/25 ^	107,181
115,000	Patterson Public Financing Authority, Community Facilities District No. 2001-1, Series A (ST) 4.00%, 09/01/21	117,924
1,000,000	Perris Union High School District Financing Authority (ST) 5.00%, 03/01/25 (c)	1,087,790
750,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/25 (c)	822,720
180,000	Rancho Cordova Community Facilities District No. 2003-1 (ST) 4.00%, 09/01/26 (c)	184,941
	River Islands Public Financing Authority, Community Facilities District No. 2003-1, Series A-1 (AGM) (ST)
500,000	5.00%, 09/01/26 (c)	541,065
500,000	5.00%, 09/01/26 (c)	539,745
500,000	5.00%, 09/01/26 (c)	547,400
3,000,000	5.50%, 09/01/22 (c)	3,212,850

See Notes to Financial Statements

93

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

California: (continued)
$500,000	Romoland School District No. 2004-1 (ST) 5.00%, 09/01/25 (c)	$556,695
	Sacramento County, Community Facilities District No. 2005-2 (ST)
495,000	5.00%, 09/01/26 (c)	538,946
345,000	5.00%, 09/01/26 (c)	377,023
3,120,000	San Buenaventura, California Community Memorial Health System (RB) 7.50%, 12/01/21 (c)	3,464,417
	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series A (RB)
145,000	0.00%, 01/15/32 ^	93,096
105,000	0.00%, 01/15/36 ^	56,717
1,750,000	5.00%, 01/15/25 (c)	1,952,230
3,780,000	5.00%, 01/15/25 (c)	4,182,230
500,000	5.00%, 01/15/25 (c)	572,925
2,300,000	5.00%, 01/15/25 (c)	2,587,040
200,000	San Joaquin Hills Transportation Corridor Agency, Junior Lien Toll Road, Series B (RB) 5.25%, 01/15/25 (c)	221,532
	Saugus Hart School Facilities Financing Authority, Community Facilities District No. 2006-1 (ST)
500,000	5.00%, 03/01/26 (c)	541,085
500,000	5.00%, 03/01/26 (c)	542,975
	Silicon Valley Tobacco Securitization Authority (RB)
9,750,000	0.00%, 05/16/19 (c) ^	345,930
7,515,000	0.00%, 05/16/19 (c) ^	592,332
9,000,000	0.00%, 05/31/19 (c) ^	3,383,730
18,050,000	South California Tobacco Securitization Authority, Series C (RB) 0.00%, 05/16/19 (c) ^	2,282,061
1,035,000	Thousand Oaks, California Community Facilities, District No. 1994-1 (ST) 5.38%, 09/01/22 (c)	1,077,921
	Tobacco Securitization Authority of Northern California, Series A-1 (RB)
2,085,000	5.38%, 05/16/19 (c)	2,095,342
6,025,000	5.50%, 05/16/19 (c)	6,055,185
8,000,000	Tobacco Securitization Authority of Northern California, Series C (RB) 0.00%, 05/16/19 (c) ^	898,880
	Tobacco Securitization Authority of Southern California, Series A-1 (RB)
5,455,000	5.00%, 05/16/19 (c)	5,486,857
7,425,000	5.13%, 05/16/19 (c)	7,433,687
	Tobacco Securitization Authority of Southern California, Series B (RB)
10,485,000	0.00%, 05/16/19 (c) ^	1,640,483
15,000,000	0.00%, 05/16/19 (c) ^	2,905,050
15,940,000	Tobacco Securitization Authority of Southern California, Series D (RB) 0.00%, 05/16/19 (c) ^	1,647,080
Principal Amount		Value

California: (continued)
	Tustin Community Facilities District, Series A (ST)
$100,000	5.00%, 09/01/25 (c)	$109,218
100,000	5.00%, 09/01/25 (c)	109,517
750,000	Val Verde Unified School District (ST) 5.00%, 03/01/25 (c)	809,655
455,000	Vernon Electric System, Series A (RB) 5.13%, 08/01/19 (c)	458,649
2,500,000	West Contra Costa Healthcare District (CP) 6.25%, 07/01/21 (c)	2,667,800
	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST)
1,090,000	4.00%, 09/01/21	818,732
530,000	5.30%, 09/01/22 (c)	345,110
445,000	William S. Hart Union High School District No. 2015-1 (ST) 5.00%, 09/01/26 (c)	492,050
		354,225,306
Colorado: 2.3%
	Arista Metropolitan District in the City and County of Broomfield, Series A (GO)
500,000	5.00%, 12/01/23 (c)	515,240
750,000	5.13%, 12/01/23 (c)	773,475
1,000,000	Base Village Metropolitan District No. 2, Series A (GO) 5.75%, 12/01/21 (c)	1,041,020
	Castle Oaks Metropolitan District No. 3 (GO)
500,000	5.00%, 12/01/20 (c)	503,230
500,000	5.00%, 12/01/20 (c)	505,480
	Centerra Metropolitan District No. 1 (TA)
500,000	5.00%, 12/01/22 (c)	515,235
500,000	5.00%, 12/01/22 (c)	522,190
500,000	5.00%, 12/01/22 (c)	536,155
4,900,000	City and County of Denver, United Airlines, Inc. Project (RB) 5.00%, 10/01/23 (c)	5,285,042
2,250,000	City of Fruita, Colorado Healthcare Canyons Hospital and Medical Center, Series B (RB) 5.50%, 01/01/28 (c)	2,443,500
1,035,000	City of Lakewood, Colorado Plaza Metropolitan District No. 1 (TA) 5.00%, 12/01/22 (c)	1,073,367
	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project (RB)
1,000,000	5.00%, 07/01/26 (c)	1,030,270
500,000	5.00%, 07/01/26 (c)	523,865
	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB)
360,000	4.50%, 05/31/19 (c)	360,587
260,000	4.75%, 05/31/19 (c)	260,127
960,000	5.00%, 07/01/19 (c)	965,280

See Notes to Financial Statements

94

Principal Amount		Value

Colorado: (continued)
$1,390,000	5.00%, 02/01/21 (c)	$1,438,761
150,000	5.00%, 02/01/21 (c)	157,659
245,000	5.25%, 07/01/19 (c)	246,448
425,000	5.25%, 02/01/21 (c)	446,773
105,000	Colorado Health Facilities Authority, Christian Living Neighborhoods (RB) 5.00%, 01/01/24 (c)	114,217
	Colorado Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project (RB)
1,500,000	5.00%, 06/01/27 (c)	1,665,165
335,000	5.00%, 06/01/27 (c)	377,445
400,000	5.00%, 06/01/27 (c)	455,020
	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB)
750,000	5.20%, 05/31/19 (c)	750,465
1,700,000	5.30%, 05/31/19 (c)	1,700,153
	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series A (RB)
1,600,000	5.75%, 11/01/25 (c)	1,543,584
1,400,000	6.00%, 11/01/25 (c)	1,351,126
730,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series B (RB) 4.00%, 11/01/20 (c)	686,236
1,250,000	Colorado Health Facilities Authority, Sunny Vista Living Center Project (RB) 6.13%, 12/01/25 (c)	1,309,425
	Colorado Health Facilities Authority, The Evangelical Lutheran Good Samaritan Society Project (RB)
1,695,000	5.00%, 06/01/22 (c)	1,787,700
195,000	5.00%, 06/01/27 (c)	221,087
	Colorado High Performance Transportation Enterprise (RB)
250,000	5.00%, 12/31/24 (c)	270,038
250,000	5.00%, 12/31/24 (c)	270,840
2,500,000	Colorado International Center, Metropolitan District No. 14 (GO) 5.88%, 12/01/23 (c)	2,700,850
	Copperleaf Metropolitan District No. 2 (GO)
500,000	5.25%, 12/01/20 (c)	524,030
500,000	5.75%, 12/01/20 (c)	523,865
	Crowfoot Valley Ranch Metropolitan District No. 2, Series A (GO)
1,000,000	5.63%, 12/01/23 (c)	1,008,540
1,500,000	5.75%, 12/01/23 (c)	1,512,750
	Denver Convention Center Hotel Authority (RB)
250,000	5.00%, 12/01/26 (c)	280,073
1,000,000	5.00%, 12/01/26 (c)	1,137,490
	Dominion Water and Sanitation District (RB)
3,500,000	5.75%, 12/01/21 (c)	3,715,215
500,000	6.00%, 12/01/21 (c)	531,390
Principal Amount		Value

Colorado: (continued)
	Eaton Area Park and Recreation District (GO)
$250,000	5.25%, 12/01/22 (c)	$262,618
310,000	5.50%, 12/01/22 (c)	327,689
250,000	5.50%, 12/01/22 (c)	266,943
	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA)
1,020,000	4.50%, 11/01/25 (c)	1,013,258
410,000	5.25%, 11/01/25 (c)	420,422
1,835,000	5.50%, 11/01/25 (c)	1,896,656
1,000,000	Independence Metropolitan District No. 3, Series A (GO) 6.25%, 06/01/24 (c)	1,018,320
	Lambertson Farms Metropolitan District No. 1 (GO)
500,000	5.75%, 12/15/23 (c)	513,195
500,000	6.00%, 12/15/23 (c)	517,655
1,000,000	Southglenn Metropolitan District (GO) 5.00%, 12/01/21 (c)	1,014,540
500,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 5.00%, 12/01/27 (c)	531,885
	Sterling Ranch Community Authority Board, Colorado Limited Tax, Series A (RB)
5,000,000	5.00%, 12/01/22 (c)	5,046,600
500,000	5.00%, 12/01/22 (c)	510,465
1,000,000	5.00%, 12/01/22 (c)	1,034,370
	Velocity Metropolitan District No. 3 (GO)
500,000	5.13%, 12/01/23 (c)	512,440
500,000	5.38%, 12/01/23 (c)	512,320
1,500,000	5.50%, 12/01/23 (c)	1,539,165
		60,518,949
Connecticut: 0.4%
630,000	Bridgeport Housing Authority, Energy Performance Equipment (RB) 5.60%, 05/13/19 (c)	630,019
1,500,000	Connecticut State Health & Educational Facilities Authority, Church Home of Harford, Series A (RB) 5.00%, 09/01/26 (c)	1,557,690
120,000	Connecticut State Health & Educational Facilities Authority, Masonicare Issue, Series F (RB) 4.00%, 07/01/26 (c)	122,156
235,000	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series I (RB) 4.50%, 07/01/20 (c)	240,640
	Connecticut State Health and Educational Facilities Authority, Stamford Hospital, Series J (RB)
935,000	4.25%, 07/01/22 (c)	980,048
655,000	4.50%, 07/01/22 (c)	675,947
380,000	5.00%, 07/01/22 (c)	407,235
470,000	5.00%, 07/01/22 (c)	499,854
100,000	5.00%, 07/01/22 (c)	106,571

See Notes to Financial Statements

95

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Connecticut: (continued)
$1,040,000	Hartford Stadium Authority, Series A (RB) 4.00%, 02/01/25 (c)	$815,142
	Mohegan Tribe of Indians of Connecticut, Series C (RB)
250,000	5.75%, 02/01/24	265,065
1,000,000	6.25%, 02/01/26 (c)	1,105,070
	Town of Hamden, Series A (RB)
410,000	7.63%, 01/01/20 (c)	418,549
2,000,000	7.75%, 01/01/20 (c)	2,039,620
		9,863,606
Delaware: 0.0%
	Delaware Economic Development Authority, Aspira Chapter School, Series A (RB)
500,000	5.00%, 06/01/26 (c)	525,195
250,000	5.00%, 06/01/26 (c)	267,018
275,000	Delaware Economic Development Authority, Indian River Power, LLC Project (RB) 5.38%, 10/01/20 (c)	285,131
		1,077,344
District of Columbia: 1.0%
	District of Columbia Tobacco Settlement Financing Corp. (RB)
60,800,000	0.00%, 05/16/19 (c) ^	5,510,304
7,960,000	0.00%, 05/31/19 (c) ^	1,228,626
59,000	6.50%, 05/15/33	64,899
	District of Columbia, Ingleside at Rock Creek Project, Series A (RB)
665,000	4.13%, 07/01/24 (c)	685,854
180,000	5.00%, 07/01/24 (c)	188,462
1,000,000	5.00%, 07/01/24 (c)	1,040,020
250,000	5.00%, 07/01/24 (c)	269,003
665,000	5.00%, 07/01/24 (c)	703,769
4,200,000	District of Columbia, National Center for Law Enforcement Issue, Series A (RB) 7.75%, 07/01/21 (c)	2,018,898
1,130,000	District of Columbia, National Center for Law Enforcement Issue, Series B (RB) 6.38%, 05/31/19 (c)	544,796
	District of Columbia, Provident Group - Howard Properties, LLC Issue (RB)
1,115,000	5.00%, 10/01/22 (c)	1,152,007
395,000	5.00%, 10/01/22 (c)	404,559
790,000	5.00%, 10/01/22 (c)	801,344
985,000	6.25%, 04/01/21 (c)	1,032,447
1,525,000	6.50%, 04/01/21 (c)	1,595,363
1,450,000	6.50%, 04/01/21 (c)	1,519,904
1,110,000	District of Columbia, The Howard University Issue, Series A (RB) 6.25%, 04/01/21 (c)	1,175,934
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series A (RB)
825,000	0.00%, 10/01/37 ^	387,973
1,895,000	5.00%, 04/01/22 (c)	2,010,387
Principal Amount		Value

District of Columbia: (continued)
	Metropolitan Washington Airports Authority, Dulles Toll Road Revenue, Series B (RB)
$5,520,000	0.00%, 10/01/37 ^	$2,691,276
245,000	6.50%, 10/01/28 (c)	318,627
		25,344,452
Florida: 5.1%
1,490,000	Alachua County, Florida Health Facilities Authority, Oak Hammock at the University of Florida Project, Series A (RB) 8.00%, 10/01/22 (c)	1,685,443
	Alachua County, Florida Health Facilities Authority, Terraces at Bonita Springs Project, Series A (RB)
1,540,000	8.00%, 11/15/21 (c)	1,553,891
1,005,000	8.13%, 11/15/21 (c)	1,007,322
	Alachua County, Health Facilities Authority, East Ridge Retirement Village, Inc. (RB)
800,000	6.00%, 11/15/24 (c)	724,224
1,000,000	6.25%, 11/15/24 (c)	868,860
55,000	Brevard County, Florida Tuff Florida Tech Project (RB) 6.75%, 11/01/19 (c)	55,787
1,335,000	Cape Coral Health Facilities Authority, Gulf Care, Inc. Project (RB) 6.00%, 07/01/25 (c)	1,436,447
	Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB)
500,000	5.13%, 01/01/29 (c)	508,930
500,000	5.25%, 01/01/29 (c)	508,685
500,000	5.38%, 01/01/29 (c)	508,815
500,000	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 5.25%, 06/15/27 (c)	491,315
3,405,000	Capital Trust Agency, First Mortgage, American Eagle Portfolio Project, Series A (RB) 5.88%, 01/01/29 (c)	3,801,682
	Capital Trust Agency, First Mortgage, Tallahassee Tapestry Housing Project, Series A (RB)
1,005,000	7.00%, 12/01/25 (c)	1,035,813
500,000	7.13%, 12/01/25 (c)	517,290
1,050,000	Capital Trust Agency, Senior Living Facilities, Elim Senior Housing, Inc. (RB) 5.88%, 08/01/24 (c)	1,075,725
	Capital Trust Agency, Tapestry Walden, Series A (RB)
975,000	6.75%, 07/01/27 (c)	1,010,100
3,475,000	7.00%, 07/01/27 (c)	3,585,540
	Capital Trust Agency, Tuscan Gardens of Palm Coast Project, Series A (RB)
2,220,000	7.00%, 04/01/22 (c)	2,123,719
1,000,000	7.00%, 04/01/24 (c)	956,430

See Notes to Financial Statements

96

Principal Amount		Value

Florida: (continued)
	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB)
$2,200,000	4.00%, 12/01/28	$2,125,552
7,775,000	5.25%, 12/01/28 (c)	7,721,897
2,500,000	5.25%, 12/01/28 (c)	2,529,925
750,000	City of Jacksonville, Educational Facilities, Series B (RB) 5.00%, 06/01/28 (c)	793,725
815,000	City of Orlando, Florida Senior Tourist Development, Series A (RB) (AGM) 5.00%, 11/01/27 (c)	939,899
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project (RB)
230,000	4.00%, 06/01/25 (c)	236,675
300,000	5.00%, 06/01/25 (c)	328,911
2,500,000	5.00%, 06/01/25 (c)	2,748,325
	City of Tallahassee, Health Facilities Authority, Memorial Healthcare, Inc. Project, Series A (RB)
475,000	4.00%, 12/01/25 (c)	485,455
3,540,000	5.00%, 12/01/25 (c)	3,858,423
	Collier County Industrial Development Authority, Arlington of Naples Project, Series A (RB)
1,150,000	7.00%, 05/15/24	1,156,233
2,500,000	8.13%, 05/15/24 (c)	2,510,575
	Florida Development Finance Corp., Florida Charter Foundation, Inc., Series A (RB)
1,000,000	4.75%, 07/15/26 (c)	989,490
500,000	6.00%, 06/15/27 (c)	516,490
1,000,000	6.13%, 06/15/27 (c)	1,026,580
	Florida Development Finance Corp., Miami Arts Charter School Project, Series A (RB)
360,000	5.63%, 06/15/24 (c)	360,688
450,000	5.88%, 06/15/24 (c)	450,063
695,000	6.00%, 06/15/24 (c)	679,953
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
750,000	5.50%, 06/15/22	762,405
1,000,000	5.75%, 06/15/24 (c)	1,071,630
2,600,000	6.00%, 06/15/22 (c)	2,670,304
500,000	6.00%, 06/15/25 (c)	534,740
685,000	6.13%, 06/15/25 (c)	724,785
3,000,000	7.63%, 06/15/21 (c)	3,225,030
2,000,000	Florida Development Finance Corp., Renaissance Charter School, Inc. Projects, Series A (RB) 6.13%, 06/15/22 (c)	2,036,940
5,250,000	Florida Development Finance Corp., Tuscan Isle ChampionsGate Project, Series A (RB) 6.38%, 06/01/23 (c)	3,990,000
Principal Amount		Value

Florida: (continued)
$375,000	Florida Development Finance Corp., Tuscan Isle Senior Living Community Project, Series A (RB) 6.00%, 06/01/23 (c)	$285,000
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
6,500,000	6.25%, 01/01/20 (c) (p)	6,651,450
1,500,000	6.38%, 01/01/20 (c) (p)	1,540,845
5,250,000	6.50%, 01/01/20 (c) (p)	5,384,032
	Florida Higher Educational Facilities Financial Authority, Jacksonville University Project, Series A1 (RB)
750,000	4.50%, 06/01/28 (c)	789,982
500,000	4.75%, 06/01/28 (c)	528,305
750,000	5.00%, 06/01/28 (c)	800,722
	Highlands County Health Facilities Authority, Trousdale Foundation Properties, Series A (RB)
1,860,000	6.00%, 04/01/28 (c)	2,017,430
1,500,000	6.25%, 04/01/28 (c)	1,637,970
500,000	Lake County, Village Veranda at Lady Lake Project, Series A-1 (RB) 7.13%, 01/01/27 (c)	503,885
65,000	Lakes by the Bay South Community Development District (SA) 5.00%, 11/01/22 (c)	67,191
365,000	Lakewood Ranch Stewardship District (SA) 4.00%, 05/01/21	367,661
	Lee County Industrial Development Authority, Industrial Development, Community Charter Schools, LLC Projects, Series A (RB)
1,895,000	5.25%, 05/31/19 (c)	1,895,360
3,500,000	5.38%, 05/31/19 (c)	3,449,985
1,475,000	5.75%, 06/15/22 (c)	1,479,897
300,000	Leon County Educational Facilities Authority, Heritage Grove Project (RB) (ACA) 5.13%, 05/31/19 (c)	297,360
	Martin County Health Facilities Authority, Martin Memorial Medical Center (RB)
530,000	4.00%, 11/15/24 (c)	547,967
390,000	4.25%, 11/15/24 (c)	402,640
100,000	5.13%, 11/15/21 (c)	106,317
800,000	5.50%, 11/15/21 (c)	867,304
1,250,000	5.50%, 11/15/21 (c)	1,343,087
	Miami Beach Health Facilities Authority, Mount Sinai Medical Center (RB)
1,950,000	4.25%, 11/15/19 (c)	1,957,956
925,000	5.00%, 11/15/24 (c)	1,009,822
1,910,000	5.00%, 11/15/24 (c)	2,096,091
250,000	Miami World Center Community Development District (SA) 5.25%, 11/01/27 (c)	260,608

See Notes to Financial Statements

97

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Florida: (continued)
	Miami-Dade County Industrial Development Authority, NCCD-Biscayne Properties LLC Project, Series A (RB)
$1,390,000	5.00%, 06/01/25 (c)	$1,431,033
1,765,000	5.00%, 06/01/25 (c)	1,829,475
525,000	5.00%, 06/01/25 (c)	558,023
	Miami-Dade County, Florida Seaport Department, Series A (RB)
240,000	5.00%, 10/01/23 (c)	264,156
65,000	5.38%, 10/01/23 (c)	73,007
175,000	6.00%, 10/01/23 (c)	200,876
2,460,000	Miami-Dade County, Florida Seaport Department, Series B (RB) 6.00%, 10/01/23 (c)	2,804,203
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
500,000	5.00%, 10/01/25 (c)	551,620
500,000	5.00%, 10/01/25 (c)	558,285
1,000,000	Mid-Bay Bridge Authority, Second Senior Lien, Series C (RB) 5.00%, 10/01/25 (c)	1,097,160
640,000	Midtown Miami Community Development District, Infrastructure Project, Series B (SA) 4.25%, 05/01/23 (c)	662,106
	Midtown Miami Community Development District, Parking Garage Project, Series A (SA)
1,945,000	4.25%, 05/01/23 (c)	2,012,180
1,480,000	5.00%, 05/01/23 (c)	1,544,173
155,000	North Broward Hospital District, Series B (RB) 5.00%, 01/01/28 (c)	175,372
	Northern Palm Beach County Improvement District (RB)
200,000	5.00%, 08/01/27 (c)	208,774
200,000	5.00%, 08/01/27 (c)	210,330
890,000	Orange County Industrial Development Authority, Series B (RB) 5.00%, 07/01/25 (c)	679,640
	Orlando, Florida Aviation Authority, JetBlue Airways Corp. Project (RB)
1,740,000	5.00%, 05/15/23 (c)	1,827,957
1,500,000	5.00%, 05/15/23 (c)	1,613,385
1,500,000	Palm Beach County Health Facilities Authority, Sinai Residences of Boca Raton Project, Series A (RB) 7.50%, 06/01/22 (c)	1,690,785
195,000	Palm Cost Park Community Development District (SA) 5.70%, 05/31/19 (c)	194,994
385,000	Sumter County, Florida Village Community Development District No. 8 (SA) 6.13%, 05/01/20 (c)	399,823
Principal Amount		Value

Florida: (continued)
$840,000	Sumter County, Florida Village Community Development District No. 9 (SA) 5.50%, 05/01/22 (c)	$888,392
400,000	Town of Davie, Florida Educational Facilities, Nova Southeastern University Project, Series A (RB) 6.00%, 04/01/23 (c)	449,164
	Village Community Development District No. 12 (SA)
250,000	3.25%, 05/01/26	253,738
2,470,000	3.63%, 05/01/26 (c)	2,504,358
2,475,000	3.88%, 05/01/26 (c)	2,486,311
1,000,000	4.25%, 05/01/28 (c)	1,028,640
1,250,000	4.38%, 05/01/28 (c)	1,286,075
500,000	Volusia County Industrial Development Authority, Woodland Towers Project, Series C (RB) 7.25%, 07/01/24 (c)	508,075
		134,211,688
Georgia: 0.8%
15,000	Albany-Dougherty Inner City Authority, Series A (RB) (XLCA) 4.50%, 05/31/19 (c)	15,004
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
1,000,000	6.50%, 01/01/28 (c)	1,034,270
2,725,000	6.75%, 01/01/28 (c)	2,804,216
2,500,000	7.00%, 01/01/28 (c)	2,590,450
720,000	Burke County Development Authority, Series D (RB) 4.13%, 02/01/28 (c)	740,045
	Cobb County Development Authority, Provident Village at Creekside Project, Series A (RB)
1,000,000	6.00%, 07/01/23 (c)	890,020
500,000	6.00%, 07/01/23 (c)	468,430
	Floyd County Development Authority, the Spires at Berry College Project, Series A (RB) (SBG)
250,000	5.50%, 12/01/24 (c)	254,308
1,000,000	6.25%, 12/01/24 (c)	1,014,480
1,000,000	6.50%, 12/01/24 (c)	1,023,830
110,000	Georgia Local Government, Grantor Trust Certificates of Participation, Series A (CP) (NATL) 4.75%, 06/01/28	121,180
	Greene County Development Authority, Glen-I, LLC Project, Series A (RB)
500,000	6.13%, 01/01/25	450,000
625,000	7.25%, 01/01/25 (c)	562,500
	Macon-Bibb County Urban Development Authority, Academy for Classical Education, Inc., Series A (RB)
250,000	5.75%, 06/15/27 (c)	256,335
500,000	5.88%, 06/15/27 (c)	511,125
1,000,000	6.00%, 06/15/27 (c)	1,023,770

See Notes to Financial Statements

98

Principal Amount		Value

Georgia: (continued)
	Marietta Development Authority, Life University, Inc. Project, Series A (RB)
$500,000	5.00%, 11/01/27 (c)	$541,335
750,000	5.00%, 11/01/27 (c)	825,127
375,000	Municipal Electric Authority of Georgia, Plant Vogtle Units 3 and 4, Series A (RB) 5.00%, 07/01/25 (c)	388,684
1,000,000	Oconee County Industrial Development Authority, Series A-1 (RB) 6.25%, 12/01/25 (c)	1,029,700
3,850,000	Rockdale County Development Authority, Pratt Paper LLC Project (RB) 4.00%, 01/01/28 (c)	3,911,908
		20,456,717
Guam: 0.6%
	A. B. Won Pat International Airport Authority, Series C (RB)
1,000,000	5.00%, 10/01/21	1,028,860
200,000	6.25%, 10/01/23 (c)	229,818
1,100,000	Guam Economic Development and Commerce Authority (RB) 5.63%, 05/16/19 (c)	1,039,995
	Guam Government Business Privilege Tax, Series A (RB) (AGM)
125,000	5.00%, 01/01/21	130,213
500,000	5.00%, 01/01/22 (c)	525,990
1,340,000	5.13%, 01/01/22 (c)	1,385,493
	Guam Government Business Privilege Tax, Series B (RB)
1,250,000	5.00%, 01/01/22 (c)	1,290,562
295,000	5.00%, 01/01/22 (c)	303,334
	Guam Government Business Privilege Tax, Series D (RB)
585,000	5.00%, 11/15/25 (c)	624,148
500,000	5.00%, 11/15/25 (c)	543,745
1,100,000	Guam Government Department of Education, John F. Kennedy Project, Series A (CP) 6.88%, 12/01/20 (c)	1,132,945
620,000	Guam Government Limited Obligation, Series A (RB) 5.00%, 12/01/26 (c)	660,567
	Guam Government Waterworks Authority, Water and Wastewater System (RB)
1,375,000	5.00%, 07/01/26 (c)	1,501,954
500,000	5.25%, 07/01/23 (c)	540,975
355,000	5.50%, 07/01/20 (c)	370,808
3,530,000	5.50%, 07/01/23 (c)	3,829,873
355,000	5.63%, 07/01/20 (c)	371,319
	Guam Power Authority, Series A (RB)
345,000	5.00%, 10/01/22 (c)	365,748
500,000	5.00%, 10/01/27 (c)	552,090
250,000	5.50%, 10/01/20 (c)	263,500
		16,691,937
Principal Amount		Value

Hawaii: 0.4%
	Kuakini, Hawaii Health System, Series A (RB)
$1,270,000	6.30%, 05/31/19 (c)	$1,273,810
1,675,000	6.38%, 05/31/19 (c)	1,675,603
	State of Hawaii, Department of Budget and Finance, Series A (RB)
1,150,000	5.00%, 01/01/25 (c)	1,152,737
1,400,000	6.25%, 07/01/23 (c)	1,488,158
2,085,000	6.63%, 07/01/23 (c)	2,213,978
2,000,000	6.88%, 07/01/23 (c)	2,116,900
		9,921,186
Idaho: 0.2%
	Idaho Health Facilities Authority, Madison Memorial Hospital Project (RB)
450,000	3.50%, 09/01/26 (c)	418,545
1,135,000	5.00%, 09/01/26 (c)	1,235,277
	Idaho Health Facilities Authority, Terraces of Boise Project, Series A (RB)
100,000	7.00%, 10/01/24	109,974
900,000	7.38%, 10/01/24 (c)	985,959
2,000,000	8.00%, 10/01/24 (c)	2,239,180
1,000,000	8.13%, 10/01/24 (c)	1,122,890
		6,111,825
Illinois: 12.7%
	Chicago Board of Education, Series A (GO)
6,055,000	5.00%, 12/01/21 (c)	6,175,192
14,745,000	5.00%, 12/01/22 (c)	15,131,319
300,000	5.00%, 12/01/23	331,728
100,000	5.00%, 12/01/25	114,439
250,000	5.00%, 12/01/28 (c)	270,760
250,000	5.00%, 12/01/28 (c)	287,888
410,000	5.25%, 12/01/21 (c)	420,623
5,650,000	5.50%, 12/01/21 (c)	5,838,258
110,000	5.50%, 12/01/25	124,496
130,000	5.50%, 12/01/26	148,013
265,000	5.50%, 12/01/26	297,553
14,020,000	7.00%, 12/01/25 (c)	16,414,195
5,200,000	7.00%, 12/01/25 (c)	6,263,660
1,250,000	7.00%, 12/01/27 (c)	1,515,375
	Chicago Board of Education, Series B (GO)
150,000	4.00%, 12/01/22 (c)	141,407
1,560,000	5.00%, 12/01/22 (c)	1,617,049
1,105,000	5.00%, 12/01/22 (c)	1,147,465
	Chicago Board of Education, Series C (GO)
6,250,000	5.00%, 12/01/27 (c)	6,828,750
2,000,000	5.00%, 12/01/27	2,183,680
250,000	5.00%, 12/01/27 (c)	269,053
5,370,000	5.25%, 12/01/24 (c)	5,702,564
4,260,000	5.25%, 12/01/24 (c)	4,485,950
1,000,000	6.00%, 12/01/24 (c)	1,104,370
750,000	Chicago Board of Education, Series D (GO) (AGM) 5.00%, 12/01/23 (c)	772,222

See Notes to Financial Statements

99

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Illinois: (continued)
$1,980,000	Chicago Board of Education, Series E (GO) 5.13%, 12/01/24 (c)	$2,106,423
	Chicago Board of Education, Series F (GO)
3,260,000	5.00%, 12/01/20 (c)	3,317,865
1,425,000	5.00%, 12/01/20	1,477,012
5,500,000	Chicago Board of Education, Series H (GO) 5.00%, 12/01/27 (c)	5,786,825
400,000	Chicago O’Hare International Airport (RB) 5.50%, 01/01/23 (c)	451,804
	Chicago School Reform Board of Trustees, Series A (GO)
160,000	0.00%, 12/01/21 ^	147,720
250,000	0.00%, 12/01/23 ^	214,718
140,000	0.00%, 12/01/25 ^	111,289
875,000	0.00%, 12/01/29 ^	582,785
	Chicago School Reform Board of Trustees, Series B-1 (GO)
450,000	0.00%, 12/01/21 ^	415,463
120,000	0.00%, 12/01/22 ^	107,002
590,000	0.00%, 12/01/24 ^	488,083
1,500,000	0.00%, 12/01/25 ^	1,192,380
1,120,000	0.00%, 12/01/26 ^	855,232
465,000	0.00%, 12/01/27 ^	340,422
560,000	0.00%, 12/01/28 ^	391,591
620,000	0.00%, 12/01/29 ^	412,945
450,000	0.00%, 12/01/30 ^	284,229
165,000	0.00%, 12/01/31 ^	99,114
345,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/21	364,793
	City of Chicago (GO)
195,000	0.00%, 01/01/28 ^	144,099
375,000	0.00%, 01/01/33 ^	220,268
290,000	0.00%, 01/01/34 ^	162,325
	City of Chicago, Modern School Across Chicago Program, Series A (GO)
915,000	5.00%, 12/01/20 (c)	943,594
500,000	5.00%, 12/01/20 (c)	516,330
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
235,000	5.00%, 01/01/25	257,435
910,000	5.25%, 01/01/25 (c)	994,575
945,000	5.25%, 01/01/25 (c)	1,036,835
3,980,000	5.50%, 01/01/25 (c)	4,329,484
855,000	5.50%, 01/01/25 (c)	944,707
115,000	5.50%, 01/01/25 (c)	127,629
1,585,000	City of Chicago, O’Hare International Airport, Senior Lien (RB) 5.75%, 01/01/23 (c)	1,782,649
	City of Chicago, Series A (GO)
140,000	0.00%, 01/01/29 ^	99,492
905,000	4.63%, 01/01/21 (c)	916,647
125,000	5.00%, 05/31/19 (c)	125,339
2,160,000	5.00%, 01/01/21 (c)	2,204,258
Principal Amount		Value

Illinois: (continued)
$370,000	5.00%, 01/01/21	$389,939
865,000	5.00%, 01/01/22 (c)	892,325
1,015,000	5.00%, 01/01/22 (c)	1,048,566
395,000	5.00%, 01/01/23	422,915
640,000	5.00%, 01/01/24 (c)	674,323
1,485,000	5.00%, 01/01/24 (c)	1,561,953
2,935,000	5.00%, 01/01/24 (c)	3,081,662
2,110,000	5.25%, 01/01/21 (c)	2,167,202
280,000	5.25%, 01/01/24 (c)	300,983
1,120,000	5.25%, 01/01/24 (c)	1,196,406
150,000	5.25%, 01/01/24 (c)	161,847
1,150,000	5.25%, 01/01/24 (c)	1,244,645
600,000	5.25%, 01/01/24 (c)	639,720
880,000	5.38%, 01/01/25 (c)	967,410
580,000	5.50%, 01/01/25 (c)	628,407
445,000	5.50%, 01/01/25 (c)	487,689
1,320,000	5.50%, 01/01/25 (c)	1,450,706
500,000	5.63%, 01/01/27 (c)	571,050
1,000,000	5.63%, 01/01/27 (c)	1,155,470
180,000	5.75%, 01/01/27 (c)	205,657
6,400,000	6.00%, 01/01/27 (c)	7,302,144
870,000	City of Chicago, Series B (GO) 5.00%, 01/01/23	931,483
	City of Chicago, Series C (GO)
555,000	0.00%, 01/01/30 ^	370,879
195,000	0.00%, 01/01/32 ^	117,842
1,800,000	5.00%, 01/01/22 (c)	1,887,210
1,235,000	5.00%, 01/01/22	1,304,074
110,000	5.00%, 01/01/22 (c)	115,139
195,000	5.00%, 01/01/22 (c)	203,869
1,110,000	5.00%, 01/01/24	1,201,342
1,760,000	5.00%, 01/01/25	1,928,027
2,600,000	5.00%, 01/01/26 (c)	2,757,508
380,000	5.00%, 01/01/26	420,888
	City of Chicago, Series D (GO)
870,000	5.00%, 05/31/19 (c)	871,636
345,000	5.00%, 05/31/19 (c)	345,721
1,045,000	5.50%, 01/01/25 (c)	1,136,761
710,000	5.50%, 01/01/25 (c)	767,865
520,000	5.50%, 01/01/25 (c)	571,490
2,715,000	5.50%, 01/01/25 (c)	2,975,450
	City of Chicago, Series E (GO)
910,000	5.50%, 01/01/25 (c)	981,626
915,000	5.50%, 01/01/25 (c)	1,000,122
1,020,000	City of Chicago, Water Revenue, Second Lien (RB) (AMBAC) 5.75%, 11/01/30	1,254,059
	City of Harvey, Series A (GO)
465,000	5.50%, 05/31/19 (c) (d) *	255,750
3,600,000	5.63%, 05/31/19 (c) (d) *	1,980,000
625,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	667,163
1,020,000	Cook County, Illinois Recovery Zone Facility, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,060,157
	Illinois Finance Authority, Admiral Lake Project (RB)
1,000,000	5.00%, 05/15/24 (c)	1,018,530

See Notes to Financial Statements

100

Principal Amount		Value

Illinois: (continued)
$380,000	5.13%, 05/15/24 (c)	$384,108
1,150,000	5.25%, 05/15/24 (c)	1,154,462
500,000	5.25%, 05/15/24 (c)	505,870
300,000	5.50%, 05/15/24 (c)	307,029
15,000	Illinois Finance Authority, Central Baptist Village (RB) 5.38%, 05/31/19 (c)	15,003
375,000	Illinois Finance Authority, Clare Oaks Project, Series B (RB) 4.00%, 06/03/19 (c)	293,276
	Illinois Finance Authority, Franciscan Communities, Inc., Series A (RB)
705,000	4.75%, 05/15/23 (c)	718,458
260,000	5.13%, 05/15/23 (c)	268,546
860,000	5.25%, 05/15/23 (c)	892,224
	Illinois Finance Authority, Friendship Village of Schaumburg (RB)
5,000,000	5.00%, 02/15/27 (c)	4,580,150
2,160,000	5.00%, 02/15/27	2,143,368
2,730,000	5.13%, 02/15/27 (c)	2,441,275
	Illinois Finance Authority, Institute of Technology, Series A (RB)
990,000	5.00%, 05/31/19 (c)	990,059
2,610,000	5.00%, 05/31/19 (c)	2,610,496
500,000	Illinois Finance Authority, Intrinsic School Project, Series A (RB) 6.00%, 12/01/25 (c)	518,085
	Illinois Finance Authority, Lutheran Home and Obligated Group (RB)
500,000	5.50%, 05/15/22 (c)	524,295
400,000	5.75%, 05/15/22 (c)	411,632
1,000,000	Illinois Finance Authority, Montgomery Place (RB) 5.25%, 05/15/27 (c)	1,046,660
1,555,000	Illinois Finance Authority, Navistar International Corp. Project (RB) 6.75%, 10/15/20 (c)	1,621,663
1,000,000	Illinois Finance Authority, Norwegian American Hospital Inc. (RB) 7.75%, 09/15/20 (c)	1,070,540
	Illinois Finance Authority, Park Place of Elmhurst Project, Series A (RB)
715,000	6.20%, 05/15/20 (c)	670,455
230,000	6.24%, 05/15/20 (c)	209,105
315,000	6.33%, 05/15/20 (c)	285,598
535,000	6.44%, 05/15/20 (c)	482,292
437,508	Illinois Finance Authority, Park Place of Elmhurst Project, Series B (RB) 5.63%, 05/15/20	418,175
250,000	Illinois Finance Authority, Roosevelt University Project (RB) 5.50%, 06/03/19 (c)	250,093
	Illinois Finance Authority, Silver Cross Hospital and Medical Center, Series C (RB)
230,000	5.00%, 08/15/25 (c)	255,841
525,000	5.00%, 08/15/25 (c)	575,642
880,000	Illinois Finance Authority, Three Crowns Park (RB) 5.25%, 02/15/24 (c)	932,967
Principal Amount		Value

Illinois: (continued)
$100,000	Illinois Finance Authority, Uno Chapter School Network, Inc. Project, Series B (RB) 7.13%, 10/01/21 (c)	$106,194
2,695,000	Illinois Finance Authority, Westminster Village, Series A (RB) (AGM) 5.25%, 05/01/25 (c)	2,835,059
	Illinois Sports Facilities Authority (RB) (AMBAC)
655,000	0.00%, 06/15/26 ^	504,154
1,000,000	5.00%, 06/15/24 (c)	1,111,630
	Metropolitan Pier and Exposition Authority (RB)
555,000	0.00%, 06/15/30 ^	376,196
410,000	5.70%, 06/15/23	459,241
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
840,000	0.00%, 06/15/29 ^	598,063
340,000	0.00%, 12/15/30 ^	225,104
125,000	0.00%, 06/15/31 ^	80,739
190,000	0.00%, 06/15/34 ^	107,757
510,000	0.00%, 12/15/34 ^	283,458
185,000	0.00%, 06/15/37 ^	91,088
115,000	0.00%, 06/15/39 ^	50,935
1,500,000	0.00%, 06/15/40 ^	630,015
4,410,000	5.00%, 06/15/22 (c)	4,567,040
3,230,000	5.00%, 12/15/25 (c)	3,425,415
250,000	5.00%, 12/15/27 (c)	267,875
400,000	5.50%, 06/15/20 (c)	406,772
1,400,000	5.50%, 12/15/25 (c)	1,525,118
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
1,080,000	0.00%, 06/15/28 ^	804,859
1,000,000	0.00%, 12/15/41 ^	377,330
720,000	0.00%, 12/15/50 ^	180,418
15,515,000	0.00%, 12/15/51 ^	3,676,900
740,000	0.00%, 12/15/54 ^	147,208
6,780,000	4.25%, 06/15/22 (c)	6,711,725
1,360,000	5.00%, 12/15/20	1,410,742
1,450,000	5.00%, 06/15/22 (c)	1,539,929
1,135,000	5.00%, 06/15/22 (c)	1,170,866
3,765,000	5.00%, 06/15/22 (c)	3,969,816
290,000	5.00%, 06/15/22 (c)	306,919
335,000	5.00%, 12/15/22	357,690
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B-2 (RB)
6,400,000	5.00%, 06/15/20 (c)	6,473,664
425,000	5.20%, 06/15/20 (c)	430,814
5,965,000	5.25%, 06/15/20 (c)	6,049,822
435,000	Northeastern Illinois University, Capital Improvement Project (CP) 4.00%, 10/01/22 (c)	347,504
230,000	Southwestern Illinois Development Authority (RB) 5.35%, 05/31/19 (c)	168,326

See Notes to Financial Statements

101

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Illinois: (continued)
$430,000	Southwestern Illinois Development Authority, United States Steel Corp. Project (RB) 5.75%, 08/01/22 (c)	$434,898
	State of Illinois (RB)
100,000	3.00%, 06/15/26 (c)	90,187
935,000	3.50%, 06/01/26 (c)	897,899
175,000	3.50%, 06/01/26 (c)	162,267
1,050,000	3.50%, 06/01/26 (c)	990,360
150,000	4.00%, 08/01/22 (c)	152,475
500,000	4.00%, 01/01/26 (c)	501,885
360,000	4.00%, 06/01/26 (c)	355,774
595,000	4.00%, 06/01/26 (c)	581,392
270,000	4.00%, 06/01/26 (c)	265,453
1,000,000	4.00%, 06/01/26 (c)	993,550
220,000	4.00%, 06/01/26 (c)	219,611
460,000	4.00%, 06/01/26 (c)	446,301
160,000	4.13%, 03/01/22 (c)	161,843
485,000	4.13%, 11/01/26 (c)	489,258
530,000	4.50%, 11/01/26 (c)	537,712
155,000	5.00%, 01/01/20 (c)	157,004
1,240,000	5.00%, 01/01/20 (c)	1,256,715
100,000	5.00%, 01/01/21	104,030
750,000	5.00%, 01/01/21	780,225
100,000	5.00%, 04/01/21	104,622
505,000	5.00%, 07/01/21	531,144
1,020,000	5.00%, 02/01/22	1,081,679
1,000,000	5.00%, 02/01/22	1,060,470
250,000	5.00%, 03/01/22 (c)	258,610
100,000	5.00%, 03/01/22 (c)	103,324
305,000	5.00%, 03/01/22 (c)	314,083
525,000	5.00%, 03/01/22	557,666
140,000	5.00%, 03/01/22 (c)	146,591
55,000	5.00%, 06/01/22	58,709
100,000	5.00%, 07/01/22	106,915
1,830,000	5.00%, 08/01/22 (c)	1,936,652
1,465,000	5.00%, 08/01/22	1,568,810
3,235,000	5.00%, 02/01/23	3,460,253
3,690,000	5.00%, 02/01/23	3,946,935
335,000	5.00%, 05/01/23	359,773
250,000	5.00%, 07/01/23	269,153
2,195,000	5.00%, 02/01/24	2,373,256
1,100,000	5.00%, 02/01/24 (c)	1,179,409
1,105,000	5.00%, 02/01/24	1,194,737
350,000	5.00%, 02/01/24 (c)	373,860
375,000	5.00%, 02/01/24 (c)	401,520
2,325,000	5.00%, 02/01/24 (c)	2,414,652
585,000	5.00%, 04/01/24 (c)	625,892
2,350,000	5.00%, 04/01/24 (c)	2,499,436
100,000	5.00%, 05/01/24 (c)	104,763
175,000	5.00%, 05/01/24 (c)	183,650
275,000	5.00%, 05/01/24 (c)	290,364
580,000	5.00%, 05/01/24	629,219
2,005,000	5.00%, 05/01/24 (c)	2,141,781
1,025,000	5.00%, 05/01/24 (c)	1,097,529
1,770,000	5.00%, 01/01/26 (c)	1,859,739
2,750,000	5.00%, 02/01/26	3,010,727
1,040,000	5.00%, 06/01/26 (c)	1,135,898
125,000	5.00%, 06/01/26	137,258
800,000	5.00%, 06/01/26 (c)	877,248
Principal Amount		Value

Illinois: (continued)
$1,000,000	5.00%, 11/01/26 (c)	$1,094,590
2,220,000	5.00%, 02/01/27 (c)	2,444,686
1,550,000	5.25%, 07/01/23 (c)	1,656,407
290,000	5.25%, 07/01/23 (c)	306,939
510,000	5.25%, 07/01/23 (c)	543,278
700,000	5.25%, 02/01/24 (c)	751,128
2,545,000	5.50%, 07/01/23 (c)	2,772,854
560,000	5.50%, 07/01/23 (c)	592,407
1,165,000	5.50%, 07/01/23 (c)	1,263,699
445,000	5.50%, 01/01/30	513,081
	State of Illinois, Series A (GO)
950,000	4.00%, 05/09/19 (c)	950,437
320,000	4.00%, 01/01/22 (c)	324,096
100,000	4.00%, 01/01/22 (c)	100,382
1,030,000	4.00%, 01/01/22 (c)	1,036,283
190,000	4.00%, 01/01/22 (c)	194,389
70,000	4.50%, 05/09/19 (c)	70,039
195,000	5.00%, 04/01/21	204,013
1,000,000	5.00%, 01/01/22 (c)	1,031,560
1,000,000	5.00%, 01/01/22 (c)	1,030,420
110,000	5.00%, 04/01/23 (c)	113,873
500,000	5.00%, 12/01/27 (c)	536,140
500,000	5.00%, 12/01/27 (c)	541,715
500,000	5.00%, 12/01/27	553,300
1,000,000	5.00%, 05/01/28 (c)	1,074,590
270,000	5.00%, 05/01/28 (c)	287,979
365,000	5.00%, 05/01/28 (c)	388,714
1,045,000	5.00%, 05/01/28 (c)	1,147,567
1,000,000	5.00%, 05/01/28 (c)	1,092,880
1,000,000	5.00%, 05/01/28 (c)	1,077,240
790,000	State of Illinois, Series B (GO) 5.25%, 01/01/21	825,029
	State of Illinois, Series D (GO)
1,815,000	3.25%, 11/01/26	1,767,229
2,600,000	5.00%, 11/01/23	2,813,070
3,250,000	5.00%, 11/01/25	3,561,675
2,190,000	5.00%, 11/01/26	2,411,891
3,810,000	5.00%, 11/01/27 (c)	4,211,650
1,500,000	5.00%, 11/01/27	1,659,135
500,000	Village of Bolingbrook, Special Service Area No. 1 (ST) 5.25%, 03/01/28 (c)	509,155
360,000	Village of Bridgeview (GO) 5.00%, 12/01/22 (c)	349,160
	Village of Bridgeview, Series A (GO)
1,175,000	5.50%, 05/31/19 (c)	1,175,153
4,250,000	5.50%, 06/01/24 (c)	4,301,892
	Will County Community High School District No. 210, Series B (GO)
160,000	0.00%, 01/01/27 ^	121,398
120,000	0.00%, 01/01/28 ^	87,032
90,000	0.00%, 01/01/29 ^	62,402
220,000	0.00%, 01/01/31 ^	137,909
310,000	0.00%, 01/01/33 ^	174,918
		338,407,282
Indiana: 1.2%
	Allen County, Storypoint Fort Wayne Project, Series A-1 (RB)
300,000	6.75%, 01/15/24 (c)	319,770
225,000	6.88%, 01/15/24 (c)	240,260

See Notes to Financial Statements

102

Principal Amount		Value

Indiana: (continued)
	Barrington of Carmel Project, Series A (RB)
$2,500,000	7.13%, 11/15/22 (c)	$2,000,000
3,555,000	7.13%, 11/15/22 (c)	2,844,000
	City of Anderson, Anderson University (RB)
150,000	4.75%, 10/01/22 (c)	156,959
1,000,000	6.00%, 10/01/22 (c)	1,063,130
1,015,000	6.00%, 10/01/22 (c)	1,079,077
200,000	City of Crown Point, Indiana Economic Development, Series A (RB) 8.00%, 11/15/19 (c)	203,266
1,000,000	City of Rockport, Indiana Steel Corp. Project, Series A (RB) 7.00%, 02/01/22 (c)	1,021,310
900,000	City of Valparaiso, Indiana Exempt Facilities Revenue, Pratt Paper, LLC Project (RB) 5.88%, 01/01/24	981,171
100,000	County of Knox, Indiana Good Samaritian Hospital Project, Series A (RB) 5.00%, 04/01/22 (c)	102,362
500,000	Indiana Finance Authority, Baptist Healthcare System (RB) 5.00%, 08/15/27 (c)	554,355
	Indiana Finance Authority, Earlham College Project (RB)
1,065,000	5.00%, 10/01/23 (c)	1,089,910
50,000	5.00%, 10/01/23 (c)	51,962
	Indiana Finance Authority, King’s Daughters’ Hospital and Health Services (RB)
765,000	5.13%, 08/15/20 (c)	792,685
725,000	5.50%, 08/15/20 (c)	751,803
600,000	5.50%, 08/15/20 (c)	622,980
	Indiana Finance Authority, Ohio River Bridges East End Crossing Project, Series A (RB)
250,000	5.00%, 07/01/23 (c)	270,435
2,805,000	5.00%, 07/01/23 (c)	3,021,434
3,890,000	5.25%, 07/01/23 (c)	4,225,901
	Indiana Finance Authority, Ohio Valley Electric Corp. Project, Series A (RB)
2,230,000	5.00%, 06/01/22 (c)	2,241,975
1,525,000	5.00%, 06/01/22 (c)	1,541,836
4,500,000	Indiana Finance Authority, Res Polyflow Indiana Project (RB) 7.00%, 03/01/26 (c)	4,596,480
	Indiana Finance Authority, United States Steel Corp. Project (RB)
320,000	5.75%, 08/01/22 (c)	323,930
1,315,000	6.00%, 06/01/20 (c)	1,347,125
		31,444,116
Iowa: 2.2%
8,105,000	Iowa Finance Authority, Alcoa, Inc. Project (RB) 4.75%, 08/01/22 (c)	8,390,296
Principal Amount		Value

Iowa: (continued)
$1,500,000	Iowa Finance Authority, Drake West Village Project, Series A (RB) 4.50%, 06/01/26 (c)	$1,411,020
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
6,975,000	5.25%, 12/01/23 (c)	7,520,933
2,775,000	5.88%, 06/01/19 (c)	2,918,023
9,300,000	Iowa Finance Authority, Iowa Fertilizer Co. Project, Series B (RB) 5.25%, 12/01/22 (c) (p)	9,973,041
	Iowa Finance Authority, Lifespace Communities, Inc., Series A (RB)
1,900,000	5.00%, 05/15/27 (c)	2,018,522
355,000	5.00%, 05/15/27 (c)	378,249
	Iowa Finance Authority, Northcrest, Inc. Project, Series A (RB)
500,000	5.00%, 03/01/24 (c)	523,370
500,000	5.00%, 03/01/24 (c)	529,855
	Iowa Finance Authority, Sunrise Retirement Community Project (RB)
1,215,000	5.50%, 09/01/20 (c)	1,235,108
885,000	5.50%, 09/01/20 (c)	902,744
945,000	5.75%, 09/01/20 (c)	962,303
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
625,000	4.00%, 10/01/25	630,950
3,615,000	5.00%, 10/01/25 (c)	3,659,356
850,000	5.00%, 10/01/25 (c)	871,513
180,000	Tobacco Settlement Authority, Series B (RB) 5.60%, 05/31/19 (c)	179,012
	Tobacco Settlement Authority, Series C (RB)
3,175,000	5.38%, 05/31/19 (c)	3,143,567
5,585,000	5.50%, 05/31/19 (c)	5,529,150
6,960,000	5.63%, 05/31/19 (c)	6,887,616
800,000	Tobacco Settlement Authority, Series D (RB) 0.00%, 05/31/19 (c) ^	130,808
		57,795,436
Kansas: 1.0%
1,130,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	1,137,989
750,000	City of Lenexa, Health Care Facility, Lake View Village, Inc., Series A (RB) 5.00%, 05/15/25 (c)	806,985
1,000,000	City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	1,039,780
255,000	City of Wichita, Health Care Facilities, Series II-A (RB) 5.25%, 12/01/26 (c)	271,368
380,000	City of Wichita, Health Care Facilities, Series IV-A (RB) 5.63%, 05/15/24 (c)	397,149

See Notes to Financial Statements

103

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Kansas: (continued)
$1,000,000	Kansas Development Finance Authority, Village Shalom Project, Series A (RB) 5.25%, 11/15/23 (c)	$1,028,690
	Overland Park, Kansas Development Corp. (RB) (AMBAC)
7,200,000	5.13%, 05/31/19 (c)	7,210,656
100,000	5.13%, 05/31/19 (c)	100,148
1,000,000	5.25%, 05/31/19 (c)	1,001,620
2,550,000	Overland Park, Kansas, Prairiefire At Lionsgate Project (RB) 6.00%, 12/15/22 (c)	2,149,930
	Wyandotte County, Kansas City Unified Government (RB)
165,000	0.00%, 12/01/27 ^	118,925
10,000,000	0.00%, 09/01/34 ^	3,867,600
1,000,000	4.50%, 12/01/26 (c)	1,016,670
	Wyandotte County, Kansas City Unified Government, Series A (RB)
440,000	5.00%, 09/01/25 (c)	472,960
3,170,000	5.75%, 09/01/25 (c)	3,427,658
2,125,000	6.00%, 09/01/25 (c)	2,284,226
		26,332,354
Kentucky: 0.7%
1,000,000	Christian County, Jennie Stuart Medical Center (RB) 5.50%, 02/01/26 (c)	1,097,570
	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB)
565,000	6.00%, 11/15/26 (c)	551,237
550,000	6.25%, 11/15/26 (c)	537,279
415,000	6.38%, 11/15/26 (c)	406,351
	Kentucky Economic Development Finance Authority, Masonic Homes of Kentucky, Inc. (RB)
250,000	5.00%, 05/15/26 (c)	257,310
350,000	5.00%, 05/15/26 (c)	366,464
400,000	5.38%, 11/15/22 (c)	418,904
250,000	5.50%, 11/15/22 (c)	260,323
	Kentucky Economic Development Finance Authority, Next Generation Kentucky Information Highway Project, Series A (RB)
7,365,000	4.25%, 07/01/25 (c)	7,522,685
1,585,000	5.00%, 07/01/25 (c)	1,703,447
1,525,000	5.00%, 07/01/25 (c)	1,621,548
	Kentucky Economic Development Finance Authority, Owensboro Medical Health System, Inc., Series A (RB)
150,000	5.00%, 06/01/26	171,080
750,000	5.25%, 06/01/27 (c)	836,085
	Kentucky Economic Development Finance Authority, Rosedale Green Project (RB)
510,000	5.50%, 11/15/25 (c)	535,061
500,000	5.75%, 11/15/25 (c)	525,795
Principal Amount		Value

Kentucky: (continued)
$265,000	Kentucky Municipal Power Agency, Prairie State Project, Series A (RB) 5.00%, 09/01/23	$296,742
335,000	Kentucky Public Transportation Infrastructure Authority, Downtown Crossing Project, Series A (RB) 5.75%, 07/01/23 (c)	365,579
	Louisville and Jefferson County, Metropolitan Government Catholic Health Initiatives, Series A (RB)
150,000	5.00%, 06/01/22 (c)	163,106
220,000	5.00%, 06/01/22 (c)	239,081
1,220,000	Ohio County, Kentucky Pollution Control, Big Rivers Electric Corp. Project, Series A (RB) 6.00%, 07/15/20 (c)	1,254,062
		19,129,709
Louisiana: 0.5%
	City of Shreveport, Water and Sewer Revenue, Series C (RB)
470,000	4.00%, 12/01/28 (c)	512,375
2,235,000	4.00%, 12/01/28 (c)	2,448,554
100,000	5.00%, 12/01/25	117,143
	Jefferson Parish Hospital Service District No. 2 (RB)
500,000	5.63%, 07/01/21 (c)	495,000
290,000	6.25%, 07/01/21 (c)	287,100
3,490,000	6.38%, 07/01/21 (c)	3,455,100
100,000	Louisiana Housing Finance Agency, Chateau Project, Series A (RB) 7.25%, 09/01/19 (c)	99,991
1,000,000	Louisiana Local Government Environmental Facilities and Community Development Authority, St. James Place of Baton Rouge Project, Series A (RB) 6.25%, 11/15/25 (c)	1,100,500
3,200,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project (RB) 3.50%, 11/01/27 (c)	3,252,992
530,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A (RB) 6.50%, 08/01/20 (c)	557,952
500,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-1 (RB) 6.50%, 11/01/20 (c)	531,780
400,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Westlake Chemical Corp. Project, Series A-2 (RB) 6.50%, 11/01/20 (c)	425,424

See Notes to Financial Statements

104

Principal Amount		Value

Louisiana: (continued)
$1,647,254	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.75%, 07/01/24 (c) (d) *	$16
	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB)
2,259,041	7.50%, 07/01/23 (d) *	23
1,389,436	8.38%, 07/01/24 (c) (d) *	14
350,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	365,358
		13,649,322
Maine: 0.6%
4,500,000	Maine Finance Authority, Solid Disposal Facility (RB) 5.38%, 12/15/26 (c)	4,681,755
200,000	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue (RB) 6.95%, 07/01/21 (c)	217,948
	Maine Health and Higher Educational Facilities Authority, Eastern Maine Medical Center Obligated Group Issue, Series A (RB)
1,470,000	4.00%, 07/01/26 (c)	1,485,964
300,000	4.00%, 07/01/26 (c)	303,693
645,000	5.00%, 07/01/26 (c)	702,199
1,000,000	5.00%, 07/01/26 (c)	1,088,890
	Maine Health and Higher Educational Facilities Authority, General Medical Center Issue (RB)
75,000	5.25%, 07/01/21	78,789
1,735,000	6.00%, 07/01/21 (c)	1,850,204
2,220,000	6.75%, 07/01/21 (c)	2,398,799
50,000	6.95%, 07/01/21 (c)	54,312
55,000	7.50%, 07/01/21 (c)	60,852
2,000,000	Rumford, Maine Solid Waste Disposal, Boise Cascade Corp. (RB) 6.88%, 05/31/19 (c)	2,010,640
		14,934,045
Maryland: 1.2%
1,000,000	Anne Arundel County Consolidated Special Taxing District, The Village at Two Rivers Project (ST) 5.25%, 07/01/24 (c)	1,016,230
	City of Baltimore, Convention Center Hotel (RB)
2,000,000	5.00%, 09/01/27 (c)	2,207,460
1,425,000	5.00%, 09/01/27 (c)	1,585,854
915,000	5.00%, 09/01/27 (c)	1,025,331
500,000	City of Baltimore, East Baltimore Research Park Project, Series A (RB) 5.00%, 09/01/27 (c)	535,835
250,000	City of Baltimore, Harbor Point Project (RB) 5.13%, 06/01/26 (c)	260,453
Principal Amount		Value

Maryland: (continued)
$2,700,000	Frederick County Urbana Community Development Authority, Series B (ST) 5.50%, 07/01/20 (c)	$2,777,787
2,000,000	Frederick County, Maryland Education Facilities Project, Series A (RB) 5.00%, 09/01/27 (c)	2,124,380
500,000	Howard County, Series A (TA) 4.50%, 02/15/26 (c)	509,635
3,785,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	3,894,576
	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA)
100,000	3.75%, 01/01/27 (c)	101,732
470,000	4.38%, 01/01/27 (c)	480,580
530,000	4.50%, 01/01/27 (c)	541,697
1,000,000	Maryland Economic Development Corp., Purple Line Light Rail Project, Series D (RB) 5.00%, 09/30/26 (c)	1,090,910
1,120,000	Maryland Economic Development Corp., Transportation Facilities Project, Series A (RB) 5.00%, 06/01/28 (c)	1,292,614
	Maryland Health and Higher Educational Facilities Authority, Mercy Medical Center, Series A (RB)
400,000	4.00%, 07/01/26 (c)	410,532
250,000	5.00%, 07/01/26 (c)	278,485
	Maryland Health and Higher Educational Facilities Authority, Meritus Medical Center (RB)
210,000	4.00%, 07/01/25 (c)	224,030
145,000	4.25%, 07/01/25 (c)	154,136
1,500,000	5.00%, 07/01/25 (c)	1,646,775
500,000	5.00%, 07/01/25 (c)	550,235
625,000	5.00%, 07/01/25 (c)	700,669
	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB)
430,000	5.00%, 07/01/20	445,192
40,000	5.00%, 07/01/22	43,682
1,025,000	5.00%, 07/01/24	1,169,945
500,000	5.25%, 07/01/24 (c)	573,670
	Mayor and Council of Rockville, Ingleside at King Farm Project, Series B (RB)
1,000,000	5.00%, 11/01/24 (c)	1,053,750
1,000,000	5.00%, 11/01/24 (c)	1,058,140
	Prince George County, Collington Episcopal Life Care Community, Inc. (RB)
1,000,000	5.25%, 04/01/27 (c)	1,058,300
1,000,000	5.25%, 04/01/27 (c)	1,067,960

See Notes to Financial Statements

105

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Maryland: (continued)
	Prince George’s County, Suitland-Naylor Road Project (TA)
$500,000	4.75%, 01/01/26 (c)	$510,855
500,000	5.00%, 01/01/26 (c)	513,645
		30,905,075
Massachusetts: 1.2%
	Massachusetts Development Finance Agency, Boston Medical Center, Series E (RB)
750,000	4.00%, 07/01/26 (c)	771,322
550,000	5.00%, 07/01/26 (c)	618,987
	Massachusetts Development Finance Agency, Emerson College (RB)
705,000	5.00%, 01/01/25 (c)	770,565
680,000	5.00%, 01/01/25 (c)	742,506
500,000	5.00%, 01/01/25 (c)	552,875
	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB)
1,660,000	4.00%, 10/01/26 (c)	1,692,187
445,000	5.00%, 07/01/22 (c)	489,602
1,035,000	5.00%, 10/01/26 (c)	1,147,649
	Massachusetts Development Finance Agency, Lawrence General Hospital (RB)
585,000	5.00%, 07/01/27 (c)	631,326
1,000,000	5.00%, 07/01/27 (c)	1,081,350
	Massachusetts Development Finance Agency, Lawrence General Hospital, Series A (RB)
350,000	5.25%, 07/01/24 (c)	382,872
435,000	5.50%, 07/01/24 (c)	474,955
	Massachusetts Development Finance Agency, Linden Ponds, Inc. Facility (RB)
500,000	5.00%, 11/15/25 (c)	523,150
500,000	5.13%, 11/15/25 (c)	522,035
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
1,000,000	4.00%, 10/01/22 (c)	1,000,680
750,000	4.00%, 10/01/22 (c)	783,232
2,250,000	5.00%, 10/01/22 (c)	2,368,237
1,000,000	5.00%, 10/01/22 (c)	1,059,810
	Massachusetts Development Finance Agency, Provident Commonwealth Education Resources II Issue, UMass Dartmouth Student Housing Project (RB)
955,000	5.00%, 10/01/28 (c)	1,054,501
500,000	5.00%, 10/01/28 (c)	557,570
	Massachusetts Development Finance Agency, Series D (RB)
285,000	4.00%, 07/01/25 (c)	290,680
2,105,000	5.00%, 07/01/25 (c)	2,299,691
1,000,000	Massachusetts Development Finance Agency, Series I (RB) 4.00%, 07/01/26 (c)	1,038,940
Principal Amount		Value

Massachusetts: (continued)
	Massachusetts Development Finance Agency, Suffolk University (RB)
$740,000	4.00%, 07/01/27 (c)	$764,968
1,000,000	5.00%, 07/01/27 (c)	1,153,940
3,000,000	5.00%, 07/01/27 (c)	3,416,880
1,500,000	5.00%, 07/01/27 (c)	1,714,815
	Massachusetts Development Finance Agency, UMass Health Care, Series L (RB)
290,000	3.63%, 07/01/27 (c)	291,923
550,000	4.00%, 07/01/27 (c)	565,142
	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB)
510,000	5.00%, 07/01/26 (c)	567,834
190,000	5.00%, 07/01/26 (c)	221,118
1,020,000	5.00%, 07/01/26 (c)	1,200,520
1,510,000	Massachusetts Educational Financing Authority, Series C (RB) 4.13%, 07/01/28 (c)	1,562,457
		32,314,319
Michigan: 1.3%
290,000	Calhoun County Hospital Finance Authority, Oaklawn Hospital (RB) 5.00%, 02/15/27 (c)	308,943
990,000	City of Flint Hospital Building Authority, Hurley Medical Center (RB) 7.38%, 07/01/20 (c)	1,040,549
425,000	City of Flint Hospital Building Authority, Hurley Medical Center, Series B (RB) 4.75%, 07/01/23 (c)	434,571
170,000	Detroit Local Development Finance Authority, Series A (TA) 5.50%, 05/31/19 (c)	168,096
	Grand Rapids Economic Development Corp., Beacon Hill at EastGate Project, Series A (RB)
500,000	5.00%, 11/01/24 (c)	516,420
500,000	5.00%, 11/01/24 (c)	518,205
	Michigan Finance Authority, Lawrence Technological University Project (RB)
1,000,000	5.00%, 02/01/27 (c)	1,071,500
900,000	5.25%, 02/01/27 (c)	999,567
	Michigan Finance Authority, Presbyterian Villages of Michigan (RB)
895,000	4.75%, 11/15/25	935,356
250,000	5.25%, 11/15/25 (c)	257,940
300,000	5.50%, 11/15/25 (c)	309,957
	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB)
110,000	5.00%, 07/01/23	121,463
2,920,000	5.00%, 07/01/24 (c)	3,152,782
185,000	5.00%, 07/01/24 (c)	200,540
150,000	5.00%, 07/01/24 (c)	167,877
	Michigan Finance Authority, Thomas M Cooley Law School Project (RB)
720,000	5.00%, 07/01/24 (c)	787,730
780,000	6.75%, 07/01/24 (c)	804,703

See Notes to Financial Statements

106

Principal Amount		Value

Michigan: (continued)
$1,000,000	Michigan Municipal Bond Authority, Series C (RB) (AMBAC) 4.75%, 05/31/19 (c)	$1,000,330
455,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 05/31/19 (c)	450,823
100,000	Michigan State Building Authority, Series F (RB) 4.00%, 10/01/24	106,077
1,000,000	Michigan Strategic Fund, Evangelical Homes Project (RB) 5.50%, 06/01/22 (c)	1,033,660
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
330,000	5.13%, 05/16/19 (c)	329,987
11,000,000	6.00%, 05/16/19 (c)	10,868,000
3,975,000	6.00%, 05/16/19 (c)	3,929,327
6,000,000	6.88%, 05/16/19 (c)	5,955,060
1,205,000	Michigan Tobacco Settlement Finance Authority, Series B (RB) 0.00%, 05/16/19 (c) ^	60,455
1,400,000	Michigan Tobacco Settlement Finance Authority, Series C (RB) 0.00%, 06/01/33 (c) ^	38,066
		35,567,984
Minnesota: 1.2%
	City of Anoka, Homestead at Anoka, Inc. Project (RB)
500,000	4.25%, 11/01/24 (c)	517,105
1,000,000	5.50%, 11/01/24 (c)	1,086,580
	City of Apple Valley, Minnesota Senior Housing. Inc. (RB)
2,920,000	4.38%, 09/01/23 (c)	2,938,279
940,000	4.50%, 09/01/23 (c)	949,757
1,015,000	City of Apple Valley, Minnesota Senior Living, Series B (RB) 5.00%, 01/01/22 (c)	1,039,269
	City of Bethel, The Lodge at the Lakes at Stillwater Project (RB)
500,000	5.00%, 06/01/23 (c)	514,490
750,000	5.00%, 06/01/23 (c)	775,777
350,000	5.00%, 06/01/23 (c)	365,642
500,000	5.25%, 06/01/23 (c)	521,085
	City of Blaine, Crest View Senior Communities Project, Series A (RB)
1,355,000	5.75%, 07/01/25 (c)	1,343,632
1,055,000	6.13%, 07/01/25 (c)	1,056,234
400,000	6.13%, 07/01/25 (c)	401,484
	City of Brooklyn Park, Charter School, Athlos Leadership Academy Project, Series A (RB)
245,000	5.50%, 07/01/25 (c)	252,985
250,000	5.50%, 07/01/25 (c)	260,308
500,000	5.75%, 07/01/25 (c)	520,715
	City of Deephaven, Minnesota Charter School, Eagle Ridge Academy Project, Series A (RB)
500,000	5.25%, 07/01/25 (c)	532,410
1,000,000	5.50%, 07/01/25 (c)	1,071,470
Principal Amount		Value

Minnesota: (continued)
$500,000	City of Forest Lake (RB) (SAW) 5.38%, 08/01/27 (c)	$529,665
750,000	City of Ham Lake, Minnesota Charter School, Davinci Academy Project, Series A (RB) 5.00%, 07/01/24 (c)	769,005
	City of Maple Grove, Minnesota Health Care Facilities (RB)
1,000,000	4.00%, 05/01/27 (c)	1,047,830
625,000	5.00%, 05/01/27 (c)	725,156
500,000	City of Minneapolis, Charter School, Hiawatha Academies Project, Series A (RB) 5.00%, 07/01/24 (c)	509,610
1,245,000	City of Rochester, Health Care and Housing Facilities, Series A (RB) 5.00%, 12/01/25 (c)	1,251,885
	City of St. Paul Park, Minnesota Health Care Facilities, Presbyterian Homes Interlude Transitional Care (RB)
730,000	4.38%, 05/01/23 (c)	731,336
1,000,000	5.00%, 05/01/23 (c)	1,045,260
1,100,000	City of Victoria, Minnesota Holy Family Catholic High School Project (RB) 5.00%, 09/01/22 (c)	1,105,280
500,000	City of West St. Paul, Minnesota Housing and Health Care Facilities, Walker Westwood Ridge Campus Project (RB) 5.00%, 11/01/25 (c)	519,370
665,000	Duluth Independent School District No 709, Series A (CP) 4.20%, 03/01/27 (c)	666,709
	Housing and Redevelopment Authority of The City of St. Paul, Series A (RB)
325,000	5.75%, 09/01/26 (c)	352,216
500,000	6.00%, 09/01/26 (c)	547,990
750,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	786,802
2,500,000	Saint Paul, Minnesota Housing and Redevelopment Authority, Episcopal Homes Project (RB) 5.00%, 05/01/23 (c)	2,554,425
	Township of Baytown, St. Croix Preparatory Academy Project, Series A (RB)
250,000	4.00%, 08/01/26 (c)	249,678
840,000	4.25%, 08/01/26 (c)	835,926
	Wayzata, Minnesota Folkestone Senior Living Community, Series A (RB)
2,200,000	5.75%, 05/31/19 (c)	2,247,806
2,500,000	6.00%, 05/31/19 (c)	2,554,650
		33,177,821
Mississippi: 0.0%
1,000,000	Mississippi Development Bank, Mississippi Water and Sewer System (RB) (AGM) 6.88%, 12/01/23 (c)	1,184,930

See Notes to Financial Statements

107

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Missouri: 1.3%
$1,000,000	Citizens Memorial Hospital District of Polk County, Missouri Hospital (RB) 5.00%, 08/01/19 (c)	$1,000,880
600,000	City of Blue Springs, Adams Farm Project, Series A (TA) 4.00%, 06/01/24 (c)	602,724
	City of Liberty, Liberty Commons Project, Series A (TA)
500,000	5.75%, 06/01/25 (c)	496,865
500,000	6.00%, 06/01/25 (c)	501,230
	City of St. Ann, Northwest Plaza Development Project, Series A (TA)
1,500,000	4.63%, 11/01/27 (c)	1,484,970
1,000,000	5.38%, 11/01/27 (c)	992,660
150,000	Grandview Industrial Development Authority, Truman’s Marketplace Project, Series A (TA) 5.00%, 05/01/25 (c)	148,875
	I-470 Western Gateway Transportation Development District, Series A (RB)
500,000	4.50%, 12/01/26 (c)	507,920
1,000,000	5.25%, 12/01/26 (c)	1,019,360
780,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	811,816
	Kansas City Industrial Development Authority, KIngswood Project (RB)
2,400,000	5.75%, 11/15/25 (c)	2,103,984
4,910,000	6.00%, 11/15/25 (c)	4,115,022
2,810,000	6.00%, 11/15/25 (c)	2,390,664
	Kansas City Land Clearance Redevelopment Authority, Convention Center Hotel Project, Series B (AGM) (TA)
2,800,000	5.00%, 02/01/28 (c)	2,902,116
500,000	5.00%, 02/01/28 (c)	526,750
	Kirkwood Industrial Development Authority, Missouri Retirement Community, Series A (RB)
1,000,000	5.25%, 05/15/27 (c)	1,072,380
500,000	5.25%, 05/15/27 (c)	546,175
	Lees Summit Industrial Development Authority, John Knox Village, Series A (RB)
1,250,000	5.00%, 08/15/24 (c)	1,299,400
550,000	5.00%, 08/15/25 (c)	597,966
200,000	5.00%, 08/15/25 (c)	210,456
1,250,000	5.25%, 08/15/24 (c)	1,310,350
	Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB)
2,000,000	5.00%, 03/15/28 (c)	2,076,820
860,000	5.00%, 03/15/28 (c)	907,859
40,000	Nevada City, Regional Medical Center (RB) (ACA) 4.30%, 05/31/19 (c)	39,000
Principal Amount		Value

Missouri: (continued)
$860,000	Rolla Industrial Development Authority, Westside Marketplace Redevelopment Project, Series A (TA) 5.38%, 05/01/25 (c)	$872,083
	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB)
500,000	5.00%, 09/01/25 (c)	540,210
500,000	5.13%, 09/01/25 (c)	539,780
1,500,000	5.25%, 09/01/25 (c)	1,626,525
150,000	St. Louis County, Industrial Development Authority, St. Andrew’s Resources, Series A (RB) 5.00%, 12/01/25 (c)	157,625
	St. Louis, Industrial Development Authority, Ballpark Village Development Project, Series A (RB)
250,000	4.38%, 11/15/26 (c)	258,015
500,000	4.75%, 11/15/26 (c)	517,275
	St. Louis, Industrial Development Authority, Confluence Academy Project, Series A (RB)
1,150,000	5.25%, 05/31/19 (c)	1,150,000
570,000	5.35%, 05/31/19 (c)	553,755
1,500,000	St. Louis, Industrial Development Authority, Ranken-Jordan Project (RB) 5.00%, 11/15/25 (c)	1,573,185
		35,454,695
Montana: 0.0%
500,000	Montana Facility Finance Authority, Kalispell Regional Medical Center, Series B (RB) 4.13%, 07/01/28 (c)	505,635
Nebraska: 0.3%
	Central Plains Energy Project, Gas Project Crossover, Series A (RB)
125,000	5.00%, 09/01/30	149,848
830,000	5.00%, 09/01/34	1,018,418
1,185,000	5.00%, 09/01/35	1,460,548
3,250,000	5.00%, 09/01/42	4,088,240
		6,717,054
Nevada: 0.3%
500,000	Carson City, Tahoe Regional Healthcare Project (RB) 5.00%, 09/01/27 (c)	552,190
4,000,000	City of Reno, Sales Tax, Transportation Rail Access Corridor Project (RB) (AGM) 0.00%, 07/01/38 (c) ^	497,680
1,000,000	City of Reno, Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 05/31/19 (c)	982,030
185,000	Clark County, Special Improvement District No. 159 (SA) 5.00%, 08/01/25 (c)	192,222

See Notes to Financial Statements

108

Principal Amount		Value

Nevada: (continued)
$625,000	Henderson Local Improvement District No. T-18 (SA) 4.00%, 09/01/26 (c)	$610,306
	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB)
500,000	5.88%, 12/15/27	533,180
735,000	6.25%, 12/15/27 (c)	796,505
	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB)
1,250,000	5.00%, 12/15/25 (c)	1,317,550
500,000	5.00%, 12/15/25 (c)	520,245
1,000,000	5.00%, 12/15/25 (c)	1,061,790
1,000,000	5.13%, 12/15/25 (c)	1,049,390
		8,113,088
New Hampshire: 0.5%
4,000,000	New Hampshire Business Finance Authority, Covanta Project, Series B (RB) 4.63%, 07/01/23 (c)	4,053,440
870,000	New Hampshire Business Finance Authority, Covanta Project, Series C (RB) 4.88%, 07/01/23 (c)	888,174
3,750,000	New Hampshire Health and Education Facilities Authority Act, Elliot Hospital (RB) 5.00%, 10/01/26 (c)	4,254,450
	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB)
2,950,000	6.13%, 07/01/24 (c)	3,125,377
500,000	6.13%, 07/01/24 (c)	533,490
500,000	6.25%, 07/01/24 (c)	535,550
		13,390,481
New Jersey: 7.1%
	Atlantic City (GO)
25,000	5.00%, 11/01/21	24,797
50,000	5.00%, 12/01/21	49,577
65,000	5.00%, 11/01/22	63,851
30,000	5.00%, 12/01/23 (c)	29,540
370,000	Burlington County, New Jersey Bridge Commission, The Evergreens Project (RB) 5.63%, 05/31/19 (c)	369,963
	Camden County, New Jersey Improvement Authority, Series A (RB)
1,000,000	5.00%, 02/15/24 (c)	1,101,850
1,000,000	5.00%, 02/15/24 (c)	1,094,680
150,000	5.00%, 02/15/24 (c)	166,766
1,000,000	5.00%, 02/15/24 (c)	1,123,820
1,055,000	5.00%, 02/15/24 (c)	1,178,340
	Casino Reinvestment Development Authority (RB)
2,450,000	5.25%, 11/01/24 (c)	2,636,077
1,410,000	5.25%, 11/01/24 (c)	1,519,261
Principal Amount		Value

New Jersey: (continued)
$1,000,000	Essex County Improvement Authority, Covanta Project (RB) 5.25%, 07/01/20 (c)	$1,006,880
2,370,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	2,538,815
470,000	New Jersey Economic Development Authority, Bancroft Neurohealth Project, Series A (RB) 5.00%, 06/01/26 (c)	488,137
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
1,665,000	4.25%, 06/15/22 (c)	1,751,730
925,000	5.00%, 06/15/20	954,998
1,250,000	5.00%, 06/15/21	1,324,075
535,000	5.00%, 06/15/22 (c)	569,160
520,000	5.00%, 06/15/22 (c)	555,043
1,150,000	5.00%, 06/15/22 (c)	1,234,916
110,000	5.00%, 06/15/22	118,946
1,020,000	5.00%, 06/15/22 (c)	1,098,724
160,000	5.00%, 06/15/22 (c)	172,054
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
2,075,000	5.25%, 08/20/22 (c)	2,264,115
2,215,000	5.50%, 05/31/19 (c)	2,220,117
60,000	5.50%, 06/20/23 (c)	66,466
235,000	5.63%, 03/05/24 (c)	267,555
350,000	5.63%, 03/05/24 (c)	398,486
2,695,000	5.75%, 09/15/22 (c)	2,973,825
	New Jersey Economic Development Authority, Health Department and Taxation Division Office Project, Series A (RB)
500,000	5.00%, 12/15/27 (c)	542,635
1,130,000	5.00%, 12/15/27 (c)	1,230,638
55,000	New Jersey Economic Development Authority, Kapkowski Road Landfill Reclamation Improvement District Project (SA) 5.75%, 04/01/31	61,473
	New Jersey Economic Development Authority, Lions Gate Project (RB)
655,000	4.88%, 01/01/24 (c)	675,757
500,000	5.00%, 01/01/24 (c)	512,070
1,800,000	5.25%, 01/01/24 (c)	1,843,938
515,000	New Jersey Economic Development Authority, Motor Vehicle Surcharges Revenue, Series B (RB) (XLCA) 0.00%, 07/01/26 ^	418,916
985,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	1,052,817
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
120,000	4.00%, 11/01/25	127,726
4,000,000	5.00%, 11/01/22	4,379,680

See Notes to Financial Statements

109

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New Jersey: (continued)
$1,000,000	New Jersey Economic Development Authority, Port Newark Container Terminal LLC Project (RB) 5.00%, 10/01/27 (c)	$1,096,300
745,000	New Jersey Economic Development Authority, Saint Barnabas Project, Series A (RB) 0.00%, 07/01/21 ^	715,900
	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB)
1,555,000	5.00%, 12/15/26 (c)	1,683,723
220,000	5.00%, 12/15/26 (c)	241,648
1,730,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 4.75%, 12/15/26 (c)	1,878,382
	New Jersey Economic Development Authority, School Facilities Construction, Series DDD (RB)
3,500,000	4.00%, 06/15/27 (c)	3,538,920
780,000	5.00%, 06/15/27 (c)	874,466
	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB)
745,000	5.00%, 03/01/21 (c)	783,218
845,000	5.25%, 03/01/21 (c)	887,073
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
165,000	5.00%, 03/01/21 (c)	172,450
360,000	5.25%, 03/01/21 (c)	377,104
210,000	5.25%, 03/01/21 (c)	220,133
105,000	5.25%, 03/01/21 (c)	110,228
	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB)
335,000	5.00%, 03/01/22 (c)	356,068
515,000	5.00%, 03/01/22 (c)	546,533
435,000	5.00%, 03/01/22 (c)	465,633
470,000	5.00%, 03/01/22 (c)	499,991
	New Jersey Economic Development Authority, School Facilities Construction, Series KK (RB)
1,645,000	4.00%, 12/15/27 (c)	1,637,071
355,000	5.00%, 09/01/22 (c)	374,170
685,000	5.00%, 09/01/22 (c)	719,099
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
650,000	5.00%, 03/01/21	681,622
3,050,000	5.00%, 03/01/22	3,276,035
155,000	5.00%, 03/01/23 (c)	166,941
300,000	5.00%, 03/01/23 (c)	323,964
265,000	5.00%, 03/01/23 (c)	284,432
650,000	5.00%, 03/01/23 (c)	703,865
1,680,000	5.00%, 03/01/23 (c)	1,823,237
865,000	5.00%, 03/01/23 (c)	941,302
1,175,000	5.00%, 03/01/23 (c)	1,257,567
Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB)
$580,000	5.00%, 06/15/24 (c)	$625,246
140,000	5.00%, 06/15/24 (c)	152,116
920,000	5.00%, 06/15/24 (c)	1,022,249
120,000	New Jersey Economic Development Authority, School Facilities Construction, Series RR (RB) 5.00%, 06/15/24 (c)	129,070
	New Jersey Economic Development Authority, School Facilities Construction, Series UU (RB)
4,840,000	5.00%, 06/15/24 (c)	5,149,421
875,000	5.00%, 06/15/24 (c)	939,960
	New Jersey Economic Development Authority, School Facilities Construction, Series WW (RB)
405,000	5.00%, 06/15/25 (c)	437,712
575,000	5.00%, 06/15/25 (c)	619,862
1,235,000	5.00%, 06/15/25 (c)	1,340,691
545,000	5.00%, 06/15/25 (c)	590,409
435,000	5.25%, 06/15/25 (c)	490,354
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
220,000	4.00%, 06/15/24	233,317
595,000	4.25%, 06/15/25 (c)	636,948
125,000	4.38%, 06/15/25 (c)	134,229
1,085,000	5.00%, 06/15/21	1,149,297
1,000,000	5.00%, 06/15/23	1,100,730
1,080,000	5.00%, 06/15/24	1,206,500
	New Jersey Economic Development Authority, The Goethals Bridge Replacement Project (RB)
350,000	5.13%, 01/01/24 (c)	388,567
900,000	5.38%, 01/01/24 (c)	994,410
500,000	5.50%, 01/01/24 (c)	571,340
	New Jersey Economic Development Motor Vehicle, Series A (RB)
875,000	3.38%, 07/01/27 (c)	873,644
3,055,000	4.00%, 07/01/27 (c)	3,108,554
1,640,000	4.00%, 07/01/27 (c)	1,695,268
1,275,000	5.00%, 07/01/27 (c)	1,413,159
	New Jersey Educational Facilities Authority, Higher Education Facilities Trust (RB)
550,000	5.00%, 06/15/22	594,732
150,000	5.00%, 06/15/23	165,110
265,000	New Jersey Educational Facilities Authority, Higher Educational Capital Improvement, Series A (RB) 5.00%, 09/01/24 (c)	293,758
	New Jersey Educational Facilities Authority, Stockton University Issue, Series A (RB)
1,000,000	5.00%, 07/01/25	1,146,010
1,050,000	5.00%, 07/01/26 (c)	1,174,278
1,000,000	5.00%, 07/01/26 (c)	1,142,280

See Notes to Financial Statements

110

Principal Amount		Value

New Jersey: (continued)
	New Jersey Health Care Facilities Financing Authority, Hospital Asset Transformation Program (RB)
$630,000	5.00%, 04/01/28 (c)	$692,433
940,000	5.00%, 04/01/28 (c)	1,035,833
1,000,000	5.00%, 04/01/28 (c)	1,105,500
	New Jersey Health Care Facilities Financing Authority, St. Joseph’s Healthcare System Obligated Group Issue (RB)
850,000	3.00%, 07/01/26 (c)	807,976
785,000	3.13%, 07/01/26 (c)	748,592
845,000	4.00%, 07/01/26 (c)	858,495
1,750,000	5.00%, 07/01/26 (c)	1,913,642
	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB)
100,000	5.00%, 07/01/21	104,252
170,000	6.00%, 07/01/21 (c)	181,399
1,050,000	6.25%, 07/01/21 (c)	1,119,835
	New Jersey State Transportation Trust Fund Authority, Series A (RB)
870,000	0.00%, 12/15/28 ^	631,881
165,000	0.00%, 12/15/35 ^	87,577
	New Jersey State Transportation Trust Fund Authority, Series C (RB) (AMBAC)
985,000	0.00%, 12/15/26 ^	777,884
185,000	0.00%, 12/15/28 ^	134,366
	New Jersey Transportation Trust Fund Authority, Series A (RB)
270,000	0.00%, 12/15/25 ^	221,557
230,000	0.00%, 12/15/25 ^	188,733
575,000	0.00%, 12/15/26 ^	454,095
4,440,000	0.00%, 12/15/28 ^	3,224,772
325,000	0.00%, 12/15/29 ^	225,258
2,210,000	0.00%, 12/15/30 ^	1,461,517
1,780,000	0.00%, 12/15/31 ^	1,125,636
1,295,000	0.00%, 12/15/32 ^	783,851
935,000	0.00%, 12/15/33 ^	543,562
705,000	0.00%, 12/15/33 ^	409,852
510,000	0.00%, 12/15/34 ^	283,025
915,000	0.00%, 12/15/34 ^	507,779
1,780,000	0.00%, 12/15/37 ^	856,589
1,115,000	0.00%, 12/15/37 ^	536,571
605,000	0.00%, 12/15/38 ^	277,514
705,000	0.00%, 12/15/38 ^	323,384
1,500,000	0.00%, 12/15/39 ^	654,195
750,000	0.00%, 12/15/40 ^	311,205
695,000	4.00%, 12/15/28 (c)	729,263
1,000,000	4.25%, 12/15/28 (c)	1,033,320
100,000	5.00%, 06/15/20	103,280
360,000	5.00%, 06/15/21 (c)	379,062
5,875,000	5.00%, 06/15/22 (c)	6,147,365
665,000	5.00%, 06/15/24	748,670
1,000,000	5.00%, 12/15/28 (c)	1,128,030
100,000	5.25%, 06/15/21 (c)	106,227
370,000	5.25%, 06/15/21 (c)	388,052
430,000	5.25%, 12/15/21	465,153
100,000	5.25%, 12/15/23	113,465
Principal Amount		Value

New Jersey: (continued)
$310,000	5.50%, 12/15/21	$337,308
205,000	5.50%, 12/15/23	234,844
250,000	6.00%, 06/15/21 (c)	267,698
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
220,000	4.00%, 06/15/22 (c)	225,738
695,000	4.25%, 06/15/24 (c)	706,273
150,000	4.75%, 06/15/25 (c)	160,277
1,375,000	4.75%, 06/15/25 (c)	1,452,962
345,000	5.00%, 06/15/22	374,363
265,000	5.00%, 06/15/22 (c)	282,858
425,000	5.00%, 06/15/22 (c)	449,353
4,710,000	5.00%, 06/15/22 (c)	4,943,192
1,940,000	5.00%, 06/15/22 (c)	2,048,601
135,000	5.00%, 06/15/23 (c)	147,393
640,000	5.00%, 06/15/23 (c)	677,747
1,115,000	5.00%, 06/15/23 (c)	1,170,014
200,000	5.00%, 06/15/23 (c)	219,200
1,620,000	5.00%, 06/15/24 (c)	1,728,621
1,195,000	5.00%, 06/15/24 (c)	1,269,855
340,000	5.00%, 06/15/25 (c)	363,725
665,000	5.00%, 06/15/25 (c)	711,736
130,000	5.25%, 06/15/23 (c)	140,089
925,000	5.25%, 06/15/23 (c)	1,005,512
505,000	5.25%, 06/15/25 (c)	549,203
	New Jersey Transportation Trust Fund Authority, Series B (RB)
3,425,000	5.00%, 06/15/21 (c)	3,543,882
835,000	5.25%, 06/15/21 (c)	871,515
	New Jersey Transportation Trust Fund Authority, Series C (RB) (AMBAC)
250,000	0.00%, 12/15/25 ^	205,145
265,000	0.00%, 12/15/30 ^	179,299
290,000	0.00%, 12/15/31 ^	185,675
5,475,000	0.00%, 12/15/35 ^	2,905,966
2,245,000	5.25%, 12/15/24 (c)	2,477,582
	New Jersey Transportation Trust Fund Authority, Series D (RB)
325,000	5.00%, 12/15/24	369,382
960,000	5.00%, 12/15/24 (c)	1,043,098
295,000	5.25%, 12/15/23	334,722
100,000	Newark Housing Port Authority, Marine Terminal Redevelopment Project (RB) 5.25%, 01/01/27	118,722
1,690,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	1,805,241
	South Jersey Port Corp., Marine Terminal, Series B (RB)
500,000	5.00%, 01/01/28 (c)	553,590
2,000,000	5.00%, 01/01/28 (c)	2,207,320
1,260,000	5.00%, 01/01/28 (c)	1,410,368
360,000	5.00%, 01/01/28 (c)	406,739
750,000	5.00%, 01/01/28 (c)	842,370
	Tobacco Settlement Financing Corp., Series A (RB)
4,800,000	5.00%, 06/01/28 (c)	5,246,400
4,000,000	5.25%, 06/01/28 (c)	4,480,920

See Notes to Financial Statements

111

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New Jersey: (continued)
	Tobacco Settlement Financing Corp., Series B (RB)
$3,000,000	3.20%, 06/01/27	$3,105,990
5,300,000	5.00%, 06/01/28 (c)	5,535,744
		187,591,389
New Mexico: 0.1%
500,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	496,545
695,000	Farmington, New Mexico Pollution Control, San Juan Project, Series F (RB) 6.25%, 06/01/20 (c)	724,802
1,000,000	Winrock Town Center Tax Increment Development District No. 1 (TA) 5.75%, 05/01/20 (c)	1,012,430
		2,233,777
New York: 7.1%
	Brooklyn Arena Local Development Corp., Barclays Center (RB)
270,000	0.00%, 07/15/32 ^	170,713
370,000	0.00%, 07/15/33 ^	224,594
4,350,000	0.00%, 07/15/45 ^	1,538,682
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
125,000	5.00%, 07/15/26	145,784
4,025,000	5.00%, 01/15/27 (c)	4,501,439
750,000	Buffalo and Erie County Industrial Land Development Corp., Series A (RB) 5.00%, 08/01/27 (c)	794,782
250,000	Build NYC Resource Corp., Metropolitan College of New York Project (RB) 5.25%, 11/01/24 (c)	264,780
	Build NYC Resource Corp., New York Law School Project (RB)
695,000	4.00%, 01/01/26 (c)	695,375
725,000	5.00%, 01/01/26 (c)	783,290
	Build NYC Resource Corp., Pratt Paper, Inc. Project (RB)
1,050,000	4.50%, 01/01/25	1,144,038
560,000	5.00%, 11/01/24 (c)	573,776
600,000	5.00%, 01/01/25 (c)	647,844
750,000	5.25%, 11/01/24 (c)	784,177
1,145,000	5.50%, 11/01/24 (c)	1,193,983
1,100,000	Build NYC Resource Corp., South Bronx Charter School For International Cultures (RB) 5.00%, 04/15/23 (c)	1,130,107
1,000,000	Chautauqua Tobacco Asset Securitization Corp. (RB) 5.00%, 06/01/24 (c)	1,008,880
	Dutchess County Industrial Development Agency, Bard College Civic Facility, Series A (RB)
940,000	4.50%, 05/31/19 (c)	920,063
Principal Amount		Value

New York: (continued)
$15,000	4.50%, 05/31/19 (c)	$15,001
400,000	5.00%, 05/31/19 (c)	400,024
	Erie Tobacco Asset Securitization Corp., Series A (RB)
1,295,000	5.00%, 05/31/19 (c)	1,281,402
335,000	5.00%, 05/31/19 (c)	331,650
10,000,000	Erie Tobacco Asset Securitization Corp., Series D (RB) 0.00%, 05/31/19 (c) ^	517,200
	Nassau County Local Economic Assistance Corp., Winthrop University Hospital Project (RB)
30,000	4.25%, 07/01/22 (c)	30,659
450,000	5.00%, 07/01/22 (c)	479,475
400,000	5.00%, 07/01/22 (c)	429,080
175,000	5.00%, 07/01/22 (c)	189,863
3,285,000	Nassau County Tobacco Settlement Corp., Series A-2 (RB) 5.25%, 05/16/19 (c)	3,285,427
	Nassau County Tobacco Settlement Corp., Series A-3 (RB)
2,445,000	5.00%, 05/31/19 (c)	2,343,190
3,905,000	5.13%, 05/16/19 (c)	3,747,043
	New Rochelle Industrial Development Agency (RB)
2,075,000	5.25%, 07/01/19 (c)	1,079,000
95,000	5.50%, 07/01/19 (c)	49,400
2,000,000	New York City Housing Development Corp., 8 Spruce Street, Class E (RB) 3.50%, 05/15/24 (c)	2,042,920
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
1,520,000	4.75%, 05/31/19 (c)	1,521,596
110,000	5.00%, 05/31/19 (c)	111,529
650,000	5.00%, 05/31/19 (c)	659,692
100,000	5.00%, 05/31/19 (c)	100,245
825,000	5.00%, 05/31/19 (c)	827,029
120,000	5.00%, 05/31/19 (c)	120,298
2,000,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22 (c)	2,147,720
	New York City Industrial Development Agency, Yankee Stadium Project (RB) (FGIC)
1,500,000	4.50%, 05/31/19 (c)	1,501,815
600,000	5.00%, 05/31/19 (c)	603,222
5,000	New York Counties Tobacco Trust II (RB) 5.63%, 05/31/19 (c)	5,018
	New York Counties Tobacco Trust IV (RB)
10,525,000	0.00%, 05/16/19 (c) ^	477,309
380,000	5.00%, 05/16/19 (c)	372,339
745,000	5.00%, 05/16/19 (c)	725,071
1,640,000	New York Counties Tobacco Trust V (RB) 0.00%, 05/16/19 (c) ^	530,819

See Notes to Financial Statements

112

Principal Amount		Value

New York: (continued)
	New York Counties Tobacco Trust VI (RB)
$980,000	3.75%, 06/01/26 (c)	$869,191
5,500,000	5.00%, 06/01/26 (c)	5,611,485
	New York Liberty Development Corp., 3 World Trade Center Project (RB)
23,350,000	5.00%, 11/15/24 (c)	25,147,249
3,500,000	5.15%, 11/15/24 (c)	3,861,585
3,700,000	5.38%, 11/15/24 (c)	4,067,410
1,100,000	7.25%, 11/15/24 (c)	1,297,461
255,000	New York Liberty Development Corp., 7 World Trade Center Project (RB) 5.00%, 03/15/22 (c)	274,265
375,000	New York State Dormitory Authority, CUNY Student Housing Project (RB) (AMBAC) 5.50%, 07/01/35	488,910
150,000	New York State Dormitory Authority, Fit Student Housing Corp. (RB) 5.25%, 07/01/31	182,351
450,000	New York State Dormitory Authority, Montefiore Obligated Group, Series A (RB) 4.00%, 08/01/28 (c)	468,734
	New York State Dormitory Authority, Orange Regional Medical Center (RB)
300,000	5.00%, 06/01/27 (c)	341,469
300,000	5.00%, 06/01/27 (c)	351,714
200,000	New York State Dormitory Authority, Pace University, Series A (RB) 4.25%, 05/01/23 (c)	203,828
25,000	New York State Dormitory Authority, St. Joseph’s College (RB) 5.25%, 07/01/20 (c)	25,431
50,000	New York State Dormitory Authority, Yeshiva (RB) 5.00%, 11/01/21 (c)	51,730
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
345,000	5.00%, 08/01/20	356,133
6,190,000	5.00%, 08/01/21	6,543,201
7,400,000	5.00%, 08/01/21 (c)	7,759,196
3,075,000	5.00%, 08/01/21 (c)	3,243,356
	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, Series A (RB)
1,340,000	4.00%, 07/01/24 (c)	1,369,158
2,410,000	4.00%, 07/01/24 (c)	2,468,515
835,000	4.00%, 07/01/24 (c)	872,032
730,000	4.00%, 07/01/24 (c)	763,916
500,000	4.00%, 07/01/24 (c)	524,925
420,000	5.00%, 07/01/24 (c)	467,296
3,255,000	5.00%, 07/01/24 (c)	3,541,180
5,720,000	5.00%, 07/01/24 (c)	6,207,802
230,000	5.00%, 07/01/24 (c)	253,370
6,955,000	5.25%, 07/01/24 (c)	7,598,268
Principal Amount		Value

New York: (continued)
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
$15,000	5.00%, 01/01/21	$15,748
1,000,000	5.00%, 01/01/22	1,072,320
250,000	5.00%, 01/01/23	274,148
4,000,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series A (RB) 4.75%, 07/01/23 (c)	4,092,240
495,000	Orange County Industrial Development Agency, The Glen Arden, Inc. Project (RB) 5.70%, 05/31/19 (c)	451,381
	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB)
260,000	5.00%, 12/01/20	269,162
110,000	6.00%, 12/01/20 (c)	116,433
	Suffolk Tobacco Asset Securitization Corp., Series B (RB)
60,000	5.38%, 05/31/19 (c)	59,999
4,150,000	6.00%, 05/31/19 (c)	4,155,644
6,150,000	Suffolk Tobacco Asset Securitization Corp., Series C (RB) 6.63%, 06/01/22 (c) (d) *	6,459,529
	Syracuse Industrial Development Agency, Carousel Center Project, Series A (RB)
200,000	5.00%, 01/01/26 (c)	209,428
1,950,000	5.00%, 01/01/26 (c)	2,034,981
300,000	5.00%, 01/01/26 (c)	316,278
550,000	5.00%, 01/01/26 (c)	577,396
	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. Project, Series A (RB)
345,000	5.00%, 07/01/23 (c)	326,653
2,230,000	5.00%, 07/01/23 (c)	2,198,156
1,050,000	5.00%, 07/01/23 (c)	1,053,843
1,710,000	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB) 5.00%, 06/01/27 (c)	1,842,439
	TSASC, Inc., Tobacco Settlement Bonds, Series B (RB)
200,000	5.00%, 06/01/21	208,374
9,400,000	5.00%, 06/01/27 (c)	9,200,250
5,000,000	5.00%, 06/01/27 (c)	4,907,600
4,000,000	Tuxedo Farms Local Development Corp. (RB) 6.55%, 05/01/27 (c)	4,684,320
	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB)
1,150,000	4.00%, 09/15/24 (c)	1,128,391
400,000	5.00%, 09/15/24 (c)	392,904
1,000,000	5.25%, 09/15/24 (c)	984,290
1,000,000	5.25%, 09/15/24 (c)	994,090
1,000,000	5.25%, 09/15/24 (c)	1,000,610

See Notes to Financial Statements

113

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New York: (continued)
$4,000,000	Westchester County Industrial Development Agency, Million Air Two LLC General Aviation Facilities Project, Series A (RB) 7.00%, 06/01/24 (c)	$4,419,440
	Westchester County Local Development Corp., Medical Center (RB)
320,000	3.75%, 11/01/25 (c)	322,714
1,445,000	5.00%, 11/01/25 (c)	1,587,650
	Westchester County Local Development Corp., Series A (RB)
565,000	5.00%, 05/01/24 (c)	615,155
1,390,000	5.50%, 05/01/24 (c)	1,527,805
4,575,000	Westchester Tobacco Asset Securitization Corp., Series C (RB) 5.00%, 06/01/23 (c)	4,612,057
		189,769,932
North Carolina: 0.3%
	North Carolina Department of Transportation, I-77 Hot Lanes Project (RB)
250,000	5.00%, 06/30/25 (c)	273,383
1,000,000	5.00%, 06/30/25 (c)	1,080,000
	North Carolina Medical Care Commission, Lutheran Services for the Aging, Series A (RB)
245,000	4.75%, 03/01/22 (c)	253,374
1,330,000	5.00%, 03/01/22 (c)	1,380,713
820,000	5.00%, 03/01/22 (c)	853,505
150,000	North Carolina Medical Care Commission, Pennybyrn at Maryfield (RB) 5.00%, 10/01/25	168,405
	North Carolina Medical Care Commission, Retirement Facilities (RB)
550,000	4.70%, 07/01/25 (c)	564,168
250,000	5.00%, 10/01/24 (c)	270,418
250,000	5.00%, 10/01/24 (c)	266,060
1,395,000	6.00%, 01/01/20 (c)	1,421,212
165,000	North Carolina Medical Care Commission, Retirement Facilities, Series A (RB) 5.00%, 10/01/24 (c)	175,491
	North Carolina Turnpike Authority, Triangle Expressway System (RB)
1,000,000	5.00%, 01/01/27 (c)	1,156,290
100,000	5.00%, 01/01/29 (c)	120,514
		7,983,533
North Dakota: 0.3%
	City of Grand Forks, North Dakota, Altru Health System Obligated Group (RB)
25,000	4.00%, 12/01/21 (c)	25,718
640,000	5.00%, 12/01/21 (c)	676,339
Principal Amount		Value

North Dakota: (continued)
	City of Williston, North Dakota, Eagle Crest Apartments LLC Project (RB)
$615,000	6.25%, 09/01/23 (d) *	$246,000
1,285,000	7.75%, 09/01/23 (c) (d) *	514,000
2,500,000	County of Grand Forks, North Dakota, Red River Biorefinery, LLC Project (RB) 5.38%, 09/15/28 (c)	2,343,050
	County of Ward, North Dakota Health Care Facilities, Series C (RB)
2,050,000	5.00%, 06/01/28 (c)	2,228,842
750,000	5.00%, 06/01/28 (c)	819,630
		6,853,579
Ohio: 5.5%
	Akron Bath Copley Joint Township Hospital District, Summa Health Obligated Group (RB)
500,000	5.25%, 11/15/26 (c)	567,115
1,150,000	5.25%, 11/15/26 (c)	1,302,628
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
16,965,000	5.13%, 05/16/19 (c)	15,947,609
7,760,000	5.38%, 05/16/19 (c)	7,361,214
10,935,000	5.75%, 05/16/19 (c)	10,380,814
17,415,000	5.88%, 05/16/19 (c)	16,544,598
17,000,000	5.88%, 05/16/19 (c)	16,277,500
7,385,000	6.00%, 05/16/19 (c)	7,277,917
15,400,000	6.50%, 05/16/19 (c)	15,363,348
8,290,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-3 (RB) 6.25%, 06/01/22 (c)	8,183,556
5,070,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series B (RB) 0.00%, 05/16/19 (c) ^	290,258
2,300,000	Buckeye, Ohio Tobacco Settlement Financing Authority, Series C (RB) 0.00%, 05/16/19 (c) ^	54,487
	Butler County Port Authority, Senior Series A (RB)
250,000	6.25%, 01/15/24 (c)	262,100
400,000	6.38%, 01/15/24 (c)	419,648
890,000	6.50%, 01/15/24 (c)	933,797
	Cleveland-Cuyahoga County Port Authority, Playhouse Square Foundation Project (RB)
750,000	5.25%, 12/01/28 (c)	842,392
1,740,000	5.50%, 12/01/28 (c)	1,953,324
900,000	5.50%, 12/01/28 (c)	1,018,017
1,465,000	Columbus-Franklin County Finance Authority (RB) (SBG) 6.50%, 03/01/25 (c)	1,532,873
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
405,000	4.00%, 02/15/27 (c)	422,994
510,000	4.75%, 02/15/27 (c)	532,440
775,000	5.00%, 02/15/27 (c)	835,365
1,050,000	5.00%, 02/15/27 (c)	1,146,463
570,000	5.25%, 02/15/27 (c)	627,895
800,000	5.50%, 02/15/27 (c)	899,616
180,000	5.50%, 02/15/27 (c)	201,701

See Notes to Financial Statements

114

Principal Amount		Value

Ohio: (continued)
	County of Licking, Health Care Facilities, Series A (RB)
$1,555,000	6.00%, 07/01/25 (c)	$1,641,551
1,500,000	6.13%, 07/01/25 (c)	1,600,725
1,350,000	County of Montgomery, Trousdale Foundation Properties, Series A (RB) 6.00%, 04/01/28 (c)	1,464,264
750,000	Dayton-Montgomery County Port Authority, Storypoint Troy Project, Series 1 (RB) 7.00%, 01/15/25 (c)	761,475
400,000	Franklin County, First Community Village Obligated Group (RB) 5.63%, 07/01/20 (c)	405,812
890,000	Gallia County, Holzer Health System Obligated Group (RB) 8.00%, 07/01/22 (c)	1,006,065
	Hamilton County, Life Enriching Communities Project (RB)
385,000	5.00%, 01/01/26 (c)	402,949
280,000	5.00%, 01/01/26 (c)	292,225
300,000	5.00%, 01/01/26 (c)	323,199
250,000	5.00%, 01/01/26 (c)	265,085
	Lake County, Port and Economic Development Authority, Tapestry Wickliffe, Series A (RB)
2,200,000	6.50%, 12/01/27 (c)	2,262,414
4,000,000	6.75%, 12/01/27 (c)	4,091,040
1,815,000	Montgomery County, Trousdale Foundation Properties, Series A (RB) 6.25%, 04/01/28 (c)	1,981,944
	Muskingum County, Ohio Hospital Facilities, Genesis HealthCare System Obligated Group Project (RB)
490,000	5.00%, 02/15/23 (c)	513,099
1,530,000	5.00%, 02/15/23 (c)	1,597,488
490,000	5.00%, 02/15/23 (c)	517,646
2,270,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	2,327,249
	Ohio Air Quality Development Authority, Pratt Paper LLC Project (RB)
500,000	4.25%, 01/15/28 (c)	517,265
4,000,000	4.50%, 01/15/28 (c)	4,178,480
1,100,000	Ohio Airport Special Revenue, Continental Airlines, Inc. Project (RB) 5.38%, 05/31/19 (c)	1,102,794
2,050,000	Ohio State Solid Waste Disposal, USG Corp. Project (RB) 5.60%, 05/31/19 (c)	2,053,382
795,000	Ohio Water Development Authority, United States Steel Corp. Project (RB) 6.60%, 11/01/21 (c)	817,006
Principal Amount		Value

Ohio: (continued)
	Southeastern Ohio Port Authority, Hospital Facilities Revenue, Memorial Health System Obligated Group Project (RB)
$250,000	5.00%, 12/01/24 (c)	$257,565
245,000	5.00%, 12/01/24 (c)	261,988
70,000	5.50%, 12/01/24 (c)	74,404
710,000	5.75%, 12/01/22 (c)	766,062
570,000	6.00%, 12/01/22 (c)	606,811
	State of Ohio, Portsmouth Bypass Project (RB)
800,000	5.00%, 06/30/25 (c)	864,728
1,525,000	5.00%, 06/30/25 (c)	1,632,085
		145,766,469
Oklahoma: 1.7%
	Comanche County Hospital Authority, Series A (RB)
300,000	4.25%, 07/01/22 (c)	281,880
210,000	5.00%, 07/01/22 (c)	218,574
1,663,515	Kingfisher Hospital Authority (RB) 6.50%, 05/31/19 (c)	1,665,129
	Norman Regional Hospital Authority (RB)
150,000	4.00%, 09/01/26 (c)	157,217
1,030,000	5.00%, 09/01/26 (c)	1,183,614
	Oklahoma County Finance Authority, Epworth Villa Project, Series A (RB)
175,000	5.00%, 04/01/23	178,001
225,000	5.13%, 04/01/22 (c)	209,914
	Oklahoma Development Finance Authority, Great Plains Regional Medical Center Project (RB)
920,000	5.00%, 05/15/19 (c)	921,113
1,000,000	5.13%, 05/15/19 (c)	1,001,260
	Oklahoma Development Finance Authority, Inverness Village Community (RB)
275,000	5.25%, 05/31/19 (c) (d) *	178,750
1,930,000	5.75%, 01/01/22 (c) (d) *	1,254,500
1,000,000	6.00%, 01/01/22 (c)	650,000
	Oklahoma Development Finance Authority, OU Medicine Project, Series B (RB)
700,000	5.00%, 08/15/28 (c)	801,731
400,000	5.00%, 08/15/28 (c)	470,760
4,100,000	5.25%, 08/15/28 (c)	4,655,796
2,900,000	5.25%, 08/15/28 (c)	3,304,289
8,500,000	5.50%, 08/15/28 (c)	9,755,875
2,800,000	5.50%, 08/15/28 (c)	3,224,508
	Oklahoma Development Finance Authority, Provident Oklahoma Education Resources, Inc. (RB)
2,200,000	5.00%, 08/01/27 (c)	2,055,680
5,075,000	5.00%, 08/01/27 (c)	4,740,760
3,750,000	5.25%, 08/01/27 (c)	3,504,112
	Payne County Economic Development Authority, Series A (RB)
360,000	6.00%, 11/01/26 (d) *	131,400

See Notes to Financial Statements

115

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Oklahoma: (continued)
$500,000	6.63%, 11/01/26 (c) (d) *	$182,500
3,000,000	6.88%, 11/01/26 (c) (d) *	1,095,000
2,800,000	7.00%, 11/01/26 (c) (d) *	1,022,000
1,150,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 05/21/19 (c) (d) *	419,750
1,500,000	Payne County Economic Development Authority, Series B-1 (RB) 5.25%, 05/21/19 (c) (d) *	547,500
375,000	Rogers County Industrial Development Authority (RB) 3.63%, 04/01/25 (c)	381,195
2,125,000	Tulsa Municipal Airport Trust, American Airlines Inc. (RB) 5.00%, 06/01/25 (c) (p)	2,335,481
		46,528,289
Oregon: 0.8%
	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series A (RB)
500,000	5.00%, 05/15/25 (c)	528,785
425,000	5.00%, 05/15/25 (c)	450,657
605,000	5.00%, 05/15/25 (c)	643,653
500,000	Clackamas County Hospital Facility Authority, Mary’s Woods at Marylhurst Project, Series B-3 (RB) 2.60%, 11/15/19 (c)	500,050
	Clackamas County Hospital Facility Authority, Willamette View Project, Series A (RB)
500,000	5.00%, 11/15/25 (c)	537,720
760,000	5.00%, 11/15/25 (c)	821,917
	Oregon State Business Development Commission, Red Rock Biofuels LLC Clean Energy Project (RB) (SAW)
7,500,000	6.50%, 04/01/28 (c)	6,948,675
8,500,000	6.50%, 04/01/28 (c)	7,875,165
500,000	Polk County Hospital Facility Authority, Dallas Retirement Village Project (RB) 5.38%, 07/01/25 (c)	522,470
	Yamhill County Hospital Authority, Series A (RB)
1,000,000	5.00%, 11/15/24 (c)	1,059,820
500,000	5.00%, 11/15/24 (c)	528,250
300,000	5.00%, 11/15/24 (c)	322,845
		20,740,007
Pennsylvania: 3.1%
1,645,000	Allegheny County, Pennsylvania Hospital Development Authority, Series A (RB) 5.13%, 05/31/19 (c)	1,493,940
	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB)
445,000	5.75%, 08/01/22 (c)	450,069
730,000	6.75%, 11/01/19 (c)	739,497
Principal Amount		Value

Pennsylvania: (continued)
$1,100,000	6.75%, 12/01/21 (c)	$1,141,690
600,000	6.88%, 11/01/19 (c)	604,458
1,000,000	Allentown Commercial and Industrial Development Authority, Series A (RB) 6.25%, 07/01/24 (c)	1,002,950
	Allentown Neighborhood Improvement Zone Development Authority (RB)
2,000,000	5.00%, 05/01/27 (c)	2,158,460
250,000	5.00%, 05/01/27 (c)	278,173
500,000	5.00%, 05/01/28 (c)	543,770
250,000	5.00%, 05/01/28 (c)	279,960
	Allentown Neighborhood Improvement Zone Development Authority, Series A (RB)
1,915,000	5.00%, 05/01/22 (c)	2,004,909
150,000	5.00%, 05/01/22 (c)	157,554
3,980,000	5.00%, 05/01/22 (c)	4,133,747
1,000,000	Blythe Township Solid Waste Authority (RB) 7.75%, 12/01/27 (c)	1,107,480
	Chester County Health and Education Facilities Authority, Immaculata University Project (RB)
1,590,000	4.25%, 11/01/27 (c)	1,570,697
3,005,000	5.00%, 11/01/27 (c)	3,112,278
440,000	Chester County Health and Education Facilities Authority, Simpson Senior Services Project, Series A (RB) 5.25%, 12/01/25 (c)	455,809
	Chester County Industrial Development Authority, Woodland at Greystone Project (SA)
400,000	5.00%, 03/01/28 (c)	414,124
400,000	5.13%, 03/01/28 (c)	413,608
	Crawford County Hospital Authority, Meadville Medical Center Project, Series A (RB)
1,440,000	6.00%, 06/01/26 (c)	1,609,056
440,000	6.00%, 06/01/26 (c)	495,128
400,000	Cumberland County Municipal Authority, Asbury Pennsylvania Obligated Group (RB) 5.25%, 01/01/22 (c)	413,004
500,000	Cumberland County Municipal Authority, Diakon Lutheran Social Ministries Project (RB) 4.00%, 01/01/25 (c)	510,600
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
600,000	5.00%, 10/15/27 (c)	643,998
500,000	5.00%, 10/15/27	540,875
500,000	5.13%, 10/15/27 (c)	530,785
315,000	Delaware County Authority, Eastern University (RB) 5.25%, 10/01/22 (c)	312,890

See Notes to Financial Statements

116

Principal Amount		Value

Pennsylvania: (continued)
	Delaware County Industrial Development Authority, Chester Community Charter School Project, Series A (RB)
$345,000	5.13%, 06/01/26 (c)	$358,572
680,000	5.25%, 08/15/20 (c)	628,565
800,000	6.13%, 08/15/20 (c)	796,616
	Delaware River Port Authority, Port District Project (RB)
100,000	5.00%, 01/01/21	105,220
100,000	5.00%, 01/01/22	107,934
840,000	5.00%, 01/01/23 (c)	922,916
1,080,000	5.00%, 01/01/23 (c)	1,189,890
200,000	Fulton County Industrial Development Authority, the Fulton County Medical Center (RB) 5.00%, 07/01/26 (c)	207,036
1,000,000	Lancaster County Hospital Authority, Brethren Village Project (RB) 5.13%, 07/01/27 (c)	1,059,770
1,100,000	Lehigh County General Purpose Authority, Bible Fellowship Church Homes, Inc. (RB) 5.25%, 07/01/22 (c)	1,115,257
100,000	Montgomery County Industrial Development Authority, Albert Einstein Healthcare Network Issue, Series A (RB) 4.25%, 01/15/25 (c)	106,023
260,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	261,011
	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB)
150,000	5.00%, 01/01/25 (c)	152,504
850,000	5.25%, 01/01/25 (c)	859,052
820,000	5.38%, 01/01/25 (c)	831,718
	Moon Industrial Development Authority, Baptist Homes Society (RB)
95,000	5.00%, 07/01/20	96,606
300,000	5.63%, 07/01/25 (c)	319,965
590,000	6.00%, 07/01/25 (c)	628,315
2,950,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series A (RB) 6.40%, 09/01/25 (c)	3,018,882
1,000,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series B (RB) 5.00%, 09/01/20 (p)	1,007,870
2,500,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series C (RB) 5.00%, 09/01/20 (p)	2,519,675
Principal Amount		Value

Pennsylvania: (continued)
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
$1,685,000	4.13%, 06/30/26 (c)	$1,721,784
170,000	5.00%, 12/31/20	177,429
45,000	5.00%, 12/31/22	49,114
125,000	5.00%, 12/31/23	138,896
550,000	5.00%, 12/31/24	622,199
1,105,000	5.00%, 12/31/25	1,271,280
3,200,000	5.00%, 06/30/26 (c)	3,532,800
410,000	5.00%, 06/30/26 (c)	470,274
935,000	5.00%, 06/30/26 (c)	1,079,729
500,000	5.00%, 06/30/26 (c)	570,705
500,000	5.00%, 06/30/26 (c)	548,465
1,965,000	5.00%, 06/30/26 (c)	2,195,337
410,000	5.00%, 06/30/26 (c)	465,174
870,000	5.00%, 06/30/26	1,007,242
1,800,000	Pennsylvania Economic Development Financing Authority, Solid Waste Disposal, USG Corp. Project (RB) 6.00%, 05/31/19 (c)	1,800,594
	Pennsylvania Economic Development Financing Authority, Tapestry Moon Senior Housing Project, Series A (RB)
390,000	6.50%, 12/01/28 (c)	386,989
5,620,000	6.75%, 12/01/28 (c)	5,567,565
	Pennsylvania Higher Educational Facilities Authority, Delaware Valley College of Science and Agriculture Project, Series LL (RB)
230,000	4.00%, 11/01/22 (c)	216,016
250,000	5.00%, 11/01/22 (c)	258,330
330,000	Philadelphia Authority for Industrial Development, Esperanza Academy Charter School Project (RB) 8.20%, 01/01/23 (c)	363,063
1,000,000	Philadelphia Authority for Industrial Development, First Philadelphia Preparatory Charter School Project, Series A (RB) 7.25%, 06/15/24 (c)	1,132,240
	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A (RB)
440,000	6.38%, 06/01/25 (c)	455,057
440,000	6.50%, 06/01/25 (c)	456,936
440,000	6.63%, 06/01/25 (c)	458,581
2,000,000	Philadelphia Authority for Industrial Development, University Square Apartments Project (RB) 5.50%, 12/01/26 (c)	2,081,520
	Philadelphia Authority for Industrial Development, Wesley Enhanced Living Obligation Group, Series A (RB)
735,000	5.00%, 07/01/27 (c)	780,460
500,000	5.00%, 07/01/27 (c)	516,205
1,000,000	5.00%, 07/01/27 (c)	1,037,250

See Notes to Financial Statements

117

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Pennsylvania: (continued)
$1,000,000	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group (RB) 5.00%, 07/01/27 (c)	$1,107,610
	Philadelphia Hospitals and Higher Education Facilities Authority, Temple University Health System Obligated Group, Series A (RB)
1,240,000	5.00%, 07/01/27 (c)	1,386,766
220,000	5.00%, 07/01/27 (c)	244,389
1,745,000	5.63%, 07/01/22 (c)	1,877,306
1,275,000	5.63%, 07/01/22 (c)	1,376,337
750,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	742,627
250,000	Scranton Redevelopment Authority, Series A (RB) 5.00%, 05/15/24 (c)	254,670
	Susquehanna Area Regional Airport Authority, Series A (RB)
650,000	5.00%, 01/01/23 (c)	705,698
1,500,000	5.00%, 01/01/23	1,626,165
1,210,000	Susquehanna Area Regional Airport Authority, Series B (RB) 4.00%, 01/01/23 (c)	1,236,765
		83,332,473
Puerto Rico: 3.6%
5,920,000	Children’s Trust Fund, Tobacco Settlement (RB) 5.63%, 05/31/19 (c)	5,985,002
	Children’s Trust Fund, Tobacco Settlement, Series B (RB)
50,000,000	0.00%, 05/31/19 (c) ^	1,314,000
25,000,000	0.00%, 05/31/19 (c) ^	1,525,750
100,000,000	0.00%, 06/03/19 (c) ^	4,010,000
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
25,000	4.00%, 07/01/22	24,628
960,000	4.25%, 07/01/22 (c)	931,795
500,000	5.00%, 07/01/21	502,500
4,525,000	5.00%, 07/01/22 (c)	4,462,781
45,000	5.00%, 07/01/22	45,113
820,000	5.13%, 07/01/22 (c)	808,725
1,000,000	5.25%, 07/01/22 (c)	998,750
1,030,000	5.25%, 07/01/22 (c)	1,032,575
4,370,000	5.25%, 07/01/22 (c)	4,353,612
1,000,000	5.50%, 07/01/22 (c)	1,005,000
3,195,000	5.75%, 07/01/22 (c)	3,214,969
2,635,000	6.00%, 05/31/19 (c)	2,644,881
2,835,000	6.00%, 05/31/19 (c)	2,845,631
6,500,000	6.00%, 07/01/22 (c)	6,556,875
190,000	6.13%, 07/01/24	195,938
23,000,000	Puerto Rico Commonwealth Children’s Trust Tobacco Settlement Asset-Backed Bond, Series A (RB) 0.00%, 05/31/19 (c) ^	3,121,100
Principal Amount		Value

Puerto Rico: (continued)
$100,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, AES Puerto Rico Project (RB) 6.63%, 06/03/19 (c)	$100,125
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB)
500,000	5.00%, 05/31/19 (c)	500,245
100,000	5.13%, 04/01/22 (c)	100,384
100,000	5.38%, 04/01/22 (c)	100,250
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University of Sacred Heart Project (RB)
500,000	4.38%, 10/01/22 (c)	450,000
500,000	5.00%, 10/01/22 (c)	445,000
20,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, University Plaza Project, Series A (RB) 5.00%, 07/01/19 (c)	20,007
	Puerto Rico Sales Tax Financing Corp. (RB)
1,027,000	0.00%, 07/01/24 ^	864,190
3,029,000	0.00%, 07/01/27 ^	2,274,628
6,433,000	0.00%, 07/01/28 (c) ^	1,485,122
2,027,000	0.00%, 07/01/28 (c) ^	349,901
7,268,000	0.00%, 07/01/28 (c) ^	3,891,142
539,000	0.00%, 07/01/28 (c) ^	361,459
8,171,000	0.00%, 07/01/28 (c) ^	4,881,274
	Puerto Rico Sales Tax Financing Corp., Series A (RB)
3,644,000	4.50%, 07/01/25 (c)	3,705,802
6,692,000	4.55%, 07/01/28 (c)	6,575,492
5,590,000	4.75%, 07/01/28 (c)	5,352,984
18,072,000	5.00%, 07/01/28 (c)	17,856,220
		94,893,850
Rhode Island: 0.3%
100,000	Rhode Island Health and Educational Building Corp., Care New England Issue, Series B (RB) 5.00%, 09/01/26	114,457
	Rhode Island Health and Educational Building Corp., Lifespan Obligated Group Issue (RB)
700,000	4.00%, 05/15/26 (c)	721,371
250,000	5.00%, 05/15/23	276,453
400,000	5.00%, 05/15/26 (c)	443,804
	Tobacco Settlement Financing Corp., Series A (RB)
24,580,000	0.00%, 05/16/19 (c) ^	2,528,053
115,000	5.00%, 06/01/23	125,571
1,000,000	5.00%, 06/01/25 (c)	1,061,280

See Notes to Financial Statements

118

Principal Amount		Value

Rhode Island: (continued)
	Tobacco Settlement Financing Corp., Series B (RB)
$2,000,000	4.50%, 06/01/25 (c)	$1,972,060
2,000,000	5.00%, 06/01/25 (c)	2,053,680
		9,296,729
South Carolina: 0.3%
	South Carolina Jobs-Economic Development Authority, Hampton Medical Center Project (RB)
500,000	5.00%, 11/01/24 (c)	537,115
500,000	5.00%, 11/01/24 (c)	540,600
500,000	5.00%, 11/01/24 (c)	545,400
	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB)
500,000	5.75%, 12/15/26 (c)	545,635
500,000	5.75%, 12/15/26 (c)	551,435
300,000	South Carolina Jobs-Economic Development Authority, The Lutheran Homes of South Carolina, Inc. (RB) 5.00%, 05/01/23 (c)	307,416
	South Carolina Jobs-Economic Development Authority, The Woodlands at Furman (RB)
545,000	4.00%, 11/15/24 (c)	539,376
3,090,000	5.25%, 11/15/24 (c)	3,330,371
		6,897,348
South Dakota: 0.0%
	City of Sioux Falls, Dow Rummel Village Project (RB)
750,000	5.00%, 11/01/26 (c)	768,840
500,000	5.00%, 11/01/26 (c)	508,755
		1,277,595
Tennessee: 1.1%
	Blount County, Health and Educational Facilities Board, Series A (RB)
1,000,000	5.00%, 01/01/25 (c)	1,024,880
625,000	5.00%, 01/01/25 (c)	648,725
3,135,000	Board of City of Franklin Health and Educational Facilities, Series A (RB) 7.50%, 06/01/27 (c)	3,430,756
	Bristol Industrial Development Board, Pinnacle Project, Series A (RB)
2,000,000	5.00%, 12/01/26 (c)	2,027,620
8,000,000	5.13%, 12/01/26 (c)	8,067,120
	Chattanooga-Hamilton County, Tennessee Hospital Authority, Series A (RB)
750,000	5.00%, 10/01/24 (c)	818,220
615,000	5.00%, 10/01/24 (c)	668,364
775,000	5.00%, 10/01/24 (c)	853,213
	Johnson City Health and Educational Facilities Board, Series A (RB)
120,000	0.00%, 07/01/27 ^	94,442
100,000	5.38%, 07/01/20 (c)	104,274
180,000	5.63%, 07/01/20 (c)	188,210

Principal Amount		Value

Tennessee: (continued)
	Knox County Health Educational and Housing Facility Board (RB)
$205,000	4.00%, 09/01/26 (c)	$209,912
260,000	4.00%, 09/01/26 (c)	264,264
2,250,000	5.00%, 04/01/27 (c)	2,492,820
	Memphis-Shelby County Industrial Development Board, Graceland Project, Series A (TA)
500,000	5.50%, 07/01/27 (c)	538,060
1,000,000	5.63%, 07/01/27 (c)	1,067,640
	Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Series A (RB)
1,065,000	5.25%, 10/01/29 (c)	1,227,050
2,000,000	6.25%, 04/01/28 (c)	2,183,960
1,000,000	Metropolitan Government Nashville and Davidson County, Health and Educational Facilities Board, Series C (RB) 6.00%, 04/01/28 (c)	1,084,640
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Trezevant Manor Project, Series A (RB)
1,225,000	5.38%, 09/01/23 (c)	1,211,562
200,000	5.50%, 09/01/23 (c)	198,846
	Shelby County, Tennessee Health, Educational and Housing Facility Board, Village at Germantown (RB)
1,300,000	5.25%, 12/01/22 (c)	1,337,921
450,000	5.38%, 12/01/22 (c)	464,220
70,000	Tennessee Energy Acquisition Corp., Series B (RB) 5.63%, 09/01/26	82,543
160,000	Tennessee Energy Acquisition Corp., Series C (RB) 5.00%, 02/01/23	174,341
		30,463,603
Texas: 5.2%
115,000	Austin Convention Enterprises, Inc., Series A (RB) 5.00%, 01/01/27 (c)	135,461
	Board of Managers, Joint Guadalupe County, City of Seguin Hospital Mortgage Revenue (RB)
215,000	5.00%, 12/01/25 (c)	225,060
610,000	5.00%, 12/01/25 (c)	639,231
700,000	5.25%, 12/01/25 (c)	764,708
	Central Texas Regional Mobility Authority, Senior Lien (RB)
1,315,000	3.38%, 01/01/26 (c)	1,299,759
250,000	5.00%, 01/01/22	268,958
285,000	5.00%, 01/01/26 (c)	323,652
200,000	5.00%, 01/01/26 (c)	223,230
850,000	5.00%, 01/01/26 (c)	984,419
400,000	5.00%, 01/01/26 (c)	449,612
545,000	6.00%, 01/01/21 (c)	582,807
810,000	6.25%, 01/01/21 (c)	869,494

See Notes to Financial Statements

119

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
	Central Texas Regional Mobility Authority, Senior Lien, Series A (RB)
$1,305,000	5.00%, 01/01/23 (c)	$1,405,015
1,270,000	5.00%, 01/01/23 (c)	1,381,747
565,000	5.00%, 07/01/25 (c)	627,088
805,000	5.00%, 07/01/25 (c)	898,960
120,000	5.00%, 07/01/25 (c)	137,804
	Central Texas Regional Mobility Authority, Subordinated Lien (RB)
360,000	5.00%, 01/01/23 (c)	387,234
400,000	5.00%, 01/01/23 (c)	434,756
25,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	28,704
2,050,000	City of Houston, Continental Airlines, Inc., Terminal Improvement Projects (RB) 6.50%, 07/15/21 (c)	2,217,464
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
200,000	4.50%, 07/01/20	204,800
7,630,000	4.75%, 07/01/24	8,268,784
650,000	5.00%, 07/01/24 (c)	717,983
1,000,000	5.00%, 07/15/28	1,166,110
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-1 (RB)
2,000,000	5.00%, 07/15/25 (c)	2,186,900
600,000	5.00%, 07/15/25 (c)	662,256
1,000,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	1,028,020
4,900,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	5,037,298
	Clifton Higher Education Finance Corp., Series A (RB)
730,000	5.13%, 08/15/25 (c)	756,711
610,000	5.50%, 08/15/25 (c)	635,571
	Clifton Higher Education Finance Corp., Series D (RB)
500,000	5.75%, 08/15/25 (c)	530,200
500,000	6.00%, 08/15/25 (c)	530,515
2,950,000	6.13%, 08/15/25 (c)	3,115,406
850,000	Dallas County Flood Control District No. 1 (GO) 5.00%, 04/01/23 (c)	892,755
360,000	Grand Parkway Transportation Corp., Series A (RB) 5.50%, 10/01/23 (c)	401,688
2,665,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	2,680,270
Principal Amount		Value

Texas: (continued)
	Harris County, Houston Sports Authority, Series A-3 (RB)
$155,000	0.00%, 11/15/24 (c) ^	$67,127
100,000	0.00%, 11/15/24 (c) ^	55,144
	Harris County, Houston Sports Authority, Series H (RB)
500,000	0.00%, 11/15/25 ^	409,010
510,000	0.00%, 11/15/27 ^	388,110
1,185,000	0.00%, 11/15/29 ^	832,071
100,000	0.00%, 11/15/30 ^	67,062
340,000	0.00%, 11/15/31 (c) ^	112,686
100,000	0.00%, 11/15/31 (c) ^	43,127
100,000	0.00%, 11/15/31 (c) ^	60,080
675,000	La Vernia Higher Education Finance Corp., Meridian World School, Series A (RB) 5.50%, 08/15/24 (c)	710,930
	Love Field Airport Modernization Corp., Southwest Airline Co. (RB)
450,000	5.00%, 11/01/22 (c)	489,785
280,000	5.00%, 11/01/22	308,767
895,000	5.25%, 11/01/20 (c)	930,979
105,000	Matagorda County District No. 1, Pollution Control, Series B (RB) (AMBAC) 4.55%, 05/01/30	113,894
	Mesquite Health Facility Development Corp., Christian Care Centers, Inc. Project (RB)
770,000	5.00%, 02/15/26 (c)	805,997
1,150,000	5.13%, 02/15/24 (c)	1,172,620
1,030,000	New Hope Cultural Education Facilities Finance Corp., Bridgemoor Plano Project, Series A (RB) 7.25%, 12/01/25 (c)	1,059,242
230,000	New Hope Cultural Education Facilities Finance Corp., Carillon Lifecare Community Project (RB) 5.00%, 07/01/24 (c)	231,083
1,500,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing College Station I LLC, Series A (RB) 5.00%, 04/01/24 (c)	1,576,515
730,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Corpus Christi II, LLC (RB) 5.00%, 04/01/26 (c)	712,954
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
1,375,000	4.00%, 08/15/21 (c)	1,387,815
250,000	4.25%, 08/15/21 (c)	253,360
1,000,000	5.00%, 08/15/21 (c)	1,012,630
1,000,000	5.13%, 08/15/21 (c)	1,015,100

See Notes to Financial Statements

120

Principal Amount		Value

Texas: (continued)
	New Hope Cultural Education Facilities Finance Corp., Legacy Preparatory Charter Academy, Series A (RB)
$250,000	5.25%, 02/15/23 (c)	$259,155
1,000,000	6.00%, 02/15/23 (c)	1,039,820
500,000	6.00%, 02/15/23 (c)	526,080
2,950,000	New Hope Cultural Education Facilities Finance Corp., Longhorn Village Project (RB) 5.00%, 01/01/24 (c)	3,008,115
	New Hope Cultural Education Facilities Finance Corp., MRC Crestview Project (RB)
1,460,000	5.00%, 11/15/24 (c)	1,530,912
100,000	5.00%, 11/15/24 (c)	107,251
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
115,000	5.00%, 07/01/24	104,893
440,000	5.00%, 07/01/25 (c)	407,154
100,000	5.00%, 07/01/25 (c)	91,953
500,000	5.00%, 07/01/25 (c)	458,040
2,000,000	Newark Higher Education Finance Corp., Series A (RB) 5.13%, 08/15/22 (c)	2,030,940
1,050,000	North East Texas Regional Mobility Authority, Series A (RB) 5.00%, 01/01/26 (c)	1,157,971
	North East Texas Regional Mobility Authority, Series B (RB)
600,000	5.00%, 01/01/26 (c)	657,558
400,000	5.00%, 01/01/26 (c)	440,080
500,000	Port Beaumont Navigation District, Allegiant Industrial Island Park Project (RB) 8.00%, 02/01/26 (c)	510,745
	Pottsboro Higher Education Finance Corp., Imagine International Academy of North Texas LLC, Series A (RB)
400,000	5.00%, 08/15/26 (c)	403,860
400,000	5.00%, 08/15/26 (c)	411,160
1,075,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	1,145,101
	San Antonio, Texas Convention Hotel Finance Corp., Series A (RB) (AMBAC)
85,000	4.75%, 05/31/19 (c)	85,030
230,000	5.00%, 05/31/19 (c)	230,046
600,000	5.00%, 05/31/19 (c)	602,112
9,900,000	Sanger Industrial Development Corp., Texas Pellets Project, Series B (RB) 8.00%, 07/01/22 (c) (d) *	3,168,000
	Tarrant County Cultural Education Facilities Finance Corp., Air Force Villages Obligated Group Project (RB)
1,000,000	5.00%, 05/15/24 (c)	1,043,950
125,000	5.00%, 05/15/24 (c)	132,049
Principal Amount		Value

Texas: (continued)
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series A (RB)
$100,000	5.25%, 11/15/25 (c)	$79,000
800,000	5.50%, 11/15/25 (c)	632,000
850,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series B-1 (RB) 4.50%, 05/31/19 (c)	671,500
	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living, Ventana Project, Series A (RB)
4,850,000	6.63%, 05/15/27 (c)	5,531,473
2,150,000	6.75%, 05/15/27 (c)	2,423,716
1,000,000	6.75%, 05/15/27 (c)	1,130,870
	Tarrant County Cultural Education Facilities Finance Corp., C.C. Young Memorial Home Project, Series A (RB)
1,595,000	6.38%, 02/15/27 (c)	1,737,003
3,010,000	6.38%, 02/15/27 (c)	3,269,913
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB)
2,975,000	4.00%, 05/15/24 (c)	3,041,342
1,480,000	8.25%, 11/15/19 (c)	1,332,000
	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB)
240,000	8.00%, 05/31/19 (c)	216,000
170,000	8.25%, 11/15/19 (c)	153,000
1,150,000	Tarrant County Cultural Education Facilities Finance Corp., SQLC Senior Living Center at Corpus Christo, Inc., Series A (RB) 5.00%, 05/15/27 (c) (d) *	333,500
1,375,000	Tarrant County Cultural Education Facilities Finance Corp., Stayton at Museum Way Project, Series A (RB) 8.00%, 11/15/19 (c)	1,237,500
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
1,490,000	5.00%, 12/15/21	1,590,933
1,265,000	5.00%, 12/15/22 (c)	1,376,877
1,720,000	5.00%, 12/15/22 (c)	1,877,707
1,285,000	5.00%, 12/15/22 (c)	1,394,508
175,000	5.00%, 12/15/22 (c)	189,096
790,000	5.00%, 12/15/22 (c)	855,507
750,000	5.00%, 12/15/22 (c)	820,747
1,280,000	5.00%, 12/15/22 (c)	1,408,218
1,715,000	5.00%, 12/15/22	1,869,384
1,445,000	5.00%, 12/15/22 (c)	1,588,257
1,245,000	5.00%, 12/15/22 (c)	1,365,055
1,360,000	5.00%, 12/15/22 (c)	1,493,266

See Notes to Financial Statements

121

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Texas: (continued)
	Texas Private Activity Bond Surface Transportation Corp., Blueridge Transportation Group LLC Project (RB)
$460,000	5.00%, 12/31/25 (c)	$502,693
230,000	5.00%, 12/31/25 (c)	252,181
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure Group, LLC Project, Senior Lien (RB)
150,000	7.00%, 06/30/20 (c)	158,649
1,785,000	7.00%, 06/30/20 (c)	1,886,870
95,000	7.50%, 06/30/20 (c)	101,146
980,000	7.50%, 06/30/20 (c)	1,044,455
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility Partners LLC Project (RB)
515,000	7.00%, 09/01/23 (c)	603,987
230,000	7.50%, 12/31/19 (c)	238,761
	Texas Transportation Commission, Central Texas Turnpike System, Series C (RB)
7,100,000	5.00%, 08/15/24 (c)	7,867,865
1,500,000	5.00%, 08/15/24 (c)	1,650,915
600,000	5.00%, 08/15/24 (c)	672,048
850,000	5.00%, 08/15/24 (c)	947,758
	Town of Westlake, Solana Public Improvement District (SA)
1,000,000	6.13%, 09/01/25 (c)	1,013,220
1,000,000	6.25%, 09/01/25 (c)	1,014,480
1,000,000	6.38%, 09/01/25 (c)	1,020,990
4,980,000	Woodloch Health Facilities Development Corp., Series A-1 (RB) 6.75%, 06/01/20 (c)	5,050,268
		138,113,151
Utah: 0.3%
	Utah Charter School Finance Authority, Freedom Academy Foundation Project (RB)
1,500,000	5.25%, 06/15/27 (c)	1,534,740
6,505,000	5.38%, 06/15/27 (c)	6,609,340
		8,144,080
Vermont: 0.1%
1,100,000	Vermont Economic Development Authority, Wake Robin Corp. Project (RB) 5.40%, 05/01/22 (c)	1,143,725
910,000	Vermont Economic Development Authority, Wake Robin Corp. Project, Series A (RB) 5.00%, 05/01/27 (c)	973,691
		2,117,416
Virgin Islands: 1.1%
720,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note (RB) 4.25%, 06/03/19 (c)	720,338
Principal Amount		Value

Virgin Islands: (continued)
	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB)
$450,000	4.50%, 10/01/24 (c)	$400,500
1,000,000	5.00%, 10/01/24 (c)	917,500
4,250,000	5.00%, 10/01/24 (c)	3,846,250
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Loan Note, Diageo Project, Series A (RB)
110,000	6.63%, 10/01/19 (c)	108,086
1,840,000	6.75%, 10/01/19 (c)	1,807,984
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
310,000	5.00%, 10/01/20	304,575
4,235,000	5.00%, 10/01/20 (c)	4,107,950
3,280,000	5.00%, 10/01/20 (c)	3,181,600
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB)
155,000	4.50%, 10/01/19 (c)	147,250
1,125,000	5.00%, 10/01/19 (c)	1,091,250
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB)
1,255,000	5.00%, 10/01/19 (c)	1,217,350
935,000	5.00%, 10/01/19 (c)	902,275
395,000	5.00%, 10/01/20 (c)	378,805
3,005,000	5.25%, 10/01/20 (c)	2,881,795
250,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 10/01/19 (c)	239,750
	Virgin Islands Water and Power Authority, Series A (RB)
460,000	4.00%, 07/01/21	445,050
330,000	5.00%, 05/31/19 (c)	314,738
50,000	5.00%, 05/31/19 (c)	47,375
	Virgin Islands Water and Power Authority, Series B (RB)
3,970,000	5.00%, 05/31/19 (c)	3,642,475
1,070,000	5.00%, 05/31/19 (c)	1,003,125
1,170,000	5.00%, 05/31/19 (c)	1,102,725
		28,808,746
Virginia: 1.7%
	Albemarle County, Virginia Economic Development Authority, Series A (RB)
640,000	4.63%, 01/01/23 (c)	659,194
1,000,000	5.00%, 01/01/23 (c)	1,031,990
500,000	Ballston Quarter Community Development Authority, Series A (TA) 5.50%, 03/01/27 (c)	526,585
1,000,000	Botetourt County, Virginia, Series A (RB) 6.00%, 07/01/24 (c)	1,095,340

See Notes to Financial Statements

122

Principal Amount		Value

Virginia: (continued)
$250,000	Bristol Industrial Development Authority, Series B (RB) 6.35%, 11/01/24 (c)	$227,500
	Cherry Hill Community Development Authority, Potomac Shores Project (SA)
200,000	5.15%, 03/01/25 (c)	206,900
500,000	5.40%, 03/01/25 (c)	517,635
	Chesapeake Bay Bridge and Tunnel District, First Tier (RB)
1,025,000	5.00%, 07/01/26 (c)	1,142,547
1,000,000	5.00%, 07/01/26 (c)	1,121,550
650,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	661,551
380,000	City of Chesapeake, Virginia Chesapeake Expressway, Series A (RB) 5.00%, 07/15/22 (c)	402,792
650,000	City of Newport News, Economic Development Authority, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	632,613
	Fairfax County, Virginia Mosaic District Community Development Authority, Series A (SA)
1,450,000	6.63%, 03/01/21 (c)	1,535,680
1,000,000	6.88%, 03/01/21 (c)	1,062,020
	Farmville Industrial Development Authority, Series A (RB) (AMBAC)
500,000	5.00%, 01/01/29 (c)	536,405
500,000	5.00%, 01/01/29 (c)	543,065
500,000	5.00%, 01/01/29 (c)	545,165
1,250,000	Halifax County Industrial Development Authority, Virginia Recovery Zone Facility, Series A (RB) 2.15%, 09/01/20 (p)	1,252,762
	Hanover County Economic Development Authority (RB)
500,000	5.00%, 07/01/24 (c)	530,570
500,000	5.00%, 07/01/24 (c)	531,640
	Hanover County, Economic Development Authority, Series A (RB)
340,000	4.00%, 07/01/22	346,484
1,500,000	5.00%, 07/01/22 (c)	1,540,935
1,500,000	5.00%, 07/01/22 (c)	1,543,635
2,475,000	Henrico County Economic Development Authority, Residential Care Facilities, Series C (RB) 5.00%, 12/01/27 (c)	2,651,319
240,000	Hopewell City, Virginia Sewer System, Series A (RB) 5.00%, 07/15/21 (c)	254,974
3,000,000	Newport News Economic Development Authority, Residential Care Facilities (RB) 5.00%, 12/01/25 (c)	3,180,870
Principal Amount		Value

Virginia: (continued)
	Peninsula Town Center Community Development Authority (RB)
$2,500,000	5.00%, 09/01/27 (c)	$2,642,825
500,000	5.00%, 09/01/27 (c)	532,910
1,000,000	Roanoke County Economic Development Authority, Series B (RB) 4.63%, 09/01/24 (c) (p)	1,003,460
	Stafford County Economic Development Authority, Mary Washington Healthcare (RB)
480,000	4.00%, 06/15/26 (c)	499,642
300,000	5.00%, 06/15/26 (c)	344,493
2,000,000	Tobacco Settlement Financing Corp., Series B-1 (RB) 5.00%, 05/16/19 (c)	1,944,060
17,265,000	Tobacco Settlement Financing Corp., Series C (RB) 0.00%, 05/16/19 (c) ^	1,722,011
	Virginia College Building Authority, Marymount University Project, Series A (RB)
2,000,000	5.00%, 07/01/25 (c)	2,091,520
1,000,000	5.00%, 07/01/25 (c)	1,058,580
300,000	Virginia College Building Authority, Marymount University Project, Series B (RB) 5.25%, 07/01/25 (c)	325,059
1,260,000	Virginia College Building Authority, Regent University Project (RB) 5.00%, 05/31/19 (c)	1,260,063
	Virginia Small Business Financing Authority, Elizabeth River Crossing Opco, LLC Project (RB)
760,000	5.50%, 07/01/22 (c)	821,210
1,550,000	6.00%, 07/01/22 (c)	1,710,998
	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes, LLC Project (RB)
300,000	5.00%, 01/01/22 (c)	316,500
1,450,000	5.00%, 01/01/22 (c)	1,529,750
1,000,000	Virginia Small Business Financing Authority, Solid Waste Disposal Facility (RB) 5.00%, 07/01/23 (c) (p)	1,035,240
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
300,000	1.88%, 06/01/20 (p)	299,664
1,375,000	2.15%, 09/01/20 (p)	1,378,039
		44,797,745
Washington: 0.9%
1,000,000	Greater Wenatchee Regional Events Center, Public Facilities District, Series A (RB) 5.50%, 09/01/22 (c)	1,021,550
	Kalispel Tribe Indians Priority, Series A (RB)
250,000	5.00%, 01/01/28 (c)	274,085
250,000	5.25%, 01/01/28 (c)	271,723

See Notes to Financial Statements

123

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Washington: (continued)
	King County Public Hospital District No. 4, Snoqualmie Valley Hospital, Series A (GO)
$1,000,000	5.00%, 12/01/25 (c)	$1,013,340
500,000	5.75%, 12/01/25 (c)	518,880
500,000	6.00%, 12/01/25 (c)	517,630
250,000	6.25%, 12/01/25 (c)	258,708
	Klickitat County Public Hospital District No. 2 (RB)
250,000	5.00%, 12/01/27 (c)	254,870
1,170,000	5.00%, 12/01/27 (c)	1,200,689
1,415,000	5.00%, 12/01/27 (c)	1,477,274
300,000	Washington Health Care Facilities Authority, Catholic Health Initiative, Series A (RB) 5.00%, 02/01/21 (c)	310,371
1,650,000	Washington Health Care Facilities Authority, Central Washington Health Services Association (RB) 5.00%, 07/01/25 (c)	1,817,755
	Washington Health Care Facilities Authority, Virginia Mason Medical Center (RB)
500,000	5.00%, 08/15/27 (c)	555,460
205,000	5.00%, 08/15/27 (c)	229,713
	Washington State Housing Finance Commission, Bayview Manor Senior Project, Series A (RB)
1,000,000	5.00%, 07/01/24 (c)	1,039,580
1,000,000	5.00%, 07/01/24 (c)	1,042,710
150,000	5.00%, 07/01/24 (c)	158,967
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series A (RB) 5.00%, 07/01/26 (c)	514,410
	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB)
200,000	6.00%, 07/01/25	218,904
1,000,000	6.75%, 07/01/25 (c)	1,090,100
2,000,000	7.00%, 07/01/25 (c)	2,159,180
	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB)
150,000	5.50%, 05/21/19 (c)	150,096
1,350,000	6.50%, 07/01/25 (c)	1,477,116
1,100,000	Washington State Housing Finance Commission, Mirabella Project, Series A (RB) 6.75%, 10/01/22 (c)	1,177,825
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
150,000	3.75%, 07/01/26	150,917
1,500,000	5.00%, 01/01/25 (c)	1,602,180
2,495,000	5.00%, 01/01/25 (c)	2,656,451
Principal Amount		Value

Washington: (continued)
	Washington State Housing Finance Commission, Wesley Homes at Lea Hill Project (RB)
$1,250,000	5.00%, 07/01/26 (c)	$1,291,700
500,000	5.00%, 07/01/26 (c)	518,235
		24,970,419
West Virginia: 0.4%
325,000	Brooke County Commission, Series A (RB) 6.75%, 04/01/21 (c)	327,980
175,000	County of Ohio, West Virginia Tax, Fort Henry Centre Tax Increment Financing District No. 1 (TA) 4.00%, 06/01/22 (c)	176,460
500,000	Glenville State College Board of Governors Improvement (RB) 5.25%, 06/01/27 (c)	512,210
	Ohio County Development Authority, Sports Complex Project (RB)
1,000,000	5.00%, 09/01/28 (c)	986,300
2,735,000	5.00%, 09/01/28 (c)	2,755,102
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
2,395,000	6.50%, 05/16/19 (c)	1,808,896
2,230,000	6.50%, 05/16/19 (c)	1,682,134
2,720,000	6.75%, 05/16/19 (c)	2,054,688
		10,303,770
Wisconsin: 2.7%
	Public Finance Authority, American Dream at Meadowlands Project (RB)
500,000	6.75%, 12/01/27 (c)	582,035
17,500,000	7.00%, 12/01/27 (c)	20,479,900
100,000	Public Finance Authority, American Dream at Meadowlands Project, Series A (RB) 6.75%, 08/01/31	112,546
1,000,000	Public Finance Authority, American Preparatory Academy (RB) 5.38%, 07/15/27 (c)	1,071,440
250,000	Public Finance Authority, Bancroft Neurohealth Project, Series A (RB) 5.13%, 06/01/26 (c)	254,970
	Public Finance Authority, Cornerstone Charter Academy, Series A (RB)
495,000	5.00%, 02/01/26 (c)	504,613
500,000	5.13%, 02/01/26 (c)	505,785
	Public Finance Authority, Corvian Community School Project, Series A (RB)
580,000	4.25%, 06/15/24 (c)	589,854
800,000	5.00%, 06/15/24 (c)	810,040
1,000,000	5.13%, 06/15/24 (c)	1,012,280
1,000,000	Public Finance Authority, Higher Educational Facilities, Wittenberg University Project (RB) 5.25%, 12/01/24 (c)	1,056,300

See Notes to Financial Statements

124

Principal Amount		Value

Wisconsin: (continued)
$5,500,000	Public Finance Authority, Irving Convention Center Hotel Project, First-Tier, Series A (RB) 7.00%, 01/01/32 (c)	$6,655,385
2,500,000	Public Finance Authority, Lombard Conference & Hotel Center, Second-Tier (RB) 3.75%, 03/15/28 (c)	2,263,875
1,000,000	Public Finance Authority, Marys Woods at Marylhurst Project, Series A (RB) 5.25%, 05/15/25 (c)	1,060,470
3,275,000	Public Finance Authority, Million Air Two LLC, Series B (RB) 7.13%, 06/01/24 (c)	3,582,817
500,000	Public Finance Authority, National Gypsum Comp. (RB) 5.25%, 11/01/24 (c)	544,980
1,000,000	Public Finance Authority, Nevada State College (RB) 5.00%, 05/01/29 (c)	1,053,070
	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB)
2,150,000	5.00%, 06/15/26 (c)	1,959,789
5,000,000	5.00%, 06/15/26 (c)	4,788,850
500,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.88%, 06/15/24 (c)	492,855
1,000,000	Public Finance Authority, Prime Healthcare Foundation, Series A (RB) 5.35%, 12/01/27 (c)	1,112,650
	Public Finance Authority, Retirement Facilities (RB)
2,580,000	5.00%, 03/01/28 (c)	2,744,527
1,250,000	5.00%, 03/01/28 (c)	1,345,050
790,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	827,154
1,455,000	Public Finance Authority, Transportation Infrastructure Properties, LLC Obligated Group, Series G (RB) 5.00%, 07/01/22 (c)	1,542,184
200,000	Public Finance Authority, Triad Educational Services, Inc., Series A (RB) 5.50%, 06/15/25 (c)	205,310
Principal Amount		Value

Wisconsin: (continued)
$2,155,000	Public Finance Authority, Vista Grande Villa Project, Series A (RB) 6.50%, 07/01/25 (c)	$2,187,476
750,000	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB) 5.00%, 08/01/24 (c)	823,740
	Wisconsin Health and Educational Facilities Authority, Covenant Communities, Inc., Series B (RB)
1,095,000	5.00%, 07/01/23 (c)	1,126,558
1,000,000	5.00%, 07/01/23 (c)	1,033,170
550,000	Wisconsin Health and Educational Facilities Authority, Mile Bluff Medical Center Inc. (RB) 5.13%, 05/01/24 (c)	586,916
	Wisconsin Health and Educational Facilities Authority, Saul-Prairie Memorial Hospital, Inc., Series A (RB)
2,150,000	5.25%, 02/01/23 (c)	2,203,384
1,975,000	5.38%, 02/01/23 (c)	2,029,727
3,950,000	Wisconsin Health and Educational Facilities Authority, Wheaton Franciscan Healthcare System, Series A (RB) 5.13%, 02/01/23 (c)	4,038,085
		71,187,785
Total Municipal Bonds (Cost: $2,566,491,556)		2,608,960,712

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $6,089,129)
6,089,129	Dreyfus Government Cash Management Fund – Institutional Shares	6,089,129
Total Investments: 98.5% (Cost: $2,572,636,681)		2,615,091,838
Other assets less liabilities: 1.5%		40,843,896
NET ASSETS: 100.0%		$2,655,935,734

See Notes to Financial Statements

125

VANECK VECTORS HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:
ACA	Credit Agricole SA
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation
XLCA	Syncora Guarantee, Inc.

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $41,997 which represents 0.0% of net assets.
¥	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Summary of Investments By Sector	% of Investments	Value
Education	8.4%	$219,120,993
Health Care	21.7	568,694,126
Housing	4.1	106,687,743
Industrial	0.0	41,997
Industrial Revenue	14.2	370,069,971
Leasing	6.4	167,354,594
Local	7.0	183,499,143
Power	0.4	10,766,047
Solid Waste/Resource Recovery	0.1	1,558,356
Special Tax	10.1	264,363,888
State	3.4	88,394,446
Tobacco	14.8	386,826,163
Transportation	6.7	175,340,746
Water & Sewer	2.5	66,284,496
Money Market Fund	0.2	6,089,129
	100.0%	$2,615,091,838

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$—	$41,997	$41,997
Municipal Bonds*	—	2,608,960,712	—	2,608,960,712
Money Market Fund	6,089,129	—	—	6,089,129
Total	$6,089,129	$2,608,960,712	$41,997	$2,615,091,838

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

126

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended April 30, 2019:

Corporate Bonds
South Carolina
Balance as of April 30, 2018	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of level 3	41,997
Balance as of April 30, 2019	$41,997

Transfers to Level 3 resulted from a bankruptcy restructuring. The Fund received debt obligations issued by a private company.

See Notes to Financial Statements

127

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal Amount		Value

MUNICIPAL BONDS: 98.2%
Alabama: 0.7%
	Alabama Industrial Development Authority, Solid Waste Disposal, Pine City Fiber Company Project (RB)
$150,000	6.45%, 05/31/19 (c)	$150,798
150,000	6.45%, 05/31/19 (c)	150,798
1,000,000	Southeast Alabama Gas Supply District, Series A (RB) 4.00%, 01/01/24 (c) (p)	1,071,060
		1,372,656
American Samoa: 0.4%
	American Samoa Economic Development Authority, Series A (RB)
500,000	6.00%, 09/01/23	506,310
250,000	6.50%, 09/01/28	260,498
		766,808
Arizona: 1.9%
125,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A (RB) 5.00%, 02/01/21	131,735
500,000	Arizona Industrial Development Authority, Doral Academy – Fire Mesa and Red Rock Campus, Series A (RB) 3.55%, 07/15/27 (c)	502,460
	Arizona Industrial Development Authority, Education Revenue Bonds, Series A (RB)
250,000	4.75%, 07/01/23 (c)	252,175
200,000	5.00%, 07/01/26	219,786
125,000	City of Phoenix Civic Improvement Corp., Junior Lien, Airport Revenue, Series A (RB) 5.00%, 07/01/20 (c)	129,879
1,000,000	Glendale Industrial Development Authority, Beatitudes Campus Project (RB) 4.00%, 11/15/24 (c)	1,012,910
	Industrial Development Authority of the City of Phoenix, Series A (RB)
250,000	3.00%, 07/01/20	249,853
500,000	4.00%, 07/01/25	518,510
250,000	Industrial Development Authority of the Town of Florence, Inc., Legacy Traditional School Project (RB) 5.00%, 07/01/23	259,408
250,000	Pima County Industrial Development Authority, American Leadership Academy (RB) 4.13%, 06/15/22 (c)	253,315
70,000	Pima County Industrial Development Authority, Edkey Charter Schools Project (RB) 4.38%, 07/01/26	68,133
Principal Amount		Value

Arizona: (continued)
	Salt Verde Financial Corp. (RB)
$65,000	5.25%, 12/01/21	$70,169
50,000	5.25%, 12/01/23	56,449
65,000	5.25%, 12/01/24	74,814
10,000	5.25%, 12/01/28	12,236
		3,811,832
California: 7.3%
195,000	Airport Commission of the City and County of San Francisco, San Francisco International Airport, Second Series, Series C (RB) 5.00%, 05/01/21 (c)	207,689
375,000	Bay Area Toll Authority, Series S-4 (RB) 5.00%, 04/01/23 (c)	425,929
430,000	California Communities Development Authority, Daughters of Charity Health System, Series G (RB) 5.50%, 05/31/19 (c)	418,837
320,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series E (RB) 5.63%, 07/01/19 (c)	321,965
240,000	California Health Facilities Financing Authority, Catholic Healthcare West, Series G (RB) 5.50%, 05/31/19 (c)	240,835
	California Municipal Finance Authority (RB)
545,000	5.00%, 06/30/27	648,757
220,000	5.00%, 06/30/28	265,096
	California Municipal Finance Authority, Community Medical Centers, Series A (RB)
50,000	5.00%, 02/01/27 (c)	59,191
50,000	5.00%, 02/01/27	60,037
500,000	California Municipal Finance Authority, Julian Charter School Project, Series A (RB) 5.00%, 03/01/25	505,760
400,000	California Municipal Finance Authority, Palmdale Aerospace Academy, Series A (RB) 3.88%, 07/01/28	410,660
400,000	California Pollution Control Financing Authority, Solid Waste Disposal, Series A-1 (RB) 3.38%, 07/01/25	419,772
735,000	California Public Finance Authority, NCCD-Claremont Properties LLC, Series A (RB) 5.00%, 07/01/27	785,649
250,000	California State Public Works Board (RB) 3.00%, 05/01/28 (c)	260,485
	California State Public Works Board, Department of Corrections and Rehabilitation, Series A (RB)
200,000	5.00%, 09/01/20	209,020
300,000	5.00%, 09/01/21	323,334

See Notes to Financial Statements

128

Principal Amount		Value

California: (continued)
	California Statewide Communities Development Authority (RB)
$200,000	5.00%, 07/01/24	$217,996
250,000	5.00%, 07/01/29	280,577
	California Statewide Communities Development Authority, Baptist University, Series A (RB)
150,000	3.00%, 11/01/22	151,539
500,000	3.50%, 11/01/27	522,385
180,000	California Statewide Communities Development Authority, Daughters of Charity Health System, Series A (RB) 5.75%, 05/31/19 (c)	175,550
160,000	California Statewide Communities Development Authority, Irvine East Campus Apartments (RB) 5.00%, 05/15/20	165,314
350,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A (RB) 5.00%, 06/01/26 (c)	397,456
500,000	California Statewide Communities Development Authority, Southern California Edison Company, Series C (RB) 2.63%, 12/01/23 (p)	501,055
30,000	City of Modesto, Community Center Refinancing Project, Series A (CP) (AMBAC) 5.00%, 11/01/23	31,198
500,000	City of Oroville Hospital (RB) 5.00%, 04/01/29 (c)	581,035
375,000	City of San Buenaventura, Community Memorial Health System (RB) 6.50%, 12/01/21	414,945
	County of Sacramento, Airport System Revenue (RB)
250,000	5.00%, 07/01/27	305,062
115,000	5.00%, 07/01/28	144,917
145,000	Foothill/Eastern Transportation Corridor Agency, Toll Road Revenue, Series B-3 (RB) 5.50%, 07/15/22 (c) (p)	161,310
	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1 (RB)
110,000	5.00%, 06/01/23	122,320
110,000	5.00%, 06/01/25	126,023
250,000	5.00%, 06/01/26	290,322
205,000	Inland Empire Tobacco Securitization Authority, Series B (RB) 5.75%, 06/01/21 (c)	212,253
110,000	Irvine Unified School District, Special Tax, Community Facilities No. 09-1, Series A (ST) 5.00%, 09/01/26	128,955
Principal Amount		Value

California: (continued)
$230,000	Lake Elsinore Public Financing Authority, Local Agency Revenue (ST) 5.00%, 09/01/24	$259,134
265,000	Long Beach Bond Finance Authority, Natural Gas Purchase, Series A (RB) 5.50%, 11/15/30	338,318
325,000	Los Angeles Municipal Improvement Corporation, Series A (RB) 5.00%, 11/01/20	342,326
165,000	Los Angeles Unified School District, Series B (CP) 5.00%, 10/01/22 (c)	181,794
1,250,000	Northern California Energy Authority, Series A (RB) 4.00%, 07/01/24 (p)	1,352,275
	Palomar Health (RB)
250,000	5.00%, 11/01/25	288,962
90,000	5.00%, 11/01/26 (c)	104,407
250,000	Port of Oakland (RB) 5.00%, 11/01/23	282,717
230,000	Port of Oakland, Series O (RB) 5.00%, 05/01/20	237,613
110,000	Poway Unified School District Public Financing Authority, Series A (ST) 5.00%, 09/01/24	123,699
110,000	Riverside County Public Financing Authority, Capital Facilities Project (RB) 5.00%, 11/01/23	125,978
85,000	San Francisco Community College District (GO) 5.00%, 06/15/22	94,436
120,000	San Francisco Redevelopment Agency, Community Facilities District No. 6, Series A (ST) 5.00%, 08/01/22 (c)	132,175
55,000	Vernon Electric System, Series A (RB) 5.13%, 08/01/19 (c)	55,441
500,000	Western Hills Water District, Diablo Grande Community Facilities District No. 1 (ST) 4.00%, 09/01/21	375,565
		14,788,068
Colorado: 3.8%
500,000	Arista Metropolitan District in the City and County of Broomfield, Series A (GO) 4.38%, 12/01/23 (c)	510,830
295,000	City and County of Denver, Airport System, Series A (RB) 5.00%, 12/01/28 (c)	360,629
500,000	Colorado Educational and Cultural Facilities Authority, Loveland Classical Schools Project, Thompson School District R2-J (RB) 3.75%, 07/01/26	504,995

See Notes to Financial Statements

129

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Colorado: (continued)
$5,000	Colorado Health Facilities Authority, Catholic Health Initiatives, Series A (RB) 5.25%, 07/01/19 (c)	$5,030
200,000	Colorado Health Facilities Authority, Covenant Retirement Communities, Inc., Series B (RB) 4.00%, 12/01/22 (c)	208,398
250,000	Colorado Health Facilities Authority, Health and Residential, Volunteers of America Care Facilities (RB) 5.20%, 05/31/19 (c)	250,155
85,000	Colorado Health Facilities Authority, NCMC, Inc. Project (RB) 5.00%, 05/15/26 (c)	100,688
1,000,000	Colorado Health Facilities Authority, Ralston Creek at Arvada Project, Series B (RB) 4.00%, 11/01/20 (c)	940,050
150,000	Colorado Public Authority, Natural Gas Purchase (RB) 6.13%, 11/15/23	166,910
120,000	Denver Convention Center Hotel Authority (RB) 5.00%, 12/01/22	130,685
2,500,000	Dominion Water and Sanitation District (RB) 5.25%, 12/01/21 (c)	2,660,925
1,470,000	Fountain Urban Renewal Authority, South Academy Highlands Project, Series A (TA) 4.50%, 11/01/25 (c)	1,460,283
140,000	Public Authority for Colorado Energy (RB) 6.25%, 11/15/28	177,458
200,000	Southlands Metropolitan District No. 1, Series A-1 (GO) 3.50%, 12/01/27	200,708
		7,677,744
Connecticut: 1.6%
405,000	City of Hartford, Series A (GO) 5.00%, 04/01/23 (c)	449,724
	Mohegan Tribe of Indians of Connecticut, Gaming Authority, Series C (RB)
250,000	5.25%, 02/01/22	258,253
250,000	5.50%, 02/01/23	261,847
	State of Connecticut, Series B (GO)
200,000	5.00%, 04/15/22 (c)	217,050
250,000	5.00%, 04/15/28	303,930
	State of Connecticut, Series D (GO)
250,000	5.00%, 10/01/20 (c)	260,865
100,000	5.00%, 11/01/21 (c)	107,157
	University of Connecticut, Series A (RB)
815,000	5.00%, 02/15/21 (c)	856,215
380,000	5.00%, 03/15/25	440,659
		3,155,700
Principal Amount		Value

District of Columbia: 0.1%
$250,000	District of Columbia, Ingleside at Rock Creek Project, Series A (RB) 4.13%, 07/01/24 (c)	$257,840
Florida: 5.9%
500,000	Capital Trust Agency, Educational Facilities, Pineapple Cove Classical Academy, Inc., Series A (RB) 4.50%, 01/01/29 (c)	512,590
500,000	Capital Trust Agency, Educational Facilities, Renaissance Charter School, Inc., Series A (RB) 4.38%, 06/15/27	499,135
1,000,000	Capital Trust Agency, University Bridge, LLC Student Housing Project, Series A (RB) 4.00%, 12/01/28	966,160
500,000	Citizens Property Insurance Corp., Series A-1 (RB) 5.00%, 06/01/20	517,310
	Florida Development Finance Corp., Renaissance Charter School, Inc. Project, Series A (RB)
500,000	5.00%, 06/15/25	514,405
255,000	5.50%, 06/15/22	259,218
250,000	Florida Development Finance Corp., Southwest Charter Foundation Inc. Project, Series A (RB) 5.13%, 06/15/27	255,060
	Florida Development Finance Corp., Virgin Trains USA Passenger Rail Project, Series A (RB)
2,000,000	6.25%, 01/01/20 (c) (p)	2,046,600
1,750,000	6.38%, 01/01/20 (c) (p)	1,797,652
2,250,000	6.50%, 01/01/20 (c) (p)	2,307,442
110,000	JEA Electric System, Series Three B (RB) 5.00%, 10/01/27 (c)	130,266
	Mid-Bay Bridge Authority, First Senior Lien, Series A (RB)
250,000	5.00%, 10/01/23	279,575
250,000	5.00%, 10/01/24	284,680
250,000	Northern Palm Beach County Improvement District, Unit of Development No. 2C (SA) 4.50%, 08/01/24	258,123
120,000	School Board of Miami-Dade County, Series D (CP) 5.00%, 02/01/26 (c)	139,375
250,000	School District of St. Lucie County, Sales Tax (RB) (AGM) 5.00%, 10/01/25	294,722
305,000	South Miami Health Facilities Authority (RB) 3.00%, 08/15/27 (c)	309,429
500,000	Village Community Development District No. 12 (SA) (SAW) 3.80%, 05/01/28	514,375
		11,886,117

See Notes to Financial Statements

130

Principal Amount		Value

Georgia: 1.9%
	Atlanta Development Authority, Senior Health Care Facilities, Series A-1 (RB)
$250,000	6.00%, 01/01/23	$253,668
500,000	6.50%, 01/01/28 (c)	517,135
250,000	Burke County Development Authority (RB) 2.93%, 03/12/24 (p)	254,515
1,000,000	Burke County Development Authority, Series E (RB) 3.25%, 02/03/25 (p)	1,020,950
250,000	Floyd County Development Authority, The Spires at Berry College Project, Series A (RB) (SBG) 5.50%, 12/01/24 (c)	254,308
160,000	Georgia Local Government, Grantor Trust Certificates of Participation, Series A (CP) (NATL) 4.75%, 06/01/28	176,262
325,000	Greene County Development Authority, Glen-I, LLC Project, Series A (RB) 6.13%, 01/01/25	292,500
	Main Street Natural Gas, Inc., Series A-1 (RB)
130,000	5.50%, 09/15/23	147,642
135,000	5.50%, 09/15/25	160,269
250,000	Marietta Development Authority, University Facilities, Life University, Inc. Project, Series A (RB) 5.00%, 11/01/27	286,390
500,000	Oconee County Industrial Development Authority, Series A-3 (RB) 5.50%, 12/01/21 (c)	504,755
		3,868,394
Guam: 1.3%
750,000	A. B. Won Pat International Airport Authority, Series C (RB) 5.00%, 10/01/21	771,645
300,000	Guam Government Business Privilege Tax, Series A (RB) 5.00%, 01/01/22 (c)	315,594
310,000	Guam Government Business Privilege Tax, Series D (RB) 5.00%, 11/15/25 (c)	347,417
1,000,000	Territory of Guam, Series A (RB) 5.00%, 12/01/24	1,113,060
		2,547,716
Hawaii: 0.1%
115,000	Kuakini, Hawaii Health System, Series A (RB) 6.30%, 05/31/19 (c)	115,345
Illinois: 17.5%
	Chicago Board of Education (GO)
250,000	0.00%, 12/01/22 ^	222,920
320,000	0.00%, 12/01/23 ^	274,838
105,000	0.00%, 12/01/24 ^	86,862
180,000	0.00%, 12/01/26 ^	137,448
500,000	4.00%, 12/01/22	513,415
250,000	5.00%, 12/01/28 (c)	276,060
200,000	5.00%, 12/01/28 (c)	235,492
Principal Amount		Value

Illinois: (continued)
	Chicago Board of Education, Series A (GO)
$285,000	0.00%, 12/01/28 ^	$199,292
150,000	4.00%, 12/01/20	153,168
200,000	7.00%, 12/01/25 (c)	240,910
500,000	Chicago Board of Education, Series C (GO) 5.00%, 12/01/27	545,920
495,000	Chicago Board of Education, Series F (GO) 5.00%, 12/01/20	513,067
300,000	Chicago O’Hare International Airport (RB) 4.00%, 01/01/22 (c)	309,906
340,000	Chicago School Reform Board of Trustees, Series A (GO) 0.00%, 12/01/29 ^	226,454
	Chicago School Reform Board of Trustees, Series B-1 (GO)
305,000	0.00%, 12/01/24 ^	252,314
180,000	0.00%, 12/01/26 ^	137,448
270,000	0.00%, 12/01/28 ^	188,803
475,000	0.00%, 12/01/29 ^	316,369
200,000	Chicago Transit Authority (RB) 5.25%, 12/01/21 (c)	212,738
115,000	Chicago Transit Authority, Federal Transit Administration Section 5307 Urbanized Area Formula (RB) 5.00%, 06/01/24	129,962
105,000	City of Chicago, Modern School Across Chicago Program, Series A (GO) 5.00%, 12/01/20 (c)	108,281
100,000	City of Chicago, Motor Fuel Tax (RB) (AGM) 5.00%, 01/01/24 (c)	109,296
	City of Chicago, Neighborhoods Alive 21 Program, Series B (GO)
280,000	5.00%, 01/01/25	306,732
350,000	5.25%, 01/01/25 (c)	382,529
270,000	City of Chicago, Series A (GO) 5.25%, 01/01/24 (c)	292,221
	City of Chicago, Series C (GO)
95,000	5.00%, 01/01/22	103,104
300,000	5.00%, 01/01/22 (c)	313,644
660,000	5.00%, 01/01/23	706,642
400,000	5.00%, 01/01/24	432,916
1,090,000	5.00%, 01/01/25	1,194,062
	City of Chicago, Water Revenue, Second Lien (RB)
100,000	5.00%, 11/01/22 (c)	108,002
150,000	5.00%, 11/01/24 (c)	167,745
100,000	5.00%, 11/01/24 (c)	111,622
270,000	5.00%, 11/01/24 (c)	301,814
100,000	City of Chicago, Water Revenue, Second Lien, Series A-1 (RB) 5.00%, 11/01/26 (c)	114,203
240,000	Cook County Community College District No. 508 (GO) 5.25%, 12/01/23 (c)	254,414

See Notes to Financial Statements

131

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SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Illinois: (continued)
$500,000	County of Cook, Series A (GO) 5.25%, 11/15/21 (c)	$539,305
775,000	Illinois Finance Authority, Friendship Village of Schaumburg (RB) 5.00%, 02/15/27	769,032
1,000,000	Illinois Finance Authority, Lutheran Home and Obligated Group (RB) 5.50%, 05/15/22 (c)	1,048,590
100,000	Illinois Finance Authority, Roosevelt University (RB) 5.40%, 05/31/19 (c)	100,054
250,000	Illinois Finance Authority, Three Crowns Park (RB) 4.00%, 02/15/24 (c)	254,440
	Illinois Railsplitter Tobacco Settlement Authority (RB)
160,000	5.25%, 06/01/20	165,613
75,000	5.25%, 06/01/21	79,951
70,000	5.38%, 06/01/21	74,799
145,000	Illinois Sports Facilities Authority (RB) (AMBAC) 0.00%, 06/15/26 ^	111,607
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series A (RB)
125,000	0.00%, 06/15/20 ^	121,701
195,000	0.00%, 12/15/22 ^	177,037
130,000	0.00%, 12/15/24 ^	110,591
	Metropolitan Pier and Exposition Authority, McCormick Place Expansion Project, Series B (RB)
115,000	0.00%, 06/15/28 ^	85,703
60,000	5.00%, 06/15/22 (c)	63,721
970,000	5.00%, 06/15/22 (c)	1,022,768
35,000	5.00%, 12/15/22	37,371
500,000	5.00%, 12/15/27 (c)	565,760
100,000	Northern Illinois Municipal Power Agency, Series A (RB) 5.00%, 12/01/26 (c)	116,503
285,000	Southern Illinois University, Series A (RB) 5.25%, 04/01/21	299,660
	State of Illinois (RB)
100,000	3.75%, 06/15/21 (c)	100,911
70,000	4.00%, 05/09/19 (c)	70,032
275,000	4.00%, 03/01/22 (c)	278,242
80,000	4.00%, 08/01/22 (c)	81,320
660,000	4.00%, 05/01/24	679,853
280,000	4.00%, 06/15/26 (c)	291,743
300,000	4.13%, 03/01/22 (c)	303,456
540,000	5.00%, 01/01/20 (c)	547,279
300,000	5.00%, 01/01/21	312,090
135,000	5.00%, 01/01/21	140,441
785,000	5.00%, 05/01/21	822,688
125,000	5.00%, 06/15/21	131,751
70,000	5.00%, 07/01/21	73,624
445,000	5.00%, 01/01/22 (c)	463,832
200,000	5.00%, 02/01/22	212,094
600,000	5.00%, 05/01/22	639,444
165,000	5.00%, 06/15/22	177,891
Principal Amount		Value

Illinois: (continued)
$920,000	5.00%, 08/01/22 (c)	$973,618
750,000	5.00%, 08/01/22	803,145
145,000	5.00%, 06/15/23 (c)	156,883
480,000	5.00%, 06/15/23	523,224
230,000	5.00%, 06/15/23 (c)	248,621
700,000	5.00%, 08/01/23	754,558
500,000	5.00%, 02/01/24	540,605
100,000	5.00%, 02/01/24	108,121
150,000	5.00%, 02/01/24 (c)	160,829
100,000	5.00%, 05/01/24 (c)	107,076
500,000	5.00%, 11/01/24	545,965
1,315,000	5.00%, 12/01/25	1,442,292
200,000	5.00%, 01/01/26	218,790
500,000	5.00%, 02/01/26	547,405
445,000	5.00%, 06/01/26 (c)	487,969
100,000	5.00%, 06/01/26	109,806
1,000,000	5.00%, 02/01/27	1,100,930
315,000	5.00%, 11/01/27 (c)	345,577
275,000	5.25%, 07/01/23 (c)	292,944
500,000	5.50%, 07/01/23 (c)	542,360
270,000	5.50%, 07/01/23 (c)	294,173
60,000	5.50%, 07/01/23 (c)	64,988
500,000	6.00%, 05/01/25	571,495
	State of Illinois, Series A (GO)
220,000	4.00%, 05/31/19 (c)	220,031
305,000	4.00%, 01/01/21	312,354
170,000	4.00%, 01/01/22 (c)	172,695
100,000	4.00%, 01/01/22 (c)	101,280
100,000	4.00%, 01/01/22 (c)	100,610
105,000	4.00%, 01/01/22	108,458
50,000	4.00%, 01/01/22 (c)	51,155
100,000	5.00%, 04/01/21	104,622
185,000	5.00%, 06/01/21	194,222
	State of Illinois, Series D (GO)
165,000	3.25%, 11/01/26	160,657
750,000	5.00%, 11/01/25	821,925
505,000	5.00%, 11/01/26	556,167
130,000	5.00%, 11/01/27	143,792
110,000	5.00%, 11/01/27 (c)	121,596
145,000	Will County Community High School District No. 210, Series B (GO) 0.00%, 01/01/28 ^	105,164
		35,467,612
Indiana: 0.2%
500,000	City of Carmel (RB) 7.00%, 11/15/22 (c)	400,000
Iowa: 1.7%
	Iowa Finance Authority, Iowa Fertilizer Co. Project (RB)
500,000	3.13%, 12/01/20 (c)	503,410
500,000	5.25%, 12/01/23 (c)	539,135
	Iowa Finance Authority, Northcrest, Inc. Project, Series B (RB)
500,000	3.25%, 12/20/19 (c)	500,105
495,000	5.00%, 03/01/24 (c)	540,273
	Iowa Higher Education Loan Authority, Wartburg College Project (RB)
260,000	2.50%, 10/01/20	258,638
1,130,000	4.00%, 10/01/25	1,140,758
		3,482,319

See Notes to Financial Statements

132

Principal Amount		Value

Kansas: 0.9%
$125,000	Arkansas City Public Building Commission, South Central Regional Medical Center (RB) 6.25%, 09/01/19 (c)	$125,884
500,000	City of Wichita, Health Care Facilities, Series I (RB) 5.00%, 05/15/25 (c)	541,200
1,000,000	Kansas Development Finance Authority (RB) 4.00%, 11/15/25	1,021,930
60,000	Overland Park Development Corp., Overland Park Convention Center Hotel, Series B (RB) (AMBAC) 5.13%, 05/31/19 (c)	60,098
150,000	Wyandotte County, Kansas City Unified Government (RB) 0.00%, 12/01/27 ^	108,114
		1,857,226
Kentucky: 0.7%
140,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 108, Series B (RB) 5.00%, 08/01/26	164,599
325,000	Commonwealth of Kentucky State Property and Building Commission, Project No. 112, Series B (RB) 5.00%, 11/01/26 (c)	382,863
500,000	Kentucky Economic Development Finance Authority, Baptist Life Communities Project, Series A (RB) 5.50%, 11/15/26 (c)	480,250
100,000	Kentucky Economic Development Finance Authority, Masonic Home Independent Living II, Inc., Series A (RB) 5.00%, 05/15/26	110,265
200,000	Kentucky State Property and Building Commission No. 100, Series A (RB) 5.00%, 08/01/20	207,904
140,000	Kentucky State Property and Building Commission No. 108, Series A (RB) 5.00%, 08/01/25 (c)	161,778
		1,507,659
Louisiana: 1.0%
	City of New Orleans, Sewerage Service (RB)
320,000	5.00%, 06/01/20	330,976
20,000	5.00%, 06/01/22	21,769
600,000	Louisiana Local Government Environmental Facilities and Community Development Authority, Series A (RB) 5.50%, 11/15/25	647,442
329,665	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project (RB) 7.00%, 07/01/24 (d) *	3
Principal Amount		Value

Louisiana: (continued)
$521,317	Louisiana Public Facilities Authority, Solid Waste Disposal Revenue, Louisiana Pellets, Inc. Project, Series A (RB) 7.50%, 07/01/23 (d) *	$5
710,000	Parish of St. Charles, Valero Project (RB) 4.00%, 06/01/22 (p)	741,155
	Tobacco Settlement Financing Corp., Series A (RB)
230,000	5.00%, 05/15/20	237,135
80,000	5.00%, 05/15/21	84,682
		2,063,167
Maine: 0.1%
155,000	Health and Higher Education Facilities Authority, Maine General Medical Center Issue (RB) 5.00%, 07/01/20	158,847
Maryland: 1.6%
250,000	City of Baltimore, Harbor Point Project (RB) 4.25%, 06/01/26	258,490
200,000	City of Baltimore, Maryland Special Obligation, Research Park Project, Series A (RB) 4.00%, 09/01/27	208,376
350,000	County of Frederick, Mount Saint Mary’s University, Series A (RB) 5.00%, 09/01/27	395,734
200,000	County of Howard, Series A (TA) 4.00%, 02/15/26 (c)	205,864
695,000	Maryland Economic Development Corp., CNX Marine Terminal, Inc. Port of Baltimore Facility (RB) 5.75%, 09/01/20 (c)	715,120
245,000	Maryland Economic Development Corp., Metro Centre at Owings Mills Project (TA) 3.75%, 01/01/27 (c)	249,243
425,000	Maryland Economic Development Corp., Transportation Facilities, Series A (RB) 5.00%, 06/01/28	507,509
190,000	Maryland Health and Higher Educational Facilities Authority, Western Maryland Health System Issue (RB) 5.00%, 07/01/24	216,868
500,000	Mayor and Council of Rockville, Ingleside at King Farm Project, Series C-1 (RB) 3.50%, 05/01/20 (c)	501,755
		3,258,959
Massachusetts: 1.4%
	Massachusetts Development Finance Agency (RB) (SBG)
500,000	5.00%, 07/01/28 (c)	590,945
500,000	5.00%, 07/01/28 (c)	595,060

See Notes to Financial Statements

133

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Massachusetts: (continued)
$130,000	Massachusetts Development Finance Agency, Emmanuel College, Series A (RB) 5.00%, 07/01/22 (c)	$143,030
	Massachusetts Development Finance Agency, Newbridge on the Charles, Inc. (RB)
250,000	4.00%, 10/01/22 (c)	261,077
500,000	4.00%, 10/01/22 (c)	523,845
310,000	Massachusetts Development Finance Agency, Series I (RB) 5.00%, 07/01/26 (c)	361,330
100,000	Massachusetts Development Finance Agency, UMass Memorial Health Care Obligated Group Issue, Series I (RB) 5.00%, 07/01/26 (c)	117,059
275,000	Massachusetts Educational Financing Authority (RB) 5.00%, 01/01/25 (c)	312,097
		2,904,443
Michigan: 1.0%
50,000	Detroit Water Supply System, Senior Lien, Series C (RB) 5.25%, 07/01/21 (c)	53,418
250,000	Grand Rapids Economic Development Corp., Beacon Hill at Eastgate, Series A (RB) 4.00%, 11/01/24 (c)	256,710
500,000	Michigan Finance Authority, Public Lighting Authority Local Project, Series B (RB) 5.00%, 07/01/24 (c)	552,490
400,000	Michigan Solid Waste Disposal, Genesee Power Station Project (RB) 7.50%, 05/31/19 (c)	396,328
	Michigan Tobacco Settlement Finance Authority, Series A (RB)
610,000	5.13%, 05/16/19 (c)	609,976
70,000	5.25%, 05/16/19 (c)	70,001
		1,938,923
Minnesota: 0.3%
100,000	City of Anoka, Homestead at Anoka, Inc. Project (RB) 4.25%, 11/01/24 (c)	103,421
180,000	City of Blaine, Senior Housing and Health Facility, Series A (RB) 5.13%, 07/01/25	178,628
250,000	Rice County Educational Facility, St. Mary’s School Project (RB) 5.00%, 08/01/22	262,267
120,000	Saint Paul Housing and Redevelopment Authority, Series A (RB) 5.00%, 09/01/26	129,347
		673,663
Missouri: 1.0%
500,000	City of Liberty, Liberty Commons Project, Series A (TA) 5.13%, 06/01/25	499,075
Principal Amount		Value

Missouri: (continued)
$270,000	City of St. Ann, Northwest Plaza Redevelopment, Series A (TA) 4.00%, 11/01/26	$269,187
235,000	Industrial Development Authority of the City of St. Louis, Series A (RB) 3.88%, 11/15/26 (c)	244,586
500,000	Maryland Heights Industrial Development Authority, San Louis Community Ice Center Project, Series A (RB) 4.38%, 03/15/28 (c)	511,450
500,000	St. Louis County, Industrial Development Authority, Friendship Village St. Louis Obligated Group, Series A (RB) 5.00%, 09/01/25 (c)	560,065
		2,084,363
Montana: 0.7%
1,320,000	City of Forsyth, Rosebud County, Montana Pollution Control Revenue (RB) 2.00%, 08/01/23	1,322,706
Nevada: 0.8%
500,000	City of Reno, Tax Increment Senior Lien Bonds, Series C (TA) 5.40%, 05/31/19 (c)	491,015
115,000	Clark County School District, Limited Tax, Series C (GO) 5.00%, 12/15/25 (c)	135,038
500,000	State of Nevada, Department of Business and Industry, Fulcrum Sierra Biofuels, LLC Project (RB) 5.88%, 12/15/27	533,180
535,000	State of Nevada, Department of Business and Industry, Somerset Academy, Series A (RB) 4.50%, 12/15/25 (c)	562,793
		1,722,026
New Hampshire: 0.3%
250,000	New Hampshire Business Finance Authority, Covanta Project, Series A (RB) 4.00%, 07/01/23 (c)	254,503
290,000	New Hampshire Health and Education Facilities Authority, Hillside Village, Series A (RB) 5.25%, 07/01/24 (c)	295,133
		549,636
New Jersey: 11.0%
75,000	Atlantic City (GO) 5.00%, 12/01/20	74,626
240,000	Garden State Preservation Trust, Open Space and Farmland Preservation Bonds, Series B (RB) (AGM) 0.00%, 11/01/22 ^	223,502
750,000	Gloucester County, New Jersey Pollution Control Financing Authority, Series A (RB) 5.00%, 12/01/24	803,422

See Notes to Financial Statements

134

Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, Cigarette Tax Revenue (RB)
$345,000	4.25%, 06/15/22 (c)	$362,971
500,000	5.00%, 06/15/20	516,215
165,000	5.00%, 06/15/22	178,419
150,000	5.00%, 06/15/22 (c)	161,577
	New Jersey Economic Development Authority, Continental Airlines, Inc. Project (RB)
225,000	5.13%, 08/20/22 (c)	242,390
300,000	5.75%, 09/15/22 (c)	331,038
75,000	New Jersey Economic Development Authority, Long Gate Project (RB) 4.38%, 01/01/24	75,929
210,000	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series A (RB) 4.00%, 11/01/27	224,459
	New Jersey Economic Development Authority, New Jersey Transit Corp. Project, Series B (RB)
500,000	4.00%, 11/01/25	532,190
115,000	5.00%, 11/01/25	131,657
115,000	New Jersey Economic Development Authority, School Facilities Construction, Series AAA (RB) 5.50%, 12/15/26 (c)	134,529
100,000	New Jersey Economic Development Authority, School Facilities Construction, Series BBB (RB) 5.50%, 12/15/26 (c)	115,601
500,000	New Jersey Economic Development Authority, School Facilities Construction, Series EE (RB) 5.25%, 03/01/21 (c)	525,165
	New Jersey Economic Development Authority, School Facilities Construction, Series GG (RB)
520,000	5.25%, 03/01/21 (c)	545,090
240,000	5.25%, 03/01/21 (c)	251,950
260,000	New Jersey Economic Development Authority, School Facilities Construction, Series II (RB) 5.00%, 03/01/22 (c)	276,351
	New Jersey Economic Development Authority, School Facilities Construction, Series NN (RB)
250,000	5.00%, 03/01/21	262,162
640,000	5.00%, 03/01/23 (c)	686,931
490,000	5.00%, 03/01/23 (c)	529,141
320,000	5.00%, 03/01/23 (c)	344,653
200,000	5.00%, 03/01/23 (c)	217,052
300,000	5.00%, 03/01/23 (c)	326,463
480,000	5.00%, 03/01/23 (c)	513,730
500,000	5.00%, 03/01/23 (c)	541,435
340,000	New Jersey Economic Development Authority, School Facilities Construction, Series PP (RB) 5.00%, 06/15/24 (c)	375,765
Principal Amount		Value

New Jersey: (continued)
	New Jersey Economic Development Authority, School Facilities Construction, Series XX (RB)
$440,000	4.25%, 06/15/25 (c)	$471,020
130,000	4.38%, 06/15/25 (c)	139,598
375,000	5.00%, 06/15/21	397,222
345,000	5.00%, 06/15/25 (c)	386,566
145,000	New Jersey Economic Development Authority, Series N-1 (RB) 5.50%, 09/01/23	164,005
	New Jersey Educational Facilities Authority (RB)
145,000	5.00%, 06/15/24 (c)	160,253
175,000	5.00%, 06/15/24 (c)	194,450
315,000	New Jersey Health Care Facilities Financing Authority (RB) 5.00%, 10/01/24	353,745
75,000	New Jersey Health Care Facilities Financing Authority, St. Peter’s University System (RB) 5.00%, 07/01/21	78,189
395,000	New Jersey State Transportation Trust Fund Authority, Series C (RB) (AMBAC) 0.00%, 12/15/28 ^	286,888
	New Jersey Transportation Trust Fund Authority (RB)
300,000	0.00%, 12/15/27 ^	230,325
100,000	5.25%, 06/15/21 (c)	105,872
	New Jersey Transportation Trust Fund Authority, Series A (RB)
120,000	0.00%, 12/15/25 ^	98,470
2,000,000	0.00%, 12/15/30 ^	1,322,640
200,000	5.00%, 06/15/21 (c)	210,590
500,000	5.00%, 12/15/24	568,280
500,000	5.00%, 12/15/25	573,520
1,000,000	5.00%, 12/15/26	1,150,550
110,000	New Jersey Transportation Trust Fund Authority, Series A-1 (RB) 5.00%, 06/15/26 (c)	126,167
	New Jersey Transportation Trust Fund Authority, Series AA (RB)
235,000	4.00%, 06/15/22 (c)	242,558
200,000	5.00%, 06/15/22	217,022
510,000	5.00%, 06/15/22 (c)	542,722
205,000	5.00%, 06/15/22 (c)	219,947
285,000	5.00%, 06/15/23 (c)	312,360
275,000	5.00%, 06/15/25 (c)	310,109
100,000	5.25%, 06/15/25 (c)	113,729
345,000	5.25%, 06/15/25 (c)	389,215
200,000	New Jersey Transportation Trust Fund Authority, Series C (RB) (AGM) 0.00%, 12/15/29 ^	142,734
265,000	New Jersey Transportation Trust Fund Authority, Series D (RB) 5.00%, 12/15/23	297,166
175,000	Pollution Control Financing Authority, Chambers Project, Series A (RB) 5.00%, 12/01/23	186,933

See Notes to Financial Statements

135

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

New Jersey: (continued)
$350,000	State of New Jersey, Series Q (GO) 5.00%, 08/15/20	$364,304
	State of New Jersey, Series T (GO)
300,000	5.00%, 06/01/21	318,978
250,000	5.00%, 06/01/22	272,822
	State of New Jersey, Various Purposes (GO)
80,000	3.00%, 06/01/26	83,171
110,000	4.00%, 06/01/23 (c)	116,947
250,000	5.00%, 06/01/20	258,628
100,000	5.00%, 06/01/27	119,554
	Tobacco Settlement Financing Corp., Series A (RB)
500,000	5.00%, 06/01/23	554,465
500,000	5.00%, 06/01/28 (c)	589,140
150,000	5.00%, 06/01/28 (c)	178,134
		22,353,401
New Mexico: 0.1%
250,000	Farmington, New Mexico Pollution Control, San Juan Project, Series B (RB) 1.88%, 10/01/21 (p)	248,273
New York: 4.0%
	Brooklyn Arena Local Development Corp., Barclays Center, Series A (RB)
400,000	5.00%, 07/15/23	445,768
250,000	5.00%, 07/15/24	282,560
100,000	5.00%, 07/15/26	116,627
100,000	5.00%, 01/15/27 (c)	117,128
100,000	5.00%, 01/15/27 (c)	117,357
185,000	County of Suffolk County, Series A (GO) 5.00%, 05/15/20	191,107
250,000	Metropolitan Transportation Authority, Series C-1 (RB) 5.00%, 05/15/28 (c)	304,462
	New York City Industrial Development Agency, Queens Baseball Stadium Project (RB) (AMBAC)
25,000	5.00%, 05/31/19 (c)	25,061
100,000	5.00%, 05/31/19 (c)	100,248
105,000	New York City Industrial Development Agency, Transportation Infrastructure Properties LLC, Series A (RB) 5.00%, 07/01/22	114,360
250,000	New York State Dormitory Authority (RB) 5.00%, 08/01/24	285,995
	New York State Dormitory Authority, Medical Center Obligated Group (RB)
300,000	5.00%, 12/01/26	353,085
300,000	5.00%, 06/01/27 (c)	353,418
	New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project (RB)
850,000	5.00%, 08/01/20	877,429
35,000	5.00%, 08/01/21	36,997
135,000	5.00%, 08/01/21 (c)	142,391
Principal Amount		Value

New York: (continued)
	New York Transportation Development Corp., Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project (RB)
$160,000	5.00%, 01/01/28 (c)	$189,394
230,000	5.00%, 01/01/28 (c)	274,027
	New York Transportation Development Corp., Terminal One Group Association, L.P. Project (RB)
35,000	5.00%, 01/01/21	36,744
50,000	5.00%, 01/01/22	53,616
500,000	Niagara Area Development Corp., New York Solid Waste Disposal Facility, Series B (RB) 3.50%, 07/01/23 (c)	511,475
130,000	Port Authority of New York and New Jersey, JFK International Air Terminal LLC Project, Series 8 (RB) 5.00%, 12/01/20	134,581
25,000	Suffolk County Economic Development Corp., Catholic Health Services of Long Island (RB) 5.00%, 07/01/21 (c)	26,622
1,000,000	Suffolk Tobacco Asset Securitization Corp., Series B (RB) 5.38%, 05/31/19 (c)	999,990
355,000	Tompkins County Development Corp., Tompkins Cortland Community College Foundation, Inc. Project, Series A (RB) 5.00%, 07/01/23 (c)	356,299
665,000	Town of Oyster Bay, Public Improvement, Series B (GO) (AGM) 3.25%, 02/01/26 (c)	690,622
	Town of Ramapo, Public Improvement, Series A (GO)
120,000	4.00%, 05/15/23 (c)	122,201
100,000	4.13%, 05/15/23 (c)	102,168
	TSASC, Inc., Tobacco Settlement Bonds, Series A (RB)
70,000	5.00%, 06/01/27 (c)	82,258
70,000	5.00%, 06/01/27	82,798
650,000	Ulster County Capital Resource Corp., Woodland Pond of New Paltz Project (RB) 4.00%, 09/15/24 (c)	637,786
		8,164,574
North Carolina: 0.5%
150,000	North Carolina Medical Care Commission, Baptist Hospital (RB) 5.25%, 06/01/20 (c)	155,688
420,000	North Carolina Medical Care Commission, Retirement Facilities (RB) 5.13%, 07/01/23	433,411
350,000	North Carolina Turnpike Authority, Triangle Expressway System (RB) 5.00%, 01/01/25	401,922
		991,021

See Notes to Financial Statements

136

Principal Amount		Value

Ohio: 5.8%
	Buckeye, Ohio Tobacco Settlement Financing Authority, Series A-2 (RB)
$3,750,000	5.13%, 05/16/19 (c)	$3,525,112
910,000	5.38%, 05/16/19 (c)	863,235
3,500,000	5.88%, 05/16/19 (c)	3,351,250
90,000	City of Cleveland, Airport System Revenue, Series C (RB) (AMBAC) 5.25%, 01/01/21	95,065
1,450,000	Cleveland-Cuyahoga County Port Authority (RB) 5.00%, 12/01/28	1,597,784
250,000	County of Allen, Ohio Hospital Facilities, Catholic Healthcare Partners, Series B (RB) 5.00%, 09/01/20 (c)	260,803
	County of Cuyahoga, Ohio Hospital, The Metrohealth System (RB)
250,000	5.00%, 02/15/25	280,560
50,000	5.00%, 02/15/26	56,868
110,000	5.00%, 02/15/27 (c)	125,425
250,000	5.00%, 02/15/27	287,600
425,000	County of Licking, Health Care Facilities, Series A (RB) 5.10%, 07/01/25	445,557
255,000	County of Licking, Health Care Facilities, Series B (RB) 3.75%, 07/01/19 (c)	254,615
50,000	County of Muskingum, Genesis HealthCare System (RB) 4.00%, 02/15/23	51,976
500,000	Ohio Air Quality Development Authority (RB) 3.75%, 01/15/28	522,275
10,000	Ohio Air Quality Development Authority, AK Steel Corp. Project, Series A (RB) 6.75%, 02/01/22 (c)	10,252
		11,728,377
Oklahoma: 0.4%
250,000	Oklahoma Development Finance Authority (RB) 5.00%, 08/15/27	293,807
500,000	Oklahoma Development Finance Authority, Inverness Village Community (RB) 5.75%, 01/01/22 (c) (d) *	325,000
250,000	Payne County Economic Development Authority, Series B (RB) 4.75%, 05/21/19 (c) (d) *	91,250
		710,057
Oregon: 0.5%
	Clackamas County Hospital Facility Authority (RB)
500,000	2.80%, 11/15/19 (c)	500,180
500,000	3.20%, 05/15/20 (c)	501,210
		1,001,390
Principal Amount		Value

Pennsylvania: 3.6%
$225,000	Allegheny County, Pennsylvania Industrial Development Authority, United States Steel Corp. Project (RB) 6.75%, 11/01/19 (c)	$227,927
	Allentown Neighborhood Improvement Zone Development Authority (RB)
250,000	5.00%, 05/01/22	264,450
250,000	5.00%, 05/01/23	268,702
250,000	5.00%, 05/01/27	281,530
250,000	5.00%, 05/01/28	283,892
80,000	City of Philadelphia, Pennsylvania Gas Works, Series 13 (RB) 5.00%, 08/01/25	93,581
500,000	Commonwealth Financing Authority (RB) 5.00%, 06/01/23	559,855
	Dauphin County General Authority University, Harrisburg University of Science and Technology Project (RB)
250,000	4.00%, 10/15/22	252,495
850,000	5.00%, 10/15/27	919,487
135,000	Delaware River Port Authority, Port District Project (RB) 5.00%, 01/01/22	145,711
240,000	Montgomery County Industrial Development Authority, Pollution Control, Peco Energy Company Project (RB) 2.60%, 09/01/20 (p)	240,934
130,000	Montgomery County Industrial Development Authority, Whitemarsh Continuing Care Retirement Community Project (RB) 4.00%, 01/01/25	130,173
135,000	Moon Industrial Development Authority, Baptist Homes Society (RB) 5.00%, 07/01/20	137,283
500,000	Pennsylvania Economic Development Financing Authority, Energy Supply LLC Project, Series C (RB) 5.00%, 09/01/20 (p)	503,935
	Pennsylvania Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project (RB)
80,000	5.00%, 12/31/20	83,496
250,000	5.00%, 12/31/21	267,075
125,000	5.00%, 12/31/23	138,896
650,000	5.00%, 12/31/24	735,325
550,000	5.00%, 06/30/26 (c)	635,134
130,000	5.00%, 06/30/26	150,508
100,000	Pennsylvania Turnpike Commission, Series A-2 (RB) 5.00%, 06/01/26 (c)	115,328
100,000	Philadelphia Gas Works Co., Fourteenth Series (RB) 5.00%, 10/01/26	118,912
250,000	Quakertown General Authority Health Facilities, USDA Loan Anticipation Notes, Series A (RB) 3.13%, 07/01/19 (c)	247,543

See Notes to Financial Statements

137

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Pennsylvania: (continued)
$110,000	Redevelopment Authority of City Scranton, Pennsylvania, Series A (RB) 5.00%, 11/15/21	$113,001
	The Hospitals and Higher Education, Facilities Authority of Philadelphia (RB)
115,000	5.00%, 07/01/26	131,530
275,000	5.00%, 07/01/27 (c)	312,012
		7,358,715
Puerto Rico: 3.4%
	Puerto Rico Commonwealth Aqueduct and Sewer Authority, Series A (RB)
500,000	5.00%, 07/01/21	502,500
485,000	5.25%, 07/01/22 (c)	486,212
1,000,000	6.13%, 07/01/24	1,031,250
185,000	Puerto Rico Convention Center District Authority, Series A (RB) 5.00%, 06/03/19 (c)	188,744
250,000	Puerto Rico Electric Power Authority, Series UU (RB) (AGM) 5.00%, 05/31/19 (c)	255,490
200,000	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing Authority, Ana G. Mendez University System Project (RB) 5.00%, 05/31/19 (c)	200,098
780,000	Puerto Rico Municipal Finance Agency (RB) (AGM) 5.00%, 06/03/19 (c)	791,817
	Puerto Rico Sales Tax Financing Corp. (RB)
1,429,013	0.00%, 07/01/24 ^	1,202,472
2,572,000	0.00%, 07/01/27 ^	1,931,443
586,000	0.00%, 07/01/28 (c) ^	392,977
		6,983,003
Rhode Island: 0.1%
155,000	Rhode Island Commerce Corp., Department of Transportation, Series B (RB) 5.00%, 06/15/26	185,589
South Carolina: 0.7%
100,000	Charleston Educational Excellence Financing Corp. Installment Purchase Revenue Refunding, Series B (RB) 5.00%, 12/01/23 (c)	114,258
500,000	South Carolina Jobs-Economic Development Authority, High Point Academy Project, Series A (RB) 5.00%, 12/15/26 (c)	546,265
475,000	South Carolina Jobs-Economic Development Authority, Woodlands at Fuman (RB) 4.00%, 11/15/24 (c)	480,358
220,000	South Carolina Public Service Authority, Series C (RB) 5.00%, 12/01/24 (c)	249,113
		1,389,994
Principal Amount		Value

Tennessee: 0.4%
$500,000	Blount County, Health and Educational Facilities Board, Series A (RB) 5.00%, 01/01/25 (c)	$530,325
25,000	Clarksville Natural Gas Acquisition Corp. (RB) 5.00%, 12/15/21	26,792
85,000	Johnson City Health and Educational Facilities Board, Series A (RB) 5.38%, 07/01/20 (c)	88,633
225,000	Memphis-Shelby County Industrial Development Board, Series A (TA) 4.75%, 07/01/27	238,736
		884,486
Texas: 6.4%
120,000	Central Texas Turnpike System, Series C (RB) 5.00%, 08/15/24	137,780
	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc. (RB)
550,000	4.50%, 07/01/20	563,200
2,000,000	4.75%, 07/01/24	2,167,440
1,500,000	5.00%, 07/15/28	1,749,165
500,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series B-2 (RB) 5.00%, 07/15/20	514,010
400,000	City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., Series C (RB) 5.00%, 07/15/20	411,208
100,000	Clifton Higher Education Finance Corp., Series A (RB) 4.63%, 08/15/25	102,710
	Clifton Higher Education Finance Corp., Series D (RB)
500,000	5.25%, 08/15/25 (c)	528,425
500,000	5.25%, 08/15/25 (c)	531,265
120,000	Dallas/Fort Worth International Airport, Series F (RB) 5.00%, 11/01/20 (c)	125,572
335,000	Gulf Coast Industrial Development Authority, CITGO Petroleum Corp. Project (RB) 4.88%, 10/01/22 (c)	336,920
300,000	Harris County, Houston Sports Authority, Senior Lien, Series A (RB) 5.00%, 11/15/20	314,385
160,000	Harris County, Houston Sports Authority, Series H (RB) 0.00%, 11/15/29 ^	112,347
600,000	New Hope Cultural Education Facilities Finance Corp., CHF-Collegiate Housing Island Campus, LLC, Series A (RB) 5.00%, 04/01/27 (c)	632,838
	New Hope Cultural Education Facilities Finance Corp., Jubilee Academic Center, Series A (RB)
200,000	3.38%, 08/15/21	200,364
100,000	4.00%, 08/15/21 (c)	100,932

See Notes to Financial Statements

138

Principal Amount		Value

Texas: (continued)
$250,000	New Hope Cultural Education Facilities Finance Corp., Legacy Prepatory Charter Academy, Series A (RB) 5.25%, 02/15/23 (c)	$259,155
	New Hope Cultural Education Facilities Finance Corp., NCCD-College Station Properties LLC, Series A (RB)
100,000	5.00%, 07/01/23	91,195
100,000	5.00%, 07/01/24	91,211
90,000	New Hope Cultural Education Facilities Finance Corp., Wesleyan Homes, Inc. (RB) 5.00%, 01/01/24	93,812
	SA Energy Acquisition Public Facility Corp. (RB)
75,000	5.50%, 08/01/21	80,027
85,000	5.50%, 08/01/22	93,057
55,000	5.50%, 08/01/24	62,838
125,000	5.50%, 08/01/25	145,796
110,000	5.50%, 08/01/27	132,814
450,000	Sam Rayburn Municipal Power Agency, Power Supply System (RB) 5.00%, 10/01/21	479,344
230,000	Tarrant County Cultural Education Facilities Finance Corp., Buckingham Senior Living Community, Inc., Series B-1 (RB) 4.50%, 05/31/19 (c)	181,700
200,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility (RB) 4.00%, 05/15/24 (c)	204,460
500,000	Tarrant County Cultural Education Facilities Finance Corp., Retirement Facility, Series A (RB) 6.00%, 05/15/27 (c)	565,270
	Texas Municipal Gas Acquisition and Supply Corp. I, Senior Lien, Series A (RB)
240,000	5.25%, 12/15/21	258,790
155,000	5.25%, 12/15/22	171,311
15,000	5.25%, 12/15/23	16,970
60,000	5.25%, 12/15/24	69,319
100,000	5.25%, 12/15/25	117,882
	Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply (RB)
115,000	5.00%, 12/15/21	122,790
70,000	5.00%, 12/15/22 (c)	76,940
1,000,000	5.00%, 12/15/22 (c)	1,100,170
105,000	5.00%, 12/15/22	114,452
		13,057,864
Vermont: 0.1%
150,000	Vermont Economic Development Authority, Recovery Zone Facility (RB) 5.00%, 12/15/20	156,569
Virgin Islands: 1.6%
300,000	Virgin Islands Public Finance Authority, Virgin Islands Gross Receipts Taxes Loan Note, Series C (RB) 5.00%, 10/01/24	285,000
Principal Amount		Value

Virgin Islands: (continued)
	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A (RB)
$545,000	5.00%, 10/01/20	$535,462
500,000	5.00%, 10/01/20 (c)	485,000
250,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series A-1 (RB) 5.00%, 10/01/19 (c)	242,500
30,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Senior Lien, Series B (RB) 5.00%, 10/01/19 (c)	29,100
750,000	Virgin Islands Public Finance Authority, Virgin Islands Matching Fund Subordinate Lien, Series C (RB) 5.00%, 10/01/19 (c)	719,250
	Virgin Islands Water and Power Authority, Series A (RB)
650,000	4.00%, 07/01/21	628,875
150,000	5.00%, 05/31/19 (c)	143,063
75,000	5.00%, 05/31/19 (c)	71,063
55,000	Virgin Islands Water and Power Authority, Series B (RB) 5.00%, 05/31/19 (c)	51,838
		3,191,151
Virginia: 1.4%
140,000	Amherst Industrial Development Authority (RB) 4.75%, 06/03/19 (c)	132,580
75,000	Chesterfield Economic Development Authority, Brandermill Woods Project (RB) 4.13%, 01/01/22 (c)	76,333
100,000	City of Newport News, Economic Development Authority, Residential Care Facilities (RB) 3.13%, 12/01/25 (c)	97,325
125,000	Economic Development Authority of the City of Newport News, Residential Care Facilities (RB) 5.00%, 12/01/24	138,026
270,000	Industrial Development Authority of Botetourt County, Residential Care Facility, Series A (RB) 4.75%, 07/01/23	278,737
325,000	Peninsula Town Center Community Development Authority (RB) 4.50%, 09/01/27 (c)	343,548
500,000	Roanoke County Economic Development Authority, Series A (RB) 4.75%, 09/01/26 (c)	507,615
	Wise County Industrial Development Authority, Solid Waste and Sewage Disposal, Series A (RB)
680,000	1.88%, 06/01/20 (p)	679,238
500,000	2.15%, 09/01/20 (p)	501,105
		2,754,507

See Notes to Financial Statements

139

VANECK VECTORS SHORT HIGH-YIELD MUNICIPAL INDEX ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Washington: 1.3%
$120,000	Clark County Public Utility District No 1, Electric System Revenue (RB) 5.00%, 01/01/26 (c)	$142,558
155,000	King County Public Hospital District No. 4, Series A (RB) 5.00%, 12/01/25	159,081
500,000	Washington State Housing Finance Commission, Hearthstone Project, Series B (RB) 3.13%, 07/01/19 (c)	500,070
475,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series A (RB) 6.00%, 07/01/25	519,897
550,000	Washington State Housing Finance Commission, Herons Key Senior Living, Series B (RB) 5.50%, 05/21/19 (c)	550,352
	Washington State Housing Finance Commission, Presbyterian Retirement Communities Northwest Projects, Series A (RB)
250,000	3.75%, 07/01/26	251,528
500,000	4.00%, 01/01/25 (c)	528,325
		2,651,811
West Virginia: 0.4%
250,000	County of Ohio, West Virginia Tax, Fort Henry Centre Tax Increment Financing District No. 1 (TA) 3.00%, 06/01/22 (c)	243,655
150,000	West Virginia Hospital Finance Authority, Series A (RB) 5.00%, 06/01/26	177,635
	West Virginia Hospital Finance Authority, Thomas Health System, Inc. (RB)
65,000	6.25%, 05/16/19 (c)	49,167
410,000	6.50%, 05/16/19 (c)	309,271
		779,728
Principal Amount		Value

Wisconsin: 2.3%
$1,000,000	Public Finance Authority, Celanese Corp., Series C (RB) 4.30%, 05/01/26 (c)	$1,038,570
500,000	Public Finance Authority, Corvian Community School Project, Series A (RB) 4.25%, 06/15/24 (c)	508,495
900,000	Public Finance Authority, Marys Woods at Marylhurst Project, Series B-2 (RB) 3.50%, 05/21/19 (c)	900,153
200,000	Public Finance Authority, North Carolina Charter Educational Foundation Project, Series A (RB) 4.10%, 06/15/26	196,000
250,000	Public Finance Authority, Phoenix Academy Project, Series A (RB) 5.00%, 06/15/24 (c)	250,210
550,000	Public Finance Authority, Senior Airport Facilities, Series B (RB) 5.00%, 07/01/22	575,866
750,000	Public Finance Authority, Waste Management, Inc. Project, Series A-1 (RB) 2.00%, 06/01/21 (p)	748,642
	Wisconsin Health and Educational Facilities Authority, American Baptist Homes of the Midwest (RB)
250,000	3.50%, 08/01/22	251,605
250,000	5.00%, 08/01/24 (c)	274,580
		4,744,121
Total Municipal Bonds (Cost: $196,918,692)		198,974,400

Number of Shares
MONEY MARKET FUND: 0.4% (Cost: $823,977)
823,977	Dreyfus Government Cash Management Fund – Institutional Shares	823,977
Total Investments: 98.6% (Cost: $197,742,669)		199,798,377
Other assets less liabilities: 1.4%		2,746,194
NET ASSETS: 100.0%		$202,544,571

See Notes to Financial Statements

140

Definitions:
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
CP	Certificate of Participation
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
SA	Special Assessment
SAW	State Aid Withholding
SBG	School Board Guaranteed
ST	Special Tax
TA	Tax Allocation

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
^	Zero Coupon Bond
*	Non-income producing

Summary of Investments By Sector	% of Investments	Value
Education	9.2%	$18,337,888
Health Care	17.1	34,068,123
Housing	1.6	3,230,940
Industrial Revenue	15.4	30,695,491
Leasing	9.8	19,591,562
Local	5.9	11,831,254
Power	1.7	3,438,085
Solid Waste/Resource Recovery	0.2	396,336
Special Tax	12.3	24,623,006
State	10.1	20,230,011
Tobacco	6.4	12,859,312
Transportation	6.7	13,320,718
Water & Sewer	3.2	6,351,674
Money Market Fund	0.4	823,977
	100.0%	$199,798,377

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Municipal Bonds*	$—	$198,974,400	$—	$198,974,400
Money Market Fund	823,977	—	—	823,977
Total	$823,977	$198,974,400	$—	$199,798,377

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

141

VANECK VECTORS CEF MUNICIPAL INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Number of Shares		Value

CLOSED-END FUNDS: 99.8% (a)
133,942	AllianceBernstein National Municipal Income Fund, Inc.	$1,738,567
70,955	BlackRock Investment Quality Municipal Trust, Inc.	1,015,366
42,738	BlackRock Long-Term Municipal Advantage Trust	507,727
175,287	BlackRock Muni Intermediate Duration Fund, Inc.	2,427,725
83,954	BlackRock MuniAssets Fund, Inc.	1,257,631
294,699	BlackRock Municipal 2030 Target Term Trust	6,636,621
43,370	BlackRock Municipal Bond Trust	627,998
119,602	BlackRock Municipal Income Quality Trust	1,599,079
176,816	BlackRock Municipal Income Trust	2,438,293
73,750	BlackRock Municipal Income Trust II	1,033,975
122,197	BlackRock MuniEnhanced Fund, Inc.	1,308,730
45,755	BlackRock MuniHoldings Fund II, Inc.	688,613
45,304	BlackRock MuniHoldings Fund, Inc.	721,240
155,331	BlackRock MuniHoldings Investment Quality Fund	2,003,770
102,718	BlackRock MuniHoldings Quality Fund II, Inc.	1,250,078
59,549	BlackRock MuniHoldings Quality Fund, Inc.	715,183
58,095	BlackRock MuniVest Fund II, Inc.	830,178
208,525	BlackRock MuniVest Fund, Inc.	1,857,958
149,449	BlackRock MuniYield Fund, Inc.	2,114,703
37,415	BlackRock MuniYield Investment Fund	539,150
101,757	BlackRock MuniYield Quality Fund II, Inc.	1,247,541
309,581	BlackRock MuniYield Quality Fund III, Inc.	4,005,978
138,612	BlackRock MuniYield Quality Fund, Inc.	1,939,182
75,934	Dreyfus Municipal Bond Infrastructure Fund, Inc.	995,495
93,269	Dreyfus Municipal Income, Inc.	776,931
194,001	Dreyfus Strategic Municipal Bond Fund, Inc.	1,520,968
248,086	Dreyfus Strategic Municipals, Inc.	1,992,131
179,762	DWS Municipal Income Trust	1,995,358
407,357	Eaton Vance Municipal Bond Fund	5,067,521
34,479	Eaton Vance Municipal Income 2028 Term Trust	709,233
129,449	Eaton Vance Municipal Income Trust	1,572,805
41,835	Eaton Vance National Municipal Opportunities Trust	922,462
182,445	Invesco Advantage Municipal Income Trust II	1,943,039
109,628	Invesco Municipal Income Opportunities Trust	817,825
279,011	Invesco Municipal Opportunity Trust	3,309,070
227,003	Invesco Municipal Trust	2,714,956
216,983	Invesco Quality Municipal Income Trust	2,601,626
223,491	Invesco Trust for Investment Grade Municipals	2,735,530
Number of Shares		Value

CLOSED-END FUNDS: (continued)
188,855	Invesco Value Municipal Income Trust	$2,730,843
66,244	MainStay Defined Term Municipal Opportunities Fund	1,358,664
102,091	MFS High Income Municipal Trust	527,810
164,243	MFS Municipal Income Trust	1,113,568
75,501	Neuberger Berman Intermediate Municipal Fund, Inc.	1,100,805
762,906	Nuveen AMT-Free Municipal Credit Income Fund	11,710,607
42,506	Nuveen AMT-Free Municipal Value Fund	687,322
853,411	Nuveen AMT-Free Quality Municipal Income Fund	11,367,435
81,304	Nuveen Enhanced Municipal Value Fund	1,135,004
189,883	Nuveen Intermediate Duration Municipal Term Fund	2,523,545
53,269	Nuveen Intermediate Duration Quality Municipal Term Fund	691,432
568,232	Nuveen Municipal Credit Income Fund	8,750,773
201,071	Nuveen Municipal High Income Opportunity Fund	2,736,576
668,814	Nuveen Municipal Value Fund, Inc.	6,668,076
842,519	Nuveen Quality Municipal Income Fund	11,432,983
58,129	Nuveen Select Tax-Free Income 2 Portfolio	814,387
53,992	Nuveen Select Tax-Free Income Portfolio	804,481
55,138	PIMCO Municipal Income Fund	802,809
68,472	PIMCO Municipal Income Fund III	840,836
99,025	Pioneer Municipal High Income Advantage Trust	1,056,597
91,441	Pioneer Municipal High Income Trust	1,089,062
225,820	Putnam Managed Municipal Income Trust	1,686,875
151,520	Putnam Municipal Opportunities Trust	1,854,605
105,388	Western Asset Managed Municipals Fund, Inc.	1,397,445
28,777	Western Asset Municipal Defined Opportunity Trust, Inc.	614,964
Total Closed-End Funds (Cost: $146,403,430)		143,677,740
MONEY MARKET FUND: 0.1% (a) (Cost: $157,337)
157,337	Dreyfus Government Cash Management Fund – Institutional Shares	157,337
Total Investments: 99.9% (Cost: $146,560,767)		143,835,077
Other assets less liabilities: 0.1%		134,917
NET ASSETS: 100.0%		$143,969,994

See Notes to Financial Statements

142

Footnotes:

(a)	Each underlying fund’s shareholder reports and registration documents are available free of charge on the SEC’s website at https://www.sec.gov

Summary of Investments By Sector	% of Investments	Value
Financials	99.9%	$143,677,740
Money Market Fund	0.1	157,337
	100.0%	$143,835,077

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Closed-End Funds	$143,677,740	$—	$—	$143,677,740
Money Market Fund	157,337	—	—	157,337
Total	$143,835,077	$—	$—	$143,835,077

See Notes to Financial Statements

143

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2019

	AMT-Free Intermediate Municipal Index ETF	AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF

Assets:
Investments, at value
Unaffiliated issuers (1)	$1,701,402,369	$151,485,675	$198,250,031
Receivables:
Investment securities sold	—	—	609,572
Shares sold	—	—	—
Dividends and interest	20,126,304	1,814,023	2,523,948
Prepaid expenses	—	—	—
Total assets	1,721,528,673	153,299,698	201,383,551

Liabilities:
Payables:
Investment securities purchased	—	267,928	474,122
Due to Adviser	335,174	28,495	32,960
Due to custodian	1,008,295	—	—
Deferred Trustee fees	3,000	1,517	1,600
Accrued expenses	1,152	166	191
Total liabilities	1,347,621	298,106	508,873
NET ASSETS	$1,720,181,052	$153,001,592	$200,874,678
Shares outstanding	35,148,916	7,500,000	11,450,000
Net asset value, redemption and offering price per share	$48.94	$20.40	$17.54

Net assets consist of:
Aggregate paid in capital	$1,675,472,043	$149,250,694	$201,397,574
Total distributable earnings (loss)	44,709,009	3,750,898	(522,896)
	$1,720,181,052	$153,001,592	$200,874,678
(1) Cost of investments	$1,658,369,686	$148,145,069	$197,357,517

See Notes to Financial Statements

144

High-Yield Municipal Index ETF	Short High-Yield Municipal Index ETF	CEF Municipal Income ETF

$2,615,091,838	$199,798,377	$143,835,077
48,201	—	—
3,138,430	—	—
42,238,434	2,802,549	402,800
—	—	622
2,660,516,903	202,600,926	144,238,499

3,821,838	—	—
756,147	56,355	36,249
—	—	194,129
3,184	—	3,755
—	—	34,372
4,581,169	56,355	268,505
$2,655,935,734	$202,544,571	$143,969,994
42,296,401	8,200,000	5,500,000
$62.79	$24.70	$26.18

$2,643,842,681	$204,826,079	$150,838,941
12,093,053	(2,281,508)	(6,868,947)
$2,655,935,734	$202,544,571	$143,969,994
$2,572,636,681	$197,742,669	$146,560,767

See Notes to Financial Statements

145

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2019

	AMT-Free Intermediate Municipal Index ETF	AMT-Free Long Municipal Index ETF	AMT-Free Short Municipal Index ETF

Income:
Dividends	$88,623	$8,337	$10,597
Interest	43,199,822	4,842,302	3,565,950
Total Income	43,288,445	4,850,639	3,576,547

Expenses:
Management fees	3,985,114	352,675	404,689
Interest	1,239	4,593	1,119
Total expenses	3,986,353	357,268	405,808
Net investment income	39,302,092	4,493,371	3,170,739

Net realized gain (loss) on:
Investments	43,124	28,630	(737,968)
In-kind redemptions	514,911	(546,507)	(303,159)
Net realized gain (loss)	558,035	(517,877)	(1,041,127)

Net change in unrealized appreciation (depreciation) on:
Investments	73,777,750	5,697,114	5,337,459
Net Increase in Net Assets Resulting from Operations	$113,637,877	$9,672,608	$7,467,071

See Notes to Financial Statements

146

High-Yield Municipal Index ETF	Short High-Yield Municipal Index ETF

$256,614	$29,447
116,667,138	6,056,450
116,923,752	6,085,897

8,782,454	585,337
4,800	7,019
8,787,254	592,356
108,136,498	5,493,541

(2,812,627)	(1,284,464)
(9,308,683)	(549,207)
(12,121,310)	(1,833,671)

34,933,118	4,661,696
$130,948,306	$8,321,566

See Notes to Financial Statements

147

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2019 (continued)

CEF Municipal Income ETF
Income:
Dividends	$5,951,304

Expenses:
Management fees	469,221
Professional fees	41,471
Insurance	902
Trustees’ fees and expenses	4,691
Reports to shareholders	11,331
Custodian fees	7,651
Registration fees	7,446
Transfer agent fees	2,402
Fund accounting fees	13,592
Interest	5,663
Other	3,873
Total expenses	568,243
Waiver of management fees	(93,228)
Net expenses	475,015
Net investment income	5,476,289

Net realized gain (loss) on:
Investments	(1,498,173)
In-kind redemptions	697,372
Net realized loss	(800,801)

Net change in unrealized appreciation (depreciation) on:
Investments	6,795,757
Net Increase in Net Assets Resulting from Operations	$11,471,245

See Notes to Financial Statements

148

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149

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	AMT-Free Intermediate Municipal Index ETF (a)		AMT-Free Long Municipal Index ETF
	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Operations:
Net investment income	$39,302,092	$38,314,571	$4,493,371	$5,079,994
Net realized gain (loss)	558,035	5,244,922	(517,877)	1,115,009
Net change in unrealized appreciation (depreciation)	73,777,750	(28,625,432)	5,697,114	(1,231,879)
Net increase (decrease) in net assets resulting from operations	113,637,877	14,934,061	9,672,608	4,963,124

Distributions to shareholders: (b)
Dividends and Distributions	(39,306,781)	(37,950,820)	(4,518,275)	(5,091,385)

Share transactions:**
Proceeds from sale of shares	375,018,774	623,271,715	26,897,181	54,135,434
Cost of shares redeemed	(426,770,532)	(495,165,079)	(33,156,469)	(61,865,930)
Increase (Decrease) in net assets resulting from share transactions	(51,751,758)	128,106,636	(6,259,288)	(7,730,496)
Total increase (decrease) in net assets	22,579,338	105,089,877	(1,104,955)	(7,858,757)
Net Assets, beginning of year	1,697,601,714	1,592,511,837	154,106,547	161,965,304
Net Assets, end of year (c)	$1,720,181,052	$1,697,601,714	$153,001,592	$154,106,547

** Shares of Common Stock Issued (no par value)
Shares sold	7,900,000	13,000,000	1,350,000	2,700,000
Shares redeemed	(9,001,084)	(10,350,000)	(1,700,000)	(3,100,000)
Net increase (decrease)	(1,101,084)	2,650,000	(350,000)	(400,000)

(a)	Share activity has been adjusted to reflect the 1 for 2 reverse share split which took place on October 26, 2018 (See Note 10).
(b)	Current year and prior year presentation of distributions conforms to S-X Disclosure Simplification.
(c)	S-X Disclosure Simplification eliminated the requirement to disclose undistributed net investment income (loss) in 2018. See Note 2.C.

See Notes to Financial Statements

150

AMT-Free Short Municipal Index ETF		High-Yield Municipal Index ETF (a)		Short High-Yield Municipal Index ETF
For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018

$3,170,739	$3,032,638	$108,136,498	$95,887,231	$5,493,541	$3,725,976
(1,041,127)	(427,488)	(12,121,310)	7,947,712	(1,833,671)	(1,437,269)
5,337,459	(4,000,408)	34,933,118	10,524,348	4,661,696	1,331,385

7,467,071	(1,395,258)	130,948,306	114,359,291	8,321,566	3,620,092

(3,158,590)	(3,033,695)	(107,905,812)	(93,925,370)	(5,237,285)	(3,692,380)

4,380,706	26,228,658	603,500,210	501,966,744	80,525,205	20,576,166
(27,681,850)	(69,069,944)	(407,349,929)	(192,398,771)	(15,601,955)	—

(23,301,144)	(42,841,286)	196,150,281	309,567,973	64,923,250	20,576,166
(18,992,663)	(47,270,239)	219,192,775	330,001,894	68,007,531	20,503,878
219,867,341	267,137,580	2,436,742,959	2,106,741,065	134,537,040	114,033,162
$200,874,678	$219,867,341	$2,655,935,734	$2,436,742,959	$202,544,571	$134,537,040

250,000	1,500,000	9,700,000	8,050,000	3,300,000	850,000
(1,600,000)	(3,950,000)	(6,603,599)	(3,100,000)	(650,000)	—
(1,350,000)	(2,450,000)	3,096,401	4,950,000	2,650,000	850,000

See Notes to Financial Statements

151

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	CEF Municipal Income ETF
	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Operations:
Net investment income	$5,476,289	$4,588,611
Net realized loss	(800,801)	(819,019)
Net change in unrealized appreciation (depreciation)	6,795,757	(5,770,685)
Net increase (decrease) in net assets resulting from operations	11,471,245	(2,001,093)

Distributions to shareholders: (a)
Dividends and Distributions	(5,350,340)	(4,593,845)

Share transactions:**
Proceeds from sale of shares	64,240,348	26,744,310
Cost of shares redeemed	(21,267,448)	(8,992,546)
Increase in net assets resulting from share transactions	42,972,900	17,751,764
Total increase in net assets	49,093,805	11,156,826
Net Assets, beginning of year	94,876,189	83,719,363
Net Assets, end of year (b)	$143,969,994	$94,876,189

** Shares of Common Stock Issued (no par value)
Shares sold	2,550,000	1,000,000
Shares redeemed	(850,000)	(350,000)
Net increase	1,700,000	650,000

(a)	Current year and prior year presentation of distributions conforms to S-X Disclosure Simplification.
(b)	S-X Disclosure Simplification eliminated the requirement to disclose undistributed net investment income (loss) in 2018. See Note 2.C.

See Notes to Financial Statements

152

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	AMT-Free Intermediate Municipal Index ETF #
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$46.83	$47.40	$48.84	$46.98	$46.14
Income from investment operations:
Net investment income	1.12 (a)	1.08 (a)	1.06	1.10	1.12
Net realized and unrealized gain (loss) on investments	2.11	(0.59)	(1.44)	1.86	0.86
Total from investment operations	3.23	0.49	(0.38)	2.96	1.98
Less:
Dividends from net investment income	(1.12)	(1.06)	(1.06)	(1.10)	(1.14)
Net asset value, end of year	$48.94	$46.83	$47.40	$48.84	$46.98
Total return (b)	6.98%	1.04%	(0.80)%	6.38%	4.32%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$1,720,181	$1,697,602	$1,592,512	$1,418,799	$1,042,806
Ratio of expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets excluding interest expense	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	2.37%	2.24%	2.22%	2.32%	2.45%
Portfolio turnover rate (c)	7%	9%	7%	2%	3%

	AMT-Free Long Municipal Index ETF
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$19.63	$19.63	$20.43	$19.60	$18.96
Income from investment operations:
Net investment income	0.60 (a)	0.59 (a)	0.60	0.66	0.71
Net realized and unrealized gain (loss) on investments	0.77	0.01	(0.79)	0.83	0.65
Total from investment operations	1.37	0.60	(0.19)	1.49	1.36
Less:
Dividends from net investment income	(0.60)	(0.60)	(0.61)	(0.66)	(0.72)
Net asset value, end of year	$20.40	$19.63	$19.63	$20.43	$19.60
Total return (b)	7.15%	3.02%	(0.99)%	7.80%	7.25%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$153,002	$154,107	$161,965	$156,292	$108,772
Ratio of expenses to average net assets	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of expenses to average net assets excluding interest expense	0.24%	0.24%	0.24%	0.24%	0.24%
Ratio of net investment income to average net assets	3.06%	2.96%	2.99%	3.36%	3.68%
Portfolio turnover rate (c)	22%	33%	17%	3%	4%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

153

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	AMT-Free Short Municipal Index ETF
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$17.18	$17.52	$17.68	$17.54	$17.61
Income from investment operations:
Net investment income	0.27 (a)	0.22 (a)	0.20	0.20	0.20
Net realized and unrealized gain (loss) on investments	0.36	(0.34)	(0.17)	0.14	(0.07)
Total from investment operations	0.63	(0.12)	0.03	0.34	0.13
Less:
Dividends from net investment income	(0.27)	(0.22)	(0.19)	(0.20)	(0.20)
Net asset value, end of year	$17.54	$17.18	$17.52	$17.68	$17.54
Total return (b)	3.70%	(0.70)%	0.20%	1.95%	0.75%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$200,875	$219,867	$267,138	$264,291	$274,541
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of expenses to average net assets excluding interest expense	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.57%	1.26%	1.11%	1.13%	1.14%
Portfolio turnover rate (c)	33%	41%	12%	3%	2%

	High-Yield Municipal Index ETF #
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$62.16	$61.52	$63.18	$62.12	$59.80
Income from investment operations:
Net investment income	2.67 (a)	2.72 (a)	2.68	2.96	3.08
Net realized and unrealized gain (loss) on investments	0.64	0.60	(1.64)	0.98	2.24
Total from investment operations	3.31	3.32	1.04	3.94	5.32
Less:
Dividends from net investment income	(2.68)	(2.68)	(2.70)	(2.88)	(3.00)
Net asset value, end of year	$62.79	$62.16	$61.52	$63.18	$62.12
Total return (b)	5.46%	5.48%	1.69%	6.59%	9.08%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$2,655,936	$2,436,743	$2,106,741	$1,882,555	$1,605,601
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	4.31%	4.37%	4.36%	4.86%	5.19%
Portfolio turnover rate (c)	10%	14%	10%	8%	9%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, the Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

154

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Short High-Yield Municipal Index ETF
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$24.24	$24.26	$25.15	$25.43	$25.24
Income from investment operations:
Net investment income	0.80 (a)	0.76 (a)	0.72	0.87	0.82
Net realized and unrealized gain (loss) on investments	0.43	(0.02)	(0.92)	(0.34)	0.15
Total from investment operations	1.23	0.74	(0.20)	0.53	0.97
Less:
Dividends from net investment income	(0.77)	(0.76)	(0.69)	(0.81)	(0.78)
Net asset value, end of year	$24.70	$24.24	$24.26	$25.15	$25.43
Total return (b)	5.16%	3.07%	(0.81)%	2.14%	3.91%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$202,545	$134,537	$114,033	$110,672	$99,171
Ratio of expenses to average net assets	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of expenses to average net assets excluding interest expense	0.35%	0.35%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets	3.28%	3.11%	2.93%	3.55%	3.48%
Portfolio turnover rate (c)	22%	27%	20%	16%	26%

	CEF Municipal Income ETF
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$24.97	$26.58	$28.50	$26.62	$25.55
Income from investment operations:
Net investment income	1.16 (a)	1.27 (a)	1.37	1.39	1.41
Net realized and unrealized gain (loss) on investments	1.21	(1.61)	(1.90)	1.88	1.08
Total from investment operations	2.37	(0.34)	(0.53)	3.27	2.49
Less:
Dividends from net investment income	(1.16)	(1.27)	(1.39)	(1.39)	(1.42)
Net asset value, end of year	$26.18	$24.97	$26.58	$28.50	$26.62
Total return (b)	9.83%	(1.45)%	(1.93)%	12.87%	10.02%
Ratios/Supplemental Data
Net assets, end of year (000’s)	$143,970	$94,876	$83,719	$95,475	$47,921
Ratio of gross expenses to average net assets (d)	0.48%	0.50%	0.51%	0.54%	0.57%
Ratio of net expenses to average net assets (d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense (d)	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets (d)	4.67%	4.78%	4.98%	5.38%	5.52%
Portfolio turnover rate (c)	13%	9%	12%	10%	6%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	The ratios represented do not reflect the Fund’s proportionate share of income and expenses from the Fund’s investment in underlying funds.

See Notes to Financial Statements

155

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund, and offers multiple investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: AMT-Free Intermediate Municipal Index ETF (“Intermediate”), AMT-Free Long Municipal Index ETF (“Long”), AMT-Free Short Municipal Index ETF (“Short”), High-Yield Municipal Index ETF (“High-Yield”), Short High-Yield Municipal Index ETF (“Short High-Yield”) and CEF Municipal Income ETF (“CEF Municipal”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except CEF Municipal) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in each Fund’s respective index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in its index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. CEF Municipal seeks to achieve its objectives through a portfolio of securities in substantially the same weighting as its index.

Fund	Diversification Classification
Intermediate	Diversified
Long	Diversified
Short	Diversified
High-Yield	Diversified
Short High-Yield	Diversified
CEF Municipal	Diversified

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services—Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee
156

in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund. Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from such amounts determined in accordance with GAAP.

Effective in the current reporting period, it is no longer required to separately present distributions from net investment income and distributions from net realized capital gains. Additionally, undistributed net investment income included in net assets is no longer disclosed separately in the Statement of Changes in Net Assets. The April 30, 2018 sources of distributions and undistributed net investment income were as follows:

Fund	Dividends to shareholders from net investment income	Undistributed net investment income
Intermediate	$37,950,820	$3,477,424
Long	5,091,385	426,109
Short	3,033,695	269,388
High-Yield	93,925,370	12,173,135
Short High-Yield	3,692,380	544,128
CEF Municipal	4,593,845	323,633
157

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

D.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

E.	Components of Capital—Effective with the current reporting period, Net unrealized appreciation (depreciation), Undistributed net investment income (loss), and Accumulated net realized gain (loss) are aggregated and disclosed as Total distributable earnings (loss) in the Statement of Assets and Liabilities.

F.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. The Funds may record distributions received in excess of income from certain investments as a reduction of cost of investments and/or an increase in realized gains. Such amounts are based upon estimates if actual amounts are not available, and actual amounts of income, realized gains and return of capital may differ from estimated amounts. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Funds (except for CEF Municipal) utilize a unitary management fee where the Adviser is responsible for all expenses of the Funds, excluding the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses.

For CEF Municipal, the Adviser has agreed, until at least September 1, 2019 to waive management fees and assume expenses to prevent the Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.40% of average daily net assets. Refer to the Statement of Operations for the amounts waived/assumed by the Adviser for the year ended April 30, 2019.

The management fee rates for the year ended April 30, 2019 are as follows:

Fund	Management Fee Rate
CEF Municipal	0.40%

Fund	Unitary Management Fee Rate
Intermediate	0.24%
Long	0.24
Short	0.20
High-Yield	0.35
Short High-Yield	0.35

In addition, Van Eck Securities Corporation, an affiliate of the Adviser, acts as the Funds’ distributor (“the Distributor”). Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

158

Note 4—Investments—For the year ended April 30, 2019, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
Intermediate	$334,113,540	$112,942,406
Long	61,412,440	32,039,756
Short	73,808,206	65,194,090
High-Yield	805,850,244	242,023,633
Short High-Yield	116,296,705	36,633,850
CEF Municipal	14,872,697	14,868,728

Note 5—Income Taxes—As of April 30, 2019, for Federal income tax purposes, the identified cost, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments owned were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Intermediate	$1,658,327,878	$44,529,629	$(1,455,136)	$43,074,493
Long	148,132,049	3,592,197	(238,570)	3,353,627
Short	197,357,337	1,569,086	(676,393)	892,693
High-Yield	2,569,819,971	92,093,753	(46,821,885)	45,271,868
Short High-Yield	197,522,433	4,307,332	(2,031,388)	2,275,944
CEF Municipal	146,638,588	1,028,140	(3,831,651)	(2,803,511)

At April 30, 2019, the components of accumulated earnings (deficit) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Tax Exempt Income	Accumulated Capital Losses	Other Temporary Differences	Net Unrealized Appreciation (Depreciation)	Total Distributable Earnings (Loss)
Intermediate	$3,506,228	$(1,791,941)	$(79,771)	$43,074,493	$44,709,009
Long	407,276	—	(10,005)	3,353,627	3,750,898
Short	300,622	(1,692,551)	(23,660)	892,693	(522,896)
High-Yield	12,595,971	(45,663,954)	(110,832)	45,271,868	12,093,053
Short High-Yield	736,244	(5,291,185)	(2,511)	2,275,944	(2,281,508)
CEF Municipal	431,521	(4,493,202)	(3,755)	(2,803,511)	(6,868,947)

The tax character of dividends paid to shareholders during the years ended April 30, 2019 and April 30, 2018 were as follows:

	April 30, 2019		April 30, 2018
Fund	Tax-Exempt Dividends	Ordinary Income	Tax-Exempt Dividends	Ordinary Income
Intermediate	$39,219,343	$87,438	$37,852,588	$98,232
Long	4,510,425	7,850	5,072,712	18,673
Short	3,148,479	10,111	3,013,185	20,510
High-Yield	107,112,165	793,647	92,835,728	1,089,642
Short High-Yield	5,192,715	44,570	3,646,155	46,225
CEF Municipal	5,280,748	69,592	4,555,917	37,928

At April 30, 2019, the Funds had capital loss carryforwards available to offset future capital gains, as follow:

Fund	Short-Term Capital Losses With No Expiration	Long-Term Capital Losses with No Expiration	Total
Intermediate	$(1,510,290)	$(281,651)	$(1,791,941)
Long	—	—	—
Short	(458,591)	(1,233,960)	(1,692,551)
High-Yield	(10,936,232)	(34,727,722)	(45,663,954)
Short High-Yield	(1,138,923)	(4,152,262)	(5,291,185)
CEF Municipal	(1,267,185)	(3,226,017)	(4,493,202)
159

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

During the year ended April 30, 2019, $50,395 of Long’s capital loss carryover available from prior years expired unutilized. Additionally, Intermediate and Long utilized $47,262 and $28,430 of their capital loss carryovers available from prior years.

During the year ended April 30, 2019, as a result of permanent book to tax differences, primarily due to gain / loss on in-kind redemptions and the expiration of capital loss carryovers, the Funds incurred differences that affected total distributable earnings (loss) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings (Losses)	Increase (Decrease) in Aggregate Paid in Capital
Intermediate	$(514,908)	$514,908
Long	596,701	(596,701)
Short	303,158	(303,158)
High-Yield	9,314,491	(9,314,491)
Short High-Yield	549,217	(549,217)
CEF Municipal	(639,495)	639,495

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. Therefore, no provision for income tax is required in the Funds’ financial statements.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2019, the Funds did not incur any interest or penalties.

Note 6—Capital Share Transactions—As of April 30, 2019, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), or multiples thereof, consisting of 50,000 shares, or multiples thereof. Prior to October 26, 2018, Creation Units for Intermediate and High-Yield consisted of 100,000 shares. The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

For the year ended April 30, 2019, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
Intermediate	$175,646,869	$416,001,780
Long	—	32,877,154
Short	—	27,373,555
High-Yield	15,142,920	359,751,556
Short High-Yield	—	15,383,674
CEF Municipal	64,251,529	21,276,171
160

This table represent the accumulation of each Fund’s daily net in-kind shareholder transactions including rebalancing activity, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Principal Risks—Investments in municipal securities involve risks similar to those of investing in any fund of fixed income securities traded on exchanges, such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices. The market for municipal bonds may be less liquid than for taxable bonds.

High-Yield and Short High-Yield invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. High-Yield and Short High-Yield may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

CEF Municipal invests in closed-end funds that may trade at a discount or premium to their net asset value. A closed-end fund may be leveraged as part of its investment strategy. As a result, the Fund may be indirectly exposed to the effects of leverage through its investment in the underlying funds. Investments in underlying funds that use leverage may cause the value of the Fund’s shares to be more volatile than if the Fund invested in underlying funds that do not utilize leverage.

A more complete description of risks is included in each Fund’s Prospectus and Statement of Additional Information.

Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

Effective September 1, 2010 the Intermediate, Long, Short and High Yield Funds adopted a unitary management fee where the Adviser is responsible for all expenses of the Funds. For these Funds, the liability for the Plan shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities represents amounts accrued through that date. Amounts accrued after that date, including those from Short High-Yield, are represented in “Due to Adviser”.

For CEF Municipal, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statement of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statement of Assets and Liabilities.

Note 9—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. During the year ended April 30, 2019, the following Funds borrowed under this facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
Intermediate	23	$469,214	3.78%
Long	127	361,915	3.59
Short	51	215,663	3.69
High-Yield	30	1,690,024	3.55
Short High-Yield	71	983,726	3.66
CEF Municipal	284	197,348	3.54

As of April 30, 2019, outstanding loan balances, if any, are reflected in the Statements of Assets and Liabilities.

161

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

Note 10—Share Split—The Board of Trustees approved a 1 for 2 reverse share split for AMT-Free Intermediate Municipal Index ETF and High-Yield Municipal Index ETF. On October 26, 2018 shares began trading on a split-adjusted basis. The Statement of Changes in Net Assets and Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

Note 11—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended April 30, 2019, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 12—Recent Accounting Pronouncements and Regulatory Requirements—The Financial Accounting Standards Board issued an Accounting Standards Update ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, that shortens the amortization period for certain purchased callable debt securities held at premium to the earliest call date. The new guidance does not change the accounting for purchased callable debt securities held at a discount. The guidance is effective for public business entities for fiscal years beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted. Management is currently evaluating the potential impact of this new guidance to the financial statements.

The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, of the ASU 2018-13 to financial statements. Public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

Note 13—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

162

VANECK VECTORS ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of VanEck Vectors AMT-Free Intermediate Municipal Index ETF, VanEck Vectors AMT-Free Long Municipal Index ETF, VanEck Vectors AMT-Free Short Municipal Index ETF, VanEck Vectors High-Yield Municipal Index ETF, VanEck Vectors Short High-Yield Municipal Index ETF and VanEck Vectors CEF Municipal Income ETF and the Board of Trustees of VanEck Vectors ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of VanEck Vectors AMT-Free Intermediate Municipal Index ETF, VanEck Vectors AMT-Free Long Municipal Index ETF, VanEck Vectors AMT-Free Short Municipal Index ETF, VanEck Vectors High-Yield Municipal Index ETF, VanEck Vectors Short High-Yield Municipal Index ETF and VanEck Vectors CEF Municipal Income ETF (collectively referred to as the “Funds”) (six of the funds constituting VanEck Vectors ETF Trust (the “Trust”)), including the schedules of investments, as of April 30, 2019, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (six of the funds constituting VanEck Vectors ETF Trust) at April 30, 2019, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the VanEck investment companies since 1999.

New York, NY

June 20, 2019

163

VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

The per share amounts of taxable vs. tax-exempt income paid by the funds during the taxable year ended April 30, 2019 are listed in the table below. The information set forth below is for each Fund’s fiscal year. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2019 income tax purposes will be sent to them in early 2020.

Additionally, all of the taxable ordinary income represents Qualified Interest Income (QII) for non-resident alien shareholders.

Please consult your tax advisor for proper treatment of this information.

Fund Name	Ticker Symbol	Record Date	Ex Dividend Date	Payable Date	Taxable Ordinary Income Per Share	Tax-Exempt Interest Per Share	Total Distribution Per Share
Intermediate – See Note (a)	ITM	05/02/2018	05/01/2018	05/07/2018	$0.000177	$0.045423	$0.045600
Intermediate – See Note (a)	ITM	06/04/2018	06/01/2018	06/07/2018	0.000111	0.047089	0.047200
Intermediate – See Note (a)	ITM	07/03/2018	07/02/2018	07/09/2018	0.000101	0.045199	0.045300
Intermediate – See Note (a)	ITM	08/02/2018	08/01/2018	08/07/2018	0.000105	0.046995	0.047100
Intermediate – See Note (a)	ITM	09/05/2018	09/04/2018	09/10/2018	0.000104	0.046596	0.046700
Intermediate – See Note (a)	ITM	10/02/2018	10/01/2018	10/05/2018	0.000103	0.045997	0.046100
Intermediate	ITM	11/02/2018	11/01/2018	11/07/2018	0.000214	0.095686	0.095900
Intermediate	ITM	12/04/2018	12/03/2018	12/07/2018	0.000204	0.091196	0.091400
Intermediate	ITM	12/28/2018	12/27/2018	01/03/2019	0.000214	0.095486	0.095700
Intermediate	ITM	02/04/2019	02/01/2019	02/07/2019	0.000210	0.094790	0.095000
Intermediate	ITM	03/04/2019	03/01/2019	03/07/2019	0.000192	0.086708	0.086900
Intermediate	ITM	04/02/2019	04/01/2019	04/05/2019	0.000213	0.096087	0.096300
Intermediate Total					$0.001948	$0.837252	$0.839200

Long	MLN	05/02/2018	05/01/2018	05/07/2018	$0.000327	$0.048573	$0.048900
Long	MLN	06/04/2018	06/01/2018	06/07/2018	0.000129	0.049671	0.049800
Long	MLN	07/03/2018	07/02/2018	07/09/2018	0.000098	0.049002	0.049100
Long	MLN	08/02/2018	08/01/2018	08/07/2018	0.000101	0.050499	0.050600
Long	MLN	09/05/2018	09/04/2018	09/10/2018	0.000101	0.050599	0.050700
Long	MLN	10/02/2018	10/01/2018	10/05/2018	0.000098	0.049102	0.049200
Long	MLN	11/02/2018	11/01/2018	11/07/2018	0.000106	0.053094	0.053200
Long	MLN	12/04/2018	12/03/2018	12/07/2018	0.000098	0.049302	0.049400
Long	MLN	12/28/2018	12/27/2018	01/03/2019	0.000101	0.050799	0.050900
Long	MLN	02/04/2019	02/01/2019	02/07/2019	0.000066	0.053034	0.053100
Long	MLN	03/04/2019	03/01/2019	03/07/2019	0.000058	0.046442	0.046500
Long	MLN	04/02/2019	04/01/2019	04/05/2019	0.000064	0.051636	0.051700
Long Total					$0.001347	$0.601753	$0.603100

Short	SMB	05/02/2018	05/01/2018	05/07/2018	$0.000164	$0.019836	$0.020000
Short	SMB	06/04/2018	06/01/2018	06/07/2018	0.000081	0.022219	0.022300
Short	SMB	07/03/2018	07/02/2018	07/09/2018	0.000066	0.022234	0.022300
Short	SMB	08/02/2018	08/01/2018	08/07/2018	0.000066	0.022234	0.022300
Short	SMB	09/05/2018	09/04/2018	09/10/2018	0.000066	0.022334	0.022400
Short	SMB	10/02/2018	10/01/2018	10/05/2018	0.000065	0.022035	0.022100
Short	SMB	11/02/2018	11/01/2018	11/07/2018	0.000067	0.022733	0.022800
Short	SMB	12/04/2018	12/03/2018	12/07/2018	0.000066	0.022334	0.022400
Short	SMB	12/28/2018	12/27/2018	01/03/2019	0.000070	0.023630	0.023700
Short	SMB	02/04/2019	02/01/2019	02/07/2019	0.000087	0.023913	0.024000
Short	SMB	03/04/2019	03/01/2019	03/07/2019	0.000080	0.021920	0.022000
Short	SMB	04/02/2019	04/01/2019	04/05/2019	0.000087	0.023913	0.024000
Short Total					$0.000965	$0.269335	$0.270300

(a) The Board of Trustees approved a 1 for 2 reverse share split for Intermediate and on October 26, 2018 shares began trading on a split-adjusted basis. The distributions indicated in this table have not been adjusted for the reverse share split.

164

Fund Name	Ticker Symbol	Record Date	Ex Dividend Date	Payable Date	Taxable Ordinary Income Per Share	Tax-Exempt Interest Per Share	Total Distribution Per Share
High-Yield – See Note (b)	HYD	05/02/2018	05/01/2018	05/07/2018	$0.001933	$0.112667	$0.114600
High-Yield – See Note (b)	HYD	06/04/2018	06/01/2018	06/07/2018	0.001403	0.107297	0.108700
High-Yield – See Note (b)	HYD	07/03/2018	07/02/2018	07/09/2018	0.001062	0.103038	0.104100
High-Yield – See Note (b)	HYD	08/02/2018	08/01/2018	08/07/2018	0.001189	0.115311	0.116500
High-Yield – See Note (b)	HYD	09/05/2018	09/04/2018	09/10/2018	0.001142	0.110758	0.111900
High-Yield – See Note (b)	HYD	10/02/2018	10/01/2018	10/05/2018	0.001116	0.108284	0.109400
High-Yield	HYD	11/02/2018	11/01/2018	11/07/2018	0.002497	0.242203	0.244700
High-Yield	HYD	12/04/2018	12/03/2018	12/07/2018	0.002185	0.211915	0.214100
High-Yield	HYD	12/28/2018	12/27/2018	01/03/2019	0.002503	0.242797	0.245300
High-Yield	HYD	02/01/2019	02/04/2019	02/07/2019	0.000477	0.222023	0.222500
High-Yield	HYD	03/01/2019	03/04/2019	03/07/2019	0.000430	0.200070	0.200500
High-Yield	HYD	04/01/2019	04/02/2019	04/05/2019	0.000472	0.219528	0.220000
High-Yield Total					$0.016409	$1.995891	$2.012300

Short High-Yield	SHYD	05/02/2018	05/01/2018	05/07/2018	$0.000901	$0.062099	$0.063000
Short High-Yield	SHYD	06/04/2018	06/01/2018	06/07/2018	0.000672	0.054928	0.055600
Short High-Yield	SHYD	07/03/2018	07/02/2018	07/09/2018	0.000581	0.060119	0.060700
Short High-Yield	SHYD	08/02/2018	08/01/2018	08/07/2018	0.000596	0.061604	0.062200
Short High-Yield	SHYD	09/05/2018	09/04/2018	09/10/2018	0.000643	0.066457	0.067100
Short High-Yield	SHYD	10/02/2018	10/01/2018	10/05/2018	0.000627	0.064873	0.065500
Short High-Yield	SHYD	11/02/2018	11/01/2018	11/07/2018	0.000650	0.067250	0.067900
Short High-Yield	SHYD	12/04/2018	12/03/2018	12/07/2018	0.000639	0.066061	0.066700
Short High-Yield	SHYD	12/28/2018	12/27/2018	01/03/2019	0.000656	0.067844	0.068500
Short High-Yield	SHYD	02/01/2019	02/04/2019	02/07/2019	0.000391	0.063109	0.063500
Short High-Yield	SHYD	03/01/2019	03/04/2019	03/07/2019	0.000369	0.059531	0.059900
Short High-Yield	SHYD	04/01/2019	04/02/2019	04/05/2019	0.000421	0.067879	0.068300
Short High-Yield Total					$0.007146	$0.761754	$0.768900

CEF Municipal	XMPT	05/02/2018	05/01/2018	05/07/2018	$0.000471	$0.102429	$0.102900
CEF Municipal	XMPT	06/04/2018	06/01/2018	06/07/2018	0.001728	0.098772	0.100500
CEF Municipal	XMPT	07/03/2018	07/02/2018	07/09/2018	0.001658	0.094742	0.096400
CEF Municipal	XMPT	08/02/2018	08/01/2018	08/07/2018	0.001697	0.097003	0.098700
CEF Municipal	XMPT	09/05/2018	09/04/2018	09/10/2018	0.001675	0.095725	0.097400
CEF Municipal	XMPT	10/02/2018	10/01/2018	10/05/2018	0.001670	0.095430	0.097100
CEF Municipal	XMPT	11/02/2018	11/01/2018	11/07/2018	0.001690	0.096610	0.098300
CEF Municipal	XMPT	12/04/2018	12/03/2018	12/07/2018	0.001642	0.093858	0.095500
CEF Municipal	XMPT	12/28/2018	12/27/2018	01/03/2019	0.001833	0.104767	0.106600
CEF Municipal	XMPT	02/01/2019	02/04/2019	02/07/2019	0.000322	0.090578	0.090900
CEF Municipal	XMPT	03/01/2019	03/04/2019	03/07/2019	0.000301	0.084699	0.085000
CEF Municipal	XMPT	04/01/2019	04/02/2019	04/05/2019	0.000311	0.087689	0.088000
CEF Municipal Total					$0.014998	$1.142302	$1.157300

(b) The Board of Trustees approved a 1 for 2 reverse share split for High-Yield and on October 26, 2018 shares began trading on a split-adjusted basis. The distributions indicated in this table have not been adjusted for the reverse share split.

165

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

April 30, 2019 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years

David H. Chow, 1957*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/ strategy consulting firm and Registered Investment Adviser), March 1999 to present.	56	Director, Forward Management LLC and Audit Committee Chairman, May 2008 to June 2015; Trustee, Berea College of Kentucky, May 2009 to present and currently Chairman of the Investment Committee; Member of the Governing Council of the Independent Directors Council, October 2012 to present; President, July 2013 to June 2015, and Board Member of the CFA Society of Stamford, July 2009 to present; Trustee, MainStay Fund Complex[4] , January 2016 to present and currently Chairman of the Risk and Compliance Committee.

R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present	67	Chairman and Independent Director, EULAV Asset Management, January 2011 to present; Independent Director, Tremont offshore funds, June 2009 to July 2016; Director, Kenyon Review.

Peter J. Sidebottom, 1962*†	Trustee	Since 2012	Lead Partner, North America Banking and Capital Markets Strategy, Accenture, May 2017 to present; Partner, PWC/Strategy & Financial Services Advisory, February 2015 to March 2017; Founder and Board Member, AspenWoods Risk Solutions, September 2013 to February 2016; Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	56	Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to 2009; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member, NJ-CAN, July 2014 to 2016.

Richard D. Stamberger, 1959*†	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	67	Director, Food and Friends, Inc., 2013 to present.

[1]	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
[4]	The MainStay Fund Complex consists of MainStay Funds, MainStay Funds Trust, MainStay VP Funds Trust and MainStay MacKay Defined Term Municipal Opportunities Fund.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
166

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years

Interested Trustee:

Jan F. van Eck, 1963[4]	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director, President, Chief Executive Officer and Owner of the Adviser, Van Eck Absolute Return Advisers Corporation (VEARA) and Van Eck Securities Corporation (VESC).	56	Director, National Committee on US-China Relations.

[1]	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
[3]	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
[4]	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser, VEARA and VESC.

Officer Information

The Officers of the Trust, their addresses, positions with the Trust, year of birth and principal occupations during the past five years are set forth below.

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
Matthew A. Babinsky, 1983	Assistant Vice President and Assistant Secretary	Since 2016	Assistant Vice President, Assistant General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2016); Associate, Clifford Chance US LLP (October 2011 to April 2016); Officer of other investment companies advised by the Adviser and VEARA.

Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President of the Adviser (since 2008); Manager (Portfolio Administration) of the Adviser, September 2005 to October 2008; Officer of other investment companies advised by the Adviser and VEARA.

Charles T. Cameron, 1960	Vice President	Since 2006	Director of Trading (since 1995) and Portfolio Manager (since 1997) of the Adviser; Officer of other investment companies advised by the Adviser and VEARA.

John J. Crimmins, 1957	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of Portfolio Administration of the Adviser, June 2009 to present; Vice President of VESC and VEARA, June 2009 to present; Officer of other investment companies advised by the Adviser and VEARA.

Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of the Adviser (since July 2008); Regional Director (Spain, Portugal, South America and Africa) of Dow Jones Indexes and STOXX Ltd. (May 2001 to July 2008).

Henry Glynn, 1983	Assistant Vice President	Since February 2018	Head of ETF Capital Markets Europe of Van Eck Switzerland AG (since 2017); member of the Capital Markets team at Vanguard Group (September 2013 to October 2016).

F. Michael Gozzillo, 1965	Chief Compliance Officer	Since January 2018	Vice President and Chief Compliance Officer of the Adviser and VEARA (since January 2018) and Chief Compliance Officer of VESC (since October 2018); Chief Compliance Officer, City National Rochdale, LLC and City National Rochdale Funds (December 2012 to January 2018); Officer of other investment companies advised by the Adviser and VEARA.

Nicholas Jackson, 1974	Assistant Vice President	Since February 2018	Vice President, Business Development of VanEck Australia Pty Ltd. (since August 2013); Business Development Manager NSW, Leveraged Equities Limited (October 2006 to July 2013).

Laura I. Martínez, 1980	Vice President and Assistant Secretary	Vice President (Since 2016) and Assistant Secretary (Since 2008)	Vice President (since 2016), Associate General Counsel and Assistant Secretary (since 2008) and Assistant Vice President (2008 to 2016) of the Adviser, VESC and VEARA; Officer of other investment companies advised by the Adviser and VEARA.
167

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

April 30, 2019 (unaudited) (continued)

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
Matthew McKinnon, 1970	Assistant Vice President	Since February 2018	Head of Business Development of Asia Pacific of VanEck Australia Pty Ltd. (since February 2018) and Director, Intermediaries and Institutions (July 2013 to February 2018) of VanEck Australia Pty Ltd.; General Manager, Retail Sales, Equities at Perpetual Limited (December 2006 to May 2012).

Arian Neiron, 1979	Vice President	Since February 2018	Managing Director and Head of Asia Pacific of VanEck Australia Pty Ltd. (since September 2012).

James Parker, 1969	Assistant Treasurer	Since June 2014	Assistant Vice President (since May 2017) and Manager – Portfolio Administration (June 2010 – May 2017) of the Adviser.

Adam Phillips, 1970	Vice President	Since February 2018	VanEck Vectors ETFs’ Chief Operating Officer of the Adviser (since 2012).

Philipp Schlegel, 1974	Vice President	Since 2016	Managing Director of Van Eck Switzerland AG (since 2010).

Jonathan R. Simon, 1974	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President (Since 2016) and Secretary and Chief Legal Officer (Since 2014)	Senior Vice President (since 2016), General Counsel and Secretary (since 2014) and Vice President (2006 to 2016) of the Adviser, VESC and VEARA; Officer of other investment companies advised by the Adviser and VEARA.

[1]	The address for each Officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
[2]	Officers are elected yearly by the Trustees.
168

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q/N-PORT (as applicable). The Trust’s Form N-Qs/N-PORTs (as applicable) are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	MUNIAR

ANNUAL REPORT April 30, 2019

VANECK VECTORS®

BDC Income ETF	BIZD®
ChinaAMC China Bond ETF	CBON®
Emerging Markets Aggregate Bond ETF	EMAG®
Emerging Markets High Yield Bond ETF	HYEM®
Fallen Angel High Yield Bond ETF	ANGL®
Green Bond ETF	GRNB®
International High Yield Bond ETF	IHY®
Investment Grade Floating Rate ETF	FLTR®
J.P. Morgan EM Local Currency Bond ETF	EMLC®
Mortgage REIT Income ETF	MORT®
Preferred Securities ex Financials ETF	PFXF®

800.826.2333	vaneck.com

Certain information contained in this management discussion represents the opinion of the investment adviser which may change at any time. This information is not intended to be a forecast of future events, a guarantee of future results or investment advice. Current market conditions may not continue. The information contained herein regarding each index has been provided by the relevant index provider. Also, unless otherwise specifically noted, any discussion of the Funds’ holdings, the Funds’ performance, and the views of the investment adviser are as of April 30, 2019.

VANECK VECTORS ETFs

April 30, 2019 (unaudited)

Dear Shareholders:

We are pleased to present this annual report.

Investment Outlook

As we write this letter in May 2019, conditions seem good for bond funds. Central banks from China to Europe are “accommodative” and not in a position to raise interest rates, which would hurt bond prices. Furthermore, global growth does not seem to be in a position to heat up. This macro situation should be positive for the income funds included in this annual report.

Getting to this relatively placid environment was a result of a lot of turbulence.

At the beginning of December last year, we were worried about the impact the European Central Bank’s (ECB) and the U.S. Federal Reserve’s (Fed) continued tightening would have on the financial markets. Typically, central bank tightening is unfavorable for financial assets, and markets decelerated going into December. Then, suddenly the Fed signaled it would stop raising rates and reverse on quantitative tightening. This led to a rally in U.S. equities and other asset classes.

The ECB is also now delaying any tightening steps. In early March, the ECB pushed back its timing for increasing interest rates and is expected to stay on hold through the end of 2019. It also announced a program to stimulate bank lending which will provide banks in the euro zone with cheap rates.

Last but not least, China’s “drip stimulus” (as opposed to big infrastructure stimulus program similar to what was implemented after the financial crisis) has been felt in the real economy, with manufacturing Purchasing Manager Index (PMI) ticking positive after March 2019.

Doubtless there are risks to the global economy and financial markets. Concerns around the strength of global economic growth, a persistently strong U.S. dollar, certain country-specific factors, e.g., Iran and Venezuela, and the escalating trade dispute between the U.S. and China continue to hang over the market.

We encourage you to stay in touch with us through the videos, email subscriptions, and research blogs available on our website, www.vaneck.com. Should you have any questions regarding fund performance, please contact us at 800.826.2333 or visit our website.

We sincerely thank you for investing in VanEck’s investment strategies. On the following pages, you will find performance discussions and financial statements for each of the funds for the twelve month period ended April 30, 2019. As always, we value your continued confidence in us and look forward to helping you meet your investment goals in the future.

Jan F. van Eck

Trustee and President

VanEck Vectors ETF Trust

May 23, 2019

Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the Funds carefully before investing. To obtain a prospectus and summary prospectus, which contain this and other information, call 800.826.2333 or visit vaneck.com. Please read the prospectus and summary prospectus carefully before investing.

1

VANECK INCOME ETFs

(unaudited) (continued)

MARKET REVIEW

CORPORATE BOND

Fallen Angel Bonds

VanEck Vectors Fallen Angel High Yield Bond ETF (the Fund) was the first fallen angel ETF to be launched, and is now the largest. Fallen angel high yield bonds provide a distinct value proposition that sets them apart from the broad high yield market. Differentiated sector exposure, price appreciation, and a higher quality focus have provided long-term outperformance. Since the fund’s index launched in December 2003, fallen angel high yield bonds have outperformed the broader U.S. high yield market by over 200 basis points annually.1 The rate of default in this segment has averaged 2.3% historically, below the 3.5% average for U.S. bonds originally issued as high yield bonds.2

Basic materials and technology were the two best performing sectors for the Fund which gained 5.04% during the period under review. The industrial and utilities sectors detracted the most to total return.

Bonds issued by Freeport-McMoRan, Inc. (7.0% of fund net assets†), Xerox Corporation (3.8% of fund net assets†), and Alcoa Corporation (sold during the period), were the top contributors to performance over the period, while bonds issued by Weatherford International Ltd. (1.7% of fund net assets†), Telecom Italia Capital S.A. (3.6% of fund net assets†), and J.C. Penney Company, Inc. (sold during the period), detracted the most.

Investment Grade Floating Rate Notes

Floating rate notes (FRNs) are investment grade-rated corporate (financial and non-financial) debt issues with variable coupons that reset to current interest rates, based on a particular benchmark. The coupons on these securities fluctuate with that benchmark, resulting in almost no price sensitivity to changes in interest rates. In addition, as short-term interest rates rise, portfolio securities reset to higher yields. This was seen over the last 12 months as three month LIBOR rates rose 21 basis points overall to 2.58% by April 30, 2019, which helped to drive the VanEck Vectors Investment Grade Floating Rate ETF’s positive return of 2.71%.

Bonds issued by Goldman Sachs Group, Inc. (7.8% of fund net assets†), Morgan Stanley (6.1% of fund net assets†), and Bank of America Corporation (5.1% of fund net assets†) were the top contributors to performance over the period, while bonds issued by General Electric Capital Corporation (0.8% of fund net assets†) were the greatest detractors.

EQUITY INCOME

Business Development Companies (BDCs)

BDCs typically lend to, and invest in, small privately held companies. The VanEck Vectors BDC Income ETF, with a positive return of 13.27% for the 12 month period, performed nearly in line with the broad U.S. equity markets, as measured by the S&P 500® Index, which returned 13.49%,3 but also deviated therefrom at various times throughout the year. The fund weathered the U.S. market sell-off in the fourth quarter of 2018 and followed it with an impressive start to 2019. A significant factor influencing the fund throughout the period was the merger of FS Investment Corporation and Corporate Capital Trust into FS KKR Capital Corporation (8.7% of fund net assets†), in December of 2018, resulting in it becoming one of the largest publicly traded BDCs in the market.4

FS Investment Corporation and Corporate Capital Trust both detracted from fund performance beginning in August through the closing of the merger. FS KKR Capital Corporation then began to recover in January 2019, but was unable to pare losses for the period. With few exceptions, including the aforementioned BDCs involved in the merger, larger capitalization companies contributed the most to fund returns. As a whole, BDCs have recently traded at a discount to their net asset value due generally to credit concerns in these late stages of the credit cycle, although some discounts have narrowed since the beginning of 2019.5

Mortgage REITs

Mortgage REITs (mREITs) borrow at short-term rates and lend at long-term rates, potentially profiting from the spread. As such, they can be affected by yield curve movements. The yield curve flattened throughout the year ending April 30, 2019, which caused concern for some segments of the residential mREIT market. Commercial mREITs, which tend to feature more credit risk than residential mREITs, outperformed residential mREIT in the

2

first quarter through the risk-on equity market rally and finished as the top contributing segment to the VanEck Vectors Mortgage REIT Income ETF’s performance, a positive return of 12.00% for the 12 month period. While most fund constituents contributed positively to performance for the period, several residential mREITs struggled, posting negative returns. iStar, Inc. (sold during the period) detracted most from fund performance and was removed from the portfolio in March 2019.

Preferred Securities ex Financials

Preferred securities are considered hybrid securities because they have features of both debt and equity securities. Historically, a company’s preferred securities have offered higher yields than either its common stock or its senior debt. By seeking to track the Wells Fargo® Hybrid and Preferred Securities ex Financials Index, the VanEck Vectors Preferred Securities ex Financials ETF excludes traditional financial companies which have been more volatile than other sectors historically. Over the 12 month period ending April 30, 2019, electric utilities, real estate investment trusts, and telecommunications preferred securities contributed most to the fund’s positive (7.90%) performance, while oil and gas, and chemical, preferred securities detracted from performance.

INTERNATIONAL BOND

China Onshore Bonds

Once closed to foreign investors, China is home to the largest bond market among the emerging economies. The size of the market is now approximately $12.4 trillion.6 While it has increased in sheer size, a diverse array of bond categories spanning the yield curve has also evolved. Issuers include central and local governments, policy banks, state-owned enterprises, and listed/non-listed corporations.

Although returns were positive in local currency, the weakness of the Chinese yuan over the period detracted from overall returns, with the currency depreciating more than 6% over the period against the U.S. dollar. Only one sector, energy, contributed positively to performance of the VanEck Vectors ChinaAMC China Bond ETF, which declined 1.98% over the 12 month period ending April 30, 2019, and then only minimally. Financial sector bonds detracted the most from performance, followed by industrial sector bonds.

Emerging Markets Local Currency Bonds

Emerging markets governments issue bonds denominated in their own currencies, which can provide yield enhancement and diversification opportunities for investors. These include bonds from countries in Africa, Latin America, Eastern Europe, the Middle East, and Asia.

Concerns around the strength of global economic growth, a persistently strong U.S. dollar, certain country-specific factors, and the continuing trade dispute between the U.S. and China negatively impacted the emerging markets debt market and the VanEck Vectors J.P. Morgan EM Local Currency Bond ETF, which lost 6.05% over the 12 month period. Overall, interest rates in emerging markets economies remain attractive relative to developed markets both in nominal and real (after adjusting for inflation) terms, and emerging markets currencies may, in our opinion, be undervalued against the U.S. dollar relative to historical values.

Over the period, negative returns from currency depreciation were more than enough to offset positive returns from local interest rates. While bonds denominated in Mexican peso, Thai baht and Philippines peso contributed most to the fund’s total return, bonds denominated in Argentinian peso, Turkish lira, and South African rand were the greatest detractors from performance.

Emerging Markets Aggregate Bonds

The diverse universe of emerging markets bonds includes sovereign and corporate bonds denominated in U.S. dollars, euros, or local emerging markets currencies.

In terms of currency, U.S. dollar-denominated bonds had the greatest positive contribution to the performance of the VanEck Vectors Emerging Markets Aggregate Bond ETF, which returned 1.91% overall over the 12 month period. The next greatest contributions came from Mexican peso- and Malaysian ringgit-denominated bonds. Euro-, Turkish lira-, and South African rand-denominated bonds were the greatest detractors from total return. Government, energy sector, and financial sector bonds contributed the most to total return, while bonds of issuers in the communications sector detracted.

3

VANECK INCOME ETFs

(unaudited) (continued)

Emerging Markets High Yield Bonds

Emerging markets high yield corporate bonds offer investors exposure to corporations, quasi-sovereign, and agency issuers from emerging markets countries.

The VanEck Vectors Emerging Markets High Yield Bond ETF gained 3.93% over the 12 month period. Bonds of Chinese, Russian, and Brazilian issuers were the greatest contributors to the fund’s total return in terms of country of risk, while issuers from Argentina, Jamaica and Trinidad and Tobago were the greatest detractors. Financial sector bonds provided the greatest contribution to total return, while bonds issued by government-related issuers detracted the most.

International High Yield Bonds

Non-U.S. high yield bonds have continued to provide an opportunity to diversify not only geographically, but also in terms of currency, with bonds denominated, for example, in euros, sterling, and Canadian dollars, as well as U.S. dollars.

Over the period, the VanEck Vectors International High Yield Bond ETF had a positive return of 2.08%. From a sector perspective, bonds of financial, energy, and communications issuers provided the largest contributions to total return, while consumer cyclical and industrial bonds detracted the most from performance. From a currency perspective, U.S. dollar-denominated bonds contributed positively to the fund’s total return, while euro-and sterling-denominated bonds detracted. Brazilian, Chinese and Canadian issuers provided the greatest positive contribution to total return in terms of country of risk, while Italian, Spanish, and Jamaican issuers detracted the most from performance.

Green Bonds

Green bonds are issued to finance projects with a positive environmental impact, and in the vast majority of cases, are backed by the issuer’s full balance sheet (rather than the projects financed). The green bond market has grown tremendously since 2013, and has also become more diverse as new types of issuers have entered the market.

Overall, the VanEck Vectors Green Bond ETF had a negative return of 1.25% for the year, due primarily to negative currency returns. Bonds denominated in U.S. dollars contributed the most positively to total return during the period and bonds denominated in euros detracted the most from performance. From a country of risk perspective, U.S., Brazilian, and Indian issuers contributed most to total return, while bonds issued by German, French, and Dutch issuers were the largest detractors from performance. Government-, technology-, and basic materials-related bonds made the greatest positive contributions to returns, while financial, utilities, and industrial bonds detracted the most from performance.

Returns based on funds’ net asset values (NAVs).

†	All Fund assets referenced are Total Net Assets as of April 30, 2019, unless otherwise stated.

All indices listed are unmanaged indices and include the reinvestment of dividends, but do not reflect the payment of transaction costs, advisory fees or expenses that are associated with an investment in the fund. Certain indices may take into account withholding taxes. An index’s performance is not illustrative of the fund’s performance. Indices are not securities in which investments can be made.

[1]	Source: Morningstar. Reflects the performance of the ICE BofAML US Fallen Angel High Yield Index and the ICE BofAML US High Yield Index from 12/15/2003 to 4/30/2019.
[2]	Source: ICE Data Services. Based on annual default rates of the ICE BofAML US Fallen Angel Index and the ICE BofAML US Original Issue High Yield Index from 1999 through 2018.
[3]	S&P 500® Index consists of 500 widely held common stocks covering in the leading industries of the U.S. economy.
[4]	PR Newswire: FS/KKR Announces Closing of Merger of FS Investment Corporation and Corporate Capital Trust, December 19, 2018, https://www.prnewswire.com/news-releases/fskkr-announces-closing-of-merger-of-fs-investment-corporation-and-corporate-capital-trust-300768935.html
[5]	JP Morgan Securities: BDCs: An Industry Primer, April 29, 2019
[6]	The Bank for International Settlements: Debt securities statistics, http://www.bis.org/statistics/secstats.htm. Data as at September 30, 2018.
4

VANECK VECTORS BDC INCOME ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
Total Return	Share Price	NAV	MVBIZDTG[1]	Share Price	NAV	MVBIZDTG[1]
One Year	13.46%	13.27%	13.43%	13.46%	13.27%	13.43%
Five Year	5.30%	5.32%	5.38%	29.49%	29.60%	29.97%
Life*	5.39%	5.37%	5.50%	38.57%	38.43%	39.47%

*	Commencement of Fund: 2/11/13; First Day of Secondary Market Trading: 2/12/13.

[1]	MVIS® US Business Development Companies Index (MVBIZDTG) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of BDCs. To be eligible for the BDC Index and qualify as a BDC, a company must be organized under the laws of, and have its principal place of business in, the United States, be registered with the SEC and have elected to be regulated as a BDC under the 1940 Act.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

5

VANECK VECTORS CHINAAMC CHINA BOND ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
Total Return	Share Price	NAV	CHQU01TR1	Share Price	NAV	CHQU01TR1
One Year	(1.57)%	(1.98)%	(0.50)%	(1.57)%	(1.98)%	(0.50)%
Life*	1.07%	1.10%	2.13%	4.89%	5.02%	9.87%

*	Commencement of Fund: 11/10/14; First Day of Secondary Market Trading: 11/11/14.

[1]	ChinaBond China High Quality Bond Index (CHQU01TR) is comprised of fixed-rate, RMB-denominated bonds issued in the PRC by Chinese credit, governmental and quasi-governmental (e.g., policy banks) issuers. Chinese credit issuers are generally considered to be issuers of central enterprise bonds, local enterprise bonds, medium-term notes, corporate bonds and railway debt. Credit RMB Bonds must have an issuer rating of AAA or equivalent by one or more of the Chinese local rating agencies recognized by the relevant authorities in the PRC to be included in the Index.

As of October 31, 2018, index data for the ChinaBond China High Quality Bond Index (the “Index”) for all periods presented reflect the CHQU01TR stream of the Index which is denominated in USD and converted by the index provider using the “offshore” Renminbi (CNH) exchange rate.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

6

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
Total Return	Share Price	NAV	MVEMAG[1]	Share Price	NAV	MVEMAG[1]
One Year	3.65%	1.91%	2.53%	3.65%	1.91%	2.53%
Five Year	1.89%	1.72%	2.55%	9.80%	8.92%	13.42%
Life*	2.37%	2.32%	3.53%	20.52%	20.09%	31.87%

*	Commencement of Fund: 5/11/11; First Day of Secondary Market Trading: 5/12/11.

[1]	MVIS® EM Aggregate Bond Index (MVEMAG) is comprised of emerging market sovereign bonds and corporate bonds denominated in U.S. dollars, Euros or local emerging market currencies. MVEMAG includes both investment grade and below investment grade rated securities.

Effective December 10, 2013, Market Vectors® LatAm Aggregate Bond ETF (BONO) changed its name to VanEck Vectors Emerging Markets Aggregate Bond ETF (EMAG). The Fund’s investment objective changed to seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® EM Aggregate Bond Index (MVEMAG), from seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the BofA Merrill Lynch Broad Latin America Bond Index (LATS). Performance data prior to December 9, 2013, reflects that of BONO and LATS. Performance data from December 10, 2013, and on, reflects that of EMAG and MVEMAG. All Index history reflects a blend of the performance of the aforementioned Indexes (MVEMAG and LATS). LATS is a trademark of Merrill Lynch, Pierce, Fenner & Smith Incorporation, which neither sponsors nor endorses EMAG and makes no warranty or representation as to the accuracy and/or completeness of this Index.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

7

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
Total Return	Share Price	NAV	EMLH[1]	Share Price	NAV	EMLH[1]
One Year	4.93%	3.93%	4.28%	4.93%	3.93%	4.28%
Five Year	4.41%	4.43%	5.11%	24.08%	24.18%	28.31%
Life*	5.30%	5.24%	5.91%	43.39%	42.80%	49.28%

*	Commencement of Fund: 5/8/12; First Day of Secondary Market Trading: 5/9/12.

[1]	ICE BofAML Diversified High Yield US Emerging Markets Corporate Plus Index (EMLH) is comprised of U.S. dollar denominated bonds issued by non-sovereign emerging market issuers that have a below investment grade rating (in accordance with the Index Provider’s methodology) and that are issued in the major domestic and Eurobond markets.

Index data prior to May 11, 2015 reflects that of the BofA Merrill Lynch High Yield US Emerging Markets Liquid Corporate Plus Index. From May 11, 2015, forward, the index data reflects that of the BofA Merrill Lynch Diversified High Yield US Emerging Markets Corporate Plus Index. All Index history reflects a blend of the performance of the aforementioned Indexes.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

8

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
Total Return	Share Price	NAV	H0FA1	Share Price	NAV	H0FA1
One Year	5.71%	5.04%	5.26%	5.71%	5.04%	5.26%
Five Year	6.92%	6.77%	7.40%	39.73%	38.76%	42.90%
Life*	8.28%	8.23%	9.30%	75.28%	74.71%	87.32%

*	Commencement of Fund: 4/10/12; First Day of Secondary Market Trading: 4/11/12.

[1]	ICE BofAML US Fallen Angel High Yield Index (H0FA) is comprised of below investment grade corporate bonds denominated in U.S. dollars that were rated investment grade at the time of issuance.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

9

VANECK VECTORS GREEN BOND ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
Total Return	Share Price	NAV	SPGRNSLT[1]	Share Price	NAV	SPGRNSLT[1]
One Year	(1.36)%	(1.25)%	(0.79)%	(1.36)%	(1.25)%	(0.79)%
Life*	3.44%	3.35%	4.05%	7.58%	7.37%	8.95%

*	Commencement of Fund: 3/3/17; First Day of Secondary Market Trading: 3/6/17.

[1]	S&P Green Bond Select Index (SPGRNSLT) is comprised of bonds issued for qualified “green” purposes and seeks to measure the performance of green-labeled bonds issued globally. For a bond to be eligible for inclusion in the Index, the issuer of the bond must indicate the bond’s “green” label and the rationale behind it, such as the intended use of proceeds. As an additional filter, the bond must be flagged as “green” by Climate Bonds Initiative (“CBI”) to be eligible for inclusion in the Index.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

10

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
Total Return	Share Price	NAV	HXUS[1]	Share Price	NAV	HXUS[1]
One Year	2.01%	2.08%	2.20%	2.01%	2.08%	2.20%
Five Year	2.47%	2.58%	3.13%	12.99%	13.57%	16.66%
Life*	5.06%	5.10%	5.83%	41.79%	42.19%	49.29%

*	Commencement of Fund: 4/2/12; First Day of Secondary Market Trading: 4/3/12.

[1]	ICE BofAML ex-US Issuers High Yield Constrained Index (HXUS) tracks the performance of below investment grade debt issued by corporations located throughout the world (which may include emerging market countries) excluding the United States denominated in Euros, U.S. dollars, Canadian dollars or pound sterling and issued in the major domestic or eurobond markets.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

11

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
Total Return	Share Price	NAV	MVFLTR[1]	Share Price	NAV	MVFLTR[1]
One Year	2.59%	2.71%	2.89%	2.59%	2.71%	2.89%
Five Year	1.70%	1.70%	2.06%	8.80%	8.81%	10.72%
Life*	1.47%	1.47%	1.89%	12.38%	12.37%	16.14%

*	Commencement of Fund: 4/25/11; First Day of Secondary Market Trading: 4/26/11.

[1]	MVIS® US Investment Grade Floating Rate Index (MVFLTR) is comprised of U.S. dollar-denominated floating rate notes issued by corporate entities or similar commercial entities that are public reporting companies in the United States with at least one investment grade rating.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

12

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
Total Return	Share Price	NAV	GBIEMCOR[1]	Share Price	NAV	GBIEMCOR[1]
One Year	(5.76)%	(6.05)%	(5.69)%	(5.76)%	(6.05)%	(5.69)%
Five Year	(1.51)%	(1.56)%	(0.97)%	(7.34)%	(7.54)%	(4.76)%
Life*	0.51%	0.51%	1.22%	4.54%	4.52%	11.27%

*	Commencement of Fund: 7/22/10; First Day of Secondary Market Trading: 7/23/10.

[1]	J.P. Morgan GBI-EMG Core Index (GBIEMCOR) is designed to track the performance of bonds issued by emerging markets governments and denominated in the local currency of the issuer.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

13

VANECK VECTORS MORTGAGE REIT INCOME ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
Total Return	Share Price	NAV	MVMORTTG[1]	Share Price	NAV	MVMORTTG[1]
One Year	11.93%	12.00%	12.45%	11.93%	12.00%	12.45%
Five Year	8.07%	8.04%	8.48%	47.44%	47.21%	50.22%
Life*	9.42%	9.40%	9.95%	100.14%	99.90%	107.65%

*	Commencement of Fund: 8/16/11; First Day of Secondary Market Trading: 8/17/11.

[1]	MVIS® US Mortgage REITs Index (MVMORTTG) is a rules based, modified capitalization weighted, float adjusted index intended to give investors a means of tracking the overall performance of publicly traded U.S. REITs that derive at least 50% of their revenues (or, where applicable, have at least 50% of their assets) from mortgage-related activity.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

14

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

PERFORMANCE COMPARISON

April 30, 2019 (unaudited)

	Average Annual Total Returns			Cumulative Total Returns
Total Return	Share Price	NAV	WHPSL[1]	Share Price	NAV	WHPSL[1]
One Year	7.56%	7.90%	8.25%	7.56%	7.90%	8.25%
Five Year	4.55%	4.61%	4.55%	24.94%	25.27%	24.92%
Life*	5.44%	5.45%	5.43%	43.29%	43.38%	43.15%

*	Commencement of Fund: 7/16/12; First Day of Secondary Market Trading: 7/17/12.

[1]	Wells Fargo® Hybrid and Preferred Securities ex Financials Index (WHPSL) is designed to track the performance of convertible or exchangeable and non-convertible preferred securities listed on U.S. exchanges.

This chart shows the value of a hypothetical $10,000 investment in the Fund at NAV and at Share Price over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with the Fund’s benchmark.

Hypothetical Growth of $10,000 (Since Inception)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.

See “About Fund Performance” on page 16 for more information.

15

VANECK VECTORS ETF TRUST

ABOUT FUND PERFORMANCE

(unaudited)

The price used to calculate market return (Share Price) is determined by using the closing price listed on its primary listing exchange. Since the shares of each Fund did not trade in the secondary market until after each Fund’s commencement, for the period from commencement to the first day of secondary market trading in shares of each Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns.

The performance data quoted represents past performance. Past performance is not a guarantee of future results. Performance information for each Fund reflects temporary waivers of expenses and/or fees. Had each Fund incurred all expenses, investment returns would have been reduced. These returns do not reflect the deduction of taxes that a shareholder would pay on Fund dividends and distributions or the sale of Fund shares.

Investment return and value of the shares of each Fund will fluctuate so that an investor’s shares, when sold, may be worth more or less than their original cost. Performance may be lower or higher than performance data quoted. Fund returns reflect reinvestment of dividends and capital gains distributions. Performance current to the most recent month-end is available by calling 800.826.2333 or by visiting vaneck.com.

Fund shares are not individually redeemable and will be issued and redeemed at their NAV only through certain authorized broker-dealers in large, specified blocks of shares called “creation units” and otherwise can be bought and sold only through exchange trading. Shares may trade at a premium or discount to their NAV in the secondary market.

The “Net Asset Value” (NAV) of a VanEck Vectors exchange-traded fund (ETF) is determined at the close of each business day, and represents the dollar value of one share of the fund; it is calculated by taking the total assets of the fund, subtracting total liabilities, and dividing by the total number of shares outstanding. The NAV is not necessarily the same as the ETF’s intraday trading value. VanEck Vectors ETF investors should not expect to buy or sell fund shares at NAV.

Index returns assume the reinvestment of all income and do not reflect any management fees or brokerage expenses associated with Fund returns. Certain indices may take into account withholding taxes. Investors cannot invest directly in the Index. Returns for actual Fund investors may differ from what is shown because of differences in timing, the amount invested and fees and expenses.

BDC Index, EM Aggregate Bond Index, Floating Rate Index and Mortgage REITs Index are published by MV Index Solutions GmbH (MVIS), a wholly owned subsidiary of the Adviser, Van Eck Associates Corporation. ChinaBond Index is published by China Central Depository & Clearing Co., Ltd. (China Central Depository). Emerging Markets Core Index and EM Investment Grade Plus Index are published by JPMorgan Securities Inc. (J.P. Morgan). Emerging Markets High Yield Index, Fallen Angel Index and International High Yield Index are published by ICE Data Indices, LLC (formerly known as Merrill Lynch, Pierce, Fenner & Smith Incorporated (“BofAML Merrill Lynch”) prior to 10/23/2017). Green Bond Index is published by S&P Dow Jones Indices (S&P). Preferred Securities Index is published by Wells Fargo & Company, LLC (Wells Fargo).

MVIS, China Central Depository, J.P. Morgan, ICE Data Indices, LLC, S&P, and Wells Fargo do not sponsor, endorse, or promote the Funds and bear no liability with respect to the Funds or any security.

Premium/discount information regarding how often the closing trading price of the Shares of each Fund were above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Fund for each of the four previous calendar quarters and the immediately preceding five years (if applicable) can be found at www.vaneck.com.

16

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited)

Hypothetical $1,000 investment at beginning of period

As a shareholder of a Fund, you incur operating expenses, including management fees and other Fund expenses. This disclosure is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The disclosure is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2018 to April 30, 2019.

Actual Expenses

The first line in the table below provides information about account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

17

VANECK VECTORS ETF TRUST

EXPLANATION OF EXPENSES

(unaudited) (continued)

	Beginning Account Value November 1, 2018	Ending Account Value April 30, 2019	Annualized Expense Ratio During Period	Expenses Paid During the Period* November 1, 2018 – April 30, 2019
BDC Income ETF
Actual	$1,000.00	$1,091.10	0.41%	$2.13
Hypothetical**	$1,000.00	$1,022.76	0.41%	$2.06
ChinaAMC China Bond ETF
Actual	$1,000.00	$1,053.60	0.50%	$2.55
Hypothetical**	$1,000.00	$1,022.32	0.50%	$2.51
Emerging Markets Aggregate Bond ETF
Actual	$1,000.00	$1,064.70	0.35%	$1.79
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
Emerging Markets High Yield Bond ETF
Actual	$1,000.00	$1,059.50	0.40%	$2.04
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
Fallen Angel High Yield Bond ETF
Actual	$1,000.00	$1,051.30	0.35%	$1.78
Hypothetical**	$1,000.00	$1,023.06	0.35%	$1.76
Green Bond ETF
Actual	$1,000.00	$1,031.80	0.30%	$1.51
Hypothetical**	$1,000.00	$1,023.31	0.30%	$1.51
International High Yield Bond ETF
Actual	$1,000.00	$1,054.90	0.40%	$2.04
Hypothetical**	$1,000.00	$1,022.81	0.40%	$2.01
Investment Grade Floating Rate ETF
Actual	$1,000.00	$1,016.60	0.14%	$0.70
Hypothetical**	$1,000.00	$1,024.10	0.14%	$0.70
J.P. Morgan EM Local Currency Bond ETF
Actual	$1,000.00	$1,062.20	0.30%	$1.53
Hypothetical**	$1,000.00	$1,023.31	0.30%	$1.51
Mortgage REIT Income ETF
Actual	$1,000.00	$1,066.20	0.42%	$2.15
Hypothetical**	$1,000.00	$1,022.71	0.42%	$2.11
Preferred Securities ex Financials ETF
Actual	$1,000.00	$1,067.10	0.41%	$2.10
Hypothetical**	$1,000.00	$1,022.76	0.41%	$2.06

*	Expenses are equal to the Fund’s annualized expense ratio (for the six months ended April 30, 2019) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year divided by the number of days in the fiscal year (to reflect the one-half year period).

**	Assumes annual return of 5% before expenses
18

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Number of Shares		Value

COMMON STOCKS: 99.9%
Diversified Financials: 23.1%
276,222	Bain Capital Specialty Finance, Inc. †	$5,593,496
301,786	Barings BDC, Inc. †	2,999,753
478,036	BlackRock TCP Capital Corp.	6,931,522
196,880	Fidus Investment Corp.	3,091,016
155,365	Newtek Business Services Corp. †	3,250,236
951,483	Oaktree Specialty Lending Corp.	5,023,830
412,365	Oxford Square Capital Corp.	2,659,754
507,030	TCG BDC, Inc. †	7,585,169
386,181	TPG Specialty Lending, Inc.	7,835,612
199,431	TriplePoint Venture Growth BDC Corp.	2,784,057
		47,754,445
Investment Companies: 76.8%
526,890	Apollo Investment Corp.	8,235,291
2,328,947	Ares Capital Corp.	41,921,046
595,698	BlackRock Kelso Capital Corp.	3,705,242
3,454,704	FS KKR Capital Corp.	21,868,276
246,672	Gladstone Capital Corp. †	2,343,384
284,040	Gladstone Investment Corp. †	3,556,181
292,712	Goldman Sachs BDC, Inc.	6,059,138
503,579	Golub Capital BDC, Inc. †	9,280,961
758,004	Hercules Technology Growth Capital, Inc.	9,846,472
406,722	Main Street Capital Corp. †	16,053,317
577,622	New Mountain Finance Corp.	8,121,365
335,526	PennantPark Floating Rate Capital Ltd. †	4,425,588
588,700	PennantPark Investment Corp.	4,203,318
2,025,717	Prospect Capital Corp. †	13,673,590
256,003	Solar Capital Ltd.	5,483,584
		158,776,753
Total Common Stocks (Cost: $213,378,768)		206,531,198
MONEY MARKET FUND: 0.0% (Cost: $80,323)
80,323	Dreyfus Government Cash Management Fund – Institutional Shares	80,323
Total Investments Before Collateral for Securities Loaned: 99.9% (Cost: $213,459,091)		206,611,521
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 21.7%
Repurchase Agreements: 21.7%
$10,649,040	Repurchase agreement dated 4/30/19 with Citigroup Global Markets, Inc. , 2.77%, due 5/1/19, proceeds $10,649,859; (collateralized by various U.S. government and agency obligations, 1.25% to 8.50%, due 5/25/19 to 4/20/69, valued at $10,862,021 including accrued interest)	$10,649,040
10,649,040	Repurchase agreement dated 4/30/19 with Daiwa Capital Markets America, Inc., 2.78%, due 5/1/19, proceeds $10,649,862; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/14/19 to 9/9/49, valued at $10,862,021 including accrued interest)	10,649,040
10,649,040	Repurchase agreement dated 4/30/19 with HSBC Securities USA, Inc., 2.76%, due 5/1/19, proceeds $10,649,856; (collateralized by various U.S. government and agency obligations, 3.00% to 5.00%, due 3/1/30 to 12/1/48, valued at $10,862,021 including accrued interest)	10,649,040
10,649,040	Repurchase agreement dated 4/30/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.77%, due 5/1/19, proceeds $10,649,859; (collateralized by various U.S. government and agency obligations, 2.50% to 4.50%, due 5/1/30 to 5/1/49, valued at $10,862,021 including accrued interest)	10,649,040
2,238,978	Repurchase agreement dated 4/30/19 with Mizuho Securities USA, Inc. , 2.72%, due 5/1/19, proceeds $2,239,147; (collateralized by various U.S. government and agency obligations, 0.00% to 2.88%, due 5/28/19 to 11/15/46, valued at $2,283,759 including accrued interest)	2,238,978
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $44,835,138)		44,835,138
Total Investments: 121.6% (Cost: $258,294,229)		251,446,659
Liabilities in excess of other assets: (21.6)%		(44,631,671)
NET ASSETS: 100.0%		$206,814,988

See Notes to Financial Statements

19

VANECK VECTORS BDC INCOME ETF

SCHEDULE OF INVESTMENTS

(continued)

Footnotes:
†	Security fully or partially on loan. Total market value of securities on loan is $43,463,478.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financial	100.0%	$206,531,198
Money Market Fund	0.0	80,323
	100.0%	$206,611,521

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$206,531,198	$—	$—	$206,531,198
Money Market Fund	80,323	—	—	80,323
Repurchase Agreements	—	44,835,138	—	44,835,138
Total	$206,611,521	$44,835,138	$—	$251,446,659

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

20

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal Amount			Value

CORPORATE BONDS: 72.5%
Consumer, Cyclical: 6.2%
CNY	1,400,000	China South Industries Group Co. Ltd 3.20%, 04/19/20 (p)	$207,450
	500,000	Sinochem International Corp. 3.61%, 06/06/21	73,761
			281,211
Consumer, Non-cyclical: 7.0%
	1,135,000	Jiangxi Ganyue Expressway Co. Ltd. 5.15%, 04/19/23	172,958
	1,000,000	Port of Dalian Corp. 3.94%, 11/26/20	148,344
			321,302
Energy: 7.3%
	1,200,000	China Petroleum & Chemical Corp. 4.90%, 06/01/22	183,302
	1,000,000	Jizhong Energy Resources Co. Ltd. 5.40%, 03/23/21 (p)	152,379
			335,681
Financial: 39.1%
	3,600,000	China Development Bank Corp. 3.91%, 04/06/22	541,435
		China Fortune Land Development Co. Ltd.
	1,000,000	5.10%, 10/22/20 (p)	148,106
	1,000,000	7.00%, 03/03/21 (p)	152,422
	1,000,000	China Merchants Securities Co. Ltd. 5.08%, 05/26/25	153,617
	1,000,000	China Overseas Property Group Co. Ltd. 3.85%, 11/19/20 (p)	148,824
	809,000	China Securities Co. Ltd. 3.14%, 05/20/19 (c) (p)	120,011
	1,000,000	Dalian Wanda Commercial Management Group Co. Ltd. 3.95%, 05/06/21 (p)	149,502
	900,000	Guangzhou R&F Properties Co. Ltd. 7.00%, 01/22/21 (p)	136,903
	1,000,000	Guangzhou Yue Xiu Holdings Ltd. 5.20%, 02/28/20 (p)	150,327
	600,000	Poly Real Estate Group Co. Ltd. 4.00%, 01/15/21 (p)	89,390
			1,790,537
Principal Amount			Value

Industrial: 12.9%
CNY	1,248,200	China Railway Corp. 4.63%, 08/25/21	$188,851
	500,000	Hubei Provincial Communications Investment Co. Ltd. 6.68%, 03/27/24 (p)	80,966
	1,000,000	Power Construction Corp. of China Ltd. 5.20%, 10/29/22	153,100
	1,080,000	Tianjin Infrastructure Construction & Investment Group Co. Ltd. 5.70%, 02/26/23 #	164,877
			587,794
Total Corporate Bonds (Cost: $3,396,542)			3,316,525
FOREIGN GOVERNMENT OBLIGATIONS: 23.9%
Government: 23.9%
		China Government Bonds
	500,000	3.27%, 08/22/46	65,766
	5,347,000	3.40%, 04/17/23	795,993
	1,541,000	4.26%, 07/31/21	233,957
Total Foreign Debt Obligations (Cost: $1,172,228)			1,095,716
Total Investments Before Collateral for Securities Loaned: 96.4% (Cost: $4,568,770)			4,412,241
Total Investments: 96.4% (Cost: $4,568,770)			4,412,241
Other assets less liabilities: 3.6%			164,759
NET ASSETS: 100.0%			$4,577,000

See Notes to Financial Statements

21

VANECK VECTORS CHINAAMC CHINA BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Definitions:

CNY	Chinese Yuan

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $164,877 which represents 3.6% of net assets.

Summary of Investments by Sector	% of Investments	Value
Consumer, Cyclical	6.4%	$281,211
Consumer, Non-cyclical	7.3	321,302
Energy	7.6	335,681
Financial	40.6	1,790,537
Government	24.8	1,095,716
Industrial	13.3	587,794
	100.0%	$4,412,241

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$3,316,525	$—	$3,316,525
Foreign Government Obligations*	—	1,095,716	—	1,095,716
Total	$—	$4,412,241	$—	$4,412,241

*	See Schedule of Investments for industry sector breakouts.

See Notes to Financial Statements

22

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal Amount			Value

CORPORATE BONDS: 32.9%
Argentina: 0.2%
USD	25,000	YPF SA Reg S 8.50%, 07/28/25	$22,969
Austria: 0.4%
	64,000	JBS Investments GmbH Reg S 6.25%, 05/30/19 (c)	65,200
Bermuda: 0.9%
	100,427	Digicel Group Two Ltd. 144A 9.13% 05/31/19 (c)	32,639
	100,000	Ooredoo International Finance Ltd. Reg S 3.25%, 02/21/23	100,066
			132,705
Brazil: 0.7%
		Banco do Brasil SA Reg S
	50,000	5.88%, 01/26/22	52,351
	50,000	8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (c)	53,423
			105,774
British Virgin Islands: 2.9%
	100,000	China Cinda Finance I Ltd. Reg S 4.25%, 04/23/25	101,758
	57,000	CNOOC Finance Ltd. Reg S 3.88%, 05/02/22	58,285
	50,000	Gerdau Trade, Inc. Reg S 5.75%, 01/30/21	52,163
	200,000	Huarong Finance II Co Ltd. Reg S 5.50%, 01/16/25	213,149
			425,355
Canada: 0.4%
	50,000	First Quantum Minerals Ltd. 144A 7.50%, 04/01/20 (c) †	48,500
	12,000	First Quantum Minerals Ltd. Reg S 7.00%, 05/30/19 (c)	12,248
			60,748
Cayman Islands: 5.3%
	100,000	Alibaba Group Holding Ltd. 144A 3.60%, 08/28/24 (c)	102,265
	75,000	CK Hutchison International 17 Ltd. Reg S 2.88%, 04/05/22	74,638
	50,000	Comunicaciones Celulares SA Reg S 6.88%, 05/30/19 (c)	51,906
	75,000	Hutchison Whampoa International 11 Ltd. Reg S 4.63%, 01/13/22	78,101
	100,000	Saudi Electricity Global Sukuk Co. 2 144A 3.47%, 04/08/23	100,750
	200,000	Swire Pacific MTN Financing Ltd. Reg S 4.50%, 10/09/23	211,257
		Vale Overseas Ltd.
	60,000	4.38%, 01/11/22	61,557
	75,000	6.88%, 11/21/36	87,305
			767,779
Principal Amount			Value

China / Hong Kong: 0.7%
USD	100,000	Bank of China Ltd. Reg S 5.00%, 11/13/24	$105,928
Colombia: 0.9%
	100,000	Bancolombia SA 4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	101,750
	110,857,000	Empresas Públicas de Medellín ESP Reg S 8.38%, 02/01/21	35,028
			136,778
Curacao: 0.1%
	10,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	9,357
Czech Republic: 0.4%
EUR	50,000	CEZ AS Reg S 4.50%, 06/29/20	58,991
France: 0.4%
	50,000	mFinance France SA Reg S 2.00%, 11/26/21	58,319
India: 0.9%
USD	28,000	ICICI Bank Ltd. Reg S 5.75%, 11/16/20	29,031
	100,000	State Bank of India/London 144A 4.88%, 04/17/24	105,066
			134,097
Indonesia: 1.2%
	70,000	Pertamina Persero PT 144A 4.30%, 05/20/23 †	71,993
	100,000	Perusahaan Listrik Negara PT Reg S 4.13%, 05/15/27	98,705
			170,698
Luxembourg: 2.1%
		Gaz Capital SA Reg S
	100,000	6.51%, 03/07/22	107,738
	60,000	8.63%, 04/28/34 (p)	79,068
	100,000	Gazprom OAO Via Gaz Capital SA Reg S 7.29%, 08/16/37	119,914
			306,720
Malaysia: 0.8%
	100,000	Petronas Capital Ltd. Reg S 7.88%, 05/22/22	113,874
Mexico: 4.0%
	125,000	America Movil SAB de CV 6.13%, 03/30/40	156,133
	50,000	Comision Federal de Electricidad Reg S 4.88%, 01/15/24	51,751
		Petróleos Mexicanos
	50,000	5.50%, 01/21/21	51,063
	75,000	6.50%, 03/13/27	76,155
	64,000	6.63%, 06/15/38	59,617
	50,000	6.75%, 09/21/47	46,175
	110,000	Petróleos Mexicanos Reg S 5.50%, 02/24/25	136,219
			577,113

See Notes to Financial Statements

23

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Netherlands: 4.4%
USD	100,000	Lukoil International Finance BV Reg S 6.66%, 06/07/22	$108,626
	75,000	MDC-GMTN BV Reg S 5.50%, 03/01/22	79,875
	50,000	Metinvest BV 144A 7.75%, 01/23/23 (c)	49,121
		Petrobras Global Finance BV
	12,000	4.38%, 05/20/23	12,114
EUR	100,000	4.75%, 01/14/25	124,372
USD	50,000	6.00%, 01/27/28	51,285
	60,000	6.75%, 01/27/41	61,298
EUR	100,000	Teva Pharmaceutical Finance Netherlands II BV Reg S 1.13%, 10/15/24	101,129
		Teva Pharmaceutical Finance Netherlands III BV
USD	20,000	2.20%, 07/21/21	19,225
	20,000	2.80%, 07/21/23	18,207
	20,000	3.15%, 10/01/26	16,793
			642,045
Peru: 0.9%
	125,000	Banco de Credito del Peru Reg S 4.25%, 04/01/23	129,687
Turkey: 1.0%
	50,000	Turkiye Garanti Bankasi AS Reg S 5.25%, 09/13/22	46,879
	100,000	Yapi ve Kredi Bankasi AS 144A 6.10%, 03/16/23	91,589
			138,468
United Arab Emirates: 1.7%
	100,000	DP World Ltd. Reg S 6.85%, 07/02/37	122,005
EUR	100,000	Emirates Telecommunications Group Co. PJSC Reg S 2.75%, 06/18/26	125,054
			247,059
United Kingdom: 1.9%
		Anglo American Capital Plc Reg S
USD	50,000	3.63%, 09/11/24	49,928
	50,000	4.75%, 04/10/27	51,760
	50,000	AngloGold Ashanti Holdings Plc 5.13%, 08/01/22	51,954
	25,000	DTEK Finance Plc 10.75% 05/31/19 (c)	24,494
	100,000	Vedanta Resources Plc Reg S 6.38%, 07/30/22	97,925
			276,061
United States: 0.7%
	100,000	DAE Funding LLC Reg S 5.00%, 08/01/20 (c)	103,250
Total Corporate Bonds (Cost: $4,712,401)			4,788,975
Principal Amount			Value

FOREIGN GOVERNMENT OBLIGATIONS: 65.6%
Angola: 0.4%
USD	50,000	Angolan Government International Bonds 144A 8.25%, 05/09/28	$52,468
Argentina: 0.5%
EUR	120,000	Provincia de Buenos Aires Reg S 4.00%, 05/15/35 (s)	77,279
Bahrain: 0.8%
		Bahrain Government International Bonds 144A
USD	64,000	6.13%, 08/01/23	66,865
	50,000	6.75%, 09/20/29	53,156
			120,021
Brazil: 4.5%
		Brazil Government International Bonds
	25,000	4.25%, 01/07/25 †	25,334
	20,000	4.88%, 01/22/21	20,640
	50,000	7.13%, 01/20/37	58,687
		Brazil Letras do Tesouro Nacional
BRL	470,000	0.00% 07/01/20 ^	110,298
	220,000	0.00% 07/01/21 ^	47,619
	200,000	0.00% 01/01/22 ^	41,425
	130,000	0.00% 07/01/22 ^	25,761
		Brazil Notas do Tesouro Nacional, Series F
	305,000	10.00%, 01/01/21	80,473
	395,000	10.00%, 01/01/23	105,547
	250,000	10.00%, 01/01/25	67,081
	230,000	10.00%, 01/01/27	61,727
	55,000	10.00%, 01/01/29	14,817
			659,409
Cayman Islands: 0.7%
		KSA Sukuk Ltd. 144A
USD	50,000	2.89%, 04/20/22	49,949
	50,000	3.63%, 04/20/27	50,429
			100,378
Chile: 3.1%
		Bonos de la Tesoreria de la Republica de Chile
CLP	5,000,000	4.50%, 03/01/21	7,515
	30,000,000	4.50%, 03/01/26	45,676
	25,000,000	5.00%, 03/01/35	40,163
	20,000,000	6.00%, 01/01/43	37,028
USD	100,000	Chile Government International Bonds 3.13%, 03/27/25	101,150
EUR	100,000	Corp. Nacional del Cobre de Chile Reg S 2.25%, 07/09/24	121,077
USD	100,000	Empresa Nacional del Petroleo Reg S 4.75%, 12/06/21	103,195
			455,804

See Notes to Financial Statements

24

Principal Amount			Value

China / Hong Kong: 0.7%
USD	100,000	Export-Import Bank of China Reg S 3.63%, 07/31/24	$102,651
Colombia: 2.5%
		Colombia Government International Bonds
	25,000	4.00%, 11/26/23 (c)	25,769
	50,000	5.00%, 12/15/44 (c)	52,451
	25,000	6.13%, 01/18/41	29,469
		Colombian TES
COP	132,200,000	6.00%, 04/28/28	39,339
	137,500,000	7.00%, 05/04/22	44,530
	158,100,000	7.50%, 08/26/26	52,208
	100,500,000	7.75%, 09/18/30	33,337
	139,400,000	10.00%, 07/24/24	50,904
	86,200,000	11.00%, 07/24/20	28,689
			356,696
Croatia: 0.6%
USD	75,000	Croatia Government International Bonds 144A 6.00%, 01/26/24	84,096
Czech Republic: 1.2%
		Czech Republic Government Bonds
CZK	250,000	0.00%, 02/10/20 ^	10,793
	250,000	0.25%, 02/10/27	9,688
	330,000	2.75%, 07/23/29	15,484
		Czech Republic Government Bonds Reg S
	250,000	0.45%, 10/25/23	10,349
	250,000	0.95%, 05/15/30	9,802
	380,000	1.00%, 06/26/26	15,701
	440,000	2.40%, 09/17/25	19,938
	440,000	2.50%, 08/25/28	20,298
	50,000	Czech Republic International Bonds Reg S 3.88%, 05/24/22	63,043
			175,096
Dominican Republic: 0.5%
		Dominican Republic International Bonds Reg S
USD	25,000	5.95%, 01/25/27	26,438
	25,000	6.85%, 01/27/45	26,875
	21,200	7.50%, 05/06/21	21,974
			75,287
Ecuador: 0.7%
	50,000	Ecuador Government International Bonds 144A 7.95%, 06/20/24	50,875
	50,000	Ecuador Government International Bonds Reg S 7.88%, 01/23/28	48,375
			99,250
Egypt: 0.4%
	50,000	Egypt Government International Bonds 144A 7.50%, 01/31/27	51,663
Principal Amount			Value

El Salvador: 0.2%
USD	30,000	El Salvador Government International Bonds Reg S 7.65%, 06/15/35	$31,163
Hungary: 2.0%
		Hungary Government Bonds
HUF	7,400,000	1.75%, 10/26/22	25,925
	2,600,000	2.50%, 10/27/21	9,356
	5,500,000	3.00%, 06/26/24	19,974
	7,450,000	3.00%, 10/27/27	26,178
	6,520,000	5.50%, 06/24/25	26,642
	6,600,000	6.00%, 11/24/23	27,063
	6,100,000	7.00%, 06/24/22	24,836
	4,830,000	7.50%, 11/12/20	18,606
USD	100,000	Hungary Government International Bonds 6.38%, 03/29/21	106,516
			285,096
Indonesia: 5.5%
		Indonesia Government International Bonds Reg S
	75,000	7.75%, 01/17/38	103,906
	100,000	8.50%, 10/12/35	144,230
		Indonesia Treasury Bonds
IDR	579,000,000	5.63%, 05/15/23	38,490
	712,000,000	6.13%, 05/15/28	44,968
	598,000,000	6.63%, 05/15/33	36,359
	635,000,000	7.00%, 05/15/22	44,584
	696,000,000	7.00%, 05/15/27	46,712
	595,000,000	8.25%, 07/15/21	43,004
	660,000,000	8.25%, 05/15/36	46,379
	840,000,000	8.38%, 03/15/24	61,602
	709,000,000	8.38%, 09/15/26	52,266
	628,000,000	8.38%, 03/15/34	44,676
	268,000,000	8.75%, 05/15/31	19,813
	630,000,000	9.00%, 03/15/29	47,728
	214,000,000	10.50%, 08/15/30	17,824
	66,000,000	11.00%, 11/15/20	4,929
			797,470
Israel: 2.5%
		Israel Government Bonds
ILS	120,000	1.75%, 08/31/25	34,001
	50,000	3.75%, 03/31/24	15,593
	155,000	4.25%, 03/31/23	48,424
	115,000	5.00%, 01/31/20	33,048
	130,000	5.50%, 01/31/22	40,776
	120,000	5.50%, 01/31/42	49,044
	100,000	6.25%, 10/30/26	37,000
		Israel Government International Bonds
USD	50,000	4.00%, 06/30/22	52,103
	50,000	4.50%, 01/30/43	53,916
			363,905
Jamaica: 0.4%
	50,000	Jamaica Government International Bonds 6.75%, 04/28/28	56,125

See Notes to Financial Statements

25

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Kazakhstan: 0.4%
USD	50,000	Kazakhstan Government International Bonds Reg S 5.13%, 07/21/25	$55,244
Kuwait: 0.3%
	40,000	Kuwait International Government Bonds 144A 3.50%, 03/20/27	40,867
Lebanon: 0.9%
	140,000	Lebanon Government International Bonds Reg S 8.25%, 04/12/21	136,144
Malaysia: 4.0%
		Malaysia Government Bonds
MYR	130,000	3.42%, 08/15/22	31,327
	225,000	3.48%, 03/15/23	54,128
	47,000	3.66%, 10/15/20	11,412
	130,000	3.73%, 06/15/28	31,113
	130,000	3.80%, 09/30/22	31,681
	180,000	3.84%, 04/15/33	42,011
	32,000	3.88%, 03/10/22	7,836
	175,000	3.89%, 03/15/27	42,287
	92,000	3.90%, 11/16/27	22,314
	147,000	3.96%, 09/15/25	35,882
	25,000	4.05%, 09/30/21	6,134
	125,000	4.06%, 09/30/24	30,693
	150,000	4.16%, 07/15/21	36,853
	123,000	4.18%, 07/15/24	30,378
	130,000	4.23%, 06/30/31	31,836
	125,000	4.39%, 04/15/26	31,119
	125,000	4.50%, 04/15/30	31,585
	133,000	4.74%, 03/15/46	32,807
	130,000	4.76%, 04/07/37	33,324
			574,720
Mexico: 5.8%
		Mexican Bonos
MXN	664,000	5.75%, 03/05/26	30,730
	1,128,000	6.50%, 06/10/21	57,641
	1,150,000	6.50%, 06/09/22	58,071
	550,000	7.25%, 12/09/21	28,425
	1,190,100	7.50%, 06/03/27	60,389
	546,000	7.75%, 05/29/31	27,627
	477,000	7.75%, 11/23/34	23,747
	762,000	7.75%, 11/13/42	37,097
	936,900	8.00%, 06/11/20	49,289
	906,000	8.00%, 12/07/23	47,742
	520,000	8.50%, 05/31/29	28,007
	620,000	8.50%, 11/18/38	32,751
	1,095,000	10.00%, 12/05/24	62,941
	430,000	10.00%, 11/20/36	25,912
		Mexico Government International Bonds
USD	77,000	4.00%, 10/02/23	79,216
	75,000	4.75%, 03/08/44	73,875
	50,000	5.55%, 01/21/45	54,937
	60,000	6.05%, 01/11/40	68,925
			847,322
Principal Amount			Value

Nigeria: 1.0%
NGN	18,470,000	Nigeria Government Bonds 16.39%, 01/27/22	$53,637
USD	100,000	Nigeria Government International Bonds 144A 6.50%, 11/28/27	98,599
			152,236
Oman: 0.8%
		Oman Government International Bonds 144A
	75,000	5.63%, 01/17/28	71,495
	50,000	6.75%, 01/17/48	45,474
			116,969
Panama: 0.3%
		Panama Government International Bonds
	20,000	3.88%, 12/17/27 (c)	20,748
	19,400	7.13%, 01/29/26	23,731
			44,479
Peru: 1.9%
		Peru Government Bonds
PEN	45,000	5.70%, 08/12/24	14,504
	90,000	6.35%, 08/12/28	29,616
	60,000	6.85%, 02/12/42	20,093
	60,000	6.90%, 08/12/37	20,273
	65,000	6.95%, 08/12/31	22,195
	55,000	8.20%, 08/12/26	20,026
		Peru Government Bonds Reg S 144A
	44,000	5.94%, 02/12/29	14,062
	70,000	6.15%, 08/12/32	22,303
		Peru Government International Bonds
USD	62,000	7.35%, 07/21/25	77,377
	25,000	8.75%, 11/21/33	38,813
			279,262
Philippines: 1.1%
		Philippine Government International Bonds
	50,000	5.00%, 01/13/37	58,995
	25,000	6.38%, 10/23/34	33,107
	25,000	9.50%, 02/02/30	38,511
	25,000	10.63%, 03/16/25	35,470
			166,083
Poland: 3.1%
		Republic of Poland Government Bonds
PLN	145,000	1.50%, 04/25/20	37,907
	180,000	1.75%, 07/25/21	47,152
	160,000	2.25%, 04/25/22	42,252
	70,000	2.50%, 01/25/23	18,600
	175,000	2.50%, 07/25/26	45,312
	175,000	2.50%, 07/25/27	44,585
	130,000	2.75%, 04/25/28	33,513
	130,000	3.25%, 07/25/25	35,275
	135,000	4.00%, 10/25/23	37,935
	110,000	5.25%, 10/25/20	30,270
	100,000	5.75%, 10/25/21	28,676
	120,000	5.75%, 09/23/22	35,176
	50,000	5.75%, 04/25/29	16,299
			452,952

See Notes to Financial Statements

26

Principal Amount			Value

Qatar: 0.9%
USD	100,000	Qatar Government International Bonds Reg S 6.40%, 01/20/40	$130,627
Romania: 1.6%
		Romania Government Bonds
RON	60,000	2.25%, 02/26/20	14,021
	80,000	3.25%, 03/22/21	18,752
	80,000	3.40%, 03/08/22	18,618
	80,000	4.75%, 02/24/25	19,058
	60,000	5.80%, 07/26/27	15,084
	70,000	5.85%, 04/26/23	17,495
	70,000	5.95%, 06/11/21	17,275
		Romania Government International Bonds Reg S
EUR	25,000	2.75%, 10/29/25	30,318
	50,000	4.63%, 09/18/20	59,683
USD	25,000	4.88%, 01/22/24	26,668
			236,972
Russia: 3.4%
		Russian Federal Bonds
RUB	1,400,000	6.40%, 05/27/20	21,477
	700,000	6.50%, 02/28/24	10,308
	270,000	6.90%, 05/23/29	3,873
	2,000,000	7.00%, 12/15/21	30,585
	1,200,000	7.00%, 08/16/23	18,134
	2,000,000	7.05%, 01/19/28	29,315
	2,300,000	7.10%, 10/16/24	34,590
	2,400,000	7.40%, 12/07/22	36,942
	1,930,000	7.50%, 08/18/21	29,884
	2,600,000	7.70%, 03/23/33	38,767
	2,100,000	7.75%, 09/16/26	32,340
	2,080,000	8.15%, 02/03/27	32,768
	1,700,000	8.50%, 09/17/31	27,146
USD	50,000	Russian Federal Bonds 144A 5.00%, 04/29/20	51,016
		Russian Foreign Bonds Reg S
	18,750	7.50%, 03/31/30 (s)	20,946
	45,000	12.75%, 06/24/28 (p)	73,021
			491,112
Saudi Arabia: 0.3%
	50,000	Saudi Government International Bonds 144A 4.50%, 10/26/46	49,454
South Africa: 4.1%
		Republic of South Africa Government Bonds
ZAR	700,000	7.00%, 02/28/31	41,047
	550,000	7.75%, 02/28/23	38,418
	760,000	8.00%, 01/31/30	49,005
	600,000	8.25%, 03/31/32	38,460
	700,000	8.50%, 01/31/37	44,021
	720,000	8.75%, 01/31/44	45,362
	1,175,000	8.75%, 02/28/48	74,198
	550,000	8.88%, 02/28/35	36,118
	320,000	9.00%, 01/31/40	20,807
	1,050,000	10.50%, 12/21/26	81,048
Principal Amount			Value

South Africa: (continued)
		Republic of South Africa Government International Bonds
USD	50,000	4.30%, 10/12/28	$46,719
	75,000	5.88%, 09/16/25	79,220
			594,423
Sri Lanka: 0.6%
		Sri Lanka Government International Bonds 144A
	50,000	5.75%, 04/18/23	49,163
	40,000	6.85%, 11/03/25	40,031
			89,194
Thailand: 3.7%
		Thailand Government Bonds
THB	1,300,000	1.88%, 06/17/22	40,700
	1,300,000	2.00%, 12/17/22	40,778
	1,400,000	2.13%, 12/17/26	43,168
	1,350,000	3.40%, 06/17/36	44,832
	1,593,000	3.63%, 06/16/23	53,033
	1,900,000	3.65%, 12/17/21	62,250
	1,300,000	3.65%, 06/20/31	44,613
	589,000	3.78%, 06/25/32	20,353
	1,250,000	3.85%, 12/12/25	42,929
	1,000,000	4.68%, 06/29/44	39,221
	1,400,000	4.88%, 06/22/29	52,753
	1,400,000	Thailand Government Bonds Reg S 4.26%, 12/12/37	49,814
			534,444
Turkey: 2.7%
		Turkey Government International Bonds
USD	60,000	5.63%, 03/30/21	59,269
	50,000	6.00%, 03/25/27	45,128
	90,000	6.88%, 03/17/36	80,788
TRY	170,000	7.10%, 03/08/23	17,543
USD	80,000	7.38%, 02/05/25	79,312
TRY	170,000	8.00%, 03/12/25	17,144
	100,000	9.20%, 09/22/21	12,857
	130,000	10.50%, 08/11/27	14,155
	215,000	10.60%, 02/11/26	24,491
	100,000	10.70%, 08/17/22	12,262
	130,000	11.00%, 03/02/22	16,456
	110,000	12.40%, 03/08/28	13,360
			392,765
United Arab Emirates: 0.8%
		Abu Dhabi Government International Bonds 144A
USD	50,000	2.50%, 10/11/22	49,567
	65,000	3.13%, 10/11/27	64,724
			114,291
Uruguay: 0.7%
	77,000	Uruguay Government International Bonds 4.50%, 08/14/24	80,465

See Notes to Financial Statements

27

VANECK VECTORS EMERGING MARKETS AGGREGATE BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Uruguay: (continued)
		Uruguay Government International Bonds Reg S
UYU	370,000	8.50%, 03/15/28	$9,139
	300,000	9.88%, 06/20/22	8,599
			98,203
Total Foreign Government Obligations (Cost: $9,867,460)			9,541,620

Number of Shares
MONEY MARKET FUND: 0.0% (Cost: $5,369)
	5,369	Dreyfus Government Cash Management Fund – Institutional Shares	5,369
Total Investments Before Collateral for Securities Loaned: 98.5% (Cost: $14,585,230)			14,335,964
Principal Amount			Value

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.0% (Cost: $143,940)
Repurchase Agreements: 1.0%
USD	143,940	Repurchase agreement dated 4/30/19 with Citigroup Global Markets, Inc., 2.75%, due 5/1/19, proceeds $143,951; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/9/19 to 9/30/21, valued at $146,819 including accrued interest)	$143,940
Total Investments: 99.5% (Cost: $14,729,170)			14,479,904
Other assets less liabilities: 0.5%			77,850
NET ASSETS: 100.0%			$14,557,754

Definitions:
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Sheqel
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $138,627.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,658,179, or 11.4% of net assets.

See Notes to Financial Statements

28

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.9%	$562,461
Communications	4.0	568,063
Consumer, Non-cyclical	2.5	351,916
Diversified	2.5	363,996
Energy	9.2	1,325,259
Financial	8.2	1,168,805
Government	66.6	9,541,620
Industrial	0.7	103,250
Utilities	2.4	345,225
Money Market Fund	0.0	5,369
	100.0%	$14,335,964

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$4,788,975	$—	$4,788,975
Foreign Government Obligations*	—	9,541,620	—	9,541,620
Money Market Fund	5,369	—	—	5,369
Repurchase Agreements	—	143,940	—	143,940
Total	$5,369	$14,474,535	$—	$14,479,904

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

29

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal Amount		Value

CORPORATE BONDS: 92.5%
Argentina: 4.3%
$350,000	Aeropuertos Argentina 2000 SA 144A 6.88%, 02/06/22 (c)	$322,000
550,000	AES Argentina Generacion SA 144A 7.75%, 02/02/21 (c)	440,688
475,000	Agua y Saneamientos Argentinos SA 6.63%, 02/01/21 (c)	304,000
450,000	Arcor SAIC 144A 6.00%, 07/06/20 (c)	423,023
350,000	Banco Macro SA 144A 6.75% (USD Swap Semi 30/360 5 Year+5.46%), 11/04/21 (c)	276,504
450,000	Cablevision SA 144A 6.50%, 06/15/19 (c)	427,500
300,000	Capex SA 6.88%, 05/15/21 (c)	235,875
300,000	Cia General de Combustibles SA 9.50%, 11/07/19 (c)	260,100
400,000	Cia Latinoamericana de Infraestructura & Servicios SA 144A 9.50%, 07/20/20 (c)	274,036
300,000	Generacion Mediterranea SA 9.63%, 07/27/20 (c)	232,503
450,000	Genneia SA 144A 8.75%, 01/20/20 (c)	358,650
300,000	IRSA Propiedades Comerciales SA 144A 8.75%, 03/23/20 (c)	279,000
	Pampa Energia SA 144A
400,000	7.38%, 07/21/20 (c) †	362,000
700,000	7.50%, 01/24/22 (c)	596,750
470,000	Pan American Energy LLC 7.88%, 05/07/21	468,825
550,000	Rio Energy SA / UGEN SA / UENSA SA 6.88%, 02/01/22 (c)	360,250
500,000	Tecpetrol SA 144A 4.88%, 12/12/20 (c)	451,875
500,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/22 (c)	455,000
	YPF SA 144A
930,000	6.95%, 07/21/27	794,173
675,000	7.00%, 06/15/47 (c)	525,656
950,000	8.50%, 03/23/21 †	931,427
1,300,000	8.50%, 07/28/25	1,194,375
1,200,000	8.75%, 04/04/24 †	1,156,200
		11,130,410
Austria: 0.2%
100,000	BRF GmbH 144A 4.35%, 09/29/26	92,110
200,000	JBS Investments GmbH 144A 7.25%, 05/31/19 (c)	207,970
300,000	JBS Investments II GmbH 144A 7.00%, 01/15/22 (c)	312,900
		612,980
Azerbaijan: 1.4%
950,000	International Bank of Azerbaijan OJSC Reg S 3.50%, 09/01/24	843,125
1,875,000	Southern Gas Corridor CJSC 144A 6.88%, 03/24/26	2,121,358
Principal Amount		Value

Azerbaijan: (continued)
$700,000	State Oil Co. of the Azerbaijan Republic Reg S 6.95%, 03/18/30	$795,837
		3,760,320
Bahrain: 0.8%
	Oil and Gas Holding Co. BSCC 144A
875,000	7.50%, 10/25/27	935,738
500,000	7.63%, 11/07/24	545,000
500,000	8.38%, 11/07/28	565,681
		2,046,419
Bermuda: 1.9%
400,000	China Oil & Gas Group Ltd. Reg S 4.63%, 04/20/20 (c)	392,726
200,000	Cosan Ltd. 5.95%, 09/20/20 (c)	205,650
712,000	Digicel Group One Ltd. 144A 8.25%, 12/30/20 (c)	474,192
	Digicel Group Two Ltd. 144A
673,000	8.25%, 09/30/20 (c)	265,835
1,205,132	9.13% 05/31/19 (c) †	391,668
	Digicel Ltd. 144A
1,125,000	6.00%, 05/31/19 (c) †	998,437
900,000	6.75%, 05/16/19 (c) †	641,880
400,000	GCL New Energy Holdings Ltd. 7.10%, 01/30/21	353,474
300,000	Geopark Ltd. 144A 6.50%, 09/21/21 (c)	304,500
600,000	Inkia Energy Ltd. 144A 5.88%, 11/09/22 (c)	603,606
500,000	Li & Fung Ltd. Reg S 5.25%, 11/03/21 (c)	386,189
		5,018,157
Brazil: 4.8%
200,000	B3 SA - Brasil Bolsa Balcao 5.50%, 07/16/20	206,100
	Banco Bradesco SA 144A
350,000	5.75%, 03/01/22	370,479
600,000	5.90%, 01/16/21	623,700
75,000	Banco BTG Pactual SA 144A 5.75%, 09/28/22	76,253
300,000	Banco BTG Pactual SA Reg S 5.75%, 09/28/22	305,010
1,100,000	Banco do Brasil SA 3.88%, 10/10/22	1,098,625
	Banco do Brasil SA 144A
730,000	5.88%, 01/26/22 †	764,317
200,000	5.88%, 01/19/23	211,752
400,000	8.50% (US Treasury Yield Curve Rate T 10 Year+7.78%), 10/20/20 (c)	427,380
	Banco do Brasil SA/Cayman
200,000	4.63%, 01/15/25 †	202,650
200,000	5.38%, 01/15/21	205,150
200,000	Banco do Brasil SA/Cayman 144A 4.75%, 03/20/24	204,440
50,000	Banco do Estado do Rio Grande do Sul SA 144A 7.38%, 02/02/22	52,788
200,000	Banco do Estado do Rio Grande do Sul SA Reg S 7.38%, 02/02/22	211,152

See Notes to Financial Statements

30

Principal Amount		Value

Brazil: (continued)
	Banco Nacional de Desenvolvimento Economico e Social 144A
$400,000	4.75%, 05/09/24	$411,504
410,000	5.50%, 07/12/20	423,526
400,000	Banco Safra SA 144A 6.75%, 01/27/21	420,004
550,000	BRF SA 144A 4.75%, 05/22/24 †	532,125
200,000	Caixa Economica Federal 144A 3.50%, 11/07/22	199,552
560,000	Cemig Geracao e Transmissao SA 9.25%, 12/05/23 (c)	616,532
660,000	Centrais Eletricas Brasileiras SA 144A 5.75%, 10/27/21	684,839
300,000	Cia Brasileira de Aluminio 4.75%, 06/17/24 †	312,000
200,000	Cia de Saneamento Basico do Estado de Sao Paulo Reg S 6.25%, 05/30/19 (c)	201,502
425,000	Cielo SA 144A 3.75%, 11/16/22 †	418,880
	Globo Comunicacao e Participacoes SA
150,000	4.84%, 03/08/25 (c) †	149,102
150,000	4.88%, 04/11/22	153,152
200,000	Itau Unibanco Holding SA 6.20%, 12/21/21	212,202
	Itau Unibanco Holding SA 144A
1,200,000	5.13%, 05/13/23	1,253,100
1,050,000	5.75%, 01/22/21	1,088,556
200,000	Light Servicos de Eletricidade SA/Light Energia SA 144A 7.25%, 05/03/21 (c)	203,500
300,000	Natura Cosmeticos SA 5.38%, 02/01/21 (c)	303,750
		12,543,622
British Virgin Islands: 4.4%
350,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	374,938
350,000	Baoxin Auto Finance I Ltd. Reg S 5.63% (US Treasury Yield Curve Rate T 3 Year+8.91%), 10/30/20 (c)	334,221
500,000	Central American Bottling Corp. 144A 5.75%, 01/31/22 (c)	515,000
	Easy Tactic Ltd. Reg S
700,000	5.75%, 01/13/20 (c)	684,482
200,000	7.00%, 04/25/20 (c)	202,697
300,000	8.75%, 01/10/21	311,546
1,200,000	Fortune Star BVI Ltd. Reg S 5.25%, 03/23/20 (c)	1,184,122
400,000	Franshion Brilliant Ltd. Reg S 5.75% (USD Swap Semi 30/360 5 Year+3.86%), 01/17/22 (c)	384,001
825,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20	837,540
200,000	Greenland Global Investment Ltd. 5.25%, 02/12/21	198,106
	Greenland Global Investment Ltd. Reg S
450,000	4.85%, 08/17/20	446,387
350,000	5.88%, 07/03/24	329,609
Principal Amount		Value

British Virgin Islands: (continued)
$250,000	Grupo Unicomer Co. Ltd. 144A 7.88%, 04/01/21 (c)	$266,875
300,000	Lai Fung Bonds 2018 Ltd. 5.65%, 01/18/23	284,870
425,000	LS Finance 2022 Ltd. Reg S 4.25%, 10/16/22	421,974
400,000	New Metro Global Ltd. Reg S 6.50%, 04/23/20 (c)	402,913
220,000	Prime Bloom Holdings Ltd. 6.95%, 07/05/20 (c)	189,200
200,000	RKI Overseas Finance 2016 B Ltd. Reg S 4.70%, 09/06/19 (c)	197,496
250,000	RKI Overseas Finance 2017 A Ltd. 7.00%, 06/23/22 (c)	212,856
200,000	RKP Overseas Finance 2016 A Ltd. Reg S 7.95%, 02/17/22 (c)	183,973
	Scenery Journey Ltd. Reg S
500,000	11.00%, 11/06/20 †	520,890
300,000	13.75%, 11/06/21 (c)	322,932
400,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (c) †	351,092
526,900	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/26 (c)	525,916
900,000	Studio City Co. Ltd. 144A 7.25%, 05/31/19 (c)	931,500
500,000	Studio City Finance Ltd. 144A 7.25%, 02/11/21 (c)	523,000
300,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	305,682
200,000	Zhongrong International Resources Co. Ltd. Reg S 7.25%, 10/26/20	140,083
		11,583,901
Canada: 2.2%
200,000	Canacol Energy Ltd. 144A 7.25%, 05/03/22 (c)	200,750
800,000	First Quantum Minerals Ltd. 6.88%, 03/01/21 (c)	748,000
	First Quantum Minerals Ltd. 144A
800,000	6.50%, 09/01/20 (c)	758,000
800,000	7.25%, 05/31/19 (c) †	812,000
1,000,000	7.25%, 10/01/19 (c)	991,250
1,050,000	7.50%, 04/01/20 (c) †	1,018,500
300,000	Frontera Energy Corp. 144A 9.70%, 06/25/21 (c)	320,625
200,000	St. Marys Cement, Inc. Canada 5.75%, 10/28/26 (c)	213,250
185,101	Stoneway Capital Corp. 10.00%, 03/01/22 (c)	159,187
400,000	Vale Canada Ltd. 7.20%, 09/15/32	442,044
		5,663,606

See Notes to Financial Statements

31

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Cayman Islands: 12.6%
$300,000	361 Degrees International Ltd. Reg S 7.25%, 06/03/19 (c) †	$267,711
	Agile Group Holdings Ltd. Reg S
200,000	8.50%, 07/18/20 (c)	212,692
400,000	9.00%, 05/30/19 (c)	411,763
300,000	Agricola Senior Trust 144A 6.75%, 06/18/20	308,625
700,000	Alpha Star Holding III Ltd. 6.25%, 04/20/22	670,628
200,000	Alpha Star Holding V Ltd. Reg S 6.63%, 04/18/23	189,347
400,000	Batelco International Finance No. 1 Ltd. Reg S 4.25%, 05/01/20	398,905
200,000	CAR, Inc. 6.00%, 06/03/19 (c)	195,180
300,000	Cementos Progreso Trust 144A 7.13%, 06/17/19 (c) †	311,250
	Central China Real Estate Ltd. Reg S
200,000	6.50%, 03/05/21	200,477
275,000	8.75%, 05/30/19 (c)	286,273
	CFLD Cayman Investment Ltd. Reg S
400,000	6.50%, 12/21/20	400,975
200,000	8.63%, 02/28/21	206,215
300,000	9.00%, 07/31/21	311,226
200,000	China Aoyuan Group Ltd. Reg S 7.95%, 09/07/20 (c) (p)	207,567
300,000	China Aoyuan Property Group Ltd. Reg S 7.50%, 05/10/20 (c)	308,205
	China Evergrande Group Reg S
850,000	7.50%, 06/28/20 (c) †	780,106
1,625,000	8.75%, 06/28/21 (c)	1,487,089
500,000	9.50%, 03/29/21 (c)	479,114
700,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/20 (c) †	684,505
	CIFI Holdings Group Co. Ltd. Reg S
200,000	5.50%, 01/23/20 (c)	196,165
200,000	6.88%, 04/23/20 (c)	204,171
700,000	7.75%, 05/30/19 (c)	715,393
825,000	Comcel Trust 144A 6.88%, 05/31/19 (c)	856,453
	Country Garden Holdings Co. Ltd. Reg S
600,000	4.75%, 09/28/20 (c) †	579,139
300,000	5.63%, 12/15/21 (p)	299,685
500,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	478,599
400,000	Emirates Reit Sukuk Ltd. Reg S 5.13%, 12/12/22 †	388,389
400,000	Energuate Trust 144A 5.88%, 05/03/22 (c)	401,000
800,000	Ezdan Sukuk Co. Ltd. Reg S 4.38%, 05/18/21	717,952
	Fantasia Holdings Group Co. Ltd. Reg S
500,000	7.38%, 10/04/19 (c) †	452,928
200,000	15.00%, 12/18/20 (p)	211,265
Principal Amount		Value

Cayman Islands: (continued)
$200,000	Future Land Development Holdings Ltd. Reg S 6.50%, 09/12/20	$201,892
600,000	Global A&T Electronics Ltd. 8.50%, 05/30/19 (c) †	577,202
300,000	Gol Finance, Inc. 7.00%, 01/31/22 (c) †	286,500
400,000	Greentown China Holdings Ltd. Reg S 5.88%, 05/30/19 (c)	404,536
950,000	Grupo Aval Ltd. 144A 4.75%, 09/26/22	969,950
400,000	Industrial Senior Trust 144A 5.50%, 11/01/22	406,000
400,000	Jingrui Holdings Ltd. Reg S 9.45%, 04/23/21	386,347
400,000	King Talent Management Ltd. Reg S 5.60% (US Treasury Yield Curve Rate T 5 Year+3.52%), 12/04/22 (c)	357,934
200,000	KWG Group Holdings Ltd. Reg S 7.88%, 08/09/20 (c)	207,767
	KWG Property Holding Ltd. Reg S
200,000	5.88%, 11/10/21 (c)	186,131
300,000	6.00%, 03/15/20 (c)	296,338
500,000	Lamar Funding Ltd. 144A 3.96%, 05/07/25	439,916
800,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	703,865
	Latam Finance Ltd. 144A
700,000	6.88%, 04/11/21 (c)	723,268
400,000	7.00%, 03/01/23 (c)	410,500
200,000	Logan Property Holdings Co. Ltd. 5.25%, 05/23/20 (c)	190,154
400,000	Logan Property Holdings Co. Ltd. Reg S 6.88%, 04/24/20 (c)	406,341
	MAF Global Securities Ltd. Reg S
550,000	5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (c)	533,721
300,000	6.38% (US Treasury Yield Curve Rate T 5 Year+3.54%), 03/20/26 (c)	282,066
	Melco Resorts Finance Ltd. 144A
900,000	4.88%, 06/06/20 (c)	901,815
400,000	5.25%, 04/26/22 (c)	399,642
200,000	Modern Land China Co. Ltd. Reg S 7.95%, 03/05/21	188,559
	Mumtalakat Sukuk Holding Co. Reg S
500,000	4.00%, 11/25/21	488,288
800,000	5.63%, 02/27/24	806,346
300,000	NagaCorp Ltd. 144A 9.38%, 05/21/20 (c)	314,394
300,000	NMC Healthcare Sukuk Ltd. Reg S 5.95%, 11/21/23	312,357
157,547	Odebrecht Offshore Drilling Finance Ltd. 6.72%, 12/01/21 (c)	150,851
200,000	Powerlong Real Estate Holdings Ltd. 6.95%, 04/17/21	200,072
400,000	Ronshine China Holdings Ltd. 8.25%, 02/01/20 (p) †	407,476
250,000	Sagicor Finance 2015 Ltd. 144A 8.88%, 08/11/19 (c)	264,063

See Notes to Financial Statements

32

Principal Amount		Value

Cayman Islands: (continued)
$700,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/21 (c)	$689,500
450,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/20 (c)	450,809
400,000	Sunac China Holdings Ltd. 6.88%, 08/08/20	404,712
	Sunac China Holdings Ltd. Reg S
600,000	7.95%, 08/08/20 (c) †	613,680
300,000	8.38%, 01/15/21	310,082
300,000	Termocandelaria Power Ltd. 144A 7.88%, 01/30/23 (c)	318,378
800,000	Times Property Holdings Ltd. Reg S 6.60%, 11/30/20 (c)	789,813
550,000	WTT Investment Ltd./Hong Kong 144A 5.50%, 11/21/20 (c)	563,581
	Wynn Macau Ltd. 144A
500,000	4.88%, 10/01/20 (c)	495,000
700,000	5.50%, 10/01/22 (c)	689,500
	Yuzhou Properties Co. Ltd. Reg S
500,000	6.00%, 01/25/20 (c)	490,663
400,000	7.90%, 05/11/20 (c)	411,939
200,000	8.63%, 01/23/22	209,064
200,000	Zhenro Properties Group Ltd. Reg S 12.50%, 01/02/21	212,783
		32,872,787
Chile: 0.7%
400,000	AES Gener SA 144A 7.13% (USD Swap Semi 30/360 5 Year+4.64%), 04/06/24 (c)	419,400
500,000	CorpGroup Banking SA 144A 6.75%, 05/31/19 (c)	499,860
500,000	Empresa Electrica Guacolda SA 4.56%, 01/30/25 (c)	473,215
500,000	Latam Airlines Group SA 144A 7.25%, 06/09/20	522,250
		1,914,725
China / Hong Kong: 2.0%
200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (c) †	194,654
650,000	Bank of East Asia Ltd. 5.50% (US Treasury Yield Curve Rate T 5 Year+3.83%), 12/02/20 (c)	654,759
1,050,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c)	1,027,687
600,000	China CITIC Bank International Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (c)	570,728
500,000	CMB Wing Lung Bank Ltd. Reg S 6.50% (US Treasury Yield Curve Rate T 5 Year+3.95%), 01/24/24 (c)	522,112
200,000	Full Dragon Hong Kong International Development Ltd. Reg S 5.60%, 02/14/21	198,479
Principal Amount		Value

China / Hong Kong: (continued)
$450,000	ICBC Asia Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c)	$446,612
1,100,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c)	1,069,738
200,000	Qinghai Provincial Investment Group Co. Ltd. Reg S 6.40%, 07/10/21	168,975
200,000	Yanlord Land HK Co. Ltd. Reg S 5.88%, 01/23/20 (c) †	202,664
200,000	Zoomlion HK SPV Co. Ltd. 144A 6.13%, 12/20/22	198,500
		5,254,908
Colombia: 2.0%
550,000	Banco Davivienda SA 144A 5.88%, 07/09/22	584,380
400,000	Banco de Bogota SA 6.25%, 05/12/26	438,200
1,175,000	Banco de Bogota SA 144A 5.38%, 02/19/23 †	1,227,875
300,000	Banco GNB Sudameris SA 6.50% (US Treasury Yield Curve Rate T 5 Year+4.56%), 04/03/22 (c)	313,125
	Bancolombia SA
700,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	712,250
900,000	5.13%, 09/11/22 †	938,250
700,000	Colombia Telecomunicaciones SA ESP 144A 5.38%, 05/31/19 (c)	713,132
300,000	Credivalores-Crediservicios SAS 9.75%, 07/27/20 (c)	291,750
		5,218,962
Costa Rica: 0.4%
200,000	Banco Nacional de Costa Rica 5.88%, 04/25/21	202,250
800,000	Banco Nacional de Costa Rica 144A 6.25%, 11/01/23	812,500
		1,014,750
Croatia: 0.3%
600,000	Hrvatska Elektroprivreda 144A 5.88%, 10/23/22	645,418
Curacao: 0.3%
450,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	421,054
300,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	294,883
		715,937
Dominican Republic: 0.2%
300,000	Aeropuertos Dominicanos Siglo XXI SA 144A 6.75%, 04/01/24 (c)	315,105
300,000	Banco de Reservas de la Republica Dominicana 144A 7.00%, 02/01/23	310,500
		625,605

See Notes to Financial Statements

33

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Ecuador: 0.2%
$400,000	Petroamazonas EP 144A 4.63%, 11/06/20	$397,408
Georgia: 0.4%
400,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	408,078
200,000	Georgia Capital JSC 144A 6.13%, 03/09/24	190,100
500,000	Georgian Railway JSC 144A 7.75%, 07/11/22	537,865
		1,136,043
India: 1.5%
500,000	Delhi International Airport Pvt Ltd. 144A 6.13%, 10/31/26	518,050
	GMR Hyderabad International Airport Ltd. 144A
300,000	4.25%, 10/27/27	270,003
200,000	5.38%, 04/10/24	199,244
400,000	HPCL-Mittal Energy Ltd. Reg S 5.25%, 04/28/27	391,028
500,000	IDBI Bank Ltd. 4.25%, 11/30/20	500,954
900,000	JSW Steel Ltd. 5.25%, 04/13/22	906,131
700,000	ReNew Power Synthetic 144A 6.67%, 03/12/21 (c)	708,749
500,000	Shriram Transport Finance Co. Ltd. 144A 5.95%, 10/24/22	500,968
		3,995,127
Indonesia: 0.6%
300,000	ABM Investama Tbk PT 144A 7.13%, 08/01/20 (c)	295,742
360,000	Bukit Makmur Mandiri Utama PT 144A 7.75%, 02/13/20 (c)	376,943
320,000	Chandra Asri Petrochemical Tbk PT 4.95%, 11/08/21 (c)	303,644
200,000	Delta Merlin Dunia Tekstil PT 144A 8.63%, 03/12/22 (c)	206,276
500,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	495,354
		1,677,959
Ireland: 3.1%
925,000	Alfa Bank OJSC 144A 7.75%, 04/28/21	991,832
750,000	Bank Otkritie Financial Corp. OJSC Reg S 10.00%, 12/17/19 (d) # ∞ *	0
300,000	Borets Finance DAC 144A 6.50%, 04/07/22	303,402
	Credit Bank of Moscow Via CBOM Finance Plc 144A
350,000	5.55%, 02/14/23	338,935
550,000	5.88%, 11/07/21	546,082
300,000	7.12%, 06/25/24	298,038
700,000	Eurochem Finance DAC 144A 5.50%, 03/13/24	710,059
200,000	Eurotorg LLC via Bonitron DAC 144A 8.75%, 10/30/22	208,150
Principal Amount		Value

Ireland: (continued)
	GTLK Europe DAC Reg S
$600,000	5.13%, 05/31/24	$593,487
400,000	5.95%, 07/19/21	410,552
600,000	Hacienda Investments Ltd. Via DME Airport DAC 5.08%, 02/15/23	601,737
400,000	Koks OAO Via Koks Finance DAC 144A 7.50%, 05/04/22	411,816
800,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	801,124
550,000	Mobile Telesystems OJSC 144A 5.00%, 05/30/23	559,773
200,000	MTS International Funding Ltd. 8.63%, 06/22/20	211,477
900,000	SCF Capital Ltd. 144A 5.38%, 06/16/23	927,140
300,000	Sibur Securities DAC 144A 4.13%, 10/05/23	295,814
		8,209,418
Kazakhstan: 1.5%
	Halyk Savings Bank of Kazakhstan JSC 144A
476,206	5.50%, 05/31/19 (c)	479,056
500,000	7.25%, 01/28/21	526,259
	KazMunayGas National Co. JSC 144A
500,000	3.88%, 04/19/22	506,287
300,000	4.40%, 04/30/23	308,258
1,000,000	4.75%, 04/19/27	1,037,352
1,100,000	5.75%, 04/19/47	1,154,320
		4,011,532
Kuwait: 0.1%
300,000	Al Ahli Bank of Kuwait KSCP Reg S 7.25% (USD Swap Semi 30/360 5 Year+4.17%), 09/26/23 (c)	310,449
Luxembourg: 4.7%
500,000	Adecoagro SA 144A 6.00%, 09/21/22 (c)	467,250
200,000	Atento Luxco 1 SA 6.13%, 08/10/19 (c) †	202,558
300,000	Avation Capital SA 144A 6.50%, 05/15/20 (c)	301,500
550,000	Consolidated Energy Finance SA 6.88%, 06/15/20 (c)	569,250
400,000	Consolidated Energy Finance SA 144A 6.50%, 05/15/21 (c)	410,000
300,000	Cosan Luxembourg SA 144A 7.00%, 01/20/22 (c)	318,150
300,000	CSN Resources SA 7.63%, 02/13/21 (c)	306,750
500,000	CSN Resources SA 144A 6.50%, 07/21/20 †	510,000
300,000	Gilex Holding Sarl 144A 8.50%, 05/02/21 (c)	319,200
200,000	Hidrovias International Finance SARL 144A 5.95%, 01/24/22 (c)	199,390
200,000	JSL Europe SA 144A 7.75%, 07/26/21 (c)	200,552

See Notes to Financial Statements

34

Principal Amount		Value

Luxembourg: (continued)
$400,000	Kernel Holding SA 144A 8.75%, 01/31/22	$410,498
500,000	Klabin Finance SA 144A 4.88%, 09/19/27	488,630
550,000	MHP Lux SA 144A 6.95%, 04/03/26	526,666
100,000	Minerva Luxembourg SA 5.88%, 01/19/23 (c)	93,258
550,000	Minerva Luxembourg SA 144A 6.50%, 09/20/21 (c)	545,600
590,000	Offshore Drilling Holding SA 144A 8.38%, 05/31/19 (c)	275,825
400,000	Offshore Drilling Holding SA Reg S 8.38%, 05/30/19 (c)	187,000
1,200,000	Puma International Financing SA 144A 5.00%, 01/24/21 (c)	1,043,556
200,000	Rede D’or Finance Sarl 4.95%, 10/17/27 (c)	189,000
500,000	Rumo Luxembourg Sarl 144A 7.38%, 02/09/21 (c)	535,600
1,850,000	Sberbank of Russia 144A 5.13%, 10/29/22	1,891,209
400,000	Topaz Marine SA 144A 9.13%, 07/26/19 (c)	409,116
300,000	Ultrapar International SA 144A 5.25%, 10/06/26	307,839
300,000	Vm Holding SA 144A 5.38%, 02/04/27 (c)	312,825
1,265,000	VTB Bank SA 144A 6.95%, 10/17/22	1,322,140
		12,343,362
Malaysia: 0.1%
300,000	Press Metal Labuan Ltd. Reg S 4.80%, 10/30/20 (c)	295,605
Marshall Islands: 0.1%
350,000	Navios South American Logistics, Inc. 144A 7.25%, 05/31/19 (c)	322,875
Mauritius: 1.4%
375,000	Azure Power Energy Ltd. 144A 5.50%, 08/03/20 (c)	372,358
500,000	Greenko Investment Co. 144A 4.88%, 08/16/19 (c)	477,012
300,000	HT Global IT Solutions Holdings Ltd. 144A 7.00%, 05/31/19 (c)	309,600
550,000	HTA Group Ltd. 144A 9.13%, 05/16/19 (c)	575,981
	MTN Mauritius Investments Ltd. 144A
600,000	4.76%, 11/11/24	581,230
500,000	5.37%, 02/13/22	507,085
400,000	6.50%, 10/13/26	412,748
500,000	Neerg Energy Ltd. 144A 6.00%, 02/13/20 (c)	495,662
		3,731,676
Mexico: 3.6%
500,000	Axtel SAB de CV 144A 6.38%, 11/14/20 (c)	505,625
Principal Amount		Value

Mexico: (continued)
$900,000	BBVA Bancomer SA 144A 5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/17/28 (c)	$856,125
300,000	Cemex SAB de CV 6.13%, 05/05/20 (c)	313,650
	Cemex SAB de CV 144A
1,200,000	5.70%, 01/11/20 (c)	1,234,812
900,000	7.75%, 04/16/21 (c) †	985,500
500,000	Credito Real SAB de CV 144A 7.25%, 07/20/20 (c)	520,875
200,000	Credito Real SAB de CV SOFOM ER 144A 9.50%, 02/07/23 (c)	216,350
300,000	Cydsa SAB de CV 144A 6.25%, 10/04/22 (c)	295,878
360,000	Elementia SAB de CV 144A 5.50%, 01/15/20 (c)	348,300
600,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (c)	621,852
300,000	Grupo Idesa SA de CV 144A 7.88%, 05/31/19 (c)	226,500
385,000	Grupo KUO SAB De CV 144A 5.75%, 07/07/22 (c)	371,048
400,000	Grupo Posadas SAB de CV 144A 7.88%, 06/30/19 (c)	397,004
350,000	Metalsa SA de CV 144A 4.90%, 04/24/23	353,500
400,000	Nemak SAB de CV 144A 4.75%, 01/23/21 (c)	395,000
300,000	Sixsigma Networks Mexico SA de CV 144A 7.50%, 05/02/21 (c)	298,125
450,000	TV Azteca SAB de CV Reg S 8.25%, 08/09/21 (c)	439,875
	Unifin Financiera SA de CV 144A
400,000	7.00%, 07/15/21 (c)	382,680
500,000	7.25%, 09/27/20 (c)	506,875
100,000	Unifin Financiera SAB de CV SOFOM ENR 7.38%, 02/12/22 (c)	95,125
		9,364,699
Mongolia: 0.3%
200,000	Mongolian Mining Corp./Energy Resources LLC 144A 9.25%, 04/15/21 (c)	203,284
500,000	Trade & Development Bank of Mongolia LLC 144A 9.38%, 05/19/20	520,208
		723,492
Netherlands: 8.9%
470,000	Ajecorp BV 144A 6.50%, 05/31/19 (c)	412,425
200,000	Cimpor Financial Operations BV 144A 5.75%, 07/17/19 (c) †	176,502
575,000	EA Partners I BV Reg S 6.88%, 09/28/20	336,968
1,000,000	Greenko Dutch BV 144A 5.25%, 07/24/20 (c)	977,570

See Notes to Financial Statements

35

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Netherlands: (continued)
$550,000	GTH Finance BV 144A 7.25%, 01/26/23 (c)	$597,076
800,000	IHS Netherlands Holdco BV 144A 9.50%, 05/31/19 (c)	832,034
655,000	Indo Energy Finance II BV 144A 6.38%, 05/31/19 (c)	655,874
200,000	Jababeka International BV 6.50%, 10/05/20 (c)	189,605
1,000,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 †	1,182,688
600,000	Listrindo Capital BV 144A 4.95%, 09/14/21 (c)	581,400
900,000	Marfrig Holding Europe BV 144A 8.00%, 06/08/19 (c)	938,475
	Metinvest BV 144A
950,000	7.75%, 01/23/23 (c)	933,292
550,000	8.50%, 01/23/26 (c)	541,969
850,000	Nostrum Oil & Gas Finance BV 144A 8.00%, 07/25/19 (c)	610,763
	Petrobras Global Finance BV
342,000	4.38%, 05/20/23 †	345,249
700,000	5.30%, 01/27/25	719,950
200,000	5.75%, 02/01/29	201,000
600,000	6.00%, 01/27/28	615,420
650,000	6.25%, 03/17/24	701,480
250,000	6.85%, 06/05/15	245,263
100,000	6.88%, 01/20/40	103,000
700,000	7.38%, 01/17/27	781,200
380,000	8.75%, 05/23/26	456,224
	Teva Pharmaceutical Finance Netherlands III BV
1,550,000	2.20%, 07/21/21	1,489,926
1,650,000	2.80%, 07/21/23	1,502,065
1,775,000	3.15%, 10/01/26	1,490,401
1,040,000	4.10%, 10/01/46	740,140
650,000	6.00%, 01/15/24 (c)	661,791
750,000	6.75%, 12/01/27 (c)	773,176
	VEON Holdings BV
600,000	3.95%, 03/16/21 (c)	599,760
350,000	7.50%, 03/01/22	386,169
	VEON Holdings BV 144A
600,000	4.95%, 03/16/24 (c)	610,644
500,000	5.95%, 02/13/23	522,710
1,176,000	VTR Finance BV 144A 6.88%, 05/13/19 (c)	1,221,570
		23,133,779
Nigeria: 0.7%
200,000	Access Bank Plc 144A 10.50%, 10/19/21	218,706
400,000	Fidelity Bank Plc 144A 10.50%, 10/16/22	422,187
400,000	SEPLAT Petroleum Development Co. Plc 144A 9.25%, 04/01/20 (c)	418,000
400,000	United Bank for Africa Plc 144A 7.75%, 06/08/22	415,411
400,000	Zenith Bank Plc 144A 7.38%, 05/30/22 †	419,000
		1,893,304
Principal Amount		Value

Oman: 0.6%
	Bank Muscat SAOG Reg S
$400,000	3.75%, 05/03/21	$394,045
500,000	4.88%, 03/14/23 †	495,650
350,000	Mazoon Assets Co SAOC 144A 5.20%, 11/08/27	320,529
300,000	National Bank of Oman SAOG Reg S 5.63%, 09/25/23	300,573
		1,510,797
Panama: 0.4%
375,000	AES El Salvador Trust II 144A 6.75%, 05/31/19 (c)	364,219
300,000	AES Panama SRL 144A 6.00%, 06/25/19 (c)	309,975
450,000	Avianca Holdings SA 144A 8.38%, 05/31/19 (c)	446,738
		1,120,932
Paraguay: 0.1%
200,000	Telefonica Celular del Paraguay SA 144A 5.88%, 04/15/22 (c)	206,500
Peru: 1.1%
193,529	Fenix Power Peru SA 144A 4.32%, 06/20/27 (c)	191,836
300,000	Inretail Pharma SA 144A 5.38%, 05/02/21 (c)	314,250
500,000	Minsur SA 144A 6.25%, 02/07/24	545,850
300,000	Nexa Resources Peru SAA 144A 4.63%, 03/28/23	309,000
400,000	Orazul Energy Egenor S. en C. por A. 144A 5.63%, 04/28/22 (c)	397,500
400,000	Patrimonio EN Fideicomiso DS 093-2002-EF-Inretail Shopping Malls 144A 5.75%, 04/03/23 (c)	421,000
200,000	SAN Miguel Industrias Pet SA 144A 4.50%, 09/18/20 (c)	202,600
530,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	548,550
		2,930,586
Russia: 0.4%
200,000	Global Ports Finance Plc 6.87%, 01/25/22	207,796
400,000	Global Ports Finance Plc 144A 6.50%, 09/22/23	416,937
525,000	MHP SE 7.75%, 05/10/24	532,297
		1,157,030
Saint Lucia: 0.2%
400,000	Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd. 144A 8.75%, 05/25/21 (c)	401,128
Saudi Arabia: 0.2%
400,000	Dar Al-Arkan Sukuk Co. Ltd. 6.88%, 04/10/22	393,096

See Notes to Financial Statements

36

Principal Amount		Value

Singapore: 2.3%
	ABJA Investment Co. Pte Ltd. Reg S
$400,000	5.45%, 01/24/28	$374,587
1,700,000	5.95%, 07/31/24	1,739,771
400,000	APL Realty Holdings Pte Ltd. Reg S 5.95%, 06/02/21 (c)	348,103
111,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (c) (d) (e) *	1,388
300,000	Geo Coal International Pte Ltd. 8.00%, 10/04/20 (c)	272,795
300,000	Global Prime Capital Pte Ltd. Reg S 7.25%, 04/26/20 (c)	308,730
300,000	Indika Energy Capital III Pte Ltd. 144A 5.88%, 11/09/21 (c)	283,545
300,000	Jubilant Pharma Ltd. Reg S 4.88%, 10/06/19 (c)	299,803
400,000	Marble II Pte Ltd. 144A 5.30%, 06/20/19 (c)	396,522
800,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/22 (c)	783,576
200,000	SSMS Plantation Holdings Pte Ltd. Reg S 7.75%, 01/23/21 (c)	195,156
200,000	TBG Global Pte Ltd. Reg S 5.25%, 02/10/20 (c)	201,880
700,000	Theta Capital Pte Ltd. Reg S 7.00%, 05/30/19 (c)	691,825
		5,897,681
South Africa: 2.8%
400,000	Absa Group Ltd. Reg S 6.25% (US Treasury Yield Curve Rate T 5 Year+3.52%), 04/25/23 (c)	403,334
	Eskom Holdings SOC Ltd. 144A
1,450,000	5.75%, 01/26/21	1,440,685
800,000	6.35%, 08/10/28	832,926
980,000	6.75%, 08/06/23	985,721
1,215,000	7.13%, 02/11/25	1,232,063
400,000	8.45%, 08/10/28 †	433,722
	FirstRand Bank Ltd. Reg S
600,000	4.25%, 04/30/20	603,787
450,000	6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/23 (c) †	461,777
900,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	886,908
		7,280,923
South Korea: 0.5%
200,000	Woori Bank 5.25% (US Treasury Yield Curve Rate T 5 Year+3.35%), 05/16/22 (c)	202,473
200,000	Woori Bank 144A 4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (c)	200,211
900,000	Woori Bank Co. Ltd. 144A 5.00% (US Treasury Yield Curve Rate T 5 Year+3.33%), 06/10/20 (c)	907,010
		1,309,694
Principal Amount		Value

Spain: 0.4%
$650,000	AI Candelaria Spain SLU 144A 7.50%, 09/15/28 (c)	$695,500
300,000	International Airport Finance SA 144A 12.00%, 03/15/24 (c)	323,550
		1,019,050
Thailand: 0.2%
375,000	PTTEP Treasury Center Co. Ltd. 144A 4.60% (US Treasury Yield Curve Rate T 5 Year+2.72%), 07/17/22 (c)	375,153
Togo: 0.1%
300,000	Ecobank Transnational, Inc. 144A 9.50%, 04/18/24	308,957
Turkey: 8.8%
	Akbank TAS
200,000	6.80% (USD Swap Semi 30/360 5 Year+4.03%), 04/27/23 (c)	156,098
375,000	7.20% (USD Swap Semi 30/360 5 Year+5.03%), 03/16/22 (c)	307,566
	Akbank TAS 144A
550,000	5.00%, 10/24/22	509,297
400,000	5.13%, 03/31/25 †	346,150
300,000	Alternatifbank AS Reg S 8.75% (USD Swap Semi 30/360 5 Year+7.83%), 04/16/21 (c)	273,481
420,000	Anadolu Efes Biracilik Ve Malt Sanayii AS 144A 3.38%, 11/01/22	396,921
400,000	Arcelik AS 144A 5.00%, 04/03/23	376,884
400,000	Coca-Cola Icecek AS 144A 4.22%, 06/19/24 (c)	383,318
450,000	Fibabanka AS Reg S 6.00%, 01/25/23	384,154
700,000	Finansbank AS 144A 4.88%, 05/19/22	662,417
	KOC Holding AS 144A
700,000	5.25%, 12/15/22 (c)	670,131
600,000	6.50%, 12/11/24 (c)	581,529
700,000	KT Kira Sertifikalari Varlik Kiralama AS Reg S 5.14%, 11/02/21	700,076
400,000	Mersin Uluslararasi Liman Isletmeciligi AS 144A 5.88%, 05/31/19 (c)	399,820
400,000	Petkim Petrokimya Holding AS 5.88%, 01/26/21 (c)	370,160
200,000	QNB Finansbank AS 144A 6.88%, 09/07/24	195,684
250,000	Ronesans Gayrimenkul Yatirim AS 144A 7.25%, 04/26/23	212,875
100,000	TC Ziraat Bankasi AS 5.13%, 09/29/23	87,617
	TC Ziraat Bankasi AS 144A
600,000	4.75%, 04/29/21	565,744
600,000	5.13%, 05/03/22	548,928
700,000	Tupras Turkiye Petrol Rafinerileri AS 144A 4.50%, 07/20/24 (c)	618,688

See Notes to Financial Statements

37

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Turkey: (continued)
	Turk Telekomunikasyon AS 144A
$400,000	4.88%, 06/19/24	$359,776
400,000	6.88%, 02/28/25	384,020
	Turkcell Iletisim Hizmetleri AS 144A
300,000	5.75%, 10/15/25	276,306
500,000	5.80%, 01/11/28 (c)	437,025
	Turkiye Garanti Bankasi AS
450,000	6.13% (USD Swap Semi 30/360 5 Year+4.22%), 05/24/22 (c)	359,984
200,000	6.25%, 04/20/21	197,300
	Turkiye Garanti Bankasi AS 144A
800,000	5.25%, 09/13/22	750,063
600,000	5.88%, 03/16/23	563,108
400,000	Turkiye Halk Bankasi AS 4.75%, 02/11/21	360,536
400,000	Turkiye Halk Bankasi AS 144A 5.00%, 07/13/21	357,748
	Turkiye Is Bankasi AS
200,000	5.00%, 06/25/21	187,703
500,000	5.50%, 04/21/22	459,515
350,000	7.00% (USD Swap Semi 30/360 5 Year+5.12%), 06/29/23 (c)	267,446
	Turkiye Is Bankasi AS 144A
700,000	5.00%, 04/30/20	688,203
1,900,000	6.00%, 10/24/22	1,637,247
1,200,000	6.13%, 04/25/24	1,041,034
175,000	7.85%, 12/10/23	157,325
	Turkiye Sinai Kalkinma Bankasi AS
200,000	4.88%, 05/18/21	188,037
350,000	5.50%, 01/16/23	303,749
200,000	Turkiye Sinai Kalkinma Bankasi AS Reg S 7.63% (USD Swap Semi 30/360 5 Year+5.54%), 03/29/22 (c)	158,812
400,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 12/14/25 (c)	386,037
	Turkiye Vakiflar Bankasi TAO
300,000	5.50%, 10/27/21	282,688
100,000	5.63%, 05/30/22	91,708
	Turkiye Vakiflar Bankasi TAO 144A
800,000	5.75%, 01/30/23	710,556
800,000	6.00%, 11/01/22	694,483
400,000	8.13%, 03/28/24	376,620
	Yapi ve Kredi Bankasi AS
1,950,000	5.50%, 12/06/22 †	1,681,495
200,000	5.75%, 02/24/22	188,945
750,000	Yapi ve Kredi Bankasi AS 144A 5.85%, 06/21/24	653,756
		22,948,763
United Arab Emirates: 0.7%
600,000	First Abu Dhabi Bank PJSC Reg S 5.25% (USD Swap Semi 30/360 5 Year+3.35%), 06/17/20 (c)	604,332
	Oztel Holdings SPC Ltd. 144A
500,000	5.63%, 10/24/23	501,062
850,000	6.63%, 04/24/28	832,065
		1,937,459
Principal Amount		Value

United Kingdom: 5.0%
	AngloGold Ashanti Holdings Plc
$600,000	5.13%, 08/01/22 †	$623,451
400,000	6.50%, 04/15/40	415,954
1,200,062	DTEK Finance Plc 10.75% 05/31/19 (c)	1,175,773
200,000	Evraz Plc 6.75%, 01/31/22	213,608
	Evraz Plc 144A
400,000	5.25%, 04/02/24	405,712
1,275,000	5.38%, 03/20/23	1,307,882
600,000	Evraz Plc Reg S 8.25%, 01/28/21	643,500
600,000	Liquid Telecommunications Financing Plc 144A 8.50%, 07/13/20 (c)	608,655
288,000	Oschadbank 144A 9.38%, 03/10/23 (s)	289,251
600,000	Petra Diamonds US Treasury Plc 144A 7.25%, 05/31/19 (c) †	586,500
	Polyus Finance Plc 144A
550,000	4.70%, 03/28/22	551,038
350,000	4.70%, 01/29/24	344,904
600,000	5.25%, 02/07/23	606,822
1,200,000	Tullow Oil Plc 144A 6.25%, 05/13/19 (c)	1,211,100
350,000	Ukraine Railways 144A 9.88%, 09/15/21	352,450
300,000	Vedanta Resources Finance II Plc 144A 9.25%, 04/23/23 (c)	302,033
650,000	Vedanta Resources Ltd. 6.38%, 07/30/22	636,512
	Vedanta Resources Plc 144A
1,450,000	6.13%, 08/09/21 (c)	1,314,345
1,310,000	8.25%, 06/07/21	1,356,112
		12,945,602
United States: 3.0%
1,170,000	Cemex Finance LLC 144A 6.00%, 05/31/19 (c)	1,208,493
300,000	DAE Funding LLC 4.00%, 08/01/19 (c)	301,875
	DAE Funding LLC 144A
2,000,000	5.00%, 08/01/20 (c)	2,065,000
200,000	5.25%, 10/15/21 (c)	206,500
	JBS USA LUX SA / JBS USA Finance, Inc.
100,000	5.88%, 07/15/19 (c)	103,250
300,000	6.75%, 02/15/23 (c)	318,375
900,000	JBS USA LUX SA / JBS USA Finance, Inc. 144A 5.75%, 06/15/20 (c)	927,000
500,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A 6.50%, 04/15/24 (c)	531,250
500,000	Kosmos Energy Ltd. 144A 7.13%, 04/04/22 (c)	502,350
553,955	Rio Oil Finance Trust 144A 9.25%, 07/06/24	609,356
700,000	Stillwater Mining Co. 144A 7.13%, 06/27/21 (c)	696,893

See Notes to Financial Statements

38

Principal Amount		Value

United States: (continued)
$425,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	$417,214
		7,887,556
Total Corporate Bonds (Cost: $247,442,796)		241,800,142
FOREIGN GOVERNMENT OBLIGATIONS: 5.4%
Argentina: 3.1%
	City of Buenos Aires 144A
875,000	7.50%, 06/01/27	706,562
268,000	8.95%, 02/19/21	257,618
350,000	Province of Salta 144A 9.13%, 07/07/24	264,250
600,000	Provincia de Buenos Aires 6.50%, 02/15/23	442,500
	Provincia de Buenos Aires 144A
1,850,000	7.88%, 06/15/27	1,239,500
1,380,000	9.13%, 03/16/24	1,047,075
950,000	9.95%, 06/09/21	811,062
236,679	10.88%, 01/26/21 †	211,830
300,000	Provincia de Buenos Aires/Argentina 9.63%, 04/18/28	213,750
400,000	Provincia de Chubut 144A 7.75%, 07/26/26	312,000
	Provincia de Cordoba 144A
800,000	7.13%, 06/10/21	645,600
600,000	7.13%, 08/01/27	411,000
125,000	7.45%, 09/01/24	90,000
500,000	Provincia de Entre Rios 144A 8.75%, 02/08/25	324,450
200,000	Provincia de la Rioja 144A 9.75%, 02/24/25	151,000
500,000	Provincia de Mendoza 144A 8.38%, 05/19/24	373,750
550,000	Provincia de Neuquen 144A 8.63%, 05/12/28	511,505
200,000	Provincia de Rio Negro 7.75%, 12/07/25	127,300
		8,140,752
Azerbaijan: 0.3%
850,000	State Oil Co. of the Azerbaijan Republic Reg S 4.75%, 03/13/23	871,996
Cayman Islands: 0.2%
450,000	Brazil Minas SPE 144A 5.33%, 02/15/28	466,875
Costa Rica: 0.3%
	Instituto Costarricense de Electricidad 144A
300,000	6.38%, 05/15/43	241,500
500,000	6.95%, 11/10/21	501,250
		742,750
Mongolia: 0.2%
400,000	Development Bank of Mongolia LLC 144A 7.25%, 10/23/23	407,902
Principal Amount		Value

Turkey: 0.9%
	Export Credit Bank of Turkey
$500,000	5.00%, 09/23/21	$470,262
400,000	5.38%, 02/08/21	385,494
	Export Credit Bank of Turkey 144A
400,000	4.25%, 09/18/22	357,088
400,000	5.38%, 10/24/23	359,198
400,000	6.13%, 05/03/24	364,683
400,000	8.25%, 01/24/24	399,796
		2,336,521
Ukraine: 0.4%
1,065,000	Ukreximbank 144A 9.75%, 01/22/25	1,072,577
Total Foreign Government Obligations (Cost: $16,964,054)		14,039,373

Number of Shares
MONEY MARKET FUND: 0.9% (Cost: $2,498,947)
2,498,947	Dreyfus Government Cash Management Fund – Institutional Shares	2,498,947
Total Investments Before Collateral for Securities Loaned: 98.8% (Cost: $266,905,797)		258,338,462

Principal Amount
SHORT-TERM INVESTMENTS HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 7.5%
Repurchase Agreements: 7.5%
$4,675,933	Repurchase agreement dated 4/30/19 with Citigroup Global Markets, Inc., 2.77%, due 5/1/19, proceeds $4,676,293; (collateralized by various U.S. government and agency obligations, 1.25% to 8.50%, due 5/25/19 to 4/20/69, valued at $4,769,452 including accrued interest)	4,675,933
4,675,933	Repurchase agreement dated 4/30/19 with Credit Agricole CIB, 2.72%, due 5/1/19, proceeds $4,676,286; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 2/1/47 to 10/1/48, valued at $4,769,452 including accrued interest)	4,675,933
4,675,933	Repurchase agreement dated 4/30/19 with Daiwa Capital Markets America, Inc., 2.78%, due 5/1/19, proceeds $4,676,294; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/14/19 to 9/9/49, valued at $4,769,452 including accrued interest)	4,675,933

See Notes to Financial Statements

39

VANECK VECTORS EMERGING MARKETS HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Repurchase Agreements: (continued)
$4,675,933	Repurchase agreement dated 4/30/19 with Deutsche Bank Securities, Inc., 2.75%, due 5/1/19, proceeds $4,676,290; (collateralized by various U.S. government and agency obligations, 2.50% to 8.50%, due 7/15/21 to 6/20/67, valued at $4,769,453 including accrued interest)	$4,675,933
968,145	Repurchase agreement dated 4/30/19 with HSBC Securities USA, Inc., 2.75%, due 5/1/19, proceeds $968,219; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 10/3/19 to 2/15/49, valued at $987,508 including accrued interest)	968,145
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $19,671,877)		19,671,877
Total Investments: 106.3% (Cost: $286,577,674)		278,010,339
Liabilities in excess of other assets: (6.3)%		(16,554,514)
NET ASSETS: 100.0%		$261,455,825

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in default of principal
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $19,006,879.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $0 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $160,419,457, or 61.4% of net assets.

See Notes to Financial Statements

40

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	11.4%	$29,566,031
Communications	7.0	17,995,090
Consumer, Cyclical	4.5	11,733,593
Consumer, Non-cyclical	8.4	21,638,702
Diversified	0.8	2,192,486
Energy	13.5	34,762,053
Financial	35.3	91,252,164
Government	5.4	14,039,373
Industrial	6.1	15,743,623
Technology	0.2	396,522
Utilities	6.4	16,519,878
Money Market Fund	1.0	2,498,947
	100.0%	$258,338,462

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$241,800,142	$0	$241,800,142
Foreign Government Obligations*	—	14,039,373	—	14,039,373
Money Market Fund	2,498,947	—	—	2,498,947
Repurchase Agreements	—	19,671,877	—	19,671,877
Total	$2,498,947	$275,511,392	$0	$278,010,339

*	See Schedule of Investments for geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended April 30, 2019:

Corporate Bonds
Ireland
Balance as of April 30, 2018	$—
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	(33,825)
Purchases	—
Sales	—
Transfers in and/or out of level 3	33,825
Balance as of April 30, 2019	$0

See Notes to Financial Statements

41

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal Amount		Value

CORPORATE BONDS: 98.0%
Bermuda: 1.8%
$2,140,000	Weatherford Bermuda Ltd. 9.88%, 03/01/39	$1,401,700
	Weatherford International Ltd.
5,682,000	4.50%, 01/15/22 (c) †	3,977,400
3,238,000	5.13%, 09/15/20	2,638,970
3,154,000	5.95%, 10/17/41 (c)	2,002,790
3,970,000	6.50%, 08/01/36	2,520,950
4,024,000	6.75%, 09/15/40 †	2,575,360
4,038,000	7.00%, 03/15/38 †	2,584,320
		17,701,490
Canada: 0.6%
2,145,000	Bombardier, Inc. 144A 7.45%, 05/01/34	2,153,044
3,350,000	WestJet Airlines Ltd. 144A 3.50%, 05/16/21 (c)	3,328,322
		5,481,366
Cayman Islands: 3.1%
	Noble Holding International Ltd.
4,137,000	5.25%, 03/15/42	2,575,283
3,504,000	6.05%, 03/01/41	2,312,640
3,513,000	6.20%, 08/01/40	2,380,058
3,947,000	7.95%, 01/01/25 (c) †	3,493,095
3,483,000	8.95%, 10/01/44 (c) †	2,856,060
	Transocean, Inc.
8,776,000	6.80%, 03/15/38	6,976,920
5,252,000	7.50%, 04/15/31	4,595,500
2,257,000	8.38%, 12/15/21	2,398,063
2,590,000	9.35%, 12/15/41	2,447,550
		30,035,169
Finland: 0.5%
4,377,000	Nokia OYJ 6.63%, 05/15/39	4,683,390
Germany: 2.5%
	Deutsche Bank AG
13,259,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/23 (c)	12,063,790
13,181,000	4.50%, 04/01/25 †	12,350,607
		24,414,397
Ireland: 0.3%
2,560,000	Smurfit Kappa Treasury Funding Ltd. 7.50%, 11/20/25	2,931,200
Italy: 1.7%
17,466,000	Intesa Sanpaolo SpA 144A 5.02%, 06/26/24	16,867,618
Luxembourg: 3.6%
	Telecom Italia Capital
8,788,000	6.00%, 09/30/34	8,172,840
8,758,000	6.38%, 11/15/33	8,558,230
8,756,000	7.20%, 07/18/36	9,014,302
8,710,000	7.72%, 06/04/38	9,123,725
		34,869,097
Sweden: 0.9%
8,757,000	Ericsson LM 4.13%, 05/15/22	8,932,140
Principal Amount		Value

United Kingdom: 5.7%
$5,140,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	$5,371,300
	Ensco Plc
5,482,000	4.50%, 07/01/24 (c)	4,413,010
5,910,000	5.20%, 12/15/24 (c) †	4,776,107
8,795,000	5.75%, 04/01/44 (c)	5,826,687
	Lloyds Banking Group Plc 144A
3,260,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c)	3,382,250
3,839,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (c)	4,016,554
6,722,000	Royal Bank of Scotland Group Plc 7.65% (ICE LIBOR USD 3 Month+2.50%), 09/30/31 (c)	8,542,721
3,565,000	Signet UK Finance Plc 4.70%, 03/15/24 (c) †	3,226,325
6,600,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c) †	7,143,312
4,552,000	Tesco Plc 144A 6.15%, 11/15/37	4,968,340
3,959,000	Virgin Media Secured Finance Plc 5.25%, 01/15/21	4,092,616
		55,759,222
United States: 77.3%
	ADT Corp.
8,798,000	3.50%, 07/15/22	8,567,052
6,119,000	4.13%, 06/15/23	6,000,414
	Allegheny Technologies, Inc.
4,443,000	5.95%, 10/15/20 (c)	4,554,075
4,445,000	7.88%, 05/15/23 (c)	4,827,092
4,510,000	Ally Financial, Inc. 8.00%, 11/01/31	5,738,975
	Arconic, Inc.
11,026,000	5.40%, 01/15/21 (c)	11,368,192
5,470,000	5.87%, 02/23/22	5,740,232
5,499,000	5.90%, 02/01/27	5,818,272
5,487,000	5.95%, 02/01/37	5,532,597
8,758,000	6.15%, 08/15/20	9,055,028
2,647,000	6.75%, 01/15/28	2,828,028
4,399,000	Avon Products, Inc. 7.00%, 03/15/23 †	4,409,997
	Bed Bath & Beyond, Inc.
2,665,000	3.75%, 05/01/24 (c) †	2,480,385
2,625,000	4.92%, 02/01/34 (c)	2,049,743
7,921,000	5.17%, 02/01/44 (c)	5,875,125
	Carpenter Technology Corp.
2,680,000	4.45%, 12/01/22 (c)	2,729,429
2,179,000	5.20%, 04/15/21 (c)	2,232,165
	CBL & Associates LP
2,586,000	4.60%, 07/15/24 (c)	1,719,690
3,966,000	5.25%, 09/01/23 (c) †	2,835,690
5,461,000	5.95%, 09/15/26 (c) †	3,863,657
4,494,000	CDK Global, Inc. 5.00%, 07/15/24 (c)	4,666,210
	CenturyLink, Inc.
3,733,000	6.88%, 01/15/28	3,673,459
6,985,000	7.60%, 09/15/39	6,146,800

See Notes to Financial Statements

42

Principal Amount		Value

United States: (continued)
	CF Industries Holdings, Inc.
$6,605,000	3.45%, 06/01/23	$6,489,412
6,607,000	4.95%, 06/01/43	5,820,371
6,561,000	5.15%, 03/15/34	6,380,572
6,605,000	5.38%, 03/15/44	6,069,665
2,641,000	Cliffs Natural Resources, Inc. 6.25%, 10/01/40	2,337,285
3,011,000	Crown Cork & Seal Co., Inc. 7.38%, 12/15/26	3,387,375
	DCP Midstream Operating LP
4,087,000	3.88%, 12/15/22 (c)	4,097,217
3,037,000	4.95%, 01/01/22 (c)	3,120,517
3,344,000	5.60%, 10/01/43 (c)	3,193,520
2,378,000	8.13%, 08/16/30	2,853,600
	DCP Midstream Operating LP 144A
4,392,000	4.75%, 06/30/21 (c)	4,485,330
1,274,000	5.35%, 03/15/20	1,297,938
2,700,000	6.45%, 11/03/36	2,767,500
3,721,000	6.75%, 09/15/37	3,897,747
	Dell EMC
17,496,000	2.65%, 06/01/20	17,407,874
8,746,000	3.38%, 03/01/23 (c)	8,529,141
	Dell, Inc.
3,518,000	4.63%, 04/01/21	3,586,161
2,363,000	5.40%, 09/10/40	2,120,793
3,371,000	6.50%, 04/15/38	3,434,594
2,620,000	7.10%, 04/15/28 †	2,895,100
	Diamond Offshore Drilling, Inc.
2,207,000	3.45%, 08/01/23 (c)	1,920,090
6,546,000	4.88%, 05/01/43 (c)	4,238,535
4,418,000	5.70%, 10/15/39	3,136,250
8,735,000	Dresdner Funding Trust I 144A 8.15%, 06/30/29 (c)	11,224,475
	Edgewell Personal Care
5,285,000	4.70%, 05/19/21	5,410,519
4,430,000	4.70%, 05/24/22	4,590,587
13,113,000	Embarq Corp. 8.00%, 06/01/36	12,998,261
3,477,000	Energen Corp. 4.63%, 06/01/21 (c)	3,533,049
	EnLink Midstream Partners LP
6,590,000	4.15%, 03/01/25 (c)	6,367,587
4,840,000	4.40%, 01/01/24 (c)	4,821,850
3,940,000	5.05%, 10/01/44 (c)	3,408,100
3,071,000	5.60%, 10/01/43 (c)	2,783,094
	Freeport-McMoRan, Inc.
16,578,000	3.55%, 12/01/21 (c)	16,474,387
16,901,000	3.88%, 12/15/22 (c)	16,774,242
5,284,000	4.00%, 11/14/21	5,356,655
7,511,000	4.55%, 08/14/24 (c)	7,482,834
6,547,000	5.40%, 05/14/34 (c)	6,178,731
16,299,000	5.45%, 09/15/42 (c)	14,791,342
8,220,000	Frontier Communications Corp. 9.00%, 08/15/31	4,705,950
2,629,000	Frontier Florida LLC 6.86%, 02/01/28	2,392,390
Principal Amount		Value

United States: (continued)
	Genworth Holdings, Inc.
$3,369,000	4.80%, 02/15/24 †	$2,813,115
3,334,000	4.90%, 08/15/23	2,833,900
2,601,000	6.50%, 06/15/34 †	2,041,785
3,357,000	7.20%, 02/15/21 †	3,298,252
6,046,000	7.63%, 09/24/21	5,925,080
3,518,000	7.70%, 06/15/20 †	3,535,590
2,569,000	Global Marine, Inc. 7.00%, 06/01/28 †	2,312,100
10,259,000	Goldman Sachs Capital I 6.35%, 02/15/34	12,358,666
2,575,000	H.B. Fuller Co. 4.00%, 11/15/26 (c)	2,330,375
2,521,000	HCA, Inc. 7.69%, 06/15/25	2,886,545
1,855,000	IFM US Colonial Pipeline 2 LLC 144A 6.45%, 02/01/21 (c)	1,917,202
	Ingram Micro, Inc.
2,683,000	5.00%, 02/10/22 (c)	2,682,276
4,343,000	5.45%, 09/15/24 (c)	4,327,468
	JC Penney Corp., Inc.
3,381,000	6.38%, 10/15/36	1,327,043
2,599,000	7.40%, 04/01/37 (p)	1,072,088
4,411,000	7.63%, 03/01/97	1,632,070
	L Brands, Inc.
3,110,000	6.95%, 03/01/33	2,643,500
2,645,000	7.60%, 07/15/37 †	2,308,027
3,951,000	Leidos Holdings, Inc. 4.45%, 09/01/20 (c)	4,010,574
2,245,000	Leonardo US Holdings, Inc. 144A 6.25%, 01/15/40	2,054,175
	Mack-Cali Realty LP
2,402,000	3.15%, 02/15/23 (c)	2,194,344
2,676,000	4.50%, 01/18/22 (c)	2,597,860
3,508,000	Magellan Health, Inc. 4.90%, 07/22/24 (c)	3,429,070
	Mattel, Inc.
3,099,000	2.35%, 07/15/21 (c)	2,982,788
2,194,000	3.15%, 12/15/22 (c)	2,032,193
2,195,000	4.35%, 10/01/20	2,216,950
2,628,000	5.45%, 05/01/41 (c)	1,997,280
2,224,000	6.20%, 10/01/40	1,801,440
2,375,000	MBIA, Inc. 6.40%, 05/31/19 (c) †	2,363,125
657,000	McClatchy Co. 6.88%, 03/15/29	796,613
	MDC Holdings, Inc.
2,221,000	5.50%, 10/15/23 (c)	2,326,498
4,381,000	6.00%, 10/15/42 (c)	3,877,185
	Murphy Oil Corp.
4,437,000	4.00%, 03/01/22 (c)	4,433,166
5,224,000	4.45%, 09/01/22 (c)	5,244,396
3,074,000	5.88%, 06/01/42 (c)	2,752,400
2,105,000	7.05%, 05/01/29	2,297,971
	Nabors Industries, Inc.
6,091,000	4.63%, 09/15/21	6,098,614
6,129,000	5.00%, 09/15/20	6,251,580
3,071,000	5.10%, 06/15/23 (c)	2,894,418

See Notes to Financial Statements

43

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

United States: (continued)
	New Albertsons, Inc.
$5,634,000	7.45%, 08/01/29	$5,267,790
3,510,000	8.00%, 05/01/31	3,343,275
4,368,000	NGPL Pipeco LLC 144A 7.77%, 12/15/37	5,383,560
	NuStar Logistics, LP
2,233,000	4.75%, 11/01/21 (c)	2,266,495
3,974,000	4.80%, 09/01/20	4,043,545
	Oceaneering International, Inc.
4,417,000	4.65%, 08/15/24 (c)	4,216,910
2,620,000	6.00%, 11/01/27 (c)	2,577,425
	Owens & Minor, Inc.
2,400,000	3.88%, 09/15/21	1,968,000
2,420,000	4.38%, 09/15/24 (c)	1,579,050
2,438,000	Pactiv LLC 7.95%, 12/15/25	2,511,140
	Pitney Bowes, Inc.
2,575,000	3.88%, 09/15/20	2,592,050
5,292,000	3.88%, 09/01/21 (c)	5,265,540
3,531,000	4.38%, 04/15/22 (c) †	3,482,449
4,407,000	4.63%, 12/15/23 (c)	4,155,801
3,521,000	4.95%, 03/01/23 (c)	3,450,580
	PulteGroup, Inc.
2,632,000	6.00%, 02/15/35	2,612,260
3,519,000	6.38%, 05/15/33	3,694,950
2,636,000	7.88%, 06/15/32	3,077,530
	Qwest Capital Funding, Inc.
3,117,000	6.88%, 07/15/28	2,883,225
3,137,000	7.75%, 02/15/31	2,901,725
	Qwest Corp.
8,271,000	6.75%, 12/01/21	8,835,372
7,480,000	6.88%, 05/31/19 (c)	7,486,424
2,167,000	7.13%, 05/31/19 (c)	2,189,517
2,185,000	7.25%, 09/15/25	2,389,216
3,511,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	4,406,305
2,495,000	Rite Aid Corp. 7.70%, 02/15/27 †	1,509,475
	Rowan Cos, Inc.
3,475,000	4.75%, 10/15/23 (c) †	2,901,625
5,449,000	4.88%, 03/01/22 (c)	5,285,530
3,437,000	5.40%, 06/01/42 (c)	2,182,495
3,511,000	5.85%, 07/15/43 (c)	2,308,483
5,645,152	Ruby Pipeline LLC 144A 6.00%, 04/01/22 †	5,541,724
2,564,000	Safeway, Inc. 7.25%, 02/01/31 †	2,448,620
	Sealed Air Corp. 144A
225,000	4.88%, 09/01/22 (c)	233,156
3,683,000	6.88%, 07/15/33	4,032,885
	SLM Corp.
4,816,000	5.63%, 08/01/33	3,900,960
311,000	8.00%, 03/25/20	323,051
8,097,000	Southwestern Energy Co. 6.20%, 10/23/24 (c)	8,000,889
	Sprint Capital Corp.
21,653,000	6.88%, 11/15/28	20,773,347
17,503,000	8.75%, 03/15/32	18,421,907
Principal Amount		Value

United States: (continued)
	Symantec Corp.
$3,560,000	3.95%, 03/15/22 (c)	$3,570,388
6,611,000	4.20%, 09/15/20	6,698,496
3,161,000	Tenet Healthcare Corp. 6.88%, 11/15/31	2,955,535
6,190,789	Topaz Solar Farms LLC 144A 5.75%, 09/30/39	6,497,383
3,530,000	Trinity Industries, Inc. 4.55%, 07/01/24 (c)	3,395,491
5,379,000	Under Armour, Inc. 3.25%, 03/15/26 (c)	4,968,097
4,809,000	United States Cellular Corp. 6.70%, 12/15/33	5,133,607
3,091,000	United States Steel Corp. 6.65%, 06/01/37	2,580,985
6,665,000	Washington Prime Group LP 5.95%, 06/15/24 (c) †	6,187,020
2,195,000	Weatherford International LLC 6.80%, 06/15/37	1,393,825
	Wyndham Destinations, Inc.
3,546,000	3.90%, 12/01/22 (c)	3,507,216
5,657,000	4.25%, 12/01/21 (c)	5,671,142
2,662,000	5.40%, 02/01/24 (c)	2,755,170
3,532,000	5.75%, 01/01/27 (c)	3,562,905
3,101,000	6.35%, 07/01/25 (c)	3,310,317
	Xerox Corp.
3,302,000	2.75%, 09/01/20	3,286,811
2,773,000	2.80%, 05/15/20	2,765,513
3,163,000	3.50%, 08/20/20	3,163,000
2,636,000	3.80%, 05/15/24 †	2,541,104
2,381,000	4.07%, 03/17/22	2,379,810
8,812,000	4.13%, 02/15/23 (c)	8,834,030
9,237,000	4.50%, 05/15/21	9,384,792
2,198,000	4.80%, 03/01/35	1,780,380
3,080,000	6.75%, 12/15/39 †	2,949,100
2,664,000	XPO CNW, Inc. 6.70%, 05/01/34	2,384,280
	Yum! Brands, Inc.
3,084,000	3.75%, 08/01/21 (c)	3,091,710
3,121,000	3.88%, 08/01/20 (c)	3,144,407
2,848,000	3.88%, 08/01/23 (c) †	2,848,000
2,444,000	5.35%, 05/01/43 (c)	2,162,940
2,898,000	6.88%, 11/15/37	2,999,430
		754,717,834
Total Corporate Bonds (Cost: $975,421,734)		956,392,923

Number of Shares
MONEY MARKET FUND: 0.2% (Cost: $2,070,625)
2,070,625	Dreyfus Government Cash Management Fund – Institutional Shares	2,070,625
Total Investments Before Collateral for Securities Loaned: 98.2% (Cost: $977,492,359)		958,463,548

See Notes to Financial Statements

44

Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 6.0%
Repurchase Agreements: 6.0%
$13,963,649	Repurchase agreement dated 4/30/19 with Citigroup Global Markets, Inc. , 2.77%, due 5/1/19, proceeds $13,964,723; (collateralized by various U.S. government and agency obligations, 1.25% to 8.50%, due 5/25/19 to 4/20/69, valued at $14,242,922 including accrued interest)	$13,963,649
13,963,649	Repurchase agreement dated 4/30/19 with Daiwa Capital Markets America, Inc., 2.78%, due 5/1/19, proceeds $13,964,727; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/14/19 to 9/9/49, valued at $14,242,923 including accrued interest)	13,963,649
13,963,649	Repurchase agreement dated 4/30/19 with HSBC Securities USA, Inc., 2.76%, due 5/1/19, proceeds $13,964,720; (collateralized by various U.S. government and agency obligations, 3.00% to 5.00%, due 3/1/30 to 12/1/48, valued at $14,242,922 including accrued interest)	13,963,649
Principal Amount		Value

Repurchase Agreements: (continued)
$13,963,649	Repurchase agreement dated 4/30/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.77%, due 5/1/19, proceeds $13,964,723; (collateralized by various U.S. government and agency obligations, 2.50% to 4.50%, due 5/1/30 to 5/1/49, valued at $14,242,922 including accrued interest)	$13,963,649
2,935,612	Repurchase agreement dated 4/30/19 with Mizuho Securities USA, Inc., 2.72%, due 5/1/19, proceeds $2,935,834; (collateralized by various U.S. government and agency obligations, 0.00% to 2.88%, due 5/28/19 to 11/15/46, valued at $2,994,326 including accrued interest)	2,935,612
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $58,790,208)		58,790,208
Total Investments: 104.2% (Cost: $1,036,282,567)		1,017,253,756
Liabilities in excess of other assets: (4.2)%		(41,337,390)
NET ASSETS: 100.0%		$975,916,366

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $56,640,548.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $91,192,515, or 9.3% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	16.4%	$156,683,166
Communications	17.2	164,573,940
Consumer, Cyclical	10.5	100,703,576
Consumer, Non-cyclical	4.1	39,212,623
Energy	21.4	205,476,123
Financial	15.6	149,899,692
Industrial	3.9	37,162,396
Technology	10.7	102,681,407
Money Market Fund	0.2	2,070,625
	100.0%	$958,463,548

See Notes to Financial Statements

45

VANECK VECTORS FALLEN ANGEL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$956,392,923	$—	$956,392,923
Money Market Fund	2,070,625	—	—	2,070,625
Repurchase Agreements	—	58,790,208	—	58,790,208
Total	$2,070,625	$1,015,183,131	$—	$1,017,253,756

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

46

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal Amount			Value

CORPORATE BONDS: 62.0%
Australia: 1.3%
AUD	30,000	Commonwealth Bank of Australia 3.25%, 03/31/22	$21,878
		National Australia Bank Ltd.
USD	75,000	3.63%, 06/20/23	76,768
AUD	60,000	4.00%, 12/16/21	44,451
EUR	100,000	National Australia Bank Ltd. Reg S 0.35%, 09/07/22	113,281
AUD	100,000	Westpac Banking Corp. Reg S 3.10%, 06/03/21	72,111
			328,489
Austria: 0.9%
USD	100,000	Suzano Austria GmbH 5.75%, 07/14/26	106,750
EUR	100,000	Verbund AG Reg S 1.50%, 11/20/24	119,111
			225,861
Brazil: 0.8%
USD	100,000	Banco Nacional de Desenvolvimento Econômico e Social Reg S 4.75%, 05/09/24	102,876
EUR	100,000	BRF SA Reg S 2.75%, 06/03/22	114,418
			217,294
British Virgin Islands: 0.4%
USD	95,800	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/26 (c)	95,621
Canada: 1.3%
CAD	250,000	CPPIB Capital, Inc. Reg S 3.00%, 06/15/28	194,859
	75,000	Ontario Power Generation, Inc. 3.84%, 12/22/47 (c)	56,503
USD	100,000	Toronto-Dominion Bank 1.85%, 09/11/20	99,096
			350,458
Cayman Islands: 1.6%
	100,000	Fibria Overseas Finance Ltd. 5.50%, 01/17/27	105,758
	200,000	MTR Corp. CI Ltd. Reg S 2.50%, 11/02/26	190,089
EUR	100,000	Three Gorges Finance II Cayman Islands Ltd. Reg S 1.30%, 06/21/24	114,413
			410,260
Chile: 0.2%
USD	50,000	Inversiones CMPC SA 144A 4.38%, 04/04/27	50,844
China / Hong Kong: 3.3%
	200,000	Agricultural Bank of China Ltd. Reg S 2.75%, 10/20/20	199,399
		Bank of China Ltd. Reg S
EUR	100,000	0.75%, 07/12/21	113,242
USD	200,000	2.25%, 07/12/21	196,465
Principal Amount			Value

China / Hong Kong: (continued)
EUR	125,000	CGNPC International Ltd. Reg S 1.63%, 12/11/24	$142,843
USD	200,000	China Development Bank Reg S 2.75%, 11/16/22	199,037
			850,986
Costa Rica: 0.2%
	50,000	Banco Nacional de Costa Rica 5.88%, 04/25/21	50,563
Denmark: 0.6%
EUR	140,000	Orsted A/S Reg S 1.50%, 08/26/29 (c)	164,118
Finland: 0.4%
	100,000	Nordea Bank Abp Reg S 0.30%, 06/30/22	113,146
France: 10.1%
	100,000	BNP Paribas Reg S 0.50%, 06/01/22	113,908
	100,000	Covivio Reg S 1.88%, 02/20/26 (c)	117,134
	100,000	Credit Agricole SA/London Reg S 0.75%, 12/05/23	114,715
USD	250,000	Electricite de France SA 144A 3.63%, 07/13/25 (c)	255,071
		Electricite de France SA Reg S
EUR	100,000	1.00%, 07/13/26 (c)	115,133
	100,000	2.25%, 04/27/21	117,478
		Engie SA Reg S
	200,000	1.38%, 11/28/28 (c)	237,928
	100,000	1.50%, 12/27/27 (c)	121,184
	200,000	2.38%, 05/19/26	256,977
	100,000	HSBC France SA 0.63%, 12/03/20	113,575
	100,000	ICADE Reg S 1.50%, 06/13/27 (c)	113,236
	100,000	Paprec Holding SA Reg S 4.00%, 03/31/21 (c)	108,448
		SNCF Reseau EPIC Reg S
	100,000	1.00%, 11/09/31	114,239
	200,000	1.88%, 03/30/34	249,268
	200,000	Societe Du Grand Paris EPIC Reg S 1.13%, 10/22/28 †	236,576
	100,000	Societe Generale SA Reg S 0.75%, 11/25/20	113,729
	100,000	Unibail-Rodamco SE Reg S 1.00%, 03/14/25	115,943
			2,614,542
Germany: 9.0%
		Berlin Hyp AG Reg S
	100,000	0.50%, 09/26/23	112,141
	100,000	1.13%, 10/25/27	113,916
	100,000	1.50%, 04/18/28	116,304
	100,000	Deutsche Kreditbank AG 0.63%, 06/08/21	112,898
		Kreditanstalt fuer Wiederaufbau
	100,000	0.05%, 05/30/24	113,624
	350,000	0.25%, 06/30/25	401,361
SEK	2,000,000	0.50%, 01/27/21	212,290

See Notes to Financial Statements

47

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Germany: (continued)
USD	50,000	1.75%, 10/15/19	$49,814
	50,000	1.88%, 11/30/20	49,637
	100,000	2.00%, 11/30/21	99,238
	100,000	2.00%, 09/29/22	98,985
		Kreditanstalt fuer Wiederaufbau Reg S
EUR	125,000	0.13%, 10/27/20	141,373
	140,000	0.38%, 07/22/19	157,231
AUD	150,000	2.40%, 07/02/20	106,633
EUR	100,000	Landesbank Baden-Wuerttemberg Reg S 0.20%, 12/13/21	112,582
	50,000	Muenchener Hypothekenbank eG Reg S 0.25%, 12/13/23	56,811
		NRW Bank Reg S
	125,000	0.50%, 09/13/27	142,559
	100,000	0.88%, 11/10/25	117,759
	50,000	Senvion Holding GmbH Reg S 3.88%, 05/10/19 (c)	21,994
			2,337,150
India: 0.2%
USD	50,000	Axis Bank Ltd. 144A 2.88%, 06/01/21	49,412
Italy: 1.8%
EUR	100,000	Ferrovie dello Stato Italiane SpA Reg S 0.88%, 12/07/23	112,036
	100,000	Hera SpA Reg S 2.38%, 07/04/24	121,317
	100,000	Intesa Sanpaolo SpA Reg S 0.88%, 06/27/22	112,872
	100,000	Terna Rete Elettrica Nazionale SpA Reg S 1.00%, 07/23/23	115,388
			461,613
Japan: 2.0%
USD	200,000	Development Bank of Japan, Inc. Reg S 2.50%, 10/18/22	199,102
EUR	100,000	Mitsubishi UFJ Financial Group, Inc. Reg S 0.68%, 01/26/23	113,729
	100,000	Mizuho Financial Group, Inc. Reg S 0.96%, 10/16/24	114,745
USD	100,000	Sumitomo Mitsui Banking Corp. 2.45%, 10/20/20	99,598
			527,174
Luxembourg: 0.7%
	40,000	Klabin Finance SA 144A 4.88%, 09/19/27	39,090
EUR	125,000	Prologis International Funding II SA Reg S 1.75%, 12/15/27 (c)	146,017
			185,107
Principal Amount			Value

Mauritius: 0.4%
USD	100,000	Greenko Investment Co. 144A 4.88%, 08/16/19 (c)	$95,402
Netherlands: 10.2%
		ABN Amro Bank NV Reg S
EUR	150,000	0.63%, 05/31/22	171,665
	50,000	0.75%, 06/09/20	56,599
	100,000	Cooperatieve Rabobank UA Reg S 0.13%, 10/11/21	112,831
	100,000	EDP Finance BV Reg S 1.88%, 10/13/25	119,278
	40,000	EnBW International Finance BV Reg S 1.88%, 07/31/33 (c)	48,128
		Enel Finance International NV Reg S
	200,000	1.00%, 09/16/24	230,379
	100,000	1.13%, 06/16/26 (c)	113,722
		Greenko Dutch BV 144A
USD	100,000	4.88%, 07/24/19 (c)	99,055
	50,000	5.25%, 07/24/20 (c)	48,879
EUR	100,000	Iberdrola International BV Reg S 1.13%, 04/21/26	117,130
	100,000	ING Bank NV Reg S 0.75%, 11/24/20	113,669
USD	150,000	ING Groep NV 144A 4.63%, 01/06/26	158,562
EUR	100,000	innogy Finance BV Reg S 1.25%, 07/19/27 (c)	115,080
	100,000	Naturgy Finance BV Reg S 0.88%, 02/15/25 (c)	114,170
SEK	2,000,000	Nederlandse Waterschapsbank NV 1.00%, 04/11/25	214,145
		Nederlandse Waterschapsbank NV Reg S
	300,000	0.70%, 01/25/23	31,929
EUR	150,000	1.00%, 09/03/25	178,093
	100,000	Royal Schiphol Group NV Reg S 1.50%, 08/05/30 (c)	118,591
		TenneT Holding BV Reg S
	200,000	1.75%, 03/04/27 (c)	243,092
	200,000	2.00%, 03/05/34 (c)	246,856
			2,651,853
Norway: 1.6%
	200,000	DNB Boligkreditt AS Reg S 0.63%, 06/19/25	230,332
	150,000	SpareBank 1 Boligkreditt AS Reg S 0.50%, 01/30/25	171,921
			402,253
South Korea: 0.4%
USD	50,000	Hyundai Capital Services, Inc. 144A 2.88%, 03/16/21	49,681
	50,000	Korea Hydro & Nuclear Power Co. Ltd. 144A 3.75%, 07/25/23	51,347
			101,028

See Notes to Financial Statements

48

Principal Amount			Value

Spain: 4.5%
EUR	100,000	ACS Servicios Comunicaciones y Energia SL Reg S 1.88%, 01/20/26 (c)	$112,375
		Adif - Alta Velocidad Reg S
	100,000	0.80%, 07/05/23	114,864
	100,000	1.25%, 05/04/26	115,767
	100,000	Banco Bilbao Vizcaya Argentaria SA Reg S 1.38%, 05/14/25	114,850
		Iberdrola Finanzas SA Reg S
	100,000	1.00%, 12/07/23 (c)	116,430
	300,000	1.00%, 12/07/24 (c)	349,314
	100,000	1.25%, 09/13/27	117,061
	100,000	Telefonica Emisiones SA Reg S 1.07%, 11/05/23 (c)	115,113
			1,155,774
Sweden: 0.9%
	100,000	Skandinaviska Enskilda Banken AB Reg S 0.30%, 02/17/22	113,039
	100,000	Swedbank AB Reg S 0.25%, 11/07/22	111,955
			224,994
United Kingdom: 1.4%
GBP	100,000	Anglian Water Services Financing Plc Reg S 1.63%, 05/10/25 (c)	127,873
EUR	100,000	Barclays Plc Reg S 0.63% (EUR Swap Annual 1 Year+.50%), 11/14/22 (c)	111,607
	100,000	SSE Plc Reg S 0.88%, 06/06/25 (c)	112,718
			352,198
United States: 7.8%
USD	100,000	Alexandria Real Estate Equities, Inc. 3.80%, 02/15/26 (c)	102,271
		Apple, Inc.
	150,000	2.85%, 12/23/22 (c)	151,062
	100,000	3.00%, 03/20/27 (c)	99,383
	50,000	Avangrid, Inc. 3.15%, 10/01/24 (c)	49,421
	100,000	Bank of America Corp. 2.15%, 11/09/19 (c)	99,228
	100,000	Boston Properties LP 4.50%, 09/01/28 (c)	107,134
EUR	100,000	Citigroup, Inc. Reg S 0.50%, 12/29/21 (c)	113,372
USD	100,000	Digital Realty Trust LP 3.95%, 05/01/22 (c)	102,861
	100,000	Duke Energy Carolinas LLC 3.95%, 08/15/28 (c)	106,210
	80,000	Kaiser Foundation Hospitals 3.15%, 02/01/27 (c)	79,902
		MidAmerican Energy Co.
	100,000	3.10%, 02/01/27 (c)	100,285
	100,000	3.65%, 02/01/48 (c)	96,744
	75,000	4.25%, 01/15/49 (c)	80,249
Number of Shares			Value

United States: (continued)
USD	100,000	Public Service Co. of Colorado 3.70%, 12/15/27 (c)	$103,808
	50,000	Regency Centers LP 3.75%, 03/15/24 (c)	50,947
		Southern Power Co.
EUR	100,000	1.00%, 06/20/22	115,394
USD	100,000	1.95%, 12/15/19	99,586
	100,000	4.15%, 09/01/25 (c)	104,165
	50,000	TerraForm Power Operating LLC 144A 6.63%, 06/15/20 (c) (s)	52,438
EUR	100,000	Toyota Motor Credit Corp. Reg S 0.05%, 07/21/21 ♦	112,340
USD	100,000	Verizon Communications, Inc. 3.88%, 11/08/28 (c)	103,598
			2,030,398
Total Corporate Bonds (Cost: $16,142,141)			16,046,538
FOREIGN GOVERNMENT OBLIGATIONS: 37.3%
Australia: 1.3%
AUD	200,000	New South Wales Treasury Corp. Reg S 3.00%, 11/15/28	149,922
	200,000	Queensland Treasury Corp. Reg S 144A 3.00%, 03/22/24	148,932
	50,000	Treasury Corp. of Victoria Reg S 1.75%, 07/27/21	35,395
			334,249
Belgium: 2.1%
EUR	450,000	Kingdom of Belgium Government Bond Reg S 1.25%, 04/22/33	535,166
Canada: 2.0%
USD	100,000	Export Development Canada 1.63%, 06/01/20	99,193
		Province of Ontario Canada
CAD	165,000	1.95%, 01/27/23	123,134
	170,000	2.65%, 02/05/25	130,227
		Province of Quebec Canada
	170,000	1.65%, 03/03/22	126,072
	50,000	2.25%, 02/22/24	37,620
			516,246
Denmark: 0.4%
EUR	100,000	Kommunekredit Reg S 0.75%, 07/05/28	115,358
Finland: 0.2%
USD	50,000	Municipality Finance Plc 144A 1.38%, 09/21/21	48,801
France: 9.7%
EUR	100,000	Caisse des dépôts et consignations Reg S 0.20%, 03/01/22	113,882
	100,000	City of Paris France Reg S 1.75%, 05/25/31	124,296
	100,000	French Development Agency Reg S 1.38%, 09/17/24	119,874

See Notes to Financial Statements

49

VANECK VECTORS GREEN BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

France: (continued)
EUR	1,500,000	French Republic Government Bond OAT Reg S 144A 1.75%, 06/25/39	$1,899,176
	200,000	Region of Ile de France Reg S 2.38%, 04/24/26	258,395
			2,515,623
Indonesia: 0.3%
USD	75,000	Perusahaan Penerbit SBSN Indonesia III 144A 3.90%, 08/20/24	76,271
Ireland: 1.5%
EUR	325,000	Ireland Government Bond Reg S 1.35%, 03/18/31	389,001
Lithuania: 0.4%
	100,000	Lietuvos Energija UAB Reg S 2.00%, 07/14/27	115,860
Mexico: 0.2%
USD	50,000	Nacional Financiera SNC 144A 3.38%, 11/05/20	50,001
Norway: 0.5%
	125,000	Kommunalbanken AS 144A 2.13%, 02/11/25	122,578
Poland: 1.4%
		Republic of Poland Government International Bond Reg S
EUR	55,000	0.50%, 12/20/21	62,704
	250,000	1.13%, 08/07/26	295,091
			357,795
South Korea: 0.2%
USD	50,000	Export-Import Bank of Korea 2.13%, 02/11/21	49,504
Supranational: 15.4%
SEK	1,000,000	African Development Bank Reg S 0.38%, 06/01/22	106,031
		Asian Development Bank
EUR	40,000	0.35%, 07/16/25	45,671
USD	125,000	1.00%, 08/16/19	124,463
	150,000	1.88%, 08/10/22	147,865
	100,000	2.38%, 08/10/27	98,756
	100,000	European Bank for Reconstruction & Development 0.88%, 07/22/19	99,638
		European Investment Bank
EUR	175,000	0.50%, 11/13/37	183,254
	250,000	1.38%, 11/15/19	283,023
	50,000	1.50%, 11/15/47	60,988
USD	200,000	2.13%, 04/13/26	195,480
	100,000	2.38%, 05/24/27 †	99,186
	75,000	2.50%, 10/15/24	75,380
AUD	100,000	3.30%, 02/03/28	75,986
		European Investment Bank 144A
CAD	100,000	1.25%, 11/05/20	73,782
	50,000	2.38%, 01/18/23	37,871
		European Investment Bank Reg S
SEK	700,000	0.50%, 07/19/22	74,556
EUR	200,000	0.50%, 11/15/23	232,033
	400,000	1.25%, 11/13/26	489,963
GBP	235,000	2.25%, 03/07/20	310,063
AUD	80,000	2.70%, 01/12/23	58,248
SEK	400,000	2.75%, 11/13/23	46,829
Principal Amount			Value

Supranational: (continued)
		International Bank for Reconstruction & Development
USD	230,000	2.13%, 03/03/25	$226,771
	150,000	3.13%, 11/20/25	155,866
		International Finance Corp.
	280,000	2.00%, 10/24/22	277,002
	50,000	2.13%, 04/07/26	48,838
		Nordic Investment Bank
SEK	1,000,000	0.16%, 04/23/20	105,546
USD	75,000	2.25%, 09/30/21	74,714
		Nordic Investment Bank Reg S
EUR	125,000	0.13%, 06/10/24	142,173
SEK	400,000	0.63%, 01/20/21	42,591
			3,992,567
Sweden: 0.9%
USD	175,000	Kommuninvest I Sverige AB 144A
		1.88%, 06/01/21	173,166
	50,000	Svensk Exportkredit AB
		1.88%, 06/23/20	49,684
			222,850
Switzerland: 0.3%
CHF	75,000	Canton of Geneva Reg S
		0.25%, 11/29/27	75,313
United Kingdom: 0.5%
GBP	100,000	Transport for London Reg S
		2.13%, 04/24/25	134,325
Total Foreign Government Obligations (Cost: $9,570,303)			9,651,508

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $22,734)
	22,734	Dreyfus Government Cash Management Fund – Institutional Shares	22,734
Total Investments Before Collateral for Securities Loaned: 99.4% (Cost: $25,735,178)			25,720,780

Principal Amount
SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9% (Cost: $227,674)
Repurchase Agreements: 0.9%
USD	227,674	Repurchase agreement dated 4/30/19 with Citigroup Global Markets, Inc., 2.75%, due 5/1/19, proceeds $227,691; (collateralized by various U.S. government and agency obligations, 0.00% to 2.13%, due 5/9/19 to 9/30/21, valued at $232,228 including accrued interest)	227,674
Total Investments: 100.3% (Cost: $25,962,852)			25,948,454
Liabilities in excess of other assets: (0.3)%			(78,218)
NET ASSETS: 100.0%			$25,870,236

See Notes to Financial Statements

50

Definitions:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
SEK	Swedish Krona
USD	United States Dollar

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
†	Security fully or partially on loan. Total market value of securities on loan is $217,474.
♦	Rate shown is the effective yield at purchase date
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $3,675,980, or 14.2% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.2%	$302,442
Communications	0.8	218,711
Consumer, Cyclical	0.6	162,021
Consumer, Non-cyclical	3.1	788,458
Energy	1.2	314,785
Financial	31.2	8,017,053
Government	37.5	9,651,508
Industrial	3.1	787,734
Technology	1.0	250,445
Utilities	20.2	5,204,889
Money Market Fund	0.1	22,734
	100.0%	$25,720,780

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$16,046,538	$—	$16,046,538
Foreign Government Obligations*	—	9,651,508	—	9,651,508
Money Market Fund	22,734	—	—	22,734
Repurchase Agreements	—	227,674	—	227,674
Total	$22,734	$25,925,720	$—	$25,948,454

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

51

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal Amount			Value

CORPORATE BONDS: 97.5%
Argentina: 1.4%
USD	130,000	Arcor SAIC 144A 6.00%, 07/06/20 (c) †	$122,207
	150,000	Cablevision SA 144A 6.50%, 06/15/19 (c)	142,500
	100,000	Genneia SA 144A 8.75%, 01/20/20 (c)	79,700
		Pampa Energia SA 144A
	50,000	7.38%, 07/21/20 (c) †	45,250
	200,000	7.50%, 01/24/22 (c)	170,500
	150,000	Pan American Energy LLC Reg S 7.88%, 05/07/21	149,625
	150,000	Transportadora de Gas del Sur SA 144A 6.75%, 05/02/22 (c)	136,500
		YPF SA 144A
	170,000	6.95%, 07/21/27	145,172
	25,000	7.00%, 06/15/47 (c)	19,469
	100,000	8.50%, 03/23/21 †	98,045
	370,000	8.50%, 07/28/25	339,937
	100,000	8.75%, 04/04/24	96,350
			1,545,255
Australia: 0.4%
	300,000	FMG Resources 144A 5.13%, 02/15/24 (c)	305,625
	150,000	Virgin Australia Holdings Ltd. 144A 7.88%, 10/15/21	154,500
			460,125
Austria: 0.7%
	400,000	JBS Investments GmbH 144A 7.25%, 05/31/19 (c)	415,940
	150,000	JBS Investments II GmbH 144A 7.00%, 01/15/22 (c)	156,450
EUR	100,000	Raiffeisenlandesbank Niederoesterreich-Wien AG 5.88%, 11/27/23	125,042
	100,000	Wienerberger AG 5.00% (EUR Swap Annual 5 Year+5.95%), 02/09/21 (c)	119,400
			816,832
Azerbaijan: 0.1%
USD	170,000	International Bank of Azerbaijan OJSC Reg S 3.50%, 09/01/24	150,875
Bahamas: 0.2%
EUR	200,000	Starfruit Finco BV / Starfruit US Holdco LLC Reg S 6.50%, 10/01/21 (c)	231,069
Bermuda: 0.8%
USD	200,000	China Oil & Gas Group Ltd. Reg S 4.63%, 04/20/20 (c)	196,363
	51,000	Digicel Group One Ltd. 144A 8.25%, 12/30/20 (c)	33,966
		Digicel Group Two Ltd. 144A
	49,000	8.25%, 09/30/20 (c)	19,355
	401,711	9.13% 05/31/19 (c) †	130,556
Principal Amount			Value

Bermuda: (continued)
USD	300,000	Digicel Ltd. 144A 6.00%, 05/31/19 (c) †	$266,250
	200,000	Inkia Energy Ltd. 144A 5.88%, 11/09/22 (c)	201,202
			847,692
Brazil: 4.0%
	100,000	B3 SA - Brasil Bolsa Balcao 5.50%, 07/16/20	103,050
		Banco Bradesco SA 144A
	100,000	5.75%, 03/01/22	105,851
	350,000	5.90%, 01/16/21 †	363,825
	200,000	Banco BTG Pactual SA Reg S 5.75%, 09/28/22	203,340
	750,000	Banco do Brasil SA 3.88%, 10/10/22	749,062
	200,000	Banco do Brasil SA 144A 5.88%, 01/19/23	211,752
	100,000	Banco do Brasil SA/Cayman 4.63%, 01/15/25	101,325
	200,000	Banco Safra SA/Cayman Islands 144A 4.13%, 02/08/23	200,650
	300,000	BRF SA 144A 4.75%, 05/22/24 †	290,250
	150,000	Caixa Economica Federal 144A 3.50%, 11/07/22	149,664
	200,000	Cemig Geracao e Transmissao SA 9.25%, 12/05/23 (c)	220,190
	200,000	Centrais Eletricas Brasileiras SA 144A 5.75%, 10/27/21	207,527
	100,000	Cia Brasileira de Aluminio 4.75%, 06/17/24 †	104,000
	200,000	Cielo SA 144A 3.75%, 11/16/22 †	197,120
	200,000	Globo Comunicacao e Participacoes SA 4.84%, 03/08/25 (c) †	198,802
	100,000	Itau Unibanco Holding SA 6.20%, 12/21/21	106,101
		Itau Unibanco Holding SA 144A
	500,000	5.13%, 05/13/23	522,125
	300,000	5.75%, 01/22/21	311,016
	200,000	Natura Cosmeticos SA 5.38%, 02/01/21 (c)	202,500
			4,548,150
British Virgin Islands: 3.5%
	100,000	Arcos Dorados Holdings, Inc. 144A 6.63%, 09/27/23	107,125
	200,000	Baoxin Auto Finance I Ltd. Reg S 5.63% (US Treasury Yield Curve Rate T 3 Year+8.91%), 10/30/20 (c)	190,983
	100,000	Central American Bottling Corp. 144A 5.75%, 01/31/22 (c)	103,000

See Notes to Financial Statements

52

Principal Amount			Value

British Virgin Islands: (continued)
USD	200,000	Easy Tactic Ltd. 5.88%, 11/17/20 (c)	$192,742
		Easy Tactic Ltd. Reg S
	200,000	5.75%, 01/13/20 (c)	195,566
	200,000	7.00%, 04/25/20 (c)	202,697
	300,000	Fortune Star BVI Ltd. Reg S 5.25%, 03/23/20 (c)	296,030
	100,000	Gold Fields Orogen Holding BVI Ltd. 4.88%, 10/07/20	101,520
		Greenland Global Investment Ltd. Reg S
	200,000	4.85%, 08/17/20 †	198,394
	200,000	5.88%, 07/03/24	188,348
	200,000	New Metro Global Ltd. Reg S 6.50%, 04/23/20 (c)	201,456
	250,000	RKI Overseas Finance 2017 A Ltd. 7.00%, 06/23/22 (c)	212,856
	500,000	Scenery Journey Ltd. Reg S 11.00%, 11/06/20 †	520,890
	250,000	Sino-Ocean Land Treasure III Ltd. Reg S 4.90% (US Treasury Yield Curve Rate T 5 Year+3.26%), 09/21/22 (c) †	219,433
	191,600	Star Energy Geothermal Wayang Windu Ltd. 144A 6.75%, 04/24/26 (c)	191,242
	200,000	Studio City Co. Ltd. 144A 7.25%, 05/31/19 (c)	207,000
	200,000	Studio City Finance Ltd. 144A 7.25%, 02/11/21 (c)	209,200
	200,000	Wanda Properties International Co. Ltd. Reg S 7.25%, 01/29/24	203,788
	200,000	Wealth Driven Ltd. 5.50%, 08/17/19 (c) (p)	198,992
			3,941,262
Bulgaria: 0.1%
EUR	125,000	Bulgarian Energy Holding EAD Reg S 3.50%, 06/28/25	144,825
Canada: 6.4%
USD	125,000	Air Canada 144A 7.75%, 04/15/21	134,063
	100,000	Athabasca Oil Corp. 144A 9.88%, 05/31/19 (c)	97,844
	100,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP 144A 8.75%, 07/15/21 (c)	101,375
	150,000	Baytex Energy Corp. 144A 5.63%, 06/01/19 (c)	142,875
		Bombardier, Inc. 144A
	50,000	6.00%, 05/31/19 (c)	50,281
	150,000	6.13%, 01/15/23	150,188
CAD	150,000	7.35%, 12/22/26	112,013
Principal Amount			Value

Canada: (continued)
USD	100,000	7.50%, 12/01/20 (c)	$102,000
	300,000	7.50%, 03/15/20 (c)	301,875
	375,000	7.88%, 04/15/22 (c)	377,812
	100,000	8.75%, 12/01/21	111,000
	200,000	Brookfield Residential 144A 6.50%, 05/31/19 (c)	200,750
	125,000	Cascades, Inc. 144A 5.50%, 05/31/19 (c)	126,563
	125,000	Eldorado Gold Corp. 144A 6.13%, 05/31/19 (c)	124,688
	200,000	Emera, Inc. 6.75% (ICE LIBOR USD 3 Month+5.44%), 06/15/26 (c)	215,517
		First Quantum Minerals Ltd. 144A
	200,000	7.25%, 10/01/19 (c)	198,250
	450,000	7.50%, 04/01/20 (c) †	436,500
	100,000	Garda World Security Corp. 144A 8.75%, 05/15/20 (c)	94,770
	100,000	goeasy Ltd. 144A 7.88%, 11/01/19 (c)	105,500
	100,000	Hudbay Minerals, Inc. 144A 7.63%, 01/15/20 (c)	104,500
	125,000	Hulk Finance Corp. 144A 7.00%, 06/01/21 (c)	122,188
	100,000	IAMGOLD Corp. 144A 7.00%, 04/15/20 (c)	102,500
	256,000	Lightstream Resources 144A 8.63%, 05/31/19 (c) (d) *	5
	175,000	Mattamy Group Corp. 144A 6.88%, 12/15/19 (c)	182,000
	350,000	MEG Energy Corp. 144A 6.38%, 05/31/19 (c)	332,062
	100,000	New Gold, Inc. 144A 6.25%, 05/08/19 (c)	91,250
		New Red Finance, Inc. 144A
	180,000	4.25%, 05/15/20 (c)	177,750
	200,000	4.63%, 05/31/19 (c)	201,125
	350,000	5.00%, 10/15/20 (c)	347,812
	100,000	Northwest Acquisitions ULC / Dominion Finco, Inc. 144A 7.13%, 11/01/19 (c)	84,250
	425,000	NOVA Chemicals Corp. 144A 5.25%, 05/31/19 (c)	429,781
	200,000	Open Text Corp. 144A 5.63%, 05/31/19 (c)	206,000
CAD	150,000	Parkland Fuel Corp. 5.63%, 05/09/20 (c)	113,684
USD	100,000	Parkland Fuel Corp. 144A 6.00%, 04/01/21 (c)	102,250
	150,000	Precision Drilling Corp. 144A 7.13%, 11/15/20 (c)	151,500
	100,000	Quebecor Media, Inc. 5.75%, 01/15/23	104,750
CAD	250,000	Quebecor Media, Inc. 144A 6.63%, 01/15/23	200,158

See Notes to Financial Statements

53

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Canada: (continued)
USD	100,000	Ritchie Bros Auctioneers, Inc. 144A 5.38%, 01/15/20 (c)	$103,250
	200,000	Seven Generations Energy Ltd. 144A 6.75%, 05/31/19 (c)	206,250
CAD	200,000	Sobeys, Inc. 4.70%, 05/08/23 (c)	155,340
USD	150,000	Superior Plus LP / Superior General Partner, Inc. 144A 7.00%, 07/15/21 (c)	154,500
	100,000	Telesat Canada / Telesat LLC 144A 8.88%, 11/15/19 (c)	108,625
	100,000	Tervita Escrow Corp. 144A 7.63%, 05/31/19 (c)	101,750
CAD	200,000	Videotron Ltd. 5.63%, 03/15/25 (c)	158,457
	50,000	Videotron Ltd. Reg S 5.75%, 09/15/20 (c)	40,020
			7,265,621
Cayman Islands: 9.2%
USD	200,000	Agile Group Holdings Ltd. Reg S 9.00%, 05/30/19 (c)	205,881
	200,000	Alpha Star Holding III Ltd. 6.25%, 04/20/22	191,608
	200,000	Central China Real Estate Ltd. Reg S 8.75%, 05/30/19 (c)	208,199
		CFLD Cayman Investment Ltd. Reg S
	200,000	6.50%, 12/21/20	200,487
	200,000	9.00%, 07/31/21	207,484
	200,000	China Aoyuan Property Group Ltd. Reg S 5.38%, 09/13/20 (c)	194,459
		China Evergrande Group
	200,000	6.25%, 06/28/21	190,671
	200,000	8.25%, 03/23/20 (c)	192,366
		China Evergrande Group Reg S
	800,000	8.75%, 06/28/21 (c)	732,106
	300,000	9.50%, 03/29/21 (c)	287,468
	200,000	China SCE Property Holdings Ltd. Reg S 5.88%, 03/10/20 (c) †	195,573
		CIFI Holdings Group Co. Ltd. Reg S
	200,000	5.38% (US Treasury Yield Curve Rate T 5 Year+8.57%), 08/24/22 (c)	186,162
	200,000	7.75%, 05/30/19 (c)	204,398
	200,000	Comcel Trust 144A 6.88%, 05/31/19 (c)	207,625
	400,000	Country Garden Holdings Co. Ltd. Reg S 4.75%, 09/28/20 (c) †	386,093
	200,000	Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.88%, 03/21/23	191,439
Principal Amount			Value

Cayman Islands: (continued)
USD	200,000	Ezdan Sukuk Co. Ltd. Reg S 4.88%, 04/05/22	$177,144
	200,000	Fantasia Holdings Group Co. Ltd. Reg S 7.38%, 10/04/19 (c) †	181,171
	100,000	Global A&T Electronics Ltd. 8.50%, 05/30/19 (c) †	96,200
	275,000	Greentown China Holdings Ltd. Reg S 5.88%, 05/30/19 (c)	278,119
	200,000	Grupo Aval Ltd. 144A 4.75%, 09/26/22	204,200
	100,000	Industrial Senior Trust Reg S 5.50%, 11/01/22	101,500
	350,000	KWG Property Holding Ltd. Reg S 5.88%, 11/10/21 (c)	325,730
	225,000	Lamar Funding Ltd. Reg S 3.96%, 05/07/25	197,962
		Latam Finance Ltd. 144A
	100,000	6.88%, 04/11/21 (c)	103,324
	200,000	7.00%, 03/01/23 (c)	205,250
	400,000	Logan Property Holdings Co. Ltd. 5.25%, 05/23/20 (c)	380,309
	200,000	MAF Global Securities Ltd. Reg S 5.50% (USD Swap Semi 30/360 5 Year+3.48%), 09/07/22 (c)	194,080
	200,000	Melco Resorts Finance Ltd. 144A 4.88%, 06/06/20 (c)	200,403
	400,000	Noble Holding International Ltd. 7.95%, 01/01/25 (c)	354,000
	137,853	Odebrecht Offshore Drilling Finance Ltd. 6.72%, 12/01/21 (c)	131,994
	200,000	Powerlong Real Estate Holdings Ltd. 5.95%, 07/19/20	198,296
	200,000	Ronshine China Holdings Ltd. 8.25%, 02/01/20 (p)	203,738
	200,000	Sable International Finance Ltd. 144A 6.88%, 05/31/19 (c)	209,500
	100,000	Shelf Drilling Holdings Ltd. 144A 8.25%, 02/15/21 (c)	98,500
	200,000	Shimao Property Holdings Ltd. Reg S 4.75%, 07/03/20 (c)	200,360
		Sunac China Holdings Ltd. Reg S
	200,000	7.35%, 07/19/20 (c) †	202,739
	400,000	7.95%, 08/08/20 (c) †	409,120
	200,000	Times China Holdings Ltd. Reg S 7.85%, 06/04/20 (c)	205,597
	235,000	UPCB Finance IV Ltd. 144A 5.38%, 01/15/20 (c)	240,804

See Notes to Financial Statements

54

Principal Amount			Value

Cayman Islands: (continued)
EUR	90,000	UPCB Finance IV Ltd. Reg S 4.00%, 01/15/21 (c)	$106,537
	100,000	UPCB Finance VII Ltd. Reg S 3.63%, 06/15/22 (c)	117,904
USD	200,000	WTT Investment Ltd./Hong Kong 144A 5.50%, 11/21/20 (c)	204,938
	200,000	Wynn Macau Ltd. 144A 5.50%, 10/01/22 (c)	197,000
		Yuzhou Properties Co. Ltd. Reg S
	300,000	6.00%, 10/25/20 (c) †	284,170
	200,000	7.90%, 05/11/20 (c)	205,969
	200,000	Zhenro Properties Group Ltd. Reg S 12.50%, 01/02/21	212,783
			10,411,360
China / Hong Kong: 1.5%
	200,000	Agile Group Holdings Ltd. Reg S 6.88% (US Treasury Yield Curve Rate T 5 Year+9.22%), 03/07/23 (c) †	194,654
	400,000	China Cinda Asset Management Co. Ltd. Reg S 4.45% (US Treasury Yield Curve Rate T 5 Year+3.29%), 09/30/21 (c)	391,500
	200,000	China CITIC Bank International Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.11%), 10/11/21 (c)	190,243
	200,000	China South City Holdings Ltd. Reg S 6.75%, 09/13/19 (c)	175,072
	200,000	Full Dragon Hong Kong International Development Ltd. Reg S 5.60%, 02/14/21	198,479
	200,000	ICBC Asia Ltd. Reg S 4.25% (US Treasury Yield Curve Rate T 5 Year+3.13%), 07/21/21 (c)	198,494
	200,000	Nanyang Commercial Bank Ltd. Reg S 5.00% (US Treasury Yield Curve Rate T 5 Year+3.21%), 06/02/22 (c)	194,498
	200,000	Yanlord Land HK Co. Ltd. Reg S 5.88%, 01/23/20 (c) †	202,664
			1,745,604
Colombia: 1.0%
	100,000	Banco Davivienda SA Reg S 5.88%, 07/09/22	106,251
	100,000	Banco de Bogota SA 6.25%, 05/12/26	109,550
Principal Amount			Value

Colombia: (continued)
USD	200,000	Banco de Bogota SA 144A 5.38%, 02/19/23 †	$209,000
	50,000	Banco GNB Sudameris SA 144A 7.50%, 07/30/22	54,001
	80,000	Banco GNB Sudameris SA Reg S 7.50%, 07/30/22	86,401
		Bancolombia SA
	200,000	4.88% (US Treasury Yield Curve Rate T 5 Year+2.93%), 10/18/22 (c)	203,500
	150,000	5.13%, 09/11/22 †	156,375
	165,000	Colombia Telecomunicaciones SA, ESP Reg S 5.38%, 05/30/19 (c)	168,095
			1,093,173
Curacao: 0.1%
	100,000	Teva Pharmaceutical Finance Co. BV 2.95%, 12/18/22	93,568
	50,000	Teva Pharmaceutical Finance IV BV 3.65%, 11/10/21	49,147
			142,715
Czech Republic: 0.3%
EUR	100,000	Energo-Pro AS Reg S 4.00%, 12/07/20 (c)	112,403
	150,000	Residomo SRO Reg S 3.38%, 10/15/20 (c)	174,586
			286,989
Denmark: 0.4%
	275,000	DKT Finance ApS Reg S 7.00%, 06/17/20 (c)	334,850
	100,000	Norican A/S Reg S 4.50%, 11/15/19 (c)	106,659
			441,509
Finland: 0.7%
		Nokia OYJ
USD	100,000	3.38%, 06/12/22	100,096
	100,000	6.63%, 05/15/39	107,000
EUR	200,000	Nokia OYJ Reg S 2.00%, 12/15/23 (c)	232,142
	125,000	Teollisuuden Voima OYJ 2.50%, 03/17/21	145,610
	175,000	Teollisuuden Voima OYJ Reg S 2.13%, 11/04/24 (c)	201,179
			786,027
France: 5.1%
	100,000	Accor SA Reg S 4.13% (EUR Swap Annual 5 Year+3.65%), 06/30/20 (c)	116,456
		Altice France SA 144A
USD	200,000	6.25%, 06/13/19 (c)	205,750
	900,000	7.38%, 05/01/21 (c)	914,062
EUR	50,000	Altice France SA Reg S 5.63%, 05/30/19 (c)	57,873

See Notes to Financial Statements

55

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

France: (continued)
EUR	100,000	Arkema SA Reg S 4.75% (EUR Swap Annual 5 Year+4.35%), 10/29/20 (c)	$119,380
		Casino Guichard Perrachon SA Reg S
	100,000	1.87%, 03/13/22 (c)	104,947
	200,000	4.50%, 12/07/23 (c)	220,237
	200,000	4.56%, 01/25/23 †	222,442
	100,000	5.98%, 05/26/21	119,625
	250,000	CMA CGM SA Reg S 7.75%, 05/10/19 (c)	283,585
	100,000	Elis SA Reg S 1.88%, 11/15/22 (c)	114,975
	200,000	Europcar Mobility Group Reg S 5.75%, 05/10/19 (c)	229,016
	200,000	Faurecia SA Reg S 3.63%, 06/15/19 (c)	229,654
	100,000	Fnac Darty SA Reg S 3.25%, 05/15/19 (c)	115,212
	100,000	Getlink SE Reg S 3.63%, 10/01/20 (c)	117,603
	150,000	La Financiere Atalian SASU Reg S 4.00%, 05/15/20 (c)	126,550
	100,000	La Poste SA Reg S 3.13% (EUR Swap Annual 5 Year+2.44%), 10/29/25 (c)	110,025
		Loxam SAS Reg S
	125,000	3.50%, 05/10/19 (c)	143,016
	100,000	4.25%, 04/15/20 (c)	117,949
	200,000	New AREVA Holding SA 4.88%, 09/23/24	249,967
	100,000	New AREVA Holding SA Reg S 3.13%, 12/20/22 (c)	117,513
	100,000	Nexans SA Reg S 3.25%, 02/26/21 (c)	118,042
	100,000	Orano SA 3.50%, 03/22/21	117,820
	100,000	Paprec Holding SA Reg S 4.00%, 03/31/21 (c)	108,448
	200,000	Rexel SA Reg S 2.13%, 12/15/20 (c)	226,708
	180,000	SFR Group SA 144A 5.63%, 05/30/19 (c)	208,344
	250,000	Solvay Finance SA 5.43% (EUR Swap Annual 5 Year+3.70%), 11/12/23 (c)	320,625
USD	200,000	SPCM SA 144A 4.88%, 09/15/20 (c)	196,000
EUR	100,000	SPIE SA Reg S 3.13%, 09/22/23 (c)	117,345
	100,000	Tereos Finance Groupe I SA Reg S 4.13%, 03/16/23 (c)	95,926
		Vallourec SA Reg S
	100,000	2.25%, 09/30/24	79,416
	125,000	6.63%, 10/15/20 (c)	125,942
			5,750,453
Principal Amount			Value

Georgia: 0.2%
USD	200,000	Bank of Georgia JSC 144A 6.00%, 07/26/23	$204,039
Germany: 4.7%
EUR	200,000	ADLER Real Estate AG Reg S 1.50%, 11/06/21 (c)	227,200
		Deutsche Bank AG
USD	100,000	4.30% (USD Swap Semi 30/360 5 Year+2.25%), 05/24/23 (c)	90,986
	500,000	4.50%, 04/01/25	468,500
EUR	135,000	Deutsche Bank AG Reg S 2.75%, 02/17/25	152,035
	100,000	Deutsche Lufthansa AG Reg S 5.13% (EUR Swap Annual 5 Year+4.78%), 02/12/21 (c)	120,157
	100,000	Deutsche Pfandbriefbank AG Reg S 2.88% (EUR Swap Annual 5 Year+2.75%), 06/28/22 (c)	111,996
	150,000	Douglas GmbH Reg S 6.25%, 05/10/19 (c)	164,449
	93,333	Hapag-Lloyd AG Reg S 6.75%, 05/10/19 (c)	107,799
		IHO Verwaltungs GmbH 144A
USD	200,000	5.25% 09/15/19 (c)	202,962
	300,000	5.50% 09/15/21 (c) †	292,500
EUR	300,000	K+S AG Reg S 3.00%, 06/20/22 †	357,797
	100,000	LANXESS AG Reg S 4.50% (EUR Swap Annual 5 Year+4.51%), 06/06/23 (c)	122,727
	140,000	Metro Wholesale & Food Reg S 1.50%, 03/19/25	155,862
	200,000	Nidda Healthcare Holding GmbH Reg S 3.50%, 09/30/20 (c)	230,147
USD	200,000	Norddeutsche Landesbank Girozentrale Reg S 6.25%, 04/10/24 †	186,908
EUR	100,000	Platin 1426 GmbH Reg S 5.38%, 12/15/19 (c)	112,070
	130,000	ProGroup AG Reg S 3.00%, 03/31/21 (c)	150,940
USD	100,000	RWE AG 6.63% (USD Swap Semi 30/360 10 Year +4.52%), 12/30/25 (c)	108,406
EUR	100,000	RWE AG Reg S 2.75% (EUR Swap Annual 5 Year+2.64%), 10/21/20 (c)	114,776
	100,000	Tele Columbus AG Reg S 3.88%, 05/02/21 (c)	108,041
		thyssenkrupp AG Reg S
	300,000	1.38%, 12/03/21 (c)	338,550
	200,000	2.50%, 02/25/25	232,392
	200,000	2.75%, 12/08/20 (c)	232,361
	100,000	TUI AG Reg S 2.13%, 07/26/21 (c)	115,453
USD	200,000	Unitymedia GmbH 144A 6.13%, 01/15/20 (c)	208,000

See Notes to Financial Statements

56

Principal Amount			Value

Germany: (continued)
EUR	400,000	Unitymedia Hessen GmbH & Co. KG / Unitymedia NRW GmbH Reg S 4.00%, 01/15/20 (c)	$467,199
	100,000	WEPA Hygieneprodukte GmbH Reg S 3.75%, 05/15/19 (c)	114,087
			5,294,300
India: 0.5%
USD	200,000	Delhi International Airport Ltd. Reg S 6.13%, 02/03/22	207,403
	200,000	IDBI Bank Ltd. 4.25%, 11/30/20	200,382
	200,000	ReNew Power Synthetic 144A 6.67%, 03/12/21 (c)	202,500
			610,285
Indonesia: 0.2%
	200,000	Saka Energi Indonesia PT 144A 4.45%, 05/05/24	198,142
Ireland: 2.1%
	200,000	Alfa Bank OJSC 144A 7.75%, 04/28/21	214,450
EUR	100,000	Allied Irish Banks Plc Reg S 4.13% (EUR Swap Annual 5 Year+3.95%), 11/26/20 (c)	117,392
GBP	100,000	Bank of Ireland Group Plc Reg S 3.13% (UK Govt Bonds 5 Year Note Generic Bid Yield+2.70%), 09/19/22 (c)	129,284
USD	200,000	Credit Bank of Moscow Via CBOM Finance Plc 144A 5.55%, 02/14/23	193,677
EUR	150,000	eircom Finance DAC Reg S 4.50%, 05/10/19 (c)	170,716
USD	200,000	GTLK Europe DAC Reg S 5.13%, 05/31/24	197,829
	150,000	James Hardie International Finance DAC 144A 5.00%, 01/15/23 (c)	146,813
	200,000	Metalloinvest Finance DAC 144A 4.85%, 05/02/24	200,281
	250,000	Mobile Telesystems OJSC 144A 5.00%, 05/30/23	254,442
	200,000	SCF Capital Ltd. 144A 5.38%, 06/16/23	206,031
EUR	300,000	Smurfit Kappa Acquisitions ULC Reg S 2.38%, 11/01/23 (c)	355,804
GBP	150,000	Virgin Media Receivables Financing Notes I DAC Reg S 5.50%, 09/15/19 (c)	202,246
			2,388,965
Principal Amount			Value

Italy: 6.8%
EUR	100,000	Astaldi SpA Reg S 7.13%, 05/30/19 (c)	$27,795
	100,000	Banca IFIS SpA Reg S 4.50% (EUR Swap Annual 5 Year+4.25%), 10/17/22 (c)	94,139
		Banco BPM SpA Reg S
	200,000	1.75%, 04/24/23	223,669
	100,000	2.75%, 07/27/20	115,291
	100,000	4.38% (EUR Swap Annual 5 Year+4.18%), 09/21/22 (c)	111,472
	100,000	Banco Popolare SC Reg S 6.00%, 11/05/20	118,639
	100,000	BPER Banca Reg S 5.13% (EUR Swap Annual 5 Year+4.91%), 05/31/22 (c)	115,712
	100,000	EVOCA SpA Reg S 7.00%, 10/15/19 (c)	118,659
	100,000	Iccrea Banca SpA Reg S 1.50%, 10/11/22	112,306
	300,000	Intesa Sanpaolo SpA 3.93%, 09/15/26	354,874
		Intesa Sanpaolo SpA 144A
USD	100,000	5.02%, 06/26/24	96,574
	150,000	5.71%, 01/15/26	146,657
EUR	300,000	Intesa Sanpaolo SpA Reg S 6.63%, 09/13/23	399,782
	100,000	Intesa Sanpaolo Vita SpA Reg S 4.75% (Euribor 6 Month ACT/360+4.82%), 12/17/24 (c)	116,023
		Leonardo Finmeccanica SpA
	150,000	4.88%, 03/24/25	197,564
	150,000	5.25%, 01/21/22	189,102
	100,000	Mediobanca SpA 5.00%, 11/15/20	119,365
	100,000	Nexi Capital SpA Reg S 4.13%, 11/30/19 (c)	116,725
	100,000	Salini Impregilo SpA Reg S 3.75%, 06/24/21	108,429
	100,000	Sisal Group SpA Reg S 7.00%, 07/31/19 (c)	114,538
	100,000	Societa Cattolica di Assicurazioni SC Reg S 4.25% (Euribor 3 Month ACT/360+4.46%), 12/14/27 (c)	109,789
		Telecom Italia SpA
	100,000	5.25%, 03/17/55	112,053
GBP	150,000	5.88%, 05/19/23	211,618
USD	400,000	Telecom Italia SpA 144A 5.30%, 05/30/24	400,000
		Telecom Italia SpA Reg S
EUR	230,000	2.38%, 07/12/27 (c)	239,935
	200,000	2.88%, 10/28/25 (c)	219,713
	250,000	3.63%, 05/25/26	287,645
	100,000	4.00%, 01/11/24 (c)	117,683
	400,000	5.25%, 02/10/22	502,018

See Notes to Financial Statements

57

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Italy: (continued)
		UniCredit SpA Reg S
EUR	125,000	4.38% (EUR Swap Annual 5 Year+4.32%), 01/03/22 (c)	$145,870
	200,000	4.88% (EUR Swap Annual 5 Year+4.74%), 02/20/24 (c)	233,461
	300,000	5.75% (EUR Swap Annual 5 Year+4.10%), 10/28/20 (c)	353,798
	280,000	6.95%, 10/31/22	364,360
		Unione di Banche Italiane SpA Reg S
	100,000	4.25% (EUR Swap Annual 5 Year+4.18%), 05/05/21 (c)	113,162
	150,000	4.45% (EUR Swap Annual 5 Year+4.24%), 09/15/22 (c)	169,508
	200,000	Unipol Gruppo SpA Reg S 3.00%, 03/18/25	226,547
	200,000	UnipolSai Assicurazioni SpA Reg S 5.75% (Euribor 3 Month ACT/360+5.18%), 06/18/24 (c)	225,452
		Wind Tre SpA 144A
	150,000	2.63%, 11/03/19 (c)	164,551
	250,000	3.13%, 11/03/20 (c)	268,413
USD	250,000	5.00%, 11/03/20 (c)	229,687
			7,692,578
Japan: 2.0%
	200,000	Asahi Mutual Life Insurance Co. Reg S 6.50% (USD Swap Semi 30/360 5 Year+4.59%), 09/05/23 (c)	203,192
		SoftBank Group Corp. Reg S
	200,000	4.75%, 06/21/24 (c)	200,161
	200,000	5.13%, 06/21/27 (c) †	198,495
	200,000	5.38%, 04/30/22 (c) †	206,500
	700,000	6.00% (USD ICE Swap Rate 11:00am NY 5 Year+4.23%), 07/19/23 (c)	658,097
	600,000	6.25%, 01/16/28 (c) †	635,218
	200,000	6.88% (USD ICE Swap Rate 11:00am NY 5 Year+4.85%), 07/19/27 (c) †	187,899
			2,289,562
Kazakhstan: 0.6%
	200,000	Halyk Savings Bank of Kazakhstan JSC 144A 7.25%, 01/28/21	210,504
		KazMunayGas National Co. JSC 144A
	100,000	4.75%, 04/19/27	103,735
	300,000	5.75%, 04/19/47	314,815
			629,054
Luxembourg: 9.0%
	200,000	Adecoagro SA 144A 6.00%, 09/21/22 (c)	186,900
		Altice Financing SA 144A
	500,000	6.63%, 05/31/19 (c)	513,750
	200,000	7.50%, 05/15/21 (c)	203,500
Principal Amount			Value

Luxembourg: (continued)
EUR	150,000	Altice Financing SA Reg S 5.25%, 05/30/19 (c)	$173,233
		Altice Luxembourg SA 144A
USD	100,000	7.63%, 02/15/20 (c)	93,844
	615,000	7.75%, 05/31/19 (c)	628,069
		Altice Luxembourg SA Reg S
EUR	100,000	6.25%, 02/15/20 (c)	111,337
	100,000	7.25%, 05/30/19 (c)	114,515
GBP	100,000	Amigo Luxembourg SA Reg S 7.63%, 01/15/20 (c)	130,571
EUR	200,000	ARD Finance SA 7.38% 09/15/19 (c)	228,096
		Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. 144A
USD	200,000	4.63%, 05/31/19 (c)	202,388
	100,000	6.00%, 02/15/20 (c)	101,000
		Ardagh Packaging Finance Plc / Ardagh Holdings USA, Inc. Reg S
EUR	350,000	2.75%, 03/15/20 (c)	401,908
	250,000	4.13%, 05/15/19 (c)	287,156
	100,000	BMBG Bond Finance SCA Reg S 3.00%, 05/30/19 (c)	113,480
GBP	101,000	Cabot Financial Luxembourg SA Reg S 7.50%, 10/01/19 (c)	134,198
EUR	150,000	Cirsa Finance International Sarl 144A 6.25%, 06/20/20 (c)	178,932
	100,000	Codere Finance SA Reg S 6.75%, 05/30/19 (c)	107,822
USD	200,000	Consolidated Energy Finance SA 6.88%, 06/15/20 (c)	207,000
	100,000	Cosan Luxembourg SA 144A 7.00%, 01/20/22 (c)	106,050
EUR	100,000	CPI Property Group SA Reg S 4.38% (EUR Swap Annual 5 Year+4.15%), 08/09/23 (c)	106,811
USD	200,000	CSN Resources SA 7.63%, 02/13/21 (c)	204,500
	155,000	CSN Resources SA 144A 6.50%, 07/21/20 †	158,100
EUR	100,000	DEA Finance SA Reg S 7.50%, 05/01/19 (c)	116,273
	150,000	Dufry Finance SCA Reg S 4.50%, 05/30/19 (c)	174,087
	100,000	eDreams ODIGEO SA Reg S 5.50%, 09/01/20 (c)	114,291
		Fiat Chrysler Finance Europe SA Reg S
	100,000	4.75%, 03/22/21	121,306
	150,000	4.75%, 07/15/22	188,709
	200,000	Garfunkelux Holdco 3 SA Reg S 7.50%, 05/10/19 (c)	212,834

See Notes to Financial Statements

58

Principal Amount			Value

Luxembourg: (continued)
EUR	100,000	Gestamp Funding Luxembourg SA Reg S 3.50%, 05/15/19 (c)	$114,049
	300,000	INEOS Group Holdings SA Reg S 5.38%, 08/01/19 (c) †	346,506
	200,000	Intralot Capital Luxembourg SA Reg S 5.25%, 09/15/20 (c)	114,946
	190,000	Matterhorn Telecom SA Reg S 3.88%, 05/10/19 (c)	215,039
USD	200,000	MHP Lux SA 144A 6.95%, 04/03/26	191,515
		Millicom International Cellular SA 144A
	200,000	5.13%, 09/15/22 (c)	197,000
	100,000	6.25%, 03/25/24 (c)	103,250
	125,000	Minerva Luxembourg SA 5.88%, 01/19/23 (c)	116,573
	200,000	Minerva Luxembourg SA 144A 6.50%, 09/20/21 (c)	198,400
	200,000	Offshore Drilling Holding SA 144A 8.38%, 05/31/19 (c)	93,500
	250,000	Puma International Financing SA 144A 5.00%, 01/24/21 (c)	217,407
EUR	100,000	Rossini Sarl Reg S 6.75%, 10/30/21 (c)	121,231
USD	200,000	Rumo Luxembourg Sarl 144A 7.38%, 02/09/21 (c)	214,240
	250,000	Sberbank of Russia 144A 5.13%, 10/29/22	255,569
EUR	100,000	SCHMOLZ + BICKENBACH Luxembourg Finance SA Reg S 5.63%, 07/15/19 (c)	105,836
	200,000	SES SA Reg S 4.63% (EUR Swap Annual 5 Year+4.66%), 01/02/22 (c)	237,140
	150,000	Swissport Financing Sarl 144A 6.75%, 05/10/19 (c)	174,333
	370,000	Telecom Italia Finance SA 7.75%, 01/24/33	542,597
USD	200,000	Telenet Finance Luxembourg Notes Sarl 144A 5.50%, 12/01/22 (c)	199,500
EUR	90,000	Telenet Finance VI Luxembourg SCA Reg S 4.88%, 07/15/21 (c)	109,097
USD	200,000	Ultrapar International SA 144A 5.25%, 10/06/26	205,226
	100,000	Votorantim Cimentos International SA 7.25%, 04/05/41	114,135
	300,000	VTB Bank SA 144A 6.95%, 10/17/22	313,551
			10,121,300
Principal Amount			Value

Mauritius: 0.3%
USD	200,000	MTN Mauritius Investments Ltd. 144A 4.76%, 11/11/24	$193,743
	200,000	Neerg Energy Ltd. 144A 6.00%, 02/13/20 (c)	198,265
			392,008
Mexico: 1.3%
	200,000	BBVA Bancomer SA 144A 5.13% (US Treasury Yield Curve Rate T 5 Year+2.65%), 01/17/28 (c)	190,250
	150,000	Cemex SAB de CV 6.13%, 05/05/20 (c)	156,825
		Cemex SAB de CV 144A
	200,000	5.70%, 01/11/20 (c)	205,802
	100,000	7.75%, 04/16/21 (c) †	109,500
	200,000	Grupo Bimbo SAB de CV 144A 5.95% (US Treasury Yield Curve Rate T 5 Year+3.28%), 04/17/23 (c)	207,284
	200,000	Grupo KUO SAB De CV 144A 5.75%, 07/07/22 (c)	192,752
	200,000	Nemak SAB de CV 144A 4.75%, 01/23/21 (c) †	197,500
		Unifin Financiera SA de CV 144A
	100,000	7.00%, 07/15/21 (c)	95,670
	100,000	7.25%, 09/27/20 (c)	101,375
			1,456,958
Netherlands: 12.3%
	200,000	Cimpor Financial Operations BV 144A 5.75%, 07/17/19 (c) †	176,502
EUR	310,000	Constellium NV Reg S 4.63%, 05/30/19 (c)	349,644
	125,000	Ferrovial Netherlands BV Reg S 2.12% (EUR Swap Annual 5 Year+2.13%), 02/04/23 (c)	127,026
USD	400,000	Fiat Chrysler Automobiles NV 5.25%, 04/15/23	418,000
EUR	200,000	Fiat Chrysler Automobiles NV Reg S 3.75%, 03/29/24	248,252
USD	200,000	Greenko Dutch BV 144A 5.25%, 07/24/20 (c)	195,514
	200,000	GTH Finance BV 144A 7.25%, 01/26/23 (c)	217,118
	200,000	IHS Netherlands Holdco BV 144A 9.50%, 05/31/19 (c)	208,008
	200,000	Indo Energy Finance II BV 144A 6.38%, 05/31/19 (c)	200,267
EUR	100,000	Intertrust Group BV Reg S 3.38%, 11/15/21 (c)	117,674
	200,000	InterXion Holding NV Reg S 4.75%, 06/15/21 (c)	239,908
	100,000	IPD 3 BV Reg S 4.50%, 07/15/19 (c)	115,287

See Notes to Financial Statements

59

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Netherlands: (continued)
USD	200,000	Kazakhstan Temir Zholy Finance BV 6.95%, 07/10/42 †	$236,538
	200,000	Marfrig Holding Europe BV 144A 8.00%, 06/08/19 (c)	208,550
		Metinvest BV 144A
	150,000	7.75%, 01/23/23 (c)	147,362
	100,000	8.50%, 01/23/26 (c)	98,540
EUR	200,000	Naturgy Finance BV Reg S 4.13% (EUR Swap Annual 8 Year+3.35%), 11/18/22 (c)	240,546
USD	200,000	Nostrum Oil & Gas Finance BV 144A 8.00%, 07/25/19 (c)	143,709
EUR	125,000	Nyrstar Netherlands Holdings BV Reg S 6.88%, 03/15/20 (c)	62,059
	100,000	OCI NV Reg S 5.00%, 04/15/20 (c)	118,755
		Petrobras Global Finance BV
USD	71,000	4.38%, 05/20/23 †	71,675
EUR	100,000	4.75%, 01/14/25	124,372
USD	450,000	5.30%, 01/27/25	462,825
	150,000	5.75%, 02/01/29	150,750
EUR	100,000	5.88%, 03/07/22	127,024
USD	675,000	6.00%, 01/27/28	692,347
	200,000	6.25%, 03/17/24	215,840
	275,000	6.85%, 06/05/15	269,789
	100,000	6.88%, 01/20/40	103,000
	300,000	7.25%, 03/17/44	318,037
	400,000	7.38%, 01/17/27	446,400
	44,000	8.38%, 05/23/21 †	48,499
	330,000	8.75%, 05/23/26	396,195
EUR	41,000	Phoenix PIB Dutch Finance BV Reg S 3.63%, 07/30/21	49,095
	300,000	Repsol International Finance BV Reg S 3.88% (EUR Swap Annual 6 Year+3.56%), 03/25/21 (c)	354,925
	300,000	Saipem Finance International BV Reg S 3.75%, 09/08/23	363,485
	125,000	Samvardhana Motherson Automotive Systems Group BV Reg S 1.80%, 07/06/24	130,551
	125,000	Selecta Group BV Reg S 5.88%, 02/01/20 (c)	145,130
	200,000	Sigma Holdco BV Reg S 5.75%, 05/15/21 (c)	216,671
USD	150,000	Stars Group Holdings BV / Stars Group US Co-Borrower LLC 144A 7.00%, 07/15/21 (c)	157,687
Principal Amount			Value

Netherlands: (continued)
EUR	400,000	Stichting Afwikkeling Onderhandse Schulden SNS REAAL Reg S 11.25% (EUR Swap Annual 5 Year+9.76%), 11/27/19 (c) (d) *	$3,900
		Telefonica Europe BV Reg S
	200,000	2.63% (EUR Swap Annual 5 Year+2.33%), 03/07/23 (c)	217,747
	200,000	3.00% (EUR Swap Annual 5 Year+2.45%), 09/04/23 (c)	220,157
	200,000	3.75% (EUR Swap Annual 5 Year+3.86%), 03/15/22 (c)	234,069
	100,000	3.88% (EUR Swap Annual 8 Year+2.97%), 06/22/26 (c)	110,571
GBP	100,000	6.75% (GBP Swap 5 Year+4.46%), 11/26/20 (c)	139,134
EUR	175,000	TenneT Holding BV Reg S 3.00% (EUR Swap Annual 5 Year+2.53%), 03/01/24 (c)	204,234
	100,000	Teva Pharmaceutical Finance Netherlands II BV 1.63%, 10/15/28	91,213
		Teva Pharmaceutical Finance Netherlands II BV Reg S
	250,000	1.13%, 10/15/24	252,822
	100,000	1.25%, 12/31/22 (c)	106,887
	100,000	1.88%, 12/31/26 (c)	97,143
		Teva Pharmaceutical Finance Netherlands III BV
USD	380,000	2.20%, 07/21/21	365,272
	500,000	2.80%, 07/21/23	455,171
	600,000	3.15%, 10/01/26	503,798
	250,000	4.10%, 10/01/46	177,918
	250,000	6.00%, 01/15/24 (c)	254,535
	200,000	6.75%, 12/01/27 (c)	206,180
EUR	160,000	United Group BV Reg S 4.38%, 07/01/19 (c)	184,038
USD	100,000	UPC Holding BV 144A 5.50%, 10/15/22 (c)	101,250
		VEON Holdings BV
	100,000	3.95%, 03/16/21 (c)	99,960
	100,000	7.50%, 03/01/22	110,334
	200,000	VTR Finance BV 144A 6.88%, 05/13/19 (c)	207,750
EUR	100,000	Ziggo Bond Co. BV Reg S 7.13%, 05/30/19 (c)	116,693
		Ziggo BV Reg S
	200,000	3.75%, 01/15/20 (c)	231,594
	100,000	4.25%, 01/15/22 (c)	117,209
USD	350,000	Ziggo Secured Finance BV 144A 5.50%, 01/15/22 (c)	350,875
			13,874,010
Norway: 0.1%
	150,000	Aker BP ASA 144A 6.00%, 07/01/19 (c)	155,025

See Notes to Financial Statements

60

Principal Amount			Value

Oman: 0.2%
USD	200,000	Bank Muscat SAOG Reg S 4.88%, 03/14/23 †	$198,260
Panama: 0.2%
	200,000	AES Panama SRL 144A 6.00%, 06/25/19 (c)	206,650
Peru: 0.3%
	200,000	Orazul Energy Egenor S. en C. por A. 144A 5.63%, 04/28/22 (c)	198,750
	100,000	Volcan Cia Minera SAA 144A 5.38%, 02/02/22	103,500
			302,250
Portugal: 0.3%
EUR	100,000	Caixa Geral de Depositos SA Reg S 5.75% (EUR Swap Annual 5 Year+5.50%), 06/28/23 (c)	122,073
	200,000	EDP - Energias de Portugal SA Reg S 5.38% (EUR Swap Annual 5 Year+5.04%), 03/16/21 (c)	241,902
			363,975
Singapore: 0.7%
USD	250,000	ABJA Investment Co. Pte Ltd. Reg S 5.95%, 07/31/24	255,849
	150,000	Bakrie Telecom Pte Ltd. Reg S 11.50%, 05/07/15 (c) (d) (e) *	1,875
	200,000	Marble II Pte Ltd. 144A 5.30%, 06/20/19 (c) †	198,261
	200,000	Medco Platinum Road Pte Ltd. 144A 6.75%, 01/30/22 (c)	195,894
	200,000	Theta Capital Pte Ltd. Reg S 6.75%, 10/31/21 (c)	182,206
			834,085
South Africa: 0.9%
		Eskom Holdings SOC Ltd. 144A
	200,000	5.75%, 01/26/21	198,715
	200,000	6.75%, 08/06/23	201,168
	100,000	7.13%, 02/11/25	101,404
	100,000	8.45%, 08/10/28 †	108,430
	200,000	FirstRand Bank Ltd. Reg S 6.25% (USD Swap Semi 30/360 5 Year+3.56%), 04/23/23 (c) †	205,234
	128,340	South Africa Ltd. 144A 3.00% 12/31/22	1,283
	200,000	Transnet SOC Ltd. 144A 4.00%, 07/26/22	197,091
			1,013,325
South Korea: 0.2%
	200,000	Woori Bank 144A 4.50% (US Treasury Yield Curve Rate T 5 Year+3.31%), 09/27/21 (c)	200,211
Principal Amount			Value

Spain: 1.3%
USD	63,204	Abengoa Abenewco 2 SAU Reg S 1.25% 03/31/23	$711
EUR	100,000	Abengoa SA 0.00%, 03/31/27 (d) (s) *	1,121
	200,000	Banco de Sabadell SA Reg S 5.63%, 05/06/26	249,714
	200,000	Bankia SA Reg S 3.38% (EUR Swap Annual 5 Year+3.35%), 03/15/22 (c)	233,056
	100,000	Bankinter SA Reg S 2.50% (EUR Swap Annual 5 Year+2.40%), 04/06/22 (c)	115,311
	200,000	Cellnex Telecom SAU Reg S 3.13%, 07/27/22	238,674
	100,000	El Corte Ingles SA Reg S 3.00%, 10/15/20 (c)	116,700
	175,000	Grifols SA Reg S 3.20%, 05/01/20 (c)	200,608
	125,000	Grupo Antolin-Irausa SA Reg S 3.25%, 04/30/20 (c)	131,834
		Grupo Isolux Corsan SA
	302	0.25%, 05/30/19 (c) (d) *	1
	56,417	6.00%, 05/30/19 (c) (d) *	506
	100,000	Ibercaja Banco SA Reg S 5.00% (EUR Swap Annual 5 Year+4.55%), 07/28/20 (c)	116,028
	100,000	Obrascon Huarte Lain SA Reg S 5.50%, 05/30/19 (c)	75,253
			1,479,517
Sweden: 1.4%
	175,000	Akelius Residential Property AB Reg S 3.88% (EUR Swap Annual 5 Year+3.49%), 07/08/23 (c)	203,534
	100,000	Corral Petroleum Holdings AB Reg S 13.25% 05/15/19 (c)	119,087
	300,000	Intrum AB Reg S 3.13%, 07/15/20 (c)	332,994
USD	200,000	Stena AB 144A 7.00%, 02/01/24 †	192,500
EUR	300,000	Telefonaktiebolaget LM Ericsson Reg S 1.88%, 03/01/24	346,459
	200,000	Verisure Midholding AB Reg S 5.75%, 12/01/19 (c)	230,929
	100,000	Volvo Car AB Reg S 3.25%, 05/18/21	118,774
			1,544,277
Turkey: 3.4%
		Akbank TAS 144A
USD	125,000	5.00%, 10/24/22	115,749
	150,000	5.13%, 03/31/25 †	129,806
	200,000	Arcelik AS 144A 5.00%, 04/03/23	188,442
	200,000	Finansbank AS 144A 4.88%, 05/19/22	189,262

See Notes to Financial Statements

61

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

Turkey: (continued)
USD	300,000	KOC Holding AS 144A 5.25%, 12/15/22 (c)	$287,199
	200,000	TC Ziraat Bankasi AS 144A 5.13%, 05/03/22	182,976
	100,000	Turk Telekomunikasyon AS 144A 4.88%, 06/19/24	89,944
	200,000	Turkcell Iletisim Hizmetleri AS 144A 5.80%, 01/11/28 (c)	174,810
	400,000	Turkiye Garanti Bankasi AS 144A 5.25%, 09/13/22	375,032
	200,000	Turkiye Halk Bankasi AS 4.75%, 02/11/21	180,268
		Turkiye Is Bankasi AS 144A
	300,000	5.00%, 04/30/20	294,944
	425,000	6.00%, 10/24/22	366,226
	200,000	Turkiye Sinai Kalkinma Bankasi AS 5.50%, 01/16/23	173,571
	200,000	Turkiye Sise ve Cam Fabrikalari AS 144A 6.95%, 12/14/25 (c)	193,019
	125,000	Turkiye Vakiflar Bankasi TAO 5.50%, 10/27/21	117,787
		Turkiye Vakiflar Bankasi TAO 144A
	100,000	5.75%, 01/30/23	88,820
	100,000	6.00%, 11/01/22	86,810
		Yapi ve Kredi Bankasi AS
	200,000	5.50%, 12/06/22	172,461
	150,000	5.75%, 02/24/22	141,709
	100,000	8.50% (USD Swap Semi 30/360 5 Year+7.40%), 03/09/21 (c)	90,513
	175,000	Yapi ve Kredi Bankasi AS 144A 5.85%, 06/21/24	152,543
			3,791,891
United Arab Emirates: 0.2%
	200,000	Oztel Holdings SPC Ltd. 144A 5.63%, 10/24/23	200,425
United Kingdom: 9.7%
		AngloGold Ashanti Holdings Plc
	125,000	5.13%, 08/01/22	129,886
	100,000	6.50%, 04/15/40	103,989
GBP	200,000	Ardonagh Midco 3 Plc Reg S 8.38%, 07/15/20 (c) †	219,401
	100,000	Arqiva Broadcast Finance Plc Reg S 6.75%, 09/30/20 (c)	140,635
USD	200,000	Aston Martin Capital Holdings Ltd. 144A 6.50%, 05/31/19 (c)	199,000
	30,000	Barclays Bank Plc 6.28% (ICE LIBOR USD 3 Month+1.55%), 12/15/34 (c)	31,350
Principal Amount			Value

United Kingdom: (continued)
EUR	90,000	Barclays Bank Plc Reg S 4.75% (Euribor 3 Month ACT/360+.71%), 03/15/20 (c)	$95,411
GBP	100,000	Boparan Finance Plc Reg S 5.50%, 05/10/19 (c)	90,591
	100,000	Centrica Plc Reg S 5.25% (GBP Swap 5 Year+3.61%), 04/10/25 (c)	133,086
	149,000	Co-operative Group Holdings Ltd. Reg S 6.88%, 07/08/20 (s)	204,393
USD	150,000	Delphi Technologies Plc 144A 5.00%, 10/01/25	138,000
	200,000	DTEK Finance Plc 10.75% 05/31/19 (c)	195,952
GBP	100,000	EI Group Plc Reg S 6.38%, 05/30/19 (c)	134,285
USD	675,000	Ensco Plc 5.75%, 04/01/44 (c)	447,187
	300,000	Evraz Plc 144A 5.38%, 03/20/23	307,737
GBP	150,000	GKN Holdings Plc Reg S 5.38%, 09/19/22	211,862
	150,000	Heathrow Finance Plc Reg S 5.75%, 03/03/25	212,441
USD	200,000	Inmarsat Finance Plc 144A 4.88%, 05/31/19 (c)	203,000
EUR	150,000	International Personal Finance Plc Reg S 5.75%, 04/07/21	165,617
GBP	300,000	Jaguar Land Rover Automotive Plc 144A 5.00%, 02/15/22	381,667
EUR	200,000	Jaguar Land Rover Automotive Plc Reg S 2.20%, 01/15/24	195,160
GBP	110,000	Jerrold Finco Plc Reg S 6.25%, 09/15/19 (c)	146,750
USD	200,000	KCA Deutag Finance Plc 144A 7.25%, 05/31/19 (c)	177,000
GBP	100,000	Ladbrokes Group Finance Plc Reg S 5.13%, 09/16/22	138,106
EUR	100,000	LHC3 Plc Reg S 9.00% 08/15/20 (c)	114,600
		Lloyds Banking Group Plc 144A
USD	190,000	6.41% (ICE LIBOR USD 3 Month+1.50%), 10/01/35 (c)	197,125
	150,000	6.66% (ICE LIBOR USD 3 Month+1.27%), 05/21/37 (c)	156,937
	200,000	MARB BondCo Plc 144A 6.88%, 01/19/21 (c)	200,025
GBP	100,000	Matalan Finance Plc Reg S 6.75%, 01/31/20 (c)	129,345
	100,000	Mclaren Finance Plc Reg S 5.00%, 08/01/19 (c)	129,765

See Notes to Financial Statements

62

Principal Amount			Value

United Kingdom: (continued)
EUR	150,000	Merlin Entertainments Plc Reg S 2.75%, 12/15/21 (c)	$176,269
USD	80,000	Oschadbank 144A 9.38%, 03/10/23 (s)	80,348
EUR	200,000	OTE Plc Reg S 3.50%, 07/09/20	232,383
USD	100,000	Petra Diamonds US Treasury Plc 144A 7.25%, 05/31/19 (c)	97,750
EUR	100,000	Playtech Plc Reg S 3.75%, 10/12/20 (c)	116,175
USD	300,000	Polyus Finance Plc 144A 5.25%, 02/07/23	303,411
GBP	100,000	Shop Direct Funding Plc Reg S 7.75%, 11/15/19 (c)	122,694
USD	100,000	Standard Chartered Plc 144A 7.01% (ICE LIBOR USD 3 Month+1.46%), 07/30/37 (c)	108,232
GBP	100,000	Stonegate Pub Co. Financing Plc Reg S 4.88%, 05/10/19 (c)	132,802
	100,000	Stretford 79 Plc Reg S 6.75%, 07/15/19 (c)	131,092
EUR	200,000	Synlab Bondco Plc Reg S 6.25%, 05/10/19 (c)	230,154
		Tesco Plc
	150,000	5.13%, 04/10/47	222,712
GBP	280,000	6.13%, 02/24/22	408,127
EUR	190,000	Thomas Cook Group Plc Reg S 6.25%, 06/15/19 (c)	163,702
	100,000	Titan Global Finance Plc Reg S 3.50%, 06/17/21	118,508
USD	150,000	Travelport Corporate Finance Plc 144A 6.00%, 05/01/19 (c)	161,625
GBP	100,000	Travis Perkins Plc Reg S 4.38%, 09/15/21	135,224
USD	200,000	Tullow Oil Plc 144A 7.00%, 03/01/21 (c) †	204,500
GBP	100,000	Twinkle Pizza Plc Reg S 6.63%, 05/10/19 (c)	114,061
USD	200,000	Vedanta Resources Finance II Plc 144A 9.25%, 04/23/23 (c)	201,356
	450,000	Vedanta Resources Plc 144A 6.13%, 08/09/21 (c)	407,900
EUR	100,000	Virgin Media Finance Plc Reg S 4.50%, 01/15/20 (c)	116,462
		Virgin Media Secured Finance Plc 144A
USD	200,000	5.25%, 01/15/20 (c)	204,192
GBP	100,000	6.00%, 01/15/21 (c) (s)	146,514
		Virgin Media Secured Finance Plc Reg S
	275,000	4.88%, 01/15/21 (c)	363,839
	200,000	5.00%, 04/15/22 (c)	265,737
Principal Amount			Value

United Kingdom: (continued)
EUR	100,000	Viridian Group FinanceCo Plc / Viridian Power & Energy Reg S 4.00%, 09/15/20 (c)	$112,082
USD	250,000	Vodafone Group Plc 7.00% (USD Swap Semi 30/360 5 Year+4.87%), 01/04/29 (c)	263,101
GBP	125,000	William Hill Plc Reg S 4.25%, 06/05/20	168,026
EUR	100,000	Worldpay Finance Plc Reg S 3.75%, 08/15/22 (c)	124,728
			10,964,009
United States: 2.7%
USD	100,000	Calfrac Holdings LP 144A 8.50%, 06/15/21 (c)	83,500
	350,000	Cemex Finance LLC 144A 6.00%, 05/31/19 (c)	361,515
EUR	100,000	CGG Holding US, Inc. Reg S 7.88%, 05/01/20 (c)	121,235
USD	200,000	Cott Holdings, Inc. 144A 5.50%, 04/01/20 (c)	203,250
	150,000	DAE Funding LLC 4.00%, 08/01/19 (c) †	150,938
	300,000	DAE Funding LLC 144A 5.00%, 08/01/20 (c)	309,750
	150,000	Dresdner Funding Trust I 144A 8.15%, 06/30/29 (c)	192,750
	100,000	JBS USA LUX SA / JBS USA Finance, Inc. 6.75%, 02/15/23 (c)	106,125
	150,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc. 144A 6.50%, 04/15/24 (c)	159,375
	100,000	Kronos Acquisition Holdings, Inc. 144A 9.00%, 05/31/19 (c)	89,500
		Mercer International, Inc.
	41,000	5.50%, 01/15/21 (c)	40,693
	100,000	6.50%, 02/01/20 (c)	103,500
	160,000	Navios Maritime Holdings, Inc. and Navios Maritime Finance II USA, Inc. 144A 7.38%, 05/31/19 (c)	105,600
	100,000	RBS Capital Trust II 6.43% (ICE LIBOR USD 3 Month+1.94%), 01/03/34 (c)	125,500
	100,000	Resolute Forest Products, Inc. 5.88%, 05/31/19 (c)	101,525
	261,590	Rio Oil Finance Trust 144A 9.25%, 07/06/24	287,751
	100,000	Stillwater Mining Co. 144A 7.13%, 06/27/21 (c)	99,556
	220,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 144A 6.50%, 07/15/22 (c)	236,225

See Notes to Financial Statements

63

VANECK VECTORS INTERNATIONAL HIGH YIELD BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount			Value

United States: (continued)
USD	200,000	Teva Pharmaceutical Finance Co. LLC 6.15%, 02/01/36	$196,336
			3,074,624
Total Corporate Bonds (Cost: $113,443,183)			110,089,261
FOREIGN GOVERNMENT OBLIGATIONS: 0.9%
Azerbaijan: 0.2%
	200,000	State Oil Co. of the Azerbaijan Republic Reg S 4.75%, 03/13/23	205,176
Costa Rica: 0.2%
	200,000	Instituto Costarricense de Electricidad Reg S 6.95%, 11/10/21	200,500
Turkey: 0.3%
		Export Credit Bank of Turkey
	100,000	5.00%, 09/23/21	94,052
	100,000	5.38%, 02/08/21	96,373
	200,000	Export Credit Bank of Turkey 144A 6.13%, 05/03/24	182,341
			372,766
United Kingdom: 0.2%
	200,000	Ukreximbank 144A 9.75%, 01/22/25	201,423
Total Foreign Government Obligations (Cost: $995,687)			979,865

Number of Shares
COMMON STOCK: 0.0%
(Cost: $5,626)
United States: 0.0%
	988	Tervita Corp. * #	4,640
WARRANTS: 0.0%
(Cost: $10,977)
Spain: 0.0%
	138	Grupo Isolux Corsan SA (EUR 0.00, expiring 12/30/21) * # ∞	0
Total Investments Before Collateral for Securities Loaned: 98.4% (Cost: $114,455,473)			111,073,766

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 8.8%
Repurchase Agreements: 8.8%
USD	2,369,795	Repurchase agreement dated 4/30/19 with Citigroup Global Markets, Inc., 2.77%, due 5/1/19, proceeds $2,369,977; (collateralized by various U.S. government and agency obligations, 1.25% to 8.50%, due 5/25/19 to 4/20/69, valued at $2,417,191 including accrued interest)	2,369,795
Principal Amount			Value

Repurchase Agreements: (continued)
USD	2,369,795	Repurchase agreement dated 4/30/19 with Credit Agricole CIB, 2.72%, due 5/1/19, proceeds $2,369,974; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 2/1/47 to 10/1/48, valued at $2,417,191 including accrued interest)	$2,369,795
	2,369,795	Repurchase agreement dated 4/30/19 with Daiwa Capital Markets America, Inc., 2.78%, due 5/1/19, proceeds $2,369,978; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/14/19 to 9/9/49, valued at $2,417,191 including accrued interest)	2,369,795
	2,369,795	Repurchase agreement dated 4/30/19 with Deutsche Bank Securities, Inc., 2.75%, due 5/1/19, proceeds $2,369,976; (collateralized by various U.S. government and agency obligations, 2.50% to 8.50%, due 7/15/21 to 6/20/67, valued at $2,417,191 including accrued interest)	2,369,795
	488,183	Repurchase agreement dated 4/30/19 with HSBC Securities USA, Inc., 2.75%, due 5/1/19, proceeds $488,220; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 10/3/19 to 2/15/49, valued at $497,947 including accrued interest)	488,183
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $9,967,363)			9,967,363
Total Investments: 107.2% (Cost: $124,422,836)			121,041,129
Liabilities in excess of other assets: (7.2)%			(8,162,669)
NET ASSETS: 100.0%			$112,878,460

See Notes to Financial Statements

64

Definitions:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(d)	Security in default of coupon payment
(e)	Security in default of principal
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $9,612,973.
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $4,640 which represents 0.0% of net assets.
∞	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $41,657,189, or 36.9% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	8.5%	$9,482,859
Communications	18.2	20,261,188
Consumer, Cyclical	9.2	10,255,989
Consumer, Non-cyclical	9.7	10,732,410
Diversified	0.7	823,391
Energy	9.9	11,017,633
Financial	29.9	33,167,261
Government	0.9	979,865
Industrial	8.0	8,830,550
Technology	0.8	875,631
Utilities	4.2	4,646,989
	100.0%	$111,073,766

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Corporate Bonds*	$—	$110,089,261	$—	$110,089,261
Foreign Government Obligations*	—	979,865	—	979,865
Common Stock*	—	4,640	—	4,640
Warrants*	—	—	0	0
Repurchase Agreements	—	9,967,363	—	9,967,363
Total	$—	$121,041,129	$0	$121,041,129

*	See Schedule of Investments for geographic sector breakouts.

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the year ended April 30, 2019:

Warrants
Spain
Balance as of April 30, 2018	$0
Realized gain (loss)	—
Net change in unrealized appreciation (depreciation)	0
Purchases	—
Sales	—
Transfers in and/or out of level 3	—
Balance as of April 30, 2019	$0

See Notes to Financial Statements

65

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal Amount		Value

FLOATING RATE NOTES: 99.5%
Australia: 5.2%
	Australia & New Zealand Banking Group Ltd. 144A
$400,000	3.02% (ICE LIBOR USD 3 Month+.32%), 11/09/20	$400,616
900,000	3.14% (ICE LIBOR USD 3 Month+.46%), 05/17/21	902,334
1,600,000	3.39% (ICE LIBOR USD 3 Month+.71%), 05/19/22	1,610,759
	Commonwealth Bank of Australia 144A
450,000	3.05% (ICE LIBOR USD 3 Month+.45%), 03/10/20	451,571
1,925,000	3.30% (ICE LIBOR USD 3 Month+.70%), 03/10/22	1,936,674
2,375,000	3.31% (ICE LIBOR USD 3 Month+.70%), 03/16/23	2,382,572
350,000	3.38% (ICE LIBOR USD 3 Month+.64%), 11/07/19	351,147
1,400,000	3.44% (ICE LIBOR USD 3 Month+.82%), 06/04/24	1,407,984
700,000	3.44% (ICE LIBOR USD 3 Month+.83%), 09/06/21	707,445
375,000	Macquarie Bank Ltd. 144A 3.70% (ICE LIBOR USD 3 Month+1.12%), 07/29/20	379,381
1,650,000	Macquarie Group Ltd. 144A
	3.96% (ICE LIBOR USD 3 Month+1.35%), 03/27/23 (c)	1,663,737
	National Australia Bank Ltd. 144A
750,000	2.95% (ICE LIBOR USD 3 Month+.35%), 01/12/21	751,512
1,050,000	3.17% (ICE LIBOR USD 3 Month+.51%), 05/22/20	1,055,102
1,620,000	3.20% (ICE LIBOR USD 3 Month+.60%), 04/12/23	1,619,976
1,630,000	3.38% (ICE LIBOR USD 3 Month+.72%), 05/22/22	1,640,497
650,000	3.47% (ICE LIBOR USD 3 Month+.89%), 01/10/22	656,378
625,000	3.60% (ICE LIBOR USD 3 Month+1.00%), 07/12/21	633,667
	Westpac Banking Corp.
614,000	2.93% (ICE LIBOR USD 3 Month+.34%), 01/25/21	614,971
570,000	2.96% (ICE LIBOR USD 3 Month+.28%), 05/15/20	571,290
450,000	3.04% (ICE LIBOR USD 3 Month+.43%), 03/06/20	451,411
1,600,000	3.15% (ICE LIBOR USD 3 Month+.57%), 01/11/23	1,599,360
1,625,000	3.31% (ICE LIBOR USD 3 Month+.71%), 06/28/22	1,634,089
2,150,000	3.40% (ICE LIBOR USD 3 Month+.72%), 05/15/23	2,157,882
1,600,000	3.42% (ICE LIBOR USD 3 Month+.77%), 02/26/24	1,608,896
600,000	3.43% (ICE LIBOR USD 3 Month+.85%), 01/11/22	605,418
535,000	3.53% (ICE LIBOR USD 3 Month+.85%), 08/19/21	541,123
		28,335,792
Principal Amount		Value

Canada: 3.9%
	Bank of Montreal
$850,000	2.94% (ICE LIBOR USD 3 Month+.34%), 07/13/20	$852,154
625,000	3.05% (ICE LIBOR USD 3 Month+.44%), 06/15/20	627,644
850,000	3.06% (ICE LIBOR USD 3 Month+.46%), 04/13/21	854,062
580,000	3.43% (ICE LIBOR USD 3 Month+.79%), 08/27/21	586,213
	Bank of Nova Scotia
525,000	2.88% (ICE LIBOR USD 3 Month+.29%), 01/08/21	525,819
775,000	3.03% (ICE LIBOR USD 3 Month+.44%), 04/20/21	778,343
457,000	3.22% (ICE LIBOR USD 3 Month+.62%), 12/05/19	458,552
1,525,000	3.25% (ICE LIBOR USD 3 Month+.64%), 03/07/22	1,535,452
	Canadian Imperial Bank of Commerce
700,000	2.89% (ICE LIBOR USD 3 Month+.32%), 02/02/21	700,806
351,000	2.91% (ICE LIBOR USD 3 Month+.31%), 10/05/20	351,681
1,600,000	3.27% (ICE LIBOR USD 3 Month+.66%), 09/13/23 †	1,603,728
1,550,000	3.33% (ICE LIBOR USD 3 Month+.72%), 06/16/22	1,559,280
	Enbridge, Inc.
546,000	2.98% (ICE LIBOR USD 3 Month+.40%), 01/10/20	546,146
320,000	3.31% (ICE LIBOR USD 3 Month+.70%), 06/15/20	320,745
435,000	National Bank of Canada
	3.16% (ICE LIBOR USD 3 Month+.56%), 05/12/20 (c)	436,923
	Royal Bank of Canada
400,000	2.83% (ICE LIBOR USD 3 Month+.24%), 10/26/20	400,590
500,000	2.89% (ICE LIBOR USD 3 Month+.30%), 07/22/20	501,021
1,650,000	2.97% (ICE LIBOR USD 3 Month+.39%), 04/30/21	1,657,081
450,000	3.00% (ICE LIBOR USD 3 Month+.38%), 03/02/20	451,373
425,000	3.13% (ICE LIBOR USD 3 Month+.52%), 03/06/20	426,826
1,596,000	3.31% (ICE LIBOR USD 3 Month+.73%), 02/01/22	1,612,479
	Toronto-Dominion Bank
529,000	2.82% (ICE LIBOR USD 3 Month+.24%), 01/25/21	529,358
750,000	2.87% (ICE LIBOR USD 3 Month+.26%), 09/17/20	751,845
630,000	2.88% (ICE LIBOR USD 3 Month+.28%), 06/11/20	631,407
900,000	3.03% (ICE LIBOR USD 3 Month+.43%), 06/11/21	904,361
352,000	3.29% (ICE LIBOR USD 3 Month+.56%), 11/05/19	352,946

See Notes to Financial Statements

66

Principal Amount		Value

Canada: (continued)
$577,000	3.59% (ICE LIBOR USD 3 Month+1.00%), 04/07/21	$586,041
400,000	TransCanada PipeLines Ltd. 2.96% (ICE LIBOR USD 3 Month+.28%), 11/15/19	400,503
		20,943,379
Cayman Islands: 0.3%
1,575,000	Tencent Holdings Ltd. 144A 3.20% (ICE LIBOR USD 3 Month+.60%), 01/19/23	1,564,042
China / Hong Kong: 0.2%
725,000	AIA Group Ltd. 144A 3.15% (ICE LIBOR USD 3 Month+.52%), 08/20/21 (c)	726,132
550,000	Industrial & Commercial Bank of China Ltd. 3.49% (ICE LIBOR USD 3 Month+.75%), 11/08/20	551,060
		1,277,192
Finland: 0.1%
800,000	Nordea Bank Abp 144A 3.10% (ICE LIBOR USD 3 Month+.47%), 05/29/20	802,959
France: 1.5%
375,000	Banque Federative du Credit Mutuel SA 144A 3.08% (ICE LIBOR USD 3 Month+.49%), 07/20/20	376,266
1,925,000	BPCE SA 3.51% (ICE LIBOR USD 3 Month+.88%), 05/31/22	1,940,378
	BPCE SA 144A
1,625,000	3.84% (ICE LIBOR USD 3 Month+1.24%), 09/12/23	1,628,924
1,615,000	3.88% (ICE LIBOR USD 3 Month+1.22%), 05/22/22	1,629,425
	Credit Agricole SA 144A
300,000	3.57% (ICE LIBOR USD 3 Month+.97%), 06/10/20	302,496
1,600,000	3.60% (ICE LIBOR USD 3 Month+1.02%), 04/24/23	1,596,264
500,000	Societe Generale SA 144A 3.92% (ICE LIBOR USD 3 Month+1.33%), 04/08/21	508,423
		7,982,176
Germany: 0.6%
	Deutsche Bank AG
627,000	3.41% (ICE LIBOR USD 3 Month+.81%), 01/22/21	619,496
500,000	3.57% (ICE LIBOR USD 3 Month+.97%), 07/13/20	499,120
1,565,000	3.87% (ICE LIBOR USD 3 Month+1.19%), 11/16/22 †	1,531,980
500,000	4.03% (ICE LIBOR USD 3 Month+1.29%), 02/04/21	497,408
		3,148,004
Principal Amount		Value

Italy: 0.1%
$350,000	UniCredit SpA 144A 6.50% (ICE LIBOR USD 3 Month+3.90%), 01/14/22	$364,334
Japan: 8.0%
	Mitsubishi UFJ Financial Group, Inc.
800,000	3.24% (ICE LIBOR USD 3 Month+.65%), 07/26/21	804,276
1,550,000	3.31% (ICE LIBOR USD 3 Month+.70%), 03/07/22	1,554,890
2,389,000	3.36% (ICE LIBOR USD 3 Month+.74%), 03/02/23	2,389,219
3,100,000	3.37% (ICE LIBOR USD 3 Month+.79%), 07/25/22	3,114,602
5,100,000	3.45% (ICE LIBOR USD 3 Month+.86%), 07/26/23	5,124,820
1,614,000	3.58% (ICE LIBOR USD 3 Month+.92%), 02/22/22	1,629,202
1,135,000	3.67% (ICE LIBOR USD 3 Month+1.06%), 09/13/21	1,150,185
850,000	4.51% (ICE LIBOR USD 3 Month+1.88%), 03/01/21	872,633
	Mizuho Financial Group, Inc.
2,700,000	3.39% (ICE LIBOR USD 3 Month+.79%), 03/05/23	2,706,991
3,600,000	3.48% (ICE LIBOR USD 3 Month+.88%), 09/11/22	3,621,940
3,870,000	3.57% (ICE LIBOR USD 3 Month+.94%), 02/28/22	3,904,762
2,075,000	3.60% (ICE LIBOR USD 3 Month+1.00%), 09/11/23 (c) †	2,094,702
1,125,000	3.75% (ICE LIBOR USD 3 Month+1.14%), 09/13/21	1,138,939
400,000	Mizuho Financial Group, Inc. 144A 4.08% (ICE LIBOR USD 3 Month+1.48%), 04/12/21	406,999
	Sumitomo Mitsui Banking Corp.
400,000	2.91% (ICE LIBOR USD 3 Month+.31%), 10/18/19	400,498
1,075,000	2.94% (ICE LIBOR USD 3 Month+.35%), 01/17/20	1,076,865
650,000	2.97% (ICE LIBOR USD 3 Month+.37%), 10/16/20	650,981
	Sumitomo Mitsui Financial Group, Inc.
1,600,000	3.33% (ICE LIBOR USD 3 Month+.74%), 01/17/23	1,602,750
1,600,000	3.34% (ICE LIBOR USD 3 Month+.74%), 10/18/22	1,606,496
1,625,000	3.38% (ICE LIBOR USD 3 Month+.78%), 07/12/22	1,634,309
2,625,000	3.40% (ICE LIBOR USD 3 Month+.80%), 10/16/23	2,634,207
1,600,000	3.45% (ICE LIBOR USD 3 Month+.86%), 07/19/23	1,608,014
575,000	3.71% (ICE LIBOR USD 3 Month+1.11%), 07/14/21	583,156
590,000	3.73% (ICE LIBOR USD 3 Month+1.14%), 10/19/21	599,776
300,000	Sumitomo Mitsui Trust Bank Ltd. 144A 3.51% (ICE LIBOR USD 3 Month+.91%), 10/18/19	301,134
		43,212,346

See Notes to Financial Statements

67

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

Luxembourg: 0.1%
$325,000	Allergan Funding SCS 3.85% (ICE LIBOR USD 3 Month+1.25%), 03/12/20	$327,621
Mexico: 0.5%
2,850,000	Petroleos Mexicanos 6.25% (ICE LIBOR USD 3 Month+3.65%), 03/11/22 †	2,986,800
Netherlands: 3.0%
	ABN AMRO Bank NV 144A
920,000	3.00% (ICE LIBOR USD 3 Month+.41%), 01/19/21	921,858
1,150,000	3.21% (ICE LIBOR USD 3 Month+.57%), 08/27/21	1,154,716
1,250,000	BNG Bank NV 144A 2.70% (ICE LIBOR USD 3 Month+.10%), 07/14/20	1,251,557
	Cooperatieve Rabobank UA
875,000	3.02% (ICE LIBOR USD 3 Month+.43%), 04/26/21	877,990
615,000	3.41% (ICE LIBOR USD 3 Month+.83%), 01/10/22	622,146
	ING Groep NV
1,650,000	3.60% (ICE LIBOR USD 3 Month+1.00%), 10/02/23	1,647,771
3,150,000	3.75% (ICE LIBOR USD 3 Month+1.15%), 03/29/22	3,193,072
400,000	Mondelez International Holdings Netherlands BV 144A 3.19% (ICE LIBOR USD 3 Month+.61%), 10/28/19	400,744
800,000	Nederlandse Waterschapsbank NV 144A 2.68% (ICE LIBOR USD 3 Month+.03%), 02/24/20	800,198
	Shell International Finance BV
1,550,000	3.09% (ICE LIBOR USD 3 Month+.40%), 11/13/23	1,551,855
500,000	3.15% (ICE LIBOR USD 3 Month+.45%), 05/11/20	502,181
	Siemens Financieringsmaatschappij NV 144A
525,000	2.95% (ICE LIBOR USD 3 Month+.34%), 03/16/20	526,483
2,600,000	3.22% (ICE LIBOR USD 3 Month+.61%), 03/16/22	2,616,850
		16,067,421
New Zealand: 0.3%
1,670,000	ASB Bank Ltd. 144A 3.56% (ICE LIBOR USD 3 Month+.97%), 06/14/23	1,679,572
Norway: 0.1%
450,000	DNB Bank ASA 144A 2.97% (ICE LIBOR USD 3 Month+.37%), 10/02/20	451,045
Singapore: 0.7%
1,550,000	BOC Aviation Ltd. 144A 3.73% (ICE LIBOR USD 3 Month+1.12%), 08/26/23 (c)	1,553,294
Principal Amount		Value

Singapore: (continued)
	DBS Group Holdings Ltd. 144A
$950,000	3.08% (ICE LIBOR USD 3 Month+.49%), 06/08/20	$951,649
900,000	3.20% (ICE LIBOR USD 3 Month+.62%), 07/25/22	904,935
700,000	United Overseas Bank Ltd. 144A 3.07% (ICE LIBOR USD 3 Month+.48%), 04/23/21	701,706
		4,111,584
South Korea: 0.1%
400,000	KEB Hana Bank 144A 3.32% (ICE LIBOR USD 3 Month+.72%), 04/05/20	400,774
Spain: 0.9%
	Banco Santander SA
1,550,000	3.72% (ICE LIBOR USD 3 Month+1.12%), 04/12/23	1,546,532
1,570,000	3.74% (ICE LIBOR USD 3 Month+1.09%), 02/23/23	1,565,305
1,650,000	4.14% (ICE LIBOR USD 3 Month+1.56%), 04/11/22	1,680,443
		4,792,280
Sweden: 0.8%
1,250,000	Skandinaviska Enskilda Banken AB 144A 3.11% (ICE LIBOR USD 3 Month+.43%), 05/17/21	1,252,929
	Svenska Handelsbanken AB
350,000	2.95% (ICE LIBOR USD 3 Month+.36%), 09/08/20	350,671
1,325,000	3.12% (ICE LIBOR USD 3 Month+.47%), 05/24/21	1,330,911
1,675,000	Swedbank AB 144A 3.29% (ICE LIBOR USD 3 Month+.70%), 03/14/22	1,659,870
		4,594,381
Switzerland: 2.9%
	Credit Suisse Group AG 144A
1,400,000	3.79% (ICE LIBOR USD 3 Month+1.20%), 12/14/22 (c)	1,400,720
2,425,000	3.84% (ICE LIBOR USD 3 Month+1.24%), 06/12/23 (c)	2,430,935
	UBS AG 144A
747,000	3.11% (ICE LIBOR USD 3 Month+.48%), 11/01/20 (c)	748,884
1,425,000	3.17% (ICE LIBOR USD 3 Month+.58%), 05/08/20 (c)	1,431,521
1,515,000	UBS Group Funding Jersey Ltd. 144A 4.11% (ICE LIBOR USD 3 Month+1.53%), 02/01/22	1,552,313
	UBS Group Funding Switzerland AG 144A
3,800,000	3.63% (ICE LIBOR USD 3 Month+.95%), 08/15/22 (c)	3,801,269
3,045,000	3.87% (ICE LIBOR USD 3 Month+1.22%), 05/23/22 (c)	3,077,810
1,130,000	4.38% (ICE LIBOR USD 3 Month+1.78%), 04/14/21	1,157,464
		15,600,916

See Notes to Financial Statements

68

Principal Amount		Value

United Kingdom: 7.0%
	Barclays Plc
$1,175,000	3.04% (ICE LIBOR USD 3 Month+.46%), 12/11/20 (c)	$1,170,741
2,400,000	4.11% (ICE LIBOR USD 3 Month+1.43%), 02/15/22 (c)	2,399,619
2,200,000	4.21% (ICE LIBOR USD 3 Month+1.62%), 01/10/22 (c)	2,219,594
1,155,000	4.81% (ICE LIBOR USD 3 Month+2.11%), 08/10/21	1,184,209
1,147,000	Credit Suisse Group Funding Guernsey Ltd. 4.89% (ICE LIBOR USD 3 Month+2.29%), 04/16/21	1,186,073
400,000	Diageo Capital Plc 2.92% (ICE LIBOR USD 3 Month+.24%), 05/18/20	400,384
850,000	GlaxoSmithKline Capital Plc 3.04% (ICE LIBOR USD 3 Month+.35%), 05/14/21	852,085
	HSBC Holdings Plc
2,250,000	3.25% (ICE LIBOR USD 3 Month+.65%), 09/11/20 (c)	2,254,413
2,250,000	3.28% (ICE LIBOR USD 3 Month+.60%), 05/18/20 (c)	2,253,719
6,010,000	3.68% (ICE LIBOR USD 3 Month+1.00%), 05/18/23 (c)	6,009,430
1,300,000	4.10% (ICE LIBOR USD 3 Month+1.50%), 01/05/22	1,328,570
1,150,000	4.31% (ICE LIBOR USD 3 Month+1.66%), 05/25/21	1,175,533
1,111,000	4.83% (ICE LIBOR USD 3 Month+2.24%), 03/08/21	1,146,664
1,200,000	Lloyds Bank Plc 3.23% (ICE LIBOR USD 3 Month+.49%), 05/07/21	1,201,148
350,000	Lloyds Banking Group Plc 3.41% (ICE LIBOR USD 3 Month+.80%), 06/21/21	350,151
2,275,000	Reckitt Benckiser Treasury Services Plc 144A 3.16% (ICE LIBOR USD 3 Month+.56%), 06/24/22	2,261,630
4,700,000	Royal Bank of Scotland Group Plc 4.15% (ICE LIBOR USD 3 Month+1.47%), 05/15/22 (c)	4,715,921
	Santander UK Plc
900,000	3.25% (ICE LIBOR USD 3 Month+.62%), 06/01/21	901,568
550,000	3.34% (ICE LIBOR USD 3 Month+.66%), 11/15/21	551,859
1,535,000	Standard Chartered Plc 144A 3.74% (ICE LIBOR USD 3 Month+1.15%), 01/20/22 (c)	1,535,906
3,094,000	Vodafone Group Plc 3.59% (ICE LIBOR USD 3 Month+.99%), 01/16/24	3,078,691
		38,177,908
Principal Amount		Value

United States: 63.2%
	American Express Co.
$415,000	2.91% (ICE LIBOR USD 3 Month+.33%), 09/29/20 (c)	$415,509
900,000	3.21% (ICE LIBOR USD 3 Month+.53%), 04/17/21 (c)	904,161
1,100,000	3.33% (ICE LIBOR USD 3 Month+.60%), 10/05/21 (c)	1,105,436
1,525,000	3.49% (ICE LIBOR USD 3 Month+.75%), 07/03/23 (c)	1,535,421
370,000	American Express Credit Corp. 3.64% (ICE LIBOR USD 3 Month+1.05%), 08/14/20 (c)	374,159
	American Honda Finance Corp.
350,000	2.79% (ICE LIBOR USD 3 Month+.15%), 02/21/20	350,262
450,000	2.87% (ICE LIBOR USD 3 Month+.26%), 06/16/20	450,907
350,000	3.03% (ICE LIBOR USD 3 Month+.34%), 02/14/20	350,948
	Apple, Inc.
350,000	2.77% (ICE LIBOR USD 3 Month+.07%), 05/11/20	350,139
350,000	2.94% (ICE LIBOR USD 3 Month+.20%), 02/07/20	350,516
350,000	2.95% (ICE LIBOR USD 3 Month+.25%), 02/07/20	350,577
385,000	2.99% (ICE LIBOR USD 3 Month+.30%), 05/06/20	386,045
2,300,000	3.05% (ICE LIBOR USD 3 Month+.35%), 05/11/22 †	2,313,721
3,100,000	3.20% (ICE LIBOR USD 3 Month+.50%), 02/09/22	3,130,655
605,000	3.78% (ICE LIBOR USD 3 Month+1.13%), 02/23/21	616,390
	AT&T, Inc.
575,000	3.25% (ICE LIBOR USD 3 Month+.65%), 01/15/20	577,078
1,625,000	3.38% (ICE LIBOR USD 3 Month+.75%), 06/01/21	1,636,384
481,000	3.53% (ICE LIBOR USD 3 Month+.93%), 06/30/20	484,781
1,725,000	3.55% (ICE LIBOR USD 3 Month+.95%), 07/15/21	1,744,770
10,850,000	3.78% (ICE LIBOR USD 3 Month+1.18%), 06/12/24	10,903,188
1,800,000	Athene Global Funding 144A 3.83% (ICE LIBOR USD 3 Month+1.23%), 07/01/22	1,810,511
180,000	Aviation Capital Group LLC 144A 3.58% (ICE LIBOR USD 3 Month+.95%), 06/01/21	180,659
	Bank of America Corp.
1,615,000	2.97% (ICE LIBOR USD 3 Month+.38%), 01/23/21 (c)	1,613,457
775,000	3.24% (ICE LIBOR USD 3 Month+.65%), 10/01/20 (c)	777,307
1,150,000	3.25% (ICE LIBOR USD 3 Month+.66%), 07/21/20 (c)	1,154,973

See Notes to Financial Statements

69

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

United States: (continued)
$2,625,000	3.25% (ICE LIBOR USD 3 Month+.65%), 06/25/21 (c)	$2,634,321
4,375,000	3.39% (ICE LIBOR USD 3 Month+.79%), 03/05/23 (c)	4,379,735
4,675,000	3.50% (ICE LIBOR USD 3 Month+.77%), 02/05/25 (c)	4,600,058
1,625,000	3.55% (ICE LIBOR USD 3 Month+.96%), 07/23/23 (c)	1,637,216
4,725,000	3.58% (ICE LIBOR USD 3 Month+1.00%), 04/24/22 (c)	4,775,177
2,388,000	3.75% (ICE LIBOR USD 3 Month+1.16%), 01/20/22 (c)	2,420,749
1,600,000	3.77% (ICE LIBOR USD 3 Month+1.18%), 10/21/21 (c)	1,619,979
575,000	4.01% (ICE LIBOR USD 3 Month+1.42%), 04/19/21	586,753
1,225,000	Bank of America NA 2.88% (ICE LIBOR USD 3 Month+.25%), 08/28/19 (c)	1,225,601
1,037,000	Bank of New York Mellon 2.92% (ICE LIBOR USD 3 Month+.30%), 12/04/19 (c)	1,038,282
	BAT Capital Corp.
725,000	3.28% (ICE LIBOR USD 3 Month+.59%), 08/14/20	724,177
2,350,000	3.56% (ICE LIBOR USD 3 Month+.88%), 07/15/22 (c)	2,339,020
	Bayer US Finance II LLC 144A
1,375,000	3.23% (ICE LIBOR USD 3 Month+.63%), 05/25/21 (c)	1,367,695
3,800,000	3.62% (ICE LIBOR USD 3 Month+1.01%), 11/15/23 (c)	3,748,446
615,000	BB&T Corp. 3.18% (ICE LIBOR USD 3 Month+.57%), 06/15/20	617,512
	BMW US Capital LLC 144A
500,000	2.97% (ICE LIBOR USD 3 Month+.38%), 04/06/20	500,828
800,000	3.01% (ICE LIBOR USD 3 Month+.41%), 04/12/21	801,661
550,000	3.06% (ICE LIBOR USD 3 Month+.37%), 08/14/20	551,631
875,000	3.19% (ICE LIBOR USD 3 Month+.50%), 08/13/21	877,708
499,000	Branch Banking & Trust Co. 3.05% (ICE LIBOR USD 3 Month+.45%), 12/15/19 (c)	500,005
442,000	Campbell Soup Co. 3.11% (ICE LIBOR USD 3 Month+.50%), 03/16/20	441,521
315,000	Capital One Financial Corp. 3.46% (ICE LIBOR USD 3 Month+.76%), 04/12/20 (c)	316,625
1,615,000	Capital One NA 3.73% (ICE LIBOR USD 3 Month+1.15%), 01/30/22 (c)	1,630,813
	Caterpillar Financial Services Corp.
1,350,000	2.84% (ICE LIBOR USD 3 Month+.23%), 03/15/21	1,351,790
Principal Amount		Value

United States: (continued)
$400,000	2.86% (ICE LIBOR USD 3 Month+.18%), 05/15/20	$400,562
500,000	2.90% (ICE LIBOR USD 3 Month+.25%), 08/26/20	500,873
416,000	3.09% (ICE LIBOR USD 3 Month+.51%), 01/10/20	417,158
	Citibank NA
450,000	2.89% (ICE LIBOR USD 3 Month+.30%), 10/20/20	450,684
1,125,000	2.90% (ICE LIBOR USD 3 Month+.32%), 04/01/20 (c)	1,127,165
1,475,000	3.05% (ICE LIBOR USD 3 Month+.35%), 01/12/21 (c)	1,476,308
415,000	3.10% (ICE LIBOR USD 3 Month+.50%), 06/12/20	416,407
900,000	3.16% (ICE LIBOR USD 3 Month+.57%), 06/23/21 (c)	904,318
1,600,000	3.21% (ICE LIBOR USD 3 Month+.53%), 02/19/21 (c)	1,603,677
	Citigroup, Inc.
1,675,000	3.20% (ICE LIBOR USD 3 Month+.55%), 08/25/36	1,325,520
700,000	3.37% (ICE LIBOR USD 3 Month+.79%), 12/10/19 (c)	703,004
2,125,000	3.53% (ICE LIBOR USD 3 Month+.95%), 07/24/22 (c)	2,139,454
3,913,000	3.54% (ICE LIBOR USD 3 Month+.96%), 03/25/22 (c)	3,957,070
3,075,000	3.65% (ICE LIBOR USD 3 Month+1.02%), 06/01/23 (c)	3,096,484
870,000	3.66% (ICE LIBOR USD 3 Month+1.07%), 11/08/21 (c)	881,384
892,000	3.77% (ICE LIBOR USD 3 Month+1.19%), 08/02/21	905,035
4,363,000	3.78% (ICE LIBOR USD 3 Month+1.10%), 05/17/23 (c)	4,407,011
2,100,000	3.84% (ICE LIBOR USD 3 Month+1.25%), 07/01/25 (c)	2,119,983
1,150,000	3.98% (ICE LIBOR USD 3 Month+1.38%), 03/30/21	1,170,837
6,200,000	4.06% (ICE LIBOR USD 3 Month+1.43%), 09/01/22 (c)	6,327,326
	Comcast Corp.
900,000	2.92% (ICE LIBOR USD 3 Month+.33%), 10/01/20	901,965
1,157,000	3.03% (ICE LIBOR USD 3 Month+.44%), 10/01/21	1,163,057
1,400,000	3.23% (ICE LIBOR USD 3 Month+.63%), 04/15/24	1,404,619
	Conagra Brands, Inc.
400,000	3.09% (ICE LIBOR USD 3 Month+.50%), 10/09/20	399,040
400,000	3.34% (ICE LIBOR USD 3 Month+.75%), 10/22/19 (c)	400,170
1,550,000	ConocoPhillips Co. 3.58% (ICE LIBOR USD 3 Month+.90%), 05/15/22	1,568,854

See Notes to Financial Statements

70

Principal Amount		Value

United States: (continued)
$700,000	Consolidated Edison Co of New York, Inc. 3.00% (ICE LIBOR USD 3 Month+.40%), 06/25/21	$701,014
850,000	Constellation Brands, Inc. 3.38% (ICE LIBOR USD 3 Month+.70%), 10/30/19 (c)	850,716
	CVS Health Corp.
700,000	3.23% (ICE LIBOR USD 3 Month+.63%), 03/09/20	702,426
1,115,000	3.32% (ICE LIBOR USD 3 Month+.72%), 03/09/21	1,119,843
	Daimler Finance North America LLC 144A
1,000,000	3.11% (ICE LIBOR USD 3 Month+.45%), 02/22/21	998,521
305,000	3.26% (ICE LIBOR USD 3 Month+.53%), 05/05/20	305,301
1,185,000	3.29% (ICE LIBOR USD 3 Month+.55%), 05/04/21	1,185,859
825,000	3.40% (ICE LIBOR USD 3 Month+.67%), 11/05/21	827,018
601,000	Dollar Tree, Inc. 3.29% (ICE LIBOR USD 3 Month+.70%), 05/16/19 (c)	601,051
550,000	Dominion Energy Gas Holdings LLC 3.21% (ICE LIBOR USD 3 Month+.60%), 06/15/21	551,141
500,000	DowDuPont, Inc. 3.39% (ICE LIBOR USD 3 Month+.71%), 11/15/20	504,073
650,000	Duke Energy Corp. 144A 3.19% (ICE LIBOR USD 3 Month+.50%), 05/14/21	649,978
700,000	DXC Technology Co. 3.58% (ICE LIBOR USD 3 Month+.95%), 05/13/19 (c)	699,607
600,000	EI du Pont de Nemours & Co. 3.11% (ICE LIBOR USD 3 Month+.53%), 05/01/20	602,093
500,000	EQT Corp. 3.36% (ICE LIBOR USD 3 Month+.77%), 05/16/19 (c)	498,568
1,525,000	Exxon Mobil Corp. 2.98% (ICE LIBOR USD 3 Month+.37%), 03/06/22	1,536,781
	Ford Motor Credit Co. LLC
900,000	3.41% (ICE LIBOR USD 3 Month+.81%), 04/05/21	890,163
550,000	3.48% (ICE LIBOR USD 3 Month+.88%), 10/12/21	540,153
400,000	3.53% (ICE LIBOR USD 3 Month+.93%), 09/24/20	399,798
737,000	3.59% (ICE LIBOR USD 3 Month+1.00%), 01/09/20	737,819
1,825,000	3.82% (ICE LIBOR USD 3 Month+1.08%), 08/03/22	1,787,783
1,650,000	3.92% (ICE LIBOR USD 3 Month+1.24%), 02/15/23	1,603,290
Principal Amount		Value

United States: (continued)
	General Dynamics Corp.
$400,000	2.99% (ICE LIBOR USD 3 Month+.29%), 05/11/20	$400,945
600,000	3.08% (ICE LIBOR USD 3 Month+.38%), 05/11/21	601,669
	General Electric Capital Corp.
2,432,000	3.11% (ICE LIBOR USD 3 Month+.38%), 05/05/26	2,192,202
2,100,000	3.61% (ICE LIBOR USD 3 Month+1.00%), 03/15/23	2,063,801
931,000	General Mills, Inc. 3.14% (ICE LIBOR USD 3 Month+.54%), 04/16/21	932,686
325,000	General Motors Co. 3.54% (ICE LIBOR USD 3 Month+.80%), 08/07/20	324,892
	General Motors Financial Co., Inc.
575,000	3.44% (ICE LIBOR USD 3 Month+.85%), 04/09/21	574,392
1,050,000	3.53% (ICE LIBOR USD 3 Month+.93%), 04/13/20	1,053,377
1,625,000	3.91% (ICE LIBOR USD 3 Month+1.31%), 06/30/22	1,626,178
1,600,000	4.15% (ICE LIBOR USD 3 Month+1.55%), 01/14/22	1,610,599
	Goldman Sachs Group, Inc.
850,000	3.34% (ICE LIBOR USD 3 Month+.73%), 12/27/19 (c)	852,295
3,850,000	3.36% (ICE LIBOR USD 3 Month+.78%), 10/31/21 (c)	3,853,686
8,100,000	3.40% (ICE LIBOR USD 3 Month+.75%), 02/23/23	8,070,605
520,000	3.41% (ICE LIBOR USD 3 Month+.80%), 12/13/19	521,803
2,300,000	3.58% (ICE LIBOR USD 3 Month+1.00%), 07/24/22 (c)	2,307,608
350,000	3.61% (ICE LIBOR USD 3 Month+1.02%), 10/23/19	351,451
2,300,000	3.65% (ICE LIBOR USD 3 Month+1.05%), 06/05/22 (c)	2,311,784
5,400,000	3.70% (ICE LIBOR USD 3 Month+1.11%), 04/26/21 (c)	5,450,847
950,000	3.75% (ICE LIBOR USD 3 Month+1.16%), 03/23/20 (c)	957,849
700,000	3.81% (ICE LIBOR USD 3 Month+1.20%), 08/15/20 (c)	707,622
1,375,000	3.85% (ICE LIBOR USD 3 Month+1.17%), 11/15/20 (c)	1,387,170
4,610,000	3.85% (ICE LIBOR USD 3 Month+1.17%), 05/15/25 (c)	4,574,388
1,150,000	3.94% (ICE LIBOR USD 3 Month+1.36%), 03/23/21 (c)	1,168,530
5,550,000	4.23% (ICE LIBOR USD 3 Month+1.60%), 11/29/23	5,689,343
3,145,000	4.33% (ICE LIBOR USD 3 Month+1.75%), 10/28/26 (c) †	3,221,028
720,000	4.42% (ICE LIBOR USD 3 Month+1.77%), 02/25/21	737,274

See Notes to Financial Statements

71

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

United States: (continued)
	Halfmoon Parent, Inc. 144A
$675,000	2.96% (ICE LIBOR USD 3 Month+.35%), 03/17/20	$675,373
1,075,000	3.26% (ICE LIBOR USD 3 Month+.65%), 09/17/19 (c)	1,075,359
2,200,000	3.49% (ICE LIBOR USD 3 Month+.89%), 06/15/23 (c)	2,191,981
1,610,000	Hartford Financial Services Group, Inc. 144A 4.81% (ICE LIBOR USD 3 Month+2.12%), 05/31/19 (c)	1,442,375
850,000	Hewlett Packard Enterprise Co. 3.32% (ICE LIBOR USD 3 Month+.72%), 09/20/19 (c)	850,238
390,000	Home Depot, Inc. 2.75% (ICE LIBOR USD 3 Month+.15%), 06/05/20	390,683
800,000	Hyundai Capital America 144A 3.53% (ICE LIBOR USD 3 Month+.94%), 07/08/21	800,801
	IBM Credit LLC
650,000	2.85% (ICE LIBOR USD 3 Month+.26%), 01/20/21	650,358
450,000	3.10% (ICE LIBOR USD 3 Month+.47%), 11/30/20	453,015
	Intel Corp.
500,000	2.78% (ICE LIBOR USD 3 Month+.08%), 05/11/20	500,446
2,475,000	3.05% (ICE LIBOR USD 3 Month+.35%), 05/11/22	2,485,049
	International Business Machines Corp.
350,000	2.81% (ICE LIBOR USD 3 Month+.23%), 01/27/20	350,384
1,135,000	3.31% (ICE LIBOR USD 3 Month+.58%), 11/06/21 †	1,142,571
	Jackson National Life Global Funding 144A
700,000	2.90% (ICE LIBOR USD 3 Month+.30%), 10/15/20	699,754
650,000	3.08% (ICE LIBOR USD 3 Month+.48%), 06/11/21	652,589
	John Deere Capital Corp.
550,000	2.77% (ICE LIBOR USD 3 Month+.18%), 01/07/20	550,593
842,000	2.84% (ICE LIBOR USD 3 Month+.24%), 03/12/21	842,440
	JPMorgan Chase & Co.
1,975,000	3.15% (ICE LIBOR USD 3 Month+.55%), 03/09/20 (c)	1,979,800
3,453,000	3.22% (ICE LIBOR USD 3 Month+.61%), 06/18/21 (c)	3,458,843
1,100,000	3.31% (ICE LIBOR USD 3 Month+.68%), 06/01/20 (c)	1,105,075
1,575,000	3.32% (ICE LIBOR USD 3 Month+.73%), 04/23/23 (c)	1,567,989
1,550,000	3.43% (ICE LIBOR USD 3 Month+.85%), 01/10/24 (c)	1,541,064
3,850,000	3.48% (ICE LIBOR USD 3 Month+.90%), 04/25/22 (c)	3,873,239
Principal Amount		Value

United States: (continued)
$2,835,000	3.48% (ICE LIBOR USD 3 Month+.89%), 07/23/23 (c)	$2,844,430
750,000	3.55% (ICE LIBOR USD 3 Month+.95%), 01/23/20	754,812
1,575,000	3.60% (ICE LIBOR USD 3 Month+1.00%), 01/15/22 (c)	1,589,435
1,900,000	3.68% (ICE LIBOR USD 3 Month+1.00%), 05/31/19 (c)	1,511,859
800,000	3.71% (ICE LIBOR USD 3 Month+1.10%), 05/07/21 (c)	810,861
350,000	3.79% (ICE LIBOR USD 3 Month+1.21%), 09/29/20 (c)	354,845
6,150,000	3.81% (ICE LIBOR USD 3 Month+1.23%), 10/24/22 (c)	6,243,750
885,000	4.11% (ICE LIBOR USD 3 Month+1.48%), 02/01/21 (c)	901,993
	JPMorgan Chase Bank NA
950,000	2.86% (ICE LIBOR USD 3 Month+.23%), 09/01/19 (c)	950,658
1,200,000	2.87% (ICE LIBOR USD 3 Month+.29%), 02/01/20 (c)	1,200,652
1,500,000	2.93% (ICE LIBOR USD 3 Month+.34%), 04/26/20 (c)	1,501,882
1,700,000	3.05% (ICE LIBOR USD 3 Month+.37%), 02/19/20 (c)	1,702,435
	Kraft Heinz Foods Co.
750,000	3.27% (ICE LIBOR USD 3 Month+.57%), 02/10/21	750,066
1,525,000	3.52% (ICE LIBOR USD 3 Month+.82%), 08/10/22	1,525,160
600,000	Marriott International, Inc. 3.23% (ICE LIBOR USD 3 Month+.60%), 12/01/20	602,152
650,000	McDonald’s Corp. 3.01% (ICE LIBOR USD 3 Month+.43%), 10/28/21	651,304
400,000	Medtronic, Inc. 3.41% (ICE LIBOR USD 3 Month+.80%), 03/15/20	402,466
513,000	Merck & Co., Inc. 3.07% (ICE LIBOR USD 3 Month+.38%), 02/10/20	514,377
1,120,000	Metropolitan Life Global Funding I 144A 2.82% (ICE LIBOR USD 3 Month+.23%), 01/08/21	1,119,337
	Morgan Stanley
2,250,000	3.25% (ICE LIBOR USD 3 Month+.55%), 02/10/20 (c)	2,253,302
6,272,000	3.52% (ICE LIBOR USD 3 Month+.93%), 07/22/21 (c)	6,319,425
300,000	3.72% (ICE LIBOR USD 3 Month+1.14%), 01/27/20	302,029
9,350,000	3.77% (ICE LIBOR USD 3 Month+1.18%), 01/20/21 (c)	9,454,033
5,430,000	3.96% (ICE LIBOR USD 3 Month+1.22%), 05/08/23 (c)	5,511,605
7,847,000	3.98% (ICE LIBOR USD 3 Month+1.40%), 10/24/22 (c)	8,007,495
1,149,000	3.99% (ICE LIBOR USD 3 Month+1.40%), 04/21/21	1,169,972

See Notes to Financial Statements

72

Principal Amount		Value

United States: (continued)
$1,700,000	NBCUniversal Enterprise, Inc. 144A 2.99% (ICE LIBOR USD 3 Month+.40%), 04/01/21	$1,705,802
	New York Life Global Funding 144A
400,000	2.69% (ICE LIBOR USD 3 Month+.10%), 01/21/20	400,207
507,000	2.75% (ICE LIBOR USD 3 Month+.16%), 10/01/20	507,589
500,000	NextEra Energy Capital Holdings, Inc. 3.03% (ICE LIBOR USD 3 Month+.40%), 08/28/19 (c)	499,853
1,600,000	Nissan Motor Acceptance Corp. 144A 3.49% (ICE LIBOR USD 3 Month+.89%), 01/13/22	1,592,079
320,000	Oracle Corp. 3.10% (ICE LIBOR USD 3 Month+.51%), 10/08/19	320,728
650,000	Phillips 66 3.25% (ICE LIBOR USD 3 Month+.60%), 05/16/19 (c)	650,050
	PNC Bank NA
1,000,000	2.95% (ICE LIBOR USD 3 Month+.35%), 03/12/20 (c)	1,001,754
375,000	3.04% (ICE LIBOR USD 3 Month+.36%), 05/19/20	375,928
1,585,000	3.08% (ICE LIBOR USD 3 Month+.50%), 07/27/22	1,588,840
1,550,000	QUALCOMM, Inc. 3.31% (ICE LIBOR USD 3 Month+.73%), 01/30/23	1,557,955
625,000	Regions Bank 3.19% (ICE LIBOR USD 3 Month+.50%), 08/13/20 (c)	623,295
	Sempra Energy
931,000	3.06% (ICE LIBOR USD 3 Month+.45%), 03/15/21	926,053
825,000	3.10% (ICE LIBOR USD 3 Month+.50%), 05/31/19 (c)	821,544
600,000	Southern Power Co. 144A 3.18% (ICE LIBOR USD 3 Month+.55%), 05/31/19 (c)	599,598
386,000	State Street Corp. 3.58% (ICE LIBOR USD 3 Month+.90%), 08/18/20	389,626
550,000	Synchrony Bank 3.23% (ICE LIBOR USD 3 Month+.62%), 03/30/20	551,061
700,000	TD Ameritrade Holding Corp. 3.01% (ICE LIBOR USD 3 Month+.43%), 10/01/21 (c)	702,650
815,000	The Charles Schwab Corp. 2.96% (ICE LIBOR USD 3 Month+.32%), 04/21/21 (c)	815,859
	Toyota Motor Credit Corp.
550,000	2.78% (ICE LIBOR USD 3 Month+.17%), 09/18/20	550,465
600,000	2.83% (ICE LIBOR USD 3 Month+.14%), 11/14/19	600,421
350,000	2.84% (ICE LIBOR USD 3 Month+.24%), 07/15/20	350,303
Principal Amount		Value

United States: (continued)
$450,000	2.85% (ICE LIBOR USD 3 Month+.26%), 04/17/20	$450,882
825,000	2.88% (ICE LIBOR USD 3 Month+.28%), 04/13/21	827,152
350,000	2.97% (ICE LIBOR USD 3 Month+.37%), 03/12/20	350,939
315,000	3.04% (ICE LIBOR USD 3 Month+.44%), 10/18/19	315,759
1,825,000	3.07% (ICE LIBOR USD 3 Month+.48%), 09/08/22	1,825,959
1,509,000	United Parcel Service, Inc. 3.04% (ICE LIBOR USD 3 Month+.45%), 04/01/23	1,513,753
920,000	United Technologies Corp. 3.33% (ICE LIBOR USD 3 Month+.65%), 08/16/19 (c)	920,963
	US Bank NA
453,000	2.71% (ICE LIBOR USD 3 Month+.12%), 12/17/19 (c)	453,242
950,000	2.83% (ICE LIBOR USD 3 Month+.25%), 06/24/20 (c)	952,626
1,000,000	2.91% (ICE LIBOR USD 3 Month+.32%), 03/26/21 (c)	1,002,509
	US Bank NA/Cincinnati OH
600,000	2.93% (ICE LIBOR USD 3 Month+.29%), 05/21/20 (c)	600,725
700,000	3.05% (ICE LIBOR USD 3 Month+.31%), 01/04/21 (c)	702,383
	Verizon Communications, Inc.
710,000	3.21% (ICE LIBOR USD 3 Month+.55%), 05/22/20	712,895
3,740,000	3.61% (ICE LIBOR USD 3 Month+1.00%), 03/16/22	3,812,643
5,550,000	3.78% (ICE LIBOR USD 3 Month+1.10%), 03/15/25 (c)	5,598,909
	Volkswagen Group of America Finance LLC 144A
950,000	3.46% (ICE LIBOR USD 3 Month+.77%), 11/13/20	953,665
650,000	3.64% (ICE LIBOR USD 3 Month+.94%), 11/12/21	653,900
575,000	Vulcan Materials Co. 3.28% (ICE LIBOR USD 3 Month+.65%), 03/01/21	576,004
	Walmart, Inc.
310,000	2.64% (ICE LIBOR USD 3 Month+.04%), 06/23/20	310,254
1,025,000	2.83% (ICE LIBOR USD 3 Month+.23%), 06/23/21	1,028,632
	Walt Disney Co.
300,000	2.79% (ICE LIBOR USD 3 Month+.19%), 06/05/20	300,427
1,550,000	3.01% (ICE LIBOR USD 3 Month+.39%), 03/04/22	1,553,965
	Wells Fargo & Co.
450,000	3.26% (ICE LIBOR USD 3 Month+.68%), 01/30/20	451,931
550,000	3.47% (ICE LIBOR USD 3 Month+.88%), 07/22/20	554,364

See Notes to Financial Statements

73

VANECK VECTORS INVESTMENT GRADE FLOATING RATE ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

United States: (continued)
$1,300,000	3.61% (ICE LIBOR USD 3 Month+1.02%), 07/26/21	$1,316,817
6,200,000	3.63% (ICE LIBOR USD 3 Month+.93%), 02/11/21 (c)	6,252,434
3,650,000	3.69% (ICE LIBOR USD 3 Month+1.11%), 01/24/22 (c)	3,698,464
6,175,000	3.81% (ICE LIBOR USD 3 Month+1.23%), 10/31/22 (c)	6,298,127
1,350,000	3.96% (ICE LIBOR USD 3 Month+1.34%), 03/04/21	1,373,922
	Wells Fargo Bank NA
700,000	2.83% (ICE LIBOR USD 3 Month+.23%), 01/15/20	700,895
875,000	2.91% (ICE LIBOR USD 3 Month+.31%), 01/15/21	876,930
1,425,000	3.09% (ICE LIBOR USD 3 Month+.50%), 07/23/20 (c)	1,428,378
1,200,000	3.10% (ICE LIBOR USD 3 Month+.51%), 09/21/21 (c)	1,204,121
700,000	3.26% (ICE LIBOR USD 3 Month+.65%), 12/06/19	702,524
		342,199,349
Total Floating Rate Notes (Cost: $539,607,860)		539,019,875

Number of Shares
MONEY MARKET FUND: 0.1% (Cost: $281,911)
281,911	Dreyfus Government Cash Management Fund – Institutional Shares	281,911
Total Investments Before Collateral for Securities Loaned: 99.6% (Cost: $539,889,771)		539,301,786
Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.9%
Repurchase Agreements: 0.9%
$1,122,044	Repurchase agreement dated 4/30/19 with Citigroup Global Markets, Inc., 2.77%, due 5/1/19, proceeds $1,122,130; (collateralized by various U.S. government and agency obligations, 1.25% to 8.50%, due 5/25/19 to 4/20/69, valued at $1,144,485 including accrued interest)	$1,122,044
1,122,044	Repurchase agreement dated 4/30/19 with Daiwa Capital Markets America, Inc., 2.78%, due 5/1/19, proceeds $1,122,131; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/14/19 to 9/9/49, valued at $1,144,485 including accrued interest)	1,122,044
1,122,044	Repurchase agreement dated 4/30/19 with HSBC Securities USA, Inc., 2.76%, due 5/1/19, proceeds $1,122,130; (collateralized by various U.S. government and agency obligations, 3.00% to 5.00%, due 3/1/30 to 12/1/48, valued at $1,144,485 including accrued interest)	1,122,044
1,122,044	Repurchase agreement dated 4/30/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.77%, due 5/1/19, proceeds $1,122,130; (collateralized by various U.S. government and agency obligations, 2.50% to 4.50%, due 5/1/30 to 5/1/49, valued at $1,144,485 including accrued interest)	1,122,044
235,892	Repurchase agreement dated 4/30/19 with Mizuho Securities USA, Inc., 2.72%, due 5/1/19, proceeds $235,910; (collateralized by various U.S. government and agency obligations, 0.00% to 2.88%, due 5/28/19 to 11/15/46, valued at $240,610 including accrued interest)	235,892
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $4,724,068)		4,724,068
Total Investments: 100.5% (Cost: $544,613,839)		544,025,854
Liabilities in excess of other assets: (0.5)%		(2,518,634)
NET ASSETS: 100.0%		$541,507,220

See Notes to Financial Statements

74

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
†	Security fully or partially on loan. Total market value of securities on loan is $4,587,313.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $94,261,607, or 17.4% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	0.2%	$1,106,166
Communications	6.9	37,143,216
Consumer, Cyclical	5.8	31,205,489
Consumer, Non-cyclical	4.5	24,402,986
Energy	1.9	10,562,483
Financial	74.5	401,941,218
Industrial	2.1	11,400,742
Technology	3.1	16,508,394
Utilities	0.9	4,749,181
Money Market Fund	0.1	281,911
	100.0%	$539,301,786

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Floating Rate Notes*	$—	$539,019,875	$—	$539,019,875
Money Market Fund	281,911	—	—	281,911
Repurchase Agreements	—	4,724,068	—	4,724,068
Total	$281,911	$543,743,943	$—	$544,025,854

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

75

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Principal
Amount			Value

CORPORATE BONDS: 0.6%
Colombia: 0.2%
		Empresas Públicas de Medellín ESP Reg S
COP	3,596,000,000	7.63%, 06/10/24 (c)	$1,115,288
	15,762,000,000	8.38%, 02/01/21	4,980,443
	19,450,000,000	Financiera de Desarrollo Territorial SA Findeter Reg S 7.88%, 05/12/24 (c)	6,231,388
			12,327,119
Germany: 0.0%
ZAR	20,000,000	Landwirtschaftliche Rentenbank Reg S 8.25%, 05/23/22	1,433,429
Ireland: 0.1%
RUB	134,900,000	RusHydro Via RusHydro Capital Markets DAC Reg S 8.13%, 09/28/22	2,074,716
Mexico: 0.1%
		Petróleos Mexicanos Reg S
MXN	28,330,000	7.19%, 09/12/24	1,260,436
	50,200,000	7.65%, 11/24/21	2,494,053
			3,754,489
South Africa: 0.2%
		Eskom Holdings Ltd.
ZAR	77,330,000	0.00% 08/18/27 ^	1,738,249
	11,000,000	7.50%, 09/15/33	585,042
	25,350,000	7.85%, 04/02/26	1,601,798
		Transnet Ltd.
	21,000,000	9.50%, 08/19/25	1,430,348
	85,800,000	10.80%, 11/06/23	6,357,785
	5,000,000	13.50%, 04/18/28	421,642
			12,134,864
Total Corporate Bonds (Cost: $46,076,871)			31,724,617
FOREIGN GOVERNMENT OBLIGATIONS: 97.0%
Argentina: 3.0%
ARS	143,000,000	Argentina Treasury Bill 0.00% 07/31/19 ^	3,272,460
		Argentine Bonos del Tesoro
	3,982,468,000	15.50%, 10/17/26 †	68,889,599
	2,410,319,000	16.00%, 10/17/23 †	42,504,977
	2,689,924,463	18.20%, 10/03/21 †	45,278,620
			159,945,656
Brazil: 9.8%
		Brazil Government International Bonds
BRL	6,280,000	8.50%, 01/05/24	1,634,584
	8,360,000	10.25%, 01/10/28	2,385,964
	4,010,000	12.50%, 01/05/22	1,148,235
		Brazil Letras do Tesouro Nacional
	463,590,000	0.00% 07/01/20 ^	108,794,080
	217,489,000	0.00% 07/01/21 ^	47,075,966
	207,310,000	0.00% 01/01/22 ^	42,939,352
	188,600,000	0.00% 07/01/22 ^	37,373,193
	29,920,000	0.00% 07/01/23 ^	5,409,807
Principal
Amount			Value

Brazil: (continued)
		Brazil Notas do Tesouro Nacional, Series F
BRL	254,271,000	10.00%, 01/01/21	$67,088,567
	320,203,000	10.00%, 01/01/23	85,560,714
	220,155,000	10.00%, 01/01/25	59,072,723
	186,790,000	10.00%, 01/01/27	50,130,140
	50,440,000	10.00%, 01/01/29	13,588,736
			522,202,061
Chile: 3.0%
		Bonos de la Tesoreria de la Republica de Chile
CLP	5,100,000,000	4.50%, 02/28/21	7,663,255
	13,865,000,000	4.50%, 03/01/21	20,838,349
	19,925,000,000	4.50%, 03/01/26	30,336,652
	24,625,000,000	5.00%, 03/01/35	39,560,603
	16,105,000,000	6.00%, 01/01/43	29,817,139
		Bonos de la Tesoreria de la Republica de Chile Reg S 144A
	10,845,000,000	4.00%, 03/01/23	16,190,050
	6,935,000,000	4.70%, 09/01/30	10,723,856
	355,000,000	Bonos del Banco Central de Chile 4.50%, 06/01/20	529,005
	2,108,500,000	Chile Government International Bonds 5.50%, 08/05/20	3,185,024
			158,843,933
Colombia: 4.7%
		Colombia Government International Bonds
COP	5,430,000,000	4.38%, 12/21/22 (c)	1,614,937
	11,855,000,000	7.75%, 04/14/21	3,828,268
	8,690,000,000	9.85%, 06/28/27	3,326,740
		Colombian TES
	108,968,100,000	6.00%, 04/28/28	32,426,126
	69,011,000,000	6.25%, 11/26/25	21,407,658
	141,152,900,000	7.00%, 05/04/22	45,712,582
	78,756,700,000	7.00%, 06/30/32	24,411,267
	126,897,700,000	7.50%, 08/26/26	41,904,596
	75,636,100,000	7.75%, 09/18/30	25,089,674
	98,704,800,000	10.00%, 07/24/24	36,043,298
	43,272,300,000	11.00%, 07/24/20	14,401,775
			250,166,921
Czech Republic: 3.0%
		Czech Republic Government Bonds
CZK	265,940,000	0.25%, 02/10/27	10,305,803
	370,710,000	2.75%, 07/23/29	17,393,603
		Czech Republic Government Bonds Reg S
	201,220,000	0.45%, 10/25/23	8,329,596
	361,200,000	0.95%, 05/15/30	14,162,447
	325,910,000	1.00%, 06/26/26	13,465,691
	406,920,000	2.40%, 09/17/25	18,439,140
	398,600,000	2.50%, 08/25/28	18,387,839
	316,810,000	3.75%, 09/12/20	14,253,183
	308,590,000	3.85%, 09/29/21	14,205,984
	298,110,000	4.70%, 09/12/22	14,323,343
	301,430,000	5.70%, 05/25/24	15,778,948
			159,045,577

See Notes to Financial Statements

76

Principal
Amount			Value

Dominican Republic: 3.0%
DOP	167,000,000	Dominican Republic International Bonds 144A 8.90%, 02/15/23	$3,299,170
	7,925,700,000	Dominican Republic International Bonds Reg S 8.90%, 02/15/23	156,576,259
			159,875,429
Germany: 0.0%
TRY	5,850,000	Kreditanstalt fuer Wiederaufbau Reg S 9.25%, 05/22/20	856,132
Hungary: 3.0%
		Hungary Government Bonds
HUF	3,320,600,000	0.50%, 04/21/21	11,460,073
	4,775,900,000	1.75%, 10/26/22	16,732,091
	2,784,250,000	2.50%, 10/27/21 †	10,019,298
	2,879,210,000	2.75%, 12/22/26	10,027,644
	3,829,100,000	3.00%, 06/26/24	13,905,961
	5,106,140,000	3.00%, 10/27/27	17,941,937
	2,512,900,000	3.50%, 06/24/20 †	9,029,306
	5,126,550,000	5.50%, 06/24/25	20,948,213
	4,284,010,000	6.00%, 11/24/23 †	17,566,192
	2,107,800,000	6.75%, 10/22/28	9,522,516
	4,127,740,000	7.00%, 06/24/22 †	16,805,676
	2,198,880,000	7.50%, 11/12/20	8,470,336
			162,429,243
Indonesia: 8.8%
		Indonesia Treasury Bonds
IDR	321,320,000,000	5.63%, 05/15/23	21,360,091
	488,451,000,000	6.13%, 05/15/28	30,849,537
	384,553,000,000	6.63%, 05/15/33	23,380,930
	218,427,000,000	7.00%, 05/15/22	15,335,875
	474,238,000,000	7.00%, 05/15/27	31,828,325
	205,510,000,000	7.50%, 08/15/32	13,608,742
	307,780,000,000	7.50%, 05/15/38	19,810,794
	230,220,000,000	8.13%, 05/15/24	16,733,359
	276,833,000,000	8.25%, 07/15/21	20,008,401
	189,150,000,000	8.25%, 05/15/29	13,705,079
	179,494,000,000	8.25%, 06/15/32	12,737,751
	410,365,000,000	8.25%, 05/15/36	28,836,680
	592,323,000,000	8.38%, 03/15/24	43,438,516
	495,647,000,000	8.38%, 09/15/26	36,538,332
	450,534,000,000	8.38%, 03/15/34	32,051,147
	97,190,000,000	8.38%, 04/15/39	6,862,978
	272,147,000,000	8.75%, 05/15/31	20,119,971
	428,982,000,000	9.00%, 03/15/29	32,498,803
	110,611,000,000	9.50%, 07/15/31	8,666,352
	133,012,000,000	10.50%, 08/15/30	11,078,546
	3,550,000,000	11.00%, 11/15/20	265,129
	93,022,000,000	11.00%, 09/15/25	7,667,422
		Perusahaan Penerbit SBSN
	31,090,000,000	8.25%, 09/15/20	2,214,882
	80,410,000,000	8.75%, 08/15/23	5,900,796
	186,830,000,000	8.88%, 11/15/31	13,296,081
			468,794,519
Principal
Amount			Value

Malaysia: 4.2%
		Malaysia Government Bonds
MYR	43,106,000	3.62%, 11/30/21	$10,476,431
	49,340,000	3.66%, 10/15/20	11,980,306
	49,829,000	3.73%, 06/15/28	11,925,769
	38,378,000	3.76%, 04/20/23	9,335,735
	43,176,000	3.80%, 08/17/23	10,499,678
	17,070,000	3.89%, 08/15/29	4,159,882
	62,849,000	3.90%, 11/16/27	15,243,691
	41,214,000	3.90%, 11/30/26	9,994,273
	47,458,000	3.95%, 04/14/22	11,608,345
	58,714,000	3.96%, 09/15/25	14,331,925
	47,523,000	4.06%, 09/30/24	11,668,991
	49,858,000	4.09%, 11/30/23	12,262,439
	54,174,000	4.13%, 08/15/25	13,340,745
	58,382,000	4.16%, 07/15/21	14,343,643
	47,537,000	4.18%, 07/15/24	11,740,587
	3,079,000	4.25%, 05/31/35	744,852
	47,350,000	4.26%, 07/26/27	11,779,871
	51,428,000	4.37%, 10/31/28	12,909,467
	50,860,000	4.76%, 04/07/37	13,037,210
		Malaysia Government Investment Issue
	30,075,000	3.73%, 03/31/22	7,324,981
	21,635,000	4.13%, 07/09/29	5,341,760
			224,050,581
Mexico: 8.8%
		Mexican Bonos
MXN	449,866,000	5.75%, 03/05/26	20,820,039
	930,987,000	6.50%, 06/10/21	47,573,916
	936,866,000	6.50%, 06/09/22	47,308,460
	502,372,000	7.25%, 12/09/21	25,963,814
	924,897,300	7.50%, 06/03/27	46,932,112
	489,376,000	7.75%, 05/29/31	24,761,943
	317,020,000	7.75%, 11/23/34	15,782,256
	675,595,800	7.75%, 11/13/42	32,890,675
	661,712,900	8.00%, 06/11/20	34,811,854
	794,959,000	8.00%, 12/07/23	41,890,711
	26,285,000	8.00%, 09/05/24	1,400,850
	347,936,000	8.00%, 11/07/47	17,304,543
	288,894,000	8.50%, 05/31/29	15,559,627
	467,738,900	8.50%, 11/18/38	24,707,700
	900,746,200	10.00%, 12/05/24	51,775,541
	302,698,000	10.00%, 11/20/36	18,240,900
			467,724,941
Peru: 3.0%
		Peru Government Bonds
PEN	59,058,000	5.70%, 08/12/24	19,034,498
	76,705,000	6.35%, 08/12/28	25,241,031
	64,183,000	6.90%, 08/12/37	21,686,390
	74,677,000	6.95%, 08/12/31	25,499,224
	64,970,000	8.20%, 08/12/26	23,655,988
		Peru Government Bonds Reg S 144A
	65,575,000	5.94%, 02/12/29	20,957,437
	69,650,000	6.15%, 08/12/32	22,191,451
			158,266,019

See Notes to Financial Statements

77

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

Philippines: 2.9%
		Philippine Government International Bonds
PHP	1,890,500,000	3.90%, 11/26/22	$35,082,384
	2,701,500,000	4.95%, 01/15/21	51,839,770
	3,349,500,000	6.25%, 01/14/36	70,862,533
			157,784,687
Poland: 7.6%
		Republic of Poland Government Bonds
PLN	54,489,000	0.00% 07/25/20 ^	13,974,668
	133,296,000	1.75%, 07/25/21	34,917,904
	118,292,000	2.00%, 04/25/21	31,129,636
	125,191,000	2.25%, 04/25/22	33,059,699
	131,900,000	2.50%, 01/25/23	35,048,374
	97,376,000	2.50%, 04/25/24 †	25,624,252
	136,785,000	2.50%, 07/25/26	35,417,028
	139,038,000	2.50%, 07/25/27	35,423,255
	135,017,000	2.75%, 04/25/28	34,806,177
	125,751,000	3.25%, 07/25/25	34,122,372
	119,670,000	4.00%, 10/25/23	33,627,079
	59,769,000	5.25%, 10/25/20	16,447,599
	68,096,000	5.75%, 10/25/21	19,527,281
	78,332,000	5.75%, 09/23/22	22,961,849
			406,087,173
Romania: 2.9%
		Romania Government Bonds
RON	66,250,000	3.25%, 03/22/21	15,529,328
	69,075,000	3.25%, 04/29/24	15,510,122
	66,625,000	3.40%, 03/08/22	15,505,704
	66,110,000	3.50%, 12/19/22	15,273,161
	56,715,000	4.00%, 10/27/21	13,427,936
	60,950,000	4.25%, 06/28/23	14,369,492
	68,425,000	4.75%, 02/24/25	16,300,937
	70,710,000	5.80%, 07/26/27	17,777,052
	67,390,000	5.85%, 04/26/23	16,842,740
	66,090,000	5.95%, 06/11/21	16,310,032
			156,846,504
Russia: 5.5%
		Russian Federal Bonds
RUB	1,420,262,000	6.50%, 02/28/24	20,914,157
	1,136,307,000	6.90%, 05/23/29	16,299,809
	1,450,525,000	7.00%, 12/15/21	22,182,346
	657,785,000	7.00%, 01/25/23	9,958,220
	1,090,895,000	7.00%, 08/16/23	16,485,180
	1,553,254,000	7.05%, 01/19/28	22,766,707
	1,561,037,000	7.10%, 10/16/24	23,476,894
	737,881,000	7.25%, 05/10/34	10,485,674
	1,521,918,000	7.40%, 12/07/22	23,425,907
	1,150,964,000	7.50%, 08/18/21	17,821,206
	485,661,000	7.60%, 04/14/21	7,532,587
	754,420,000	7.60%, 07/20/22	11,646,240
	1,529,028,000	7.70%, 03/23/33	22,798,269
	1,560,213,000	7.75%, 09/16/26	24,027,196
	1,529,968,000	8.15%, 02/03/27	24,102,549
	1,109,144,000	8.50%, 09/17/31	17,711,352
			291,634,293
Principal
Amount			Value

South Africa: 7.6%
		Republic of South Africa Government Bonds
ZAR	465,613,000	6.25%, 03/31/36	$23,591,416
	428,998,000	6.50%, 02/28/41	21,201,157
	50,347,000	6.75%, 03/31/21 †	3,508,531
	467,193,000	7.00%, 02/28/31	27,395,295
	260,320,000	7.75%, 02/28/23	18,183,587
	596,336,000	8.00%, 01/31/30	38,451,770
	454,334,000	8.25%, 03/31/32	29,122,441
	543,846,000	8.50%, 01/31/37	34,200,701
	584,082,000	8.75%, 01/31/44	36,798,765
	966,380,000	8.75%, 02/28/48	61,024,592
	398,334,000	8.88%, 02/28/35	26,158,440
	379,485,000	9.00%, 01/31/40	24,674,777
	763,810,000	10.50%, 12/21/26	58,957,687
			403,269,159
Supranational: 3.4%
		European Bank for Reconstruction and Development
IDR	73,700,000,000	6.25%, 07/25/22	4,977,724
	29,900,000,000	6.45%, 12/13/22	2,025,122
	75,200,000,000	8.30%, 10/02/20	5,289,858
	117,130,000,000	9.25%, 12/02/20	8,372,124
RUB	14,000,000	European Bank for Reconstruction and Development Reg S 6.00%, 07/24/23	211,573
		European Investment Bank
BRL	6,170,000	0.00% 08/27/21 ^	1,356,906
PLN	33,700,000	4.25%, 10/25/22	9,396,051
ZAR	5,200,000	7.25%, 02/28/23 †	361,021
MXN	9,120,000	7.63%, 01/12/22	472,274
ZAR	206,265,000	8.13%, 12/21/26	14,558,147
	72,600,000	8.25%, 09/13/21	5,179,952
	81,000,000	9.00%, 03/31/21	5,839,628
TRY	3,650,000	10.75%, 11/15/19	567,033
	42,500,000,000	European Investment Bank 144A 5.75%, 01/24/25	2,729,663
		European Investment Bank Reg S
PLN	25,960,000	2.75%, 08/25/26	6,779,398
	30,930,000	3.00%, 05/24/24	8,326,780
MXN	63,480,000	4.00%, 02/25/20	3,213,861
	184,040,000	4.75%, 01/19/21	9,114,976
IDR	118,800,000,000	5.20%, 03/01/22	7,835,381
ZAR	17,500,000	8.00%, 05/05/27	1,219,913
	24,900,000	8.50%, 09/17/24	1,790,118
TRY	30,020,000	8.75%, 09/18/21	3,930,812
	1,700,000	9.25%, 10/03/24	203,893
		Inter-American Development Bank
IDR	9,000,000,000	5.80%, 09/28/20	617,279
	139,680,000,000	6.25%, 06/15/21	9,576,510
MXN	129,870,000	7.50%, 12/05/24	6,687,763
IDR	41,790,000,000	7.88%, 03/14/23	2,972,295
	52,500,000	Inter-American Development Bank Reg S 7.70%, 02/12/24	2,737,560

See Notes to Financial Statements

78

Principal
Amount			Value

Supranational: (continued)
		International Bank for Reconstruction & Development
PLN	14,300,000	1.50%, 07/31/20	$3,728,460
	21,260,000	1.50%, 10/30/20	5,575,051
	5,200,000	1.63%, 12/30/21	1,360,061
RUB	220,000,000	7.25%, 11/23/20	3,458,399
IDR	52,244,800,000	7.45%, 08/20/21	3,666,118
MXN	51,908,000	7.50%, 03/05/20	2,709,665
COP	7,800,000,000	8.00%, 03/02/20	2,501,082
IDR	27,500,000,000	8.40%, 10/12/21	1,952,172
	36,500,000	International Bank for Reconstruction & Development Reg S 7.13%, 02/09/21	1,886,947
		International Finance Corp.
RUB	130,000,000	5.25%, 03/22/22	1,936,427
	37,100,000	6.03%, 05/19/21	560,249
MXN	175,100,000	7.00%, 07/20/27	8,495,934
	84,600,000	7.50%, 01/18/28	4,184,793
	106,780,000	7.75%, 01/18/30	5,273,353
IDR	3,100,000,000	8.00%, 10/09/23	220,911
ZAR	3,000,000	8.00%, 07/27/27	205,409
		International Finance Corp. Reg S
RUB	281,600,000	6.25%, 06/07/21	4,322,365
MXN	41,900,000	8.38%, 05/31/29	2,226,837
			180,607,848
Thailand: 7.1%
		Thailand Government Bonds
THB	779,793,000	1.88%, 06/17/22	24,413,273
	914,867,000	2.00%, 12/17/22	28,697,193
	1,026,434,000	2.13%, 12/17/26	31,649,630
	604,199,000	2.40%, 12/17/23	19,187,619
	441,723,000	2.55%, 06/26/20	13,962,155
	523,908,000	2.88%, 12/17/28	17,012,872
	718,768,000	2.88%, 06/17/46	21,172,733
	831,138,000	3.40%, 06/17/36	27,600,967
	872,278,000	3.63%, 06/16/23	29,039,057
	1,194,731,000	3.65%, 12/17/21	39,143,205
	866,536,000	3.65%, 06/20/31	29,737,697
	917,401,000	3.78%, 06/25/32	31,701,384
	894,496,000	3.85%, 12/12/25	30,719,949
	824,000	4.75%, 12/20/24	29,301
	980,638,000	4.88%, 06/22/29	36,951,238
			381,018,273
Turkey: 2.8%
		Turkey Government International Bonds
TRY	84,891,000	7.10%, 03/08/23	8,760,006
	74,341,000	8.00%, 03/12/25	7,496,990
	54,400,000	8.50%, 09/14/22	6,251,512
	64,523,000	8.80%, 09/27/23	6,955,449
	62,155,000	9.00%, 07/24/24	6,719,966
	56,292,000	9.20%, 09/22/21	7,237,476
	64,812,000	9.40%, 07/08/20	9,373,013
	52,812,000	9.50%, 01/12/22	6,453,866
	37,282,000	10.40%, 03/20/24	4,234,391
	94,294,000	10.50%, 08/11/27	10,267,376
Principal
Amount			Value

Turkey: (continued)
TRY	102,571,000	10.60%, 02/11/26	$11,684,108
	69,308,000	10.70%, 02/17/21	9,526,294
	76,791,000	10.70%, 08/17/22	9,416,369
	84,422,000	11.00%, 03/02/22	10,686,712
	80,781,000	11.00%, 02/24/27	9,027,390
	72,116,000	12.20%, 01/18/23	9,133,042
	52,820,000	12.40%, 03/08/28	6,415,026
	53,267,000	16.20%, 06/14/23	7,540,098
			147,179,084
Uruguay: 2.9%
		Uruguay Government International Bonds 144A
UYU	1,022,239,000	8.50%, 03/15/28	25,250,322
	290,788,000	9.88%, 06/20/22	8,334,985
		Uruguay Government International Bonds Reg S
	1,721,220,000	8.50%, 03/15/28	42,515,849
	2,770,784,000	9.88%, 06/20/22	79,420,203
			155,521,359
Total Foreign Government Obligations (Cost: $5,548,456,583)			5,172,149,392

Number
of Shares
MONEY MARKET FUND: 0.0% (Cost: $543,467)
	543,467	Dreyfus Government Cash Management Fund – Institutional Shares	543,467
Total Investments Before Collateral for Securities Loaned: 97.6% (Cost: $5,595,076,921)			5,204,417,476

Principal
Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Repurchase Agreements: 2.0%
USD	24,994,105	Repurchase agreement dated 4/30/19 with Citigroup Global Markets, Inc., 2.77%, due 5/1/19, proceeds $24,996,028; (collateralized by various U.S. government and agency obligations, 1.25% to 8.50%, due 5/25/19 to 4/20/69, valued at $25,493,987 including accrued interest)	24,994,105
	24,994,105	Repurchase agreement dated 4/30/19 with Credit Agricole CIB, 2.72%, due 5/1/19, proceeds $24,995,993; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 2/1/47 to 10/1/48, valued at $25,493,987 including accrued interest)	24,994,105

See Notes to Financial Statements

79

VANECK VECTORS J.P. MORGAN EM LOCAL CURRENCY BOND ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal
Amount			Value

Repurchase Agreements: (continued)
USD	24,994,105	Repurchase agreement dated 4/30/19 with Daiwa Capital Markets America, Inc., 2.78%, due 5/1/19, proceeds $24,996,035; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/14/19 to 9/9/49, valued at $25,493,988 including accrued interest)	$24,994,105
	24,994,105	Repurchase agreement dated 4/30/19 with Deutsche Bank Securities, Inc., 2.75%, due 5/1/19, proceeds $24,996,014; (collateralized by various U.S. government and agency obligations, 2.50% to 8.50%, due 7/15/21 to 6/20/67, valued at $25,493,992 including accrued interest)	24,994,105
Principal
Amount			Value

Repurchase Agreements: (continued)
USD	5,092,004	Repurchase agreement dated 4/30/19 with HSBC Securities USA, Inc., 2.75%, due 5/1/19, proceeds $5,092,393; (collateralized by various U.S. government and agency obligations, 0.00% to 7.13%, due 10/3/19 to 2/15/49, valued at $5,193,844 including accrued interest)	$5,092,004
Total Short- Term Investments Held As Collateral For Securities On Loan (Cost: $105,068,424)			105,068,424
Total Investments: 99.6% (Cost: $5,700,145,345)			5,309,485,900
Other assets less liabilities: 0.4%			22,426,504
NET ASSETS: 100.0%			$5,331,912,404

Definitions:
ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Footnotes:
(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
^	Zero Coupon Bond
†	Security fully or partially on loan. Total market value of securities on loan is $90,156,551.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $109,676,934, or 2.1% of net assets.

See Notes to Financial Statements

80

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	0.1%	$3,754,489
Financial	0.1	7,664,817
Government	99.4	5,172,149,392
Industrial	0.2	8,209,775
Utilities	0.2	12,095,536
Money Market Fund	0.0	543,467
	100.0%	$5,204,417,476

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

		Level 2	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Value
Corporate Bonds*	$—	$31,724,617	$—	$31,724,617
Foreign Government Obligations*	—	5,172,149,392	—	5,172,149,392
Money Market Fund	543,467	—	—	543,467
Repurchase Agreements	—	105,068,424	—	105,068,424
Total	$543,467	$5,308,942,433	$—	$5,309,485,900

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

81

VANECK VECTORS MORTGAGE REIT INCOME ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Number of Shares		Value

COMMON STOCKS: 99.7%
Real Estate Investment Trusts: 99.7%
138,717	AG Mortgage Investment Trust, Inc.	$2,373,448
872,296	AGNC Investment Corp.	15,518,146
2,249,936	Annaly Capital Management, Inc.	22,701,854
425,661	Apollo Commercial Real Estate Finance, Inc.	7,976,887
357,543	Arbor Realty Trust, Inc. †	4,884,037
251,273	ARMOUR Residential REIT, Inc.	4,794,289
250,113	Blackstone Mortgage Trust, Inc.	8,901,522
287,548	Capstead Mortgage Corp.	2,470,037
458,493	Chimera Investment Corp.	8,789,311
490,542	Colony Credit Real Estate, Inc. †	7,623,023
325,937	Dynex Capital, Inc.	1,988,216
207,477	Granite Point Mortgage Trust, Inc.	3,989,783
237,147	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,305,739
489,357	Invesco Mortgage Capital, Inc.	7,986,306
110,202	KKR Real Estate Finance Trust, Inc.	2,222,774
398,456	Ladder Capital Corp.	6,933,134
1,051,211	MFA Financial, Inc.	7,894,595
684,268	New Residential Investment Corp.	11,502,545
857,330	New York Mortgage Trust, Inc.	5,401,179
268,062	PennyMac Mortgage Investment Trust	5,629,302
270,779	Redwood Trust, Inc.	4,429,945
459,621	Starwood Property Trust, Inc.	10,594,264
123,358	TPG RE Finance Trust, Inc.	2,431,386
616,619	Two Harbors Investment Corp.	8,546,339
226,429	Western Asset Mortgage Capital Corp.	2,382,033
Total Common Stocks (Cost: $168,713,744)		174,270,094
MONEY MARKET FUND: 0.6% (Cost: $1,138,940)
1,138,940	Dreyfus Government Cash Management Fund – Institutional Shares	1,138,940
Total Investments Before Collateral for Securities Loaned: 100.3% (Cost: $169,852,684)		175,409,034

Principal Amount
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.8%
Repurchase Agreements: 2.8%
$1,161,165	Repurchase agreement dated 4/30/19 with Citigroup Global Markets, Inc., 2.77%, due 5/1/19, proceeds $1,161,254; (collateralized by various U.S. government and agency obligations, 1.25% to 8.50%, due 5/25/19 to 4/20/69, valued at $1,184,388 including accrued interest)	1,161,165
Principal Amount		Value

Repurchase Agreements: (continued)
$1,161,165	Repurchase agreement dated 4/30/19 with Daiwa Capital Markets America, Inc., 2.78%, due 5/1/19, proceeds $1,161,255; (collateralized by various U.S. government and agency obligations, 0.00% to 6.50%, due 5/14/19 to 9/9/49, valued at $1,184,388 including accrued interest)	$1,161,165
1,161,165	Repurchase agreement dated 4/30/19 with HSBC Securities USA, Inc., 2.76%, due 5/1/19, proceeds $1,161,254; (collateralized by various U.S. government and agency obligations, 3.00% to 5.00%, due 3/1/30 to 12/1/48, valued at $1,184,388 including accrued interest)	1,161,165
91,770	Repurchase agreement dated 4/30/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.75%, due 5/1/19, proceeds $91,777; (collateralized by various U.S. government and agency obligations, 0.00% to 2.63%, due 11/15/20 to 2/15/36, valued at $93,605 including accrued interest)	91,770
1,069,395	Repurchase agreement dated 4/30/19 with Merrill Lynch, Pierce, Fenner & Smith, Inc., 2.77%, due 5/1/19, proceeds $1,069,477; (collateralized by various U.S. government and agency obligations, 2.50% to 4.50%, due 5/1/30 to 5/1/49, valued at $1,090,783 including accrued interest)	1,069,395
244,109	Repurchase agreement dated 4/30/19 with Mizuho Securities USA, Inc., 2.72%, due 5/1/19, proceeds $244,127; (collateralized by various U.S. government and agency obligations, 0.00% to 2.88%, due 5/28/19 to 11/15/46, valued at $248,991 including accrued interest)	244,109
Total Short-Term Investments Held as Collateral for Securities on Loan (Cost: $4,888,769)		4,888,769
Total Investments: 103.1% (Cost: $174,741,453)		180,297,803
Liabilities in excess of other assets: (3.1)%		(5,426,395)
NET ASSETS: 100.0%		$174,871,408

See Notes to Financial Statements

82

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $4,747,376.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Financials	95.8%	$167,964,355
Real Estate	3.6	6,305,739
Money Market Fund	0.6	1,138,940
	100.0%	$175,409,034

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Common Stocks*	$174,270,094	$—	$—	$174,270,094
Money Market Fund	1,138,940	—	—	1,138,940
Repurchase Agreements	—	4,888,769	—	4,888,769
Total	$175,409,034	$4,888,769	$—	$180,297,803

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

83

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

April 30, 2019

Number of Shares		Value

PREFERRED SECURITIES: 100.4%
Basic Materials: 1.6%
$173,749	International Flavors & Fragrances, Inc. 6.00%, 09/15/21	$9,109,660
Communications: 13.4%
	AT&T, Inc.
557,050	5.35%, 11/01/22 (c)	14,288,332
347,497	5.63%, 08/01/23 (c)	8,996,697
315,907	eBay, Inc. 6.00%, 03/01/21 (c)	8,194,628
	Qwest Corp.
326,437	6.13%, 05/30/19 (c) †	7,429,706
411,732	6.50%, 09/01/21 (c) †	9,498,657
172,696	6.63%, 09/15/20 (c) †	4,260,410
277,998	6.75%, 06/15/22 (c) †	6,691,412
210,604	6.88%, 10/01/19 (c)	5,385,144
126,362	Telephone & Data Systems, Inc. 7.00%, 05/30/19 (c) †	3,209,595
	United States Cellular Corp.
144,054	6.95%, 05/30/19 (c)	3,612,874
115,833	7.25%, 12/08/19 (c)	3,047,566
126,362	7.25%, 12/01/20 (c)	3,341,011
		77,956,032
Consumer, Non-cyclical: 9.7%
521,247	Becton Dickinson and Co. 6.13%, 05/01/20	31,019,409
	CHS, Inc.
207,446	6.75% (ICE LIBOR USD 3 Month+4.16%), 09/30/24 (c)	5,393,596
176,908	7.10% (ICE LIBOR USD 3 Month+4.30%), 03/31/24 (c)	4,643,835
217,976	7.50%, 01/21/25 (c) †	6,005,239
218,656	7.88%, 09/26/23 (c)	5,991,174
129,227	8.00%, 07/18/23 (c) †	3,703,646
		56,756,899
Energy: 4.2%
121,098	Algonquin Power & Utilities Corp. 6.88% (ICE LIBOR USD 3 Month+3.68%), 10/17/23 (c)	3,243,004
317,462	Blueknight Energy Partners LP 11.00%, 05/14/2168	1,841,280
252,726	Enbridge, Inc. 6.38% (ICE LIBOR USD 3 Month+3.59%), 04/15/23 (c)	6,679,548
	Energy Transfer Operating LP
189,544	7.38% (ICE LIBOR USD 3 Month+4.53%), 05/15/23 (c)	4,649,514
187,438	7.63% (ICE LIBOR USD 3 Month+4.74%), 08/15/23 (c)	4,652,211
162,165	NuStar Energy LP 7.63% (ICE LIBOR USD 3 Month+5.64%), 06/15/22 (c)	3,347,086
		24,412,643
Government: 0.5%
115,162	Tennessee Valley Authority 3.55% (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year+0.94%), 06/01/19 (p) †	2,891,718
Number of Shares		Value

Industrial: 1.4%
$315,907	Stanley Black & Decker, Inc. 5.75%, 05/30/19 (c) †	$7,964,015
Real Estate Investment Trusts: 25.7%
136,893	AGNC Investment Corp. 7.00% (ICE LIBOR USD 3 Month+5.11%), 10/15/22 (c)	3,545,529
108,988	American Homes 4 Rent 6.50%, 05/24/21 (c)	2,882,733
	Annaly Capital Management, Inc.
179,014	6.50% (ICE LIBOR USD 3 Month+4.17%), 03/31/23 (c)	4,409,115
303,270	6.95% (ICE LIBOR USD 3 Month+4.99%), 09/30/22 (c)	7,775,843
193,756	7.50%, 05/30/19 (c)	4,958,216
105,963	Brookfield Property REIT, Inc. 6.38%, 05/30/19 (c)	2,679,804
108,767	Capstead Mortgage Corp. 7.50%, 05/30/19 (c)	2,748,542
191,124	CBL & Associates Properties, Inc. 7.38%, 05/30/19 (c)	1,488,856
	Chimera Investment Corp.
109,514	7.75% (ICE LIBOR USD 3 Month+4.74%), 09/30/25 (c)	2,789,322
136,893	8.00% (ICE LIBOR USD 3 Month+5.79%), 03/30/24 (c) †	3,496,247
	Colony Capital, Inc.
121,098	7.13%, 04/13/20 (c) †	2,441,336
132,681	7.13%, 09/22/22 (c) †	2,689,444
145,317	7.15%, 06/05/22 (c) †	2,964,467
105,302	8.75%, 05/30/19 (c) †	2,635,709
	Digital Realty Trust, Inc.
105,302	5.88%, 05/30/19 (c)	2,653,610
105,302	6.35%, 08/24/20 (c) †	2,730,481
130,574	Government Properties Income Trust 5.88%, 05/26/21 (c)	3,278,713
121,098	Invesco Mortgage Capital, Inc. 7.50% (ICE LIBOR USD 3 Month+5.29%), 09/27/27 (c) †	3,071,045
111,410	Kimco Realty Corp. 5.25%, 12/20/22 (c) †	2,585,826
118,389	Monmouth Real Estate Investment Corp. 6.13%, 09/15/21 (c)	2,867,382
	National Retail Properties, Inc.
145,317	5.20%, 10/11/21 (c)	3,489,061
121,098	5.70%, 05/30/19 (c)	3,003,230
169,537	NuStar Logistics LP 9.31% (ICE LIBOR USD 3 Month+6.73%), 05/30/19 (c)	4,284,200
	Public Storage
147,424	4.90%, 10/14/21 (c)	3,507,217
136,893	4.95%, 07/20/21 (c) †	3,329,238
126,362	5.05%, 08/09/22 (c)	3,137,568
117,938	5.15%, 06/02/22 (c)	2,909,530
210,604	5.20%, 05/30/19 (c)	5,206,131
208,499	5.38%, 05/30/19 (c)	5,174,945
126,362	5.40%, 01/20/21 (c)	3,196,959
120,796	5.60%, 03/11/24 (c) †	3,144,320
121,098	5.63%, 05/30/19 (c) †	3,046,826
121,098	6.00%, 06/04/19 (c) †	3,057,724

See Notes to Financial Statements

84

Number of Shares		Value

Real Estate Investment Trusts: (continued)
$135,624	RLJ Lodging Trust 1.95%, 05/14/2168	$3,438,068
	Senior Housing Properties Trust
147,424	5.63%, 05/30/19 (c)	3,169,616
105,302	6.25%, 02/18/21 (c)	2,604,118
	Two Harbors Investment Corp.
124,257	7.25% (ICE LIBOR USD 3 Month+5.01%), 01/27/25 (c)	3,071,633
121,098	7.63% (ICE LIBOR USD 3 Month+5.35%), 07/27/27 (c)	3,037,138
451,053	VEREIT, Inc. 6.70%, 05/30/19 (c)	11,325,941
	Vornado Realty Trust
134,576	5.25%, 12/13/22 (c)	3,182,722
126,362	5.40%, 05/30/19 (c)	3,119,878
126,362	5.70%, 05/30/19 (c)	3,191,904
115,833	Wells Fargo Real Estate Investment Corp. 6.38%, 12/11/19 (c)	2,987,333
		150,307,520
Reinsurance: 5.0%
	Aspen Insurance Holdings Ltd.
105,302	5.63%, 01/01/27 (c)	2,620,967
115,833	5.95% (ICE LIBOR USD 3 Month+4.06%), 07/01/23 (c) †	3,055,675
231,665	Axis Capital Holdings Ltd. 5.50%, 11/07/21 (c)	5,682,742
123,770	PartnerRe Ltd. 7.25%, 04/29/21 (c)	3,307,134
	Reinsurance Group of America, Inc.
168,484	5.75% (ICE LIBOR USD 3 Month+4.04%), 06/15/26 (c)	4,554,123
168,484	6.20% (ICE LIBOR USD 3 Month+4.37%), 09/15/22 (c)	4,510,317
	RenaissanceRe Holdings Ltd.
115,833	5.38%, 05/30/19 (c) †	2,877,292
105,302	5.75%, 06/30/23 (c)	2,669,406
		29,277,656
Technology: 0.7%
179,014	Pitney Bowes, Inc. 6.70%, 05/30/19 (c)	4,292,756
Utilities: 38.2%
105,302	Alabama Power Co. 5.00%, 10/01/22 (c)	2,778,920
170,598	American Electric Power Co., Inc. 6.13%, 03/15/22	8,867,684
205,866	CenterPoint Energy, Inc. 7.00%, 09/01/21	10,960,306
	CMS Energy Corp.
117,938	5.88%, 10/15/23 (c) †	3,132,433
265,362	5.88%, 03/01/24 (c)	6,939,216
	Dominion Energy, Inc.
336,968	5.25%, 07/30/21 (c)	8,508,442
294,846	6.75%, 08/15/19	14,810,115
	DTE Energy Co.
168,484	5.25%, 12/01/22 (c)	4,294,657
126,362	5.38%, 06/01/21 (c)	3,217,177
117,938	6.00%, 12/15/21 (c) †	3,128,895
142,158	6.50%, 10/01/19	7,933,838
Number of Shares		Value

Utilities: (continued)
	Duke Energy Corp.
$210,604	5.13%, 05/30/19 (c)	$5,254,570
210,604	5.63%, 09/15/23 (c)	5,460,962
421,071	5.75%, 06/15/24 (c)	10,956,267
172,696	Entergy Arkansas, Inc. 4.88%, 09/01/21 (c)	4,362,301
113,726	Entergy Louisiana LLC 4.88%, 09/01/21 (c)	2,871,582
109,514	Entergy Mississippi, Inc. 4.90%, 10/01/21 (c) †	2,776,180
113,726	Georgia Power Co. 5.00%, 10/01/22 (c) †	2,897,738
	NextEra Energy Capital Holdings, Inc.
189,544	5.00%, 05/30/19 (c)	4,556,638
210,604	5.13%, 05/30/19 (c)	5,182,964
240,090	5.25%, 06/01/21 (c) †	6,182,317
291,399	5.65%, 06/15/24 (c)	7,488,954
315,907	6.12%, 09/01/19	19,712,597
210,604	NiSource, Inc. 6.50% (US Treasury Yield Curve Rate T 5 Year+3.63%), 03/15/24 (c)	5,555,734
189,544	PPL Capital Funding, Inc. 5.90%, 05/30/19 (c)	4,823,895
168,484	SCE Trust II 5.10%, 05/30/19 (c)	3,592,079
115,833	SCE Trust III 5.75% (ICE LIBOR USD 3 Month+2.99%), 03/15/24 (c)	2,826,325
136,893	SCE Trust IV 5.38% (ICE LIBOR USD 3 Month+3.13%), 09/15/25 (c)	3,171,811
126,362	SCE Trust V 5.45% (ICE LIBOR USD 3 Month+3.79%), 03/15/26 (c)	2,966,980
200,075	SCE Trust VI 5.00%, 06/26/22 (c)	4,351,631
181,647	Sempra Energy 6.00%, 01/15/21	19,416,248
	Southern Co.
336,968	5.25%, 10/01/21 (c) †	8,592,684
189,544	5.25%, 12/01/22 (c)	4,770,822
421,209	6.25%, 10/15/20 (c) †	10,993,555
		223,336,517
Total Preferred Securities (Cost: $589,151,118)		586,305,416
MONEY MARKET FUND: 1.3% (Cost: $7,897,296)
7,897,296	Dreyfus Government Cash Management Fund – Institutional Shares	7,897,296
Total Investments Before Collateral for Securities Loaned: 101.7% (Cost: $597,048,414)		594,202,712

See Notes to Financial Statements

85

VANECK VECTORS PREFERRED SECURITIES EX FINANCIALS ETF

SCHEDULE OF INVESTMENTS

(continued)

Principal Amount		Value

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES ON LOAN: 0.4%
Repurchase Agreements: 0.4%
$1,000,000	Repurchase agreement dated 4/30/19 with Citigroup Global Markets, Inc., 2.77%, due 5/1/19, proceeds $1,000,077; (collateralized by various U.S. government and agency obligations, 1.25% to 8.50%, due 5/25/19 to 4/20/69, valued at $1,020,000 including accrued interest)	$1,000,000
929,017	Repurchase agreement dated 4/30/19 with Credit Agricole CIB, 2.72%, due 5/1/19, proceeds $929,087; (collateralized by various U.S. government and agency obligations, 3.00% to 4.50%, due 2/1/47 to 10/1/48, valued at $947,597 including accrued interest)	929,017
Total Short-Term Investments Held As Collateral For Securities On Loan (Cost: $1,929,017)		1,929,017
Total Investments: 102.1% (Cost: $598,977,431)		596,131,729
Liabilities in excess of other assets: (2.1)%		(12,015,722)
NET ASSETS: 100.0%		$584,116,007

Footnotes:

(c)	Callable Security — the redemption date shown is when the security may be redeemed by the issuer
(p)	Puttable Security — the redemption date shown is when the security may be redeemed by the investor
†	Security fully or partially on loan. Total market value of securities on loan is $1,882,898.

Summary of Investments by Sector
Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	1.5%	$9,109,660
Communications	13.1	77,956,032
Consumer, Non-cyclical	9.6	56,756,899
Energy	4.1	24,412,643
Financial	4.6	27,378,832
Government	0.5	2,891,718
Industrial	1.4	7,964,015
Real Estate	22.1	131,280,836
Reinsurance	3.5	20,925,508
Technology	0.7	4,292,756
Utilities	37.6	223,336,517
Money Market Fund	1.3	7,897,296
	100.0%	$594,202,712

See Notes to Financial Statements

86

The summary of inputs used to value the Fund’s investments as of April 30, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value
Foreign Government Obligations*	$2,891,718	$—	$—	$2,891,718
Preferred Securities*	583,413,698	—	—	583,413,698
Money Market Fund	7,897,296	—	—	7,897,296
Repurchase Agreements	—	1,929,017	—	1,929,017
Total	$594,202,712	$1,929,017	$—	$596,131,729

*	See Schedule of Investments for geographic sector breakouts.

See Notes to Financial Statements

87

VANECK VECTORS ETF TRUST

STATEMENTS OF ASSETS AND LIABILITIES

April 30, 2019

	BDC Income ETF	ChinaAMC China Bond ETF		Emerging Markets Aggregate Bond ETF	Emerging Markets High Yield Bond ETF

Assets:
Investments, at value
Unaffiliated issuers (1) (2)	$206,611,521	$4,412,241		$14,335,964	$258,338,462
Short-term investments held as collateral for securities loaned (3)	44,835,138	—		143,940	19,671,877
Cash	—	981		89,791	1,031,820
Cash denominated in foreign currency, at value (4)	—	130,738	(a)	42,800	—
Receivables:
Investment securities sold	—	—		—	7,343,741
Shares sold	982	—		—	—
Due from Adviser	—	6,182		6,232	—
Dividends and interest	301,594	60,238		232,394	3,862,213
Prepaid expenses	854	23		90	1,674
Total assets	251,750,089	4,610,403		14,851,211	290,249,787

Liabilities:
Payables:
Investment securities purchased	—	—		97,660	8,947,507
Collateral for securities loaned	44,835,138	—		143,940	19,671,877
Due to Adviser	49,022	—		—	81,943
Due to custodian	—	—		—	—
Deferred Trustee fees	4,258	181		1,469	25,439
Accrued expenses	46,683	33,222		50,388	67,196
Total liabilities	44,935,101	33,403		293,457	28,793,962
NET ASSETS	$206,814,988	$4,577,000		$14,557,754	$261,455,825
Shares outstanding	12,500,000	200,000		700,000	11,200,000
Net asset value, redemption and offering price per share	$16.55	$22.89		$20.80	$23.34

Net assets consist of:
Aggregate paid in capital	$235,355,644	$4,780,612		$16,687,872	$310,889,929
Total distributable earnings (loss)	(28,540,656)	(203,612)		(2,130,118)	(49,434,104)
	$206,814,988	$4,577,000		$14,557,754	$261,455,825
(1) Value of securities on loan	$43,463,478	$—		$138,627	$19,006,879
(2) Cost of investments	$213,459,091	$4,568,770		$14,585,230	$266,905,797
(3) Cost of short-term investments held as collateral for securities loaned	$44,835,138	$—		$143,940	$19,671,877
(4) Cost of cash denominated in foreign currency	$—	$130,307		$43,028	$—

(a)	Includes $671 of foreign investor minimum settlement reserve funds (See Note 2.J)

See Notes to Financial Statements

88

Fallen Angel High Yield Bond ETF	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF	Mortgage REIT Income ETF	Preferred Securities ex Financials ETF

$958,463,548	$25,720,780	$111,073,766	$539,301,786	$5,204,417,476	$175,409,034	$594,202,712
58,790,208	227,674	9,967,363	4,724,068	105,068,424	4,888,769	1,929,017
325,017	—	619,013	50,290	—	—	—
—	38,796	752,815	—	7,969,772	—	—

6,426,019	525,475	1,587,560	—	130,546,124	—	—
1,449,237	—	—	—	81,999	—	—
—	24,466	—	34,426	—	—	—
14,695,299	164,624	1,606,086	2,260,794	108,502,097	250,966	1,140,547
5,392	72	762	1,608	22,854	649	2,345
1,040,154,720	26,701,887	125,607,365	546,372,972	5,556,608,746	180,549,418	597,274,621

5,146,724	532,818	2,655,193	50,290	117,492,900	—	10,981,806
58,790,208	227,674	9,967,363	4,724,068	105,068,424	4,888,769	1,929,017
200,764	—	13,913	—	408,486	49,581	159,885
—	—	—	—	—	676,865	—
11,652	243	23,992	11,467	151,924	10,222	18,987
89,006	70,916	68,444	79,927	1,574,608	52,573	68,919
64,238,354	831,651	12,728,905	4,865,752	224,696,342	5,678,010	13,158,614
$975,916,366	$25,870,236	$112,878,460	$541,507,220	$5,331,912,404	$174,871,408	$584,116,007
33,650,000	1,000,000	4,600,000	21,450,000	161,022,682	7,400,000	30,150,000

$29.00	$25.87	$24.54	$25.25	$33.11	$23.63	$19.37

$993,695,842	$26,035,274	$124,539,482	$541,131,833	$5,953,927,554	$205,756,305	$627,688,520
(17,779,476)	(165,038)	(11,661,022)	375,387	(622,015,150)	(30,884,897)	(43,572,513)
$975,916,366	$25,870,236	$112,878,460	$541,507,220	$5,331,912,404	$174,871,408	$584,116,007
$56,640,548	$217,474	$9,612,973	$4,587,313	$90,156,551	$4,747,376	$1,882,898
$977,492,359	$25,735,178	$114,455,473	$539,889,771	$5,595,076,921	$169,852,684	$597,048,414
$58,790,208	$227,674	$9,967,363	$4,724,068	$105,068,424	$4,888,769	$1,929,017
$—	$38,907	$754,889	$—	$8,011,350	$—	$—

See Notes to Financial Statements

89

VANECK VECTORS ETF TRUST

STATEMENTS OF OPERATIONS

For the Year Ended April 30, 2019

	BDC Income ETF	ChinaAMC China Bond ETF	Emerging Markets Aggregate Bond ETF	Emerging Markets High Yield Bond ETF

Income:
Dividends	$19,515,187	$881	$4,519	$45,897
Interest	—	173,373	928,725	17,620,198
Securities lending income	546,221	—	1,093	154,902
Foreign taxes withheld	—	(764)	(13,070)	(1,397)
Total Income	20,061,408	173,490	921,267	17,819,600

Expenses:
Management fees	790,955	18,279	61,886	1,148,342
Professional fees	43,532	51,850	41,583	52,083
Insurance	1,750	40	139	3,329
Trustees’ fees and expenses	7,077	5	475	18,081
Reports to shareholders	23,900	6,065	7,406	17,733
Indicative optimized portfolio value fee	5,002	7,935	7,933	7,935
Custodian fees	8,407	2,885	29,563	26,911
Registration fees	9,165	5,005	5,006	6,787
Transfer agent fees	2,402	2,402	2,402	2,402
Fund accounting fees	17,744	6,567	1,543	22,521
Interest	24,161	—	78	125
Other	4,098	1,577	4,356	14,359
Total expenses	938,193	102,610	162,370	1,320,608
Waiver of management fees	(122,930)	(18,279)	(61,886)	(171,184)
Expenses assumed by the Adviser	—	(61,374)	(36,328)	—
Net expenses	815,263	22,957	64,156	1,149,424
Net investment income	19,246,145	150,533	857,111	16,670,176

Net realized gain (loss) on:
Investments	(7,362,315)	(36,250)	(275,160)	(3,237,604)
In-kind redemptions	2,104,904	—	(118,283)	(3,956,532)
Foreign currency transactions and foreign denominated assets and liabilities	—	(17,920)	(3,354)	—
Net realized loss	(5,257,411)	(54,170)	(396,797)	(7,194,136)

Net change in unrealized appreciation (depreciation) on:
Investments	9,446,120	(188,477)	413,403 (a)	(1,919,555)
Foreign currency transactions and foreign denominated assets and liabilities	—	(7,515)	(5,260)	—
Net change in unrealized appreciation (depreciation)	9,446,120	(195,992)	408,143	(1,919,555)
Net Increase (Decrease) in Net Assets Resulting from Operations	$23,434,854	$(99,629)	$868,457	$7,556,485

(a)	Net of foreign taxes of $3,525
(b)	Net of foreign taxes of $735,478

See Notes to Financial Statements

90

Fallen Angel High Yield Bond ETF	Green Bond ETF	International High Yield Bond ETF	Investment Grade Floating Rate ETF	J.P. Morgan EM Local Currency Bond ETF		Mortgage REIT Income ETF	Preferred Securities ex Financials ETF

$102,527	$456	$21,597	$21,642	$113,163		$11,265,216	$32,943,274
61,310,114	372,271	6,876,873	17,419,602	320,856,558		—	—
978,231	853	143,296	18,344	619,869		43,200	728,559
—	(2,071)	—	—	(6,287,634)		(114)	(275)
62,390,872	371,509	7,041,766	17,459,588	315,301,956		11,308,302	33,671,558

4,087,190	78,830	557,010	1,918,293	13,212,209		594,015	2,125,999
78,307	78,451	41,320	63,681	186,617		42,318	54,915
10,770	145	1,446	3,390	47,136		1,296	4,645
34,384	760	12,083	19,905	189,011		7,143	21,954
105,811	10,072	8,663	32,710	661,308		17,103	40,553
7,935	8,424	7,934	7,935	7,935		3,182	5,017
50,700	27,764	80,991	60,715	4,310,826		5,283	24,774
55,481	11,074	9,989	41,234	310,995		5,978	20,595
2,398	2,403	2,402	2,402	2,402		2,402	2,402
79,721	8,255	15,749	44,192	329,243		15,168	38,371
2,941	—	—	41	28,364		30,925	57,992
45,315	2,643	8,208	9,596	273,459		7,813	32,521
4,560,953	228,821	745,795	2,204,094	19,559,505		732,626	2,429,738
(981,342)	(78,830)	(187,879)	(1,436,344)	(4,676,220)		(107,324)	(245,076)
—	(76,405)	—	—	—		—	—
3,579,611	73,586	557,916	767,750	14,883,285		625,302	2,184,662
58,811,261	297,923	6,483,850	16,691,838	300,418,671		10,683,000	31,486,896

(5,178,897)	(228,645)	(1,884,523)	(496,309)	(263,040,833)		(6,623,121)	(15,297,543)
947,277	—	(818,015)	(1,085,721)	(13,611,159)		964,630	(195,350)

—	(5,927)	(102,795)	—	(18,414,260)		86	—
(4,231,620)	(234,572)	(2,805,333)	(1,582,030)	(295,066,252)		(5,658,405)	(15,492,893)

(12,960,329)	(239,599)	(2,646,680)	(2,144,191)	(340,307,610	)(b)	11,882,581	22,841,710

—	1,482	44,884	—	(322,920)		(113)	—
(12,960,329)	(238,117)	(2,601,796)	(2,144,191)	(340,630,530)		11,882,468	22,841,710
$41,619,312	$(174,766)	$1,076,721	$12,965,617	$(335,278,111)		$16,907,063	$38,835,713

See Notes to Financial Statements

91

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	BDC Income ETF		ChinaAMC China Bond ETF
	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Operations:
Net investment income	$19,246,145	$16,415,931	$150,533	$152,302
Net realized gain (loss)	(5,257,411)	(7,149,825)	(54,170)	(316,223)
Net change in unrealized appreciation (depreciation)	9,446,120	(24,955,009)	(195,992)	720,058
Net increase (decrease) in net assets resulting from operations	23,434,854	(15,688,903)	(99,629)	556,137

Distributions to shareholders: (a)
Dividends and Distributions	(18,917,640)	(16,864,170)	(75,947)	—
Return of capital	—	—	(75,613)	(172,450)
Total Dividends and Distributions	(18,917,640)	(16,864,170)	(151,560)	(172,450)

Share transactions:**
Proceeds from sale of shares	59,854,177	50,998,687	—	—
Cost of shares redeemed	(35,482,112)	(23,586,858)	—	(2,204,390)
Increase (Decrease) in net assets resulting from share transactions	24,372,065	27,411,829	—	(2,204,390)
Total increase (decrease) in net assets	28,889,279	(5,141,244)	(251,189)	(1,820,703)
Net Assets, beginning of period	177,925,709	183,066,953	4,828,189	6,648,892
Net Assets, end of period (b)	$206,814,988	$177,925,709	$4,577,000	$4,828,189

**Shares of Common Stock Issued (no par value)
Shares sold	3,650,000	2,900,000	—	—
Shares redeemed	(2,200,000)	(1,400,000)	—	(100,000)
Net increase (decrease)	1,450,000	1,500,000	—	(100,000)

(a)	Current year and prior year presentation of distributions conforms to S-X Disclosure Simplification.
(b)	S-X Disclosure Simplification eliminated the requirement to disclose undistributed net investment income (loss) in 2018. See Note 2.C.

See Notes to Financial Statements

92

Emerging Markets Aggregate Bond ETF		Emerging Markets High Yield Bond ETF		Fallen Angel High Yield Bond ETF
For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018

$857,111	$670,966	$16,670,176	$19,877,935	$58,811,261	$54,727,332
(396,797)	(424,243)	(7,194,136)	(3,070,087)	(4,231,620)	18,729,137
408,143	319,780	(1,919,555)	(12,657,114)	(12,960,329)	(40,815,147)

868,457	566,503	7,556,485	4,150,734	41,619,312	32,641,322

(396,164)	(498,718)	(17,159,220)	(19,986,740)	(57,221,575)	(56,791,560)
(424,256)	(225,432)	—	—	—	—
(820,420)	(724,150)	(17,159,220)	(19,986,740)	(57,221,575)	(56,791,560)

16,223,578	—	4,642,504	97,684,846	211,481,227	585,632,345
(16,706,509)	—	(105,262,054)	(83,096,656)	(443,069,325)	(193,755,686)

(482,931)	—	(100,619,550)	14,588,190	(231,588,098)	391,876,659
(434,894)	(157,647)	(110,222,285)	(1,247,816)	(247,190,361)	367,726,421
14,992,648	15,150,295	371,678,110	372,925,926	1,223,106,727	855,380,306
$14,557,754	$14,992,648	$261,455,825	$371,678,110	$975,916,366	$1,223,106,727

800,000	—	200,000	4,000,000	7,450,000	19,600,000
(800,000)	—	(4,600,000)	(3,400,000)	(15,700,000)	(6,550,000)
—	—	(4,400,000)	600,000	(8,250,000)	13,050,000

See Notes to Financial Statements

93

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Green Bond ETF		International High Yield Bond ETF
	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Operations:
Net investment income	$297,923	$118,819	$6,483,850	$6,494,868
Net realized gain (loss)	(234,572)	57,049	(2,805,333)	(44,150)
Net change in unrealized appreciation (depreciation)	(238,117)	94,460	(2,601,796)	1,598,166
Net increase (decrease) in net assets resulting from operations	(174,766)	270,328	1,076,721	8,048,884

Distributions to shareholders: (a)
Dividends and Distributions	(250,504)	(141,820)	(6,138,316)	(6,003,821)
Return of capital	(43,266)	—	(272,224)	(951,959)
Total Dividends and Distributions	(293,770)	(141,820)	(6,410,540)	(6,955,780)

Share transactions:**
Proceeds from sale of shares	9,085,096	12,036,844	14,757,781	61,340,929
Cost of shares redeemed	—	—	(67,903,985)	(20,553,737)
Increase (Decrease) in net assets resulting from share transactions	9,085,096	12,036,844	(53,146,204)	40,787,192
Total increase (decrease) in net assets	8,616,560	12,165,352	(58,480,023)	41,880,296
Net Assets, beginning of period	17,253,676	5,088,324	171,358,483	129,478,187
Net Assets, end of period (b)	$25,870,236	$17,253,676	$112,878,460	$171,358,483

** Shares of Common Stock Issued (no par value)
Shares sold	350,000	450,000	600,000	2,400,000
Shares redeemed	—	—	(2,800,000)	(800,000)
Net increase (decrease)	350,000	450,000	(2,200,000)	1,600,000

(a)	Current year and prior year presentation of distributions conforms to S-X Disclosure Simplification.
(b)	S-X Disclosure Simplification eliminated the requirement to disclose undistributed net investment income (loss) in 2018. See Note 2.C.
(c)	Share activity has been adjusted to reflect the 1 for 2 reverse share split which took place on October 26, 2018 (See Note 10).

See Notes to Financial Statements

94

Investment Grade Floating Rate ETF		J.P. Morgan EM Local Currency Bond ETF (c)		Mortgage REIT Income ETF
For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018

$16,691,838	$4,819,375	$300,418,671	$258,089,519	$10,683,000	$10,282,939
(1,582,030)	217,454	(295,066,252)	(20,238,436)	(5,658,405)	3,076,232
(2,144,191)	809,762	(340,630,530)	9,665,291	11,882,468	(12,894,284)

12,965,617	5,846,591	(335,278,111)	247,516,374	16,907,063	464,887

(16,008,835)	(4,284,650)	(187,663,587)	(227,606,627)	(10,684,627)	(10,915,551)
—	—	(113,204,112)	(43,548,533)	(185,563)	(449,699)
(16,008,835)	(4,284,650)	(300,867,699)	(271,155,160)	(10,870,190)	(11,365,250)

379,873,713	245,012,075	1,498,892,254	2,611,250,831	43,069,583	26,705,716
(212,522,242)	(17,696,865)	(1,175,872,435)	(297,324,480)	(5,967,010)	(32,216,403)

167,351,471	227,315,210	323,019,819	2,313,926,351	37,102,573	(5,510,687)
164,308,253	228,877,151	(313,125,991)	2,290,287,565	43,139,446	(16,411,050)
377,198,967	148,321,816	5,645,038,395	3,354,750,830	131,731,962	148,143,012
$541,507,220	$377,198,967	$5,331,912,404	$5,645,038,395	$174,871,408	$131,731,962

15,050,000	9,700,000	44,600,000	68,000,000	1,850,000	1,100,000
(8,500,000)	(700,000)	(33,877,318)	(7,800,000)	(250,000)	(1,350,000)
6,550,000	9,000,000	10,722,682	60,200,000	1,600,000	(250,000)

See Notes to Financial Statements

95

VANECK VECTORS ETF TRUST

STATEMENTS OF CHANGES IN NET ASSETS

(continued)

	Preferred Securities ex Financials ETF
	For the Year Ended April 30, 2019	For the Year Ended April 30, 2018
Operations:
Net investment income	$31,486,896	$27,113,527
Net realized loss	(15,492,893)	(637,130)
Net change in unrealized appreciation (depreciation)	22,841,710	(25,003,486)
Net increase in net assets resulting from operations	38,835,713	1,472,911

Distributions to shareholders: (a)
Dividends and Distributions	(32,627,855)	(28,076,858)
Return of capital	—	(208,987)
Total Dividends and Distributions	(32,627,855)	(28,285,845)

Share transactions:**
Proceeds from sale of shares	115,390,399	103,794,398
Cost of shares redeemed	(35,730,391)	(16,449,689)
Increase in net assets resulting from share transactions	79,660,008	87,344,709
Total increase in net assets	85,867,866	60,531,775
Net Assets, beginning of period	498,248,141	437,716,366
Net Assets, end of period (b)	$584,116,007	$498,248,141

** Shares of Common Stock Issued (no par value)
Shares sold	6,000,000	5,200,000
Shares redeemed	(1,950,000)	(850,000)
Net increase	4,050,000	4,350,000

(a)	Current year and prior year presentation of distributions conforms to S-X Disclosure Simplification.
(b)	S-X Disclosure Simplification eliminated the requirement to disclose undistributed net investment income (loss) in 2018. See Note 2.C.

See Notes to Financial Statements

96

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	BDC Income ETF
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$16.10	$19.17	$16.43	$18.56	$19.84
Income from investment operations:
Net investment income	1.59 (a)	1.52 (a)	1.54	1.59	1.51
Net realized and unrealized gain (loss) on investments	0.41	(3.04)	2.67	(2.20)		(1.27)
Total from investment operations	2.00	(1.52)	4.21	(0.61)	0.24
Less:
Dividends from net investment income	(1.55)	(1.55)	(1.47)	(1.52)		(1.52)
Net asset value, end of year	$16.55	$16.10	$19.17	$16.43	$18.56
Total return (b)	13.27%	(8.08)%	26.67%	(2.98)%		1.28%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$206,815	$177,926	$183,067	$85,454	$74,259
Ratio of gross expenses to average net assets	0.47%	0.49%	0.52%	0.58%		0.58%
Ratio of net expenses to average net assets	0.41%	0.41%	0.41%	0.41%		0.41%
Ratio of net expenses to average net assets excluding interest expense	0.40%	0.40%	0.40%	0.40%		0.40%
Ratio of net investment income to average net assets	9.73%	8.85%	9.12%	9.87%		8.59%
Portfolio turnover rate (c)	13%	19%	23%	23%		20%

	ChinaAMC China Bond ETF
	For the Year Ended April 30,				For the Period November 10, 2014(d) through April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of period	$24.14	$22.16	$24.28	$24.94	$25.00
Income from investment operations:
Net investment income	0.75 (a)	0.74 (a)	0.21	0.70	0.29
Net realized and unrealized gain (loss) on investments	(1.24)	2.07	(1.64)	(0.65)		(0.12)
Total from investment operations	(0.49)	2.81	(1.43)	0.05	0.17
Less:
Dividends from net investment income	(0.38)	—	—	(0.37)		(0.15)
Return of capital	(0.38)	(0.83)	(0.69)	(0.34)		(0.08)
Total dividends	(0.76)	(0.83)	(0.69)	(0.71)		(0.23)
Net asset value, end of period	$22.89	$24.14	$22.16	$24.28	$24.94
Total return (b)	(1.98)%	12.94%	(6.00)%	0.20%	0.71	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$4,577	$4,828	$6,649	$12,140	$19,955
Ratio of gross expenses to average net assets	2.25%	2.59%	1.90%	1.12%	1.22	%(f)
Ratio of net expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50	%(f)
Ratio of net expenses to average net assets excluding interest expense	0.50%	0.50%	0.50%	0.50%	0.50	%(f)
Ratio of net investment income to average net assets	3.29%	3.21%	3.04%	2.88%	2.61	%(f)
Portfolio turnover rate (c)	22%	39%	9%	58%	58	%(e)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	Commencement of operations
(e)	Not Annualized
(f)	Annualized

See Notes to Financial Statements

97

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Emerging Markets Aggregate Bond ETF
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$21.42	$21.64	$21.68	$22.41	$23.95
Income from investment operations:
Net investment income	1.00 (a)	0.96 (a)	0.98	0.95	1.04
Net realized and unrealized loss on investments	(0.63)	(0.15)	(0.08)	(0.70)	(1.63)
Total from investment operations	0.37	0.81	0.90	0.25	(0.59)
Less:
Dividends from net investment income	(0.48)	(0.71)	(0.62)	(0.37)	(0.72)
Return of capital	(0.51)	(0.32)	(0.32)	(0.61)	(0.23)
Total dividends	(0.99)	(1.03)	(0.94)	(0.98)	(0.95)
Net asset value, end of year	$20.80	$21.42	$21.64	$21.68	$22.41
Total return (b)	1.91%	3.78%	4.27%	1.33%	(2.52)%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$14,558	$14,993	$15,150	$15,179	$17,928
Ratio of gross expenses to average net assets	0.92%	1.12%	1.26%	1.21%	1.01%
Ratio of net expenses to average net assets	0.36%	0.49%	0.49%	0.49%	0.49%
Ratio of net expenses to average net assets excluding interest expense	0.36%	0.49%	0.49%	0.49%	0.49%
Ratio of net investment income to average net assets	4.85%	4.38%	4.60%	4.61%	4.41%
Portfolio turnover rate (c)	25%	20%	11%	13%	24%

	Emerging Markets High Yield Bond ETF
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$23.83	$24.86	$23.37	$24.51	$25.68
Income from investment operations:
Net investment income	1.33 (a)	1.33 (a)	1.46	1.64	1.64
Net realized and unrealized gain (loss) on investments	(0.46)	(1.01)	1.50	(1.13)	(1.18)
Total from investment operations	0.87	0.32	2.96	0.51	0.46
Less:
Dividends from net investment income	(1.36)	(1.35)	(1.47)	(1.65)	(1.63)
Net asset value, end of year	$23.34	$23.83	$24.86	$23.37	$24.51
Total return (b)	3.93%	1.28%	13.04%	2.38%	1.94%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$261,456	$371,678	$372,926	$247,709	$387,262
Ratio of gross expenses to average net assets	0.46%	0.45%	0.47%	0.50%	0.47%
Ratio of net expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	5.81%	5.43%	6.13%	6.93%	6.64%
Portfolio turnover rate (c)	27%	40%	39%	42%	35%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

98

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

	Fallen Angel High Yield Bond ETF
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$29.19	$29.65	$27.14	$27.66	$27.82
Income from investment operations:
Net investment income	1.64 (a)	1.54 (a)	1.56	1.39	1.43
Net realized and unrealized gain (loss) on investments	(0.24)	(0.40)	2.62	(0.51)	0.17
Total from investment operations	1.40	1.14	4.18	0.88	1.60
Less:
Dividends from net investment income	(1.59)	(1.51)	(1.58)	(1.34)	(1.48)
Distributions from net realized capital gains	—	(0.09)	(0.09)	(0.06)	(0.28)
Total dividends and distributions	(1.59)	(1.60)	(1.67)	(1.40)	(1.76)
Net asset value, end of year	$29.00	$29.19	$29.65	$27.14	$27.66
Total return (b)	5.04%	3.86%	15.86%	3.59%	5.98%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$975,916	$1,223,107	$855,380	$145,182	$26,279
Ratio of gross expenses to average net assets	0.45%	0.44%	0.46%	0.65%	0.90%
Ratio of net expenses to average net assets	0.35%	0.35%	0.35%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.35%	0.35%	0.35%	0.40%	0.40%
Ratio of net investment income to average net assets	5.76%	5.16%	5.61%	6.27%	5.27%
Portfolio turnover rate (c)	29%	20%	32%	39%	50%

	Green Bond ETF
	For the Year Ended April 30,		For the Period March 3, 2017(d) through April 30,
	2019	2018	2017
Net asset value, beginning of period	$26.54	$25.44	$24.75
Income from investment operations:
Net investment income	0.34 (a)	0.29 (a)	0.04
Net realized and unrealized gain (loss) on investments	(0.68)	1.16	0.67
Total from investment operations	(0.34)	1.45	0.71
Less:
Dividends from net investment income	(0.29)	(0.35)	(0.02)
Distributions from net realized capital gains	—	0.00 (g)	—
Return of capital	(0.04)	—	—
Total dividends and distributions	(0.33)	(0.35)	(0.02)
Net asset value, end of period	$25.87	$26.54	$25.44
Total return (b)	(1.25)%	5.72%	2.86	%(e)

Ratios/Supplemental Data
Net assets, end of period (000’s)	$25,870	$17,254	$5,088
Ratio of gross expenses to average net assets	1.02%	1.56%	5.49	%(f)
Ratio of net expenses to average net assets	0.33%	0.40%	0.40	%(f)
Ratio of net expenses to average net assets excluding interest expense	0.33%	0.40%	0.40	%(f)
Ratio of net investment income to average net assets	1.32%	1.10%	1.03	%(f)
Portfolio turnover rate (c)	28%	26%	0	%(e)

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of period, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the period. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	Commencement of operations
(e)	Not Annualized
(f)	Annualized
(g)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

99

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	International High Yield Bond ETF
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$25.20	$24.90	$24.20	$25.00	$27.73
Income from investment operations:
Net investment income	1.13 (a)	1.07 (a)	1.24	1.30	1.32
Net realized and unrealized gain (loss) on investments	(0.65)	0.39	0.65	(0.80)	(2.67)
Total from investment operations	0.48	1.46	1.89	0.50	(1.35)
Less:
Dividends from net investment income	(1.08)	(1.02)	(0.83)	(1.00)	(1.09)
Return of capital	(0.06)	(0.14)	(0.36)	(0.30)	(0.29)
Total dividends and distributions	(1.14)	(1.16)	(1.19)	(1.30)	(1.38)
Net asset value, end of year	$24.54	$25.20	$24.90	$24.20	$25.00
Total return (b)	2.08%	5.91%	8.04%	2.29%	(4.94)%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$112,878	$171,358	$129,478	$130,686	$155,003
Ratio of gross expenses to average net assets	0.54%	0.52%	0.54%	0.61%	0.54%
Ratio of net expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	4.66%	4.19%	4.95%	5.48%	5.13%
Portfolio turnover rate (c)	32%	41%	34%	20%	37%

	Investment Grade Floating Rate ETF
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$25.32	$25.14	$24.77	$24.94	$25.02
Income from investment operations:
Net investment income	0.77 (a)	0.52 (a)	0.33	0.20	0.16
Net realized and unrealized gain (loss) on investments	(0.10)	0.13	0.36	(0.18)	(0.07)
Total from investment operations	0.67	0.65	0.69	0.02	0.09
Less:
Dividends from net investment income	(0.74)	(0.47)	(0.32)	(0.19)	(0.16)
Distributions from net realized capital gains	—	—	—	—	(0.01)
Total dividends and distributions	(0.74)	(0.47)	(0.32)	(0.19)	(0.17)
Net asset value, end of year	$25.25	$25.32	$25.14	$24.77	$24.94
Total return (b)	2.71%	2.59%	2.80%	0.10%	0.35%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$541,507	$377,199	$148,322	$79,273	$99,769
Ratio of gross expenses to average net assets	0.40%	0.41%	0.46%	0.48%	0.48%
Ratio of net expenses to average net assets	0.14%	0.14%	0.14%	0.14%	0.17%
Ratio of net expenses to average net assets excluding interest expense	0.14%	0.14%	0.14%	0.14%	0.17%
Ratio of net investment income to average net assets	3.05%	2.06%	1.40%	0.81%	0.63%
Portfolio turnover rate (c)	30%	28%	46%	36%	33%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.

See Notes to Financial Statements

100

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	J.P. Morgan EM Local Currency Bond ETF #
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$37.56	$37.24	$37.90	$41.10	$47.38
Income from investment operations:
Net investment income	2.14 (a)	2.18 (a)	2.56	2.08 (a)	2.46
Net realized and unrealized gain (loss) on investments	(4.45)	0.40	(1.34)	(3.24)	(6.52)
Total from investment operations	(2.31)	2.58	1.22	(1.16)	(4.06)
Less:
Dividends from net investment income	(1.36)	(1.98)	(0.60)	—	(1.24)
Return of capital	(0.78)	(0.28)	(1.28)	(2.04)	(0.98)
Total dividends	(2.14)	(2.26)	(1.88)	(2.04)	(2.22)
Net asset value, end of year	$33.11	$37.56	$37.24	$37.90	$41.10
Total return (b)	(6.05)%	7.05%	3.41%	(2.47)%	(8.85)%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$5,331,912	$5,645,038	$3,354,751	$1,489,642	$1,093,524
Ratio of gross expenses to average net assets	0.41%	0.46%	0.48%	0.51%	0.49%
Ratio of net expenses to average net assets	0.31%	0.44%	0.47%	0.47%	0.47%
Ratio of net expenses to average net assets excluding interest expense	0.31%	0.44%	0.47%	0.47%	0.47%
Ratio of net investment income to average net assets	6.35%	5.69%	5.60%	5.69%	5.49%
Portfolio turnover rate (c)	36%	28%	37%	34%	36%

	Mortgage REIT Income ETF
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$22.71	$24.49	$20.03	$23.59	$24.40
Income from investment operations:
Net investment income	1.68 (a)	1.70 (a)	1.81	2.12	2.03
Net realized and unrealized gain (loss) on investments	0.94	(1.59)	4.38	(3.71)	(0.55)
Total from investment operations	2.62	0.11	6.19	(1.59)	1.48
Less:
Dividends from net investment income	(1.67)	(1.81)	(1.73)	(1.90)	(2.29)
Return of capital	(0.03)	(0.08)	—	(0.07)	—
Total dividends	(1.70)	(1.89)	(1.73)	(1.97)	(2.29)
Net asset value, end of year	$23.63	$22.71	$24.49	$20.03	$23.59
Total return (b)	12.00%	0.32%	32.15%	(6.66)%	6.23%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$174,871	$131,732	$148,143	$96,150	$117,960
Ratio of gross expenses to average net assets	0.49%	0.49%	0.54%	0.57%	0.51%
Ratio of net expenses to average net assets	0.42%	0.41%	0.41%	0.41%	0.41%
Ratio of net expenses to average net assets excluding interest expense	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	7.19%	7.13%	8.25%	10.27%	8.65%
Portfolio turnover rate (c)	35%	21%	24%	16%	29%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
#	On October 26, 2018, The Fund effected a 1 for 2 reverse share split (See Note 10). Per share data has been adjusted to reflect the reverse share split.

See Notes to Financial Statements

101

VANECK VECTORS ETF TRUST

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each year:

	Preferred Securities ex Financials ETF
	For the Year Ended April 30,
	2019	2018	2017	2016	2015
Net asset value, beginning of year	$19.09	$20.12	$20.34	$20.75	$20.70
Income from investment operations:
Net investment income	1.13 (a)	1.10 (a)	1.15	1.20	1.22
Net realized and unrealized gain (loss) on investments	0.32	(0.98)	(0.19)	(0.48)	— (d)
Total from investment operations	1.45	0.12	0.96	0.72	1.22
Less:
Dividends from net investment income	(1.17)	(1.14)	(1.18)	(1.13)	(1.17)
Return of capital	—	(0.01)	—	—	—
Total dividends	(1.17)	(1.15)	(1.18)	(1.13)	(1.17)
Net asset value, end of year	$19.37	$19.09	$20.12	$20.34	$20.75
Total return (b)	7.90%	0.57%	4.88%	3.77%	6.08%

Ratios/Supplemental Data
Net assets, end of year (000’s)	$584,116	$498,248	$437,716	$310,138	$287,354
Ratio of gross expenses to average net assets	0.46%	0.45%	0.46%	0.49%	0.47%
Ratio of net expenses to average net assets	0.41%	0.41%	0.41%	0.41%	0.40%
Ratio of net expenses to average net assets excluding interest expense	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	5.92%	5.57%	5.70%	6.05%	6.04%
Portfolio turnover rate (c)	31%	47%	31%	27%	16%

(a)	Calculated based upon average shares outstanding
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of year, reinvestment of any dividends and distributions at net asset value on the dividend/distributions payment date and a redemption at the net asset value on the last day of the year. The return does not reflect the deduction of taxes that a shareholder would pay on Fund dividends/distributions or the redemption of Fund shares.
(c)	Portfolio turnover rates exclude securities received or delivered as a result of processing in-kind capital share transactions.
(d)	Amount represents less than $0.005 per share.

See Notes to Financial Statements

102

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

April 30, 2019

Note 1—Fund Organization—VanEck Vectors ETF Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was incorporated in Delaware as a statutory trust on March 15, 2001. The Trust operates as a series fund and offers multiple investment portfolios, each of which represents a separate series of the Trust.

These financial statements relate only to the following investment portfolios: BDC Income ETF (“BDC Income”), ChinaAMC China Bond ETF (“ChinaAMC China Bond”), Emerging Markets Aggregate Bond ETF (“Emerging Markets Aggregate”), Emerging Markets High Yield Bond ETF (“Emerging Markets High Yield”), Fallen Angel High Yield Bond ETF (“Fallen Angel”), Green Bond ETF (“Green Bond”), International High Yield Bond ETF (“International High Yield”), Investment Grade Floating Rate ETF (“Investment Grade”), J.P. Morgan EM Local Currency Bond ETF (“J.P. Morgan EM”), Mortgage REIT Income ETF (“Mortgage REIT”) and Preferred Securities ex Financials ETF (“Preferred Securities”), each a “Fund” and collectively the “Funds”. Each Fund’s investment objective is to replicate as closely as possible, before fees and expenses, the price and yield performance of its index. The Funds (except BDC Income, Mortgage REIT and Preferred Securities) expect to use a sampling approach in seeking to achieve their objectives. Sampling means that Van Eck Associates Corporation (the “Adviser”) uses quantitative analysis to select bonds and other securities that represent a sample of securities in the index in terms of key risk factors, performance attributes and other characteristics. The number of securities in each Fund will be based upon several factors, including asset size of the Fund. The Adviser generally expects each Fund to hold less than the total number of securities in the index, but reserves the right to hold as many securities as it believes necessary to achieve the Fund’s investment objective. China Asset Management (Hong Kong) Limited (the “Sub-Adviser”) is the sub-adviser to ChinaAMC China Bond. ChinaAMC China Bond seeks to achieve its investment objective by primarily investing in bonds issued in the People’s Republic of China (“PRC”) via the Sub-Adviser. BDC Income, Mortgage REIT and Preferred Securities each seek to achieve their investment objective through a portfolio of securities in substantially the same weighting as their index.

Fund	Diversification Classification
BDC Income	Diversified
ChinaAMC China Bond	Non-Diversified
Emerging Markets Aggregate	Non-Diversified
Emerging Markets High Yield	Diversified
Fallen Angel	Diversified
Green Bond	Non-Diversified
International High Yield	Diversified
Investment Grade	Non-Diversified
J.P. Morgan EM	Non-Diversified
Mortgage REIT	Non-Diversified
Preferred Securities	Non-Diversified

Note 2—Significant Accounting Policies—The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Funds are investment companies and are following accounting and reporting requirements of Accounting Standards Codification (“ASC”) 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies followed by the Funds.

A.	Security Valuation—The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Debt securities are valued on the basis of evaluated prices furnished by an independent pricing service approved by the Funds’ Board of Trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date and/or (ii) quotations from bond dealers to determine current value and are categorized as Level 2 in the fair value hierarchy (as described below). Short-term debt securities with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are categorized as Level 1 in the fair value hierarchy. Securities traded on national exchanges
103

VANECK VECTORS ETF TRUST

NOTES TO FINANCIAL STATEMENTS

(continued)

are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market LLC (“NASDAQ”) are valued at the NASDAQ official closing price. Over-the-counter securities not included on NASDAQ and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded, they are categorized as Level 1 in the fair value hierarchy. The Pricing Committee of the Adviser provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis, which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs and the levels used to value the Funds’ investments are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

B.	Federal Income Taxes—It is each Fund’s policy to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required.

C.	Dividends and Distributions to Shareholders—Dividends to shareholders from net investment income, if any, are declared and paid at least monthly by each Fund (except BDC Income and Mortgage REIT, which are declared and paid quarterly). Distributions of net realized capital gains, if any, generally are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from such amounts determined in accordance with GAAP.
104

Effective in the current reporting period, it is no longer required to separately present distributions from net investment income and distributions from net realized capital gains. Additionally, undistributed net investment income (loss) included in net assets is no longer disclosed separately in the Statements of Changes in Net Assets. The April 30, 2018 sources of distributions and undistributed net investment income were as follows:

	Distributions to shareholders:
	Net investment income	Net realized capital gains	Undistributed net investment income (loss)
BDC Income	$16,864,170	$—	$401,268
ChinaAMC China Bond	—	—	(30,653)
Emerging Markets Aggregate	498,718	—	(231,823)
Emerging Markets High Yield	19,986,740	—	1,902,342
Fallen Angel	53,367,560	3,424,000	4,683,192
Green Bond	140,320	1,500	51,968
International High Yield	6,003,821	—	(69,618)
Investment Grade	4,284,650	—	733,640
J.P. Morgan EM	227,606,627	—	(37,975,743)
Mortgage REIT	10,915,551	—	(8,681)
Preferred Securities	28,076,858	—	(1,901,628)

D.	Currency Translation—Assets and liabilities denominated in foreign currencies and commitments under foreign currency contracts are translated into U.S. dollars at the closing prices of such currencies each business day as quoted by one or more sources. Purchases and sales of investments are translated at the exchange rates prevailing when such investments are acquired or sold. Foreign denominated income and expenses are translated at the exchange rates prevailing when accrued. The portion of realized and unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates is not separately disclosed in the financial statements. Such amounts are included with the net realized and unrealized gains and losses on investment securities in the Statements of Operations. Recognized gains or losses attributable to foreign currency fluctuations on foreign currency denominated assets, other than investments, and liabilities are recorded as net realized gain (loss) on foreign currency transactions and foreign denominated assets and liabilities in the Statements of Operations.

E.	Restricted Securities—The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included at the end of each Fund’s Schedule of Investments.

F.	Components of Capital—Effective with the current reporting period, Net unrealized appreciation (depreciation), Undistributed net investment income (loss), and Accumulated net realized gain (loss) are aggregated and disclosed as Total distributable earnings (loss) in the Statements of Assets and Liabilities.

G.	Repurchase Agreements—The Funds may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Adviser, to generate income from their excess cash balances and to invest securities lending cash collateral. A repurchase agreement is an agreement under which a Fund acquires securities from a seller, subject to resale to the seller at an agreed upon price and date. A Fund, through its custodian/securities lending agent, takes possession of securities collateralizing the repurchase agreement. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Funds maintain their right to sell the underlying securities at market value and may claim any resulting loss against the seller. Repurchase agreements held as of April 30, 2019 are reflected in the Schedules of Investments.

H.	Warrants—The Funds may invest in warrants whose values are linked to indices or underlying instruments. The Funds may use these warrants to gain exposure to markets that might be difficult to invest in through conventional securities. Warrants may be more volatile than their linked indices or underlying instruments. Potential losses are
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limited to the amount of the original investment. Warrants are obligations of the issuer and are not secured by any collateral. Warrants may be exercised by the Funds during the exercise period. If the warrants have not been exercised on the last day of the exercise period, the warrants will be automatically exercised on that day. Warrants held at April 30, 2019, if any, are reflected in the Schedules of Investments.

I.	Offsetting Assets and Liabilities—In the ordinary course of business, the Funds enter into transactions subject to enforceable master netting or other similar agreements. Generally, the right of setoff in those agreements allows the Funds to set off any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. The Funds may pledge or receive cash and/or securities as collateral for derivative instruments, securities lending and repurchase agreements. For financial reporting purposes, the Funds present securities lending and repurchase agreement assets and liabilities on a gross basis in the Statements of Assets and Liabilities. Collateral held at April 30, 2019 is presented in the Schedules of Investments. Refer to related disclosures in Note 2.G. (Repurchase Agreements) and Note 9 (Securities Lending).

J.	Other—Security transactions are accounted for on trade date. Realized gains and losses are determined based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and discounts, is accrued as earned. Interest income is generally not earned on debt securities in default or upon determination that the income is not realizable.

In the normal course of business, the Funds enter into contracts that contain a variety of general indemnifications. The Funds’ maximum exposure under these agreements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser believes the risk of loss under these arrangements to be remote.

The character of distributions received from Real Estate Investment Trusts (“REITs”) and Business Development Corporations (“BDCs”) held by the Funds are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from these investments based on historical data provided by the companies if actual amounts are not available. After each calendar year end, the REITs and BDCs report the actual tax character of these distributions. Differences between the estimated and actual amounts are reflected in the Funds’ records in the year in which they are reported by adjusting the related cost basis of investments, capital gains and income, as necessary.

At April 30, 2019, ChinaAMC China Bond included $671 in cash denominated in foreign currency, at value on the Statements of Assets and Liabilities which represents foreign investor minimum settlement reserve funds required by China Securities Depository and Clearing Corporation Limited.

Note 3—Investment Management and Other Agreements—The Adviser is the investment adviser to the Funds. The Adviser receives a management fee, calculated daily and payable monthly based on an annual rate of each Fund’s average daily net assets. The Adviser has agreed, until at least September 1, 2019, to waive management fees and assume expenses to prevent each Fund’s total annual operating expenses (excluding acquired fund fees and expenses, interest expense, trading expenses, offering costs, and taxes and extraordinary expenses) from exceeding the expense limitations listed in the table below. Refer to the Statements of Operations for the amounts waived/assumed by the Adviser for the year ended April 30, 2019.

106

The current expense limitations and management fee rates are as follows:

Fund	Expense Limitations	Management Fee Rates
BDC Income	0.40%	0.40%
ChinaAMC China Bond	0.50	0.40
Emerging Markets Aggregate*	0.35	0.35
Emerging Markets High Yield	0.40	0.40
Fallen Angel	0.35	0.40
Green Bond**	0.30	0.35
International High Yield	0.40	0.40
Investment Grade	0.14	0.35
J.P. Morgan EM***	0.30	0.27
Mortgage REIT	0.40	0.40
Preferred Securities	0.40	0.40

*	Prior to June 8, 2018 the expense limitation was 0.49%
**	Prior to September 1, 2018 the expense limitation was 0.40%
***	Prior to June 8, 2018 the expense limitation was 0.42% and the management fee rate was 0.35%

In addition, Van Eck Securities Corporation (the “Distributor”), an affiliate of the Adviser, acts as the Funds’ distributor. Certain officers and a Trustee of the Trust are officers, directors or stockholders of the Adviser and Distributor.

Note 4—Investments—For the year ended April 30, 2019, the cost of purchases and proceeds from sales of investments other than U.S. government obligations and short-term obligations (excluding in-kind transactions described in Note 6) were as follows:

Fund	Cost of Investments Purchased	Proceeds from Investments Sold
BDC Income	$26,048,228	$26,355,345
ChinaAMC China Bond	1,346,086	918,212
Emerging Markets Aggregate	18,293,948	4,460,990
Emerging Markets High Yield	77,899,509	77,240,018
Fallen Angel	490,320,889	291,436,437
Green Bond	15,516,768	6,322,906
International High Yield	57,689,968	43,856,944
Investment Grade	541,287,942	162,201,461
J.P. Morgan EM	2,080,626,326	1,702,696,073
Mortgage REIT	52,782,501	52,490,685
Preferred Securities	168,076,926	165,969,772

Note 5—Income Taxes—As of April 30, 2019, for Federal income tax purposes, the identified tax cost of investments owned, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) of investments were as follows:

Fund	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BDC Income	$259,901,870	$7,018,208	$(15,473,417)	$(8,455,211)
ChinaAMC China Bond	4,568,770	24,819	(181,348)	(156,529)
Emerging Markets Aggregate	14,731,256	459,884	(711,236)	(251,352)
Emerging Markets High Yield	286,592,582	3,334,612	(11,916,855)	(8,582,243)
Fallen Angel	1,038,169,198	12,605,451	(33,520,893)	(20,915,442)
Green Bond	25,963,649	416,475	(431,670)	(15,195)
International High Yield	124,444,328	1,520,718	(4,923,917)	(3,403,199)
Investment Grade	544,749,129	754,103	(1,477,378)	(723,275)
J.P. Morgan EM	5,861,587,197	30,905,345	(583,006,642)	(552,101,297)
Mortgage REIT	176,357,291	10,585,424	(6,644,909)	3,940,515
Preferred Securities	598,344,922	11,099,837	(13,313,038)	(2,213,201)
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At April 30, 2019, the components of accumulated earnings (deficit) on a tax basis, for each Fund, were as follows:

Fund	Undistributed Ordinary Income	Accumulated Capital Losses	Post-October Losses Deferred*	Other Temporary Differences	Unrealized Appreciation (Depreciation)	Total Distributable Earnings / (Losses)
BDC Income	$390,042	$(20,471,230)	$—	$(4,257)	$(8,455,211)	$(28,540,656)
ChinaAMC China Bond	—	(44,261)	(3,369)	(182)	(155,800)	(203,612)
Emerging Markets Aggregate	—	(1,872,288)	—	(1,468)	(256,362)	(2,130,118)
Emerging Markets High Yield	1,473,589	(42,300,012)	—	(25,438)	(8,582,243)	(49,434,104)
Fallen Angel	4,560,976	(1,413,358)	—	(11,652)	(20,915,442)	(17,779,476)
Green Bond	—	(147,348)	—	(243)	(17,447)	(165,038)
International High Yield	—	(7,998,661)	(229,446)	(23,992)	(3,408,923)	(11,661,022)
Investment Grade	1,428,109	(317,981)	—	(11,466)	(723,275)	375,387
J.P. Morgan EM	—	(60,071,341)	(7,861,974)	(151,924)	(553,929,911)	(622,015,150)
Mortgage REIT	—	(34,815,190)	—	(10,222)	3,940,515	(30,884,897)
Preferred Securities	1,384,696	(40,775,155)	—	(1,968,853)	(2,213,201)	(43,572,513)

*	Post-October losses represent certain ordinary specified and/or capital losses incurred after October 31, 2018. These losses are deemed to arise on the first day of the Funds’ next taxable year.

The tax character of dividends paid to shareholders during the years ended April 30, 2019 and April 30, 2018 was as follows:

	April 30, 2019		April 30, 2018
Fund	Ordinary Income	Return of Capital	Ordinary Income		Long-Term Capital Gains	Return of Capital
BDC Income	$18,917,640	$—	$16,864,170		$—	$—
ChinaAMC China Bond	75,947	75,613	—		—	172,450
Emerging Markets Aggregate	396,164	424,256	498,718		—	225,432
Emerging Markets High Yield	17,159,220	—	19,986,740		—	—
Fallen Angel	57,221,575	—	56,099,560	**	692,000	—
Green Bond	250,504	43,266	141,820	**	—	—
International High Yield	6,138,316	272,224	6,003,821		—	951,959
Investment Grade	16,008,835	—	4,284,650		—	—
J.P. Morgan EM	187,663,587	113,204,112	227,606,627		—	43,548,533
Mortgage REIT	10,684,627	185,563	10,915,551		—	449,699
Preferred Securities	32,627,855	—	28,076,858		—	208,987

**	Includes short-term capital gains.

At April 30, 2019, the Funds had capital loss carryforwards available to offset future capital gains, as follows:

Fund	Short-Term Capital Losses with No Expiration	Long-Term Capital Losses with No Expiration	Total
BDC Income	$(4,524,592)	$(15,946,638)	$(20,471,230)
ChinaAMC China Bond	(26,183)	(18,078)	(44,261)
Emerging Markets Aggregate	(1,559,424)	(312,864)	(1,872,288)
Emerging Markets High Yield	(9,118,235)	(33,181,777)	(42,300,012)
Fallen Angel	(1,413,358)	—	(1,413,358)
Green Bond	(36,672)	(110,676)	(147,348)
International High Yield	(836,051)	(7,162,610)	(7,998,661)
Investment Grade	(317,981)	—	(317,981)
J.P. Morgan EM	(21,931,142)	(38,140,199)	(60,071,341)
Mortgage REIT	(4,136,394)	(30,678,796)	(34,815,190)
Preferred Securities	(9,195,490)	(31,579,665)	(40,775,155)
108

During the year ended April 30, 2019, as a result of permanent book to tax differences, primarily due to the tax treatment of in-kind redemptions and deemed distributions on shareholder redemptions, the Funds incurred differences that affected total distributable earnings (losses) and aggregate paid in capital by the amounts in the table below. Net assets were not affected by these reclassifications.

Fund	Increase (Decrease) in Total Distributable Earnings / (Losses)	Increase (Decrease) in Aggregate Paid in Capital
BDC Income	$(2,302,225)	$2,302,225
ChinaAMC China Bond	—	—
Emerging Markets Aggregate	118,284	(118,284)
Emerging Markets High Yield	3,967,058	(3,967,058)
Fallen Angel	97,756	(97,756)
Green Bond	—	—
International High Yield	845,371	(845,371)
Investment Grade	1,134,252	(1,134,252)
J.P. Morgan EM	29,646,217	(29,646,217)
Mortgage REIT	(866,625)	866,625
Preferred Securities	400,980	(400,980)

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more-likely-than-not” to be sustained assuming examination by applicable tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filings for all open tax years. The Funds do not have exposure for additional years that might still be open in certain foreign jurisdictions. Therefore, no provision for income tax is required in the Funds’ financial statements. However, the Funds are subject to foreign taxes on the appreciation in value of certain investments. The Funds provide for such taxes on both realized and unrealized appreciation.

The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations. During the year ended April 30, 2019, the Funds did not incur any interest or penalties.

Prior to November 2018, there were uncertainties in the Chinese tax rules governing the taxation of interest income on corporate bonds due to the lack of formal guidance from the PRC’s tax authorities. China generally imposes withholding tax (“WHT”) at a rate of 10% (which may be reduced by the double taxation agreement/arrangement) on interest income derived by nonresidents in the Chinese corporate bond market, including Qualified Foreign Institutional Investors (“QFII”) and Renminbi Qualified Foreign Institutional Investors (“RQFIIs”).

On November 7, 2018, the PRC issued guidance (Circular 108) clarifying that nonresidents (including QFIIs, and RQFIIs) are exempted from withholding income tax and value added tax with respect to bond interest income derived in the Chinese domestic bond market from November 7, 2018 to November 6, 2021.

Additionally, under the PRC Corporate Income Tax regime, China also imposes WHT at a rate of 10% (subject to treaty relief) on PRC-sourced capital gains derived by nonresident enterprises, provided that the nonresident enterprises (i) do not have places of business, establishments or permanent establishments in the PRC; and (ii) are not PRC tax resident enterprises. However, capital gains derived by a nonresident pursuant to an RQFII license from the transfer of bonds issued by PRC entities are considered to be non PRC-sourced and therefore not subject to WHT.

PRC rules for taxation of RQFIIs (and QFIIs) are evolving and future tax guidance issued by the PRC State Administration of Taxation and/or PRC Ministry of Finance may apply retroactively, regarding the tax treatment of capital gains derived from the transfer of Chinese bonds by nonresidents, even if such rules are adverse to CBON and its shareholders. If the PRC tax authorities were to issue differing formal guidance or tax rules regarding capital gains from Chinese Bonds to RQFIIs, such as the Sub-Adviser, and begin collecting WHT, CBON could be subject to WHT liability. The impact of any such tax liability on CBON’s return could be substantial. CBON may also be liable to the Sub-Adviser for any tax that is imposed on the Sub-Adviser by the PRC with respect to its investments.

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Note 6—Capital Share Transactions—As of April 30, 2019, there were an unlimited number of capital shares of beneficial interest authorized by the Trust with no par value. Fund shares are not individually redeemable and are issued and redeemed at their net asset value per share only through certain authorized broker-dealers (“Authorized Participants”) in blocks of shares (“Creation Units”), or multiples thereof, as follows:

Fund	Creation Units
BDC Income	50,000
ChinaAMC China Bond	100,000
Emerging Markets Aggregate	50,000
Emerging Markets High Yield	200,000
Fallen Angel	50,000
Green Bond	50,000
International High Yield	200,000
Investment Grade*	50,000
J.P. Morgan EM*	100,000
Mortgage REIT	50,000
Preferred Securities	50,000

*	Prior to October 26, 2018, Investment Grade and J.P. Morgan EM creation units were 100,000 shares and 200,000 shares, respectively.

The consideration for the purchase or redemption of Creation Units of the Funds generally consists of the in-kind contribution or distribution of securities constituting the Funds’ underlying index (“Deposit Securities”) plus a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Cash may also be substituted in an amount equivalent to the value of certain Deposit Securities, generally as a result of market circumstances, or when the securities are not available in sufficient quantity for delivery, or are not eligible for trading by the Authorized Participant. The Funds may issue Creation Units in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit at the Custodian for the benefit of the Funds, collateral consisting of cash in the form of U.S. dollars at least equal to 115% of the daily marked to market value of the missing Deposit Securities.

Authorized Participants purchasing and redeeming Creation Units may pay transaction fees directly to The Bank of New York Mellon. In addition, the Funds may impose certain variable fees for creations and redemptions with respect to transactions in Creation Units for cash, or on transactions effected outside the clearing process, which are treated as increases in capital. These variable fees, if any, are reflected in share transactions in the Statements of Changes in Net Assets.

For the year ended April 30, 2019, the Funds had in-kind contributions and redemptions as follows:

Fund	In-Kind Contributions	In-Kind Redemptions
BDC Income	$59,834,816	$35,470,408
ChinaAMC China Bond	—	—
Emerging Markets Aggregate	427	14,233,538
Emerging Markets High Yield	6,637	100,732,249
Fallen Angel	—	425,437,318
Green Bond	—	—
International High Yield	1,711	64,652,401
Investment Grade	—	210,352,620
J.P. Morgan EM	698,839,086	803,069,993
Mortgage REIT	43,022,074	5,967,228
Preferred Securities	115,372,720	35,724,193

The in-kind contributions and in-kind redemptions in this table represent the accumulation of each Fund’s daily net shareholder transactions, while the Statements of Changes in Net Assets reflect shareholder transactions including any cash component of the transactions.

Note 7—Principal and Other Risks—Non-diversified funds (see Note 1) generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

110

Investments in bond funds involve risks such as market fluctuations caused by factors such as economic and political developments, changes in interest rates and perceived trends in security prices.

The Funds (except ChinaAMC China Bond, Investment Grade, Mortgage REIT and Preferred Securities) may directly or indirectly invest in non-investment grade securities, often referred to as “junk bonds.” Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest. These high yield securities may involve greater risks and considerations not typically associated with investing in U.S. government bonds and other high quality fixed-income securities. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities. These Funds may not be able to sell bonds at desired prices and large purchases or sales of certain high-yield bond issues may cause substantial fluctuations in share price, yield and total return.

BDC Income invests in business development companies which generally invest in less mature private companies or thinly traded U.S. public companies which involve greater risk than well-established publicly-traded companies.

ChinaAMC China Bond, Emerging Markets Aggregate, Emerging Markets High Yield, Fallen Angel, Green Bond, International High Yield, Investment Grade and J.P. Morgan EM invest in foreign securities. Investments in foreign securities may involve a greater degree of risk than investments in domestic securities due to political, economic or social instability. Foreign investments may also be subject to foreign taxes and settlement delays. Since the Funds may have significant investments in foreign debt securities, they may be subject to greater credit and interest risks and greater currency fluctuations than portfolios with significant investments in domestic debt securities.

Green Bond may invest in bonds whose proceeds are used principally for climate mitigation, climate adaption or other environmentally beneficial projects. Some “green” investments may be dependent on government tax incentives and subsidies and on political support for certain environmental technologies and companies.

Mortgage REIT invests directly in mortgage real estate investment trusts (“mortgage REITs”) and is exposed to the risks specific to the real estate market as well as the risks that relate specifically to the way in which mortgage REITs are organized and operated. Mortgage REITs receive principal and interest payments from the owners of the mortgaged properties. Accordingly, mortgage REITs are subject to the credit risk of the borrowers to whom they extend credit. To the extent that a mortgage REIT invests in mortgage-backed securities, it may be subject to default risk or interest rate risk. Mortgage REIT may invest in mortgage REITs that may trade at a discount or premium to their net asset value.

Preferred Securities invests in preferred securities which are essentially contractual obligations that declare distributions but permit the issuer to defer or suspend distributions. This may require the Fund to account for the distribution that has been deferred or suspended for tax purposes, even though it may not have received this income. Preferred securities are also subject to credit risk. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely distributions of dividends. In addition, preferred securities are subject to interest rate risk. Preferred securities interest rates may move in an inverse direction to that of general interest rates.

Preferred Securities may invest directly in real estate investment trusts (“REITs”) and is exposed to the risk of owning real estate directly, as well as to risks that relate specifically to the way in which REITs are organized and operated. REITs generally invest directly in real estate, in mortgages or in some combination of the two. The Fund indirectly bears management expenses along with the direct expenses of the Fund. Individual REITs may own a limited number of properties and may concentrate in a particular region or property type. REITs may also be subject to heavy cash flow dependency, default by borrowers and self-liquidation.

Should the Chinese government impose restrictions on the ability of ChinaAMC China Bond to repatriate funds associated with direct investment in bonds issued in the PRC, the Fund may be unable to satisfy distribution requirements applicable to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and the Fund may therefore be subject to Fund-level U.S. federal taxes.

As a result of certain events the United States and the EU have imposed sanctions on certain Russian individuals and companies. These sanctions do not currently impact the Funds. Additional economic sanctions may be imposed or other actions may be taken that may adversely affect the value and liquidity of the Russian-related issuers’ held by the Funds.

At April 30, 2019, the Adviser owned approximately 57% of Emerging Markets Aggregate and 29% of Green Bond.

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Note 8—Trustee Deferred Compensation Plan—The Trust has a Deferred Compensation Plan (the “Plan”) for Trustees under which the Trustees can elect to defer receipt of their trustee fees until retirement, disability or termination from the Board of Trustees. The fees otherwise payable to the participating Trustees are deemed invested in shares of the Funds as directed by the Trustees.

For each Fund, the expense for the Plan is included in “Trustees’ fees and expenses” in the Statements of Operations. The liability for the Plan is shown as “Deferred Trustee fees” in the Statements of Assets and Liabilities.

Note 9—Securities Lending—To generate additional income, each of the Funds may lend its securities pursuant to a securities lending agreement with The Bank of New York Mellon, the securities lending agent and also the Funds’ custodian. Each Fund may lend up to 33% of its investments requiring that the loan be continuously collateralized by cash, U.S. government or U.S. government agency securities, shares of an investment trust or mutual fund, or any combination of cash and such securities at all times equal to at least 102% (105% for foreign securities) of the market value plus accrued interest on the securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. During the term of the loan, the Funds will continue to receive any dividends, interest or amounts equivalent thereto, on the securities loaned while receiving a fee from the borrower and/or earning interest on the investment of the cash collateral. Such fees and collateral earned are shared with the securities lending agent under the terms of the securities lending agreement. The Funds may pay reasonable finders’, administrative and custodial fees in connection with a loan of its securities. Securities lending income is disclosed as such in the Statements of Operations. The collateral for securities loaned is recognized in the Schedules of Investments and the Statements of Assets and Liabilities. The cash collateral is maintained on the Funds’ behalf by the lending agent and is invested in repurchase agreements collateralized by obligations of the U.S. Treasury and/or Government Agencies. Loans are subject to termination at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities identical to the securities loaned. The Funds bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The value of loaned securities and related collateral outstanding at April 30, 2019 is presented on a gross basis in the Schedules of Investments and Statements of Assets and Liabilities.

The following table presents repurchase agreements held as collateral by type of security on loan pledged as of April 30, 2019:

Fund	Corporate Bonds	Equity Securities	Foreign Government Obligations	Gross amount of Recognized Liabilities for Securities Loaned in the Statements of Assets and Liabilities*
BDC Income	$—	$44,835,138	$—	$44,835,138
Emerging Markets Aggregate	143,940	—	—	143,940
Emerging Markets High Yield	19,556,465	—	115,412	19,671,877
Fallen Angel	58,790,208	—	—	58,790,208
Green Bond	102,000	—	125,674	227,674
International High Yield	9,967,363	—	—	9,967,363
Investment Grade	4,724,068	—	—	4,724,068
J.P. Morgan EM	—	—	105,068,424	105,068,424
Mortgage REIT	—	4,888,769	—	4,888,769
Preferred Securities	—	1,929,017	—	1,929,017

*	Remaining contractual maturity of the agreements: overnight and continuous

Note 10—Share Split—On October 26, 2018, the Board of Trustees of the Trust approved a 1 for 2 reverse share split for J.P Morgan EM Local Currency Bond ETF. Fund shares began trading on a split-adjusted basis on October 26, 2018. The Statement of Changes in Net Assets and Financial Highlights prior to October 26, 2018 have been adjusted to reflect the 1 for 2 reverse share split.

112

Note 11—Bank Line of Credit—The Funds may participate in a $200 million committed credit facility (the “Facility”) to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. The Funds have agreed to pay commitment fees, pro rata, based on the unused but available balance. Interest is charged to the Funds at rates based on prevailing market rates in effect at the time of borrowings. The outstanding loan balance for each respective fund as of April 30, 2019 is disclosed as Line of Credit in the Statements of Assets and Liabilities. During the year ended April 30, 2019, the following Funds borrowed under this Facility:

Fund	Days Outstanding	Average Daily Loan Balance	Average Interest Rate
BDC Income	284	$872,953	3.49%
Emerging Markets Aggregate	1	331,064	3.80
Emerging Markets High Yield	1	1,461,940	3.10
Fallen Angel	22	1,314,320	3.64
Investment Grade	1	385,090	3.80
J.P. Morgan EM	82	3,070,590	3.30
Mortgage REIT	281	1,085,473	3.54
Preferred Securities	217	2,088,431	3.48

Note 12—Custodian Fees—The Funds have entered into an expense offset agreement with the custodian wherein they receive a credit toward the reduction of custodian fees whenever there are uninvested cash balances. The Funds could have invested their cash balances elsewhere if they had not agreed to a reduction in fees under the expense offset agreement with the custodian. For the year ended April 30, 2019, there were offsets to custodian fees and these amounts are reflected in custody expense in the Statements of Operations.

Note 13—Recent Accounting Pronouncements and Regulatory Requirements—The Financial Accounting Standards Board issued an Accounting Standards Update ASU 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities, that shortens the amortization period for certain purchased callable debt securities held at premium to the earliest call date. The new guidance does not change the accounting for purchased callable debt securities held at a discount. The guidance is effective for public business entities for fiscal years beginning after December 15, 2018, and interim periods within those years. Early adoption is permitted. Management is currently evaluating the potential impact of this new guidance to the financial statements.

The Funds early adopted certain provisions of Accounting Standards Update No. 2018-13 Disclosure Framework –Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) that eliminate and modify certain disclosure requirements for fair value measurements. The adoption of certain provisions of the ASU 2018-13 had no material effect on financial statements and related disclosures. Management is currently evaluating the potential impact of additional requirements, not yet adopted, of the ASU 2018-13 to financial statements. Public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years.

On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statements of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statements of Changes in Net Assets. The amounts presented in the current Statements of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

Note 14—Subsequent Events—The Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

113

VANECK VECTORS ETF TRUST

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of VanEck Vectors BDC Income ETF, VanEck Vectors ChinaAMC China Bond ETF, VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors Green Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Investment Grade Floating Rate ETF, VanEck Vectors J.P. Morgan EM Local Currency Bond ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF and the Board of Trustees of VanEck Vectors ETF Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of VanEck Vectors BDC Income ETF, VanEck Vectors ChinaAMC China Bond ETF, VanEck Vectors Emerging Markets Aggregate Bond ETF, VanEck Vectors Emerging Markets High Yield Bond ETF, VanEck Vectors Fallen Angel High Yield Bond ETF, VanEck Vectors Green Bond ETF, VanEck Vectors International High Yield Bond ETF, VanEck Vectors Investment Grade Floating Rate ETF, VanEck Vectors J.P. Morgan EM Local Currency Bond ETF, VanEck Vectors Mortgage REIT Income ETF and VanEck Vectors Preferred Securities ex Financials ETF (collectively referred to as the “Funds”) (eleven of the funds constituting VanEck Vectors ETF Trust (the “Trust”)), including the schedules of investments, as of April 30, 2019, and the related statements of operations, and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (eleven of the funds constituting VanEck Vectors ETF Trust) at April 30, 2019, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting the VanEck Vectors ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
VanEck Vectors BDC Income ETF	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the five years in the period ended April 30, 2019
VanEck Vectors ChinaAMC China Bond ETF	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the four years in the period ended April 30, 2019 and the period from November 10, 2014 (commencement of operations) through April 30, 2015
VanEck Vectors Emerging Markets Aggregate Bond ETF	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the five years in the period ended April 30, 2019

VanEck Vectors Emerging Markets High Yield Bond ETF

VanEck Vectors Fallen Angel High Yield Bond ETF
VanEck Vectors Green Bond ETF	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the two years ended April 30, 2019 and the period from March 3, 2017 (commencement of operations) through April 30, 2017
114

Individual fund constituting the VanEck Vectors ETF Trust	Statement of operations	Statements of changes in net assets	Financial highlights
VanEck Vectors International High Yield Bond ETF	For the year ended April 30, 2019	For each of the two years in the period ended April 30, 2019	For each of the five years in the period ended April 30, 2019

VanEck Vectors Investment Grade Floating Rate ETF

VanEck Vectors J.P. Morgan EM Local Currency Bond ETF

VanEck Vectors Mortgage REIT Income ETF

VanEck Vectors Preferred Securities ex Financials ETF

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more of the VanEck investment companies since 1999.

New York, NY
June 25, 2019

115

VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited)

RETURN OF CAPITAL, FOREIGN SOURCE INCOME & FOREIGN TAX CREDITS

The information set forth below is for each Fund’s fiscal year. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2019 income tax purposes will be sent to them in early 2020.

The Funds listed below paid distributions during the taxable year ended April 30, 2019 that were considered to be a return of capital.

A return of capital is not considered taxable income to shareholders. The portion of a distribution which is a dividend is includable in gross income while the portion of the distribution which is not a dividend shall be applied against and reduces the adjusted basis of the stock. Accordingly, shareholders who received these distributions should not include these amounts in taxable income should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should multiply the per share amount of each of the respective distributions by the number of shares held at each of the respective record dates.

Additionally, the Funds below have qualified to “pass-through” the foreign taxes and foreign source income to their shareholders. Accordingly, shareholders may include their share of foreign source income on Form 1116 (Form 1118 for corporations) and may either deduct your portion of the taxes in computing your taxable income or take a credit for such taxes against your tax liability. These deductions or credits may be subject to limitations under the tax law. The information below is provided to assist you in computing your foreign tax credit. Please consult your tax advisor regarding the appropriate treatment of these distributions.

Fund Name	Ticker Symbol	Record Date	Ex Dividend Date	Payable Date	Total Distribution Paid Per Share	Income Dividends	Foreign Taxes Paid	Total Ordinary Income Dividends	Foreign Source Income as a % of Total Ordinary Income(a)	Return of Capital (Non Dividend) Distribution
ChinaAMC China Bond	CBON	06/04/2018	06/01/2018	06/07/2018	$0.060500	$0.024779	$—	$0.024779	100.00%	$0.035721
ChinaAMC China Bond	CBON	07/03/2018	07/02/2018	07/09/2018	0.063300	0.025925	—	0.025925	100.00%	0.037375
ChinaAMC China Bond	CBON	08/02/2018	08/01/2018	08/07/2018	0.064500	0.026417	—	0.026417	100.00%	0.038083
ChinaAMC China Bond	CBON	09/05/2018	09/04/2018	09/10/2018	0.063300	0.025925	—	0.025925	100.00%	0.037375
ChinaAMC China Bond	CBON	10/02/2018	10/01/2018	10/05/2018	0.055900	0.022895	—	0.022895	100.00%	0.033005
ChinaAMC China Bond	CBON	11/02/2018	11/01/2018	11/07/2018	0.055500	0.022731	—	0.022731	100.00%	0.032769
ChinaAMC China Bond	CBON	12/04/2018	12/03/2018	12/07/2018	0.052600	0.021543	—	0.021543	100.00%	0.031057
ChinaAMC China Bond	CBON	12/28/2018	12/27/2018	01/03/2019	0.092500	0.037885	—	0.037885	100.00%	0.054615
ChinaAMC China Bond	CBON	02/04/2019	02/01/2019	02/07/2019	0.059600	0.040965	—	0.040965	100.00%	0.018635
ChinaAMC China Bond	CBON	03/04/2019	03/01/2019	03/07/2019	0.048600	0.033405	—	0.033405	100.00%	0.015195
ChinaAMC China Bond	CBON	04/02/2019	04/01/2019	04/05/2019	0.070300	0.048320	—	0.048320	100.00%	0.021980
ChinaAMC China Bond	CBON	04/25/2019	04/24/2019	04/30/2019	0.071200	0.048940	—	0.048940	100.00%	0.022260
ChinaAMC China Bond Total					$0.757800	$0.379730	$—	$0.379730	100.00%	$0.378070

Emerging Markets Aggregate	EMAG	06/04/2018	06/01/2018	06/07/2018	$0.081900	$0.050597	$0.001527	$0.052124	100.00%	$0.031303
Emerging Markets Aggregate	EMAG	07/03/2018	07/02/2018	07/09/2018	0.059100	0.036512	0.001102	0.037614	100.00%	0.022588
Emerging Markets Aggregate	EMAG	08/02/2018	08/01/2018	08/07/2018	0.104200	0.064374	0.001943	0.066317	100.00%	0.039826
Emerging Markets Aggregate	EMAG	09/05/2018	09/04/2018	09/10/2018	0.081100	0.050103	0.001512	0.051615	100.00%	0.030997
Emerging Markets Aggregate	EMAG	10/02/2018	10/01/2018	10/05/2018	0.080200	0.049547	0.001495	0.051042	100.00%	0.030653
Emerging Markets Aggregate	EMAG	11/02/2018	11/01/2018	11/07/2018	0.083100	0.051339	0.001549	0.052888	100.00%	0.031761
Emerging Markets Aggregate	EMAG	12/04/2018	12/03/2018	12/07/2018	0.080700	0.049856	0.001505	0.051361	100.00%	0.030844
Emerging Markets Aggregate	EMAG	12/28/2018	12/27/2018	01/03/2019	0.067900	0.041948	0.001266	0.043214	100.00%	0.025952
Emerging Markets Aggregate	EMAG	02/04/2019	02/01/2019	02/07/2019	0.087800	0.021536	—	0.021536	100.00%	0.066264
Emerging Markets Aggregate	EMAG	03/04/2019	03/01/2019	03/07/2019	0.084200	0.020653	—	0.020653	100.00%	0.063547
Emerging Markets Aggregate	EMAG	04/02/2019	04/01/2019	04/05/2019	0.097900	0.024013	—	0.024013	100.00%	0.073887
Emerging Markets Aggregate	EMAG	04/25/2019	04/24/2019	04/30/2019	0.085600	0.020996	—	0.020996	100.00%	0.064604
Emerging Markets Aggregate Total					$0.993700	$0.481474	$0.011899	$0.493373	100.00%	$0.512226
116

Fund Name	Ticker Symbol	Record Date	Ex Dividend Date	Payable Date	Total Distribution Paid Per Share	Income Dividends	Foreign Taxes Paid	Total Ordinary Income Dividends	Foreign Source Income as a % of Total Ordinary Income(a)	Return of Capital (Non Dividend) Distribution
Green Bond	GRNB	05/02/2018	05/01/2018	05/07/2018	$0.022100	$0.022100	$—	$0.022100	—%	$—
Green Bond	GRNB	06/04/2018	06/01/2018	06/07/2018	0.024700	0.024700	—	0.024700	—%	—
Green Bond	GRNB	07/03/2018	07/02/2018	07/09/2018	0.024300	0.024300	—	0.024300	—%	—
Green Bond	GRNB	08/02/2018	08/01/2018	08/07/2018	0.025700	0.025700	—	0.025700	86.48%	—
Green Bond	GRNB	09/05/2018	09/04/2018	09/10/2018	0.025500	0.025500	—	0.025500	86.48%	—
Green Bond	GRNB	10/02/2018	10/01/2018	10/05/2018	0.020700	0.020700	—	0.020700	86.48%	—
Green Bond	GRNB	11/02/2018	11/01/2018	11/07/2018	0.030700	0.030700	—	0.030700	86.48%	—
Green Bond	GRNB	12/04/2018	12/03/2018	12/07/2018	0.028800	0.028800	—	0.028800	86.48%	—
Green Bond	GRNB	12/28/2018	12/27/2018	01/03/2019	0.031500	0.031500	—	0.031500	86.48%	—
Green Bond	GRNB	02/04/2019	02/01/2019	02/07/2019	0.043700	0.024563	—	0.024563	86.48%	0.019137
Green Bond	GRNB	03/04/2019	03/01/2019	03/07/2019	0.026000	0.014614	—	0.014614	86.48%	0.011386
Green Bond	GRNB	04/02/2019	04/01/2019	04/05/2019	0.029100	0.016357	—	0.016357	86.48%	0.012743
Green Bond Total					$0.332800	$0.289534	$—	$0.289534	100.00%	$0.043266

International High Yield	IHY	06/04/2018	06/01/2018	06/07/2018	$0.095300	$0.095300	$—	$0.095300	100.00%	$—
International High Yield	IHY	07/03/2018	07/02/2018	07/09/2018	0.092800	0.092800	—	0.092800	100.00%	—
International High Yield	IHY	08/02/2018	08/01/2018	08/07/2018	0.094400	0.094400	—	0.094400	100.00%	—
International High Yield	IHY	09/05/2018	09/04/2018	09/10/2018	0.092500	0.092500	—	0.092500	100.00%	—
International High Yield	IHY	10/02/2018	10/01/2018	10/05/2018	0.095300	0.095300	—	0.095300	100.00%	—
International High Yield	IHY	11/02/2018	11/01/2018	11/07/2018	0.113400	0.113400	—	0.113400	100.00%	—
International High Yield	IHY	12/04/2018	12/03/2018	12/07/2018	0.090800	0.090800	—	0.090800	100.00%	—
International High Yield	IHY	12/28/2018	12/27/2018	01/03/2019	0.090400	0.090400	—	0.090400	100.00%	—
International High Yield	IHY	02/04/2019	02/01/2019	02/07/2019	0.098900	0.084034	—	0.084034	100.00%	0.014866
International High Yield	IHY	03/04/2019	03/01/2019	03/07/2019	0.082500	0.070099	—	0.070099	100.00%	0.012401
International High Yield	IHY	04/02/2019	04/01/2019	04/05/2019	0.098900	0.084034	—	0.084034	100.00%	0.014866
International High Yield	IHY	04/25/2019	04/24/2019	04/30/2019	0.096200	0.081740	—	0.081740	100.00%	0.014460
International High Yield Total					$1.141400	$1.084807	$—	$1.084807	100.00%	$0.056593

J.P. Morgan EM – See Note (b)	EMLC	06/04/2018	06/01/2018	06/07/2018	$0.096100	$0.070012	$0.002588	$0.072600	100.00%	$0.026088
J.P. Morgan EM – See Note (b)	EMLC	07/03/2018	07/02/2018	07/09/2018	0.088700	0.064620	0.002389	0.067009	100.00%	0.024080
J.P. Morgan EM – See Note (b)	EMLC	08/02/2018	08/01/2018	08/07/2018	0.093100	0.067826	0.002507	0.070333	100.00%	0.025274
J.P. Morgan EM – See Note (b)	EMLC	09/05/2018	09/04/2018	09/10/2018	0.086100	0.062726	0.002319	0.065045	100.00%	0.023374
J.P. Morgan EM – See Note (b)	EMLC	10/02/2018	10/01/2018	10/05/2018	0.084300	0.061415	0.002270	0.063685	100.00%	0.022885
J.P. Morgan EM	EMLC	11/02/2018	11/01/2018	11/07/2018	0.176800	0.128804	0.004762	0.133566	100.00%	0.047996
J.P. Morgan EM	EMLC	12/04/2018	12/03/2018	12/07/2018	0.176100	0.128294	0.004743	0.133037	100.00%	0.047806
J.P. Morgan EM	EMLC	12/28/2018	12/27/2018	01/03/2019	0.182100	0.132665	0.004904	0.137569	100.00%	0.049435
J.P. Morgan EM	EMLC	02/04/2019	02/01/2019	02/07/2019	0.184200	0.081954	0.001952	0.083906	100.00%	0.102246
J.P. Morgan EM	EMLC	03/04/2019	03/01/2019	03/07/2019	0.156900	0.069807	0.001663	0.071470	100.00%	0.087093
J.P. Morgan EM	EMLC	04/02/2019	04/01/2019	04/05/2019	0.183200	0.081508	0.001942	0.083450	100.00%	0.101692
J.P. Morgan EM	EMLC	04/25/2019	04/24/2019	04/30/2019	0.182200	0.081064	0.001931	0.082995	100.00%	0.101136
J.P. Morgan EM Total					$1.689800	$1.030695	$0.033970	$1.064665	100.00%	$0.659105

(a)	To determine your portion of foreign source income, multiply the dollar amount of your ordinary dividends by the percentage indicated.
(b)	The Board of Trustees approved a 1 for 2 reverse share split for J.P. Morgan EM and on October 26, 2018 shares began trading on a split-adjusted basis. The distributions indicated in this table have not been adjusted for the reverse share split.
117

VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited) (continued)

RETURN OF CAPITAL, QUALIFIED DIVIDEND INCOME, DIVIDENDS RECEIVED DEDUCTION & SECTION 199A

The information set forth below is for each Fund’s fiscal year. Shareholders, however, must report dividends on a calendar year basis for income tax purposes, which may include dividends for portions of two fiscal years of a Fund. Accordingly, the information needed by shareholders for calendar year 2019 income tax purposes will be sent to them in early 2020.

A portion of the distributions paid by MORT are considered a return of capital. A return of capital is not considered taxable income to shareholders. The portion of a distribution which is a dividend is includable in gross income while the portion of the distribution which is not a dividend shall be applied against and reduces the adjusted basis of the stock. Accordingly, shareholders who received these distributions should not include these amounts in taxable income, but instead, should treat them as a reduction of the cost basis of the applicable shares upon which these distributions were paid. In order to compute the required adjustment to cost basis, a shareholder should multiply the per share amount of each of the respective distributions by the number of shares held on each of the respective record dates.

All or a portion of a shareholder’s ordinary income dividend may be taxed at a reduced capital gains rate rather than the higher marginal tax rates applicable to ordinary income. The amount of a dividend subject to this lower rate is known as Qualified Dividend Income or QDI and is reported in Box 1b of the Form 1099-DIV. The table below provides a summary of the per share QDI amounts for the taxable year ended April 30, 2019. This data is being provided for informational purposes only. If a fund pays more than one distribution during the year, the amount that will be reported in Box 1b of a shareholder’s 2019 Form 1099-DIV will be based on the QDI percentage specific to each distribution. Shareholders who received Form 1099-DIV should use the amounts reported to them on Form 1099-DIV when preparing their tax return.

To treat a dividend as qualifying for lower rates, shareholders must have held shares on which the dividend was paid for at least 61 days during the 121-day period beginning 60 days before the ex-dividend date of the distribution.

QDI information does not apply to shareholders that are corporations for U.S. tax purposes. Corporate shareholders should use the information regarding the Dividends Received Deduction or DRD. The table below provides a summary of the percentage of total ordinary income qualifying for the dividends received deduction or DRD for the taxable year ended April 30, 2019. This data is being provided to corporate shareholders in order for them to compute their share of dividends qualifying for the DRD for corporations. To determine your share of income eligible for the DRD, multiply the per share amounts shown below times DRD percentage indicated times the number of shares you held on the record date of each distribution.

To treat a dividend as qualifying for the DRD, shareholders must have held shares on which the dividend was paid for at least 46 days during the 91-day period beginning 45 days before the ex-dividend date of the distribution.

The Section 199A amount represents the percentage of each Fund’s ordinary income distributions, that represent Qualified Business Income (QBI) for purposes of the Internal Revenue Code Section 199A deduction. Section 199A, enacted as part of the Tax Cuts and Jobs Act of 2017, allows a deduction of up to 20% on QBI for non-corporate taxpayers. Proposed regulations issued January 18, 2019 enable a regulated investment company to flow-through QBI received from pass through entities such as real estate investment trusts, to its shareholders. Please consult your tax advisor for additional information regarding the treatment of these distributions.

118

Fund Name	Ticker Symbol	Record Date	Ex Dividend Date	Payable Date	Total Distribution Per Share	Return of Capital (Non Dividend) Distribution	Ordinary Income Dividends	Percent of Ordinary Income Dividends that are QDI Eligible		Percent of Ordinary Income Dividends that are DRD Eligible		Section 199A QBI as a Percent of Ordinary Income Dividends
BDC Income	BIZD	07/03/2018	07/02/2018	07/09/2018	$0.349600	$—	$0.349600	1.65%		0.28%		0.10%
BDC Income	BIZD	10/02/2018	10/01/2018	10/05/2018	0.388400	—	0.388400	1.73%		0.31%		0.11%
BDC Income	BIZD	12/28/2018	12/27/2018	01/03/2019	0.406600	—	0.406600	1.73%		0.31%		0.11%
BDC Income	BIZD	04/02/2019	04/01/2019	04/05/2019	0.410000	—	0.410000	0.12%	(c)	0.24%	(c)	0.01% (c)
BDC Income Total					$1.554600	$—	$1.554600	1.29%	(c)	0.28%	(c)	0.08% (c)

Mortgage REIT	MORT	07/02/2018	07/03/2018	07/09/2018	$0.382100	$—	$0.382100	1.61%		—		58.05%
Mortgage REIT	MORT	10/01/2018	10/02/2018	10/05/2018	0.480100	—	0.480100	1.61%		—		58.05%
Mortgage REIT	MORT	12/27/2018	12/28/2018	01/03/2019	0.460400	—	0.460400	1.61%		—		58.05%
Mortgage REIT	MORT	04/02/2019	04/01/2019	04/05/2019	0.377000	0.025953	0.351047	0.55%	(c)	—		82.31% (c)
Mortgage REIT					$1.699600	$0.025953	$1.673647	1.39%	(c)	0.00%		63.13% (c)

Preferred Securities	PFXF	05/01/2018	05/02/2018	05/07/2018	$0.082500	$—	$0.082500	18.62%		17.83%		0.30%
Preferred Securities	PFXF	06/01/2018	06/04/2018	06/07/2018	0.092700	—	0.092700	18.61%		17.83%		0.30%
Preferred Securities	PFXF	07/02/2018	07/03/2018	07/09/2018	0.138300	—	0.138300	18.62%		17.83%		0.30%
Preferred Securities	PFXF	08/01/2018	08/02/2018	08/07/2018	0.077100	—	0.077100	18.61%		17.83%		0.30%
Preferred Securities	PFXF	09/04/2018	09/05/2018	09/10/2018	0.068300	—	0.068300	18.61%		17.83%		0.30%
Preferred Securities	PFXF	10/01/2018	10/02/2018	10/05/2018	0.113600	—	0.113600	18.62%		17.83%		0.30%
Preferred Securities	PFXF	11/01/2018	11/02/2018	11/07/2018	0.092500	—	0.092500	18.62%		17.83%		0.30%
Preferred Securities	PFXF	12/03/2018	12/04/2018	12/07/2018	0.086600	—	0.086600	18.62%		17.83%		0.30%
Preferred Securities	PFXF	12/27/2018	12/28/2018	01/03/2019	0.119500	—	0.119500	18.62%		17.83%		0.30%
Preferred Securities	PFXF	02/04/2019	02/01/2019	02/07/2019	0.072700	—	0.072700	16.04%	(c)	13.98%	(c)	8.26% (c)
Preferred Securities	PFXF	03/04/2019	03/01/2019	03/07/2019	0.076000	—	0.076000	16.04%	(c)	13.98%	(c)	8.26% (c)
Preferred Securities	PFXF	04/02/2019	04/01/2019	04/05/2019	0.094300	—	0.094300	16.04%	(c)	13.98%	(c)	8.26% (c)
Preferred Securities	PFXF	04/25/2019	04/24/2019	04/30/2019	0.056600	—	0.056600	16.04%	(c)	13.98%	(c)	8.26% (c)
Preferred Securities Total					$1.170700	$—	$1.170700	17.96%	(c)	16.84%	(c)	2.33% (c)

(c)	Amounts are estimated and subject to change. Shareholders should utilize the information on their 2019 Form 1099s received in 2020.
119

VANECK VECTORS ETF TRUST

TAX INFORMATION

(unaudited) (continued)

QUALIFIED INTEREST INCOME FOR NON-U.S. SHAREHOLDERS

The Funds listed below paid distributions during the taxable year ended April 30, 2019 that were considered to be Qualified Interest Income (“QII”). The Funds did not have any Qualified Short-Term Capital Gains (“QSTG”) distributions. The QII distributions may be exempt from United States withholding tax when distributed to non-U.S. shareholders with proper documentation. Please consult your tax advisor for additional information regarding the treatment of these distributions.

Fund Name	Ticker Symbol	Record Date	Ex Dividend Date	Payable Date	Total Ordinary Income Distribution Per Share		Qualified Interest Income Per Share (QII)	Qualified Interest Income (QII) as a Percentage of the Total Ordinary Income Distribution
Fallen Angel	ANGL	05/02/2018	05/01/2018	05/07/2018	$0.122400		$0.078679	64.28%
Fallen Angel	ANGL	06/04/2018	06/01/2018	06/07/2018	0.131600		0.088856	67.52%
Fallen Angel	ANGL	07/03/2018	07/02/2018	07/09/2018	0.126900		0.085683	67.52%
Fallen Angel	ANGL	08/02/2018	08/01/2018	08/07/2018	0.139100		0.093920	67.52%
Fallen Angel	ANGL	09/05/2018	09/04/2018	09/10/2018	0.132600		0.089532	67.52%
Fallen Angel	ANGL	10/02/2018	10/01/2018	10/05/2018	0.128500		0.086763	67.52%
Fallen Angel	ANGL	11/02/2018	11/01/2018	11/07/2018	0.139500		0.094190	67.52%
Fallen Angel	ANGL	12/04/2018	12/03/2018	12/07/2018	0.150600		0.101685	67.52%
Fallen Angel	ANGL	12/28/2018	12/27/2018	01/03/2019	0.143600		0.096959	67.52%
Fallen Angel	ANGL	02/01/2019	02/04/2019	02/07/2019	0.122300		0.096998	79.31%
Fallen Angel	ANGL	03/01/2019	03/04/2019	03/07/2019	0.115700		0.091764	79.31%
Fallen Angel	ANGL	04/01/2019	04/02/2019	04/05/2019	0.135200		0.107229	79.31%
Fallen Angel Total					$1.588000		$1.112258	70.04%
Investment Grade	FLTR	05/02/2018	05/01/2018	05/07/2018	$0.049400		$0.028336	57.36%
Investment Grade	FLTR	06/04/2018	06/01/2018	06/07/2018	0.054900		0.033324	60.70%
Investment Grade	FLTR	07/03/2018	07/02/2018	07/09/2018	0.056100		0.034058	60.71%
Investment Grade	FLTR	08/02/2018	08/01/2018	08/07/2018	0.061100		0.037094	60.71%
Investment Grade	FLTR	09/05/2018	09/04/2018	09/10/2018	0.059900		0.036365	60.71%
Investment Grade	FLTR	10/02/2018	10/01/2018	10/05/2018	0.058600		0.035576	60.71%
Investment Grade	FLTR	11/02/2018	11/01/2018	11/07/2018	0.058300		0.035394	60.71%
Investment Grade	FLTR	12/04/2018	12/03/2018	12/07/2018	0.058100		0.035273	60.71%
Investment Grade	FLTR	12/28/2018	12/27/2018	01/03/2019	0.073200		0.044440	60.71%
Investment Grade	FLTR	02/01/2019	02/04/2019	02/07/2019	0.070700		0.047471	67.14%
Investment Grade	FLTR	03/01/2019	03/04/2019	03/07/2019	0.065500		0.043979	67.14%
Investment Grade	FLTR	04/01/2019	04/02/2019	04/05/2019	0.075300		0.050559	67.14%
Investment Grade Total					$0.741100		$0.461869	62.32%
Green Bond	GRNB	05/02/2018	05/01/2018	05/07/2018	$0.022100		$0.001945	8.80%
Green Bond	GRNB	06/04/2018	06/01/2018	06/07/2018	0.024700		0.002174	8.80%
Green Bond	GRNB	07/03/2018	07/02/2018	07/09/2018	0.024300		0.002138	8.80%
Green Bond	GRNB	08/02/2018	08/01/2018	08/07/2018	0.025700		0.002588	10.07%
Green Bond	GRNB	09/05/2018	09/04/2018	09/10/2018	0.025500		0.002678	10.50%
Green Bond	GRNB	10/02/2018	10/01/2018	10/05/2018	0.020700		0.002174	10.50%
Green Bond	GRNB	11/02/2018	11/01/2018	11/07/2018	0.030700		0.003224	10.50%
Green Bond	GRNB	12/04/2018	12/03/2018	12/07/2018	0.028800		0.003024	10.50%
Green Bond	GRNB	12/28/2018	12/27/2018	01/03/2019	0.031500		0.003308	10.50%
Green Bond	GRNB	02/01/2019	02/04/2019	02/07/2019	0.024563	(d)	0.005267	21.44%
Green Bond	GRNB	03/01/2019	03/04/2019	03/07/2019	0.014614	(d)	0.003134	21.45%
Green Bond	GRNB	04/01/2019	04/02/2019	04/05/2019	0.016357	(d)	0.003507	21.44%
Green Bond Total					$0.289534		$0.035161	12.14%

(d)	Amounts have been reduced by a return of capital.
120

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

April 30, 2019 (unaudited)

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years
David H. Chow, 1957*†	Chairman Trustee	Since 2008 Since 2006	Founder and CEO, DanCourt Management LLC (financial/ strategy consulting firm and Registered Investment Adviser), March 1999 to present.	56	Director, Forward Management LLC and Audit Committee Chairman, May 2008 to June 2015; Trustee, Berea College of Kentucky, May 2009 to present and currently Chairman of the Investment Committee; Member of the Governing Council of the Independent Directors Council, October 2012 to present; President, July 2013 to June 2015, and Board Member of the CFA Society of Stamford, July 2009 to present; Trustee, MainStay Fund Complex[4], January 2016 to present and currently Chairman of the Risk and Compliance Committee.

R. Alastair Short, 1953*†	Trustee	Since 2006	President, Apex Capital Corporation (personal investment vehicle), January 1988 to present	67	Chairman and Independent Director, EULAV Asset Management, January 2011 to present; Independent Director, Tremont offshore funds, June 2009 to July 2016; Director, Kenyon Review.

Peter J. Sidebottom, 1962*†	Trustee	Since 2012	Lead Partner, North America Banking and Capital Markets Strategy, Accenture, May 2017 to present; Partner, PWC/ Strategy & Financial Services Advisory, February 2015 to March 2017; Founder and Board Member, AspenWoods Risk Solutions, September 2013 to February 2016; Independent consultant, June 2013 to February 2015; Partner, Bain & Company (management consulting firm), April 2012 to December 2013; Executive Vice President and Senior Operating Committee Member, TD Ameritrade (on-line brokerage firm), February 2009 to January 2012.	56	Board Member, Special Olympics, New Jersey, November 2011 to September 2013; Director, The Charlotte Research Institute, December 2000 to 2009; Board Member, Social Capital Institute, University of North Carolina Charlotte, November 2004 to January 2012; Board Member, NJ-CAN, July 2014 to 2016.

Richard D. Stamberger, 1959*†	Trustee	Since 2006	Director, President and CEO, SmartBrief, Inc. (media company).	67	Director, Food and Friends, Inc., 2013 to present.

1	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
4	The MainStay Fund Complex consists of MainStay Funds, MainStay Funds Trust, MainStay VP Funds Trust and MainStay MacKay Defined Term Municipal Opportunities Fund.
*	Member of the Audit Committee.
†	Member of the Nominating and Corporate Governance Committee.
121

VANECK VECTORS ETF TRUST

BOARD OF TRUSTEES AND OFFICERS

April 30, 2019 (unaudited) (continued)

Interested Trustee:

Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex[3] Overseen	Other Directorships Held By Trustee During Past Five Years
Jan F. van Eck, 1963[4]	Trustee, President and Chief Executive Officer	Trustee (Since 2006); President and Chief Executive Officer (Since 2009)	Director, President, Chief Executive Officer and Owner of the Adviser, Van Eck Absolute Return Advisers Corporation (VEARA) and Van Eck Securities Corporation (VESC).	56	Director, National Committee on US-China Relations.

1	The address for each Trustee and officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
2	Each Trustee serves until resignation, death, retirement or removal. Officers are elected yearly by the Trustees.
3	The Fund Complex consists of the VanEck Funds, VanEck VIP Trust and the Trust.
4	“Interested person” of the Trust within the meaning of the 1940 Act. Mr. van Eck is an officer of the Adviser, VEARA and VESC.

Officer Information

The Officers of the Trust, their addresses, positions with the Trust, year of birth and principal occupations during the past five years are set forth below.

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
Matthew A. Babinsky, 1983	Assistant Vice President and Assistant Secretary	Since 2016	Assistant Vice President, Assistant General Counsel and Assistant Secretary of the Adviser, VESC and VEARA (since 2016); Associate, Clifford Chance US LLP (October 2011 to April 2016); Officer of other investment companies advised by the Adviser and VEARA.

Russell G. Brennan, 1964	Assistant Vice President and Assistant Treasurer	Since 2008	Assistant Vice President of the Adviser (since 2008); Manager (Portfolio Administration) of the Adviser, September 2005 to October 2008; Officer of other investment companies advised by the Adviser and VEARA.

Charles T. Cameron, 1960	Vice President	Since 2006	Director of Trading (since 1995) and Portfolio Manager (since 1997) of the Adviser; Officer of other investment companies advised by the Adviser and VEARA.

John J. Crimmins, 1957	Vice President, Treasurer, Chief Financial Officer and Principal Accounting Officer	Vice President, Chief Financial Officer and Principal Accounting Officer (Since 2012); Treasurer (Since 2009)	Vice President of Portfolio Administration of the Adviser, June 2009 to present; Vice President of VESC and VEARA, June 2009 to present; Officer of other investment companies advised by the Adviser and VEARA.

Eduardo Escario, 1975	Vice President	Since 2012	Regional Director, Business Development/Sales for Southern Europe and South America of the Adviser (since July 2008); Regional Director (Spain, Portugal, South America and Africa) of Dow Jones Indexes and STOXX Ltd. (May 2001 to July 2008).

Henry Glynn, 1983	Assistant Vice President	Since February 2018	Head of ETF Capital Markets Europe of Van Eck Switzerland AG (since 2017); member of the Capital Markets team at Vanguard Group (September 2013 to October 2016).

F. Michael Gozzillo, 1965	Chief Compliance Officer	Since January 2018	Vice President and Chief Compliance Officer of the Adviser and VEARA (since January 2018) and Chief Compliance Officer of VESC (since October 2018); Chief Compliance Officer, City National Rochdale, LLC and City National Rochdale Funds (December 2012 to January 2018); Officer of other investment companies advised by the Adviser and VEARA.

Nicholas Jackson, 1974	Assistant Vice President	Since February 2018	Vice President, Business Development of VanEck Australia Pty Ltd. (since August 2013); Business Development Manager NSW, Leveraged Equities Limited (October 2006 to July 2013).

Laura I. Martínez, 1980	Vice President and Assistant Secretary	Vice President (Since 2016) and Assistant Secretary (Since 2008)	Vice President (since 2016), Associate General Counsel and Assistant Secretary (since 2008) and Assistant Vice President (2008 to 2016) of the Adviser, VESC and VEARA; Officer of other investment companies advised by the Adviser and VEARA.
122

Officer’s Name, Address[1] and Year of Birth	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During The Past Five Years
Matthew McKinnon, 1970	Assistant Vice President	Since February 2018	Head of Business Development of Asia Pacific of VanEck Australia Pty Ltd. (since February 2018) and Director, Intermediaries and Institutions (July 2013 to February 2018) of VanEck Australia Pty Ltd.; General Manager, Retail Sales, Equities at Perpetual Limited (December 2006 to May 2012).

Arian Neiron, 1979	Vice President	Since February 2018	Managing Director and Head of Asia Pacific of VanEck Australia Pty Ltd. (since September 2012).

James Parker, 1969	Assistant Treasurer	Since June 2014	Assistant Vice President (since May 2017) and Manager – Portfolio Administration (June 2010 – May 2017) of the Adviser.

Adam Phillips, 1970	Vice President	Since February 2018	VanEck Vectors ETFs’ Chief Operating Officer of the Adviser (since 2012).

Philipp Schlegel, 1974	Vice President	Since 2016	Managing Director of Van Eck Switzerland AG (since 2010).

Jonathan R. Simon, 1974	Senior Vice President, Secretary and Chief Legal Officer	Senior Vice President (Since 2016) and Secretary and Chief Legal Officer (Since 2014)	Senior Vice President (since 2016), General Counsel and Secretary (since 2014) and Vice President (2006 to 2016) of the Adviser, VESC and VEARA; Officer of other investment companies advised by the Adviser and VEARA.

1	The address for each Officer is 666 Third Avenue, 9th Floor, New York, New York 10017.
2	Officers are elected yearly by the Trustees.
123

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by a VanEck Vectors ETF Trust (the “Trust”) Prospectus, which includes more complete information. An investor should consider the investment objective, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the investment company. Please read the prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 800.826.2333, or by visiting vaneck.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q/N-PORT (as applicable). The Trust’s Form N-Qs/N-PORTs (as applicable) are available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 202.942.8090. The Funds’ complete schedules of portfolio holdings are also available by calling 800.826.2333 or by visiting vaneck.com.

Investment Adviser:	Van Eck Associates Corporation
Distributor:	Van Eck Securities Corporation
	666 Third Avenue, New York, NY 10017
	vaneck.com
Account Assistance:	800.826.2333	INCOMEAR

Item 2. CODE OF ETHICS.

(a)  The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to the principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)  The Registrant's code of ethics is reasonably designed as described in this
     Form N-CSR.

(c)  The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)  The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)  Not applicable.

(f)  The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     The Registrant's Board of Trustees has determined that David Chow, R.
     Alastair Short, Peter Sidebottom and Richard Stamberger, members of the Audit and
     Governance Committees, are "audit committee financial experts" and
     "independent" as such terms are defined in the instructions to Form N-CSR
     Item 3(a)(2).

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     The principal accountant fees disclosed in Item 4(a), 4(b), 4(c), 4(d) and
     4(g) are for the Funds of the Registrant for which the fiscal year end is
     April 30.

(a)  Audit Fees. The aggregate Audit Fees of Ernst & Young for professional services billed for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended April 30, 2019 and
     April 30, 2018, were $438,820 and $497,260, respectively.

(b)  Audit-Related Fees. Not applicable.

(c)  Tax Fees. The aggregate Tax Fees of Ernst & Young for professional services billed for the review of Federal, state and excise tax returns and other tax compliance consultations for the fiscal years ended
     April 30, 2019 and April 30, 2018, were $361,083 and $395,794, respectively.

(d)  All Other Fees

     None.

(e)  The Audit Committee will pre-approve all audit and non-audit services, to be provided to the Funds, by the independent accountants as required by
     Section 10A of the Securities Exchange Act of 1934. The Audit Committee
     has authorized the Chairman of the Audit Committee to approve, between meeting dates, appropriate non-audit services.

     The Audit Committee after considering all factors, including a review of independence issues, will recommend to the Board of Trustees the independent auditors to be selected to audit the financial statements of the Funds.

(f)  Not applicable.

(g)  Not applicable.

(h)  Not applicable.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     The Registrant's Board has an Audit Committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A))
     consisting of four Independent Trustees. Messrs. Chow, Short, Sidebottom and Stamberger currently serve as members of the Audit Committee. Mr. Short is the Chairman of the Audit Committee.

Item 6. SCHEDULE OF INVESTMENTS.

     Information included in Item 1.

Item 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 8. PORTFOLIO MANAGER OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.

Item 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
        COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

Item 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     None.

Item 11. CONTROLS AND PROCEDURES.

(a)  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
     Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR
     270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and
     Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR
     270.30a(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END
  MANAGEMENT INVESTMENT COMPANIES

     Not applicable.

Item 13. EXHIBITS.

(a)(1) The code of ethics is attached as EX-99.CODE ETH

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(b)  Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is furnished as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VANECK VECTORS ETF TRUST

By (Signature and Title) /s/ John J. Crimmins, Treasurer and CFO
                         ---------------------------------------
Date July 8, 2019
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Jan F. van Eck, CEO
                        --------------------------
Date July 8, 2019
     ----------------

By (Signature and Title)  /s/ John J. Crimmins, Treasurer and CFO
                        ------------------------------------------

Date July 8, 2019
     ----------------